UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2021

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the six-month period ended November 30, 2021. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy, President

VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2021 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2021 and held until November 30, 2021. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2021 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2021	Ending Account Value Using Actual Return at November 30, 2021	Expenses Paid During the Six Months Ended November 30, 2021	Beginning Account Value at June 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2021	Expenses Paid During the Six Months Ended November 30, 2021	Annualized Expense Ratio*
Aggressive Growth Lifestyle#	$1,000.00	1,010.74	0.45	$1,000.00	1,024.62	0.46	0.09%
Asset Allocation#	$1,000.00	1,064.67	3.36	$1,000.00	1,021.81	3.29	0.65%
Blue Chip Growth#	$1,000.00	1,100.91	4.16	$1,000.00	1,021.11	4.00	0.79%
Capital Appreciation#	$1,000.00	1,100.55	3.16	$1,000.00	1,022.06	3.04	0.60%
Conservative Growth Lifestyle#	$1,000.00	1,005.97	0.65	$1,000.00	1,024.42	0.66	0.13%
Core Bond	$1,000.00	1,007.92	2.52	$1,000.00	1,022.56	2.54	0.50%
Dividend Value#	$1,000.00	983.30	3.33	$1,000.00	1,021.71	3.40	0.67%
Dynamic Allocation#	$1,000.00	1,024.60	1.62	$1,000.00	1,023.46	1.62	0.32%
Emerging Economies	$1,000.00	882.24	4.29	$1,000.00	1,020.51	4.61	0.91%
Global Real Estate	$1,000.00	1,024.60	4.26	$1,000.00	1,020.86	4.26	0.84%
Global Strategy#.	$1,000.00	1,001.97	4.07	$1,000.00	1,021.01	4.10	0.81%
Government Money Market I#	$1,000.00	1,000.05	0.10	$1,000.00	1,024.97	0.10	0.02%
Government Securities	$1,000.00	1,002.78	3.31	$1,000.00	1,021.76	3.35	0.66%
Growth#	$1,000.00	1,141.95	3.28	$1,000.00	1,022.01	3.09	0.61%
High Yield Bond#	$1,000.00	1,005.21	3.42	$1,000.00	1,021.66	3.45	0.68%
Inflation Protected#	$1,000.00	1,045.11	2.67	$1,000.00	1,022.46	2.64	0.52%
International Equities Index	$1,000.00	963.01	2.02	$1,000.00	1,023.01	2.08	0.41%
International Government Bond	$1,000.00	972.69	3.31	$1,000.00	1,021.71	3.40	0.67%
International Growth#	$1,000.00	1,023.00	4.26	$1,000.00	1,020.86	4.26	0.84%
International Opportunities#	$1,000.00	976.11	4.71	$1,000.00	1,020.31	4.81	0.95%
International Socially Responsible	$1,000.00	978.55	3.17	$1,000.00	1,021.86	3.24	0.64%
International Value#	$1,000.00	896.16	3.52	$1,000.00	1,021.36	3.75	0.74%
Large Capital Growth	$1,000.00	1,079.89	3.86	$1,000.00	1,021.36	3.75	0.74%
Mid Cap Index	$1,000.00	997.12	1.70	$1,000.00	1,023.36	1.72	0.34%
Mid Cap Strategic Growth	$1,000.00	1,059.18	3.82	$1,000.00	1,021.36	3.75	0.74%
Mid Cap Value	$1,000.00	982.00	3.93	$1,000.00	1,021.11	4.00	0.79%
Moderate Growth Lifestyle	$1,000.00	1,016.74	0.61	$1,000.00	1,024.47	0.61	0.12%
Nasdaq -100® Index	$1,000.00	1,180.00	2.73	$1,000.00	1,022.56	2.54	0.50%
Science & Technology	$1,000.00	1,079.74	4.90	$1,000.00	1,020.36	4.76	0.94%
Small Cap Growth#	$1,000.00	957.99	4.32	$1,000.00	1,020.66	4.46	0.88%
Small Cap Index	$1,000.00	972.74	2.03	$1,000.00	1,023.01	2.08	0.41%
Small Cap Special Values	$1,000.00	969.85	4.35	$1,000.00	1,020.66	4.46	0.88%
Small Cap Value#	$1,000.00	978.81	3.82	$1,000.00	1,021.21	3.90	0.77%
Stock Index#	$1,000.00	1,092.29	1.52	$1,000.00	1,023.61	1.47	0.29%
Systematic Core#	$1,000.00	1,070.65	3.27	$1,000.00	1,021.91	3.19	0.63%
Systematic Value#	$1,000.00	1,017.53	2.43	$1,000.00	1,022.66	2.43	0.48%
U.S. Socially Responsible	$1,000.00	1,072.84	1.82	$1,000.00	1,023.31	1.78	0.35%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2021” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2021” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.1%
International Equity Investment Companies	22.2
Domestic Fixed Income Investment Companies	19.7
Domestic Money Market Investment Companies	6.4
International Fixed Income Investment Companies	1.6

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.1%
VALIC Co. I Blue Chip Growth Fund	534	$14,783
VALIC Co. I Capital Appreciation Fund	1,423,899	33,974,239
VALIC Co. I Dividend Value Fund	1,699,667	22,010,692
VALIC Co. I Large Capital Growth Fund	907,887	20,618,114
VALIC Co. I Mid Cap Index Fund	564,299	17,555,338
VALIC Co. I Mid Cap Strategic Growth Fund	1,095,449	26,860,417
VALIC Co. I Mid Cap Value Fund	1,041,868	22,733,552
VALIC Co. I Nasdaq-100® Index Fund	409,818	11,606,050
VALIC Co. I Science & Technology Fund	540,792	22,994,469
VALIC Co. I Small Cap Growth Fund	385,633	8,441,515
VALIC Co. I Small Cap Index Fund	453,135	10,349,612
VALIC Co. I Small Cap Special Values Fund	355,589	4,917,790
VALIC Co. I Small Cap Value Fund	321,856	4,905,082
VALIC Co. I Stock Index Fund	1,419,776	81,665,528
VALIC Co. I Systematic Core Fund	546,646	15,573,947
VALIC Co. I Systematic Value Fund	4,699,734	62,741,447

Total Domestic Equity Investment Companies
(cost $295,204,853)		366,962,575

Domestic Fixed Income Investment Companies — 19.7%
VALIC Co. I Core Bond Fund	8,228,972	94,304,014
VALIC Co. I Government Securities Fund	98,774	1,067,743
VALIC Co. I High Yield Bond Fund	2,434,930	18,797,656
VALIC Co. I Inflation Protected Fund	2,399,995	30,023,935

Total Domestic Fixed Income Investment Companies
(cost $140,580,577)		144,193,348

Security Description	Shares	Value (Note 2)

Domestic Money Market Investment Companies — 6.4%
VALIC Co. I Government Money Market I Fund(2)
(cost $46,870,817)	46,870,817	$46,870,817

International Equity Investment Companies — 22.2%
VALIC Co. I Emerging Economies Fund	1,786,711	17,134,556
VALIC Co. I Global Real Estate Fund	2,825,138	23,533,399
VALIC Co. I International Equities Index Fund	6,137,176	49,527,012
VALIC Co. I International Growth Fund	585,282	11,453,966
VALIC Co. I International Opportunities Fund	1,760,275	39,553,381
VALIC Co. I International Value Fund	2,132,573	21,901,527

Total International Equity Investment Companies
(cost $146,468,283)		163,103,841

International Fixed Income Investment Companies — 1.6%
VALIC Co. I International Government Bond Fund
(cost $11,536,639)	987,122	11,954,053

TOTAL INVESTMENTS
(cost $640,661,169)(3)	100.0%	733,084,634
Liabilities in excess of other assets	(0.0)	(131,155)

NET ASSETS	100.0%	$732,953,479

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of November 30, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$733,084,634	$—	$—	$733,084,634

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Diversified Financial Services	7.8%
Applications Software	5.7
Web Portals/ISP	4.2
United States Treasury Notes	4.2
E-Commerce/Products	4.1
Medical — Drugs	4.0
Semiconductor Components — Integrated Circuits	3.6
Government National Mtg. Assoc.	3.5
Computers	3.3
Electric — Integrated	3.3
United States Treasury Bonds	3.2
Repurchase Agreements	3.2
Real Estate Investment Trusts	3.1
Banks-Super Regional	2.9
Auto-Cars/Light Trucks	2.6
Diversified Banking Institutions	2.4
Federal National Mtg. Assoc.	2.3
Diversified Manufacturing Operations	2.1
Finance — Credit Card	2.0
Medical — Biomedical/Gene	1.8
Commercial Services — Finance	1.7
Electronic Components — Semiconductors	1.7
Retail — Restaurants	1.6
Medical Instruments	1.6
Chemicals — Diversified	1.6
Banks — Commercial	1.4
Transport — Rail	1.4
Federal Home Loan Mtg. Corp.	1.4
Hotels/Motels	1.3
Machinery — Farming	1.2
Aerospace/Defense	1.1
Uniform Mtg. Backed Securities	1.0
Retail — Building Products	1.0
Athletic Footwear	0.9
Medical — HMO	0.8
Investment Management/Advisor Services	0.8
Beverages — Non-alcoholic	0.8
Computer Services	0.7
Retail — Apparel/Shoe	0.7
Pipelines	0.7
Retail — Auto Parts	0.6
Internet Content — Entertainment	0.6
Tools — Hand Held	0.5
Airlines	0.5
Finance — Leasing Companies	0.5
Enterprise Software/Service	0.5
Telephone — Integrated	0.4
Insurance — Property/Casualty	0.4
Cable/Satellite TV	0.3
Oil Companies — Exploration & Production	0.3
Independent Power Producers	0.3
Internet Application Software	0.3
Medical — Generic Drugs	0.2
Medical — Hospitals	0.2
Brewery	0.2
Insurance — Life/Health	0.2
Retail — Convenience Store	0.2
Cellular Telecom	0.1
Oil Companies — Integrated	0.1
Drug Delivery Systems	0.1
Multimedia	0.1
Food — Meat Products	0.1
Tobacco	0.1
Gas — Distribution	0.1
Chemicals — Specialty	0.1
Software Tools	0.1
Pharmacy Services	0.1
Oil — Field Services	0.1

Food — Misc./Diversified	0.1
Food — Wholesale/Distribution	0.1
Registered Investment Companies	0.1
Semiconductor Equipment	0.1
Medical Products	0.1
Broadcast Services/Program	0.1
Rental Auto/Equipment	0.1
Building — Residential/Commercial	0.1
Insurance — Mutual	0.1
Electric — Distribution	0.1
Metal — Diversified	0.1

101.1%

*	Calculated as a percentage of net assets

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 61.8%
Aerospace/Defense — 0.8%
Northrop Grumman Corp.	3,744	$1,305,907

Applications Software — 5.7%
Microsoft Corp.	27,610	9,127,590

Athletic Footwear — 0.9%
NIKE, Inc., Class B	8,004	1,354,597

Auto-Cars/Light Trucks — 2.1%
Rivian Automotive, Inc., Class A†	2,899	347,184
Tesla, Inc.†	2,572	2,944,323

		3,291,507

Banks-Commercial — 1.4%
Truist Financial Corp.	38,608	2,289,841

Banks-Super Regional — 2.7%
US Bancorp	35,016	1,937,786
Wells Fargo & Co.	48,594	2,321,821

		4,259,607

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	22,456	1,177,817

Chemicals-Diversified — 1.5%
Eastman Chemical Co.	4,876	508,518
PPG Industries, Inc.	11,760	1,813,039

		2,321,557

Commercial Services-Finance — 1.7%
Affirm Holdings, Inc.†	1,633	206,869
FleetCor Technologies, Inc.†	2,852	590,735
S&P Global, Inc.	4,173	1,901,761

		2,699,365

Computer Services — 0.6%
Leidos Holdings, Inc.	11,363	998,921

Computers — 3.2%
Apple, Inc.	30,978	5,120,663

Diversified Banking Institutions — 0.6%
Morgan Stanley	10,831	1,026,995

Diversified Manufacturing Operations — 1.9%
Eaton Corp. PLC	18,327	2,970,074

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	1,870	6,558,221

Electric-Integrated — 2.3%
NextEra Energy, Inc.	29,122	2,527,207
Xcel Energy, Inc.	18,024	1,148,670

		3,675,877

Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	14,222	2,252,338

Enterprise Software/Service — 0.4%
Ceridian HCM Holding, Inc.†	5,842	639,115

Finance-Credit Card — 1.9%
Mastercard, Inc., Class A	9,639	3,035,514

Hotels/Motels — 1.3%
Marriott International, Inc., Class A†	13,549	1,999,290

Insurance-Property/Casualty — 0.4%
Progressive Corp.	6,680	620,839

Internet Application Software — 0.3%
Shopify, Inc., Class A†	268	407,840

Security Description	Shares/ Principal Amount	Value (Note 2)

Internet Content-Entertainment — 0.6%
Meta Platforms, Inc.†	1,903	$617,447
Snap, Inc., Class A†	7,452	354,790

		972,237

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	4,570	1,323,472

Machinery-Farming — 1.2%
Deere & Co.	5,347	1,847,602

Medical Instruments — 1.6%
Boston Scientific Corp.†	39,240	1,493,867
Intuitive Surgical, Inc.†	3,218	1,043,726

		2,537,593

Medical-Biomedical/Gene — 1.5%
Biogen, Inc.†	3,091	728,673
Regeneron Pharmaceuticals, Inc.†	2,606	1,658,797

		2,387,470

Medical-Drugs — 3.7%
AbbVie, Inc.	21,540	2,483,131
Bristol-Myers Squibb Co.	32,164	1,724,955
Eli Lilly & Co.	7,039	1,745,954

		5,954,040

Medical-HMO — 0.8%
Centene Corp.†	18,152	1,296,234

Oil Companies-Exploration & Production — 0.2%
Pioneer Natural Resources Co.	1,632	291,018

Real Estate Investment Trusts — 2.1%
Prologis, Inc.	22,038	3,322,229

Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	9,800	1,069,082

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	1,270	810,463

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	5,844	1,429,384

Retail-Restaurants — 1.6%
McDonald’s Corp.	6,894	1,686,272
Yum! Brands, Inc.	6,946	853,247

		2,539,519

Semiconductor Components-Integrated Circuits — 3.6%
Analog Devices, Inc.	14,765	2,661,391
NXP Semiconductors NV	14,142	3,158,757

		5,820,148

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	4,945	864,188

Transport-Rail — 1.4%
Norfolk Southern Corp.	8,608	2,283,444

Web Portals/ISP — 4.2%
Alphabet, Inc., Class A†	2,348	6,663,508

Total Common Stocks
(cost $84,530,150)		98,545,106

ASSET BACKED SECURITIES — 7.8%
Diversified Financial Services — 7.8%
ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$80,200	80,067

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
ACC Auto Trust Series 2021-A, Class B 1.79% due 04/15/2027*	$105,000	$104,340
ACC Trust Series 2021-1, Class B 1.43% due 07/22/2024*	100,000	99,638
Accelerated Assets LLC Series 2021-1H, Class B 1.90% due 10/20/2040*	71,779	70,925
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class A 0.92% (1 ML+0.83%) due 12/18/2037*(1)(2)	155,368	154,934
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class AS 1.19% (1 ML+1.10%) due 12/18/2037*(1)(2)	110,000	109,598
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% due 08/15/2025*	145,000	145,086
Ajax Mtg. Loan Trust Series 2021-B, Class A 2.24% due 06/25/2066*(3)	132,065	131,405
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% due 08/15/2046*	95,000	94,111
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	45,000	45,002
AMSR Trust Series 2020-SFR3, Class E2 2.76% due 09/17/2037*	100,000	99,256
Bayview Finance LLC CMO Series 2021-3, Class F 1.48% due 07/12/2033(4)	137,235	137,235
Bayview Opportunity Master Fund Trust Series 2021-IV, Class B 1.60% due 01/10/2031(4)	21,758	21,758
BPR Trust FRS Series 2021-KEN, Class A 1.34% (1 ML+1.25%) due 02/15/2029*(1)	145,000	145,174
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	108,571	108,647
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	142,201	142,360
BVRT Financing Trust Series 2021-2F, Class M1 1.57% due 01/10/2032(4)	13,030	13,030
BVRT Financing Trust Series 2021-CR, Class T2 1.84% due 11/10/2032(4)	4,531	4,531
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75% due 02/25/2046*(5)	161,171	159,043
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	97,362	95,752
CFMT LLC VRS Series 2021-HB5, Class A 0.80% due 02/25/2031*(5)(6)	298,268	298,061
CPS Auto Receivables Trust Series 2021-A, Class A 0.35% due 01/16/2024*	42,177	42,174

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
CPS Auto Receivables Trust Series 2021-A, Class B 0.61% due 02/18/2025*	$105,000	$105,002
CPS Auto Receivables Trust Series 2021-A, Class C 0.83% due 09/15/2026*	300,000	298,276
CPS Auto Receivables Trust Series 2021-B, Class C 1.23% due 03/15/2027*	100,000	99,347
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	250,000	249,044
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A 1.35% due 02/16/2027*	41,154	41,107
Crossroads Asset Trust Series 2021-A, Class A2 0.82% due 03/20/2024*	85,855	85,904
Crossroads Asset Trust Series 2021-A, Class B 1.12% due 06/20/2025*	205,000	203,989
CSMC Trust VRS Series 2021-RPL1, Class A1 1.67% due 09/27/2060*(5)(6)	156,762	156,169
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	175,000	172,006
Diamond Resorts Owner Trust Series 2021-1A, Class A 1.51% due 11/21/2033*	146,768	145,804
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	50,000	49,601
DT Auto Owner Trust Series 2019-4A, Class D 2.85% due 07/15/2025*	85,000	87,026
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B 1.74% due 08/27/2035*	97,826	96,957
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	240,000	239,708
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	95,000	94,862
FHF Trust Series 2021-1A, Class A 1.27% due 03/15/2027*	52,146	51,903
Finance of America HECM Buyout VRS Series 2021-HB1, Class A 0.88% due 02/25/2031*(6)	95,892	95,841
Flagship Credit Auto Trust Series 2021-2, Class A 0.37% due 12/15/2026*	177,839	177,121
Flagship Credit Auto Trust Series 2021-1, Class B 0.68% due 02/16/2027*	65,000	64,448
FMC GMSR Issuer Trust VRS Series 2021-GT2, Class A 3.85% due 10/25/2026*(5)(6)	100,000	99,860
Freed ABS Trust Series 2021-1CP, Class A 0.66% due 03/20/2028*	32,515	32,513
Freed ABS Trust Series 2021-2, Class B 1.03% due 06/19/2028*	100,000	99,699

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	$100,000	$99,589
Home Partners of America Trust Series 2021-2, Class C 2.40% due 12/17/2026*	130,000	129,077
Legacy Mtg. Asset Trust Series 2021-GS1, Class A1 1.89% due 10/25/2066*(3)(5)	99,725	99,717
Lendbuzz Securitization Trust Series 2021-1A, Class A 1.46% due 06/15/2026*	146,558	146,221
Lendingpoint Asset Securitization Trust Series 2021-A, Class A 1.00% due 12/15/2028*	179,956	179,588
Lendingpoint Asset Securitization Trust Series 2021-B, Class A 1.11% due 02/15/2029*	184,163	183,993
Lendingpoint Asset Securitization Trust Series 2021-B, Class B 1.68% due 02/15/2029*	100,000	99,322
LHOME Mtg. Trust VRS Series 2021-RTL1, Class A1 2.09% due 09/25/2026*(5)(6)	200,000	199,561
Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 03/20/2036*	130,000	128,256
Marlette Funding Trust Series 2021-1A, Class B 1.00% due 06/16/2031*	101,000	100,778
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	140,000	140,086
Mission Lane Credit Card Master Trust Series 2021-A, Class A 1.59% due 09/15/2026*	110,000	109,412
MVW LLC Series 2021-2A, Class C 2.23% due 05/20/2039*	162,000	161,219
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A 2.98% due 03/25/2026*	121,002	120,253
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	182,763	181,576
Octane Receivables Trust Series 2021-1A, Class A 0.93% due 03/22/2027*	85,793	85,506
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	100,000	99,913
Oportun Funding XIV LLC Series 2021-A, Class B 1.76% due 03/08/2028*	245,000	244,767
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	255,000	254,086
Pagaya AI Debt Selection Trust Series 2021-3, Class A 1.15% due 05/15/2029*	196,787	196,137
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	356,232	355,752

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A 1.22% due 01/16/2029*	$197,933	$197,355
PRET LLC VRS Series 2021-RN4, Class A1 2.49% due 11/25/2061*(5)(6)	150,000	150,129
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(3)	199,896	199,131
Progress Residential Trust Series 2021-SFR2, Class D 2.20% due 04/19/2038*	267,000	262,574
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(5)(6)	223,031	221,914
Regional Management Issuance Trust Series 2021-1, Class A 1.68% due 03/17/2031*	125,000	123,763
Republic Finance Issuance Trust Series 2021-A, Class A 2.30% due 12/22/2031*	189,000	189,153
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B 1.80% due 09/20/2038*	94,438	93,941
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(1)	110,000	112,911
Theorem Funding Trust Series 2021-1A, Class A 1.21% due 12/15/2027*	148,973	148,822
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(5)(6)	234,977	235,819
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	120,000	119,698
Tricolor Auto Securitization Trust Series 2021-1A, Class C 1.33% due 09/16/2024*	115,000	114,577
United Auto Credit Securitization Trust Series 2021-1, Class C 0.84% due 06/10/2026*	115,000	114,607
Upstart Pass-Through Trust Series 2021-ST2, Class A 2.50% due 04/20/2027*	76,404	76,810
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	84,755	84,506
US Auto Funding Series 2021-1A, Class B 1.49% due 03/17/2025*	100,000	99,379
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(3)	79,657	79,657
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	82,126	82,038
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(3)	93,422	93,239
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(3)	271,361	269,756
VOLT XCVI LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(3)	173,458	173,011

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	$229,549	$229,053
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(3)	196,334	195,606
VOLT XCV LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(3)	166,036	165,498
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	190,000	189,034
ZH Trust Series 2021-2, Class A 2.35% due 10/17/2027*(5)	130,000	127,931

Total Asset Backed Securities
(cost $12,567,478)		12,513,035

U.S. CORPORATE BONDS & NOTES — 11.1%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 1.43% due 02/04/2024	10,000	10,001
Boeing Co. Senior Notes 2.20% due 02/04/2026	5,000	4,991
Boeing Co. Senior Notes 2.70% due 02/01/2027	270,000	275,378
Boeing Co. Senior Notes 3.45% due 11/01/2028	19,000	19,884
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	68,000	78,211
Raytheon Technologies Corp. Senior Notes 2.25% due 07/01/2030	86,000	85,877

		474,342

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	45,000	45,478

Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2021-1, Class A 2.88% due 01/11/2036	83,000	80,752
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	115,775	117,483
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	187,418	191,538
American Airlines Pass-Through Trust Pass-Through Certs. Series 2021-1, Class B 3.95% due 01/11/2032	104,000	105,068
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2020-1, Class A 2.50% due 12/10/2029	64,585	64,765

Security Description	Principal Amount	Value (Note 2)

Airlines (continued)
JetBlue Pass-Through Trust Pass-Through Certs. Series 2020-1, Class B 7.75% due 05/15/2030	$46,574	$54,768
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	27,599	27,587
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class B 3.50% due 11/01/2029	50,135	49,803
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class B 3.65% due 04/07/2027	52,593	52,605
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	58,119	58,270
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	38,641	39,618

		842,257

Applications Software — 0.0%
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	57,000	53,157

Auto-Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.80% due 10/01/2027	121,000	148,105
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	20,000	19,820
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	120,000	119,867
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	37,000	38,129
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	208,391
Nissan Motor Acceptance Corp. Senior Notes 2.80% due 01/13/2022*	186,000	186,413

		720,725

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 2.60% due 01/15/2032	15,000	14,759

Banks-Super Regional — 0.2%
KeyCorp Senior Notes 2.25% due 04/06/2027	140,000	143,169
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	69,000	71,004

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	$131,000	$142,930

		357,103

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	94,000	99,843

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	239,000	261,404

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	94,000	100,562

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	57,000	57,471

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	57,000	54,819

Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 5.00% due 06/15/2027	84,000	95,795

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	180,000	178,162
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	35,000	34,283
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	154,000	163,329
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	142,000	134,920

		510,694

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	142,000	140,005
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	87,000	83,649

		223,654

Chemicals-Diversified — 0.1%
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	140,000	138,279

Security Description	Principal Amount	Value (Note 2)

Chemicals-Specialty — 0.1%
International Flavor & Fragrances, Inc. Company Guar. Notes 3.47% due 12/01/2050*	$154,000	$162,716

Commercial Services — 0.0%
Quanta Services, Inc. Senior Notes 2.35% due 01/15/2032	45,000	44,255

Commercial Services-Finance — 0.0%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	27,000	27,958

Computer Services — 0.1%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	141,000	136,561

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	10,000	9,695

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030	141,000	179,590

Containers-Paper/Plastic — 0.0%
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	33,000	32,510

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	40,000	39,176

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	40,000	40,252
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	144,000	139,865
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	149,000	160,974
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	309,000	330,706
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	15,000	14,993
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	271,000	290,244
Citigroup, Inc. Senior Notes 3.88% due 01/24/2039	67,000	76,449
Goldman Sachs Group, Inc. Senior Notes 0.67% due 03/08/2024	96,000	95,678
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	25,000	24,946

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	$15,000	$14,737
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	40,000	43,128
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	440,000	478,749
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	150,000	164,034
Morgan Stanley Senior Notes 4.46% due 04/22/2039	171,000	207,084

		2,081,839

Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042	67,000	79,870
General Electric Co. Senior Notes 3.45% due 05/01/2027	169,000	184,070

		263,940

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	183,000	231,980

Electric-Distribution — 0.1%
New England Power Co. Senior Notes 2.81% due 10/06/2050*	58,000	53,918
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	20,000	19,893

		73,811

Electric-Integrated — 1.0%
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	160,000	170,740
Edison International Senior Notes 5.75% due 06/15/2027#	17,000	19,412
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	174,000	206,661
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	151,000	157,236
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	299,000	314,344
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	65,000	70,849
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	15,000	14,928
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	80,000	79,580

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated (continued)
Pacific Gas & Electric Co. 1st Mtg. Notes 1.70% due 11/15/2023	$20,000	$19,982
Pacific Gas and Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	10,000	10,285
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	183,000	219,480
Southern California Edison Co. 1st Mtg. Notes 1.20% due 02/01/2026	112,000	109,727
WEC Energy Group, Inc. Senior Notes 1.38% due 10/15/2027	140,000	135,251

		1,528,475

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	10,000	9,877
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	188,000	205,843
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	47,000	46,589
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	40,000	39,445
Xilinx, Inc. Senior Notes 2.38% due 06/01/2030	71,000	72,475

		374,229

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.80% due 11/15/2037	163,000	173,710

Entertainment Software — 0.0%
Activision Blizzard Inc Senior Notes 1.35% due 09/15/2030	28,000	25,622

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	94,000	102,901

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 1.88% due 08/15/2026	10,000	9,851
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	129,000	135,275

		145,126

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	122,000	122,555

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	$94,000	$101,224

		223,779

Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	141,000	135,156

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	122,000	123,275

Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	15,000	14,974
Atmos Energy Corp. Senior Notes 2.85% due 02/15/2052	35,000	35,114
CenterPoint Energy Resources Corp. Senior Notes 1.75% due 10/01/2030	141,000	132,547

		182,635

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	74,000	74,799
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	47,000	47,433
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	308,000	305,210

		427,442

Insurance Brokers — 0.0%
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	56,000	55,325

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	56,000	58,071
Empower Finance 2020 LP Company Guar. Notes 3.08% due 09/17/2051*	68,000	70,987
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	25,000	24,932
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	25,000	24,852
Teachers Insurance & Annuity Association of America Sub. Notes 3.30% due 05/15/2050*	58,000	61,411

		240,253

Insurance-Mutual — 0.1%
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	68,000	79,162

Security Description	Principal Amount	Value (Note 2)

Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	$67,000	$68,956

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031#	33,000	33,168
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	66,000	71,773

		104,941

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	68,000	69,602
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	143,000	137,324
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	56,000	52,507

		259,433

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	19,000	19,969
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	47,000	50,018
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	277,000	317,684
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	48,000	57,052

		444,723

Medical-Generic Drugs — 0.2%
Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	159,000	171,038
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	153,000	162,921

		333,959

Medical-HMO — 0.0%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	57,000	56,800

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	15,000	15,340
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	158,000	177,739
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	46,000	51,155

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Piedmont Healthcare, Inc. Sec. Bonds 2.86% due 01/01/2052	$25,000	$25,014
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 01/15/2032*	25,000	24,739

		293,987

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	75,000	72,882

Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	96,000	108,191
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	10,000	13,536
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	96,000	105,844

		227,571

Oil Companies-Exploration & Production — 0.1%
Coterra Energy, Inc. Senior Notes 3.90% due 05/15/2027*	46,000	49,901
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	74,000	77,701
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	57,000	53,980

		181,582

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	145,000	137,058
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	86,000	88,798

		225,856

Oil Refining & Marketing — 0.0%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	56,000	57,333

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027#	65,000	69,469
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	65,000	70,779

		140,248

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	94,000	90,002

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services (continued)
CVS Health Corp. Senior Notes 4.88% due 07/20/2035	$47,000	$57,648

		147,650

Pipelines — 0.6%
Enable Midstream Partners LP Senior Notes 3.90% due 05/15/2024	110,000	115,499
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	50,000	54,074
Energy Transfer LP Senior Notes 3.90% due 07/15/2026	84,000	90,466
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	68,000	78,136
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	25,000	25,267
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	15,000	15,818
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	139,000	141,427
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	41,000	42,751
MPLX LP Senior Notes 2.65% due 08/15/2030	141,000	139,383
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	25,000	25,321
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	84,000	91,710
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	65,000	72,499
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	70,000	71,096

		963,447

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	66,000	71,524
American Campus Communities Operating Partnership LP Company Guar. Notes 2.25% due 01/15/2029	20,000	19,821
American Tower Corp. Senior Notes 1.50% due 01/31/2028	47,000	44,769
American Tower Corp. Senior Notes 1.88% due 10/15/2030	246,000	231,892
American Tower Corp. Senior Notes 2.95% due 01/15/2051	57,000	53,626

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.10% due 06/15/2050	$88,000	$85,467
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	30,000	30,058
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	15,000	14,605
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	36,000	36,097
Crown Castle International Corp. Senior Notes 3.10% due 11/15/2029	66,000	68,509
CubeSmart LP Company Guar. Notes 2.00% due 02/15/2031	85,000	82,843
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	85,000	88,237
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	56,000	52,839
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028#	38,000	37,971
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	56,000	58,123
Life Storage LP Company Guar. Notes 2.40% due 10/15/2031	35,000	34,347
Mid-America Apartments LP Senior Notes 3.60% due 06/01/2027	19,000	20,624
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027#	45,000	43,796
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	10,000	9,739
Physicians Realty LP Company Guar. Notes 2.63% due 11/01/2031	15,000	14,982
Public Storage Senior Notes 1.95% due 11/09/2028	18,000	17,903
Public Storage Senior Notes 2.25% due 11/09/2031	15,000	14,932
Sabra Health Care LP Company Guar. Notes 3.20% due 12/01/2031	25,000	24,530
Safehold Operating Partnership LP Company Guar. Notes 2.85% due 01/15/2032#	46,000	45,002
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	57,000	54,396
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	141,000	139,532

		1,396,164

Security Description	Principal Amount	Value (Note 2)

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	$84,000	$89,711
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	66,000	73,215

		162,926

Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	67,000	74,589

Retail-Convenience Store — 0.1%
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	85,000	84,767

Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031#	47,000	44,965

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031#	44,000	45,259

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 2.80% due 10/01/2041	26,000	26,556

Semiconductor Equipment — 0.1%
KLA Corp. Senior Notes 3.30% due 03/01/2050	105,000	114,018

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	47,000	45,951
VMware, Inc. Senior Notes 4.70% due 05/15/2030	94,000	109,079

		155,030

Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	56,000	54,530

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	182,972
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	87,000	89,531
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	30,000	30,337
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	57,000	54,475
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	151,000	160,230

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	$96,000	$108,812

		626,357

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	50,000	47,069
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	113,000	110,421
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	38,000	36,730

		194,220

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	47,000	51,672

Transport-Rail — 0.0%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	22,000	27,943

Total U.S. Corporate Bonds & Notes
(cost $18,282,570)		17,789,827

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.0%
Westpac Banking Corp. Sub. Notes 3.13% due 11/18/2041	25,000	24,791

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	68,000	71,537

Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	44,000	49,761

Computer Services — 0.0%
CGI, Inc. Senior Notes 2.30% due 09/14/2031*	42,000	40,627

Diversified Banking Institutions — 0.5%
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	95,000	136,004
Macquarie Group, Ltd. Senior Bonds 2.87% due 01/14/2033*	100,000	100,208
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.74% due 03/07/2029	130,000	142,756
NatWest Markets PLC Senior Notes 1.60% due 09/29/2026*	200,000	196,984
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	200,000	213,125

		789,077

Security Description	Principal Amount	Value (Note 2)

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	$40,000	$40,076
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	40,000	41,018

		81,094

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	150,437
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	150,000	150,967
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	78,000	76,113
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	24,000	24,522
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	47,000	50,199
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	154,000	171,234
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	46,000	47,680
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	7,000	7,541

		678,693

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040	142,000	142,114

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	37,000	37,192

Oil Companies-Integrated — 0.0%
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	58,000	59,308

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	66,000	73,398

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	140,000	150,431

Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	100,000	99,226

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	$56,000	$58,347
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	35,000	36,294
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	35,000	37,457

		132,098

Total Foreign Corporate Bonds & Notes
(cost $2,479,140)		2,429,347

U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 02/01/2051	180,459	185,233
3.00% due 11/01/2050	151,859	159,811
3.50% due 05/01/2042	70,823	76,193
3.50% due 01/01/2050	223,870	239,515
Federal Home Loan Mtg. Corp. MSCR FRS Series 2021-MN2, Class M1 1.85% (SOFR30A+1.80%) due 07/25/2041*(1)(5)	104,049	104,049
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71% due 10/25/2027*(1)(6)	65,000	66,716
Series 2016-K58, Class B 3.87% due 09/25/2049*(1)(6)	260,000	279,688
Series 2016-K56, Class B 4.08% due 06/25/2049*(1)(6)	50,000	54,042
Federal Home Loan Mtg. Corp. REMIC Series 3910, Class CU 4.00% due 03/15/2041(5)	46,000	49,057
Federal Home Loan Mtg. Corp. SCRT
Series 2018-1, Class M60C 3.50% due 05/25/2057(5)	141,040	149,579
Series 2018-2, Class M55D 4.00% due 11/25/2057(5)	221,426	237,507
Series 2018-4, Class M55D 4.00% due 03/25/2058(5)	40,829	43,809
Series 2019-2, Class M55D 4.00% due 08/25/2058(5)	196,426	211,834
Series 2019-3, Class M55D 4.00% due 10/25/2058(5)	197,268	212,996
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00% due 08/25/2057(5)(6)	182,332	196,759

		2,266,788

Federal National Mtg. Assoc. — 2.3%
2.70% due 07/01/2026	154,284	162,817
2.97% due 08/01/2026	160,000	170,258
3.00% due 05/01/2050	112,131	118,164
3.00% due 01/01/2051	266,523	278,321
3.33% due 04/01/2030	330,169	368,162
3.77% due 12/01/2025	71,469	77,670
4.00% due 06/01/2049	75,191	80,931
4.00% due 02/01/2051	759,836	826,746
4.34% due 01/01/2029	57,096	65,354
5.07% due 03/01/2028	61,739	72,042
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50% due 08/25/2041(5)	111,942	125,903

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2002-T4, Class A1 6.50% due 12/25/2041(5)	$12,656	$14,439
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(1)	116,550	115,285
Series 2018-72, Class VB 3.50% due 10/25/2031(5)	194,896	207,596
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	303,452	319,437
Series 2017-35, Class VA 4.00% due 07/25/2028(5)	102,365	108,706
Series 2002-W3, Class A4 6.50% due 11/25/2041(5)	108,447	123,037
Series 2002-W8, Class A1 6.50% due 06/25/2042(5)	53,657	60,564
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M15, Class A1 3.06% due 09/25/2027(1)(6)	151,700	159,795
Series 2018-M10, Class A1 3.48% due 07/25/2028(1)(6)	134,144	144,648

		3,599,875

Government National Mtg. Assoc. — 3.5%
2.50% due 12/20/2050	254,570	260,518
2.50% due 10/20/2051	503,356	517,967
3.00% due 02/20/2051	782,071	832,205
3.00% due 03/20/2051	782,995	821,077
3.00% due 04/20/2051	457,574	485,663
3.00% due 07/20/2051	295,401	311,408
3.50% due 01/20/2051	249,686	273,016
3.50% due 02/20/2051	692,164	747,485
3.50% due 03/20/2051	457,236	494,455
3.50% due 07/20/2051	397,407	430,717
4.00% due 05/20/2038	146,634	155,926
4.00% due 03/20/2051	79,089	84,924
4.50% due 12/20/2031	42,175	45,043
Government National Mtg. Assoc. REMIC VRS Series 2021-H14, Class YD 8.64% due 06/20/2071(5)(6)	123,044	163,251

		5,623,655

Uniform Mtg. Backed Securities — 1.0%
2.50% due February 30 TBA	1,485,000	1,514,990

Total U.S. Government Agencies
(cost $13,169,849)		13,005,308

U.S. GOVERNMENT TREASURIES — 7.4%
United States Treasury Bonds — 3.2%
zero coupon due 05/15/2027 STRIPS	310,000	289,438
zero coupon due 11/15/2027 STRIPS	900,000	831,957
zero coupon due 05/15/2041 STRIPS	450,000	305,789
1.13% due 05/15/2040	531,000	471,097
1.13% due 08/15/2040	303,000	267,989
1.38% due 11/15/2040	720,000	664,200
1.38% due 08/15/2050	832,000	751,758
1.63% due 11/15/2050	800,000	767,875
1.88% due 02/15/2051	485,000	493,582
2.25% due 05/15/2041	73,000	77,722
2.25% due 08/15/2046	210,000	227,063

		5,148,470

United States Treasury Notes — 4.2%
0.38% due 12/31/2025	2,090,000	2,032,607
0.63% due 11/30/2027	180,000	173,292
0.63% due 12/31/2027	1,300,000	1,250,082

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
1.00% due 07/31/2028	$260,000	$254,262
1.13% due 02/15/2031	160,000	156,200
1.25% due 03/31/2028	245,000	244,148
1.63% due 05/15/2031	75,000	76,453
1.75% due 07/31/2024	2,375,000	2,439,663

		6,626,707

Total U.S. Government Treasuries
(cost $11,819,978)		11,775,177

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(4)	18	216

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	242

Total Escrows And Litigation Trusts
(cost $0)		458

Total Long-Term Investment Securities
(cost $142,849,165)		156,058,258

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(7)(8) (cost $116,793)	116,793	116,793

REPURCHASE AGREEMENTS — 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $5,056,000 and collateralized by $5,301,700 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $5,157,144 (cost $5,056,000)	5,056,000	5,056,000

TOTAL INVESTMENTS
(cost $148,021,958)(9)	101.1%	161,231,051
Liabilities in excess of other assets	(1.1)	(1,717,875)

NET ASSETS	100.0%	$159,513,176

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $16,495,272 representing 10.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Loan Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2021.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Collateralized Mortgage Obligation
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	The rate shown is the 7-day yield as of November 30, 2021.
(8)

At November 30, 2021, the Fund had loaned securities with a total value of $321,457. This was secured by collateral of $116,793, which was received in cash and subsequently invested in short-term investments currently valued at $116,793 as reported in the Portfolio of Investments. Additional collateral of $211,516 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	02/03/2022	$12,411
United States Treasury Notes/Bonds	0.13% to 3.88%	01/15/2022 to 05/15/2051	199,105

(9)	See Note 5 for cost of investments on a tax basis.

MSCR — Multifamily Structured Credit Risk

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 day average

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2021	$467,567	$456,625	$(10,942)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$98,545,106	$—	$—	$98,545,106
Asset Backed Securities	—	12,336,481	176,554	12,513,035
U.S. Corporate Bonds & Notes	—	17,789,827	—	17,789,827
Foreign Corporate Bonds & Notes	—	2,429,347	—	2,429,347
U.S. Government Agencies	—	13,005,308	—	13,005,308
U.S. Government Treasuries	—	11,775,177	—	11,775,177
Escrows and Litigation Trusts	—	242	216	458
Short-Term Investment Securities	116,793	—	—	116,793
Repurchase Agreements	—	5,056,000	—	5,056,000

Total Investments at Value	$98,661,899	$62,392,382	$176,770	$161,231,051

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$10,942	$—	$—	$10,942

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

19

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

E-Commerce/Products	13.2%
Applications Software	12.2
Internet Content — Entertainment	11.2
Web Portals/ISP	9.7
Electronic Components — Semiconductors	6.7
Computers	5.5
Auto — Cars/Light Trucks	4.1
Finance — Credit Card	3.9
Commercial Services — Finance	3.3
Medical — HMO	2.2
Medical — Drugs	1.9
Diagnostic Equipment	1.8
Enterprise Software/Service	1.7
Retail — Apparel/Shoe	1.7
Medical Instruments	1.6
E-Commerce/Services	1.5
Computer Software	1.3
Retail — Automobile	1.2
Computer Aided Design	1.0
Diversified Banking Institutions	1.0
Data Processing/Management	1.0
Retail — Restaurants	1.0
Semiconductor Equipment	0.9
Athletic Footwear	0.9
Medical Products	0.8
Internet Application Software	0.8
Medical — Hospitals	0.7
Computer Data Security	0.7
Retail — Discount	0.6
Communications Software	0.5
Internet Content — Information/News	0.5
Finance — Investment Banker/Broker	0.4
Registered Investment Companies	0.4
Multimedia	0.3
Semiconductor Components — Integrated Circuits	0.3
Diversified Manufacturing Operations	0.3
Distribution/Wholesale	0.3
Commercial Services	0.3
Insurance — Multi-line	0.3
Industrial Gases	0.3
Disposable Medical Products	0.2
Insurance Brokers	0.2
Electronic Connectors	0.2
Cellular Telecom	0.2
Retail — Major Department Stores	0.2
Decision Support Software	0.1
Diversified Financial Services	0.1
Coatings/Paint	0.1

99.3%

*	Calculated as a percentage of net assets

20

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Applications Software — 12.2%
Intuit, Inc.	35,155	$22,931,606
Microsoft Corp.	225,805	74,648,875
Roper Technologies, Inc.	10,559	4,900,960
ServiceNow, Inc.†	39,984	25,897,637

		128,379,078

Athletic Footwear — 0.9%
NIKE, Inc., Class B	53,905	9,122,882

Auto - Cars/Light Trucks — 4.1%
Rivian Automotive, Inc.† Class A	42,953	5,144,051
Rivian Automotive, Inc. Lock-up shares(1)	63,500	7,224,522
Tesla, Inc.†	27,034	30,947,442

		43,316,015

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	17,984	1,956,839

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,857	615,113

Commercial Services — 0.3%
Cintas Corp.	2,795	1,180,021
CoStar Group, Inc.†	21,107	1,641,280

		2,821,301

Commercial Services - Finance — 3.3%
Affirm Holdings, Inc.†	37,244	4,718,070
Equifax, Inc.	5,383	1,499,973
Global Payments, Inc.	6,109	727,215
PayPal Holdings, Inc.†	56,693	10,481,969
S&P Global, Inc.	15,748	7,176,836
Square, Inc., Class A†	38,805	8,084,246
Toast, Inc., Class A†	4,296	171,797
TransUnion	15,210	1,691,200

		34,551,306

Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	25,963	5,488,838

Computer Aided Design — 1.0%
Synopsys, Inc.†	31,092	10,602,372

Computer Data Security — 0.7%
Crowdstrike Holdings, Inc., Class A†	5,124	1,112,625
Fortinet, Inc.†	20,088	6,671,426

		7,784,051

Computer Software — 1.3%
Datadog, Inc., Class A†	15,932	2,840,516
MongoDB, Inc.†	13,674	6,811,019
Snowflake, Inc., Class A†	6,313	2,147,367
Twilio, Inc., Class A†	5,703	1,631,914

		13,430,816

Computers — 5.5%
Apple, Inc.	350,601	57,954,345

Data Processing/Management — 1.0%
DocuSign, Inc.†	21,678	5,340,592
Fiserv, Inc.†	49,789	4,805,634

		10,146,226

Decision Support Software — 0.1%
MSCI, Inc.	2,246	1,413,745

Diagnostic Equipment — 1.8%
Danaher Corp.	39,111	12,579,662
Thermo Fisher Scientific, Inc.	10,414	6,590,292

		19,169,954

Security Description	Shares	Value (Note 2)

Disposable Medical Products — 0.2%
Teleflex, Inc.	7,561	$2,248,793

Distribution/Wholesale — 0.3%
Copart, Inc.†	20,202	2,932,522

Diversified Banking Institutions — 1.0%
Goldman Sachs Group, Inc.	27,809	10,594,951

Diversified Financial Services — 0.1%
ANT International Co., Ltd., Class C(1)(2)	402,788	1,474,969

Diversified Manufacturing Operations — 0.3%
General Electric Co.	31,254	2,968,818

E-Commerce/Products — 13.2%
Amazon.com, Inc.†	32,814	115,080,995
Coupang, Inc.†#	24,262	642,943
Sea, Ltd. ADR†	77,702	22,383,615

		138,107,553

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	2,242	4,712,348
Delivery Hero SE†*	13,160	1,756,738
DoorDash, Inc., Class A†	45,067	8,056,627
Opendoor Technologies, Inc.†	97,715	1,547,806

		16,073,519

Electronic Components - Semiconductors — 6.7%
Advanced Micro Devices, Inc.†	98,462	15,593,427
Marvell Technology, Inc.	60,680	4,318,596
Monolithic Power Systems, Inc.	7,542	4,174,195
NVIDIA Corp.	126,818	41,439,050
Texas Instruments, Inc.	26,055	5,012,200

		70,537,468

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	13,083	2,013,866

Enterprise Software/Service — 1.7%
Atlassian Corp. PLC, Class A†	12,790	4,813,133
Bill.com Holdings, Inc.†	15,673	4,401,762
Coupa Software, Inc.†	10,626	2,089,709
Paycom Software, Inc.†	1,911	836,024
salesforce.com, Inc.†	8,918	2,541,274
Veeva Systems, Inc., Class A†	11,955	3,378,244

		18,060,146

Finance - Credit Card — 3.9%
Mastercard, Inc., Class A	56,244	17,712,361
Visa, Inc., Class A	119,246	23,106,297

		40,818,658

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	60,192	4,658,259

Industrial Gases — 0.3%
Linde PLC	8,628	2,744,912

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	12,460	2,043,689

Insurance - Multi-line — 0.3%
Chubb, Ltd.	15,353	2,755,403

Internet Application Software — 0.8%
Shopify, Inc., Class A†	5,202	7,916,352

Internet Content - Entertainment — 11.2%
Meta Platforms, Inc.†	221,941	72,010,977
Netflix, Inc.†	34,197	21,951,054
Pinterest, Inc., Class A†	112,459	4,505,107
Roku, Inc.†	4,172	949,589

21

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Entertainment (continued)
Snap, Inc., Class A†	302,657	$14,409,500
Spotify Technology SA†	14,254	3,399,579

		117,225,806

Internet Content - Information/News — 0.5%
Tencent Holdings, Ltd.	91,000	5,361,041

Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	50,377	16,339,276

Medical Products — 0.8%
Align Technology, Inc.†	3,032	1,854,159
Stryker Corp.	28,792	6,813,051

		8,667,210

Medical - Drugs — 1.9%
AstraZeneca PLC ADR	41,978	2,301,654
Eli Lilly & Co.	44,588	11,059,607
Zoetis, Inc.	29,475	6,544,629

		19,905,890

Medical - HMO — 2.2%
Humana, Inc.	8,410	3,529,761
UnitedHealth Group, Inc.	43,214	19,196,523

		22,726,284

Medical - Hospitals — 0.7%
HCA Healthcare, Inc.	34,903	7,873,768

Multimedia — 0.3%
Walt Disney Co.†	25,314	3,667,999

Retail - Apparel/Shoe — 1.7%
Lululemon Athletica, Inc.†	21,360	9,706,198
Ross Stores, Inc.	70,094	7,646,554

		17,352,752

Retail - Automobile — 1.2%
Carvana Co.†	46,213	12,959,050

Retail - Discount — 0.6%
Dollar General Corp.	30,843	6,825,556

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	26,506	1,839,516

Retail - Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	4,528	7,441,360
Starbucks Corp.	23,667	2,594,850

		10,036,210

Semiconductor Components - Integrated Circuits — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,327	3,435,658

Semiconductor Equipment — 0.9%
ASML Holding NV	11,920	9,434,799

Web Portals/ISP — 9.7%
Alphabet, Inc., Class A†	6,556	18,605,600
Alphabet, Inc., Class C†	29,105	82,921,309

		101,526,909

Total Common Stocks
(cost $521,490,790)		1,037,880,483

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Decision Support Software — 0.0%
Databricks, Inc. Series G(1)(2) (cost $323,873)	1,826	$402,546

Total Long-Term Investment Securities
(cost $521,814,663)		1,038,283,029

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	500,000	500,000
T. Rowe Price Government Reserve Fund 0.05%(3)	3,307,006	3,307,006

Total Short-Term Investment Securities
(cost $3,807,006)		3,807,006

TOTAL INVESTMENTS
(cost $525,621,669)(5)	99.3%	1,042,090,035
Other assets less liabilities	0.7	6,868,180

NET ASSETS	100.0%	$1,048,958,215

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $1,756,738 representing 0.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	402,788	$1,535,177	$1,474,969	$3.66	0.14%
Rivian Automotive, Inc. Lock-up shares	01/19/2021	63,500	2,339,975	7,224,522	113.77	0.69%

Convertible Preferred Securities
Databricks, Inc. Series G	02/01/2021	1,826	323,874	402,546	220.45	0.04%

				$9,102,037		0.87%

22

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)

At November 30, 2021, the Fund had loaned securities with a total value of $5,751. This was secured by collateral of $ 5,967 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/30/2021 to 06/16/2022	$301
United States Treasury Notes/Bonds	0.07% to 4.38%	12/31/2021 to 08/15/2051	5,666

(5)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:

Investments at Value:*

Common Stocks:
Auto - Cars/Light Trucks	$36,091,493	$7,224,522		$—	$43,316,015
Diversified Financial Services	—	—		1,474,969	1,474,969
Other Industries	985,971,720	7,117,779	**	—	993,089,499
Convertible Preferred Securities	—	—		402,546	402,546
Short-Term Investment Securities	3,807,006	—		—	3,807,006

Total Investments at Value	$1,025,870,219	$14,342,301		$1,877,515	$1,042,090,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

23

VALIC Company I Capital Appreciation Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Applications Software	10.8%
Computers	8.5
Electronic Components — Semiconductors	8.4
Web Portals/ISP	6.9
E-Commerce/Products	4.7
Internet Content — Entertainment	4.3
Electronic Forms	3.4
Finance — Credit Card	3.4
Medical — Biomedical/Gene	2.8
Apparel Manufacturers	2.4
Diversified Manufacturing Operations	2.4
Medical Products	1.8
Retail — Auto Parts	1.8
Consulting Services	1.5
Retail — Perfume & Cosmetics	1.5
Computer Data Security	1.5
Retail — Discount	1.5
Transport — Rail	1.5
Cosmetics & Toiletries	1.5
Resorts/Theme Parks	1.4
Wireless Equipment	1.4
Medical — Drugs	1.3
Retail — Restaurants	1.3
Internet Security	1.2
Internet Infrastructure Software	1.2
Commercial Services — Finance	1.1
Therapeutics	1.1
Banks — Super Regional	1.1
Insurance — Multi-line	1.1
Food — Confectionery	1.1
Cable/Satellite TV	1.0
Non-Hazardous Waste Disposal	1.0
Entertainment Software	1.0
Patient Monitoring Equipment	0.9
Industrial Automated/Robotic	0.9
Medical Instruments	0.9
Computer Software	0.8
Real Estate Investment Trusts	0.8
Real Estate Management/Services	0.7
Funeral Services & Related Items	0.7
Enterprise Software/Service	0.6
Web Hosting/Design	0.6
Insurance — Property/Casualty	0.6
Athletic Footwear	0.6
Tools — Hand Held	0.5
Dialysis Centers	0.5
Containers — Paper/Plastic	0.5
Schools	0.5
Medical — Hospitals	0.4
Beverages — Non-alcoholic	0.4
Computer Aided Design	0.4
Data Processing/Management	0.3

98.5%

*	Calculated as a percentage of net assets

24

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Apparel Manufacturers — 2.4%
Carter’s, Inc.	14,350	$1,449,780
Deckers Outdoor Corp.†	5,629	2,281,997

		3,731,777

Applications Software — 10.8%
Microsoft Corp.	40,686	13,450,385
ServiceNow, Inc.†	5,045	3,267,646

		16,718,031

Athletic Footwear — 0.6%
NIKE, Inc., Class B	5,246	887,833

Banks - Super Regional — 1.1%
US Bancorp	31,075	1,719,691

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	7,346	615,448

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	2,469	1,595,665

Commercial Services - Finance — 1.1%
FleetCor Technologies, Inc.†	2,856	591,563
TransUnion	10,561	1,174,278

		1,765,841

Computer Aided Design — 0.4%
Autodesk, Inc.†	2,253	572,690

Computer Data Security — 1.5%
Fortinet, Inc.†	6,939	2,304,511

Computer Software — 0.8%
Dropbox, Inc., Class A†	52,330	1,287,841

Computers — 8.5%
Apple, Inc.	78,894	13,041,178

Consulting Services — 1.5%
Booz Allen Hamilton Holding Corp.	12,856	1,079,133
Gartner, Inc.†	4,142	1,293,339

		2,372,472

Containers - Paper/Plastic — 0.5%
WestRock Co.	16,957	735,764

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	4,431	1,471,402
Procter & Gamble Co.	5,332	770,901

		2,242,303

Data Processing/Management — 0.3%
Fair Isaac Corp.†	1,301	459,422

Dialysis Centers — 0.5%
DaVita, Inc.†	7,815	738,518

Diversified Manufacturing Operations — 2.4%
3M Co.	13,190	2,242,827
Carlisle Cos., Inc.	6,408	1,443,082

		3,685,909

E-Commerce/Products — 4.7%
Amazon.com, Inc.†	2,059	7,221,057

Electronic Components - Semiconductors — 8.4%
Broadcom, Inc.	7,699	4,262,782
NVIDIA Corp.	16,491	5,388,599
Texas Instruments, Inc.	17,321	3,332,041

		12,983,422

Security Description	Shares	Value (Note 2)

Electronic Forms — 3.4%
Adobe, Inc.†	7,887	$5,283,107

Enterprise Software/Service — 0.6%
Veeva Systems, Inc., Class A†	3,533	998,355

Entertainment Software — 1.0%
Electronic Arts, Inc.	12,249	1,521,571

Finance - Credit Card — 3.4%
Mastercard, Inc., Class A	13,134	4,136,159
Visa, Inc., Class A	5,652	1,095,188

		5,231,347

Food - Confectionery — 1.1%
Hershey Co.	9,479	1,682,428

Funeral Services & Related Items — 0.7%
Service Corp. International	16,101	1,065,242

Industrial Automated/Robotic — 0.9%
Cognex Corp.	18,165	1,403,246

Insurance - Multi-line — 1.1%
Allstate Corp.	15,487	1,683,747

Insurance - Property/Casualty — 0.6%
Progressive Corp.	10,275	954,959

Internet Content - Entertainment — 4.3%
Meta Platforms, Inc.†	20,317	6,592,054

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†	7,957	1,810,854

Internet Security — 1.2%
Palo Alto Networks, Inc.†#	3,521	1,925,776

Medical Instruments — 0.9%
Bio-Techne Corp.	2,789	1,316,492

Medical Products — 1.8%
Align Technology, Inc.†	3,536	2,162,370
Novocure, Ltd.†	7,337	687,037

		2,849,407

Medical - Biomedical/Gene — 2.8%
Exelixis, Inc.†	52,819	886,831
Illumina, Inc.†	2,717	992,602
Vertex Pharmaceuticals, Inc.†	13,078	2,444,801

		4,324,234

Medical - Drugs — 1.3%
Eli Lilly & Co.	3,969	984,471
Zoetis, Inc.	4,483	995,405

		1,979,876

Medical - Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	12,224	686,622

Non-Hazardous Waste Disposal — 1.0%
Waste Management, Inc.	9,539	1,532,631

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	4,980	1,436,431

Real Estate Investment Trusts — 0.8%
Public Storage	3,556	1,164,163

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	11,148	1,065,414

Resort/Theme Parks — 1.4%
Vail Resorts, Inc.	6,530	2,166,066

25

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Auto Parts — 1.8%
AutoZone, Inc.†	1,534	$2,787,385

Retail - Discount — 1.5%
Target Corp.	9,335	2,276,247

Retail - Perfume & Cosmetics — 1.5%
Ulta Beauty, Inc.†	6,101	2,342,479

Retail - Restaurants — 1.3%
Starbucks Corp.	17,854	1,957,513

Schools — 0.5%
Chegg, Inc.†	26,164	728,667

Therapeutics — 1.1%
Neurocrine Biosciences, Inc.†	20,864	1,736,928

Tools - Hand Held — 0.5%
Snap-on, Inc.	3,894	801,814

Transport - Rail — 1.5%
Union Pacific Corp.	9,544	2,248,948

Web Hosting/Design — 0.6%
GoDaddy, Inc., Class A†	14,093	988,906

Web Portals/ISP — 6.9%
Alphabet, Inc., Class A†	844	2,395,230
Alphabet, Inc., Class C†	2,902	8,267,914

		10,663,144

Security Description	Shares	Value (Note 2)

Wireless Equipment — 1.4%
Motorola Solutions, Inc.	8,550	$2,164,689

TOTAL INVESTMENTS
(cost $94,230,689)(1)	98.5%	152,050,115
Other assets less liabilities	1.5	2,325,893

NET ASSETS	100.0%	$154,376,008

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2021, the Fund had loaned securities with a total value of $1,296,795. This was secured by collateral of $1,357,760 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 11/15/2050	$1,357,760

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$152,050,115	$—	$—	$152,050,115

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

26

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	56.7%
Domestic Equity Investment Companies	20.5
International Equity Investment Companies	12.1
Domestic Money Market Investment Companies	6.6
International Fixed Income Investment Companies	4.1

100.0%

*	Calculated as a percentage of net assets

27

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 20.5%
VALIC Co. I Capital Appreciation Fund	382,639	$9,129,758
VALIC Co. I Dividend Value Fund	834,526	10,807,115
VALIC Co. I Large Capital Growth Fund	122,085	2,772,554
VALIC Co. I Mid Cap Index Fund	71,561	2,226,252
VALIC Co. I Mid Cap Strategic Growth Fund	291,980	7,159,355
VALIC Co. I Mid Cap Value Fund	89,091	1,943,969
VALIC Co. I Nasdaq-100® Index Fund	93,924	2,659,926
VALIC Co. I Science & Technology Fund	85,363	3,629,619
VALIC Co. I Small Cap Growth Fund	100,922	2,209,188
VALIC Co. I Small Cap Index Fund	47,303	1,080,407
VALIC Co. I Small Cap Special Values Fund	104,155	1,440,457
VALIC Co. I Small Cap Value Fund	30,761	468,797
VALIC Co. I Stock Index Fund	164,824	9,480,663
VALIC Co. I Systematic Core Fund	147,837	4,211,878
VALIC Co. I Systematic Value Fund	1,210,913	16,165,686

Total Domestic Equity Investment Companies
(cost $64,617,107)		75,385,624

Domestic Fixed Income Investment Companies — 56.7%
VALIC Co. I Core Bond Fund	13,259,639	151,955,466
VALIC Co. I Government Securities Fund	693,335	7,494,951
VALIC Co. I High Yield Bond Fund	3,817,839	29,473,716
VALIC Co. I Inflation Protected Fund	1,584,648	19,823,946

Total Domestic Fixed Income Investment Companies
(cost $205,264,260)		208,748,079

Domestic Money Market Investment Companies — 6.6%
VALIC Co. I Government Money Market I Fund(2)
(cost $24,491,893)	24,491,893	24,491,893

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 12.1%
VALIC Co. I Emerging Economies Fund	296,015	$2,838,786
VALIC Co. I Global Real Estate Fund	1,184,396	9,866,015
VALIC Co. I International Equities Index Fund	1,727,920	13,944,318
VALIC Co. I International Growth Fund	29,119	569,866
VALIC Co. I International Opportunities Fund	608,443	13,671,723
VALIC Co. I International Value Fund	374,183	3,842,861

Total International Equity Investment Companies
(cost $39,871,066)		44,733,569

International Fixed Income Investment Companies — 4.1%
VALIC Co. I International Government Bond Fund
(cost $14,588,457)	1,242,796	15,050,260

TOTAL INVESTMENTS
(cost $348,832,783)(3)	100.0%	368,409,425
Liabilities in excess of other assets	(0.0)	(94,377)

NET ASSETS	100.0%	$368,315,048

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of November 30, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$368,409,425	$—	$—	$368,409,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

28

VALIC Company I Core Bond Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.0%
Registered Investment Companies	11.0
Federal Home Loan Mtg. Corp.	8.4
Uniform Mtg. Backed Securities	6.4
Diversified Banking Institutions	5.4
United States Treasury Notes	5.3
Government National Mtg. Assoc.	4.9
United States Treasury Bonds	4.5
Sovereign	4.0
Banks — Commercial	3.3
Diversified Financial Services	2.4
Electric — Integrated	2.3
Pipelines	1.7
Oil Companies — Exploration & Production	1.4
Telephone — Integrated	1.3
Insurance — Life/Health	1.2
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.0
Oil Companies — Integrated	1.0
Paper & Related Products	0.9
Auto — Cars/Light Trucks	0.8
SupraNational Banks	0.7
Diversified Manufacturing Operations	0.6
Banks — Super Regional	0.6
Finance — Consumer Loans	0.6
Cellular Telecom	0.6
Computers	0.5
Medical — Drugs	0.5
Enterprise Software/Service	0.4
Rental Auto/Equipment	0.4
Hotels/Motels	0.4
Food — Wholesale/Distribution	0.4
Chemicals — Diversified	0.3
Federal Home Loan Bank	0.3
Electric — Generation	0.3
Brewery	0.3
Medical — Hospitals	0.3
Electric — Distribution	0.3
Oil — Field Services	0.3
Airlines	0.3
Retail — Restaurants	0.3
Finance — Credit Card	0.3
Food — Misc./Diversified	0.3
Cruise Lines	0.3
Banks — Special Purpose	0.3
Commercial Services — Finance	0.2
Machinery — Construction & Mining	0.2
Multimedia	0.2
Medical — Biomedical/Gene	0.2
Transport — Rail	0.2
Insurance — Property/Casualty	0.2
Food — Meat Products	0.2
Computer Services	0.2
Medical — Generic Drugs	0.2
Retail — Regional Department Stores	0.2
Diversified Minerals	0.2
Investment Companies	0.2
Pharmacy Services	0.2
Containers — Paper/Plastic	0.2
Finance — Leasing Companies	0.2
Satellite Telecom	0.2
Medical — HMO	0.2
Machinery — Farming	0.2
Transport — Equipment & Leasing	0.2
Gold Mining	0.2
Security Services	0.2
Broadcast Services/Program	0.2
Electronic Measurement Instruments	0.2
Agricultural Chemicals	0.2

Transport — Services	0.1
Independent Power Producers	0.1
Insurance — Mutual	0.1
Steel — Producers	0.1
Television	0.1
Electronic Components — Semiconductors	0.1
Telecom Equipment — Fiber Optics	0.1
Finance — Auto Loans	0.1
E-Commerce/Services	0.1
Medical — Wholesale Drug Distribution	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Automobile	0.1
Retail — Petroleum Products	0.1
Tools — Hand Held	0.1
Finance — Mortgage Loan/Banker	0.1
Trucking/Leasing	0.1
Building Products — Air & Heating	0.1
Savings & Loans/Thrifts	0.1
Coatings/Paint	0.1
Casino Hotels	0.1
Real Estate Operations & Development	0.1
Telecom Services	0.1
Resorts/Theme Parks	0.1
Protection/Safety	0.1
Vitamins & Nutrition Products	0.1
Semiconductor Components — Integrated Circuits	0.1
Retail — Major Department Stores	0.1
Coal	0.1
Non — Hazardous Waste Disposal	0.1
Finance — Investment Banker/Broker	0.1
Aerospace/Defense — Equipment	0.1
Electronic Parts Distribution	0.1
Investment Management/Advisor Services	0.1
Human Resources	0.1
Food — Retail	0.1
Chemicals — Specialty	0.1
Commercial Services	0.1
Beverages — Non-alcoholic	0.1
Building Products — Doors & Windows	0.1
Auction Houses/Art Dealers	0.1
Oil Field Machinery & Equipment	0.1
Financial Guarantee Insurance	0.1
Poultry	0.1
Batteries/Battery Systems	0.1
Electric Products — Misc.	0.1
Recreational Vehicles	0.1
Dialysis Centers	0.1
Agricultural Operations	0.1
Medical Products	0.1
Motion Pictures & Services	0.1
Machinery — Pumps	0.1
Internet Financial Services	0.1
Non-Profit Charity	0.1
Gambling (Non-Hotel)	0.1
Recycling	0.1
Transport — Air Freight	0.1
Steel — Specialty	0.1
Auto/Truck Parts & Equipment — Original	0.1
Retail — Apparel/Shoe	0.1
Finance — Commercial	0.1
Food — Dairy Products	0.1

108.8%

*	Calculated as a percentage of net assets

29

VALIC Company I Core Bond Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Credit Quality†#

Aaa	53.0%
Aa	1.7
A	8.9
Baa	17.7
Ba	6.6
B	5.9
Caa	1.0
Not Rated@	5.2

100.0%

†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

30

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,018,206
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	100,278	100,390
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	1,500,000	1,514,954
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	3,457,000	3,593,997
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,398,189	1,424,174
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	4,335,000	4,754,118
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.09% (1 ML+1.00%) due 04/15/2034*(1)	3,300,000	3,292,765
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.16% (1 ML+1.07%) due 12/15/2037*(1)	750,000	748,818
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	2,700,000	2,669,004
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	1,850,000	1,824,651
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	532,576	536,667
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,017,534	1,028,159
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	681,098	688,517
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	467,327	471,190
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,384,026	1,405,433
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	900,000	1,030,258
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(3)	1,000,000	1,131,236
CNH Equipment Trust Series 2021-A, Class A3 0.40% due 12/15/2025	1,950,000	1,933,700
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.02% due 03/10/2048(1)(3)(4)	4,019,985	86,316
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	1,629,000	1,726,195
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	2,006,836	2,013,253

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	$1,900,000	$1,956,473
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	516,895
Dell Equipment Finance Trust Series 2021-2, Class A3 0.53% due 12/22/2026*	1,440,000	1,427,278
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	401,329
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.06% due 09/15/2027	2,000,000	1,968,924
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	588,657	592,962
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	2,700,000	2,680,788
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,490,000	1,479,140
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	800,000	804,185
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	263,600	265,391
John Deere Owner Trust Series 2021-A, Class A4 0.62% due 12/15/2027	1,340,000	1,321,421
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.46% due 06/15/2026	1,720,000	1,704,060
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	5,310,000	5,580,351
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 0.99% (1 ML+0.90%) due 12/15/2033*(1)	3,750,000	3,740,835
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	4,630,000	4,738,527
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	367,359	370,325
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	1,425,000	1,475,449
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	1,320,237	1,330,435
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	550,000	557,461
Verizon Master Trust Series 2021-2, Class C 1.38% due 04/20/2028	3,000,000	2,994,765
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	590,000	595,062

31

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	$650,000	$658,683

Total Asset Backed Securities
(cost $70,384,882)		71,152,740

U.S. CONVERTIBLE BONDS & NOTES — 0.1%
Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(5)(6)(7) (cost $733,138)	792,850	2,128,009

U.S. CORPORATE BONDS & NOTES — 28.9%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	1,272,000	1,372,593
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	15,000	15,235

		1,387,828

Aerospace/Defense - Equipment — 0.1%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,337,000	1,370,425
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,043,000	1,091,239

		2,461,664

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,292,000	1,634,419

Airlines — 0.2%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,496,000	3,027,960
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	1,629,000	1,649,348
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025#	409,000	415,135
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	405,000	406,612
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,255,000	1,247,671

		6,746,726

Auction Houses/Art Dealers — 0.1%
Sotheby’s Senior Sec. Notes 5.88% due 06/01/2029*	880,000	883,575
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,266,000	1,322,970

		2,206,545

Security Description	Principal Amount	Value (Note 2)

Auto Repair Centers — 0.0%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	$1,425,000	$1,392,937

Auto - Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	2,581,000	2,786,059
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	450,000	450,765
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,113,000	3,330,910
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	1,162,000	1,142,397
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	3,499,000	3,675,153
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	1,133,000	1,122,786
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	2,017,000	2,085,491
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,735,000	1,821,385
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	2,636,000	2,631,704

		19,046,650

Auto - Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,484,000	1,419,075
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	661,000	690,005
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	1,192,000	1,194,065

		3,303,145

Auto/Truck Parts & Equipment - Original — 0.1%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	1,450,000	1,421,000

Banks - Commercial — 1.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	3,385,000	3,740,307
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	6,360,000	7,305,594
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	5,261,000	5,264,067
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	755,000	803,068

32

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	$4,022,000	$4,847,716
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	2,181,000	3,302,130
Signature Bank Sub. Notes 4.00% due 10/15/2030	4,154,000	4,399,631
SunTrust Bank Senior Notes 3.20% due 04/01/2024	440,000	461,680
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,224,423
Texas Capital Bancshares, Inc. Sub. Notes 4.00% due 05/06/2031	2,133,000	2,236,972
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	2,019,000	2,052,074
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	4,637,000	4,846,942

		40,484,604

Banks - Super Regional — 0.6%
Bank of America NA Senior Notes 3.34% due 01/25/2023	480,000	481,959
US Bancorp Sub. Notes 2.49% due 11/03/2036	4,854,000	4,825,768
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	856,000	866,998
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	2,567,000	2,641,569
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	6,309,000	7,004,101
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	531,000	649,612
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	993,000	1,340,055

		17,810,062

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,141,000	1,080,755
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	799,000	822,970

		1,903,725

Beverages - Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	14,000	14,629

Security Description	Principal Amount	Value (Note 2)

Beverages - Non-alcoholic (continued)
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	$2,200,000	$2,272,548

		2,287,177

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,727,000	4,724,344
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	3,487,000	4,265,724

		8,990,068

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,824,000	2,323,106
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,980,000	2,118,006

		4,441,112

Building & Construction Products - Misc. — 0.0%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,482,000	1,365,648

Building & Construction - Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	1,394,000	1,394,000

Building Products - Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	2,839,000	2,960,299

Building Products - Doors & Windows — 0.1%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,038,000	1,069,789
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	1,150,000	1,139,799

		2,209,588

Cable/Satellite TV — 0.9%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,380,000	1,393,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,330,000	1,339,975
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	371,830
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,006,000	1,064,167
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.25% due 01/15/2029	1,898,000	1,839,528

33

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	$749,000	$733,656
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	3,436,000	3,280,636
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,831,000	2,071,836
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	234,000	281,253
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	837,000	1,084,821
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	2,091,000	2,243,163
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	543,000	620,604
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,498,000	1,823,576
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	2,170,000	2,018,100
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	856,000	874,190
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	485,000	497,957
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	955,000	935,308
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	2,387,000	3,197,407

		25,671,807

Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,305,000	1,356,913

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	2,275,000	2,187,373
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	1,088,000	1,083,816
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	1,163,000	1,158,528

		4,429,717

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified — 0.1%
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	$2,165,000	$2,112,951
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	2,037,000	2,002,873

		4,115,824

Chemicals - Specialty — 0.0%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	921,000	928,865

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	1,388,000	1,348,262

Coal — 0.1%
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	1,409,000	1,369,210
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	1,181,000	1,192,148

		2,561,358

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	2,588,000	2,946,056

Commercial Services — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	392,000	400,146
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	892,000	928,019
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	988,000	981,882

		2,310,047

Commercial Services - Finance — 0.2%
Automatic Data Processing, Inc. Senior Notes 1.70% due 05/15/2028	1,082,000	1,080,586
Block Financial LLC Company Guar. Notes 3.88% due 08/15/2030	1,806,000	1,917,529
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	1,715,000	1,697,850
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028#*	2,173,000	1,930,254

		6,626,219

Computer Services — 0.2%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	1,430,000	1,427,998
Kyndryl Holdings, Inc. Senior Notes 2.05% due 10/15/2026*	1,510,000	1,474,937

34

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	$1,835,000	$1,766,686
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,273,000	1,357,094

		6,026,715

Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	996,000	933,262

Computers — 0.5%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	2,207,000	2,155,861
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	2,362,000	3,597,009
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	4,609,000	4,612,017
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	213,000	281,388
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	1,803,000	2,447,430

		13,093,705

Computers - Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,349,000	1,369,235

Containers - Paper/Plastic — 0.1%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	923,000	938,063
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	1,249,000	1,236,510
LABL, Inc. Senior Notes 8.25% due 11/01/2029*	227,000	216,785

		2,391,358

Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,246,000	1,227,298

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,887,000	1,859,025

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	925,000	980,222

Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	1,017,000	1,004,287

Security Description	Principal Amount	Value (Note 2)

Disposable Medical Products (continued)
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	$379,000	$379,000

		1,383,287

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,395,000	1,361,185

Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	4,121,000	4,150,103
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	5,005,000	5,153,976
Bank of America Corp. Senior Notes 2.97% due 07/21/2052	912,000	930,538
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,777,000	1,885,552
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,518,000	1,639,994
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	2,459,000	2,841,898
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,051,000	3,338,631
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	2,420,000	3,255,538
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	394,000	399,961
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,920,000	2,071,149
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,244,000	2,495,971
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,182,000	2,796,668
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	5,221,000	6,773,718
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	2,257,000	2,211,446
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	1,583,000	1,555,221
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	1,481,000	1,540,708
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	3,397,000	3,623,582
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	624,000	684,110

35

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$3,301,000	$4,650,755
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	2,845,000	2,829,494
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	909,000	898,636
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	6,599,000	6,691,235
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	485,000	479,198
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	6,434,000	6,110,950
Morgan Stanley Senior Notes 0.79% due 05/30/2025	716,000	705,423
Morgan Stanley Senior Notes 1.16% due 10/21/2025	1,101,000	1,092,902
Morgan Stanley Senior Notes 1.51% due 07/20/2027	2,156,000	2,116,383
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	319,000	308,699
Morgan Stanley Senior Notes 3.22% due 04/22/2042	1,744,000	1,839,371
Morgan Stanley Senior Notes 3.63% due 01/20/2027	5,399,000	5,846,278
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	463,000	517,817

		81,435,905

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.25% due 05/01/2040	382,000	473,466
General Electric Co. Senior Notes 4.35% due 05/01/2050	1,478,000	1,992,742
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,730,000	1,822,590

		4,288,798

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	2,494,000	2,519,501
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	925,000	927,313

		3,446,814

Security Description	Principal Amount	Value (Note 2)

Electric Products - Misc. — 0.1%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026#	$1,951,000	$1,880,910

Electric - Distribution — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	4,945,000	5,168,889
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,044,000	1,068,002

		6,236,891

Electric - Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,267,000	1,221,161
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,225,000	1,246,438
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	1,602,000	1,618,917

		4,086,516

Electric - Integrated — 2.0%
AES Corp. Senior Notes 2.45% due 01/15/2031	2,864,000	2,803,495
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	4,914,000	5,187,720
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	3,649,000	3,978,661
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	2,043,000	2,496,242
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	1,733,000	2,093,100
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,897,000	2,253,084
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	775,000	868,195
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	2,968,000	3,546,326
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,216,000	4,277,280
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	1,988,000	2,324,085
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	2,166,000	2,170,086
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	1,495,000	1,649,179
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,391,000	1,377,322

36

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	$1,860,000	$1,912,966
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	3,324,000	3,310,458
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,589,000	1,748,008
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,475,000	1,823,333
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031#	1,724,000	1,679,271
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,432,000	3,592,213
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	4,667,000	4,662,398
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	1,203,000	1,097,738
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,994,000	2,108,797

		56,959,957

Electronic Components - Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	2,068,000	1,994,392
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	1,996,000	1,971,444

		3,965,836

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	169,000	184,420
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	4,222,000	4,166,270

		4,350,690

Electronic Parts Distribution — 0.1%
Arrow Electronics Inc Senior Notes 2.95% due 02/15/2032	1,028,000	1,039,495
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,380,000	1,390,350

		2,429,845

Enterprise Software/Service — 0.4%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	285,000	280,164
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	843,000	825,508

Security Description	Principal Amount	Value (Note 2)

Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.30% due 03/25/2028	$4,330,000	$4,356,092
Oracle Corp. Senior Notes 3.80% due 11/15/2037	3,553,000	3,786,444
Oracle Corp. Senior Notes 4.00% due 11/15/2047	2,758,000	2,964,137

		12,212,345

Finance - Auto Loans — 0.1%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	2,037,000	2,011,537
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	136,680
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,440,000	1,502,993

		3,651,210

Finance - Commercial — 0.1%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,340,000	1,413,700

Finance - Consumer Loans — 0.6%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,340,000	1,339,129
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	480,000	484,800
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	925,000	945,813
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	1,134,000	1,173,543
SLM Corp. Senior Notes 3.13% due 11/02/2026	2,575,000	2,519,354
Synchrony Financial Senior Notes 2.88% due 10/28/2031	1,036,000	1,025,944
Synchrony Financial Senior Notes 4.50% due 07/23/2025	7,826,000	8,498,896

		15,987,479

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,340,000	1,358,425
American Express Co. Senior Notes 3.40% due 02/22/2024	1,674,000	1,757,748
American Express Co. Senior Notes 4.20% due 11/06/2025	1,178,000	1,300,226
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	2,479,000	2,549,745

37

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Credit Card (continued)
Visa, Inc. Senior Notes 0.75% due 08/15/2027	$815,000	$781,068

		7,747,212

Finance - Investment Banker/Broker — 0.1%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,450,000	1,497,125
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	767,000	768,917
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	195,000	199,875

		2,465,917

Finance - Mortgage Loan/Banker — 0.1%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,904,000	2,070,210
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	970,000	950,600

		3,020,810

Financial Guarantee Insurance — 0.1%
Assured Guaranty U.S. Holdings, Inc. Company Guar. Notes 3.60% due 09/15/2051	1,187,000	1,281,026
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	711,000	805,613

		2,086,639

Food - Meat Products — 0.2%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	1,340,000	1,329,743
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,507,000	1,624,832
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,729,000	1,980,580

		4,935,155

Food - Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,784,000	2,330,741
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	724,000	902,652
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	2,869,000	3,094,114
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,407,000	1,354,237

		7,681,744

Security Description	Principal Amount	Value (Note 2)

Food - Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	$1,460,000	$1,513,509
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	779,000	819,983

		2,333,492

Food - Wholesale/Distribution — 0.4%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,399,000	1,303,448
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,056,000	1,087,680
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	3,311,000	3,924,766
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	1,980,000	2,366,318
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	480,000	601,866
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	704,000	1,106,684

		10,390,762

Gambling (Non-Hotel) — 0.1%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	801,000	801,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	801,000	804,004

		1,605,004

Hotels/Motels — 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	1,800,000	1,787,143
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	697,000	718,349
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	3,293,000	3,307,356
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	4,035,000	4,541,404
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	1,247,000	1,314,338

		11,668,590

Human Resources — 0.1%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	928,000	954,680

38

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Human Resources (continued)
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	$1,425,000	$1,407,900

		2,362,580

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	933,000	888,683
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	543,000	522,447
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	192,000	188,659
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	857,000	899,850
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	201,000	192,458
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,266,000	1,202,016

		3,894,113

Insurance - Life/Health — 1.1%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	1,336,000	1,305,693
Athene Global Funding Sec. Notes 1.73% due 10/02/2026*	2,931,000	2,877,132
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	2,172,000	2,165,619
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*#	3,482,000	3,475,026
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	2,213,000	2,170,719
F&G Global Funding Senior Sec. Notes 0.90% due 09/20/2024*	1,972,000	1,947,569
Jackson Financial, Inc. Senior Bonds 4.00% due 11/23/2051*	1,179,000	1,179,859
Maple Grove Funding Trust I Senior Notes 4.16% due 08/15/2051*	1,730,000	1,834,051
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	2,934,000	3,369,122
Primerica, Inc. Senior Notes 2.80% due 11/19/2031	1,762,000	1,782,017
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	2,075,000	2,059,173
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	4,676,000	4,692,982

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health (continued)
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	$455,000	$537,773
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	1,546,000	1,622,262
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	902,000	899,978

		31,918,975

Insurance - Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	1,294,000	1,352,537

Insurance - Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.05% due 12/15/2061	1,177,000	1,212,515

Internet Telephone — 0.0%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	834,000	810,023

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,206,000	1,245,195
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	1,153,000	1,135,705

		2,380,900

Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	3,058,000	3,060,985

Machinery - Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,290,000	2,428,023
John Deere Capital Corp. Senior Notes 0.63% due 09/10/2024	1,421,000	1,407,352
John Deere Capital Corp. Senior Notes 1.30% due 10/13/2026	1,057,000	1,046,115

		4,881,490

Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	500,000	516,875

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.80% due 08/15/2041	3,378,000	3,292,385
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	608,000	570,079
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	479,000	451,500

		4,313,964

39

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	$1,796,000	$2,059,781
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,169,000	2,615,218
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	2,731,000	2,667,338
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,515,000	1,572,673
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	682,000	680,391
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	1,446,000	1,474,920

		11,070,321

Medical - Generic Drugs — 0.2%
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	1,459,000	1,553,605
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050	4,082,000	4,406,318

		5,959,923

Medical - HMO — 0.2%
Humana, Inc. Senior Notes 1.35% due 02/03/2027	1,078,000	1,046,349
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	2,528,000	2,520,188
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,289,000	1,398,758

		4,965,295

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	669,000	679,035
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	646,000	672,615
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	912,000	934,800
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,599,000	2,706,572
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	2,374,000	2,427,734
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,156,000	1,138,059
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	392,000	395,920

		8,954,735

Security Description	Principal Amount	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	$2,836,000	$3,313,416

Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	6,288,000	7,086,509

Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	632,000	635,160
Covert Mergeco, Inc. Company Guar. Notes 4.88% due 12/01/2029*	215,000	216,058

		851,218

Non-Profit Charity — 0.1%
Ford Foundation Notes 2.82% due 06/01/2070	1,573,000	1,648,811

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	1,043,000	1,022,244

Oil Companies - Exploration & Production — 1.2%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	1,210,000	1,247,812
Apache Corp. Senior Notes 4.38% due 10/15/2028	958,000	1,010,288
Apache Corp. Senior Notes 4.75% due 04/15/2043	828,000	881,820
Apache Corp. Senior Notes 5.35% due 07/01/2049	1,745,000	1,989,562
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	2,093,000	2,162,409
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,164,000	1,155,270
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	1,172,000	1,229,588
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,648,000	1,867,212
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	777,000	808,080
Hess Corp. Senior Notes 6.00% due 01/15/2040	4,015,000	5,097,845
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	672,000	667,491
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,194,000	1,194,000

40

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	$1,108,000	$1,148,996
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	2,787,000	3,686,223
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,302,000	1,675,217
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	674,000	692,535
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	578,000	566,041
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	618,000	663,831
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	616,000	719,211
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,383,000	1,576,620
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	849,000	1,063,372
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	1,086,000	1,093,428
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	1,245,000	1,282,350
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	814,000	847,578

		34,326,779

Oil Companies - Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	3,217,000	3,040,789
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	2,202,000	2,144,947
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	5,398,000	5,830,444
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,893,000	2,914,927
Chevron Corp. Senior Notes 2.36% due 12/05/2022	859,000	870,287
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	1,112,000	1,379,017
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,371,000	1,412,130

		17,592,541

Security Description	Principal Amount	Value (Note 2)

Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	$1,820,000	$1,086,540

Oil - Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,301,000	1,353,040
Halliburton Co. Senior Notes 4.75% due 08/01/2043	1,106,000	1,294,270
Halliburton Co. Senior Notes 4.85% due 11/15/2035	1,925,000	2,288,762
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	1,199,000	1,309,357
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,198,000	1,218,965

		7,464,394

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	919,000	928,190
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044#	5,162,000	5,455,880
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	7,658,000	7,413,476
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	1,121,000	1,135,012
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	1,700,000	1,740,375

		16,672,933

Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 3.40% due 03/15/2051	1,125,000	1,193,277
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,086,000	3,772,590
Option Care Health, Inc. Company Guar. Notes 4.38% due 10/31/2029*	421,000	418,979

		5,384,846

Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,365,000	1,402,674
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,535,000	1,488,950
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	995,000	966,394

41

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	$747,000	$834,317
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	479,000	632,280
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	232,000	230,260
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	1,018,000	1,010,365
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,390,000	1,549,822
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	1,249,000	1,570,020
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	2,161,000	2,469,235
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	218,000	201,652
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	697,000	792,529
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,499,000	1,484,909
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	552,000	539,608
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	1,317,000	1,305,529
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	3,045,000	3,081,105
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	1,679,000	1,750,719
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,913,000	1,982,308
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,864,000	1,854,680
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	1,710,000	1,661,060
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,695,000	1,693,305
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	517,000	546,133
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	880,000	934,358
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	3,013,000	4,027,615

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	$895,000	$905,844
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	2,175,000	2,827,779
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	1,295,000	1,503,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	1,181,000	1,266,623
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,651,000	1,657,472
Williams Cos., Inc. Senior Notes 3.50% due 10/15/2051	1,252,000	1,268,895
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	2,742,000	3,574,262

		47,014,440

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	917,000	962,850
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	964,000	948,586

		1,911,436

Printing - Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	1,345,000	1,393,756

Protection/Safety — 0.1%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	1,425,000	1,389,375
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	973,000	920,701
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	435,000	460,013

		2,770,089

Real Estate Investment Trusts — 1.1%
Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,019,000	1,015,255
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	705,000	686,432
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	2,123,000	2,275,411
Corporate Office Properties LP Company Guar. Notes 2.90% due 12/01/2033	1,741,000	1,714,728
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	680,000	666,400

42

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
EPR Properties Senior Notes 3.60% due 11/15/2031	$934,000	$936,519
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	715,000	703,381
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	740,000	765,900
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,747,000	1,572,300
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	3,492,000	3,576,428
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,836,000	1,825,168
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	345,000	343,275
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	1,534,000	1,473,016
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	1,454,000	1,439,460
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	137,000	143,231
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	1,369,000	1,324,162
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	1,159,000	1,128,738
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033#	3,293,000	3,203,890
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	1,719,000	1,730,974
Service Properties Trust Senior Notes 3.95% due 01/15/2028	48,000	43,198
Service Properties Trust Senior Notes 4.75% due 10/01/2026	660,000	630,660
Service Properties Trust Senior Notes 4.95% due 10/01/2029	155,000	144,786
Service Properties Trust Senior Notes 5.25% due 02/15/2026	288,000	282,960
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	78,000	79,168
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	500,000	498,621
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	350,000	345,968

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	$1,739,000	$1,803,695
Vornado Realty LP Senior Notes 2.15% due 06/01/2026#	703,000	706,044
Vornado Realty LP Senior Notes 3.40% due 06/01/2031	64,000	65,976

		31,125,744

Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,266,000	1,354,620

Real Estate Operations & Development — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,086,579
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	750,000	753,750

		1,840,329

Recreational Vehicles — 0.1%
Brunswick Corp. Senior Notes 2.40% due 08/18/2031	1,940,000	1,862,522

Recycling — 0.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,524,000	1,543,050

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,295,000	1,217,300
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	1,465,000	1,436,623
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	1,516,000	1,497,520

		4,151,443

Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	175,737
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	627,000	671,674

		847,411

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,480,000	1,485,402
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,285,000	1,368,525

		2,853,927

43

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Apparel/Shoe — 0.1%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	$1,140,000	$1,090,729
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	345,000	329,837

		1,420,566

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	1,495,000	1,506,810
Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	545,000	518,442
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,091,000	1,088,851

		3,114,103

Retail - Building Products — 0.0%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,397,000	1,386,425

Retail - Discount — 0.0%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	1,076,000	1,099,769

Retail - Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	817,000	804,745
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031#	572,000	547,238
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044#	1,337,000	1,242,093

		2,594,076

Retail - Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,342,000	1,335,397

Retail - Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,326,000	1,374,664

Retail - Regional Department Stores — 0.2%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	1,232,000	1,267,246
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	3,581,000	4,321,003

		5,588,249

Retail - Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	933,000	981,983
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029#*	1,870,000	1,608,200

Security Description	Principal Amount	Value (Note 2)

Retail - Restaurants (continued)
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	$1,399,000	$1,367,760
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,044,000	1,106,640
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	1,133,000	1,263,630
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,396,000	1,729,855

		8,058,068

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,260,000	1,398,600

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028#	2,761,000	2,957,637

Security Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	775,000	736,250
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,119,000	1,141,380
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	220,000	229,057

		2,106,687

Steel - Producers — 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	645,000	650,240
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	775,000	818,594
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	809,000	861,585
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,385,000	1,378,075
Periama Holdings LLC Company Guar. Notes COMPANY GUARNT 5.95% due 04/19/2026	200,000	210,792

		3,919,286

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	495,000	489,075
Allegheny Technologies, Inc. Senior Notes 5.13% due 10/01/2031	965,000	953,034

		1,442,109

44

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	$2,847,000	$3,892,305

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	763,000	798,261
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	7,577,000	8,735,682
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	909,000	1,107,318
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,648,000	1,998,747
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,933,000	3,548,822
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	918,000	919,607
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	1,565,000	1,520,006
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	1,296,000	1,308,160
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	1,795,000	1,784,531
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	5,679,000	5,496,305
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	2,863,000	2,762,560
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	1,196,000	1,271,606
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,008,000	1,187,833
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	736,000	862,835
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,206,000	1,135,147

		34,437,420

Television — 0.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	828,000	956,340
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	924,000	1,083,390
Gray Escrow II, Inc. Company Guar. Notes 5.38% due 11/15/2031*	569,000	571,219
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	1,421,000	1,369,489

		3,980,438

Security Description	Principal Amount	Value (Note 2)

Transport - Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	$1,476,000	$1,501,830

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024	2,713,000	2,891,948

Transport - Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,015,000	1,289,209
Norfolk Southern Corp. Senior Notes 2.30% due 05/15/2031#	386,000	389,265
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,098,000	1,327,967

		3,006,441

Transport - Services — 0.1%
FedEx Corp. Company Guar. Notes 2.40% due 05/15/2031	601,000	605,285
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	2,177,960	2,143,930
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	1,425,000	1,542,653

		4,291,868

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,804,000	2,981,793

Vitamins & Nutrition Products — 0.1%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	2,900,000	2,725,507

Water — 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	1,120,000	1,192,000

Total U.S. Corporate Bonds & Notes
(cost $824,400,633)		844,121,193

FOREIGN CORPORATE BONDS & NOTES — 11.2%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	1,461,000	1,392,464

Agricultural Operations — 0.1%
Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	1,817,000	1,850,097

Airlines — 0.1%
Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	1,430,000	1,425,381

45

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	$1,451,000	$1,415,716
Kia Corp. Senior Notes 1.00% due 04/16/2024*	1,560,000	1,557,018

		2,972,734

Banks - Commercial — 1.9%
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	875,000	857,937
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027#	200,000	213,968
Banco Santander Chile Senior Notes 3.18% due 10/26/2031#*	3,636,000	3,673,742
Bank Hapoalim BM Sub. Notes 3.26% due 01/21/2032*	3,090,000	3,073,685
Bank of Montreal Senior Notes 2.05% due 11/01/2022	1,698,000	1,722,205
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	514,000	516,222
BPCE SA Sub. Bonds 3.58% due 10/19/2042*	4,152,000	4,278,774
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	1,935,000	1,914,768
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	1,363,000	1,338,551
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	1,213,000	1,246,379
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	5,040,000	4,938,047
Danske Bank A/S Senior Notes 0.98% due 09/10/2025*	2,430,000	2,398,224
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	2,250,000	2,343,621
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	700,000	667,625
ING Groep NV Senior Notes 1.40% due 07/01/2026*	4,323,000	4,284,550
ING Groep NV Senior Notes 4.63% due 01/06/2026*	1,185,000	1,324,759
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	2,864,000	2,956,594
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	2,443,000	2,421,116

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	$2,096,000	$2,125,018
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031	2,258,000	2,275,655
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	1,530,000	1,571,367
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	5,347,000	5,317,813
Swedbank AB Senior Notes 1.54% due 11/16/2026#*	4,742,000	4,707,803

		56,168,423

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	914,000	949,079

Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,608,000	2,451,520
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,255,000	1,267,550

		3,719,070

Casino Hotels — 0.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,285,000	1,253,428
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,551,000	1,388,145
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	315,000	289,724

		2,931,297

Cellular Telecom — 0.4%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	1,665,000	1,582,383
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	121,000	119,790
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	2,225,000	2,147,125
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	229,330
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	265,000	265,665
Empresa Nacional de Telecomunicaciones SA Senior Notes 3.05% due 09/14/2032*	1,875,000	1,797,656
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	1,338,000	1,391,640

46

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	$1,587,000	$1,989,135
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	1,217,000	1,588,915

		11,111,639

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	1,974,000	2,003,116
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	3,088,000	3,101,927
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	200,902
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	927,000	928,159

		6,234,104

Chemicals - Specialty — 0.1%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	1,325,000	1,384,625

Coffee — 0.0%
JDE Peet’s NV Company Guar. Notes 2.25% due 09/24/2031*	1,376,000	1,342,834

Commercial Services - Finance — 0.0%
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	1,415,000	1,287,650

Containers - Paper/Plastic — 0.1%
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	2,658,000	2,972,255

Cruise Lines — 0.3%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,530,000	1,488,919
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*	697,000	677,832
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	177,000	181,475
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,721,000	1,579,671
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	687,000	669,564
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,277,000	1,204,505
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	532,000	517,370

Security Description	Principal Amount	Value (Note 2)

Cruise Lines (continued)
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes SR SECURED 5.63% due 02/15/2029*	$301,000	$289,713
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,075,000	1,030,656

		7,639,705

Diversified Banking Institutions — 2.4%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	1,600,000	1,570,938
Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,800,000	1,867,248
Bank of Nova Scotia Senior Notes 0.40% due 09/15/2023	4,859,000	4,825,408
Barclays PLC Sub. Notes 3.56% due 09/23/2035	3,548,000	3,648,916
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	2,590,000	2,524,796
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	2,993,000	2,947,626
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	3,941,000	3,983,168
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	2,068,000	2,012,095
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,250,000	1,268,381
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	1,521,000	1,520,863
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	3,771,000	3,686,056
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	3,040,000	3,046,362
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,419,210
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	2,146,000	2,201,251
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	4,097,000	4,224,602
Mizuho Financial Group, Inc. Sub. Notes 2.56% due 09/13/2031	1,986,000	1,957,030
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,415,000	1,394,510
Natwest Group PLC Senior Notes 2.36% due 05/22/2024	1,603,000	1,634,038

47

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	$3,069,000	$3,037,365
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	531,000	565,187
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	1,489,000	1,469,686
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	849,000	848,161
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	1,420,000	1,462,741
UBS Group AG Senior Notes 1.49% due 08/10/2027*	1,610,000	1,575,363
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	616,000	624,153
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	293,047
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	3,353,000	3,364,151
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	3,127,000	3,106,737
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	4,901,000	5,319,488
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	2,107,000	2,120,611

		69,519,188

Diversified Manufacturing Operations — 0.5%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	8,714,000	10,532,017
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.15% due 03/11/2031*	1,212,000	1,212,751
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,771,000	1,884,886

		13,629,654

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	405,000	408,507
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,406,000	1,456,876
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	2,799,000	3,694,050

		5,559,433

Security Description	Principal Amount	Value (Note 2)

Electric - Distribution — 0.0%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	$400,000	$412,004
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	200,000	206,002
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	450,000	439,875

		1,057,881

Electric - Generation — 0.2%
Colbun SA Senior Notes 3.15% due 01/19/2032*	1,911,000	1,849,848
Inkia Energy, Ltd. Senior Notes 5.88% due 11/09/2027	810,000	823,170
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	448,350	512,464
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	179,340	204,986
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	400,000	411,000
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	500,000	525,000
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	550,000	530,750
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	250,000	241,250

		5,098,468

Electric - Integrated — 0.2%
Empresas Publicas de Medellin ESP Senior Notes 4.25% due 07/18/2029	200,000	189,200
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	845,000	796,421
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	2,025,000	2,540,081
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	1,517,000	1,518,911

		5,044,613

Electric - Transmission — 0.0%
Transelec SA Senior Notes 4.25% due 01/14/2025	200,000	212,502

Energy - Alternate Sources — 0.0%
Greenko Solar Mauritius, Ltd. Senior Sec. Notes 5.95% due 07/29/2026	200,000	210,497

48

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Energy - Alternate Sources (continued)
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	$600,000	$620,931
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	404,000

		1,235,428

Finance - Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	1,227,000	1,254,608

Finance - Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	2,649,000	2,656,720
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	1,746,000	1,757,799
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	665,000	662,460

		5,076,979

Food - Meat Products — 0.0%
BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	392,820
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	900,000	847,922

		1,240,742

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.38% due 11/01/2028	2,789,000	2,741,211
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030#	1,779,000	1,770,461

		4,511,672

Independent Power Producers — 0.0%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	832,500	820,354

Insurance - Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	1,173,000	1,151,516
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	3,641,000	4,126,468

		5,277,984

Internet Financial Services — 0.1%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	1,640,000	1,680,508

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.75% due 08/02/2061*	5,143,000	5,407,130

Security Description	Principal Amount	Value (Note 2)

Machinery - Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	$4,218,000	$4,179,893

Machinery - Pumps — 0.1%
nVent Finance SARL Company Guar. Notes 2.75% due 11/15/2031	1,759,000	1,763,619

Medical Labs & Testing Services — 0.0%
Auna SAA Senior Notes 6.50% due 11/20/2025	665,000	677,216

Medical Products — 0.1%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	1,640,000	1,814,747

Medical - Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	2,614,000	2,486,866

Medical - Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	1,458,000	1,543,135

Metal - Aluminum — 0.0%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	600,000	717,312

Metal - Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	1,320,000	1,369,500

Metal - Diversified — 0.0%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	400,000	403,000

Metal - Iron — 0.0%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,262,000	1,358,959

Motion Pictures & Services — 0.1%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,751,000	1,786,143

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	751,000	734,897
Waste Connections, Inc. Senior Bonds 2.95% due 01/15/2052	890,000	893,381

		1,628,278

Oil Companies - Exploration & Production — 0.2%
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	1,130,000	1,141,819
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	895,000	921,850

49

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	$200,000	$223,981
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	200,000	193,000
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	1,969,000	2,014,620
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,424,000	1,399,080

		5,894,350

Oil Companies - Integrated — 0.3%
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	150,000	157,500
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	150,000	139,875
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	540,000	595,350
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030	200,000	205,900
Petro-Canada Senior Notes 5.95% due 05/15/2035	926,000	1,208,375
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	1,700,000	1,629,892
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	600,000	482,295
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	2,970,000	2,740,983
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	560,000	493,136
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	600,000	493,500
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030	400,000	400,160

		8,546,966

Oil - Field Services — 0.0%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	803,000	824,858

Paper & Related Products — 0.3%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	2,803,000	2,690,880
Suzano Austria GmbH Company Guar. Notes 2.50% due 09/15/2028#	1,980,000	1,850,706
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	1,328,000	1,237,298

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products (continued)
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	$2,566,000	$2,519,504

		8,298,388

Petrochemicals — 0.0%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026	200,000	216,724

Pipelines — 0.0%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes SR SECURED 2.63% due 03/31/2036	800,000	778,237

Real Estate Investment Trusts — 0.0%
Trust Fibra Uno Senior Notes 6.39% due 01/15/2050	400,000	461,200

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 2.50% due 10/15/2031*	1,061,000	1,066,347

Rental Auto/Equipment — 0.3%
Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*	4,015,000	3,983,905
Triton Container International, Ltd. Company Guar. Notes 3.15% due 06/15/2031*	3,744,000	3,764,807

		7,748,712

Retail - Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,725,000	1,737,938

Satellite Telecom — 0.1%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	2,005,000	2,090,213
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	999,000	872,876
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	879,000	685,356

		3,648,445

Security Services — 0.1%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	410,000	396,675
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	193,500
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	586,000	572,815
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,239,000	1,173,952

		2,336,942

50

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Components - Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	$2,791,000	$2,711,959

Sovereign — 0.0%
Hazine Mustesarligi Varlik Kiralama AS Senior Notes 5.13% due 06/22/2026*#	1,000,000	975,000

Steel - Producers — 0.0%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	320,000	327,272

SupraNational Banks — 0.7%
African Development Bank Senior Notes 0.75% due 04/03/2023	3,010,000	3,023,245
Asian Infrastructure Investment Bank Senior Notes 0.50% due 10/30/2024#	3,533,000	3,496,373
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	3,597,000	3,658,964
Inter-American Development Bank Bonds 1.13% due 07/20/2028	4,247,000	4,170,529
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	4,242,000	4,095,036
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	2,085,000	2,251,976

		20,696,123

Telecom Services — 0.1%
Iliad Holding SAS Senior Sec. Notes 6.50% due 10/15/2026*	343,000	350,779
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	1,085,000	1,112,125
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,469,000	1,443,553

		2,906,457

Telephone - Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	1,464,000	1,775,918
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	500,000	630,517

		2,406,435

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Company Guar. Notes 1.35% due 12/02/2024	2,385,000	2,384,438
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	471,000	478,380

Security Description	Principal Amount	Value (Note 2)

Transport - Rail (continued)
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	$566,000	$856,915

		3,719,733

Transport - Services — 0.0%
Yunda Holding Investment, Ltd. Company Guar. Notes COMPANY GUARNT 2.25% due 08/19/2025	600,000	583,035

Warehousing & Harbor Transportation Services — 0.0%
DP World PLC Senior Notes 4.70% due 09/30/2049	700,000	755,140

Total Foreign Corporate Bonds & Notes
(cost $325,240,131)		326,377,430

FOREIGN GOVERNMENT OBLIGATIONS — 4.3%
Banks - Special Purpose — 0.3%
BNG Bank NV Senior Notes 0.50% due 11/24/2025*	1,102,000	1,072,687
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	4,975,000	4,939,627
Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,289,000	1,283,521

		7,295,835

Sovereign — 4.0%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	1,350,000	1,359,504
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	200,000	175,676
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	1,450,000	1,381,125
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	550,000	466,290
Arab Republic of Egypt Senior Bonds 8.75% due 09/30/2051*	2,300,000	1,966,362
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,900,000	1,634,000
Dominican Republic Senior Notes 4.88% due 09/23/2032	1,520,000	1,512,415
Dominican Republic Senior Notes 5.88% due 01/30/2060*	200,000	186,000
Dominican Republic Senior Notes 5.88% due 01/30/2060	1,100,000	1,023,000
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025	650,000	674,196

51

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	$1,100,000	$1,178,848
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*	3,650,000	3,932,875
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	400,000	406,000
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027	1,100,000	1,072,720
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030	1,200,000	1,138,584
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047	1,000,000	858,000
Federal Republic of Nigeria Senior Bonds 8.25% due 09/28/2051*#	1,800,000	1,619,784
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049	250,000	245,232
Federative Republic of Brazil Senior Notes 2.88% due 06/06/2025#	400,000	400,080
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030	2,100,000	1,973,286
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,600,000	1,370,000
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	1,900,000	1,862,893
Government of Romania Senior Notes 3.00% due 02/14/2031	1,270,000	1,255,166
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,900,000	1,843,912
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	1,620,000	1,509,030
Government of Ukraine Senior Notes 7.25% due 03/15/2033	2,200,000	2,049,300
Government of Ukraine Senior Notes 7.75% due 09/01/2023	1,950,000	1,965,658
Government of Ukraine Senior Notes 7.75% due 09/01/2024	100,000	100,188
Government of Ukraine Senior Notes 9.75% due 11/01/2028	550,000	590,150
Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026	2,700,000	2,662,897
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	300,000	298,500

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	$1,500,000	$1,590,000
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*#	1,520,000	1,468,715
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*#	930,000	862,527
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030	3,200,000	3,491,731
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	3,250,000	3,456,212
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	1,100,000	1,323,498
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047	1,400,000	1,654,170
Republic of Angola Senior Notes 8.25% due 05/09/2028	350,000	328,370
Republic of Chile Senior Notes 3.10% due 05/07/2041	3,908,000	3,843,948
Republic of Chile Senior Bonds 3.25% due 09/21/2071	914,000	853,831
Republic of Colombia Senior Notes 3.13% due 04/15/2031	3,732,000	3,349,470
Republic of Colombia Senior Notes 4.50% due 03/15/2029	300,000	306,861
Republic of Colombia Senior Notes 5.00% due 06/15/2045	1,000,000	915,230
Republic of Colombia Senior Notes 7.38% due 09/18/2037	200,000	233,972
Republic of Colombia Senior Notes 10.38% due 01/28/2033	300,000	424,500
Republic of Ecuador Senior Bonds 0.50% due 07/31/2040(13)	1,800,000	1,026,000
Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(13)	3,400,000	2,193,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	1,100,000	737,011
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	300,000	193,350
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	50,000	33,251
Republic of Ghana Senior Notes 8.63% due 04/07/2034*	740,000	584,822

52

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Ghana Senior Notes 8.63% due 06/16/2049	$1,150,000	$872,689
Republic of Ghana Senior Notes 8.75% due 03/11/2061	700,000	530,754
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	1,250,000	1,362,500
Republic of Guatemala Senior Notes 4.90% due 06/01/2030	2,550,000	2,728,500
Republic of Indonesia Senior Notes 3.85% due 10/15/2030#	300,000	333,808
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	300,000	324,647
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	800,000	1,253,920
Republic of Italy Senior Notes 3.88% due 05/06/2051	1,462,000	1,594,923
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(13)	545,556	535,005
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,500,000	1,529,280
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	2,050,000	2,201,782
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044	1,100,000	1,343,243
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025	300,000	337,891
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	200,000	286,500
Republic of Panama Senior Notes 2.25% due 09/29/2032	3,000,000	2,795,910
Republic of Panama Senior Notes 6.70% due 01/26/2036	100,000	131,381
Republic of Paraquay Senior Notes 4.95% due 04/28/2031	2,350,000	2,585,023
Republic of Peru Senior Notes 2.78% due 01/23/2031	1,100,000	1,089,308
Republic of Peru Senior Notes 3.55% due 03/10/2051	560,000	560,017
Republic of Peru Senior Notes 3.60% due 01/15/2072	600,000	570,402
Republic of Peru Senior Notes 4.13% due 08/25/2027	500,000	546,805

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of the Philippines Senior Notes 1.65% due 06/10/2031	$800,000	$759,472
Republic of the Philippines Senior Notes 2.95% due 05/05/2045	250,000	239,963
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	250,000	359,345
Republic of Turkey Senior Notes 6.63% due 02/17/2045#	1,000,000	875,740
Russian Federation Senior Notes 5.10% due 03/28/2035	1,400,000	1,650,250
State of Qatar Senior Notes 3.40% due 04/16/2025*	200,000	212,550
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,800,000	2,003,724
State of Qatar Senior Notes 3.75% due 04/16/2030	600,000	667,908
State of Qatar Senior Notes 4.40% due 04/16/2050	2,000,000	2,450,040
State of Qatar Senior Notes 4.82% due 03/14/2049	1,400,000	1,807,792
Sultanate of Oman Senior Notes 4.75% due 06/15/2026	1,100,000	1,111,238
Sultanate of Oman Senior Notes 5.38% due 03/08/2027	600,000	616,051
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	1,000,000	1,095,100
Sultanate of Oman Senior Notes 6.75% due 01/17/2048	1,600,000	1,536,480
United Mexican States Senior Notes 2.66% due 05/24/2031#	1,230,000	1,187,344
United Mexican States Senior Notes 4.28% due 08/14/2041	5,782,000	5,910,360
United Mexican States Senior Notes 4.50% due 01/31/2050	900,000	934,290
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,363,000	1,462,853
United Mexican States Senior Notes 5.00% due 04/27/2051	1,400,000	1,558,466

		117,535,394

Total Foreign Government Obligations
(cost $129,940,113)		124,831,229

53

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 40.0%
Federal Home Loan Bank — 0.3%
2.13% due 09/14/2029	$7,765,000	$8,136,896
3.25% due 11/16/2028	1,000,000	1,117,124
5.50% due 07/15/2036	250,000	365,553

		9,619,573

Federal Home Loan Mtg. Corp. — 8.4%
2.00% due 05/01/2051	5,921,397	5,930,659
2.00% due 06/01/2051	16,350,473	16,376,047
2.00% due 09/01/2051	24,356,223	24,394,319
2.50% due 01/01/2028	456,692	476,721
2.50% due 04/01/2028	1,184,082	1,236,058
2.50% due 03/01/2031	720,762	751,006
2.50% due 10/01/2032	3,247,044	3,381,298
2.50% due 11/01/2032	867,878	911,223
2.50% due 09/01/2051	11,847,988	12,157,010
2.50% due 11/01/2051	21,911,892	22,483,403
3.00% due 08/01/2027	197,517	207,637
3.00% due 05/01/2035	2,998,748	3,151,983
3.00% due 10/01/2042	1,183,481	1,262,103
3.00% due 11/01/2042	818,665	867,928
3.00% due 02/01/2043	783,021	836,975
3.00% due 04/01/2043	1,639,255	1,737,356
3.00% due 05/01/2043	1,052,033	1,121,930
3.00% due 08/01/2043	3,009,973	3,189,807
3.00% due 10/01/2045	2,291,522	2,413,365
3.00% due 08/01/2046	826,897	868,223
3.00% due 11/01/2046	2,843,354	2,999,151
3.00% due 06/01/2051	25,004,023	25,958,602
3.50% due 01/01/2032	2,716,351	2,883,555
3.50% due 11/01/2041	215,783	233,168
3.50% due 03/01/2042	2,333,246	2,520,360
3.50% due 04/01/2042	1,487,559	1,606,879
3.50% due 06/01/2042	525,836	567,953
3.50% due 08/01/2042	1,124,434	1,215,039
3.50% due 09/01/2043	621,976	670,843
3.50% due 03/01/2045	695,158	744,974
3.50% due 07/01/2045	5,631,467	6,027,302
3.50% due 08/01/2045	1,223,775	1,313,946
3.50% due 11/01/2045	1,400,830	1,496,144
3.50% due 01/01/2046	962,315	1,027,316
3.50% due 03/01/2046	1,036,088	1,105,463
3.50% due 12/01/2046	297,614	315,652
3.50% due 11/01/2047	6,684,729	7,066,728
3.50% due 01/01/2048	6,772,725	7,217,799
3.50% due 03/01/2048	9,793,446	10,437,158
3.50% due 08/01/2049	4,496,242	4,775,354
3.50% due 04/01/2050	4,303,027	4,520,573
3.50% due 08/01/2051	10,815,675	11,602,778
4.00% due 03/01/2023	32	33
4.00% due 09/01/2040	590,051	647,120
4.00% due 07/01/2044	36,058	39,523
4.00% due 10/01/2045	1,235,881	1,345,926
4.00% due 01/01/2046	12,501,649	13,593,477
4.00% due 01/01/2047	36,012	39,340
4.00% due 07/01/2049	3,802,860	4,112,362
4.00% due 01/01/2050	1,970,291	2,095,932
4.50% due 03/01/2023	1,100	1,146
4.50% due 12/01/2039	379,899	418,458
4.50% due 04/01/2044	52,583	57,762
4.50% due 07/01/2045	8,895,032	9,547,638
4.50% due 05/01/2048	1,183,057	1,277,592
4.50% due 12/01/2048	6,339,110	6,804,834
5.00% due 10/01/2033	433	475
5.00% due 05/01/2034	17,212	19,045
5.00% due 06/01/2039	195,338	222,722

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/2040	$266,023	$300,296
5.00% due 11/01/2043	1,750,592	1,988,952
5.50% due 06/01/2022	338	340
5.50% due 11/01/2032	4,763	5,403
5.50% due 07/01/2034	15,462	17,553
5.50% due 02/01/2035	57,835	64,196
5.50% due 07/01/2035	9,317	10,758
5.50% due 01/01/2036	99,457	114,185
5.50% due 05/01/2037	16,671	19,288
6.00% due 10/01/2033	72,443	81,023
6.00% due 07/01/2035	63,310	70,577
6.00% due 03/01/2040	105,026	122,963
6.50% due 02/01/2035	1,290	1,446
6.50% due 02/01/2036	12,240	13,873
6.50% due 09/01/2036	153	171
6.50% due 05/01/2037	14,683	16,768
6.75% due 09/15/2029	500,000	694,234
6.75% due 03/15/2031	250,000	362,363
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	71,034	73,716
2.17% (12 ML+1.87%) due 11/01/2037	788,713	833,605
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	1,271,140	1,294,917
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.71% (6.80%-1 ML) due 09/15/2039(2)(4)(8)	488,394	67,342

		246,439,142

Federal National Mtg. Assoc. — 20.0%
1.50% due 05/01/2036	4,087,689	4,111,096
1.50% due 03/01/2051	6,265,042	6,063,860
2.00% due 07/01/2035	6,511,183	6,682,630
2.00% due 11/01/2035	6,588,486	6,769,556
2.00% due 05/01/2036	17,516,760	17,977,996
2.00% due 05/01/2041	7,609,748	7,762,777
2.00% due 10/01/2050	9,257,320	9,310,302
2.00% due 12/01/2050	11,504,313	11,522,307
2.00% due 04/01/2051	33,864,138	33,917,105
2.00% due 05/01/2051	19,259,499	19,297,659
2.00% due 06/01/2051	26,811,792	26,853,728
2.00% due 10/01/2051	17,863,948	17,891,889
2.00% due 11/01/2051	9,518,678	9,543,446
2.00% due 12/01/2051	25,000,000	25,039,103
2.50% due 12/01/2026	235,652	245,112
2.50% due 02/01/2028	569,268	592,748
2.50% due 04/01/2028	312,163	325,870
2.50% due 07/01/2031	1,861,406	1,937,990
2.50% due 08/01/2031	8,501,686	8,848,461
2.50% due 01/01/2032	1,537,574	1,601,592
2.50% due 02/01/2032	645,015	670,390
2.50% due 04/01/2035	4,227,615	4,382,258
2.50% due 05/01/2035	6,926,047	7,180,282
2.50% due 05/01/2050	8,884,142	9,165,105
2.50% due 06/01/2050	413,168	424,000
2.50% due 07/01/2050	7,165,501	7,412,718
2.50% due 08/01/2050	3,100,155	3,181,014
2.50% due 10/01/2050	1,636,569	1,681,310
2.50% due 05/01/2051	14,175,868	14,545,606
2.50% due 06/01/2051	24,743,402	25,388,765
3.00% due 10/01/2027	208,986	219,236
3.00% due 12/01/2027	608,286	638,690

54

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 01/01/2028	$1,020,694	$1,071,680
3.00% due 03/01/2030	821,429	866,966
3.00% due 10/01/2030	1,342,058	1,411,255
3.00% due 10/01/2032	2,746,501	2,887,879
3.00% due 02/01/2033	11,115,741	11,660,930
3.00% due 07/01/2034	537,429	564,374
3.00% due 11/01/2039	3,631,176	3,784,373
3.00% due 03/01/2042	1,479,732	1,568,317
3.00% due 12/01/2042	1,801,741	1,909,113
3.00% due 02/01/2043	2,850,838	3,018,525
3.00% due 05/01/2043	1,305,201	1,382,689
3.00% due 02/01/2045	169,040	177,525
3.00% due 05/01/2046	1,257,211	1,320,327
3.00% due 08/01/2046	3,820,926	4,028,476
3.00% due 09/01/2046	676,625	712,032
3.00% due 12/01/2046	236,727	250,369
3.00% due 01/01/2047	1,407,606	1,479,865
3.00% due 04/01/2047	3,130,046	3,294,360
3.00% due 09/01/2048	4,216,726	4,418,624
3.00% due 11/01/2048	9,219,361	9,687,570
3.00% due 06/01/2049	6,015,947	6,346,207
3.00% due 03/01/2050	5,198,473	5,445,289
3.00% due 06/01/2051	24,966,395	25,964,000
3.00% due 08/01/2051	6,644,422	6,909,882
3.50% due 08/01/2026	393,079	415,667
3.50% due 09/01/2026	479,335	506,923
3.50% due 08/01/2027	84,178	88,938
3.50% due 10/01/2028	1,185,359	1,261,212
3.50% due 03/01/2033	952,463	1,010,475
3.50% due 08/01/2033	177,129	187,600
3.50% due 12/01/2041	413,806	444,042
3.50% due 03/01/2042	285,791	306,617
3.50% due 08/01/2042	2,602,663	2,800,944
3.50% due 09/01/2042	199,171	215,080
3.50% due 02/01/2043	1,653,618	1,798,636
3.50% due 07/01/2045	975,788	1,047,476
3.50% due 08/01/2045	969,203	1,035,160
3.50% due 09/01/2045	262,130	279,915
3.50% due 10/01/2045	2,119,840	2,281,921
3.50% due 11/01/2045	1,715,197	1,830,653
3.50% due 12/01/2045	4,488,904	4,791,571
3.50% due 02/01/2046	991,610	1,060,375
3.50% due 03/01/2046	2,922,148	3,109,413
3.50% due 07/01/2046	5,207,073	5,580,182
3.50% due 01/01/2047	3,049,507	3,235,811
3.50% due 09/01/2047	10,191,751	10,864,387
3.50% due 12/01/2047	13,232,390	14,050,470
3.50% due 04/01/2048	7,309,203	7,797,552
3.50% due 08/01/2049	600,595	630,424
3.50% due 04/01/2050	9,311,214	9,787,582
4.00% due 11/01/2025	37,721	39,855
4.00% due 03/01/2039	1,889,958	2,027,524
4.00% due 07/01/2040	96,292	106,116
4.00% due 09/01/2040	45,665	50,211
4.00% due 10/01/2040	95,917	104,620
4.00% due 12/01/2040	1,216,554	1,338,203
4.00% due 10/01/2041	669,695	734,363
4.00% due 11/01/2041	523,953	575,392
4.00% due 01/01/2043	2,290,714	2,517,992
4.00% due 02/01/2045	3,127,605	3,426,345
4.00% due 02/01/2046	909,252	987,753
4.00% due 06/01/2046	515,058	559,101
4.00% due 01/01/2047	1,701,906	1,836,712
4.00% due 05/01/2047	1,343,266	1,444,804
4.00% due 06/01/2047	2,420,202	2,614,567

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 07/01/2047	$6,690,332	$7,189,454
4.00% due 08/01/2047	4,361,851	4,681,325
4.00% due 06/01/2048	4,926,880	5,321,344
4.00% due 09/01/2048	3,220,416	3,443,475
4.00% due 12/01/2048	1,106,869	1,179,787
4.00% due 01/01/2049	4,323,913	4,607,401
4.00% due 03/01/2049	1,484,657	1,581,552
4.00% due 03/01/2050	4,256,593	4,530,094
4.00% due 08/01/2050	11,920,169	12,677,030
4.50% due 11/01/2022	186	194
4.50% due 10/01/2024	151,062	157,748
4.50% due 03/01/2025	137,048	143,401
4.50% due 02/01/2040	656,592	733,223
4.50% due 05/01/2040	134,052	147,232
4.50% due 08/01/2045	7,300,740	8,131,882
4.50% due 06/01/2048	4,082,429	4,405,246
4.50% due 10/01/2048	2,794,764	3,010,151
4.50% due 11/01/2048	3,349,644	3,599,292
4.50% due 12/01/2048	4,879,262	5,249,253
4.50% due 10/01/2049	3,428,338	3,689,879
5.00% due 06/01/2022	1,089	1,126
5.00% due 01/01/2023	2,461	2,543
5.00% due 04/01/2023	3,670	3,795
5.00% due 10/01/2024	38,406	39,764
5.00% due 09/01/2033	262,743	297,417
5.00% due 10/01/2033	1,215	1,378
5.00% due 03/01/2034	21,442	24,352
5.00% due 03/01/2037	2,665	2,920
5.00% due 04/01/2040	264,182	290,083
5.00% due 05/01/2040	335,034	378,837
5.00% due 06/01/2040	1,114,219	1,260,548
5.00% due 07/01/2040	113,857	126,970
5.00% due 02/01/2045	1,111,528	1,264,027
5.50% due 12/01/2029	93,607	103,998
5.50% due 04/01/2033	26,073	29,805
5.50% due 12/01/2033	43,852	50,298
5.50% due 07/01/2037	134,268	155,472
5.50% due 08/01/2037	1,226,273	1,416,439
5.50% due 06/01/2038	102,766	119,141
5.50% due 09/01/2039	251,950	292,096
6.00% due 02/01/2032	2,435	2,709
6.00% due 08/01/2034	12,543	14,637
6.00% due 11/01/2035	14,428	16,068
6.00% due 06/01/2036	28,119	32,957
6.00% due 12/01/2036	205,536	240,912
6.00% due 07/01/2038	246,288	288,690
6.00% due 09/01/2038	151,946	178,098
6.00% due 11/01/2038	127,606	149,577
6.00% due 06/01/2040	41,685	48,791
6.50% due 10/01/2037	9,015	10,216
6.50% due 11/01/2037	20,169	22,586
Federal National Mtg. Assoc. FRS 1.67% (6 ML+1.54%) due 09/01/2035	798,498	828,884
1.85% (12 ML+1.57%) due 05/01/2037	113,527	118,764
1.94% (12 ML+1.65%) due 07/01/2039	541,003	563,060
2.07% (12 ML+1.82%) due 10/01/2040	118,491	124,451
2.08% (12 ML+1.83%) due 10/01/2040	312,268	328,023
2.09% (12 ML+1.77%) due 05/01/2040	658,067	690,285

55

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.18% (12 ML+1.91%) due 08/01/2035	$454,294	$478,294
2.28% (1 Yr USTYCR+2.22%) due 10/01/2035	519,739	544,719
2.35% (1 Yr USTYCR+2.27%) due 11/01/2036	255,065	270,776
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,253,774	3,391,138
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,870,636	5,063,694
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	4,714,056	4,884,546

		584,759,659

Government National Mtg. Assoc. — 4.9%
2.00% due 11/20/2050	14,147,081	14,343,140
2.50% due 05/20/2050	7,513,580	7,731,687
2.50% due 07/20/2051	29,418,803	30,272,781
2.50% due 09/20/2051	31,245,433	32,152,436
3.00% due 02/20/2045	2,101,339	2,207,346
3.00% due 05/20/2045	602,916	633,411
3.00% due 07/20/2045	147,107	153,833
3.00% due 11/20/2045	1,550,967	1,621,761
3.00% due 12/20/2045	1,051,253	1,099,241
3.00% due 01/20/2046	5,259,718	5,499,537
3.00% due 03/20/2046	2,697,957	2,820,980
3.00% due 04/20/2046	4,378,040	4,574,697
3.00% due 05/20/2046	6,642,200	6,944,138
3.00% due 09/20/2047	4,778,636	5,002,130
3.00% due 05/20/2050	9,225,875	9,580,136
3.50% due 03/20/2045	533,336	566,037
3.50% due 04/20/2045	209,846	222,892
3.50% due 07/20/2045	256,065	272,894
3.50% due 07/20/2046	288,043	304,514
3.50% due 03/20/2047	1,462,702	1,543,023
3.50% due 10/20/2047	1,468,565	1,555,355
4.00% due 03/20/2044	306,770	333,712
4.00% due 07/20/2045	888,127	964,231
4.00% due 05/20/2048	2,283,271	2,429,132
4.00% due 03/20/2049	1,734,716	1,840,053
4.50% due 05/15/2039	363,555	419,303
4.50% due 10/20/2045	1,742,564	1,917,048
4.50% due 04/20/2047	2,449,067	2,651,297
5.00% due 01/15/2040	324,931	374,643
5.50% due 12/15/2039	423,078	481,824
6.00% due 10/15/2039	123,385	137,145
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,900,000	1,927,265

		142,577,622

Uniform Mtg. Backed Securities — 6.4%
1.50% due December 15 TBA	26,000,000	26,134,063
1.50% due December 30 TBA	17,000,000	16,439,531
2.00% due December 15 TBA	21,000,000	21,537,305
2.00% due December 30 TBA	61,800,000	61,853,109
2.50% due December 30 TBA	47,000,000	48,178,672
3.00% due December 30 TBA	11,000,000	11,421,523

		185,564,203

Total U.S. Government Agencies
(cost $1,163,519,861)		1,168,960,199

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 9.8%
United States Treasury Bonds — 4.5%
1.75% due 08/15/2041	$20,744,000	$20,371,256
1.88% due 02/15/2051	5,500,000	5,597,324
2.00% due 08/15/2051	995,000	1,043,040
2.38% due 11/15/2049	26,081,000	29,479,680
2.38% due 05/15/2051	25,172,000	28,578,086
2.75% due 11/15/2042	406,000	469,279
2.75% due 08/15/2047	1,246,000	1,485,466
2.88% due 11/15/2046	384,000	465,030
3.00% due 05/15/2045	570,000	695,400
3.00% due 11/15/2045	1,729,000	2,119,646
3.00% due 05/15/2047	8,292,000	10,304,429
3.13% due 11/15/2041	2,303,000	2,805,612
3.13% due 02/15/2042	392,000	478,439
3.38% due 11/15/2048	13,798,000	18,514,113
3.75% due 08/15/2041	35,000	46,297
3.88% due 08/15/2040	301,000	402,411
4.25% due 05/15/2039	256,000	356,040
4.38% due 11/15/2039	105,000	148,399
4.38% due 05/15/2040	3,057,000	4,339,029
4.38% due 05/15/2041	433,000	618,175
4.63% due 02/15/2040	65,000	94,631
4.75% due 02/15/2037	564,000	813,262
5.00% due 05/15/2037	153,000	226,237
5.25% due 11/15/2028	354,000	446,635

		129,897,916

United States Treasury Notes — 5.3%
0.13% due 04/30/2023	5,000,000	4,983,203
0.13% due 12/15/2023	1,100,000	1,090,504
0.25% due 09/30/2023#	33,000,000	32,869,805
0.25% due 05/15/2024	4,100,000	4,056,437
0.38% due 09/15/2024#	33,000,000	32,644,219
0.50% due 02/28/2026	1,000,000	975,703
0.75% due 04/30/2026	10,100,000	9,946,133
1.13% due 10/31/2026	2,308,000	2,305,836
1.13% due 02/29/2028	1,000,000	990,469
1.13% due 02/15/2031	5,400,000	5,271,750
1.25% due 08/15/2031	5,835,000	5,741,093
1.38% due 10/15/2022	10,000,000	10,100,781
1.38% due 01/31/2025	1,500,000	1,523,789
1.38% due 10/31/2028	1,974,000	1,976,159
1.50% due 11/30/2024	1,500,000	1,530,059
1.50% due 02/15/2030#	8,520,000	8,601,539
1.63% due 02/15/2026	4,839,000	4,948,445
1.63% due 11/30/2026	1,600,000	1,638,437
1.63% due 08/15/2029	10,100,000	10,299,633
1.75% due 11/15/2029#	6,700,000	6,898,644
2.00% due 02/15/2025	1,729,000	1,789,785
2.00% due 11/15/2026	384,000	400,080
2.25% due 04/30/2024	167,000	173,302
2.25% due 11/15/2024	3,596,000	3,747,004
2.25% due 08/15/2027#	576,000	607,995
2.38% due 05/15/2029	500,000	535,547
2.63% due 02/15/2029	171,000	185,822

		155,832,173

Total U.S. Government Treasuries
(cost $274,915,564)		285,730,089

COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(5)(6) (cost $88,083)	66,782	33,391

56

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

PREFERRED SECURITIES — 0.0%
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†# (cost $115,290)	7,467	$27,404

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks - Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,326,087

Building & Construction - Misc. — 0.0%
China Minmetals Corp. 3.75% due 11/13/2022(9)	600,000	609,044

Cellular Telecom — 0.0%
Vodafone Group PLC 5.13% due 06/04/2081	686,000	694,575

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(9)	2,513,000	2,644,932
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(9)	1,096,000	1,269,990
Societe Generale SA 7.88% due 12/18/2023*#(9)	1,554,000	1,694,171

		5,609,093

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	1,374,000	1,394,610

Electric - Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	1,142,000	1,122,986
CMS Energy Corp. 4.75% due 06/01/2050	1,373,000	1,508,584
Dominion Resources, Inc. 5.75% due 10/01/2054	938,000	1,004,701

		3,636,271

Food - Dairy Products — 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(9)	360,000	375,300
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	885,000	1,013,325

		1,388,625

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	1,528,000	1,595,236
Prudential Financial, Inc. 5.70% due 09/15/2048	1,133,000	1,287,921
Voya Financial, Inc. 4.70% due 01/23/2048	1,166,000	1,209,916

		4,093,073

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	3,509,000	3,272,142

Metal - Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(9)	400,000	409,001

Oil Companies - Integrated — 0.1%
BP Capital Markets PLC 4.88% due 03/22/2030(9)	2,460,000	2,647,575

Security Description	Principal Amount/ Shares	Value (Note 2)

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(9)	$1,017,000	$803,430
Enterprise Products Operating LLC 5.25% due 08/16/2077	897,000	922,303

		1,725,733

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	3,010,000	3,053,284

Transport - Equipment & Leasing — 0.1%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,529,000	1,638,125

Total Preferred Securities/Capital Securities
(cost $30,411,166)		31,497,238

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(5)	395	4,750
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	186,000	1,023
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)	267,418	1,926

Total Escrows And Litigation Trusts
(cost $267,418)		7,699

Total Long-Term Investment Securities
(cost $2,820,016,279)		2,854,866,621

SHORT-TERM INVESTMENT SECURITIES — 11.0%
Registered Investment Companies — 11.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(10)	262,663,036	262,663,036
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(10)(12)	58,534,094	58,534,094

Total Short-Term Investment Securities
(cost $321,197,130)		321,197,130

TOTAL INVESTMENTS
(cost $3,141,213,409)(11)	108.8%	3,176,063,751
Liabilities in excess of other assets	(8.8)	(257,941,360)

NET ASSETS	100.0%	$2,918,122,391

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $500,034,633 representing 17.1% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation

57

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Par/Share	% of Net Assets

Convertible Bonds & Notes

Hi-Crush, Inc. 10.00% due 04/09/2026	10/8/2020	$792,850	$692,677	$2,128,009	$268.40	0.07%

Common Stocks

Hi-Crush, Inc.	1/29/2021	66,782	88,083	33,391	0.50	0.00

				$2,161,400		0.07%

(7)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2021.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of November 30, 2021.
(11)	See Note 5 for cost of investments on a tax basis.
(12)

At November 30, 2021, the Fund had loaned securities with a total value of $106,847,190. This was secured by collateral of $58,534,094, which was received in cash and subsequently invested in short-term investments currently valued at $58,534,094 as reported in the Portfolio of Investments. Additional collateral of $50,558,914 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 4.59%	07/01/2022 to 11/01/2046	$92,867
Federal National Mtg. Assoc.	1.18% to 9.00%	12/01/2021 to 09/01/2057	548,916
United States Treasury Bills	0.00%	01/13/2022 to 04/21/2022	7,976,197
United States Treasury Notes/Bonds	0.07% to 7.13%	12/15/2021 to 05/15/2051	41,940,934

(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2021.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$71,152,740	$—	$71,152,740
U.S. Convertible Bonds & Notes	—	—	2,128,009	2,128,009
U.S. Corporate Bonds & Notes	—	844,121,193	—	844,121,193
Foreign Corporate Bonds & Notes	—	326,377,430	—	326,377,430
Foreign Government Obligations	—	124,831,229	—	124,831,229
U.S. Government Agencies	—	1,168,960,199	—	1,168,960,199
U.S. Government Treasuries	—	285,730,089	—	285,730,089
Common Stocks	—	—	33,391	33,391
Preferred Securities	27,404	—	—	27,404
Preferred Securities/Capital Securities	—	31,497,238	—	31,497,238
Escrows and Litigation Trusts	—	1,023	6,676	7,699
Short-Term Investment Securities	321,197,130	—	—	321,197,130

Total Investments at Value	$321,224,534	$2,852,671,141	$2,168,076	$3,176,063,751

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

58

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.0%
Medical — Drugs	6.0
Registered Investment Companies	4.1
Medical — HMO	4.0
Electric — Integrated	3.9
Banks — Super Regional	3.4
Insurance — Multi-line	3.3
Aerospace/Defense	3.2
Applications Software	3.2
Pipelines	2.7
Networking Products	2.3
Investment Management/Advisor Services	2.2
Finance — Credit Card	2.2
Cosmetics & Toiletries	2.0
Cable/Satellite TV	2.0
Computers	1.9
Computer Services	1.8
Oil Companies — Exploration & Production	1.7
Pharmacy Services	1.7
Insurance — Property/Casualty	1.6
Electronic Components — Semiconductors	1.5
Enterprise Software/Service	1.5
Chemicals — Diversified	1.5
Oil Companies — Integrated	1.5
Diversified Manufacturing Operations	1.4
Auto — Cars/Light Trucks	1.4
Transport — Rail	1.3
Medical Products	1.3
Telephone — Integrated	1.3
Medical Instruments	1.3
Retail — Building Products	1.3
Beverages — Non-alcoholic	1.2
Insurance — Life/Health	1.1
Retail — Apparel/Shoe	1.0
Data Processing/Management	0.9
Retail — Discount	0.9
Real Estate Investment Trusts	0.9
Industrial Gases	0.9
Insurance Brokers	0.9
Tobacco	0.9
Broadcast Services/Program	0.8
Brewery	0.8
Cellular Telecom	0.8
Finance — Investment Banker/Broker	0.8
Food — Misc./Diversified	0.8
Drug Delivery Systems	0.8
Transport — Services	0.8
Private Equity	0.7
Building Products — Cement	0.7
Machinery — Construction & Mining	0.7
Food — Confectionery	0.7
Non-Hazardous Waste Disposal	0.6
Electric — Distribution	0.6
Chemicals — Specialty	0.6
Banks — Commercial	0.5
Multimedia	0.5
Containers — Paper/Plastic	0.4
Agricultural Biotech	0.4
Medical — Wholesale Drug Distribution	0.4
Auto/Truck Parts & Equipment — Original	0.4
Oil Refining & Marketing	0.4
Home Decoration Products	0.4
Audio/Video Products	0.3
Gas — Distribution	0.3
Entertainment Software	0.3
Semiconductor Components — Integrated Circuits	0.3
Soap & Cleaning Preparation	0.2
Food — Dairy Products	0.2

Machinery — General Industrial	0.2
Shipbuilding	0.2

99.8%

*	Calculated as a percentage of net assets

59

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.7%
Aerospace/Defense — 3.2%
BAE Systems PLC	2,388,372	$17,338,615
Lockheed Martin Corp.	10,539	3,512,859
Northrop Grumman Corp.	16,750	5,842,400
Raytheon Technologies Corp.	256,925	20,790,371

		47,484,245

Agricultural Biotech — 0.4%
Corteva, Inc.	121,788	5,480,460

Applications Software — 3.2%
CDK Global, Inc.	231,201	8,933,606
Microsoft Corp.	114,125	37,728,584

		46,662,190

Audio/Video Products — 0.3%
Panasonic Corp.	473,600	5,172,960

Auto - Cars/Light Trucks — 1.4%
General Motors Co.†	349,956	20,251,954

Auto/Truck Parts & Equipment - Original — 0.4%
Lear Corp.	31,478	5,281,694

Banks - Commercial — 0.5%
First Citizens BancShares, Inc., Class A	9,825	7,899,104

Banks - Super Regional — 3.4%
PNC Financial Services Group, Inc.	40,230	7,925,310
US Bancorp	113,630	6,288,284
Wells Fargo & Co.	761,218	36,370,996

		50,584,590

Beverages - Non-alcoholic — 1.2%
Coca-Cola Co.	341,800	17,927,410

Brewery — 0.8%
Constellation Brands, Inc., Class A	53,629	12,084,223

Broadcast Services/Program — 0.8%
Fox Corp., Class A	335,866	11,993,775
Fox Corp., Class B	2,797	93,979

		12,087,754

Building Products - Cement — 0.7%
Vulcan Materials Co.	51,860	9,938,450

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	572,692	28,623,146

Cellular Telecom — 0.8%
Rogers Communications, Inc., Class B	269,582	12,062,552

Chemicals - Diversified — 1.5%
DuPont de Nemours, Inc.	36,606	2,707,380
PPG Industries, Inc.	123,136	18,983,877

		21,691,257

Chemicals - Specialty — 0.6%
Ecolab, Inc.	40,900	9,058,123

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A	212,238	16,550,319
Leidos Holdings, Inc.	111,016	9,759,417

		26,309,736

Computers — 1.9%
Apple, Inc.	168,340	27,826,602

Containers - Paper/Plastic — 0.4%
Sealed Air Corp.	102,208	6,349,161

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	81,560	$11,791,945
Unilever PLC ADR	354,999	18,051,699

		29,843,644

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	130,927	13,681,871

Diversified Banking Institutions — 7.0%
Bank of America Corp.	836,315	37,190,928
Citigroup, Inc.	464,440	29,584,828
JPMorgan Chase & Co.	139,346	22,132,325
Morgan Stanley	146,205	13,863,158

		102,771,239

Diversified Manufacturing Operations — 1.4%
General Electric Co.	148,727	14,127,578
Siemens AG	40,232	6,442,301

		20,569,879

Drug Delivery Systems — 0.8%
Becton Dickinson & Co.	47,989	11,380,111

Electric - Distribution — 0.6%
Sempra Energy	75,570	9,058,576

Electric - Integrated — 3.9%
Ameren Corp.	65,785	5,367,398
American Electric Power Co., Inc.	50,593	4,100,563
CenterPoint Energy, Inc.	269,376	6,979,532
Edison International	225,790	14,739,571
Exelon Corp.	62,850	3,314,080
NextEra Energy, Inc.	87,050	7,554,199
Public Service Enterprise Group, Inc.	232,867	14,551,859

		56,607,202

Electronic Components - Semiconductors — 1.5%
Broadcom, Inc.	15,060	8,338,421
Samsung Electronics Co., Ltd. GDR	4,079	6,102,337
Texas Instruments, Inc.	40,680	7,825,612

		22,266,370

Enterprise Software/Service — 1.5%
Open Text Corp.	14,990	710,676
Oracle Corp.	95,690	8,682,911
SS&C Technologies Holdings, Inc.	165,004	12,594,755

		21,988,342

Entertainment Software — 0.3%
Activision Blizzard, Inc.	82,160	4,814,576

Finance - Credit Card — 2.2%
Capital One Financial Corp.	47,356	6,654,939
Mastercard, Inc., Class A	25,910	8,159,577
Visa, Inc., Class A	90,323	17,501,888

		32,316,404

Finance - Investment Banker/Broker — 0.8%
Charles Schwab Corp.	151,357	11,713,518

Food - Confectionery — 0.7%
Mondelez International, Inc., Class A	164,900	9,719,206

Food - Dairy Products — 0.2%
Danone SA	44,337	2,614,334

Food - Misc./Diversified — 0.8%
Nestle SA ADR	89,190	11,460,915

Gas - Distribution — 0.3%
NiSource, Inc.	210,334	5,155,286

60

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Home Decoration Products — 0.4%
Newell Brands, Inc.	241,256	$5,179,766

Industrial Gases — 0.9%
Linde PLC	40,150	12,773,321

Insurance Brokers — 0.9%
Arthur J. Gallagher & Co.	42,773	6,967,722
Willis Towers Watson PLC	25,678	5,799,119

		12,766,841

Insurance - Life/Health — 1.1%
Equitable Holdings, Inc.	245,907	7,736,234
Prudential Financial, Inc.	87,307	8,928,014

		16,664,248

Insurance - Multi-line — 3.3%
Allstate Corp.	36,096	3,924,357
Chubb, Ltd.	50,290	9,025,546
Hartford Financial Services Group, Inc.	132,550	8,761,555
MetLife, Inc.	463,894	27,212,022

		48,923,480

Insurance - Property/Casualty — 1.6%
Fidelity National Financial, Inc.	218,538	10,688,694
Progressive Corp.	43,340	4,028,020
Travelers Cos., Inc.	59,470	8,739,116

		23,455,830

Investment Management/Advisor Services — 2.2%
Apollo Global Management, Inc.#	298,727	21,143,897
Raymond James Financial, Inc.	119,542	11,749,783

		32,893,680

Machinery - Construction & Mining — 0.7%
Komatsu, Ltd.	428,700	9,770,139

Machinery - General Industrial — 0.2%
Otis Worldwide Corp.	30,970	2,489,988

Medical Instruments — 1.3%
Alcon, Inc.	51,359	4,045,231
Medtronic PLC	137,434	14,664,208

		18,709,439

Medical Products — 1.3%
Koninklijke Philips NV	212,554	7,497,233
Zimmer Biomet Holdings, Inc.	101,338	12,120,025

		19,617,258

Medical - Drugs — 6.0%
AstraZeneca PLC	161,433	17,711,354
Bayer AG	243,871	12,313,812
Johnson & Johnson	63,480	9,898,436
Merck & Co., Inc.	153,049	11,464,901
Pfizer, Inc.	180,540	9,700,414
Sanofi	186,056	17,695,831
Zoetis, Inc.	38,180	8,477,487

		87,262,235

Medical - HMO — 4.0%
Anthem, Inc.	62,070	25,214,696
Humana, Inc.	31,603	13,264,095
UnitedHealth Group, Inc.	45,222	20,088,517

		58,567,308

Medical - Wholesale Drug Distribution — 0.4%
McKesson Corp.	25,131	5,447,396

Security Description	Shares	Value (Note 2)

Multimedia — 0.5%
Walt Disney Co.†	52,870	$7,660,863

Networking Products — 2.3%
Cisco Systems, Inc.	611,804	33,551,331

Non-Hazardous Waste Disposal — 0.6%
Waste Management, Inc.	57,140	9,180,684

Oil Companies - Exploration & Production — 1.7%
ConocoPhillips	205,430	14,406,806
EQT Corp.†	159,695	3,102,874
Pioneer Natural Resources Co.	45,540	8,120,693

		25,630,373

Oil Companies - Integrated — 1.5%
BP PLC	3,914,612	16,949,444
Equinor ASA	181,223	4,541,291

		21,490,735

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	85,348	5,193,426

Pharmacy Services — 1.7%
Cigna Corp.	61,831	11,865,369
CVS Health Corp.	139,979	12,466,530

		24,331,899

Pipelines — 2.7%
Enbridge, Inc.	284,140	10,666,616
Enterprise Products Partners LP	768,750	16,443,562
Williams Cos., Inc.	455,690	12,207,935

		39,318,113

Private Equity — 0.7%
Blackstone, Inc., Class A	76,170	10,774,246

Real Estate Investment Trusts — 0.9%
American Tower Corp.	33,920	8,903,322
Boston Properties, Inc.#	36,630	3,950,179

		12,853,501

Retail - Apparel/Shoe — 1.0%
Ross Stores, Inc.	133,843	14,600,933

Retail - Building Products — 1.3%
Home Depot, Inc.	36,450	14,602,235
Lowe’s Cos., Inc.	16,341	3,996,845

		18,599,080

Retail - Discount — 0.9%
Dollar General Corp.	60,170	13,315,621

Semiconductor Components - Integrated Circuits — 0.3%
Analog Devices, Inc.	24,266	4,373,947

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	12,860	2,282,779

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	36,718	2,976,879

Telephone - Integrated — 1.3%
Verizon Communications, Inc.	375,520	18,877,390

Tobacco — 0.9%
Altria Group, Inc.	121,650	5,187,156
British American Tobacco PLC	222,133	7,456,767

		12,643,923

Transport - Rail — 1.3%
Union Pacific Corp.	83,809	19,748,753

61

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.8%
United Parcel Service, Inc., Class B	56,400	$11,188,068

Total Long-Term Investment Securities
(cost $1,314,292,084)		1,401,850,557

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04%(1)	52,687,002	52,697,539
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	7,270,160	7,270,160

Total Short-Term Investment Securities
(cost $59,967,699)		59,967,699

TOTAL INVESTMENTS
(cost $1,374,259,783)(2)	99.8%	1,461,818,256
Other assets less liabilities	0.2	3,472,584

NET ASSETS	100.0%	$1,465,290,840

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2021, the Fund had loaned securities with a total value of $24,658,778. This was secured by collateral of $26,280,639 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$2,331,405
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	7,885,549
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	4,659,909
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	1,166,741
United States Treasury Notes/Bonds	0.13% to 3.88%	01/15/2022 to 05/15/2051	10,237,035

(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,263,222,029	$138,628,528	**	$—	$1,401,850,557
Short-Term Investment Securities	59,967,699	—		—	59,967,699

Total Investments at Value	$1,323,189,728	$138,628,528		$—	$1,461,818,256

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

62

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.0%
Domestic Fixed Income Investment Companies	19.7
United States Treasury Notes	13.8
International Equity Investment Companies	9.5
Registered Investment Companies	3.6
Options — Purchased	1.0
International Fixed Income Investment Companies	0.4

101.0%

*	Calculated as a percentage of net assets

63

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 82.6%(1)@
Domestic Equity Investment Companies — 53.0%
VALIC Co. I Blue Chip Growth Fund†	266,616	$7,387,918
VALIC Co. I Capital Appreciation Fund	257,713	6,149,026
VALIC Co. I Dividend Value Fund	592,667	7,675,035
VALIC Co. I Growth Fund	311,768	7,900,208
VALIC Co. I Large Capital Growth Fund	264,916	6,016,242
VALIC Co. I Mid Cap Index Fund	65,578	2,040,116
VALIC Co. I Mid Cap Strategic Growth Fund	88,473	2,169,370
VALIC Co. I Mid Cap Value Fund	111,317	2,428,942
VALIC Co. I Small Cap Growth Fund	40,960	896,625
VALIC Co. I Small Cap Index Fund	48,595	1,109,903
VALIC Co. I Small Cap Special Values Fund	93,158	1,288,382
VALIC Co. I Small Cap Value Fund	30,216	460,488
VALIC Co. I Stock Index Fund	266,789	15,345,697
VALIC Co. I Systematic Core Fund	414,540	11,810,241
VALIC Co. I Systematic Value Fund	1,422,857	18,995,138
VALIC Co. I U.S. Socially Responsible Fund	357,097	9,520,217

Total Domestic Equity Investment Companies
(cost $84,442,392)		101,193,548

Domestic Fixed Income Investment Companies — 19.7%
VALIC Co. I Core Bond Fund	2,168,008	24,845,373
VALIC Co. I Government Securities Fund	782,812	8,462,205
VALIC Co. I High Yield Bond Fund	196,480	1,516,830
VALIC Co. I Inflation Protected Fund	226,779	2,837,011

Total Domestic Fixed Income Investment Companies
(cost $37,125,414)		37,661,419

International Equity Investment Companies — 9.5%
VALIC Co. I Emerging Economies Fund	116,335	1,115,650
VALIC Co. I Global Real Estate Fund	144,211	1,201,276
VALIC Co. I International Equities Index Fund	419,634	3,386,447
VALIC Co. I International Growth Fund†	242,452	4,744,780
VALIC Co. I International Opportunities Fund	26,560	596,804
VALIC Co. I International Socially Responsible Fund	94,576	2,458,965
VALIC Co. I International Value Fund	459,998	4,724,177

Total International Equity Investment Companies
(cost $15,054,836)		18,228,099

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund
(cost $719,429)	61,002	738,734

Total Affiliated Registered Investment Companies
(cost $137,342,071)		157,821,800

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 13.8%
United States Treasury Notes — 13.8%
0.63% due 05/15/2030	$2,385,500	$2,239,761
0.63% due 08/15/2030	1,051,800	985,076
0.88% due 11/15/2030	4,901,900	4,687,059
1.13% due 02/15/2031	3,751,300	3,662,207
1.25% due 08/15/2031	3,160,300	3,109,439
1.50% due 02/15/2030	2,236,000	2,257,399
1.63% due 08/15/2029#	2,574,300	2,625,183
1.63% due 05/15/2031	3,390,300	3,455,987
1.75% due 11/15/2029	2,664,100	2,743,086
2.38% due 05/15/2029	650,100	696,318

Total U.S. Government Treasuries
(cost $26,621,291)		26,461,515

OPTIONS - PURCHASED†(2) — 1.0%
Over the Counter Purchased Put Options
(cost $1,800,542)		1,976,021

Total Long-Term Investment Securities
(cost $165,763,904)		186,259,336

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 3.6%
AB Government Money Market Portfolio, Class AB 0.08%(3)
(cost $6,845,143)	6,845,143	6,845,143

TOTAL INVESTMENTS
(cost $172,609,047)(4)	101.0%	193,104,479
Liabilities in excess of other assets	(1.0)	(1,963,753)

NET ASSETS	100.0%	$191,140,726

@

The Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	April 2021	3,550	6,000	$27,402,000	$450,250	$321,216	$(129,034)
S&P 500 Index	Goldman Sachs International	May 2021	3,900	3,500	15,984,500	326,914	383,043	56,129
S&P 500 Index	JP Morgan Chase Bank, N.A.	May 2021	3,900	2,000	9,134,000	193,228	218,882	25,654
S&P 500 Index	UBS AG	April 2021	3,550	2,000	9,134,000	135,700	107,072	(28,628)
S&P 500 Index	UBS AG	May 2021	3,900	5,500	25,118,500	434,500	601,924	167,424
S&P 500 Index	UBS AG	June 2021	3,825	3,000	13,701,000	259,950	343,884	83,934

				22,000	$100,474,000	$1,800,542	$1,976,021	$175,479

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of November 30, 2021
(4)	See Note 5 for cost of investments on a tax basis.

64

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
20	Short	S&P 500 E-Mini Index	December 2021	$4,574,421	$4,566,250	$8,171

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$157,821,800	$—	$—	$157,821,800
U.S. Government Treasuries	—	26,461,515	—	26,461,515
Options - Purchased	—	1,976,021	—	1,976,021
Short-Term Investment Securities	6,845,143	—	—	6,845,143

Total Investments at Value	$164,666,943	$28,437,536	$—	$193,104,479

Other Financial Instruments:†

Futures Contracts	$8,171	$—	$—	$8,171

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

65

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Semiconductor Components — Integrated Circuits	11.1%
Banks — Commercial	10.9
Electronic Components — Semiconductors	8.5
Internet Content — Information/News	6.6
Oil Companies — Integrated	6.1
E-Commerce/Products	3.6
Diversified Financial Services	3.6
Steel — Producers	2.2
Finance — Mortgage Loan/Banker	1.8
Oil Companies — Exploration & Production	1.8
Retail — Apparel/Shoe	1.5
Communications Software	1.5
Gas — Distribution	1.4
Auto — Cars/Light Trucks	1.4
Retail — Automobile	1.4
Real Estate Operations & Development	1.4
E-Commerce/Services	1.3
Brewery	1.3
Finance — Investment Banker/Broker	1.2
Energy — Alternate Sources	1.2
Retail — Hypermarkets	1.2
Building Products — Doors & Windows	1.2
Metal — Diversified	1.1
Petrochemicals	1.1
Investment Management/Advisor Services	1.1
Finance — Leasing Companies	1.1
Insurance — Property/Casualty	1.1
Computers	0.9
Insurance — Life/Health	0.9
Real Estate Management/Services	0.9
Metal — Iron	0.8
Aerospace/Defense — Equipment	0.8
Finance — Consumer Loans	0.8
Computer Services	0.8
Cellular Telecom	0.8
Electronic Components — Misc.	0.7
Non-Ferrous Metals	0.7
Diamonds/Precious Stones	0.7
Batteries/Battery Systems	0.7
Banks — Money Center	0.6
Building Products — Cement	0.6
Diversified Manufacturing Operations	0.6
Food — Retail	0.5
Wire & Cable Products	0.5
Diversified Operations	0.5
Circuit Boards	0.5
Banks — Special Purpose	0.5
Diversified Minerals	0.4
Computers — Periphery Equipment	0.4
Oil Refining & Marketing	0.4
Retail — Misc./Diversified	0.4
Beverages — Non-alcoholic	0.4
Agricultural Chemicals	0.3
Airport Development/Maintenance	0.3
Transport — Marine	0.3
Home Furnishings	0.3
Internet Brokers	0.3
Metal — Aluminum	0.3
Insurance Brokers	0.3
Food — Dairy Products	0.3
Audio/Video Products	0.3
Chemicals — Plastics	0.3
Chemicals — Other	0.3
Building & Construction — Misc.	0.3
Retail — Convenience Store	0.3
Building & Construction Products — Misc.	0.3
Retail — Major Department Stores	0.3
Coal	0.2
Medical Products	0.2

Transport — Services	0.2
Investment Companies	0.2
Machinery — General Industrial	0.2
Dental Supplies & Equipment	0.2
Agricultural Operations	0.2
Registered Investment Companies	0.2

99.6%

Country Allocation*

Cayman Islands	18.2%
South Korea	17.2
Taiwan	15.8
China	13.8
Russia	8.7
India	7.9
Brazil	3.8
Mexico	3.7
South Africa	3.4
Thailand	1.5
Hong Kong	1.5
Bermuda	1.0
United States	1.0
Chile	0.6
Poland	0.6
Malaysia	0.5
Vietnam	0.4

99.6%

*	Calculated as a percentage of net assets

66

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Bermuda — 1.0%
Brilliance China Automotive Holdings, Ltd.†(1)	4,556,000	$2,129,012
China Resources Gas Group, Ltd.	458,000	2,360,148
Kunlun Energy Co., Ltd.	2,748,000	2,586,602

		7,075,762

Brazil — 3.8%
Banco do Brasil SA	1,124,834	6,370,628
Petroleo Brasileiro SA (Preference Shares)	1,851,568	9,692,832
Porto Seguro SA	555,353	2,198,948
Sao Martinho SA	360,007	2,248,343
SLC Agricola SA	216,542	1,478,318
Vale SA ADR	490,839	6,071,678

		28,060,747

Cayman Islands — 18.2%
Alibaba Group Holding, Ltd.†	1,624,144	26,043,229
Bosideng International Holdings, Ltd.#	4,806,000	3,352,575
Chailease Holding Co., Ltd.	924,400	8,107,574
China Hongqiao Group, Ltd.	3,352,500	3,220,398
China Lesso Group Holdings, Ltd.	1,297,000	1,870,224
China Medical System Holdings, Ltd.	1,107,000	1,812,514
China Meidong Auto Holdings, Ltd.	528,000	2,559,426
China Yongda Automobiles Services Holdings, Ltd.	1,530,500	2,313,759
Country Garden Services Holdings Co., Ltd.	1,112,000	6,626,115
Haitian International Holdings, Ltd.	601,000	1,665,136
Li Ning Co., Ltd.	481,000	5,419,375
Longfor Group Holdings, Ltd.*	929,000	4,371,485
Meituan, Class B†*	269,400	8,222,262
Parade Technologies, Ltd.	36,000	2,716,327
Silicon Motion Technology Corp. ADR	32,509	2,244,096
SITC International Holdings Co., Ltd.	626,000	2,501,727
Tencent Holdings, Ltd.	682,700	40,219,592
Xinyi Glass Holdings, Ltd.	1,082,000	2,639,092
Xtep International Holdings, Ltd.#	1,663,500	2,238,166
Zhongsheng Group Holdings, Ltd.	667,500	5,491,168

		133,634,240

Chile — 0.6%
Banco Santander Chile ADR	133,084	2,356,918
Falabella SA	596,382	1,845,279

		4,202,197

China — 13.8%
Anhui Conch Cement Co., Ltd.	976,500	4,409,401
BOE Technology Group Co., Ltd., Class A	4,068,600	3,075,931
China Construction Bank Corp.	16,705,000	10,835,585
China Vanke Co., Ltd.	1,766,400	4,022,730
Chongqing Brewery Co., Ltd., Class A†	220,594	4,971,930
Contemporary Amperex Technology Co., Ltd. Class A	44,950	4,789,351
East Money Information Co., Ltd., Class A	453,749	2,460,769
ENN Natural Gas Co., Ltd., Class A	958,435	2,925,028
GF Securities Co., Ltd.	4,657,600	8,119,832
Gigadevice Semiconductor Beijing, Inc., Class A	88,483	2,086,409
Haitong Securities Co., Ltd.	2,594,400	2,179,189
Industrial Bank Co., Ltd., Class A	2,416,930	6,799,102
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	358,000	2,181,416
LONGi Green Energy Technology Co., Ltd., Class A	468,280	6,416,548
PICC Property & Casualty Co., Ltd.	6,516,000	5,573,444
Ping An Bank Co., Ltd., Class A	2,929,599	7,990,012
Postal Savings Bank of China Co., Ltd.*	6,904,000	4,651,414
Seazen Holdings Co., Ltd., Class A	349,953	1,704,193
TBEA Co., Ltd., Class A	1,105,300	3,948,067
Wanhua Chemical Group Co., Ltd.†	136,343	2,042,937
Xiamen C & D, Inc., Class A	1,378,098	1,743,000
Xilinmen Furniture Co., Ltd. Class A	561,300	2,468,159

Security Description	Shares	Value (Note 2)

China (continued)
Zhuzhou Kibing Group Co., Ltd., Class A	2,313,073	$5,805,343

		101,199,790

Hong Kong — 1.5%
China Resources Beer Holdings Co., Ltd.	516,000	4,207,357
Lenovo Group, Ltd.	6,740,000	6,842,723

		11,050,080

India — 7.9%
Bharat Electronics, Ltd.	2,140,258	5,758,989
GAIL India, Ltd.	3,112,632	5,377,429
HDFC Bank, Ltd. ADR	66,556	4,357,421
Hindalco Industries, Ltd.	408,905	2,224,133
Hindustan Petroleum Corp., Ltd.	719,168	2,811,925
Housing Development Finance Corp., Ltd.	368,941	13,152,359
Mindtree, Ltd.	98,951	5,628,649
Oil & Natural Gas Corp., Ltd.	2,628,411	4,950,567
Tech Mahindra, Ltd.	518,864	10,657,715
UPL, Ltd.	284,367	2,582,692

		57,501,879

Malaysia — 0.5%
Public Bank Bhd	4,163,000	3,897,676

Mexico — 3.7%
Arca Continental SAB de CV	442,669	2,699,264
Grupo Aeroportuario del Sureste SAB de CV, Class B	136,849	2,514,563
Grupo Financiero Banorte SAB de CV, Class O	970,378	5,780,860
Grupo Mexico SAB de CV, Class B	1,268,350	5,282,795
Orbia Advance Corp SAB de CV	890,102	2,076,801
Wal-Mart de Mexico SAB de CV	2,688,212	8,449,830

		26,804,113

Poland — 0.6%
Bank Polska Kasa Opieki SA	71,444	2,060,535
Powszechny Zaklad Ubezpieczen SA	242,082	2,114,323

		4,174,858

Russia — 8.7%
Alrosa PJSC†	2,815,974	4,854,917
Gazprom PJSC ADR#	1,324,202	11,851,608
Lukoil PJSC ADR	116,189	10,245,546
Magnitogorsk Iron & Steel Works PJSC†	4,998,278	4,011,278
MMC Norilsk Nickel PJSC ADR#	289,829	8,373,160
Rosneft PJSC†	1,041,591	7,963,062
Sberbank of Russia PJSC ADR#	710,195	12,009,397
Severstal PAO GDR	215,764	4,531,044

		63,840,012

South Africa — 3.4%
Capitec Bank Holdings, Ltd.	49,266	5,637,647
Exxaro Resources, Ltd.	194,670	1,857,976
FirstRand, Ltd.	2,070,121	7,257,563
Mr. Price Group, Ltd.	218,254	2,709,481
MTN Group, Ltd.†	336,952	3,398,354
Shoprite Holdings, Ltd.	325,311	4,020,297

		24,881,318

South Korea — 17.2%
AfreecaTV Co., Ltd.	20,911	3,569,286
BGF retail Co., Ltd.	15,550	1,917,726
GS Engineering & Construction Corp.	62,444	1,941,532
Hana Financial Group, Inc.	237,728	7,934,375
Industrial Bank of Korea	434,834	3,760,129
Kia Corp.	128,181	8,445,455
KIWOOM Securities Co., Ltd.	36,018	2,978,686

67

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
LG Chem, Ltd.	13,994	$8,183,254
Osstem Implant Co., Ltd.	17,630	1,649,751
POSCO	32,943	7,269,442
S-Oil Corp.	45,295	3,037,058
Samsung Electro-Mechanics Co., Ltd.	37,975	5,363,867
Samsung Electronics Co., Ltd.	533,493	32,202,561
Samsung Securities Co. Ltd.	95,063	3,527,703
Shinhan Financial Group Co., Ltd.	255,029	7,462,196
SK Hynix, Inc.	195,250	18,878,240
SK Square Co., Ltd.†	30,396	1,739,985
SK Telecom Co., Ltd.	47,018	2,158,971
SKC Co., Ltd.	25,809	4,249,289

		126,269,506

Taiwan — 15.8%
ASE Technology Holding Co., Ltd.	1,278,000	4,645,595
Cathay Financial Holding Co., Ltd.	3,169,000	6,773,462
ChipMOS Technologies, Inc.	1,109,000	1,813,499
Fubon Financial Holding Co., Ltd.	3,820,300	9,993,520
Lite-On Technology Corp.	974,000	2,111,064
Micro-Star International Co., Ltd.	659,000	3,833,869
Nanya Technology Corp.	1,309,000	3,485,073
Novatek Microelectronics Corp.	252,000	4,150,526
Realtek Semiconductor Corp.	232,000	4,556,834
Taiwan Semiconductor Manufacturing Co., Ltd.	2,516,000	53,527,791
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,604	6,631,158
United Microelectronics Corp.	2,694,000	6,065,885
Yuanta Financial Holding Co., Ltd.	9,555,520	8,100,186

		115,688,462

Thailand — 1.5%
PTT Exploration & Production PCL	2,198,300	7,404,319
Siam Cement PCL	344,200	3,850,832

		11,255,151

United States — 0.8%
MercadoLibre, Inc.†	4,879	5,798,252

Vietnam — 0.4%
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,998,997	2,955,312

Total Long-Term Investment Securities
(cost $697,690,014)		728,289,355

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(3) (cost $1,201,797)	1,201,797	$1,201,797

TOTAL INVESTMENTS
(cost $698,891,811)(4)	99.6%	729,491,152
Other assets less liabilities	0.4	3,221,472

NET ASSETS	100.0%	$732,712,624

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $17,245,161 representing 2.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $12,344,180. This was secured by collateral of $1,201,797, which was received in cash and subsequently invested in short-term investments currently valued at $1,201,797 as reported in the Portfolio of Investments. Additional collateral of $11,926,962 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 11/15/2050	$11,926,962

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$—	$4,946,750	**	$2,129,012	$7,075,762
Russia	47,010,755	16,829,257		—	63,840,012
Other Countries	91,093,122	566,280,459	**	—	657,373,581
Short-Term Investment Securities	1,201,797	—		—	1,201,797

Total Investments at Value	$139,305,674	$588,056,466		$2,129,012	$729,491,152

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

68

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	77.8%
Real Estate Operations & Development	11.3
Real Estate Management/Services	6.3
Registered Investment Companies	1.7
Telecom Services	1.1
Hotels/Motels	0.8
Building — Heavy Construction	0.6
Building — Residential/Commercial	0.5
Private Equity	0.2

100.3%

Country Allocation*

United States	51.9%
Japan	11.3
United Kingdom	7.4
Australia	4.6
Germany	4.6
Canada	3.9
Hong Kong	2.8
Cayman Islands	2.4
Singapore	2.3
France	2.2
Sweden	1.8
Spain	1.3
Bermuda	1.2
Switzerland	1.1
Belgium	0.9
Netherlands	0.4
Ireland	0.2

100.3%

*	Calculated as a percentage of net assets

69

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Australia — 4.6%
BGP Holdings PLC†(1)	479,213	$0
Goodman Group	504,478	8,775,096
Ingenia Communities Group	1,809,792	7,823,620
NEXTDC, Ltd.†	459,028	3,888,767
Scentre Group	2,428,829	5,294,971

		25,782,454

Belgium — 0.9%
Warehouses De Pauw CVA	108,287	5,019,153

Bermuda — 1.2%
Hongkong Land Holdings, Ltd.	653,100	3,525,403
Shangri-La Asia, Ltd.†	3,904,000	3,076,214

		6,601,617

Canada — 3.9%
Allied Properties Real Estate Investment Trust	128,144	4,137,884
Canadian Apartment Properties REIT	158,782	7,067,474
Chartwell Retirement Residences	301,416	2,602,543
Granite Real Estate Investment Trust	51,966	4,008,556
Summit Industrial Income REIT	234,018	4,125,473

		21,941,930

Cayman Islands — 2.4%
CIFI Holdings Group Co., Ltd.	3,066,000	1,657,014
CK Asset Holdings, Ltd.	1,208,000	6,909,053
ESR Cayman, Ltd.†*	776,200	2,560,850
GDS Holdings, Ltd. ADR†	42,243	2,367,298

		13,494,215

France — 2.2%
Gecina SA	57,078	7,729,642
Klepierre SA	224,632	4,760,840

		12,490,482

Germany — 4.3%
Instone Real Estate Group AG*	91,352	1,917,518
Vonovia SE	407,314	22,641,449

		24,558,967

Hong Kong — 2.8%
Link REIT	991,100	8,550,393
Sun Hung Kai Properties, Ltd.	331,004	4,024,003
Swire Properties, Ltd.	1,373,400	3,240,726

		15,815,122

Ireland — 0.2%
Dalata Hotel Group PLC†	322,798	1,241,637

Japan — 11.3%
Comforia Residential REIT, Inc.†	540	1,524,105
GLP J-REIT	4,166	6,648,550
Hulic REIT, Inc.	2,597	3,829,879
Japan Metropolitan Fund Investment Corp.	5,035	4,348,670
Keihanshin Building Co., Ltd.	260,000	3,158,552
Kenedix Realty Investment Corp.	627	3,821,947
Kenedix Retail REIT Corp.	923	2,286,870
Mitsubishi Estate Co., Ltd.	613,000	8,456,927
Mitsui Fudosan Co., Ltd.	433,600	8,929,101
Mitsui Fudosan Logistics Park, Inc.	282	1,454,773
Nippon Prologis REIT, Inc.#	655	2,142,236
Open House Co., Ltd.	53,100	2,976,274
Sankei Real Estate, Inc.	2,932	3,213,113
Sumitomo Realty & Development Co., Ltd.	139,300	4,341,815
United Urban Investment Corp.#	5,454	6,964,198

		64,097,010

Security Description	Shares	Value (Note 2)

Netherlands — 0.4%
CTP BV*#	102,273	$2,136,873

Singapore — 2.3%
Ascendas India Trust	2,522,600	2,571,375
Ascendas Real Estate Investment Trust	2,042,300	4,363,717
Capitaland Investment, Ltd.†	391,720	960,298
Keppel DC REIT	1,808,100	3,114,703
Lendlease Global Commercial REIT	3,535,700	2,276,410

		13,286,503

Spain — 1.3%
Cellnex Telecom SA*	62,279	3,674,325
Merlin Properties Socimi SA	334,943	3,742,616

		7,416,941

Sweden — 1.8%
Castellum AB	356,536	10,054,662

Switzerland — 1.1%
PSP Swiss Property AG	51,496	6,054,249

United Kingdom — 7.4%
Big Yellow Group PLC	299,156	6,462,618
Capital & Counties Properties PLC	1,088,713	2,325,138
Derwent London PLC	103,839	4,676,074
Life Science REIT PLC†	1,042,548	1,383,764
LondonMetric Property PLC	1,493,001	5,375,376
Segro PLC	592,621	11,067,597
Tritax EuroBox PLC*	2,484,055	3,552,821
UNITE Group PLC	485,426	6,843,959

		41,687,347

United States — 50.2%
Agree Realty Corp.	34,691	2,343,724
Alexandria Real Estate Equities, Inc.	40,788	8,160,455
American Homes 4 Rent, Class A	87,636	3,513,327
American Tower Corp.	80,597	21,155,101
Americold Realty Trust	48,825	1,593,648
Apple Hospitality REIT, Inc.	105,089	1,578,437
AvalonBay Communities, Inc.	53,888	12,872,227
Brixmor Property Group, Inc.	249,252	5,667,990
Camden Property Trust	38,942	6,433,608
Crown Castle International Corp.	51,563	9,366,419
CubeSmart	38,212	2,060,391
CyrusOne, Inc.	10,651	948,152
Duke Realty Corp.	213,951	12,479,762
Equinix, Inc.	27,435	22,282,707
Equity LifeStyle Properties, Inc.	835	67,886
Equity Residential	39,211	3,345,090
Essential Properties Realty Trust, Inc.	112,633	3,044,470
Gaming and Leisure Properties, Inc.	36,869	1,663,529
Invitation Homes, Inc.	321,842	13,015,290
JBG SMITH Properties	68,506	1,903,782
Life Storage, Inc.	42,904	5,669,335
Mid-America Apartment Communities, Inc.	45,473	9,378,806
NETSTREIT Corp.	38,674	825,303
Outfront Media, Inc.	145,877	3,645,466
PotlatchDeltic Corp.	33,589	1,818,508
Prologis, Inc.	174,585	26,318,689
Regency Centers Corp.	36,425	2,525,710
Rexford Industrial Realty, Inc.	159,523	11,179,372
RLJ Lodging Trust	162,622	2,047,411
Ryman Hospitality Properties, Inc.†	53,311	4,126,271
SBA Communications Corp.	24,531	8,433,758
Simon Property Group, Inc.	49,037	7,494,815
SITE Centers Corp.	156,024	2,349,721
Sun Communities, Inc.	15,051	2,838,318

70

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Sunstone Hotel Investors, Inc.†	173,109	$1,881,695
UDR, Inc.	257,788	14,624,313
Urban Edge Properties	222,188	3,828,299
Ventas, Inc.	231,631	10,868,127
VICI Properties, Inc.#	336,634	9,156,445
Welltower, Inc.	161,823	12,884,347
Weyerhaeuser Co.	222,531	8,369,391
Xenia Hotels & Resorts, Inc.†	7,455	116,820

		283,876,915

Total Common Stocks
(cost $509,948,137)		555,556,077

RIGHTS†— 0.3%
China — 0.0%
CIFI Holdings Group Co., Ltd Expires 12/20/2021	153,300	4,215

Germany — 0.3%
Vonovia SE Expires 12/07/2021	407,314	1,436,618

Total Rights
(cost $0)		1,440,833

Total Long-Term Investment Securities
(cost $509,948,137)		556,996,910

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	4,647,081	4,647,081
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	4,812,401	4,812,401

Total Short-Term Investment Securities
(cost $9,459,482)		9,459,482

TOTAL INVESTMENTS —
(cost $519,407,619)(4)	100.3%	566,456,392
Liabilities in excess of other assets	(0.3)	(1,452,213)

NET ASSETS	100.0%	$565,004,179

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $13,842,387 representing 2.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2021.
(3)

At November 30, 2021, the Fund had loaned securities with a total value of $17,142,340. This was secured by collateral of $4,812,401, which was received in cash and subsequently invested in short-term investments currently valued at $4,812,401 as reported in the Portfolio of Investments. Additional collateral of $13,299,117 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/30/2021 to 06/16/2022	$209,556
United States Treasury Notes/Bonds	0.07% to 6.88%	12/31/2021 to 08/15/2051	13,089,561

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$25,782,454	$0	$25,782,454
Other Countries	309,569,906	220,203,717	—	529,773,623
Rights	1,436,618	4,215	—	1,440,833
Short-Term Investment Securities	9,459,482	—	—	9,459,482

Total Investments at Value	$320,466,006	$245,990,386	$0	$566,456,392

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

71

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Sovereign	18.9%
Medical — Drugs	7.0
Foreign Government Obligations	4.2
U.S. Government Agencies	3.9
U.S. Government Treasuries	3.8
Semiconductor Equipment	2.8
Medical — Biomedical/Gene	2.5
Computer Services	2.4
Electronic Components — Semiconductors	2.3
Retail — Building Products	1.9
Telephone — Integrated	1.9
Tobacco	1.8
Semiconductor Components — Integrated Circuits	1.8
Applications Software	1.8
Cosmetics & Toiletries	1.7
Central Bank	1.6
Retail — Discount	1.6
Computers	1.2
Commercial Services — Finance	1.2
Real Estate Investment Trusts	1.1
Banks — Commercial	1.1
Enterprise Software/Service	1.0
Repurchase Agreements	1.0
Metal — Diversified	1.0
Food — Misc./Diversified	0.9
Electronic Forms	0.9
Transport — Services	0.9
Beverages — Non-alcoholic	0.8
Web Portals/ISP	0.8
Food — Retail	0.8
Networking Products	0.8
Diversified Manufacturing Operations	0.7
Diversified Minerals	0.7
Internet Content — Entertainment	0.7
United States Treasury Notes	0.7
Distribution/Wholesale	0.6
Finance — Credit Card	0.6
Diversified Banking Institutions	0.6
Building — Residential/Commercial	0.6
Electric — Integrated	0.6
Cellular Telecom	0.5
Electronic Components — Misc.	0.5
Aerospace/Defense	0.5
Registered Investment Companies	0.5
Metal — Iron	0.5
Entertainment Software	0.5
Commercial Services	0.5
Gold Mining	0.5
Medical Products	0.4
Transport — Rail	0.4
Telecom Services	0.4
Data Processing/Management	0.4
Steel — Producers	0.4
Consumer Products — Misc.	0.3
Chemicals — Diversified	0.3
Auto — Cars/Light Trucks	0.3
Investment Management/Advisor Services	0.3
Insurance — Property/Casualty	0.3
Apparel Manufacturers	0.3
Computers — Memory Devices	0.3
Insurance — Life/Health	0.3
Transport — Truck	0.3
Retail — Apparel/Shoe	0.3
Diversified Financial Services	0.3
Auto — Heavy Duty Trucks	0.2
Industrial Gases	0.2
Diagnostic Kits	0.2
Real Estate Operations & Development	0.2
E-Commerce/Products	0.2

Toys	0.2
Soap & Cleaning Preparation	0.2
Computer Aided Design	0.2
Retail — Auto Parts	0.2
Computer Data Security	0.2
Food — Confectionery	0.2
Private Equity	0.2
Electronic Connectors	0.2
Machinery — Electrical	0.2
Beverages — Wine/Spirits	0.2
Food — Meat Products	0.2
Import/Export	0.2
Instruments — Controls	0.2
Multimedia	0.2
Industrial Automated/Robotic	0.2
Machinery — General Industrial	0.2
Paper & Related Products	0.2
Real Estate Management/Services	0.2
Precious Metals	0.2
Building Products — Cement	0.2
Diversified Operations	0.2
Retail — Drug Store	0.1
Building & Construction Products — Misc.	0.1
Medical — Hospitals	0.1
Auto/Truck Parts & Equipment — Original	0.1
Pipelines	0.1
Oil Companies — Integrated	0.1
Retail — Consumer Electronics	0.1
Retail — Gardening Products	0.1
Coal	0.1
Rubber — Tires	0.1
Retail — Convenience Store	0.1
Food — Dairy Products	0.1
Machinery — Construction & Mining	0.1
Human Resources	0.1
Chemicals — Specialty	0.1
Containers — Paper/Plastic	0.1
Medical Information Systems	0.1
Broadcast Services/Program	0.1
Retail — Jewelry	0.1
Respiratory Products	0.1
Retail — Hypermarkets	0.1
Bicycle Manufacturing	0.1
Retail — Restaurants	0.1
Advertising Agencies	0.1
Gambling (Non-Hotel)	0.1
Computers — Periphery Equipment	0.1
Non-Ferrous Metals	0.1
Internet Infrastructure Software	0.1
MRI/Medical Diagnostic Imaging	0.1
Coatings/Paint	0.1
Cable/Satellite TV	0.1
Computers — Integrated Systems	0.1
Brewery	0.1
Instruments — Scientific	0.1
Tools — Hand Held	0.1
Communications Software	0.1
Platinum	0.1
Gas — Transportation	0.1
Rubber/Plastic Products	0.1
Non-Hazardous Waste Disposal	0.1

99.7%

72

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Country Allocation*

United States	46.5%
South Korea	8.0
Japan	7.5
Indonesia	3.8
United Kingdom	3.7
India	3.3
Brazil	3.0
Switzerland	2.9
Australia	2.0
Norway	2.0
Canada	2.0
Mexico	1.7
Netherlands	1.5
China	1.4
Taiwan	1.3
Denmark	1.2
Colombia	1.1
Ireland	1.0
Spain	0.9
Singapore	0.7
Ghana	0.6
Cayman Islands	0.6
France	0.4
Russia	0.4
Sweden	0.3
Hong Kong	0.3
Finland	0.2
South Africa	0.2
Italy	0.2
Jersey	0.2
Germany	0.1
New Zealand	0.1
Malaysia	0.1
United Arab Emirates	0.1
Israel	0.1
Bermuda	0.1
Turkey	0.1
Thailand	0.1

99.7%

*	Calculated as a percentage of net assets

73

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 65.1%
Australia — 2.0%
AGL Energy, Ltd.#	8,637	$32,925
Aurizon Holdings, Ltd.	24,940	59,485
BHP Group, Ltd.#	41,243	1,158,956
Brambles, Ltd.	18,977	134,373
Coles Group, Ltd.	16,042	204,443
CSL, Ltd.	5,667	1,224,947
Endeavour Group, Ltd.	14,791	71,440
Evolution Mining, Ltd.#	21,172	60,067
Fortescue Metals Group, Ltd.	37,957	441,764
Magellan Financial Group, Ltd.#	1,701	39,566
Medibank Private, Ltd.	38,525	93,876
Newcrest Mining, Ltd.	8,500	140,952
REA Group, Ltd.	733	83,481
Rio Tinto, Ltd.	6,568	426,100
Sonic Healthcare, Ltd.	5,364	161,202
Telstra Corp., Ltd.	55,769	160,270
Washington H. Soul Pattinson & Co., Ltd.#	899	19,462
Wesfarmers, Ltd.	16,345	656,887
Woolworths Group, Ltd.	14,791	427,153

		5,597,349

Austria — 0.0%
OMV AG	1,226	64,930

Belgium — 0.0%
Etablissements Franz Colruyt NV#	774	36,299
Proximus SADP#	2,222	40,367

		76,666

Bermuda — 0.1%
Brilliance China Automotive Holdings, Ltd.†(1)	36,000	16,823
CK Infrastructure Holdings, Ltd.	4,000	23,092
Hopson Development Holdings, Ltd.#	6,830	16,641
Invesco, Ltd.	4,442	99,190
Nine Dragons Paper Holdings, Ltd.	22,000	24,617
Shenzhen International Holdings, Ltd.	10,500	11,410

		191,773

Brazil — 0.4%
AMBEV SA	49,200	140,550
BB Seguridade Participacoes SA	11,600	43,083
Bradespar SA (Preference Shares)	1,833	16,221
Cia Energetica de Minas Gerais (Preference Shares)	6,700	15,660
Cia Paranaense de Energia, Class B (Preference Shares)	12,000	13,106
CPFL Energia SA	1,300	6,105
Engie Brasil Energia SA	2,500	17,134
Telefonica Brasil SA	6,800	60,829
TIM SA	9,700	23,810
Vale SA	52,200	649,500
Vibra Energia SA	4,500	17,418

		1,003,416

Canada — 2.0%
Algonquin Power & Utilities Corp.#	5,600	75,795
Alimentation Couche-Tard, Inc., Class B	7,200	263,775
B2Gold Corp.	14,500	57,435
Bank of Nova Scotia	6,900	430,923
BCE, Inc.	1,300	65,425
Canadian Apartment Properties REIT	900	40,059
Canadian National Railway Co.#	8,100	1,026,315
CCL Industries, Inc., Class B	800	39,259
CGI, Inc.†	2,400	200,499
Constellation Software, Inc.	300	510,476
Dollarama, Inc.	2,900	125,267
Empire Co., Ltd., Class A	1,900	54,481
Fairfax Financial Holdings, Ltd.	200	88,763

Security Description	Shares	Value (Note 2)

Canada (continued)
Franco-Nevada Corp.	2,200	$301,692
Hydro One, Ltd.*	3,700	90,454
IGM Financial, Inc.	900	32,528
Keyera Corp.#	2,300	50,521
Kirkland Lake Gold, Ltd.	3,900	154,205
Magna International, Inc.	3,800	284,825
Metro, Inc.	2,900	138,388
Power Corp. of Canada	6,545	211,139
Quebecor, Inc., Class B	2,100	46,736
RioCan Real Estate Investment Trust	2,300	38,260
Rogers Communications, Inc., Class B	4,000	178,982
Saputo, Inc.#	2,600	57,558
Shaw Communications, Inc., Class B	5,200	150,613
TC Energy Corp.	5,500	257,983
TELUS Corp. (Non Voting Shares)	5,000	114,300
West Fraser Timber Co., Ltd.	700	57,558
Wheaton Precious Metals Corp.	4,900	204,907

		5,349,121

Cayman Islands — 0.6%
360 DigiTech, Inc.†	300	6,984
Agile Group Holdings, Ltd.	2,000	1,305
China Conch Venture Holdings, Ltd.	21,500	104,908
China Feihe, Ltd.*	28,000	37,111
China Hongqiao Group, Ltd.	23,500	22,574
China Lesso Group Holdings, Ltd.	12,000	17,304
China Medical System Holdings, Ltd.	22,000	36,021
China Overseas Property Holdings, Ltd.	10,000	9,324
China Resources Cement Holdings, Ltd.	40,000	29,084
CK Asset Holdings, Ltd.	27,500	157,284
CK Hutchison Holdings, Ltd.	24,500	153,478
Country Garden Services Holdings Co., Ltd.	17,000	101,299
Dali Foods Group Co., Ltd.*	29,000	15,247
Haitian International Holdings, Ltd.	6,000	16,624
Hello Group, Inc. ADR	900	10,413
Hengan International Group Co., Ltd.	4,000	19,313
Kingboard Holdings, Ltd.	9,500	47,550
Kingboard Laminates Holdings, Ltd.	13,000	23,039
Lee & Man Paper Manufacturing, Ltd.	18,000	12,419
NetEase, Inc. ADR	3,610	388,905
Perennial Energy Holdings, Ltd.	25,000	5,242
Seazen Group, Ltd.	24,000	16,875
Smoore International Holdings, Ltd.#*	8,000	47,807
Uni-President China Holdings, Ltd.	8,000	7,848
Vipshop Holdings, Ltd. ADR†	3,619	35,358
Want Want China Holdings, Ltd.	47,000	39,719
WH Group, Ltd.*	84,000	52,345
Wharf Real Estate Investment Co., Ltd.	14,000	70,755
Xinyi Glass Holdings, Ltd.	20,000	48,782
Yadea Group Holdings, Ltd.*	12,000	21,513
Yihai International Holding, Ltd.#	5,000	26,863
Zhen Ding Technology Holding, Ltd.	7,000	24,539

		1,607,832

Chile — 0.0%
Colbun SA	97,842	6,407
Enel Americas SA	302,579	38,992
Enel Chile SA	321,345	13,982

		59,381

China — 1.4%
A-Living Smart City Services Co., Ltd.#*	4,500	10,607
Agricultural Bank of China, Ltd.	381,000	125,567
Agricultural Bank of China, Ltd., Class A	54,500	24,881
Anhui Conch Cement Co., Ltd.	20,000	90,310

74

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
China (continued)
Anhui Conch Cement Co., Ltd., Class A	3,600	$20,422
Anhui Kouzi Distillery Co., Ltd., Class A	100	1,039
Apeloa Pharmaceutical Co., Ltd., Class A	500	3,275
Bank of Beijing Co., Ltd., Class A	15,800	10,843
Bank of Chengdu Co., Ltd., Class A	1,800	3,152
Bank of China, Ltd.	1,197,000	414,706
Bank of China, Ltd., Class A	26,600	12,729
Bank of Communications Co., Ltd.	127,000	73,939
Bank of Communications Co., Ltd., Class A	31,000	22,191
Bank of Hangzhou Co., Ltd., Class A	3,600	7,726
Bank of Jiangsu Co., Ltd., Class A Class A	5,200	4,783
Bank of Nanjing Co., Ltd., Class A	6,300	8,930
Bank of Shanghai Co., Ltd., Class A Class A	4,800	5,382
Baoshan Iron & Steel Co., Ltd., Class A	13,700	13,864
By-health Co., Ltd., Class A	700	2,589
C&S Paper Co., Ltd., Class A	500	1,307
Chaozhou Three-Circle Group Co., Ltd., Class A	1,000	6,561
China Cinda Asset Management Co., Ltd.	121,000	19,297
China CITIC Bank Corp., Ltd.	131,000	55,948
China Communications Services Corp., Ltd.	12,000	5,713
China Construction Bank Corp.	1,204,000	780,966
China Construction Bank Corp., Class A	5,900	5,319
China Everbright Bank Co., Ltd.	44,000	15,054
China Everbright Bank Co., Ltd., Class A	28,700	15,034
China Minsheng Banking Corp., Ltd.#	83,000	31,658
China Minsheng Banking Corp., Ltd., Class A	27,600	16,838
China National Building Material Co., Ltd.	44,000	47,056
China Pacific Insurance Group Co., Ltd.	26,800	77,671
China Pacific Insurance Group Co., Ltd., Class A	3,809	16,139
China Petroleum & Chemical Corp.	156,000	68,183
China Petroleum & Chemical Corp., Class A†	19,100	12,038
China Railway Group, Ltd.	41,000	19,506
China Shenhua Energy Co., Ltd.	54,000	111,432
China Shenhua Energy Co., Ltd., Class A	5,200	15,955
China South Publishing & Media Group Co., Ltd., Class A	1,400	2,018
China Yangtze Power Co., Ltd., Class A	14,300	43,708
Chongqing Brewery Co., Ltd., Class A†	300	6,762
Chongqing Rural Commercial Bank Co., Ltd.	33,000	11,192
Chongqing Rural Commercial Bank Co., Ltd. Class A	3,100	1,854
Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	884	2,943
Daqin Railway Co., Ltd., Class A	13,100	12,497
Dongfeng Motor Group Co., Ltd.	40,000	37,138
Financial Street Holdings Co., Ltd.	1,100	948
Focus Media Information Technology Co., Ltd., Class A	9,600	10,652
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,558	44,952
Fujian Sunner Development Co., Ltd., Class A	1,100	3,782
Greenland Holdings Corp., Ltd., Class A	5,255	3,376
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	300	1,117
Guangzhou R&F Properties Co., Ltd.#	16,800	8,959
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	400	4,361
Guangzhou Wondfo Biotech Co., Ltd., Class A	220	1,335
Hangzhou Robam Appliances Co., Ltd., Class A	500	2,465
Heilongjiang Agriculture Co., Ltd., Class A	1,100	2,462
Henan Shuanghui Investment & Development Co., Ltd., Class A	2,300	10,263
Hithink RoyalFlush Information Network Co., Ltd., Class A	300	5,498
Huaxia Bank Co., Ltd., Class A	7,300	6,458
Huaxin Cement Co., Ltd., Class A	1,300	3,629
Hunan Valin Steel Co., Ltd., Class A	4,900	3,866
Industrial & Commercial Bank of China, Ltd.	748,000	395,199
Industrial & Commercial Bank of China, Ltd., Class A	38,400	27,568

Security Description	Shares	Value (Note 2)

China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	6,000	$4,969
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,600	21,936
Intco Medical Technology Co., Ltd., Class A	300	3,068
Jafron Biomedical Co., Ltd., Class A	600	4,814
Jason Furniture Hangzhou Co., Ltd., Class A	200	2,090
Jiangsu Expressway Co., Ltd.	16,000	15,508
Jiangsu Hengli Hydraulic Co., Ltd., Class A	700	8,651
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	800	21,825
Jiangsu Zhongtian Technology Co., Ltd., Class A	1,800	5,227
Jiangxi Zhengbang Technology Co., Ltd., Class A	2,100	3,192
Juewei Food Co., Ltd., Class A	400	4,063
Kingfa Sci & Tech Co., Ltd., Class A	900	1,916
Kunlun Tech Co., Ltd., Class A	800	2,646
Kweichow Moutai Co., Ltd., Class A	900	272,756
Luzhou Laojiao Co., Ltd., Class A	1,000	36,111
Maxscend Microelectronics Co., Ltd., Class A	100	5,859
Muyuan Foods Co., Ltd., Class A	3,858	31,683
NanJi E-Commerce Co., Ltd., Class A	1,700	1,748
New China Life Insurance Co., Ltd.	5,300	14,171
New Hope Liuhe Co., Ltd., Class A†	2,900	6,534
Ningxia Baofeng Energy Group Co., Ltd., Class A	2,300	5,840
Offcn Education Technology Co., Ltd., Class A†	1,300	1,940
Ovctek China, Inc., Class A	540	4,816
People’s Insurance Co. Group of China, Ltd.	81,000	23,582
Perfect World Co., Ltd., Class A	1,200	3,518
PetroChina Co., Ltd.	136,000	58,730
PICC Property & Casualty Co., Ltd.	64,000	54,742
Postal Savings Bank of China Co., Ltd.*	97,000	65,352
RiseSun Real Estate Development Co., Ltd., Class A	3,200	2,077
Seazen Holdings Co., Ltd., Class A	1,500	7,305
Shaanxi Coal Industry Co., Ltd., Class A	7,400	13,685
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	800	2,352
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	1,520	6,992
Shandong Sun Paper Industry JSC, Ltd., Class A	1,600	2,875
Shanghai Pharmaceuticals Holding Co., Ltd.	6,700	12,218
Shanghai Pudong Development Bank Co., Ltd., Class A	18,800	25,084
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	2,000	3,368
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	34,061
Shenzhen Goodix Technology Co., Ltd., Class A	300	5,161
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	800	45,205
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A†	800	3,546
Sichuan Chuantou Energy Co., Ltd., Class A	2,500	4,476
Sichuan Swellfun Co., Ltd., Class A	300	6,140
Suofeiya Home Collection Co., Ltd., Class A	300	793
Tangshan Jidong Cement Co., Ltd., Class A	800	1,479
Toly Bread Co., Ltd., Class A	600	2,902
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	1,100	1,905
Tongkun Group Co., Ltd., Class A	1,300	4,010
Topchoice Medical Corp., Class A†	200	6,201
Weifu High-Technology Group Co., Ltd., Class A	700	2,305
Weihai Guangwei Composites Co., Ltd., Class A	300	3,969
Wens Foodstuffs Group Co., Ltd., Class A	6,400	16,013
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	2,000	7,397
Wuliangye Yibin Co., Ltd., Class A	2,500	85,508
Xiamen C & D, Inc., Class A	1,900	2,403
Yanzhou Coal Mining Co., Ltd.#	18,000	28,165
Yanzhou Coal Mining Co., Ltd., Class A	1,500	5,348
Yealink Network Technology Corp., Ltd., Class A	600	7,279
Yintai Gold Co., Ltd., Class A	1,000	1,411
Yunda Holding Co., Ltd., Class A	1,790	5,554
Zhejiang Expressway Co., Ltd.	16,000	15,121
Zhejiang Longsheng Group Co., Ltd., Class A	1,800	3,542

75

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
China (continued)
Zhejiang NHU Co., Ltd., Class A	1,700	$7,730
Zhejiang Semir Garment Co., Ltd., Class A	1,600	1,814
Zhejiang Supor Co., Ltd., Class A	400	3,856
Zhejiang Weixing New Building Materials Co., Ltd., Class A	1,200	3,490
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	300	2,628
Zhengzhou Yutong Bus Co., Ltd., Class A†	1,100	1,907
Zhuzhou Kibing Group Co., Ltd., Class A	900	2,259

		3,920,433

Czech Republic — 0.0%
CEZ AS	956	31,236

Denmark — 1.2%
AP Moller — Maersk A/S, Series B	34	102,837
Coloplast A/S, Class B	1,985	325,668
Genmab A/S†	381	148,014
Novo Nordisk A/S, Class B	22,074	2,363,671
Novozymes A/S, Class B	2,156	163,835
Pandora A/S	1,601	198,576

		3,302,601

Egypt — 0.0%
Eastern Co. SAE	19,090	13,563
Fawry for Banking & Payment Technology Services SAE†	2,979	2,456

		16,019

Finland — 0.2%
Elisa Oyj	1,844	110,685
Kone Oyj, Class B	3,543	233,155
Orion Oyj, Class B	1,575	64,703
UPM-Kymmene Oyj	5,068	183,974

		592,517

France — 0.4%
BioMerieux	382	54,176
Hermes International	379	710,684
Ipsen SA	372	36,342
Klepierre SA	1,993	42,240
Orange SA	12,600	135,899
Sartorius Stedim Biotech	267	157,359

		1,136,700

Germany — 0.1%
Fuchs Petrolub SE (Preference Shares)	741	33,284
HelloFresh SE†	1,460	148,098
Porsche Automobil Holding SE (Preference Shares)	1,977	166,234

		347,616

Greece — 0.0%
Hellenic Telecommunications Organization SA	2,636	45,539
JUMBO SA	1,183	16,571

		62,110

Hong Kong — 0.3%
Beijing Enterprises Holdings, Ltd.	4,500	15,143
China Merchants Port Holdings Co., Ltd.	14,000	21,531
China Resources Power Holdings Co., Ltd.	18,000	46,400
China Taiping Insurance Holdings Co., Ltd.	17,200	23,851
CLP Holdings, Ltd.	10,000	97,801
Guangdong Investment, Ltd.	32,000	42,428
Henderson Land Development Co., Ltd.	10,000	40,705
Power Assets Holdings, Ltd.	19,000	114,275
Shenzhen Investment, Ltd.	26,000	5,848
Sino Land Co., Ltd.	42,000	50,079
Sinotruk Hong Kong, Ltd.#	7,500	11,061
Sun Hung Kai Properties, Ltd.	13,500	164,119

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Wharf Holdings, Ltd.	15,000	$52,500
Yuexiu Property Co., Ltd.	17,400	16,244

		701,985

Hungary — 0.0%
Richter Gedeon Nyrt	809	21,466

India — 1.3%
Adani Total Gas, Ltd.	1,776	37,364
Ambuja Cements, Ltd.	4,499	22,338
Asian Paints, Ltd.	3,713	154,973
Bajaj Auto, Ltd.	929	39,849
Britannia Industries, Ltd.	1,283	60,491
Coal India, Ltd.	22,718	45,846
Colgate-Palmolive India, Ltd.	1,543	29,367
Container Corp. Of India, Ltd.	2,252	18,657
Dabur India, Ltd.	6,272	49,654
GAIL India, Ltd.	20,844	36,010
HCL Technologies, Ltd.	13,111	198,893
HDFC Asset Management Co., Ltd.*	657	21,843
Hero MotoCorp, Ltd.	1,538	49,875
Hindustan Petroleum Corp., Ltd.	9,315	36,421
Hindustan Unilever, Ltd.	10,860	335,158
Indian Oil Corp., Ltd.	11,909	18,669
Indraprastha Gas, Ltd.	2,608	16,782
Indus Towers, Ltd.	6,135	23,038
Infosys, Ltd.	43,907	999,825
Ipca Laboratories, Ltd.	602	16,671
ITC, Ltd.	42,908	125,928
Larsen & Toubro Infotech, Ltd.*	452	40,545
Marico, Ltd.	6,597	47,217
Nestle India, Ltd.	444	112,579
Page Industries, Ltd.	70	36,112
Petronet LNG, Ltd.	8,630	25,074
Pidilite Industries, Ltd.	1,668	49,327
REC, Ltd.	9,660	17,509
Tata Consultancy Services, Ltd.	13,426	632,177
Tech Mahindra, Ltd.	6,681	137,231
Wipro, Ltd.	8,130	68,461

		3,503,884

Indonesia — 0.1%
Adaro Energy Tbk PT	178,800	21,213
Gudang Garam Tbk PT	5,800	12,716
Indofood CBP Sukses Makmur Tbk PT	26,400	15,575
Indofood Sukses Makmur Tbk PT	44,600	19,618
Kalbe Farma Tbk PT	210,700	23,538
Telekomunikasi Indonesia Persero Tbk PT	658,000	183,848
Unilever Indonesia Tbk PT	116,900	36,566
United Tractors Tbk PT	21,400	31,819

		344,893

Ireland — 1.0%
Accenture PLC, Class A	6,100	2,180,140
Jazz Pharmaceuticals PLC†	700	83,909
Seagate Technology Holdings PLC	3,800	390,146

		2,654,195

Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,528	170,082
ICL Group, Ltd.	7,354	63,951

		234,033

Italy — 0.2%
DiaSorin SpA	325	69,552
Moncler SpA	2,283	165,456

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	1,314	$82,564
Snam SpA	22,219	125,259
Telecom Italia SpA	61,617	32,103
Telecom Italia SpA (RSP)	66,371	32,441

		507,375

Japan — 3.9%
ABC-Mart, Inc.	100	4,690
Advantest Corp.	2,000	173,739
Astellas Pharma, Inc.	21,100	330,919
Azbil Corp.	800	35,313
Bridgestone Corp.	6,700	271,721
Brother Industries, Ltd.	2,100	36,045
Capcom Co., Ltd.	1,800	44,840
Chugai Pharmaceutical Co., Ltd.	7,700	248,216
Cosmos Pharmaceutical Corp.	100	15,491
Daito Trust Construction Co., Ltd.	1,100	119,083
Hitachi, Ltd.	9,200	541,533
Hoya Corp.	4,900	774,127
Hulic Co., Ltd.	3,700	34,875
Iida Group Holdings Co., Ltd.	1,800	37,154
ITOCHU Corp.	16,800	482,098
Japan Post Bank Co., Ltd.	4,900	40,113
Japan Post Holdings Co., Ltd.	9,000	67,649
Japan Tobacco, Inc.	17,300	346,446
Kajima Corp.	4,500	49,572
Kakaku.com, Inc.	2,000	55,862
Kao Corp.	5,400	276,760
KDDI Corp.	23,600	687,319
Koei Tecmo Holdings Co, Ltd.	650	27,242
Lasertec Corp.†	700	182,485
MEIJI Holdings Co., Ltd.	1,100	64,700
Mitsubishi Gas Chemical Co., Inc.	1,900	31,542
Mizuho Financial Group, Inc.	13,900	171,860
MonotaRO Co., Ltd.	2,800	55,693
Murata Manufacturing Co., Ltd.	4,900	359,400
Nexon Co., Ltd.	6,100	122,018
Nihon M&A Center Holdings, Inc.	2,800	81,771
Nintendo Co., Ltd.	1,400	621,794
Nippon Telegraph & Telephone Corp.	19,400	534,847
Nitori Holdings Co., Ltd.	800	127,142
Nitto Denko Corp.	1,400	97,392
Nomura Research Institute, Ltd.	3,200	137,197
Obayashi Corp.	8,000	58,891
OBIC Co., Ltd.	800	147,658
Ono Pharmaceutical Co., Ltd.	3,200	70,607
Oracle Corp. Japan	500	48,872
Pigeon Corp.	1,000	20,288
Sekisui House, Ltd.	8,000	155,677
Seven & I Holdings Co., Ltd.	4,400	176,692
SG Holdings Co., Ltd.	2,700	59,661
Shimano, Inc.	700	192,690
Shimizu Corp.	5,000	31,586
Shionogi & Co., Ltd.	3,500	244,464
SoftBank Corp.	37,700	519,741
Sumitomo Mitsui Financial Group, Inc.	11,500	375,274
Taisei Corp.	1,900	55,406
Tokyo Electron, Ltd.	2,000	1,051,069
Tosoh Corp.	3,600	51,686
Toyo Suisan Kaisha, Ltd.	800	32,398
Tsuruha Holdings, Inc.	400	45,151
USS Co., Ltd.	2,300	33,742
Welcia Holdings Co., Ltd.	900	32,116
ZOZO, Inc.	1,900	60,014

		10,752,331

Security Description	Shares	Value (Note 2)

Jersey — 0.2%
Ferguson PLC	2,328	$353,805
Polymetal International PLC#	4,758	86,873

		440,678

Malaysia — 0.1%
AMMB Holdings Bhd†	16,700	12,529
DiGi.Com Bhd	44,600	44,379
Fraser & Neave Holdings Bhd	1,500	9,126
Hartalega Holdings Bhd	24,200	37,237
Kossan Rubber Industries	18,800	9,600
MISC Bhd	8,000	12,618
Nestle Malaysia Bhd	1,000	31,708
Petronas Gas Bhd	10,500	41,841
RHB Bank Bhd	10,000	12,536
Sime Darby Bhd	17,100	8,884
Supermax Corp. Bhd	20,993	9,375
Top Glove Corp. Bhd	86,900	60,361
Westports Holdings Bhd	12,100	11,638

		301,832

Mexico — 0.2%
Arca Continental SAB de CV	2,200	13,415
Fibra Uno Administracion SA de CV	32,500	29,935
Grupo Mexico SAB de CV, Class B	30,500	127,035
Kimberly-Clark de Mexico SAB de CV, Class A	20,900	32,906
Megacable Holdings SAB de CV	3,900	10,853
Wal-Mart de Mexico SAB de CV	61,600	193,626

		407,770

Netherlands — 1.5%
Adyen NV†*	158	438,189
ASML Holding NV	2,543	1,992,690
Ferrari NV	1,362	357,551
Koninklijke Ahold Delhaize NV	13,578	455,584
Koninklijke KPN NV	28,780	84,855
LyondellBasell Industries NV, Class A	3,451	300,686
NN Group NV	3,230	160,299
Randstad NV	737	46,281
Stellantis NV	14,437	247,086

		4,083,221

New Zealand — 0.1%
a2 Milk Co., Ltd.†#	8,252	34,086
Fisher & Paykel Healthcare Corp., Ltd.	8,683	196,447
Spark New Zealand, Ltd.	28,358	88,806

		319,339

Norway — 0.1%
Orkla ASA	8,768	80,094
Telenor ASA	9,073	133,978
Yara International ASA	1,646	80,743

		294,815

Philippines — 0.0%
Globe Telecom, Inc.	410	26,668
Manila Electric Co.	2,840	16,262
Metro Pacific Investments Corp.	128,000	10,276
PLDT, Inc.	830	27,731

		80,937

Poland — 0.0%
Polski Koncern Naftowy Orlen SA	2,692	47,197
Polskie Gornictwo Naftowe I Gazownictwo SA	16,163	21,759

		68,956

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Portugal — 0.0%
Jeronimo Martins SGPS SA	2,710	$59,073

Russia — 0.4%
Alrosa PJSC	39,100	67,397
Inter RAO UES PJSC	612,800	35,467
MMC Norilsk Nickel PJSC	1,183	346,032
Mobile TeleSystems PJSC ADR	6,900	55,269
Moscow Exchange MICEX-RTS PJSC	15,950	32,810
Novolipetsk Steel PJSC	24,330	70,946
PhosAgro PJSC GDR	2,074	45,752
Polyus PJSC	535	103,173
Severstal PAO	4,543	96,724
Tatneft PJSC	22,818	145,454

		999,024

Singapore — 0.1%
Singapore Exchange, Ltd.	14,600	95,592
Singapore Technologies Engineering, Ltd.	9,500	26,549
Singapore Telecommunications, Ltd.	107,900	185,929
Venture Corp., Ltd.	3,600	48,883

		356,953

South Africa — 0.2%
African Rainbow Minerals, Ltd.	1,348	17,459
Anglo American Platinum, Ltd.	310	32,957
AngloGold Ashanti, Ltd.	4,863	103,115
Exxaro Resources, Ltd.	3,965	37,843
Gold Fields, Ltd.	5,328	61,290
Impala Platinum Holdings, Ltd.	7,646	97,257
Kumba Iron Ore, Ltd.	1,241	35,021
Mr. Price Group, Ltd.	3,256	40,421
Sibanye Stillwater, Ltd.	17,115	53,488
Thungela Resources, Ltd.†#	1,577	7,056
Tiger Brands, Ltd.	1,926	21,635
Vodacom Group, Ltd.	8,984	74,842

		582,384

South Korea — 0.9%
Coway Co, Ltd.	654	37,415
Hana Financial Group, Inc.	3,681	122,857
Industrial Bank of Korea	3,404	29,435
KB Financial Group, Inc.	4,380	194,780
Korea Zinc Co., Ltd.	92	38,282
KT&G Corp.	1,573	108,641
Kumho Petrochemical Co., Ltd.	217	28,115
LG Household & Health Care, Ltd. (Preference Shares)	25	12,515
NCSoft Corp.	173	98,833
S-1 Corp.	206	12,784
Samsung Electronics Co., Ltd.	21,320	1,286,912
Samsung Electronics Co., Ltd. (Preference Shares)	3,865	208,953
Seegene, Inc.	409	26,284
Shinhan Financial Group Co., Ltd.	5,001	146,330
Woori Financial Group, Inc.	5,732	60,563

		2,412,699

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	38,206	202,463
Banco Santander SA	164,167	508,937
CaixaBank SA	32,314	82,974
Enagas SA#	2,823	64,230
Endesa SA	4,299	96,240
Iberdrola SA	63,466	709,828
Industria de Diseno Textil SA	12,386	390,237
Red Electrica Corp. SA	5,321	112,963
Telefonica SA#	55,490	251,336

		2,419,208

Security Description	Shares	Value (Note 2)

SupraNational — 0.0%
HKT Trust & HKT, Ltd.	48,000	$65,124

Sweden — 0.3%
Boliden AB	3,523	121,523
Epiroc AB, Class A	5,893	142,628
Epiroc AB, Class B	4,069	81,870
Evolution AB*	1,719	180,161
Husqvarna AB, Class B	2,430	34,271
ICA Gruppen AB	1,029	60,911
Industrivarden AB, Class A	619	18,392
Industrivarden AB, Class C	918	27,086
Kinnevik AB, Class B†	1,828	65,147
Swedish Match AB	15,594	113,813

		845,802

Switzerland — 2.9%
EMS-Chemie Holding AG	110	104,977
Garmin, Ltd.	1,940	259,068
Geberit AG	475	362,489
Kuehne & Nagel International AG	531	152,333
Logitech International SA	2,175	172,477
Nestle SA	14,633	1,881,121
Novartis AG	20,191	1,613,986
Partners Group Holding AG	323	555,948
Roche Holding AG (BR)	106	44,005
Roche Holding AG (NES)	5,164	2,021,057
SGS SA	53	160,186
Swisscom AG	324	180,068
TE Connectivity, Ltd.	3,529	543,219

		8,050,934

Taiwan — 1.3%
Accton Technology Corp.	3,000	30,830
Acer, Inc.	16,000	15,808
Advantech Co., Ltd.	1,000	13,650
Asia Cement Corp.	21,000	31,542
Asustek Computer, Inc.	5,000	62,907
China Development Financial Holding Corp.	142,000	83,140
Chunghwa Telecom Co., Ltd.	45,000	181,255
Compal Electronics, Inc.	25,000	20,773
Eclat Textile Co., Ltd.	1,000	20,762
Far EasTone Telecommunications Co., Ltd.	18,000	39,806
Feng TAY Enterprise Co., Ltd.	4,200	30,568
Fubon Financial Holding Co., Ltd.	42,900	112,222
Globalwafers Co., Ltd.	3,000	87,109
Largan Precision Co., Ltd.	1,000	70,896
Lite-On Technology Corp.	27,000	58,520
Micro-Star International Co., Ltd.	8,000	46,542
Nien Made Enterprise Co., Ltd.	2,000	27,272
Novatek Microelectronics Corp.	8,000	131,763
Pegatron Corp.	17,000	40,530
Powertech Technology, Inc.	8,000	28,249
Quanta Computer, Inc.	15,000	46,076
Ruentex Development Co., Ltd.	11,200	25,597
Synnex Technology International Corp.	14,000	29,191
Taiwan Cement Corp.	55,050	91,006
Taiwan Mobile Co., Ltd.	19,000	66,272
Taiwan Semiconductor Manufacturing Co., Ltd.	87,914	1,870,367
United Microelectronics Corp.	99,000	222,911
Vanguard International Semiconductor Corp.	11,000	60,096
Wan Hai Lines, Ltd.	4,400	24,344
Wiwynn Corp.	1,000	37,487
WPG Holdings, Ltd.	19,000	34,330

		3,641,821

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Thailand — 0.1%
Bumrungrad Hospital PCL	5,200	$22,221
Siam Cement PCL	9,100	101,809

		124,030

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	7,125	11,237
BIM Birlesik Magazalar AS	6,169	31,276
Eregli Demir ve Celik Fabrikalari TAS	21,952	36,147
Ford Otomotiv Sanayi AS	1,147	20,524
Turkcell Iletisim Hizmetleri AS	17,312	24,077
Turkiye Is Bankasi, Class C	19,678	9,367

		132,628

United Arab Emirates — 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	20,533	23,098
Dubai Islamic Bank PJSC	20,225	28,380
Emirates Telecommunications Group Co. PJSC	22,689	197,747

		249,225

United Kingdom — 3.7%
Admiral Group PLC	3,364	131,709
Anglo American PLC	15,779	577,610
Antofagasta PLC	2,460	44,924
AstraZeneca PLC ADR	5,274	289,173
Auto Trader Group PLC*	12,199	118,493
BAE Systems PLC	28,888	209,715
Berkeley Group Holdings PLC	1,327	75,397
BHP Group PLC	29,823	816,717
British American Tobacco PLC	29,784	999,817
British Land Co. PLC	11,302	76,147
BT Group PLC†	115,012	242,314
Croda International PLC	1,306	175,346
Direct Line Insurance Group PLC	16,160	58,026
Evraz PLC	9,208	70,318
GlaxoSmithKline PLC	68,608	1,390,359
Hargreaves Lansdown PLC	5,546	98,582
Hikma Pharmaceuticals PLC	1,801	52,942
Imperial Brands PLC	16,818	344,434
Intertek Group PLC	1,986	140,748
Kingfisher PLC	23,710	99,760
Land Securities Group PLC#	8,271	79,755
M&G PLC	30,206	74,805
Mondi PLC	6,018	137,074
Persimmon PLC	4,529	164,387
RELX PLC	24,438	758,689
Rio Tinto PLC	19,551	1,203,760
Spirax-Sarco Engineering PLC	611	126,632
Unilever PLC	29,135	1,494,057

		10,051,690

United States — 36.6%
3M Co.	6,260	1,064,450
A.O. Smith Corp.	1,440	113,832
AbbVie, Inc.	15,177	1,749,605
ABIOMED, Inc.†	474	149,206
Adobe, Inc.†	3,662	2,452,991
Air Products & Chemicals, Inc.	2,392	687,556
Alphabet, Inc., Class A†	390	1,106,801
Alphabet, Inc., Class C†	387	1,102,578
Altria Group, Inc.	32,958	1,405,329
American Tower Corp.	5,218	1,369,621
Amgen, Inc.	7,008	1,393,751
Analog Devices, Inc.	2,125	383,031
Apple, Inc.	14,263	2,357,674
Applied Materials, Inc.	11,833	1,741,699

Security Description	Shares	Value (Note 2)

United States (continued)
Arista Networks, Inc.†	2,284	$283,353
AT&T, Inc.	57,504	1,312,816
Best Buy Co., Inc.	3,102	331,480
Bio-Rad Laboratories, Inc., Class A†	186	140,095
Biogen, Inc.†	2,414	569,076
BorgWarner, Inc.	2,435	105,387
Bristol-Myers Squibb Co.	24,932	1,337,103
Broadridge Financial Solutions, Inc.	1,259	212,230
C.H. Robinson Worldwide, Inc.	1,639	155,853
Cadence Design Systems, Inc.†	3,430	608,688
Campbell Soup Co.	2,137	86,185
Celanese Corp.	1,300	196,768
Cerner Corp.	2,978	209,800
Church & Dwight Co., Inc.	2,682	239,717
Cisco Systems, Inc.	33,810	1,854,140
Citrix Systems, Inc.	1,496	120,323
Clorox Co.	1,931	314,463
Cognizant Technology Solutions Corp., Class A	6,364	496,265
Colgate-Palmolive Co.	10,086	756,652
Conagra Brands, Inc.	4,195	128,157
Cooper Cos., Inc.	283	106,541
Copart, Inc.†	2,582	374,803
Cummins, Inc.	1,868	391,813
D.R. Horton, Inc.	4,015	392,266
Dell Technologies, Inc., Class C†	1,585	89,505
Dollar General Corp.	2,795	618,534
Domino’s Pizza, Inc.	358	187,642
eBay, Inc.	7,387	498,327
Electronic Arts, Inc.	3,193	396,634
Eli Lilly & Co.	9,119	2,261,877
Expeditors International of Washington, Inc.	2,110	256,618
Extra Space Storage, Inc.	1,470	294,000
F5, Inc.†	719	163,630
FactSet Research Systems, Inc.	455	213,199
Fastenal Co.	8,093	478,863
Fortinet, Inc.†	1,241	412,149
Fox Corp., Class A	3,984	142,269
Fox Corp., Class B	1,884	63,302
General Mills, Inc.	7,683	474,579
Gilead Sciences, Inc.	16,411	1,131,210
HCA Healthcare, Inc.	1,703	384,180
Hershey Co.	1,977	350,898
Hewlett Packard Enterprise Co.	11,452	164,336
Home Depot, Inc.	5,586	2,237,807
Hormel Foods Corp.#	3,761	155,705
HP, Inc.	15,528	547,828
Huntington Ingalls Industries, Inc.	238	42,247
IDEXX Laboratories, Inc.†	1,004	610,502
Illinois Tool Works, Inc.	3,677	853,616
Intel Corp.	32,722	1,609,922
International Business Machines Corp.	11,135	1,303,909
Intuit, Inc.	3,173	2,069,748
Iron Mountain, Inc.	1,921	87,290
J.M. Smucker Co.	1,205	152,396
Jack Henry & Associates, Inc.	924	140,106
JB Hunt Transport Services, Inc.	1,005	192,116
Johnson & Johnson	10,462	1,631,340
Kellogg Co.	2,903	177,606
Kimberly-Clark Corp.	4,955	645,686
KLA Corp.	1,898	774,631
Kraft Heinz Co.	3,835	128,894
Kroger Co.	9,287	385,689
Kyndryl Holdings, Inc.†	2,225	35,155
Lam Research Corp.	1,653	1,123,792
Lennar Corp., Class A	1,668	175,223

79

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Lockheed Martin Corp.	3,516	$1,171,953
Lowe’s Cos., Inc.	9,169	2,242,646
Lumen Technologies, Inc.	8,725	107,667
MarketAxess Holdings, Inc.	447	157,652
Masco Corp.	1,569	103,397
Mastercard, Inc., Class A	4,950	1,558,854
Merck & Co., Inc.	22,380	1,676,486
Meta Platforms, Inc.†	5,745	1,864,023
Mettler-Toledo International, Inc.†	303	458,781
Microsoft Corp.	7,291	2,410,332
Moderna, Inc.†	2,274	801,426
Monolithic Power Systems, Inc.	370	204,780
Monster Beverage Corp.†	4,921	412,281
Moody’s Corp.	2,119	827,766
NetApp, Inc.	3,126	277,839
NRG Energy, Inc.	2,096	75,498
Nucor Corp.	3,709	394,118
NVR, Inc.†	43	224,690
O’Reilly Automotive, Inc.†	939	599,232
Old Dominion Freight Line, Inc.	1,236	438,990
Omnicom Group, Inc.	2,567	172,785
Oracle Corp.	22,671	2,057,167
Organon & Co.	2,236	65,358
PACCAR, Inc.	3,737	311,741
Packaging Corp. of America	1,128	147,306
Paychex, Inc.	3,870	461,304
PepsiCo, Inc.	12,112	1,935,255
Pfizer, Inc.	44,455	2,388,567
Philip Morris International, Inc.	18,375	1,579,148
Pool Corp.	373	206,687
PPL Corp.	7,895	219,718
Procter & Gamble Co.	12,985	1,877,371
Progressive Corp.	6,342	589,425
Public Storage	2,529	827,944
PulteGroup, Inc.	3,220	161,097
QUALCOMM, Inc.	12,124	2,189,109
Quest Diagnostics, Inc.	818	121,620
Regeneron Pharmaceuticals, Inc.†	1,311	834,491
Robert Half International, Inc.	1,597	177,538
Rockwell Automation, Inc.	1,298	436,388
Rollins, Inc.	2,637	87,759
S&P Global, Inc.	3,567	1,625,589
Sealed Air Corp.	930	57,772
SEI Investments Co.	1,161	69,230
Simon Property Group, Inc.	4,176	638,260
Skyworks Solutions, Inc.	2,377	360,496
Snap-on, Inc.	669	137,754
Steel Dynamics, Inc.	2,564	153,327
T. Rowe Price Group, Inc.	2,613	522,469
Take-Two Interactive Software, Inc.†	1,128	187,113
Target Corp.	6,643	1,619,829
Teradyne, Inc.	1,710	261,408
Texas Instruments, Inc.	9,874	1,899,461
Tractor Supply Co.	1,435	323,349
Tyson Foods, Inc., Class A	3,557	280,861
United Parcel Service, Inc., Class B	8,199	1,626,436
Veeva Systems, Inc., Class A†	1,185	334,857
Verizon Communications, Inc.	30,722	1,544,395
Vertex Pharmaceuticals, Inc.†	2,948	551,099
ViacomCBS, Inc., Class B	6,347	196,440
VMware, Inc., Class A	698	81,485
Walgreens Boots Alliance, Inc.	8,204	367,539
Walmart, Inc.	12,838	1,805,408
Waters Corp.†	423	138,774
West Pharmaceutical Services, Inc.	753	333,323

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

United States (continued)
Western Union Co.		5,092	$80,555
Whirlpool Corp.		629	136,958
WW Grainger, Inc.		540	259,961
Xilinx, Inc.		2,753	628,923

			100,544,318

Total Common Stocks
(cost $146,868,121)			178,612,323

FOREIGN GOVERNMENT OBLIGATIONS — 20.5%
Brazil — 2.6%
Federative Republic of Brazil Bills zero coupon due 01/01/2024	BRL	2,930,000	413,948
Federative Republic of Brazil Bills zero coupon due 07/01/2024	BRL	15,600,000	2,093,117
Federative Republic of Brazil Bills zero coupon due 01/01/2025	BRL	20,970,000	2,661,959
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	1,700,000	304,067
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	6,920,000	1,221,147
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2029	BRL	730,000	127,367
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2031	BRL	1,160,000	200,268

			7,021,873

Colombia — 1.1%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	15,924
Republic of Colombia Bonds 5.75% due 11/03/2027	COP	724,000,000	163,310
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	557,446
Republic of Colombia Bonds 6.25% due 11/26/2025	COP	1,052,000,000	254,618
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,465,700,000	1,614,968
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	204,000,000	49,406
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,920,000,000	519,823

			3,175,495

Ghana — 0.6%
Republic of Ghana Senior Notes 18.30% due 03/02/2026	GHS	50,000	7,676

80

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana (continued)
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	$228,836
Republic of Ghana Bonds 18.85% due 09/28/2023	GHS	50,000	8,011
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	652,891
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	226,723
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	643,849

			1,767,986

India — 2.0%
Republic of India Senior Notes 5.15% due 11/09/2025	INR	121,700,000	1,603,423
Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,630,965
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	545,866
Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,324,411
Republic of India Bonds 8.20% due 09/24/2025	INR	29,700,000	430,599

			5,535,264

Indonesia — 3.7%
Republic of Indonesia Bonds 5.50% due 04/15/2026	IDR	50,404,000,000	3,580,101
Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	6,415,000,000	459,569
Republic of Indonesia Bonds 6.50% due 06/15/2025	IDR	19,039,000,000	1,403,748
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	3,435,000,000	243,648
Republic of Indonesia Bonds 7.00% due 05/15/2027	IDR	283,000,000	21,202
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	46,834,000,000	3,578,971
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,452
Republic of Indonesia Senior Notes 12.90% due 06/15/2022	IDR	10,859,000,000	798,763

			10,094,454

Mexico — 1.5%
United Mexican States Bonds 6.50% due 06/09/2022	MXN	29,764,000	1,390,846

Security Description	Principal Amount(4)		Value (Note 2)

Mexico (continued)
United Mexican States Senior Notes 6.75% due 03/09/2023	MXN	10,255,000	$480,279
United Mexican States Senior Notes 8.00% due 12/07/2023	MXN	38,822,000	1,848,465
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	343,032

			4,062,622

Norway — 1.9%
Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	280,655
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	476,860
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	27,341,000	3,064,937
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,599,000	1,449,783

			5,272,235

South Korea — 7.1%
Republic of South Korea Bonds 0.88% due 12/10/2023	KRW	4,086,000,000	3,378,977
Republic of South Korea Senior Notes 0.91% due 04/02/2023	KRW	5,120,000,000	4,268,748
Republic of South Korea Senior Notes 1.13% due 06/10/2024	KRW	1,406,000,000	1,161,981
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	1,971,064
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	2,436,205
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	2,742,000,000	2,329,281
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	189,100,000	163,932
Republic of South Korea Bonds 3.38% due 09/10/2023	KRW	4,345,000,000	3,762,624

			19,472,812

Total Foreign Government Obligations
(cost $60,793,676)			56,402,741

U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Notes
1.63% due 10/31/2026		1,210,000	1,238,832
2.13% due 05/31/2026		550,000	574,750

Total U.S. Government Treasuries
(cost $1,819,391)			1,813,582

Total Long-Term Investment Securities
(cost $209,481,188)			236,828,646

81

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 12.4%
Foreign Government Obligations — 4.2%
Government of Japan
(0.11)% due 12/10/2021	JPY	5,200,000	$46,004
(0.12)% due 12/06/2021	JPY	165,800,000	1,466,822
(0.12)%-(0.15)% due 02/10/2022	JPY	761,000,000	6,734,309
(0.13)% due 12/20/2021	JPY	175,150,000	1,549,615

			9,796,750

Republic of Singapore
0.51% due 02/11/2022	SGD	290,000	212,351
0.54% due 01/14/2022	SGD	2,040,000	1,494,269

			1,706,620

			11,503,370

Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)		1,347,757	1,347,757

U.S. Government Agencies — 3.9%
Federal Home Loan Bank Disc. Notes 0.01% due 12/01/2021		$10,710,000	10,710,000

U.S. Government Treasuries — 3.8%
United States Treasury Bills
0.04% due 01/13/2022		10,000,000	9,999,642
0.04% due 01/27/2022		615,000	614,956

			10,614,598

Total Short-Term Investment Securities
(cost $34,580,299)			34,175,725

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $2,030,000 and collateralized by $2,128,700 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $2,070,659		2,030,000	2,030,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $665,000 and collateralized by $697,400 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $678,385		665,000	665,000

Total Repurchase Agreements
(cost $2,695,000)			2,695,000

TOTAL INVESTMENTS
(cost $246,756,487)(5)		99.7%	273,699,371
Other assets less liabilities		0.3	851,310

NET ASSETS		100.0%	$274,550,681

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $6,411,902 representing 2.3% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $3,333,610. This was secured by collateral of $1,347,757, which was received in cash and subsequently invested in short-term investments currently valued at $1,347,757 as reported in the Portfolio of Investments. Additional collateral of $2,174,734 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$24,710
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	83,575
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	49,388
United States Treasury Bills	0.00%	12/09/2021 to 03/17/2022	23,885
United States Treasury Notes/Bonds	0.13% to 6.63%	12/31/2021 to 02/15/2051	1,993,176

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

BR—Bearer Shares

BRL—Brazilian Real

COP—Colombian Peso

GDR—Global Depositary Receipt

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NES—Non-Voting Equity Securities

NOK—Norwegian Krone

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SGD—Singapore Dollar

82

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$99,190	$75,760	**	$16,823	$191,773
Other Countries	112,247,140	66,173,410	**	—	178,420,550
Foreign Government Obligations	—	56,402,741		—	56,402,741
U.S. Government Treasuries	—	1,813,582		—	1,813,582
Short-Term Investment Securities:
Registered Investment Companies	1,347,757	—		—	1,347,757
Other Short-Term Investments	—	32,827,968		—	32,827,968
Repurchase Agreements	—	2,695,000		—	2,695,000

Total Investments at Value	$113,694,087	$159,988,461		$16,823	$273,699,371

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

83

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

U.S. Government Treasuries	66.4%
U.S. Government Agencies	30.8
Repurchase Agreements	3.2

100.4%

Credit Quality†#

P-1	100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity – 31.7 days

84

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.2%
U.S. Government Agencies — 30.8%
Federal Farm Credit Bank 0.01% due 12/01/2021	$5,000,000	$5,000,000
Federal Home Loan Bank 0.01% due 12/01/2021	64,500,000	64,500,000
0.02% due 12/03/2021	7,000,000	6,999,991
0.02% due 12/06/2021	8,900,000	8,899,975
0.03% due 12/03/2021	13,000,000	12,999,983
0.03% due 12/15/2021	10,000,000	9,999,887
0.03% due 01/19/2022	9,500,000	9,499,612
0.04% due 12/15/2021	11,000,000	10,999,829
0.04% due 12/22/2021	22,200,000	22,199,430
0.04% due 12/27/2021	20,000,000	19,999,410
0.04% due 12/31/2021	10,000,000	9,999,667
0.04% due 01/19/2022	10,000,000	9,999,524
0.05% due 02/25/2022	10,000,000	9,998,901

Total U.S. Government Agencies (amortized cost $201,096,209)		201,096,209

U.S. Government Treasuries — 66.4%
United States Cash Management Bills 0.00% due 02/08/2022	3,000,000	2,999,974
0.03% due 02/08/2022	11,000,000	10,999,357
0.04% due 02/22/2022	10,000,000	9,998,986
0.04% due 03/01/2022	9,000,000	8,999,010
United States Treasury Bills 0.01% due 12/02/2021	12,000,000	11,999,997
0.01% due 12/07/2021	8,000,000	7,999,986
0.02% due 12/02/2021	10,000,000	9,999,994
0.02% due 12/07/2021	10,000,000	9,999,970
0.02% due 12/09/2021	20,000,000	19,999,921
0.02% due 12/14/2021	20,000,000	19,999,848
0.02% due 12/16/2021	15,000,000	14,999,875
0.03% due 12/16/2021	5,000,000	4,999,930
0.03% due 12/21/2021	11,000,000	10,999,826
0.04% due 01/11/2022	7,000,000	6,999,653
0.04% due 01/13/2022	20,000,000	19,999,074
0.04% due 01/18/2022	13,000,000	12,999,324
0.04% due 01/20/2022	10,000,000	9,999,408
0.04% due 01/25/2022	20,000,000	19,998,724
0.04% due 01/27/2022	25,000,000	24,998,507
0.04% due 02/01/2022	23,000,000	22,998,355
0.04% due 02/03/2022	20,000,000	19,998,548
0.04% due 02/24/2022	10,000,000	9,999,044
0.05% due 12/21/2021	10,000,000	9,999,714
0.05% due 12/23/2021	20,000,000	19,999,387

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
0.05% due 12/28/2021	$20,000,000	$19,999,212
0.05% due 12/30/2021	20,000,000	19,999,194
0.05% due 01/04/2022	11,000,000	10,999,522
0.05% due 01/11/2022	13,000,000	12,999,334
0.05% due 01/18/2022	7,000,000	6,999,575
0.05% due 01/20/2022	10,000,000	9,999,375
0.06% due 01/04/2022	10,000,000	9,999,471
0.06% due 01/06/2022	20,000,000	19,998,883

Total U.S. Government Treasuries
(amortized cost $432,980,978)		432,980,978

Total Short-Term Investment Securities — 97.2%
(amortized cost $634,077,187)		634,077,187

REPURCHASE AGREEMENTS — 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $20,418,000 and collateralized by $21,382,500 of United States Treasury Notes, bearing interest at 0.25% due 07/31/2025 and having an approximate value of $20,826,401 (cost $20,418,000)	20,418,000	20,418,000

TOTAL INVESTMENTS (amortized cost $654,495,187)(1)	100.4%	654,495,187
Liabilities in excess of other assets	(0.4)	(2,351,818)

NET ASSETS	100.0%	$652,143,369

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$634,077,187	$—	$634,077,187
Repurchase Agreements	—	20,418,000	—	20,418,000

Total Investments at Value	$—	$654,495,187	$—	$654,495,187

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

85

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

United States Treasury Notes	28.4%
Federal National Mtg. Assoc.	23.9
United States Treasury Bonds	11.3
Diversified Financial Services	9.4
Federal Home Loan Mtg. Corp.	9.4
Government National Mtg. Assoc.	5.4
Registered Investment Companies	5.4
Repurchase Agreements	4.3
Sovereign	1.5
Uniform Mtg. Backed Securities	1.5
Federal Farm Credit Bank	1.0
Diversified Banking Institutions	0.8
Electric — Distribution	0.6
Electronic Components — Semiconductors	0.6
Banks — Super Regional	0.5
Airlines	0.5
Telephone — Integrated	0.3
Multimedia	0.3
Tennessee Valley Authority	0.3
Retail — Building Products	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.1
Electric — Integrated	0.1
Pharmacy Services	0.1
Medical — Biomedical/Gene	0.1
Medical — Drugs	0.1
Oil Companies — Integrated	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

106.7%

Credit Quality#†

Aaa	90.0%
Aa	0.1
A	4.4
Baa	1.5
Not Rated@	4.0

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

86

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$336,840	$336,283
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	344,371	344,188
AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	568,738	559,313
AMSR Trust Series 2021-SFR2, Class A 1.53% due 08/17/2038*	1,000,000	980,801
AMSR Trust VRS Series 2021-SFR1, Class A 1.95% due 06/17/2038*(1)	300,000	296,164
BANK Series 2021-BN35, Class A5 2.29% due 06/15/2064(2)	1,250,000	1,259,382
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(2)	500,000	509,771
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(2)	224,442	226,266
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(2)	1,250,000	1,303,420
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.77% due 08/15/2045(1)(2)(3)	725,539	2,130
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.31% due 02/10/2037*(1)(2)	600,000	598,987
DT Auto Owner Trust Series 2021-3A, Class A 0.33% due 04/15/2025*	514,554	513,797
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(2)	398,000	421,551
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2038*	1,324,375	1,303,118
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(2)	1,100,000	1,185,343
Progress Residential Trust Series 2021-SFR6, Class A 1.52% due 07/17/2038*	1,000,000	981,292
Progress Residential Trust Series 2021-SFR4, Class A 1.56% due 05/17/2038*	700,000	688,765
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(2)	1,000,000	1,026,463
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	473,223	482,144
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(2)	1,500,000	1,573,191
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(2)	217,000	217,598

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
US Auto Funding Series 2021-1A, Class A 0.79% due 07/15/2024*	$913,346	$911,993

Total Asset Backed Securities
(cost $15,753,975)		15,721,960

U.S. CORPORATE BONDS & NOTES — 4.5%
Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	577,329	585,849
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	265,057	270,279

		856,128

Banks - Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	918,665

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	430,440
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	162,788

		593,228

Electric - Distribution — 0.6%
Entergy Louisiana LLC Collateral Trust Bonds 3.25% due 04/01/2028#	1,000,000	1,075,678

Electric - Integrated — 0.1%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	236,234

Electronic Components - Semiconductors — 0.6%
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	1,000,000	993,135

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	111,006

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	152,707

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	126,000	126,438

Multimedia — 0.3%
Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	499,177

Oil Companies - Integrated — 0.1%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	116,000	124,653

87

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	$171,000	$192,541

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	136,667
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	142,367

		279,034

Real Estate Investment Trusts — 0.1%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	250,001

Retail - Building Products — 0.3%
Home Depot, Inc. Senior Notes 0.90% due 03/15/2028	450,000	430,223

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	563,909

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	90,773
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,551

		112,324

Total U.S. Corporate Bonds & Notes
(cost $7,408,696)		7,515,081

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	226,547
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	365,273

Total Foreign Corporate Bonds & Notes
(cost $580,000)		591,820

U.S. GOVERNMENT AGENCIES — 41.5%
Federal Farm Credit Bank — 1.0%
3.33% due 04/28/2037	500,000	585,300
3.35% due 10/21/2025	1,000,000	1,086,409

		1,671,709

Federal Home Loan Mtg. Corp. — 9.4%
2.00% due 09/01/2051	1,729,604	1,733,466
2.50% due 05/01/2050	588,622	606,151
3.50% due 06/01/2033	657,736	694,987
4.50% due 09/01/2039	158,286	174,021
4.50% due 11/01/2039	94,264	104,636
4.50% due 02/01/2040	135,177	149,585
4.50% due 04/01/2040	13,793	15,164
4.50% due 06/01/2040	24,610	26,872
4.50% due 08/01/2040	153,510	170,322
4.50% due 03/01/2041	470,784	517,227

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.50% due 04/01/2041	$86,151	$95,599
4.50% due 06/01/2041	110,053	120,978
5.00% due 10/01/2034	19,246	21,081
5.50% due 12/01/2036	9,249	10,301
6.00% due 11/01/2033	44,367	51,791
6.50% due 02/01/2032	13,004	14,690
8.00% due 08/01/2030	82	91
8.00% due 06/01/2031	582	591
Federal Home Loan Mtg. Corp. FRS 2.18% (12 ML+1.80%) due 12/01/2035	2,657	2,678
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	360,430	373,828
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K130, Class A2 1.72% due 06/25/2031(2)	670,000	669,092
Series KJ14, Class A2 2.81% due 09/25/2024(2)	591,000	613,707
Federal Home Loan Mtg. Corp. REMIC Series 4594, Class GN 2.50% due 02/15/2045(4)	495,254	511,828
Series 3981, Class PA 3.00% due 04/15/2031(4)	78,039	80,145
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,871,366
Series 4150, Class IG 3.00% due 01/15/2033(3)(4)	1,706,308	133,638
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,080,308
Series 4365, Class HZ 3.00% due 01/15/2040(4)	610,784	641,158
Series 4599, Class PA 3.00% due 09/15/2045(4)	801,418	832,890
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,062,843
Series 3813, Class D 4.00% due 02/15/2026(4)	672,072	702,363
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	495,224
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,593,662
Series 3786, Class PB 4.50% due 07/15/2040(4)	382,836	405,936
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.41% (6.50%-1 ML) due 05/15/2042(3)(4)(5)	199,942	34,508

		15,612,727

Federal National Mtg. Assoc. — 23.9%
1.73% due 08/01/2031	650,000	647,483
2.04% due 06/01/2037	250,802	248,249
2.14% due 10/01/2029	1,000,000	1,038,009
2.50% due 07/01/2050	1,371,144	1,406,906
2.55% due 09/01/2034	700,000	703,238
2.81% due 04/01/2025	800,000	839,769
2.94% due 01/01/2026	1,522,751	1,611,433
3.00% due 03/01/2043	784,703	834,321
3.00% due 02/01/2050	544,233	570,172
3.30% due 02/01/2030	2,869,095	3,125,265
3.64% due 07/01/2028	1,471,264	1,642,196
3.69% due 05/01/2030	1,449,046	1,651,591
4.00% due 09/01/2040	46,800	51,482

88

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 10/01/2040	$32,380	$35,412
4.00% due 12/01/2040	59,415	65,359
4.00% due 01/01/2041	118,152	129,972
4.00% due 02/01/2041	590,658	649,662
4.00% due 03/01/2041	627,430	685,085
4.00% due 06/01/2042	548,629	588,589
4.00% due 03/01/2043	1,117,303	1,209,395
5.00% due 12/01/2036	3,877	4,246
5.50% due 12/01/2033	7,775	8,649
5.50% due 10/01/2034	6,753	7,496
6.50% due 07/01/2032	2,887	3,301
7.00% due 09/01/2031	7,107	7,600
Federal National Mtg. Assoc. FRS 1.69% (12 ML+1.32%) due 02/01/2035	603	606
1.75% (6 ML+1.50%) due 01/01/2036	2,825	2,886
2.37% (1 Yr USTYCR+2.25%) due 11/01/2034	2,587	2,556
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(3)(4)	95,622	19,027
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(1)	1,849,878	1,944,992
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,122,922	1,192,973
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	111,482	107,302
Series 2020-M8, Class A2 1.82% due 02/25/2030(2)	800,000	804,977
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,080,428	1,097,139
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	906,284	927,274
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	850,631	868,906
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	334,539	343,125
Series 2019-M31, Class A2 2.85% due 04/25/2034(2)	1,000,000	1,049,797
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	288,595	291,106
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,075,273
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	466,722	485,879
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	349,756	365,064
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	352,200	367,590
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,092,894
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	895,558
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	254,179	254,385
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	966,253	1,010,763
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	292,050
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	34,298	39,304

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC VRS Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(2)	$440,406	$460,163
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(2)	1,146,725	1,212,047
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(2)	870,868	909,322
Series 2018-M4, Class A2 3.16% due 03/25/2028(1)(2)	1,299,182	1,405,620
Federal National Mtg. Assoc., REMIC Series 2016-38, Class NA 3.00% due 01/25/2046(4)	622,808	659,842

		39,943,300

Government National Mtg. Assoc. — 5.4%
2.50% due 03/20/2051	1,572,227	1,650,293
3.50% due 09/15/2048	843,542	941,041
3.50% due 10/15/2048	815,350	909,517
3.50% due 02/15/2049	955,028	1,065,484
3.50% due 08/20/2051	1,509,499	1,636,733
3.50% due 09/20/2051	697,976	757,032
4.50% due 03/15/2038	5,663	6,307
4.50% due 03/15/2039	2,600	2,928
4.50% due 05/15/2039	66,292	74,710
4.50% due 06/15/2039	44,283	49,717
4.50% due 07/15/2039	115,303	129,124
4.50% due 09/15/2039	1,556	1,760
4.50% due 12/15/2039	56,708	63,205
4.50% due 04/15/2040	53,884	60,860
4.50% due 06/15/2040	113,837	128,369
4.50% due 08/15/2040	21,203	23,941
5.00% due 09/15/2035	737	853
5.00% due 02/15/2036	27,640	31,953
5.00% due 05/15/2036	5,441	6,145
6.00% due 01/15/2032	4,608	5,147
7.50% due 02/15/2029	1,885	1,893
7.50% due 07/15/2030	102	104
7.50% due 01/15/2031	3,616	4,014
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	497,629
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	142,467	153,527
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	522,008	545,296
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	260,761	289,365

		9,036,947

Tennessee Valley Authority — 0.3%
0.75% due 05/15/2025	500,000	496,140

Uniform Mtg. Backed Securities — 1.5%
2.50% due February 30 TBA	2,500,000	2,550,488

Total U.S. Government Agencies
(cost $67,050,164)		69,311,311

U.S. GOVERNMENT TREASURIES — 39.7%
United States Treasury Bonds — 11.3%
1.88% due 02/15/2041	1,800,000	1,806,399
2.00% due 02/15/2050	3,000,000	3,137,461
2.88% due 08/15/2045	1,000,000	1,198,125
3.00% due 02/15/2048	750,000	938,203
3.13% due 02/15/2043	1,000,000	1,222,539
3.75% due 08/15/2041	4,000,000	5,291,094

89

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.75% due 11/15/2043	$1,000,000	$1,342,656
3.88% due 08/15/2040	1,500,000	2,005,371
zero coupon due 08/15/2024	2,040,000	1,997,930

		18,939,778

United States Treasury Notes — 28.4%
0.38% due 07/15/2024	2,000,000	1,981,875
0.50% due 03/31/2025	8,000,000	7,892,813
0.63% due 03/31/2027#	9,000,000	8,745,117
0.63% due 08/15/2030	1,000,000	936,563
0.75% due 04/30/2026	4,000,000	3,939,062
1.25% due 06/30/2028	1,500,000	1,491,797
1.63% due 05/15/2031	5,000,000	5,096,875
1.75% due 05/15/2023	6,000,000	6,120,703
2.50% due 08/15/2023	3,000,000	3,104,531
2.75% due 02/15/2024	2,500,000	2,617,773
2.88% due 08/15/2028	5,000,000	5,496,094

		47,423,203

Total U.S. Government Treasuries
(cost $63,657,954)		66,362,981

FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,521,014)	2,641,000	2,574,521

Total Long-Term Investment Securities
(cost $156,971,803)		162,077,674

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Registered Investment Companies — 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(7)(8) (cost $8,926,738)	8,926,738	8,926,738

REPURCHASE AGREEMENTS — 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $7,254,000 and collateralized by $7,606,500 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $7,399,101 (cost $7,254,000)	$7,254,000	7,254,000

TOTAL INVESTMENTS
(cost $173,152,541)(9)	106.7%	178,258,412
Liabilities in excess of other assets	(6.7)	(11,118,013)

NET ASSETS	100.0%	$167,140,399

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $9,888,723 representing 5.9% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2021.
(6)	Principal Only
(7)	The rate shown is the 7-day yield as of November 30, 2021.
(8)

At November 30, 2021, the Fund had loaned securities with a total value of $8,757,062. This was secured by collateral of $8,926,738, which was received in cash and subsequently invested in short-term investments currently valued at $8,926,738 as reported in the Portfolio of Investments.

(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

90

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$15,721,960	$—	$15,721,960
U.S. Corporate Bonds & Notes	—	7,515,081	—	7,515,081
Foreign Corporate Bonds & Notes	—	591,820	—	591,820
U.S. Government Agencies	—	69,311,311	—	69,311,311
U.S. Government Treasuries	—	66,362,981	—	66,362,981
Foreign Government Obligations	—	2,574,521	—	2,574,521
Short-Term Investment Securities	8,926,738	—	—	8,926,738
Repurchase Agreements	—	7,254,000	—	7,254,000

Total Investments at Value	$8,926,738	$169,331,674	$—	$178,258,412

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

91

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Applications Software	15.9%
E-Commerce/Products	12.6
Internet Content — Entertainment	7.0
Electronic Components — Semiconductors	6.9
Computers	5.4
Web Portals/ISP	4.8
Commercial Services — Finance	4.5
Finance — Credit Card	3.0
Electronic Forms	2.7
Semiconductor Equipment	2.6
E-Commerce/Services	2.6
Athletic Footwear	2.4
Medical — Drugs	2.1
Medical Labs & Testing Services	2.1
Internet Application Software	1.9
Diagnostic Equipment	1.8
Auto — Cars/Light Trucks	1.7
Semiconductor Components — Integrated Circuits	1.7
Enterprise Software/Service	1.6
Textile — Apparel	1.5
Distribution/Wholesale	1.5
Medical Products	1.5
Machinery — General Industrial	1.3
Aerospace/Defense	1.3
Exchange-Traded Funds	1.2
Gambling (Non-Hotel)	1.1
Repurchase Agreements	0.8
Oil Companies — Exploration & Production	0.6
Registered Investment Companies	0.6
Retail — Building Products	0.5
Medical — Biomedical/Gene	0.3
Retail — Discount	0.3
Medical — HMO	0.3
Cosmetics & Toiletries	0.3
Retail — Restaurants	0.2
Real Estate Investment Trusts	0.2
Beverages — Non-alcoholic	0.2
Computer Aided Design	0.2
Cable/Satellite TV	0.2
Transport — Rail	0.2
Transport — Services	0.2
Computer Services	0.2
Medical Instruments	0.2
Industrial Gases	0.1
Investment Management/Advisor Services	0.1
Insurance Brokers	0.1
Electric — Integrated	0.1
Electronic Measurement Instruments	0.1
Data Processing/Management	0.1
Machinery — Farming	0.1
Diversified Manufacturing Operations	0.1
Entertainment Software	0.1
Finance — Other Services	0.1
Banks — Commercial	0.1
Chemicals — Specialty	0.1
Coatings/Paint	0.1
Drug Delivery Systems	0.1
Decision Support Software	0.1
Retail — Auto Parts	0.1
Diagnostic Kits	0.1
Consulting Services	0.1
Machinery — Construction & Mining	0.1
Electronic Connectors	0.1
Computer Data Security	0.1
Cellular Telecom	0.1
Transport — Truck	0.1

100.5%

*	Calculated as a percentage of net assets

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	1,699	$566,311
Teledyne Technologies, Inc.†	343	142,444
TransDigm Group, Inc.†	31,022	17,932,267

		18,641,022

Aerospace/Defense - Equipment — 0.0%
L3Harris Technologies, Inc.	1,717	358,990

Applications Software — 15.9%
Intuit, Inc.	74,935	48,880,101
Microsoft Corp.	412,175	136,260,933
PTC, Inc.†	1,583	173,465
Roper Technologies, Inc.	36,127	16,768,347
ServiceNow, Inc.†	42,759	27,695,004

		229,777,850

Athletic Footwear — 2.4%
NIKE, Inc., Class B	204,749	34,651,721

Auto - Cars/Light Trucks — 1.7%
Tesla, Inc.†	21,699	24,840,147

Auto - Heavy Duty Trucks — 0.0%
Cummins, Inc.	925	194,019

Auto/Truck Parts & Equipment - Original — 0.0%
Aptiv PLC†	2,717	435,671

Banks - Commercial — 0.1%
First Republic Bank	1,400	293,524
SVB Financial Group†	879	608,558

		902,082

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co.	20,379	1,068,878
Monster Beverage Corp.†	5,628	471,514
PepsiCo, Inc.	8,700	1,390,086

		2,930,478

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,369	96,323

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,178	118,424

Building Products - Air & Heating — 0.0%
Carrier Global Corp.	8,323	450,441

Building Products - Cement — 0.0%
Vulcan Materials Co.	835	160,019

Building Products - Wood — 0.0%
Masco Corp.	1,630	107,417

Building - Maintenance & Services — 0.0%
Rollins, Inc.	3,392	112,886

Building - Residential/Commercial — 0.0%
D.R. Horton, Inc.	2,931	286,359
PulteGroup, Inc.	1,983	99,209

		385,568

Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	1,901	1,228,578
Comcast Corp., Class A	30,204	1,509,596

		2,738,174

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,855	167,080

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	6,066	660,041

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.0%
Dow, Inc.	5,477	$300,852
FMC Corp.	1,929	193,266

		494,118

Chemicals - Specialty — 0.1%
Albemarle Corp.	1,753	467,157
Ecolab, Inc.	1,716	380,043

		847,200

Coatings/Paint — 0.1%
Sherwin-Williams Co.	2,505	829,756

Commercial Services — 0.0%
Cintas Corp.	866	365,617
Quanta Services, Inc.	1,209	137,560

		503,177

Commercial Services - Finance — 4.5%
Adyen NV†*#	6,564	18,204,245
Automatic Data Processing, Inc.	3,044	702,829
Equifax, Inc.	913	254,408
FleetCor Technologies, Inc.†	533	110,400
IHS Markit, Ltd.	3,883	496,325
MarketAxess Holdings, Inc.	570	201,033
Moody’s Corp.	1,748	682,839
PayPal Holdings, Inc.†	17,611	3,256,098
S&P Global, Inc.	88,640	40,395,907

		64,304,084

Computer Aided Design — 0.2%
ANSYS, Inc.†	1,308	512,056
Autodesk, Inc.†	3,298	838,319
Cadence Design Systems, Inc.†	4,148	736,104
Synopsys, Inc.†	2,286	779,526

		2,866,005

Computer Data Security — 0.1%
Fortinet, Inc.†	2,032	674,848

Computer Services — 0.2%
Accenture PLC, Class A	5,322	1,902,083
Cognizant Technology Solutions Corp., Class A	4,017	313,245

		2,215,328

Computer Software — 0.0%
Akamai Technologies, Inc.†	1,562	176,038
Citrix Systems, Inc.	1,210	97,320

		273,358

Computers — 5.4%
Apple, Inc.	470,788	77,821,256

Consulting Services — 0.1%
Gartner, Inc.†	664	207,334
Verisk Analytics, Inc.	2,419	543,961

		751,295

Consumer Products - Misc. — 0.0%
Clorox Co.	1,234	200,957
Kimberly-Clark Corp.	1,918	249,934

		450,891

Containers - Metal/Glass — 0.0%
Ball Corp.	3,132	292,685

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	1,483	92,124

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	6,574	$493,181
Estee Lauder Cos., Inc., Class A	1,946	646,208
Procter & Gamble Co.	17,463	2,524,801

		3,664,190

Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	870	146,656
Fiserv, Inc.†	6,074	586,262
Jack Henry & Associates, Inc.	535	81,122
Paychex, Inc.	2,544	303,245

		1,117,285

Decision Support Software — 0.1%
MSCI, Inc.	1,236	778,000

Diagnostic Equipment — 1.8%
Danaher Corp.	67,943	21,853,187
PerkinElmer, Inc.	1,681	306,211
Thermo Fisher Scientific, Inc.	5,897	3,731,798

		25,891,196

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,276	775,897

Dialysis Centers — 0.0%
DaVita, Inc.†	1,005	94,973

Disposable Medical Products — 0.0%
Teleflex, Inc.	330	98,149

Distribution/Wholesale — 1.5%
Copart, Inc.†	144,420	20,964,008
Fastenal Co.	6,460	382,238
Pool Corp.	601	333,026
WW Grainger, Inc.	400	192,564

		21,871,836

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,890	438,764
Parker-Hannifin Corp.	1,006	303,872
Trane Technologies PLC	1,638	305,733

		1,048,369

Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,450	815,756

E-Commerce/Products — 12.6%
Amazon.com, Inc.†	38,305	134,338,316
eBay, Inc.	9,743	657,263
Etsy, Inc.†	86,853	23,848,097
Sea, Ltd. ADR†	79,391	22,870,165

		181,713,841

E-Commerce/Services — 2.6%
Booking Holdings, Inc.†	234	491,833
Expedia Group, Inc.†	784	126,294
Match Group, Inc.†	147,888	19,223,961
MercadoLibre, Inc.†	14,592	17,341,279

		37,183,367

E-Services/Consulting — 0.0%
CDW Corp.	906	171,560

Electric Products - Misc. — 0.0%
AMETEK, Inc.	1,698	231,777
Emerson Electric Co.	3,584	314,819

		546,596

Security Description	Shares	Value (Note 2)

Electric - Integrated — 0.1%
AES Corp.	3,795	$88,727
NextEra Energy, Inc.	12,642	1,097,073

		1,185,800

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	1,276	170,397

Electronic Components - Semiconductors — 6.9%
Advanced Micro Devices, Inc.†	18,178	2,878,850
Broadcom, Inc.	4,181	2,314,936
IPG Photonics Corp.†	241	39,570
Marvell Technology, Inc.	555,945	39,566,606
Microchip Technology, Inc.	5,914	493,405
Monolithic Power Systems, Inc.	647	358,089
NVIDIA Corp.	155,282	50,739,946
Qorvo, Inc.†	1,666	243,619
Skyworks Solutions, Inc.	1,287	195,186
Texas Instruments, Inc.	7,333	1,410,649
Xilinx, Inc.	3,709	847,321

		99,088,177

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,559	447,944
TE Connectivity, Ltd.	1,868	287,541

		735,485

Electronic Forms — 2.7%
Adobe, Inc.†	58,113	38,926,993

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,274	494,046
Keysight Technologies, Inc.†	1,573	305,917
Trimble, Inc.†	3,771	323,816

		1,123,779

Electronic Security Devices — 0.0%
Allegion PLC	565	69,857

Energy - Alternate Sources — 0.0%
Enphase Energy, Inc.†	2,017	504,250

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	1,211	172,640

Enterprise Software/Service — 1.6%
Ceridian HCM Holding, Inc.†	1,193	130,514
Oracle Corp.	13,579	1,232,159
Paycom Software, Inc.†	721	315,423
salesforce.com, Inc.†	71,441	20,357,827
Tyler Technologies, Inc.†	612	317,616

		22,353,539

Entertainment Software — 0.1%
Activision Blizzard, Inc.	6,877	402,992
Electronic Arts, Inc.	2,303	286,079
Take-Two Interactive Software, Inc.†	1,746	289,626

		978,697

Finance - Credit Card — 3.0%
Mastercard, Inc., Class A	8,878	2,795,860
Visa, Inc., Class A	210,932	40,872,293

		43,668,153

Finance - Other Services — 0.1%
Cboe Global Markets, Inc.	815	105,086
Intercontinental Exchange, Inc.	4,558	595,822
Nasdaq, Inc.	1,140	231,682

		932,590

94

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Confectionery — 0.0%
Hershey Co.	894	$158,676

Food - Misc./Diversified — 0.0%
Lamb Weston Holdings, Inc.	804	41,744
McCormick & Co., Inc.	1,644	141,088

		182,832

Gambling (Non-Hotel) — 1.1%
Evolution AB*	144,465	15,140,737

Gold Mining — 0.0%
Newmont Corp.	6,587	361,758

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	1,545	208,683

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,164	77,947

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	974	327,459

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,526	438,633
Linde PLC	4,489	1,428,131

		1,866,764

Instruments - Controls — 0.0%
Mettler-Toledo International, Inc.†	347	525,403

Instruments - Scientific — 0.0%
Waters Corp.†	505	165,675

Insurance Brokers — 0.1%
Aon PLC, Class A	1,759	520,260
Arthur J. Gallagher & Co.	1,332	216,983
Brown & Brown, Inc.	3,503	225,628
Marsh & McLennan Cos., Inc.	3,720	610,154

		1,573,025

Insurance - Property/Casualty — 0.0%
Progressive Corp.	5,613	521,672

Internet Application Software — 1.3%
Shopify, Inc., Class A†	11,784	17,932,773

Internet Content - Entertainment — 7.0%
Meta Platforms, Inc.†	179,267	58,164,971
Netflix, Inc.†	42,206	27,092,032
Snap, Inc., Class A†	325,951	15,518,527
Twitter, Inc.†	11,960	525,522

		101,301,052

Internet Infrastructure Software — 0.0%
F5, Inc.†	397	90,349

Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	1,500	1,356,915
T. Rowe Price Group, Inc.	2,041	408,098

		1,765,013

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	3,857	745,751

Machinery - Farming — 0.1%
Deere & Co.	3,191	1,102,618

Machinery - General Industrial — 1.3%
Chart Industries, Inc.†	108,350	18,912,493
IDEX Corp.	512	114,990
Otis Worldwide Corp.	3,326	267,410

		19,294,893

Security Description	Shares	Value (Note 2)

Machinery - Pumps — 0.0%
Xylem, Inc.	1,242	$150,419

Medical Information Systems — 0.0%
Cerner Corp.	1,905	134,207

Medical Instruments — 0.2%
Bio-Techne Corp.	583	275,194
Edwards Lifesciences Corp.†	5,325	571,426
Intuitive Surgical, Inc.†	3,742	1,213,680

		2,060,300

Medical Labs & Testing Services — 2.1%
Catalent, Inc.†	2,553	328,469
Charles River Laboratories International, Inc.†	756	276,598
IQVIA Holdings, Inc.†	1,838	476,281
Lonza Group AG	35,436	28,587,349

		29,668,697

Medical Products — 1.5%
Abbott Laboratories	15,676	1,971,571
ABIOMED, Inc.†	681	214,365
Align Technology, Inc.†	29,361	17,955,132
Cooper Cos., Inc.	303	114,070
Hologic, Inc.†	2,735	204,387
STERIS PLC	852	186,188
Stryker Corp.	2,464	583,056
West Pharmaceutical Services, Inc.	1,109	490,910

		21,719,679

Medical - Biomedical/Gene — 0.3%
Amgen, Inc.	4,255	846,234
Bio-Rad Laboratories, Inc., Class A†	322	242,530
Biogen, Inc.†	1,184	279,116
Illumina, Inc.†	1,099	401,498
Incyte Corp.†	1,772	120,000
Moderna, Inc.†	3,052	1,075,616
Regeneron Pharmaceuticals, Inc.†	1,575	1,002,535
Vertex Pharmaceuticals, Inc.†	3,888	726,823

		4,694,352

Medical - Drugs — 2.1%
AbbVie, Inc.	19,599	2,259,373
Bristol-Myers Squibb Co.	17,318	928,764
Eli Lilly & Co.	7,259	1,800,522
Johnson & Johnson	15,781	2,460,731
Merck & Co., Inc.	18,211	1,364,186
Organon & Co.	1,824	53,316
Zoetis, Inc.	97,218	21,586,285

		30,453,177

Medical - HMO — 0.3%
Humana, Inc.	1,002	420,549
UnitedHealth Group, Inc.	7,348	3,264,129

		3,684,678

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.	13,641	505,808

Networking Products — 0.0%
Arista Networks, Inc.†	3,356	416,345

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	2,265	363,918

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	584	343,848

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	522	107,047

95

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 0.6%
Hess Corp.	2,189	$163,124
Pioneer Natural Resources Co.	49,978	8,912,077

		9,075,201

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	946	398,493

Racetracks — 0.0%
Penn National Gaming, Inc.†	1,494	76,538

Real Estate Investment Trusts — 0.2%
American Tower Corp.	3,479	913,168
Crown Castle International Corp.	3,887	706,073
Duke Realty Corp.	2,325	135,617
Equinix, Inc.	780	633,516
Extra Space Storage, Inc.	963	192,600
Public Storage	982	321,487
SBA Communications Corp.	1,067	366,835

		3,269,296

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,085	367,533

Respiratory Products — 0.0%
ResMed, Inc.	2,181	555,828

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	181	328,890
O’Reilly Automotive, Inc.†	703	448,626

		777,516

Retail - Building Products — 0.5%
Home Depot, Inc.	11,474	4,596,599
Lowe’s Cos., Inc.	7,522	1,839,806

		6,436,405

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,689	180,487

Retail - Discount — 0.3%
Costco Wholesale Corp.	3,511	1,893,763
Dollar General Corp.	3,540	783,402
Target Corp.	4,894	1,193,353

		3,870,518

Retail - Gardening Products — 0.0%
Tractor Supply Co.	1,714	386,216

Retail - Misc./Diversified — 0.0%
Bath & Body Works, Inc.	2,222	166,939

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	419	160,875

Retail - Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	421	691,876
Domino’s Pizza, Inc.	552	289,325
McDonald’s Corp.	4,477	1,095,074
Starbucks Corp.	10,249	1,123,701
Yum! Brands, Inc.	1,905	234,010

		3,433,986

Semiconductor Components - Integrated Circuits — 1.7%
Analog Devices, Inc.	118,834	21,419,829
NXP Semiconductors NV	206	46,012
QUALCOMM, Inc.	16,906	3,052,547

		24,518,388

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	13,698	2,016,209
ASML Holding NV	41,363	32,739,228

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment (continued)
KLA Corp.	2,289	$934,209
Lam Research Corp.	2,135	1,451,480
Teradyne, Inc.	2,472	377,895

		37,519,021

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,465	220,322

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	5,415	200,842

Textile - Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	28,461	22,092,947

Transport - Rail — 0.2%
CSX Corp.	17,570	608,976
Kansas City Southern	695	202,141
Norfolk Southern Corp.	1,666	441,940
Union Pacific Corp.	4,691	1,105,387

		2,358,444

Transport - Services — 0.2%
Expeditors International of Washington, Inc.	1,655	201,281
FedEx Corp.	2,359	543,443
United Parcel Service, Inc., Class B	7,640	1,515,547

		2,260,271

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	744	142,223
Old Dominion Freight Line, Inc.	1,406	499,369

		641,592

Water — 0.0%
American Water Works Co., Inc.	1,360	229,255

Web Hosting/Design — 0.0%
VeriSign, Inc.†	612	146,825

Web Portals/ISP — 4.8%
Alphabet, Inc., Class A†	20,334	57,706,875
Alphabet, Inc., Class C†	4,223	12,031,496

		69,738,371

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,142	289,132

Total Common Stocks
(cost $858,038,227)		1,402,842,646

CONVERTIBLE PREFERRED SECURITIES — 0.6%
ByteDance, Ltd., Series E-1†(2)(3) (cost $5,436,961)	49,619	8,340,872

EXCHANGE - TRADED FUNDS — 1.2%
iShares S&P 500 Growth ETF	127,600	10,427,472
SPDR Portfolio S&P 500 Growth ETF#	106,464	7,546,168

Total Exchange - Traded Funds
(cost $18,319,637)		17,973,640

Total Long - Term Investment Securities
(cost $881,794,825)		1,429,157,158

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(4)	8,587,187	8,587,187

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.14% due 11/03/2022(5)	$100,000	99,803

Total Short-Term Investment Securities
(cost $8,687,055)		8,686,990

96

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $12,068,000 and collateralized by $11,485,300 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and having an approximate value of $12,309,462 (cost $12,068,000)	$12,068,000	$12,068,000

TOTAL INVESTMENTS
(cost $902,549,880)(6)	100.5%	1,449,912,148
Liabilities in excess of other assets	(0.5)	(7,913,041)

NET ASSETS	100.0%	$1,441,999,107

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $33,344,982 representing 2.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2021, the Fund had loaned securities with a total value of $8,271,034. This was secured by collateral of $8,587,187, which was received in cash and subsequently invested in short-term investments currently valued at $8,587,187 as reported in the Portfolio of Investments.

(2)	Securities classified as Level 3 (see Note 2).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Restricted Table
Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,436,961	$8,340,872	$168.10	0.58%

(4)	The rate shown is the 7-day yield as of November 30, 2021.
(5)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E - Mini Index	December 2021	$886,986	$913,250	$26,264

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,318,817,368	$84,025,278	**	$—	$1,402,842,646
Convertible Preferred Securities	—	—		8,340,872	8,340,872
Exchange-Traded Funds	17,973,640	—		—	17,973,640
Short-Term Investment Securities:
Registered Investment Companies	8,587,187	—		—	8,587,187
U.S Government Treasuries	—	99,803		—	99,803
Repurchase Agreements	—	12,068,000		—	12,068,000

Total Investments at Value	$1,345,378,195	$96,193,081		$8,340,872	$1,449,912,148

Other Financial Instruments:†

Futures Contracts	$26,264	$—		$—	$26,264

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

97

VALIC Company I High Yield Bond Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Pipelines	7.1%
Oil Companies — Exploration & Production	5.8
Cable/Satellite TV	5.6
Repurchase Agreements	4.6
Medical — Hospitals	3.7
Telecom Services	3.6
Auto — Cars/Light Trucks	3.4
Finance — Mortgage Loan/Banker	3.4
Cellular Telecom	3.4
Building — Residential/Commercial	3.2
Containers — Metal/Glass	3.2
Medical — Drugs	2.8
Finance — Consumer Loans	2.8
Retail — Restaurants	2.2
Real Estate Investment Trusts	1.9
Cruise Lines	1.9
Retail — Building Products	1.7
Rental Auto/Equipment	1.6
Auto/Truck Parts & Equipment — Original	1.6
Theaters	1.5
Office Automation & Equipment	1.5
Insurance — Multi-line	1.4
Food — Misc./Diversified	1.3
Aerospace/Defense — Equipment	1.2
Containers — Paper/Plastic	1.2
Applications Software	1.1
Racetracks	1.1
Casino Services	1.1
Disposable Medical Products	1.1
Retail — Office Supplies	1.0
Metal — Aluminum	0.9
Casino Hotels	0.9
Enterprise Software/Service	0.8
Computer Services	0.8
Commercial Services	0.7
Web Hosting/Design	0.7
Internet Content — Information/News	0.7
Retail — Misc./Diversified	0.7
Gas — Distribution	0.7
Registered Investment Companies	0.6
Electronic Parts Distribution	0.6
Diversified Banking Institutions	0.6
Television	0.6
Retail — Arts & Crafts	0.6
Medical Labs & Testing Services	0.6
Building & Construction Products — Misc.	0.6
Financial Guarantee Insurance	0.6
Machinery — General Industrial	0.6
Gambling (Non-Hotel)	0.6
Retail — Apparel/Shoe	0.6
Food — Wholesale/Distribution	0.5
Finance — Auto Loans	0.5
Golf	0.5
Insurance Brokers	0.5
Retail — Pet Food & Supplies	0.5
Distribution/Wholesale	0.5
Independent Power Producers	0.4
Building — Mobile Home/Manufactured Housing	0.4
Interior Design/Architecture	0.4
Retail — Pawn Shops	0.4
Diagnostic Equipment	0.4
Data Processing/Management	0.4
Entertainment Software	0.4
Broadcast Services/Program	0.4
Educational Software	0.4
E-Commerce/Services	0.3
Medical Products	0.3
Toys	0.3
Hazardous Waste Disposal	0.3

Airlines	0.3
Medical Instruments	0.3
Building — Heavy Construction	0.3
Transactional Software	0.3
Food — Catering	0.3
Electronic Components — Misc.	0.2
Transport — Services	0.2
Steel Pipe & Tube	0.2
Internet Gambling	0.2
Oil & Gas Drilling	0.2
Medical — Biomedical/Gene	0.1
Protection/Safety	0.1
Retail — Regional Department Stores	0.1
Chemicals — Specialty	0.1
Oil Refining & Marketing	0.1

101.3%

Credit Quality†#

Baa	3.1%
Ba	42.5
B	37.7
Caa	11.9
C	0.2
Not Rated@	4.6

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

98

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CONVERTIBLE BONDS & NOTES — 2.4%
Airlines — 0.3%
JetBlue Airways Corp. Senior Notes 0.50% due 04/01/2026*	$1,974,000	$1,857,534

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes zero coupon due 03/15/2026*	2,377,000	3,081,186

Internet Gambling — 0.2%
DraftKings, Inc. Senior Notes zero coupon due 03/15/2028*	1,578,000	1,222,539

Machinery - General Industrial — 0.4%
Middleby Corp. Senior Notes 1.00% due 09/01/2025	1,542,000	2,226,648

Medical Instruments — 0.3%
NuVasive, Inc. Senior Bonds 0.38% due 03/15/2025	1,960,000	1,839,950

Oil Companies - Exploration & Production — 0.3%
Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025	1,125,000	1,940,063

Real Estate Investment Trusts — 0.2%
Pebblebrook Hotel Trust Senior Notes 1.75% due 12/15/2026	1,450,000	1,534,825

Retail - Restaurants — 0.2%
Shake Shack, Inc. Senior Notes 0.01% due 03/01/2028*	1,375,000	1,138,672

Total U.S. CONVERTIBLE BONDS & NOTES
(cost $13,712,333)		14,841,417

U.S. CORPORATE BONDS & NOTES — 75.5%
Aerospace/Defense - Equipment — 1.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,351,599
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,367,875
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	890,419

		7,609,893

Applications Software — 1.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,713,150
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	356,775
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	392,437
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,380,966

		6,843,328

Security Description	Principal Amount(10)	Value (Note 2)

Auto - Cars/Light Trucks — 2.9%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	$615,000	$616,045
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	555,000	588,827
Ford Motor Credit Co. LLC Senior Notes 3.09% due 01/09/2023	1,885,000	1,908,808
Ford Motor Credit Co. LLC Senior Notes 3.35% due 11/01/2022	1,015,000	1,025,383
Ford Motor Credit Co. LLC Senior Notes 3.37% due 11/17/2023	2,165,000	2,214,795
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,514,000	1,579,102
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	775,000	808,767
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	3,440,000	3,667,900
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	3,065,000	3,303,886
Ford Motor Credit Co. LLC Senior Notes 5.58% due 03/18/2024	1,901,000	2,030,943

		17,744,456

Auto/Truck Parts & Equipment - Original — 0.4%
Meritor, Inc. Company Guar. Notes 4.50% due 12/15/2028*	2,375,000	2,363,125

Broadcast Services/Program — 0.4%
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	2,450,000	2,541,875

Building & Construction Products - Misc. — 0.6%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,489,874
Victors Merger Corp. Senior Notes 6.38% due 05/15/2029*	1,170,000	1,093,950

		3,583,824

Building - Mobile Home/Manufactured Housing — 0.4%
Williams Scotsman International, Inc. Senior Sec. Notes 4.63% due 08/15/2028*	2,559,000	2,603,783

Building - Residential/Commercial — 2.9%
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 08/01/2029*	1,315,000	1,301,850
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 04/01/2030*	1,035,000	1,013,266
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,105,000

99

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
Century Communities, Inc. Company Guar. Notes 3.88% due 08/15/2029*	$3,465,000	$3,413,493
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	803,131
M/I Homes, Inc. Company Guar. Notes 3.95% due 02/15/2030	1,910,000	1,886,125
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,179,350
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,922,800
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	461,175
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,794,011

		17,880,201

Cable/Satellite TV — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,639,908
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	3,200,000	3,074,608
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,617,038
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,240,000	1,234,891
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,973,031
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	847,040
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	2,850,000	3,013,134
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,368,450
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,800,000	1,822,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	2,275,000	2,301,071
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	1,085,000	1,063,300
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,017,225
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	1,325,000	1,305,138

		25,277,334

Security Description	Principal Amount(10)	Value (Note 2)

Casino Hotels — 0.9%
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	$1,560,000	$1,556,552
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,563,661
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*#	1,290,000	1,267,425

		5,387,638

Casino Services — 1.1%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029*	1,075,000	1,048,125
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	2,490,000	2,589,052
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	2,840,000	3,115,906

		6,753,083

Cellular Telecom — 2.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,114,000	4,609,860
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,628,063
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,025,000	2,224,969
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	2,255,000	2,227,320
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	1,110,000	1,096,375
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	3,825,000	3,825,669

		15,612,256

Commercial Services — 0.7%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	4,678,000	4,523,813

Computer Services — 0.8%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	3,231,000	3,266,670
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,340,000	1,391,925

		4,658,595

Containers - Metal/Glass — 1.4%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,525,000	1,494,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	3,090,000	3,201,765

100

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass (continued)
Silgan Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2028	EUR	3,400,000	$3,827,601

			8,523,866

Containers - Paper/Plastic — 1.2%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*		1,835,000	1,901,611
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*		3,020,000	3,012,178
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*		1,340,000	1,393,747
Graphic Packaging International LLC Company Guar. Notes 3.75% due 02/01/2030*		1,190,000	1,182,705

			7,490,241

Diagnostic Equipment — 0.4%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*		2,505,000	2,586,914

Disposable Medical Products — 1.1%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*		4,595,000	4,537,562
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*		2,079,000	2,079,000

			6,616,562

Distribution/Wholesale — 0.5%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*		1,225,000	1,235,719
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*		325,000	345,719
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*		1,200,000	1,245,840

			2,827,278

E-Commerce/Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 3.50% due 03/01/2029*		2,230,000	2,120,908

Electronic Parts Distribution — 0.6%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*		3,785,000	3,813,387

Enterprise Software/Service — 0.4%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*		1,525,000	1,517,375
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 12/01/2031*		805,000	799,115

			2,316,490

Security Description	Principal Amount(10)	Value (Note 2)

Entertainment Software — 0.4%
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*	$2,555,000	$2,561,388

Finance - Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,499,400
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,565,000	1,633,461

		3,132,861

Finance - Consumer Loans — 2.2%
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,091,696
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	1,525,000	1,471,625
SLM Corp. Senior Notes 3.13% due 11/02/2026	2,766,000	2,706,227
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	4,135,000	4,351,447
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	509,250
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,505,000	1,655,500
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	534,091

		13,319,836

Finance - Mortgage Loan/Banker — 3.4%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	3,910,000	4,251,323
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	3,460,000	3,202,472
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	1,605,000	1,473,230
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,456,175
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	1,580,000	1,518,775
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	1,360,000	1,251,200
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	2,825,000	2,839,125
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	3,915,000	3,727,432

		20,719,732

101

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	$2,310,000	$2,385,075
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,104,743

		3,489,818

Food - Catering — 0.3%
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	765,000	774,563
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	855,000	859,275

		1,633,838

Food - Misc./Diversified — 1.3%
B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027#	3,140,000	3,191,025
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,061,168
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,483,301

		7,735,494

Food - Wholesale/Distribution — 0.5%
Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	1,525,000	1,466,852
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,765,000	1,817,950

		3,284,802

Gambling (Non-Hotel) — 0.6%
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	664,762
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	2,695,000	2,748,900

		3,413,662

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	751,000	803,570
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	5,000	5,325
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,169,019

		3,977,914

Golf — 0.5%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	3,270,000	3,131,025

Security Description	Principal Amount(10)	Value (Note 2)

Hazardous Waste Disposal — 0.3%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	$1,925,000	$1,969,275

Independent Power Producers — 0.4%
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 02/15/2031*	1,005,000	993,362
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	265,000	260,389
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,375,500

		2,629,251

Insurance Brokers — 0.2%
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,015,000	974,400

Insurance - Multi-line — 1.4%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,093,862
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	1,890,000	2,041,200
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	270,400
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,293,975
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034	1,120,000	1,164,800

		8,864,237

Interior Design/Architecture — 0.4%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	2,842,000	2,593,325

Internet Content - Information/News — 0.7%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	2,085,000	2,064,150
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	2,120,000	2,140,564

		4,204,714

Machinery - General Industrial — 0.2%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	1,195,000	1,215,231

Medical Labs & Testing Services — 0.6%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	575,000	548,234
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.50% due 04/01/2030*	615,000	597,411
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	563,394

102

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services (continued)
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	$1,840,000	$1,895,200

		3,604,239

Medical Products — 0.3%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	1,965,000	2,038,388

Medical - Drugs — 0.4%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	20,568
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	2,400,000	2,490,000

		2,510,568

Medical - Hospitals — 3.7%
CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*	6,035,000	5,944,490
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	635,000	650,875
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	3,695,000	3,828,759
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,870,000	6,401,969
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	3,520,000	3,938,000
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	121,538
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	311,044
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	917,000	1,352,923

		22,549,598

Metal - Aluminum — 0.5%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	1,035,000	1,034,100
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,070,000	1,032,550
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	1,230,000	1,241,906

		3,308,556

Office Automation & Equipment — 1.5%
CDW LLC / CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	2,545,000	2,560,308
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	874,238

Security Description	Principal Amount(10)	Value (Note 2)

Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 4.38% due 03/15/2023	$4,060,000	$4,156,425
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	1,490,000	1,530,975

		9,121,946

Oil Companies - Exploration & Production — 5.5%
Apache Corp. Senior Notes 4.38% due 10/15/2028	2,775,000	2,926,459
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,150,836
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,178,590
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	2,010,000	2,165,297
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	1,050,000	1,166,760
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	990,000	1,152,360
EQT Corp. Senior Notes 3.13% due 05/15/2026*	925,000	924,408
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,814,019
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	5,505,000	5,320,803
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,720,000	1,689,900
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	2,205,000	2,184,196
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	7,570,000	7,272,083
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	1,380,000	1,475,510
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	545,000	636,315
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	288,000	328,320
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,320,000	1,440,975

		33,826,831

Oil Refining & Marketing — 0.1%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	391,875

103

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 7.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	$3,005,000	$3,087,938
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	2,401,000	2,355,153
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	950,765
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	765,000	755,323
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	931,200
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,449,498
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,105,000	5,462,350
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	3,123,000	3,099,577
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	2,445,000	2,506,125
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	1,415,000	1,404,388
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,085,000	1,095,850
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	1,225,000	1,301,985
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	739,800
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,035,000	1,208,419
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	2,415,000	2,590,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	3,385,000	3,600,692
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,700,000	1,706,664
Venture Global Calcasieu Pass LLC Senior Sec. Notes 4.13% due 08/15/2031*	1,335,000	1,365,398
Western Midstream Operating LP Senior Notes 4.35% due 02/01/2025	1,200,000	1,242,000
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	4,725,000	5,091,187

Security Description	Principal Amount(10)	Value (Note 2)

Pipelines (continued)
Western Midstream Operating LP Senior Notes 6.50% due 02/01/2050	$1,375,000	$1,570,305

		43,514,705

Protection/Safety — 0.1%
APX Group, Inc. Senior Sec. Notes 6.75% due 02/15/2027*	540,000	561,357

Racetracks — 1.1%
Penn National Gaming, Inc. Senior Notes 4.13% due 07/01/2029*	720,000	679,464
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	5,255,000	5,377,336
Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	758,000	773,160

		6,829,960

Real Estate Investment Trusts — 1.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	3,095,000	3,076,739
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	310,000	311,581
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	3,875,000	4,114,345
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	252,728
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	169,125
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	188,000	196,460
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,335,508
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,152,552

		10,609,038

Rental Auto/Equipment — 1.3%
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,341,984
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	4,165,000	4,362,838

		7,704,822

Retail - Apparel/Shoe — 0.6%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	1,760,000	1,683,933

104

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Apparel/Shoe (continued)
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	$1,760,000	$1,682,648

		3,366,581

Retail - Arts & Crafts — 0.6%
Michaels Cos., Inc. Senior Sec. Notes 5.25% due 05/01/2028*	2,160,000	2,134,901
Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	1,495,000	1,483,787

		3,618,688

Retail - Building Products — 1.7%
Ambience Merger Sub, Inc. Senior Sec. Notes 4.88% due 07/15/2028*	385,000	380,188
Ambience Merger Sub, Inc. Company Guar. Notes 7.13% due 07/15/2029*	410,000	393,600
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	3,905,000	3,737,866
Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	4,200,000	4,329,360
SRS Distribution, Inc. Senior Sec. Notes 4.63% due 07/01/2028*	1,650,000	1,653,902

		10,494,916

Retail - Misc./Diversified — 0.7%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	1,785,000	1,914,413
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,264,837

		4,179,250

Retail - Office Supplies — 1.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,885,000	5,843,246

Retail - Pawn Shops — 0.4%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	2,605,000	2,592,183

Retail - Pet Food & Supplies — 0.5%
PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	1,395,000	1,411,886
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	1,365,000	1,458,844

		2,870,730

Retail - Regional Department Stores — 0.1%
Macy’s Retail Holdings LLC Company Guar. Notes 2.88% due 02/15/2023	31,000	31,477
Macy’s Retail Holdings LLC Company Guar. Notes 3.63% due 06/01/2024#	499,000	512,723

		544,200

Security Description	Principal Amount(10)	Value (Note 2)

Retail - Restaurants — 0.6%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC Company Guar. Notes 5.13% due 04/15/2029*#	$1,180,000	$1,161,863
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,880,325
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	811,865

		3,854,053

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	1,195,000	1,235,534

Telecom Services — 1.7%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,705,000	1,869,004
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,450,000	1,454,075
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	1,550,000	1,600,646
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	2,570,000	2,645,288
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	1,907,036	1,874,864
Frontier Communications Holdings LLC Sec. Notes 6.00% due 01/15/2030*	900,000	885,321

		10,329,198

Television — 0.6%
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	3,635,000	3,729,328

Theaters — 0.8%
Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*	4,010,000	3,804,487
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*#	1,105,000	1,096,713

		4,901,200

Toys — 0.3%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	920,000	933,837
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,102,275

		2,036,112

Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,680,000	1,635,480

105

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Services — 0.2%
First Student Bidco, Inc./First Transit Parent, Inc. Senior Sec. Notes 4.00% due 07/31/2029*		$1,485,000	$1,411,062

Web Hosting/Design — 0.7%
Endurance Acquisition Merger Sub Senior Notes 6.00% due 02/15/2029*		4,675,000	4,277,625

Total U.S. Corporate Bonds & Notes
(cost $450,329,867)			462,020,922

FOREIGN CORPORATE BONDS & NOTES — 14.3%
Auto/Truck Parts & Equipment - Original — 0.9%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,689,860
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*#		2,580,000	2,583,225

			5,273,085

Building - Residential/Commercial — 0.3%
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*		1,625,000	1,657,500

Cable/Satellite TV — 1.5%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,472,902
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*		1,575,000	1,590,750
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*		3,285,000	3,219,300
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		2,785,000	2,866,545

			9,149,497

Cellular Telecom — 0.8%
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*		525,000	519,750
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		3,940,000	4,202,601

			4,722,351

Chemicals - Specialty — 0.1%
Diamond BC BV Company Guar. Notes 4.63% due 10/01/2029*		430,000	420,540

Containers - Metal/Glass — 1.8%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)		4,450,000	4,550,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		1,325,000	1,339,986
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*		1,115,000	1,147,056

Security Description	Principal Amount(10)		Value (Note 2)

Containers - Metal/Glass (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*		$2,435,000	$2,386,300
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*		1,445,000	1,491,702

			10,915,169

Cruise Lines — 1.9%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*		429,000	417,481
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*		5,340,000	5,193,150
Carnival Corp. Senior Notes 7.63% due 03/01/2026*		480,000	492,135
Carnival Corp. Company Guar. Notes 7.63% due 03/01/2026*	EUR	360,000	425,791
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 08/31/2026*		5,450,000	5,313,750

			11,842,307

Electronic Components - Misc. — 0.2%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,553,129

Enterprise Software/Service — 0.4%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*		1,790,000	1,785,212
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*		565,000	561,655

			2,346,867

Finance - Consumer Loans — 0.6%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*		1,210,000	1,237,225
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		2,300,000	2,356,212

			3,593,437

Medical - Biomedical/Gene — 0.1%
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*		935,000	925,650

Medical - Drugs — 2.4%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*		4,180,000	3,709,666
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*		6,425,000	5,509,437
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*		2,480,000	2,393,200

106

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(10)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical - Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		$2,312,000	$2,335,120
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	464,447

			14,411,870

Metal - Aluminum — 0.4%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*		1,899,000	1,920,592
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*#		415,000	394,250
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*		250,000	260,720

			2,575,562

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		2,115,000	1,072,643

Retail - Restaurants — 1.4%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		3,620,000	3,479,544
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		3,115,000	3,075,471
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*		2,360,000	2,250,708

			8,805,723

Telecom Services — 1.3%
Iliad Holding SAS Senior Sec. Notes 6.50% due 10/15/2026*		1,010,000	1,032,907
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*		655,000	671,375
Kaixo Bondco Telecom SA Senior Notes 5.13% due 09/30/2029*	EUR	2,525,000	2,842,127
Lorca Telecom Bondco SA Senior Sec. Notes 4.00% due 09/18/2027*	EUR	3,255,000	3,709,955

			8,256,364

Total Foreign Corporate Bonds & Notes
(cost $88,666,282)			87,521,694

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building - Heavy Construction — 0.3%
Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,414,199)	EUR	900,000	1,815,742

LOANS(2)(3)(4) — 2.4%
Auto/Truck Parts & Equipment - Original — 0.3%
Clarios Global LP FRS BTL-B 3.34% (1 ML +3.25%) due 04/30/2026		1,572,087	1,551,453

Security Description	Shares/ Principal Amount(10)	Value (Note 2)

Data Processing/Management — 0.4%
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML+3.25%) due 02/08/2026	$2,605,647	$2,586,756

Educational Software — 0.4%
Ascend Learning LLC FRS BTL coupon TBD due 11/18/2028	2,450,000	2,432,389

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B 2.85% to 2.87% (3 ML+2.75%) due 04/25/2025	1,654,425	1,623,749
Hub International, Ltd. FRS BTL-B coupon TBD due 04/25/2025	435,000	432,621

		2,056,370

Rental Auto/Equipment — 0.3%
PECF USS Intermediate Holding III Corp. FRS BTL-B coupon TBD due 11/04/2028	1,740,000	1,737,825

Theaters — 0.7%
Crown Fiannce US, Inc. FRS BTL 3.50% (6 ML+2.50%) due 02/28/2025	2,519,932	2,023,032
Crown Fiannce US, Inc. FRS BTL coupon TBD due 02/28/2025	2,608,773	2,094,355
Crown Finance US, Inc. FRS BTL-B1 9.25% (6 ML+8.25%) due 05/23/2024	221,849	233,496

		4,350,883

Total Loans
(cost $15,122,488)		14,715,676

COMMON STOCKS — 0.6%
Coal — 0.0%
Foresight Energy LLC†(5)	3,805	51,366

Telecom Services — 0.6%
Frontier Communications Parent, Inc.†	100,053	3,342,771

Total Common Stocks
(cost $2,698,985)		3,394,137

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.6%
Credit Suisse Group AG 6.25% due 12/18/2024(6) (cost $3,508,727)	$3,610,000	3,812,961

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(7) (cost $0)	616	7,408

Total Long-Term Investment Securities
(cost $575,452,881)		588,129,957

107

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount(10)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(8)(9) (cost $3,814,173)	3,814,173	$3,814,173

REPURCHASE AGREEMENTS — 4.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $28,087,000 and collateralized by $26,730,700 of United States Treasury Notes, bearing interest at 2.88% due 08/31/2028 and having an approximate value of $28,648,842 (cost $28,087,000)	$28,087,000	28,087,000

TOTAL INVESTMENTS
(cost $607,354,054)(11)	101.3%	620,031,130
Liabilities in excess of other assets	(1.3)	(8,029,919)

NET ASSETS	100.0%	$612,001,211

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $379,549,928 representing 62.0% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Foresight Energy LLC	08/25/2020	3,805	$2,584	$51,366	$13.50	0.01%

(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 2).
(8)	The rate shown is the 7-day yield as of November 30, 2021.
(9)

At November 30, 2021, the Fund had loaned securities with a total value of $3,716,581. This was secured by collateral of 3,814,173, which was received in cash and subsequently invested in short-term investments currently valued at $3,814,173 as reported in the Portfolio of Investments. Additional collateral of $10,450 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	2/3/2022	$613
United States Treasury Notes/Bonds	0.13% to 3.88%	01/15/2022 to 05/15/2051	9,837

(10)	Denominated in United States dollars unless otherwise indicated.
(11)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

3 ML—3 Month USD Libor

6 ML—6 Month USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Appreciation (Depreciation)
BNP Paribas SA	EUR	13,542,000	USD	15,198,038	12/31/2021	$–	$(179,787)

EUR—Euro Currency

USD—United States Dollar

108

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Convertible Bonds & Notes	$—	$14,841,417	$—	$14,841,417
U.S. Corporate Bonds & Notes	—	462,020,922	—	462,020,922
Foreign Corporate Bonds & Notes	—	87,521,694	—	87,521,694
Foreign Convertible Bonds & Notes	—	1,815,742	—	1,815,742
Loans	—	14,715,676	—	14,715,676
Common Stocks:
Coal	—	51,366	—	51,366
Other Industries	3,342,771	—	—	3,342,771
Preferred Securities/Capital Securities	—	3,812,961	—	3,812,961
Escrows and Litigation Trusts	—	—	7,408	7,408
Short-Term Investment Securities	3,814,173	—	—	3,814,173
Repurchase Agreements	—	28,087,000	—	28,087,000

Total Investments at Value	$7,156,944	$612,866,778	$7,408	$620,031,130

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$179,787	$—	$179,787

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

109

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

United States Treasury Notes	36.1%
Sovereign	26.9
United States Treasury Bonds	16.8
Diversified Financial Services	7.4
Repurchase Agreements	5.3
Oil Companies — Integrated	0.6
Oil Companies — Exploration & Production	0.4
Pipelines	0.2
Computer Services	0.2
Electronic Components — Semiconductors	0.2
Building & Construction Products — Misc.	0.2
Food — Meat Products	0.2
Decision Support Software	0.2
Consulting Services	0.2
Trucking/Leasing	0.2
Office Automation & Equipment	0.2
Apparel Manufacturers	0.2
Retail — Pawn Shops	0.1
Funeral Services & Related Items	0.1
Finance — Leasing Companies	0.1
Retail — Building Products	0.1
Networking Products	0.1
Transactional Software	0.1
Internet Security	0.1
Insurance Brokers	0.1
Distribution/Wholesale	0.1
Federal Home Loan Mtg. Corp.	0.1
Enterprise Software/Service	0.1
Chemicals — Specialty	0.1
Containers — Paper/Plastic	0.1
Casino Hotels	0.1
Data Processing/Management	0.1
Insurance — Property/Casualty	0.1
Medical — Drugs	0.1
Professional Sports	0.1
Diagnostic Equipment	0.1
Commercial Services — Finance	0.1
Energy — Alternate Sources	0.1
Cable/Satellite TV	0.1
Registered Investment Companies	0.1
Retail — Restaurants	0.1
Building Products — Doors & Windows	0.1
Commercial Services	0.1
Finance — Credit Card	0.1
Auto/Truck Parts & Equipment — Original	0.1
Federal National Mtg. Assoc.	0.1
Food — Flour & Grain	0.1
Medical — Hospitals	0.1
Security Services	0.1
Multimedia	0.1

98.8%

Credit Quality+#

Aaa	76.9%
Aa	2.7
A	0.4
Baa	4.0
Ba	3.2
B	1.6
Not Rated@	11.2

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Principal Amount(12)	Value (Note 2)

ASSET BACKED SECURITIES — 7.4%
Diversified Financial Services — 7.4%
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(1)(6)	$1,723,472	$1,715,419
Ajax Mtg. Loan Trust Series 2021-C, Class A 2.12% due 01/25/2061*(6)	525,157	521,570
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(1)(2)	703,027	696,913
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.19% (1 ML+1.10%) due 05/15/2036*	305,000	304,141
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	665,000	660,843
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.30% (3 ML+1.18%) due 07/25/2034*(3)	1,940,000	1,939,509
BANK VRS Series 2020-BN29, Class XA 1.46% due 11/15/2053(2)(4)(5)	11,023,019	1,091,896
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.63% due 01/15/2054(2)(4)(5)	3,893,087	451,200
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.27% (3 ML+1.15%) due 04/19/2034*(3)	2,370,000	2,373,245
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(1)(2)	489,729	490,045
Buckhorn Park CLO, Ltd. FRS Series 2019-1A, Class AR 1.24% (3 ML+1.12%) due 07/18/2034*(3)	2,430,000	2,429,385
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.16% (1 ML+1.07%) due 12/15/2037*(4)	750,000	748,818
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(1)(2)	972,186	962,778
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	540,000	536,863
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(1)(2)	1,534,079	1,522,652
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(1)(2)	515,424	516,684
CSMC Trust VRS Series 2021-RPL2, Class M3 3.47% due 01/25/2060*(1)(2)	376,575	392,087
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(1)(2)	444,150	441,407
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(1)(2)	379,893	376,555
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(1)(2)	1,173,323	1,165,881

Security Description	Principal Amount(12)	Value (Note 2)

Diversified Financial Services (continued)
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.25% (3 ML + 1.12%) due 04/20/2034*(3)	$2,515,000	$2,514,364
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(1)(6)	520,756	517,435
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(1)(6)	652,583	648,119
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(3)	1,935,000	1,934,497
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	770,000	770,472
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(1)(2)	744,660	742,151
Nassau LLC FRS Series 2021-IA, Class A1 1.39% (3 ML+1.25%) due 08/26/2034*(3)	2,010,000	2,009,483
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	669,124	659,937
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(1)(2)	540,327	538,566
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(1)(2)	1,563,108	1,547,656
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.14% (3 ML+1.02%) due 04/15/2031*(3)	1,365,000	1,364,656
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(1)(6)	354,980	355,202
Pretium Mtg. Credit Partners I LLC Series 2021-NPL2, Class A1 1.99% due 06/27/2060*(6)	952,274	943,646
Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(6)	718,672	714,885
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(1)(6)	1,824,035	1,806,806
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(1)(6)	934,746	928,129
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(1)(6)	759,043	756,198
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(1)(6)	997,229	988,990
PRPM LLC VRS Series 2021-9, Class A1 2.36% due 10/25/2026*(1)(2)	1,936,523	1,926,046
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(1)(6)	741,233	738,898

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.27% (3 ML + 1.15%) due 07/15/2035*(3)	$1,980,000	$1,981,679
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.23% (3 ML + 1.11%) due 07/15/2036*(3)	1,710,000	1,709,567
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(1)(2)	1,474,487	1,461,951
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.19% (3 ML+1.07%) due 04/25/2034*(3)	1,960,000	1,959,506
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(1)(2)	439,000	436,479
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	820,000	846,506
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(1)(6)	970,000	966,572
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(2)	1,885,226	1,891,977
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	710,000	708,216
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(6)	943,904	936,056
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(6)	254,902	254,902
Venture 37 CLO, Ltd. FRS Series 2019-37A, Class A1R 1.27% (3 ML+1.15%) due 07/15/2032*(3)	2,040,000	2,039,994
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(3)	760,000	759,808
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(6)	254,784	254,465
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(1)(2)	589,191	585,263
VOLT LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	1,013,843	1,011,651
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(3)	1,530,000	1,530,257
Wendy’s Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,730,663	1,706,544
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	783,581

Security Description	Principal Amount(12)	Value (Note 2)

Diversified Financial Services (continued)
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	$313,425	$319,008

Total Asset Backed Securities
(cost $64,137,240)		63,888,009

U.S. CORPORATE BONDS & NOTES — 3.2%
Apparel Manufacturers — 0.2%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	1,340,000	1,379,584

Building & Construction Products - Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,360,000	1,337,900

Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,830,000	1,839,168

Consulting Services — 0.2%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	1,355,000	1,351,612

Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,585,000	1,630,696

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,800,000	1,735,930

Finance - Leasing Companies — 0.1%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,185,000	1,188,947

Food - Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,595,000	1,671,991

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	1,360,000	1,298,800

Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	760,000	767,600

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	1,386,000	1,385,792

Oil Companies - Exploration & Production — 0.4%
Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,881,000
Hess Corp. Senior Notes 7.88% due 10/01/2029	1,325,000	1,783,641

		3,664,641

112

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	$3,161,000	$3,091,935

Pipelines — 0.2%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	619,234
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	1,159,000	1,406,869

		2,026,103

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,345,000	1,338,383

Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	772,000	751,542

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,487,361

Total U.S. Corporate Bonds & Notes
(cost $28,006,389)		27,947,985

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Energy - Alternate Sources — 0.1%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	400,000	434,604

Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	855,000	914,850

Oil Companies - Integrated — 0.2%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	1,490,000	1,550,375
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	880,000	824,560

		2,374,935

Total Foreign Corporate Bonds & Notes
(cost $3,891,205)		3,724,389

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 0.54% (1 ML+0.45%) due 12/15/2038(1)	21,601	21,612
Series 3925, Class FL 0.54% (1 ML+0.45%) due 01/15/2041(1)	322,871	324,273
Series 4001, Class FM 0.59% (1 ML+0.50%) due 02/15/2042(1)	199,614	201,875

Security Description	Principal Amount(12)		Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 3355, Class BF 0.79% (1 ML+0.70%) due 08/15/2037(1)		$234,083	$239,979

			787,739

Federal National Mtg. Assoc. — 0.1%
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 0.49% (1 ML+0.40%) due 09/25/2042(1)		300,031	301,967

Government National Mtg. Assoc. — 0.0%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.64% (1 ML+0.55%) due 02/16/2040(1)		192,193	193,993

Total U.S. Government Agencies
(cost $1,272,516)			1,283,699

U.S. GOVERNMENT TREASURIES — 52.9%
United States Treasury Bonds — 16.8%
United States Treasury Bonds TIPS(7) 0.13% due 02/15/2051		4,788,248	5,740,567
0.25% due 02/15/2050		19,955,616	24,419,127
0.63% due 02/15/2043		6,973,143	8,771,860
0.75% due 02/15/2042		7,080,445	9,054,949
0.75% due 02/15/2045		27,999,215	36,524,757
0.88% due 02/15/2047		9,743,430	13,324,330
1.00% due 02/15/2046		7,998,484	11,059,310
1.00% due 02/15/2048(11)		11,467,607	16,275,939
1.38% due 02/15/2044		5,042,974	7,283,945
2.13% due 02/15/2040		3,045,648	4,710,226
2.13% due 02/15/2041		5,222,925	8,179,590

			145,344,600

United States Treasury Notes — 36.1%
United States Treasury Notes TIPS(7) 0.13% due 07/15/2024		1,507,471	1,617,999
0.13% due 04/15/2025		19,267,813	20,736,231
0.13% due 07/15/2026		21,925,892	23,928,343
0.13% due 01/15/2030		12,473,136	13,885,134
0.13% due 07/15/2030		46,530,516	52,119,631
0.13% due 07/15/2031		18,308,089	20,547,255
0.25% due 07/15/2029		10,722,900	12,054,676
0.38% due 01/15/2027		30,061,833	33,236,331
0.38% due 07/15/2027		20,476,815	22,844,447
0.50% due 01/15/2028		12,404,025	13,955,255
0.63% due 01/15/2026		14,602,055	16,125,003
0.75% due 07/15/2028		21,832,146	25,158,137
0.88% due 01/15/2029		47,980,546	55,865,474

			312,073,916

Total U.S. Government Treasuries
(cost $422,096,456)			457,418,516

FOREIGN GOVERNMENT OBLIGATIONS — 26.9%
Sovereign — 26.9%
Commonwealth of Australia Senior Notes 0.80% due 11/21/2027(7)	AUD	20,559,900	15,904,079
Commonwealth of Australia Senior Notes 3.82% due 09/20/2025(7)	AUD	15,583,365	12,884,934
Government of Canada Bonds 2.00% due 12/01/2041(7)	CAD	22,798,244	24,926,371

113

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Canada Bonds 4.00% due 12/01/2031(7)	CAD	26,582,050	$30,260,609
Government of Canada Bonds 4.25% due 12/01/2026(7)	CAD	30,587,036	30,237,911
Government of New Zealand Notes 2.27% due 09/20/2025(7)	NZD	43,118,600	32,125,954
Government of Romania Senior Notes 4.63% due 04/03/2049(7)	EUR	1,850,000	2,350,024
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(7)	EUR	9,960,770	13,871,194
Republic of Italy Bonds 0.40% due 04/11/2024*(7)	EUR	7,510,425	8,920,016
Republic of Italy Senior Notes 0.55% due 05/21/2026*(7)	EUR	32,981,190	39,853,574
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(7)	GBP	7,000,620	10,346,078
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(7)	GBP	4,973,745	10,598,218

Total Foreign Government Obligations
(cost $214,845,375)			232,278,962

LOANS(8)(9)(10) — 2.4%
Advanced Materials — 0.0%
CeramTec AcquiCo GmbH FRS BTL-B1 2.50% (3 ME+2.50%) due 03/07/2025(15)	EUR	200,000	225,327

Aerospace/Defense - Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.34% (1 ML+2.25%) due 05/30/2025		247,481	242,493

Airlines — 0.0%
United Airlines, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 04/21/2028		99,500	99,002

Airport Development/Maintenance — 0.0%
Brown Group Holding LLC FRS BTL-B TBD due 06/07/2028		200,000	198,250

Alternative Waste Technology — 0.0%
Covanta Holding Corp. FRS BTL-B TBD due 11/30/2028		93,031	93,002
Covanta Holding Corp. FRS BTL-C TBD due 11/30/2028		6,969	6,967

Auto/Truck Parts & Equipment - Original — 0.1%
Clarios Global LP FRS BTL-B 3.34% (1 ML+3.25%) due 04/30/2026		213,436	210,635

Security Description	Principal Amount(12)	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
First Brands Group LLC FRS BTL 6.00% (3 ML+5.00%) due 03/30/2027	$114,663	$114,950

		325,585

Auto/Truck Parts & Equipment - Replacement — 0.0%
Adient US LLC FRS BTL-B 3.59% (1 ML+3.50%) due 04/08/2028	99,750	99,314

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.59% (1 ML+2.50%) due 09/18/2026	224,527	223,592

Building & Construction Products - Misc. — 0.1%
CP Atlas Buyer, Inc. FRS BTL-B 4.25% (1 ML+3.75%) due 11/23/2027	109,450	108,356
Standard Industries, Inc. FRS BTL-B 3.00% (3 ML+2.50%) due 09/22/2028	125,000	124,551
Zurn LLC FRS BTL-B 2.75% (1 ML+2.25%) due 10/04/2028	110,000	109,862

		342,769

Building Products - Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.84% (1 ML+1.75%) due 03/01/2027	247,487	243,930

Building Products - Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 2.59% (1 ML+2.50%) due 02/01/2027	247,481	243,985

Building Products - Doors & Windows — 0.1%
Chamberlain Group, Inc. FRS BTL-B TBD due 11/03/2028	100,000	99,375
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 04/12/2028	296,973	295,563

		394,938

Building - Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/21/2024	197,933	194,575

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL-B2 1.85% (1 ML+1.75%) due 02/01/2027	197,980	195,546
UPC Financing Partnership FRS BTL 3.09% (1 ML+3.00%) due 01/31/2029	240,000	237,850

		433,396

114

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B3 2.33% (1 WL+2.25%) due 09/15/2023	$245,853	$245,127
Caesars Resort Collection LLC FRS BTL-B 2.84% (1 ML+2.75%) due 12/23/2024	371,144	367,226

		612,353

Chemicals - Specialty — 0.1%
Diamod BC BV FRS BTL-B 3.50% (3 ML+3.00%) due 09/29/2028	250,000	248,359
Starfruit US HoldCo. LLC FRS BTL-B 3.09% (1 ML+3.00%) due 10/01/2025	195,320	192,635
Tronox Finance LLC FRS BTL-B 2.34% (1 ML+2.25%) due 03/13/2028	47,345	46,793
Tronox Finance LLC FRS BTL-B 2.38% (3 ML+2.25%) due 03/13/2028	162,882	160,982

		648,769

Commercial Services — 0.1%
Amentum Government Services Holdings LLC FRS BTL-B 5.50% (3 ML+4.75%) due 01/29/2027	278,600	277,555
TransUnion LLC FRS BTL-B6 TBD due 12/01/2028	240,000	238,400
WEX, Inc. FRS BTL 2.34% (1 ML+2.25%) due 03/31/2028	213,925	211,607
WW International, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 04/13/2028	99,750	98,486

		826,048

Computer Services — 0.0%
Peraton Corp. FRS BTL-B 4.50% (1 ML+3.75%) due 02/01/2028	109,450	109,154

Consulting Services — 0.0%
AlixPartners LLP FRS BTL-B 3.25% (1 ML+2.75%) due 02/04/2028	208,950	207,448

Containers - Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML+3.50%) due 02/23/2028	295,033	292,525
Proampac PG Borrower LLC FRS BTL 4.50% (1 ML+3.75%) due 11/03/2025	95,567	95,185

Security Description	Principal Amount(12)	Value (Note 2)

Containers - Paper/Plastic (continued)
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML+3.75%) due 11/03/2025	$251,808	$250,801
Proampac PG Borrower LLC FRS BTL 6.00% (USFRBPLR+2.75%) due 11/03/2025	875	871

		639,382

Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML+3.75%) due 10/01/2026	198,499	197,854

Cruise Lines — 0.0%
Carnival Corp. FRS BTL-B 4.00% (6 ML+3.25%) due 10/18/2028	210,000	206,719

Data Processing/Management — 0.1%
CCC Intelligent Solutions, Inc. FRS BTL-B 3.00% (3 ML+2.50%) due 09/21/2028	100,000	99,438
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML+3.25%) due 02/06/2026	471,001	467,586

		567,294

Diagnostic Equipment — 0.1%
Avantor, Inc. FRS BTL-B5 2.75% (1 ML+2.25%) due 11/08/2027	452,725	450,178

Disposable Medical Products — 0.0%
Medline Industries, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 10/23/2028	190,000	189,402

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.09% (1 ML+2.00%) due 01/15/2027	247,475	243,221
Core & Main LP FRS BTL-B 2.59% (1 ML+2.50%) due 07/27/2028	247,452	244,977
KPAE Finance Sub, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 10/28/2027	114,425	113,996
Univar Solutions USA, Inc. FRS BTL-B6 2.09% (1 ML+2.00%) due 06/03/2028	224,438	223,091

		825,285

Electric - Integrated — 0.0%
Exgen Renewables IV LLC FRS BTL 3.50% (3 ML+2.50%) due 12/15/2027	122,187	122,012

115

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Enterprise Software/Service — 0.1%
E2open LLC FRS BTL-B 4.00% (3 ML+3.50%) due 02/04/2028	$243,776	$243,166
Hyland Software, Inc. FRS BTL 4.25% (1 ML+3.50%) due 07/01/2024	247,449	246,934
Ultimate Software Group, Inc. FRS 1st Lien 3.84% (1 ML+3.75%) due 05/04/2026	247,475	245,990

		736,090

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.09% (1 ML+3.00%) due 06/15/2025	247,442	244,272
FleetCor Technologies Operating Co. LLC FRS BTL-B4 1.84% (1 ML+1.75%) due 04/28/2028	99,750	99,305

		343,577

Finance - Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	98,997	98,812

Finance - Leasing Companies — 0.0%
Setanta Aircraft Leasing DAC FRS BTL-B TBD due 11/05/2028	110,000	109,553

Food - Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (1 ML+2.25%) due 08/03/2025	67,839	67,373
Hostess Brands, LLC FRS BTL 3.00% (2 ML+2.25%) due 08/03/2025	631	627
Hostess Brands, LLC FRS BTL 3.00% (3 ML+2.25%) due 08/03/2025	179,005	177,773

		245,773

Food - Catering — 0.0%
Aramark Services, Inc. FRS BTL-B3 1.84% (1 ML+1.75%) due 03/11/2025	250,000	243,958

Food - Flour & Grain — 0.1%
CHG PPC Parent LLC FRS BTL TBD due 11/16/2028	300,000	297,750

Food - Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.34% (1 ML+2.25%) due 01/29/2027	247,494	242,196

Security Description	Principal Amount(12)	Value (Note 2)

Food - Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.09% (1 ML+2.00%) due 09/13/2026	$147,982	$145,454
US Foods, Inc. FRS BTL-B TBD due 11/17/2028	120,000	119,400

		264,854

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 2.84% (1 ML+2.75%) due 08/14/2024	247,436	245,611

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. FRS BTL-B 2.09% (1 ML+2.00%) due 10/08/2028	120,000	119,700

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 3.34% (1 ML+3.25%) due 05/09/2025	247,442	243,731
HUB International, Ltd. FRS BTL-B 2.85% - 2.87% (3 ML+2.75%) due 04/25/2025	247,442	242,854
USI, Inc. FRS BTL 3.13% (3 ML+3.00%) due 05/16/2024	371,134	367,423

		610,277

Insurance - Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.63% (3 ML+3.50%) due 02/15/2027	247,487	241,764

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.22% (1 ML+3.13%) due 11/03/2023	163,734	163,038
Asurion LLC FRS BTL-B7 3.09% (1 ML+3.00%) due 11/03/2024	148,465	146,944
Sedgwick Claims Management Services, Inc. FRS BTL 3.34% (1 ML+3.25%) due 12/31/2025	247,455	242,352

		552,334

Internet Content - Information/News — 0.0%
MH Sub I LLC FRS BTL 4.75% (1 ML+3.75%) due 09/13/2024	237,594	236,406

Internet Security — 0.0%
Proofpoint, Inc. FRS 1st Lien 3.75% (3 ML+3.25%) due 08/31/2028	100,000	98,982

116

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

LOANS (continued)
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.00% (1 ML+2.50%) due 05/12/2028	$114,713	$113,565

Machinery - General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML+3.50%) due 07/30/2027	247,509	246,519

Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 3.59% (1 ML+3.50%) due 09/30/2026	148,564	146,769

Medical Labs & Testing Services — 0.0%
ICON Luxembourg Sarl FRS BTL 3.00% (3 ML+2.50%) due 07/03/2028	79,854	79,588

Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL 3.50% (1 ML+2.75%) due 01/04/2026	123,029	122,260

Medical - Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.09% (1 ML+3.00%) due 06/02/2025	242,011	239,726
Indigo Merger Sub, Inc. FRS BTL 3.00% (3 ML+2.50%) due 07/03/2028	19,896	19,829
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML+3.50%) due 05/05/2028	114,713	114,390
Organon & Co. FRS BTL 3.50% (3 ML+3.00%) due 06/02/2028	124,688	124,480

		498,425

Medical - Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/31/2026	296,961	295,683

Medical - Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.88% (1 ML+3.38%) due 12/23/2027	174,125	171,785

Multimedia — 0.1%
EW Scripps Co. FRS BTL-B2 3.31% (1 ML+2.56%) due 05/01/2026	272,222	270,861

Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	243,902	243,399

Security Description	Principal Amount(12)	Value (Note 2)

Pipelines — 0.0%
DT Midstream, Inc. FRS BTL-B 2.50% (3 ML+2.00%) due 06/26/2028	$11,213	$11,199
DT Midstream, Inc. FRS BTL-B 2.50% (6 ML+2.00%) due 06/26/2028	103,500	103,370
Oryx Midstream Services Permian Basin LLC FRS BTL 3.75% (3 ML+3.25%) due 10/05/2028	100,000	98,938

		213,507

Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML+2.50%) due 02/01/2024	300,000	297,625
UFC Holdings LLC FRS BTL-B 3.50% (6 ML+2.75%) due 04/29/2026	165,000	162,680

		460,305

Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 07/09/2028	110,000	109,587

Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML+2.25%) due 10/15/2025	265,837	264,231

Retail - Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML+2.75%) due 10/19/2027	219,431	217,328

Retail - Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 2.34% (1 ML+2.25%) due 05/19/2028	495,311	489,661
LBM Acquisition LLC FRS BTL-B 4.50% (1 ML+3.75%) due 12/17/2027	149,744	147,405
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 06/02/2028	169,575	169,127
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML+4.00%) due 10/19/2027	297,000	295,738

		1,101,931

Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 02/11/2028	99,750	99,526

117

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

LOANS (continued)
Retail - Petroleum Products — 0.0%
Pilot Travel Centers LLC FRS BTL-B 2.09% (1 ML+2.00%) due 08/04/2028		$250,000	$247,411

Retail - Restaurants — 0.1%
1011778 BC ULC FRS BTL-B 1.84% (1 ML+1.75%) due 11/19/2026		272,229	265,508
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027		158,800	158,006

			423,514

Security Services — 0.1%
Verisure Holding AB FRS BTL 3.25% (3 ME+3.25%) due 03/27/2028(15)	EUR	245,000	275,501

Semiconductor Equipment — 0.0%
MKS Instruments, Inc. FRS BTL TBD due 10/21/2028		110,000	109,404

Telecom Services — 0.0%
Frontier Communications Holdings LLC FRS BTL-B 4.50% (3 ML+3.75%) due 05/01/2028		99,500	99,251

Television — 0.0%
Gray Television, Inc. FRS BTL-C 2.59% (1 ML+2.50%) due 01/02/2026		250,000	246,750

Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (6 ML+4.00%) due 06/02/2028		120,000	119,571
Elanco Animal Health, Inc. FRS BTL 1.84% (1 ML+1.75%) due 08/01/2027		247,259	243,055
Go Daddy Operating Co. LLC FRS BTL-B 1.84% (1 ML+1.75%) due 02/15/2024		197,246	194,966

			557,591

Total Loans
(cost $20,510,529)			20,514,813

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. FRS† Escrow Notes (cost $0)		1,000,000	4,500

Total Long-Term Investment Securities
(cost $754,759,710)			807,060,873

Security Description	Principal Amount(12)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(13)(14) (cost $432,825)	$432,825	$432,825

REPURCHASE AGREEMENTS — 5.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $45,957,000 and collateralized by $48,190,100 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $46,876,149 (cost $45,957,000)	45,957,000	45,957,000

TOTAL INVESTMENTS
(cost $801,149,535)(16)	98.8%	853,450,698
Other assets less liabilities	1.2	10,548,734

NET ASSETS	100.0%	$863,999,432

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $140,233,024 representing 16.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2021.
(7)	Principal Amount of security is adjusted for inflation.
(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)

At November 30, 2021, the Fund had loaned securities with a total value of $1,598,832. This was secured by collateral of $432,825, which was received in cash and subsequently invested in short-term investments currently valued at $432,825 as reported in the Portfolio of Investments. Additional collateral of $1,205,634 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Notes/Bonds	0.13% to 7.13%	12/31/2021 to 08/15/2045	$1,205,634

118

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

(14)	The rate shown is the 7-day yield as of November 30, 2021.
(15)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(16)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

CLO—Collateralized Loan Obligation

REMIC—Real Estate Mortgage Investment Conduit

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

1 WL—1 Week LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

NZD—New Zealand Dollar

USD—U.S. Dollar

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	USD	1,042,748	CAD	1,300,000	12/15/2021	$–	$(24,976)

Barclays Bank PLC Wholesale	EUR	58,321,000	USD	69,240,563	12/15/2021	3,069,296	–

BNP Paribas SA	EUR	444,000	USD	498,296	12/31/2021	–	(5,895)
	GBP	15,101,000	USD	20,836,028	12/15/2021	748,385	–
	NZD	47,660,000	USD	33,787,238	12/15/2021	1,263,080	–

						2,011,465	(5,895)

Canadian Imperial Bank of Commerce	EUR	2,394,000	USD	2,779,333	12/15/2021	63,090	–

Citibank N.A.	CAD	2,580,000	USD	2,085,136	12/15/2021	65,250	–

Deutsche Bank AG	AUD	40,907,000	USD	30,222,664	12/15/2021	1,058,137	–
	CAD	2,165,000	USD	1,711,410	12/15/2021	16,428	–

						1,074,565	–

Goldman Sachs International	CAD	10,885,000	USD	8,589,825	12/15/2021	67,940	–

Morgan Stanley and Co. International PLC	CAD	96,162,000	USD	76,082,949	12/15/2021	797,560	–

						–	–

Net Unrealized Appreciation/(Depreciation)						$7,149,166	$(30,871)

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

NZD—New Zealand Dollar

USD—U.S. Dollar

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
77	Short	Euro-BTP	December 2021	$13,482,878	$13,238,583	$244,295
179	Short	Euro-Bund	December 2021	35,042,779	34,991,800	50,979
110	Long	U.S. Treasury 10 Year Notes	March 2022	14,191,869	14,389,375	197,506
21	Long	U.S. Treasury 10 Year Ultra Notes	March 2022	3,031,093	3,084,703	53,610
126	Long	U.S. Treasury Long Bonds	March 2022	19,948,942	20,427,750	478,808
34	Long	U.S. Treasury Ultra Bonds	March 2022	6,569,654	6,819,125	249,471

						$1,274,669

						Unrealized (Depreciation)
648	Short	Canada 10 Year Bond	March 2022	$70,943,631	$71,604,900	$(661,269)

		Net Unrealized Appreciation (Depreciation)				$613,400

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

119

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged			Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/Frequency		Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Barclays Bank PLC	USD 100,000	04/15/2022	USD-12 Month-USCPI/Maturity	1.135	%/Maturity	$—	$6,413,748

USCPI—United States Consumer Price Index

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$63,888,009	$—	$63,888,009
U.S. Corporate Bonds & Notes	—	27,947,985	—	27,947,985
Foreign Corporate Bonds & Notes	—	3,724,389	—	3,724,389
U.S. Government Agencies	—	1,283,699	—	1,283,699
U.S. Government Treasuries	—	457,418,516	—	457,418,516
Foreign Government Obligations	—	232,278,962	—	232,278,962
Loans	—	20,514,813	—	20,514,813
Escrows and Litigation Trusts	—	4,500	—	4,500
Short-Term Investment Securities	432,825	—	—	432,825
Repurchase Agreements	—	45,957,000	—	45,957,000

Total Investment at Value	$432,825	$853,017,873	$—	$853,450,698

Other Financial Instruments:†

Over the Counter Interest Rate Swap Contracts	$—	$6,413,748	$—	$6,413,748
Futures Contracts	1,274,669	—	—	1,274,669
Forward Foreign Currency Contracts	—	7,149,166	—	7,149,166

Total Other Financial Instruments	$1,274,669	$13,562,914	$—	$14,837,583

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$661,269	$—	$—	$661,269
Forward Foreign Currency Contracts	—	30,871	—	30,871

Total Other Financial Instruments	$661,269	$30,871	$—	$692,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

120

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Medical — Drugs	7.4%
Repurchase Agreements	6.8
Registered Investment Companies	5.2
Banks — Commercial	4.5
Exchange — Traded Funds	4.2
Diversified Banking Institutions	3.8
Auto — Cars/Light Trucks	2.9
Oil Companies — Integrated	2.5
Semiconductor Equipment	2.4
Food — Misc./Diversified	2.4
Insurance — Life/Health	1.9
Cosmetics & Toiletries	1.8
Telephone — Integrated	1.7
Food — Retail	1.4
Industrial Automated/Robotic	1.3
Textile — Apparel	1.2
Real Estate Investment Trusts	1.1
Insurance — Multi-line	1.1
Chemicals — Specialty	1.1
Electronic Components — Misc.	1.1
Metal — Diversified	1.1
Medical Products	1.1
Electric — Integrated	1.0
Chemicals — Diversified	1.0
Finance — Other Services	1.0
Beverages — Wine/Spirits	0.9
Audio/Video Products	0.9
Enterprise Software/Service	0.9
Building & Construction Products — Misc.	0.9
Diversified Minerals	0.9
Computer Services	0.8
Power Converter/Supply Equipment	0.8
Diversified Manufacturing Operations	0.8
Retail — Apparel/Shoe	0.8
Import/Export	0.8
Commercial Services	0.8
Machinery — Electrical	0.8
Electronic Components — Semiconductors	0.8
Machinery — General Industrial	0.7
Commercial Services — Finance	0.7
Medical — Biomedical/Gene	0.7
Internet Content — Information/News	0.7
Real Estate Operations & Development	0.7
Tobacco	0.7
Brewery	0.7
Apparel Manufacturers	0.7
Transport — Services	0.6
Cellular Telecom	0.6
Building — Heavy Construction	0.6
Insurance — Property/Casualty	0.6
Retail — Jewelery	0.6
Electric — Generation	0.5
Investment Companies	0.5
Aerospace/Defense — Equipment	0.5
Human Resources	0.5
U.S. Government Treasuries	0.5
Private Equity	0.5
Insurance — Reinsurance	0.5
Paper & Related Products	0.5
Medical Labs & Testing Services	0.4
Auto/Truck Parts & Equipment — Original	0.4
Industrial Gases	0.4
Electric — Distribution	0.4
Building Products — Air & Heating	0.4
Soap & Cleaning Preparation	0.4
Real Estate Management/Services	0.4
Machinery — Construction & Mining	0.4
Building Products — Cement	0.4
Building — Residential/Commercial	0.4

Retail — Building Products	0.4
Athletic Footwear	0.4
Toys	0.4
Networking Products	0.4
Distribution/Wholesale	0.4
Water	0.4
Transport — Rail	0.3
Medical Instruments	0.3
Office Automation & Equipment	0.3
Rubber — Tires	0.3
Optical Supplies	0.3
Electronic Measurement Instruments	0.3
Aerospace/Defense	0.3
Auto — Heavy Duty Trucks	0.3
Oil Companies — Exploration & Production	0.3
Transport — Marine	0.3
Public Thoroughfares	0.3
Food — Confectionery	0.3
Steel — Producers	0.2
Investment Management/Advisor Services	0.2
Gambling (Non — Hotel)	0.2
Oil Refining & Marketing	0.2
Food — Dairy Products	0.2
Building & Construction — Misc.	0.2
Machinery — Farming	0.2
E-Commerce/Products	0.2
Food — Catering	0.2
Energy — Alternate Sources	0.2
Computer Aided Design	0.2
Rental Auto/Equipment	0.2
Electric Products — Misc.	0.2
Diversified Operations	0.2
Resorts/Theme Parks	0.2
Coatings/Paint	0.2
E-Commerce/Services	0.2
Telecom Services	0.2
Finance — Investment Banker/Broker	0.2
Multimedia	0.2
Airport Development/Maintenance	0.2
Dialysis Centers	0.2
Machine Tools & Related Products	0.2
Electronic Security Devices	0.2
Metal — Aluminum	0.2
Consulting Services	0.2
Gas — Distribution	0.1
Entertainment Software	0.1
Publishing — Periodicals	0.1
Finance — Leasing Companies	0.1
Gold Mining	0.1
Hotels/Motels	0.1
Casino Hotels	0.1
Advertising Services	0.1
Beverages — Non — alcoholic	0.1
Electric — Transmission	0.1
Security Services	0.1
Diagnostic Equipment	0.1
Applications Software	0.1
Music	0.1
Bicycle Manufacturing	0.1
Metal — Iron	0.1
Computer Data Security	0.1
Computers — Integrated Systems	0.1
Casino Services	0.1
Miscellaneous Manufacturing	0.1
Telecommunication Equipment	0.1
Diagnostic Kits	0.1
Web Portals/ISP	0.1
Advertising Agencies	0.1
Machinery — Material Handling	0.1

121

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Semiconductor Components — Integrated Circuits	0.1%
Building — Maintenance & Services	0.1
Building Products — Doors & Windows	0.1
Computers — Periphery Equipment	0.1
MRI/Medical Diagnostic Imaging	0.1
Fisheries	0.1
Respiratory Products	0.1
Internet Gambling	0.1
Filtration/Separation Products	0.1
Metal Products — Distribution	0.1
Gas — Transportation	0.1
Metal Processors & Fabrication	0.1
Pipelines	0.1
Diversified Operations/Commercial Services	0.1
Tools — Hand Held	0.1
Wire & Cable Products	0.1
Medical — Generic Drugs	0.1
Electronics — Military	0.1
Medical — Hospitals	0.1
Internet Application Software	0.1
Agricultural Chemicals	0.1
Internet Security	0.1
Advanced Materials	0.1
Motorcycle/Motor Scooter	0.1
E-Marketing/Info	0.1

104.7%

Country Allocation*

Japan	20.6%
United States	16.7
United Kingdom	11.8
France	9.4
Switzerland	9.1
Germany	7.7
Australia	5.8
Netherlands	5.5
Sweden	3.1
Denmark	2.4
Spain	2.0
Hong Kong	2.0
Italy	1.6
Finland	1.1
Singapore	0.9
Jersey	0.7
Ireland	0.7
Belgium	0.7
Israel	0.6
Norway	0.6
Cayman Islands	0.5
New Zealand	0.3
Luxembourg	0.3
Austria	0.2
Portugal	0.1
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1

104.7%

*	Calculated as a percentage of net assets

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 88.0%
Australia — 5.8%
Afterpay, Ltd.†	20,810	$1,570,346
AGL Energy, Ltd.#	59,721	227,659
Ampol, Ltd.	22,842	465,278
APA Group#	113,098	761,979
Aristocrat Leisure, Ltd.	57,766	1,785,130
ASX, Ltd.	18,557	1,179,886
Aurizon Holdings, Ltd.	176,440	420,828
AusNet Services, Ltd.#	182,183	330,597
Australia & New Zealand Banking Group, Ltd.	272,758	5,134,680
BGP Holdings PLC(1)	835,027	0
BHP Group, Ltd.#	282,373	7,934,873
BlueScope Steel, Ltd.	48,292	657,745
Brambles, Ltd.	138,526	980,878
Cochlear, Ltd.#	6,302	964,982
Coles Group, Ltd.	127,863	1,629,514
Commonwealth Bank of Australia	170,055	11,173,697
Computershare, Ltd.	52,083	700,647
Crown Resorts, Ltd.†#	35,700	276,174
CSL, Ltd.	43,625	9,429,736
Dexus†	103,098	811,263
Domino’s Pizza Enterprises, Ltd.	5,806	532,444
Endeavour Group, Ltd.	128,567	620,976
Evolution Mining, Ltd.	173,742	492,925
Fortescue Metals Group, Ltd.	162,323	1,889,205
Goodman Group	159,376	2,772,251
GPT Group	184,204	684,393
Insurance Australia Group, Ltd.#	236,291	742,008
Lendlease Corp., Ltd.	66,004	495,873
Macquarie Group, Ltd.	32,948	4,565,900
Magellan Financial Group, Ltd.#	13,213	307,340
Medibank Private, Ltd.	263,984	643,265
Mirvac Group	377,432	759,650
National Australia Bank, Ltd.	316,193	6,083,546
Newcrest Mining, Ltd.	78,341	1,299,093
Northern Star Resources, Ltd.	105,945	704,320
Orica, Ltd.#	39,005	384,725
Origin Energy, Ltd.	168,820	572,441
Qantas Airways, Ltd.†	88,585	315,514
QBE Insurance Group, Ltd.	141,401	1,155,828
Ramsay Health Care, Ltd.	17,551	825,874
REA Group, Ltd.	5,066	576,965
Reece, Ltd.#	27,864	454,630
Rio Tinto, Ltd.	35,583	2,308,452
Santos, Ltd.	179,704	789,159
Scentre Group	497,521	1,084,621
SEEK, Ltd.	32,197	785,547
Sonic Healthcare, Ltd.	43,521	1,307,921
South32, Ltd.	452,322	1,073,862
Stockland	228,821	701,272
Suncorp Group, Ltd.	122,978	936,901
Sydney Airport†#	126,754	746,203
Tabcorp Holdings, Ltd.	212,952	746,955
Telstra Corp., Ltd.	399,009	1,146,681
Transurban Group	291,622	2,805,113
Treasury Wine Estates, Ltd.	69,192	596,094
Vicinity Centres#	370,903	442,022
Washington H. Soul Pattinson & Co., Ltd.	20,754	449,295
Wesfarmers, Ltd.	108,684	4,367,884
Westpac Banking Corp.	351,651	5,090,151
WiseTech Global, Ltd.	14,016	516,161
Woodside Petroleum, Ltd.	92,363	1,369,464
Woolworths Group, Ltd.	121,510	3,509,117

		104,087,933

Security Description	Shares	Value (Note 2)

Austria — 0.2%
Erste Group Bank AG	26,779	$1,167,152
OMV AG	14,117	747,648
Raiffeisen Bank International AG	14,189	420,041
Verbund AG#	6,527	682,151
voestalpine AG	11,125	376,522

		3,393,514

Belgium — 0.7%
Ageas SA/NV	16,784	865,049
Anheuser-Busch InBev SA NV	73,037	4,071,929
Elia Group SA	2,961	367,835
Etablissements Franz Colruyt NV	5,220	244,809
Groupe Bruxelles Lambert SA	10,827	1,169,439
KBC Group NV	23,965	2,002,265
Proximus SADP#	14,581	264,888
Sofina SA	1,477	682,933
Solvay SA#	7,104	794,546
UCB SA	12,119	1,317,668
Umicore SA	18,895	918,063

		12,699,424

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	63,500	366,584
Hongkong Land Holdings, Ltd.	111,900	604,031
Jardine Matheson Holdings, Ltd.	20,786	1,174,588

		2,145,203

Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	165,000	416,755
Chow Tai Fook Jewellery Group, Ltd.	191,800	343,853
CK Asset Holdings, Ltd.	192,308	1,099,889
CK Hutchison Holdings, Ltd.	258,808	1,621,284
ESR Cayman, Ltd.†*	190,600	628,830
Futu Holdings, Ltd. ADR†#	4,880	231,751
Melco Resorts & Entertainment, Ltd. ADR†	20,645	201,495
Sands China, Ltd.†	232,800	529,991
Sea, Ltd. ADR†	6,603	1,902,126
SITC International Holdings Co., Ltd.	129,000	515,532
WH Group, Ltd.*	802,000	499,767
Wharf Real Estate Investment Co., Ltd.	160,000	808,632
Wynn Macau, Ltd.†	149,600	132,124
Xinyi Glass Holdings, Ltd.	175,000	426,840

		9,358,869

Denmark — 2.4%
Ambu A/S, Class B	16,059	457,120
AP Moller — Maersk A/S, Series A	301	866,691
AP Moller — Maersk A/S, Series B	555	1,678,673
Carlsberg A/S, Class B	9,624	1,502,455
Chr. Hansen Holding A/S	10,111	752,322
Coloplast A/S, Class B	11,388	1,868,367
Danske Bank A/S	66,115	1,089,394
Demant A/S†	10,358	497,940
DSV A/S	19,324	4,234,266
Genmab A/S†	6,290	2,443,592
GN Store Nord A/S	11,920	688,538
Novo Nordisk A/S, Class B	161,413	17,284,009
Novozymes A/S, Class B	19,691	1,496,322
Orsted A/S*	18,133	2,320,461
Pandora A/S	9,585	1,188,850
ROCKWOOL International A/S, Class B	803	333,427
Tryg A/S	34,513	836,219
Vestas Wind Systems A/S	96,800	3,242,686

		42,781,332

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland — 1.1%
Elisa Oyj	13,634	$818,375
Fortum Oyj	42,573	1,223,632
Kesko Oyj, Class B	26,181	822,553
Kone Oyj, Class B	32,580	2,143,995
Neste Oyj	40,553	1,912,559
Nokia Oyj†	516,817	2,902,332
Nordea Bank Abp	310,565	3,685,579
Orion Oyj, Class B	10,170	417,796
Sampo Oyj, Class A	47,806	2,348,344
Stora Enso Oyj, Class R	55,763	943,792
UPM-Kymmene Oyj	51,161	1,857,205
Wartsila Oyj Abp	45,375	628,491

		19,704,653

France — 9.4%
Accor SA†	16,286	481,913
Aeroports de Paris†	2,846	331,328
Air Liquide SA	45,412	7,510,657
Alstom SA	30,301	1,074,091
Amundi SA*	5,826	483,479
Arkema SA	5,884	769,360
Atos SE	9,489	406,789
AXA SA	185,502	5,098,539
BioMerieux	3,971	563,178
BNP Paribas SA	107,819	6,693,387
Bollore SA	84,722	455,097
Bouygues SA	21,901	741,031
Bureau Veritas SA	28,185	889,081
Capgemini SE	15,370	3,555,074
Carrefour SA	58,994	977,162
Cie de Saint-Gobain	48,508	3,072,445
Cie Generale des Etablissements Michelin SCA	16,240	2,398,972
CNP Assurances	16,454	400,822
Covivio	4,986	412,962
Credit Agricole SA	111,831	1,521,908
Danone SA	62,618	3,692,275
Dassault Aviation SA	2,400	227,287
Dassault Systemes SE	63,605	3,834,258
Edenred	23,636	1,059,440
Eiffage SA	8,177	758,667
Electricite de France SA	44,571	626,345
Engie SA	175,075	2,532,675
EssilorLuxottica SA	27,354	5,480,795
Eurazeo SE	3,796	310,215
Faurecia SE	11,247	483,490
Gecina SA	4,401	595,994
Getlink SE	42,176	622,836
Hermes International	3,036	5,692,973
Ipsen SA	3,615	353,162
Kering SA	7,190	5,544,509
Klepierre SA	19,784	419,301
L’Oreal SA	24,184	10,904,208
La Francaise des Jeux SAEM*	9,154	424,013
Legrand SA	25,636	2,802,693
LVMH Moet Hennessy Louis Vuitton SE	26,611	20,656,878
Orange SA	191,234	2,062,583
Orpea SA	4,956	467,369
Pernod Ricard SA	20,082	4,612,548
Publicis Groupe SA	21,400	1,386,996
Remy Cointreau SA	2,178	511,384
Renault SA†	18,425	592,660
Safran SA	32,762	3,645,778
Sanofi	108,765	10,344,665
Sartorius Stedim Biotech	2,651	1,562,393
Schneider Electric SE	51,638	9,127,584

Security Description	Shares	Value (Note 2)

France (continued)
SCOR SE	15,214	$479,515
SEB SA	2,652	393,720
Societe Generale SA	77,709	2,413,852
Sodexo SA†	8,481	712,185
Suez SA	33,706	754,389
Teleperformance	5,630	2,314,098
Thales SA	10,226	836,966
TotalEnergies SE	239,478	11,008,026
Ubisoft Entertainment SA†	8,877	456,146
Valeo SA	22,011	637,658
Veolia Environnement SA	62,830	2,010,603
Vinci SA	51,030	4,813,601
Vivendi SE	68,210	870,305
Wendel SE	2,572	293,845
Worldline SA†*	22,775	1,198,244

		168,366,402

Germany — 7.7%
adidas AG	18,250	5,292,394
Allianz SE	39,520	8,614,908
BASF SE	88,040	5,779,995
Bayer AG	94,170	4,754,939
Bayerische Motoren Werke AG	31,737	3,057,344
Bayerische Motoren Werke AG (Preference Shares)	5,530	434,938
Bechtle AG	7,850	567,779
Beiersdorf AG	9,662	966,531
Brenntag SE	14,810	1,270,986
Carl Zeiss Meditec AG	3,858	773,962
Commerzbank AG†	96,035	679,784
Continental AG†	10,544	1,134,110
Covestro AG*	18,519	1,046,631
Daimler AG	82,039	7,721,557
Delivery Hero SE†*	15,528	2,072,844
Deutsche Bank AG†	198,109	2,398,356
Deutsche Boerse AG	18,212	2,862,847
Deutsche Lufthansa AG†	57,296	347,061
Deutsche Post AG	95,015	5,616,736
Deutsche Telekom AG	319,485	5,649,716
E.ON SE	215,205	2,659,475
Evonik Industries AG	20,101	606,806
Fresenius Medical Care AG & Co. KGaA	19,652	1,177,108
Fresenius SE & Co. KGaA	40,083	1,523,440
Fuchs Petrolub SE (Preference Shares)	6,662	299,245
GEA Group AG	14,706	746,235
Hannover Rueck SE	5,780	1,012,920
HeidelbergCement AG	14,264	957,347
HelloFresh SE†	15,832	1,605,950
Henkel AG & Co. KGaA	9,961	741,157
Henkel AG & Co. KGaA (Preference Shares)	17,078	1,349,687
Infineon Technologies AG	125,178	5,669,508
KION Group AG	6,917	749,260
Knorr-Bremse AG	6,953	692,112
LANXESS AG	7,963	463,241
LEG Immobilien SE	6,911	968,501
Merck KGaA	12,388	3,074,569
MTU Aero Engines AG	5,119	958,057
Muenchener Rueckversicherungs-Gesellschaft AG	13,429	3,630,304
Nemetschek SE	5,536	701,995
Porsche Automobil Holding SE (Preference Shares)	14,678	1,234,180
Puma SE	10,120	1,225,827
Rational AG	490	452,330
RWE AG	61,578	2,384,158
SAP SE	100,094	12,848,921
Sartorius AG (Preference Shares)	2,512	1,726,979
Scout24 SE*	8,387	558,195
Siemens AG	73,329	11,742,084

124

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Siemens Energy AG†	38,309	$1,017,657
Siemens Healthineers AG*	27,031	1,972,225
Symrise AG	12,332	1,742,111
TeamViewer AG†*	15,419	209,919
Telefonica Deutschland Holding AG	99,794	266,424
Uniper SE	8,770	381,605
United Internet AG	9,298	349,876
Volkswagen AG	3,111	868,372
Volkswagen AG (Preference Shares)	17,789	3,259,781
Vonovia SE	52,384	2,911,880
Zalando SE†*	21,260	1,937,744

		137,720,603

Hong Kong — 2.0%
AIA Group, Ltd.	1,159,600	12,201,229
BOC Hong Kong Holdings, Ltd.	354,500	1,070,592
CLP Holdings, Ltd.	157,500	1,540,369
Galaxy Entertainment Group, Ltd.†	209,000	1,137,905
Hang Lung Properties, Ltd.	194,000	383,652
Hang Seng Bank, Ltd.	73,300	1,297,179
Henderson Land Development Co., Ltd.	139,231	566,741
Hong Kong & China Gas Co., Ltd.	1,073,523	1,602,437
Hong Kong Exchanges & Clearing, Ltd.	115,500	6,368,941
Link REIT	199,600	1,721,984
MTR Corp., Ltd.	148,000	786,367
New World Development Co., Ltd.	145,750	572,696
Power Assets Holdings, Ltd.	133,000	799,927
Sino Land Co., Ltd.	320,000	381,557
SJM Holdings, Ltd.†	191,000	135,939
Sun Hung Kai Properties, Ltd.	125,000	1,519,620
Swire Pacific, Ltd., Class A	47,500	262,840
Swire Properties, Ltd.	112,200	264,751
Techtronic Industries Co., Ltd.	132,000	2,698,038

		35,312,764

Ireland — 0.7%
CRH PLC	75,128	3,657,006
DCC PLC	9,448	693,981
Flutter Entertainment PLC†	15,966	2,161,266
James Hardie Industries PLC CDI	42,587	1,650,034
Kerry Group PLC, Class A	15,252	1,877,660
Kingspan Group PLC	14,790	1,707,371
Smurfit Kappa Group PLC	23,587	1,201,671

		12,948,989

Isle of Man — 0.1%
Entain PLC†	56,113	1,240,603

Israel — 0.6%
Azrieli Group, Ltd.	4,068	369,426
Bank Hapoalim BM	108,889	1,061,429
Bank Leumi Le-Israel BM	139,267	1,344,286
Check Point Software Technologies, Ltd.†	10,493	1,167,976
CyberArk Software, Ltd.†	3,826	661,324
Elbit Systems, Ltd.	2,542	370,162
ICL Group, Ltd.	67,700	588,724
Israel Discount Bank, Ltd., Class A	111,576	681,203
Mizrahi Tefahot Bank, Ltd.	13,456	496,219
NICE, Ltd.†	6,050	1,764,557
Teva Pharmaceutical Industries, Ltd. ADR†	105,713	872,132
Wix.com, Ltd.†	5,384	822,675

		10,200,113

Italy — 1.6%
Amplifon SpA	11,935	583,192
Assicurazioni Generali SpA#	106,087	2,127,948

Security Description	Shares	Value (Note 2)

Italy (continued)
Atlantia SpA†	47,493	$866,611
DiaSorin SpA	2,413	516,399
Enel SpA	779,617	5,924,312
Eni SpA	241,929	3,184,859
FinecoBank Banca Fineco SpA	58,462	1,023,000
Infrastrutture Wireless Italiane SpA*	32,214	369,993
Intesa Sanpaolo SpA	1,583,122	3,784,761
Mediobanca Banca di Credito Finanziario SpA	59,535	658,464
Moncler SpA	19,675	1,425,904
Nexi SpA†*	42,123	647,028
Poste Italiane SpA#*	50,079	631,133
Prysmian SpA	24,418	904,924
Recordati Industria Chimica e Farmaceutica SpA	10,023	629,783
Snam SpA	193,292	1,089,682
Telecom Italia SpA	955,110	497,623
Telecom Italia SpA (RSP)	577,789	282,414
Terna-Rete Elettrica Nazionale SpA#	134,867	1,002,044
UniCredit SpA	204,302	2,470,888

		28,620,962

Japan — 20.6%
ABC-Mart, Inc.	3,200	150,066
Acom Co., Ltd.	38,300	113,793
Advantest Corp.	19,100	1,659,204
Aeon Co., Ltd.#	62,700	1,462,229
AGC, Inc.	18,500	904,740
Aisin Corp.	14,100	517,376
Ajinomoto Co., Inc.	44,700	1,342,386
ANA Holdings, Inc.†	15,300	302,214
Asahi Group Holdings, Ltd.	43,700	1,624,383
Asahi Intecc Co., Ltd.#	20,100	439,046
Asahi Kasei Corp.	120,300	1,134,244
Astellas Pharma, Inc.	178,500	2,799,479
Azbil Corp.	11,800	520,862
Bandai Namco Holdings, Inc.	19,200	1,493,619
Bridgestone Corp.	54,700	2,218,381
Brother Industries, Ltd.	22,600	387,914
Canon, Inc.#	95,900	2,112,464
Capcom Co., Ltd.	16,900	420,993
Casio Computer Co., Ltd.	18,600	241,132
Central Japan Railway Co.	13,800	1,898,382
Chiba Bank, Ltd.	50,800	292,634
Chubu Electric Power Co., Inc.	61,800	623,402
Chugai Pharmaceutical Co., Ltd.	64,400	2,075,988
Concordia Financial Group, Ltd.	104,400	379,493
Cosmos Pharmaceutical Corp.#	1,910	295,886
CyberAgent, Inc.	38,796	714,729
Dai Nippon Printing Co., Ltd.	21,300	499,794
Dai-ichi Life Holdings, Inc.	97,700	1,946,286
Daifuku Co., Ltd.	9,691	774,673
Daiichi Sankyo Co., Ltd.	168,000	4,202,448
Daikin Industries, Ltd.	23,900	4,854,458
Daito Trust Construction Co., Ltd.	6,300	682,021
Daiwa House Industry Co., Ltd.	54,300	1,586,693
Daiwa House REIT Investment Corp.	211	603,914
Daiwa Securities Group, Inc.	138,500	769,572
Denso Corp.	41,500	3,041,787
Dentsu Group, Inc.	20,700	658,199
Disco Corp.	2,800	800,969
East Japan Railway Co.	29,000	1,786,862
Eisai Co., Ltd.	22,700	1,363,090
ENEOS Holdings, Inc.	294,200	1,091,436
FANUC Corp.	18,400	3,589,229
Fast Retailing Co., Ltd.#	5,600	3,321,318
Fuji Electric Co., Ltd.	12,200	636,135
FUJIFILM Holdings Corp.	34,500	2,713,469

125

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	18,800	$3,105,991
GLP J-REIT	396	631,979
GMO Payment Gateway, Inc.	4,000	532,808
Hakuhodo DY Holdings, Inc.#	22,400	333,320
Hamamatsu Photonics KK	13,400	822,963
Hankyu Hanshin Holdings, Inc.	21,900	649,438
Harmonic Drive Systems, Inc.#	4,200	172,383
Hikari Tsushin, Inc.	2,000	290,094
Hino Motors, Ltd.	27,500	228,430
Hirose Electric Co., Ltd.	3,135	523,544
Hisamitsu Pharmaceutical Co., Inc.	4,900	172,026
Hitachi Construction Machinery Co., Ltd.	10,300	298,673
Hitachi Metals, Ltd.†#	20,600	382,976
Hitachi, Ltd.	92,800	5,462,419
Honda Motor Co., Ltd.	156,300	4,267,902
Hoshizaki Corp.	5,200	393,286
Hoya Corp.	35,400	5,592,670
Hulic Co., Ltd.	36,300	342,153
Ibiden Co., Ltd.	10,100	621,591
Idemitsu Kosan Co., Ltd.	19,976	512,361
Iida Group Holdings Co., Ltd.	14,100	291,040
Inpex Corp.	98,100	800,909
Isuzu Motors, Ltd.	55,900	753,212
Ito En, Ltd.	5,143	302,487
ITOCHU Corp.	113,900	3,268,513
Itochu Techno-Solutions Corp.	9,200	299,603
Japan Airlines Co., Ltd.†	13,800	250,213
Japan Exchange Group, Inc.	48,800	1,056,538
Japan Metropolitan Fund Investment Corp.	670	578,671
Japan Post Bank Co., Ltd.#	38,800	317,632
Japan Post Holdings Co., Ltd.	239,600	1,800,969
Japan Post Insurance Co., Ltd.	21,600	336,311
Japan Real Estate Investment Corp.	120	694,534
Japan Tobacco, Inc.	115,000	2,302,965
JFE Holdings, Inc.	47,100	534,943
JSR Corp.	19,500	727,438
Kajima Corp.	43,100	474,790
Kakaku.com, Inc.	12,900	360,309
Kansai Electric Power Co., Inc.	67,500	610,651
Kansai Paint Co., Ltd.	17,000	381,997
Kao Corp.	46,200	2,367,832
KDDI Corp.	154,600	4,502,520
Keio Corp.#	9,900	445,795
Keisei Electric Railway Co., Ltd.	12,400	339,641
Keyence Corp.	18,600	11,487,346
Kikkoman Corp.#	13,900	1,059,999
Kintetsu Group Holdings Co., Ltd.†	16,400	468,098
Kirin Holdings Co., Ltd.	78,800	1,263,451
Kobayashi Pharmaceutical Co., Ltd.	5,101	401,269
Kobe Bussan Co., Ltd.	13,140	496,393
Koei Tecmo Holdings Co, Ltd.	5,630	235,956
Koito Manufacturing Co., Ltd.	10,000	574,184
Komatsu, Ltd.	83,900	1,912,094
Konami Holdings Corp.	8,900	454,896
Kose Corp.	3,179	385,067
Kubota Corp.	98,500	2,051,822
Kurita Water Industries, Ltd.	9,500	442,288
Kyocera Corp.	30,800	1,824,695
Kyowa Kirin Co., Ltd.	25,900	722,668
Lasertec Corp.†	7,225	1,883,510
Lawson, Inc.	4,800	235,456
Lion Corp.	21,500	305,863
LIXIL Corp.	25,500	625,733
M3, Inc.	42,300	2,275,948
Makita Corp.	21,500	941,546
Marubeni Corp.	149,900	1,341,296

Security Description	Shares	Value (Note 2)

Japan (continued)
Mazda Motor Corp.†	54,500	$440,809
McDonald’s Holdings Co. Japan, Ltd.#	7,600	339,265
Medipal Holdings Corp.	17,600	316,503
MEIJI Holdings Co., Ltd.	11,700	688,173
Mercari, Inc.†#	9,800	594,205
Minebea Mitsumi, Inc.	34,800	916,747
MISUMI Group, Inc.	27,200	1,145,067
Mitsubishi Chemical Holdings Corp.	122,700	963,403
Mitsubishi Corp.	121,100	3,577,308
Mitsubishi Electric Corp.	174,900	2,194,434
Mitsubishi Estate Co., Ltd.	113,400	1,564,463
Mitsubishi Gas Chemical Co., Inc.	15,100	250,677
Mitsubishi HC Capital, Inc.	63,300	297,548
Mitsubishi Heavy Industries, Ltd.	30,700	692,840
Mitsubishi UFJ Financial Group, Inc.	1,171,700	6,187,278
Mitsui & Co., Ltd.	145,500	3,273,446
Mitsui Chemicals, Inc.	17,700	474,137
Mitsui Fudosan Co., Ltd.	87,900	1,810,120
Miura Co., Ltd.	8,436	295,514
Mizuho Financial Group, Inc.	231,220	2,858,814
MonotaRO Co., Ltd.	24,000	477,371
MS&AD Insurance Group Holdings, Inc.	42,700	1,248,509
Murata Manufacturing Co., Ltd.	55,100	4,041,412
Nabtesco Corp.	10,800	311,613
NEC Corp.	23,500	1,059,603
Nexon Co., Ltd.	46,800	936,140
NGK Insulators, Ltd.	24,700	390,021
NH Foods, Ltd.	7,900	269,468
Nidec Corp.	42,900	4,905,303
Nihon M&A Center Holdings, Inc.	29,048	848,315
Nintendo Co., Ltd.	10,700	4,752,283
Nippon Building Fund, Inc.	143	884,193
Nippon Express Co., Ltd.	7,400	420,841
Nippon Paint Holdings Co., Ltd.	68,200	715,791
Nippon Prologis REIT, Inc.#	198	647,577
Nippon Sanso Holdings Corp.	14,500	306,484
Nippon Shinyaku Co., Ltd.	4,700	347,908
Nippon Steel Corp.	82,000	1,199,555
Nippon Telegraph & Telephone Corp.	123,400	3,402,070
Nippon Yusen KK	15,500	1,006,970
Nissan Chemical Corp.	11,700	672,872
Nissan Motor Co., Ltd.†	222,500	1,101,834
Nisshin Seifun Group, Inc.	19,000	275,395
Nissin Foods Holdings Co., Ltd.	6,100	448,328
Nitori Holdings Co., Ltd.	7,700	1,223,744
Nitto Denko Corp.	13,600	946,091
Nomura Holdings, Inc.	294,500	1,227,554
Nomura Real Estate Holdings, Inc.	11,400	247,547
Nomura Real Estate Master Fund, Inc.	407	581,076
Nomura Research Institute, Ltd.	32,200	1,380,548
NSK, Ltd.	37,000	251,085
NTT Data Corp.	60,500	1,275,633
Obayashi Corp.	62,200	457,874
OBIC Co., Ltd.	6,700	1,236,639
Odakyu Electric Railway Co., Ltd.	28,299	545,478
Oji Holdings Corp.	77,800	356,529
Olympus Corp.	111,700	2,471,804
Omron Corp.	17,800	1,716,055
Ono Pharmaceutical Co., Ltd.	35,500	783,297
Oracle Corp. Japan	3,700	361,653
Oriental Land Co., Ltd.	19,200	3,033,531
ORIX Corp.	117,100	2,309,653
Orix JREIT, Inc.	251	402,047
Osaka Gas Co., Ltd.	35,900	580,807
Otsuka Corp.	10,900	499,190
Otsuka Holdings Co., Ltd.	37,400	1,357,885
Pan Pacific International Holdings Corp.	39,500	677,588

126

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Panasonic Corp.	211,630	$2,311,557
PeptiDream, Inc.†	9,200	231,631
Persol Holdings Co., Ltd.	16,974	489,008
Pigeon Corp.	11,100	225,201
Pola Orbis Holdings, Inc.	8,832	157,284
Rakuten Group, Inc.	83,100	855,014
Recruit Holdings Co., Ltd.	130,083	7,895,464
Renesas Electronics Corp.†	120,200	1,503,298
Resona Holdings, Inc.	204,700	744,455
Ricoh Co., Ltd.	64,300	568,004
Rinnai Corp.	3,500	330,233
Rohm Co., Ltd.	8,400	785,114
Ryohin Keikaku Co., Ltd.	24,240	391,555
Santen Pharmaceutical Co., Ltd.	34,500	457,137
SBI Holdings, Inc.	23,500	604,830
SCSK Corp.	15,042	283,980
Secom Co., Ltd.	20,100	1,358,759
Seiko Epson Corp.	26,800	431,683
Sekisui Chemical Co., Ltd.	36,200	587,590
Sekisui House, Ltd.	59,100	1,150,064
Seven & i Holdings Co., Ltd.	72,200	2,899,358
SG Holdings Co., Ltd.	30,656	677,399
Sharp Corp.	20,500	230,788
Shimadzu Corp.	22,700	960,289
Shimano, Inc.	7,100	1,954,427
Shimizu Corp.	52,900	334,181
Shin-Etsu Chemical Co., Ltd.	33,900	5,667,601
Shionogi & Co., Ltd.	25,400	1,774,107
Shiseido Co., Ltd.	38,300	2,192,935
Shizuoka Bank, Ltd.#	42,800	299,295
SMC Corp.	5,500	3,509,604
SoftBank Corp.	275,300	3,795,349
SoftBank Group Corp.	115,600	6,114,230
Sohgo Security Services Co., Ltd.	6,800	289,925
Sompo Holdings, Inc.	30,400	1,252,543
Sony Group Corp.	120,900	14,733,255
Square Enix Holdings Co., Ltd.	8,200	427,254
Stanley Electric Co., Ltd.	12,500	324,417
Subaru Corp.	59,000	1,113,451
SUMCO Corp.	31,904	691,919
Sumitomo Chemical Co., Ltd.	142,800	658,649
Sumitomo Corp.	107,900	1,469,422
Sumitomo Dainippon Pharma Co., Ltd.	17,200	209,158
Sumitomo Electric Industries, Ltd.	72,300	946,662
Sumitomo Metal Mining Co., Ltd.	23,700	873,164
Sumitomo Mitsui Financial Group, Inc.	125,100	4,082,325
Sumitomo Mitsui Trust Holdings, Inc.	32,400	1,016,898
Sumitomo Realty & Development Co., Ltd.	29,700	925,714
Suntory Beverage & Food, Ltd.	13,300	469,765
Suzuki Motor Corp.	35,300	1,424,019
Sysmex Corp.	16,100	1,993,487
T&D Holdings, Inc.	51,600	609,616
Taisei Corp.	18,300	533,651
Taisho Pharmaceutical Holdings Co., Ltd.	3,700	181,946
Takeda Pharmaceutical Co., Ltd.	151,200	4,054,164
TDK Corp.	37,200	1,472,759
Terumo Corp.	61,900	2,522,867
THK Co., Ltd.	11,500	273,437
TIS, Inc.	21,456	660,649
Tobu Railway Co., Ltd.	18,100	409,672
Toho Co., Ltd.	10,700	475,954
Toho Gas Co., Ltd.	7,100	201,501
Tohoku Electric Power Co., Inc.	41,000	284,326
Tokio Marine Holdings, Inc.	60,200	3,029,795
Tokyo Century Corp.	3,516	167,508

Security Description	Shares	Value (Note 2)

Japan (continued)
Tokyo Electric Power Co. Holdings, Inc.†	146,300	$391,865
Tokyo Electron, Ltd.	14,300	7,515,140
Tokyo Gas Co., Ltd.	36,000	618,034
Tokyu Corp.	47,900	663,318
Toppan, Inc.	25,100	380,644
Toray Industries, Inc.	132,900	773,247
Toshiba Corp.	39,300	1,568,729
Tosoh Corp.	24,900	357,496
TOTO, Ltd.	13,600	600,532
Toyo Suisan Kaisha, Ltd.	8,500	344,227
Toyota Industries Corp.	14,100	1,155,628
Toyota Motor Corp.	1,016,500	18,059,605
Toyota Tsusho Corp.	20,400	887,947
Trend Micro, Inc.	12,800	738,684
Tsuruha Holdings, Inc.	3,804	429,388
Unicharm Corp.	38,700	1,676,631
United Urban Investment Corp.#	284	362,639
USS Co., Ltd.	20,999	308,068
Welcia Holdings Co., Ltd.	9,000	321,156
West Japan Railway Co.	20,700	892,898
Yakult Honsha Co., Ltd.	12,300	617,676
Yamada Holdings Co., Ltd.	64,900	226,663
Yamaha Corp.	12,900	661,155
Yamaha Motor Co., Ltd.	28,500	717,410
Yamato Holdings Co., Ltd.	27,900	616,149
Yaskawa Electric Corp.	23,000	1,027,776
Yokogawa Electric Corp.	21,900	410,967
Z Holdings Corp.	256,800	1,697,768
ZOZO, Inc.	11,993	378,816

		368,998,957

Jersey — 0.7%
Experian PLC	88,497	3,967,324
Ferguson PLC	21,405	3,253,093
Glencore PLC	957,896	4,532,060
WPP PLC	115,428	1,594,427

		13,346,904

Luxembourg — 0.3%
ArcelorMittal SA	68,711	1,852,254
Aroundtown SA	95,765	574,988
Eurofins Scientific SE	12,799	1,635,341
InPost SA†	19,171	213,329
Tenaris SA	45,264	445,711

		4,721,623

Netherlands — 5.5%
ABN AMRO Bank NV CVA*#	40,546	578,183
Adyen NV†*	1,895	5,255,491
Aegon NV	171,519	755,149
Airbus SE†	56,508	6,294,869
Akzo Nobel NV	18,268	1,916,779
Argenx SE†	4,394	1,229,889
ASM International NV	4,535	2,018,988
ASML Holding NV	40,211	31,509,269
CNH Industrial NV	98,088	1,627,644
Davide Campari-Milano NV	50,105	730,716
EXOR NV	10,395	910,571
Ferrari NV	12,082	3,171,756
Heineken Holding NV	11,044	919,917
Heineken NV#	24,846	2,473,350
ING Groep NV	374,219	5,165,748
JDE Peet’s NV#	7,210	196,740
Just Eat Takeaway.com NV†#*	17,196	1,077,308
Koninklijke Ahold Delhaize NV	100,237	3,363,260
Koninklijke DSM NV	16,754	3,598,907
Koninklijke KPN NV	322,289	950,241

127

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	87,328	$3,080,245
Koninklijke Vopak NV	6,739	255,967
NN Group NV	25,900	1,285,366
Prosus NV	89,446	7,208,200
QIAGEN NV†	21,894	1,217,348
Randstad NV	11,462	719,781
Stellantis NV	194,657	3,331,517
STMicroelectronics NV	65,461	3,197,221
Universal Music Group NV	68,210	1,957,906
Wolters Kluwer NV	25,643	2,876,582

		98,874,908

New Zealand — 0.3%
a2 Milk Co., Ltd.†#	71,259	294,343
Auckland International Airport, Ltd.†	119,986	643,146
Fisher & Paykel Healthcare Corp., Ltd.	55,258	1,250,179
Mercury NZ, Ltd.	65,291	266,827
Meridian Energy, Ltd.	122,795	396,596
Ryman Healthcare, Ltd.	40,738	339,769
Spark New Zealand, Ltd.	178,972	560,469
Xero, Ltd.†	12,762	1,289,864

		5,041,193

Norway — 0.6%
Adevinta ASA†	26,262	371,979
DNB Bank ASA	89,166	1,948,760
Equinor ASA	93,679	2,347,514
Gjensidige Forsikring ASA	19,171	435,016
Mowi ASA#	42,132	954,452
Norsk Hydro ASA	128,910	832,217
Orkla ASA	71,994	657,650
Schibsted ASA, Class A	7,009	313,137
Schibsted ASA, Class B	9,331	355,495
Telenor ASA	67,072	990,429
Yara International ASA	16,706	819,502

		10,026,151

Papua New Guinea — 0.0%
Oil Search, Ltd.	189,213	504,495

Portugal — 0.1%
Banco Espirito Santo SA†(1)	213,818	0
EDP — Energias de Portugal SA	266,090	1,458,081
Galp Energia SGPS SA	48,048	448,500
Jeronimo Martins SGPS SA	24,128	525,949

		2,432,530

Singapore — 0.9%
Ascendas Real Estate Investment Trust	319,224	682,076
CapitaLand Integrated Commercial Trust	473,668	730,730
Capitaland Investment, Ltd.†	252,900	619,982
City Developments, Ltd.	39,200	200,955
DBS Group Holdings, Ltd.	173,200	3,783,943
Genting Singapore, Ltd.	579,600	328,427
Keppel Corp., Ltd.	139,600	519,757
Mapletree Commercial Trust	206,900	308,441
Mapletree Logistics Trust	287,378	390,467
Oversea-Chinese Banking Corp., Ltd.	322,300	2,595,834
Singapore Airlines, Ltd.†	128,449	460,645
Singapore Exchange, Ltd.	77,000	504,152
Singapore Technologies Engineering, Ltd.	149,700	418,353
Singapore Telecommunications, Ltd.	791,500	1,363,881
United Overseas Bank, Ltd.	113,000	2,101,660
UOL Group, Ltd.	44,500	224,595
Venture Corp., Ltd.	26,552	360,540
Wilmar International, Ltd.	184,100	555,050

		16,149,488

Security Description	Shares	Value (Note 2)

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA#	23,509	$562,869
Aena SME SA†*	7,189	1,052,169
Amadeus IT Group SA†	43,182	2,763,726
Banco Bilbao Vizcaya Argentaria SA	639,147	3,387,002
Banco Santander SA	1,662,178	5,152,950
CaixaBank SA	424,957	1,091,179
Cellnex Telecom SA*	48,837	2,881,276
EDP Renovaveis SA	27,622	707,652
Enagas SA#	23,857	542,801
Endesa SA	30,446	681,583
Ferrovial SA#	46,189	1,280,728
Grifols SA	28,593	512,838
Iberdrola SA	567,530	6,347,474
Industria de Diseno Textil SA	104,561	3,294,325
Naturgy Energy Group SA#	18,589	513,548
Red Electrica Corp. SA	41,492	880,859
Repsol SA	139,087	1,535,724
Siemens Gamesa Renewable Energy SA†	22,852	604,271
Telefonica SA#	493,089	2,233,395

		36,026,369

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	254,269	248,533
HKT Trust & HKT, Ltd.	363,000	492,503
Unibail-Rodamco-Westfield†	11,948	783,714

		1,524,750

Sweden — 3.1%
Alfa Laval AB	30,155	1,165,864
Assa Abloy AB, Class B	96,075	2,685,546
Atlas Copco AB, Class A	64,366	3,943,377
Atlas Copco AB, Class B	37,406	1,944,024
Boliden AB	26,217	904,331
Electrolux AB, Class B	21,620	484,213
Embracer Group AB†	44,772	485,453
Epiroc AB, Class A	63,167	1,528,832
Epiroc AB, Class B	37,384	752,181
EQT AB	28,362	1,664,468
Essity AB, Class B	58,335	1,865,043
Evolution AB*	16,282	1,706,444
Fastighets AB Balder, Class B†	10,080	755,611
Hennes & Mauritz AB, Class B	70,006	1,239,059
Hexagon AB, Class B	188,841	2,762,487
Husqvarna AB, Class B	40,108	565,648
ICA Gruppen AB	9,640	570,638
Industrivarden AB, Class A	12,387	368,052
Industrivarden AB, Class C	15,312	451,786
Investment AB Latour, Class B	14,191	534,071
Investor AB, Class B	174,641	4,057,962
Kinnevik AB, Class B†	23,188	826,387
L E Lundbergforetagen AB, Class B	7,285	398,950
Lundin Energy AB	19,185	676,148
Nibe Industrier AB, Class B	136,722	1,952,652
Sandvik AB	108,215	2,675,898
Securitas AB, Class B	30,014	434,385
Sinch AB†*	48,490	651,145
Skandinaviska Enskilda Banken AB, Class A	156,005	2,268,661
Skanska AB, Class B	32,609	749,963
SKF AB, Class B	36,581	835,955
Svenska Cellulosa AB SCA, Class B	58,075	948,169
Svenska Handelsbanken AB, Class A	139,812	1,482,007
Swedbank AB, Class A	86,806	1,748,150
Swedish Match AB	151,450	1,105,355
Tele2 AB, Class B	48,008	686,971
Telefonaktiebolaget LM Ericsson, Class B	279,778	2,822,150
Telia Co. AB	254,806	986,168

128

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, Class A	19,196	$418,842
Volvo AB, Class B	137,033	2,955,687

		55,058,733

Switzerland — 9.1%
ABB, Ltd.	166,261	5,731,807
Adecco Group AG	14,854	689,102
Alcon, Inc.	47,898	3,772,630
Baloise Holding AG	4,444	665,735
Banque Cantonale Vaudoise	2,887	234,855
Barry Callebaut AG	342	811,221
Chocoladefabriken Lindt & Spruengli AG	10	1,234,425
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	101	1,243,170
Cie Financiere Richemont SA	50,036	7,436,400
Clariant AG	20,682	405,522
Coca-Cola HBC AG	19,224	591,732
Credit Suisse Group AG	244,501	2,363,727
EMS-Chemie Holding AG	673	642,270
Geberit AG	3,551	2,709,893
Givaudan SA	885	4,333,613
Holcim, Ltd.	50,184	2,421,292
Julius Baer Group, Ltd.	21,453	1,330,438
Kuehne & Nagel International AG	5,209	1,494,350
Logitech International SA	16,593	1,315,823
Lonza Group AG	7,138	5,758,452
Nestle SA	276,157	35,500,909
Novartis AG	212,831	17,012,835
Partners Group Holding AG	2,175	3,743,615
Roche Holding AG (BR)	3,067	1,273,249
Roche Holding AG (NES)	67,344	26,356,708
Schindler Holding AG (Participation Certificate)	3,903	1,006,455
Schindler Holding AG	1,929	480,189
SGS SA	580	1,752,975
Sika AG#	13,590	5,332,307
Sonova Holding AG	5,247	1,974,076
Straumann Holding AG	991	2,108,884
Swatch Group AG (TRQX)	5,043	288,232
Swatch Group AG (XEGT)	2,774	818,984
Swiss Life Holding AG	3,069	1,761,316
Swiss Prime Site AG	7,282	691,026
Swiss Re AG	28,912	2,720,104
Swisscom AG	2,483	1,379,968
Temenos AG	6,402	821,623
UBS Group AG	351,412	6,073,247
Vifor Pharma AG	4,673	524,803
Zurich Insurance Group AG	14,422	5,950,878

		162,758,840

United Kingdom — 11.8%
3i Group PLC	93,283	1,715,317
Abrdn PLC	209,032	645,730
Admiral Group PLC	18,506	724,557
Anglo American PLC	124,128	4,543,863
Antofagasta PLC	37,800	690,288
Ashtead Group PLC	43,021	3,444,317
Associated British Foods PLC	34,148	871,600
AstraZeneca PLC	148,487	16,291,005
Auto Trader Group PLC*	92,656	899,997
AVEVA Group PLC	11,547	491,894
Aviva PLC	376,643	1,919,901
BAE Systems PLC	309,395	2,246,083
Barclays PLC	1,628,896	3,966,869
Barratt Developments PLC	97,611	902,962
Berkeley Group Holdings PLC	10,766	611,697
BHP Group PLC	202,452	5,544,242

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
BP PLC	1,940,365	$8,401,371
British American Tobacco PLC	208,952	7,014,295
British Land Co. PLC#	84,389	568,572
BT Group PLC†	855,598	1,802,621
Bunzl PLC	32,306	1,229,925
Burberry Group PLC	38,808	902,143
Coca-Cola Europacific Partners PLC	19,663	970,762
Compass Group PLC†	171,003	3,316,202
Croda International PLC	13,373	1,795,484
Diageo PLC	224,167	11,297,862
Direct Line Insurance Group PLC	129,483	464,935
Evraz PLC	48,938	373,721
GlaxoSmithKline PLC	482,286	9,773,655
Halma PLC	36,391	1,451,508
Hargreaves Lansdown PLC	34,099	606,123
Hikma Pharmaceuticals PLC	16,590	487,676
HSBC Holdings PLC	1,957,927	10,854,854
Imperial Brands PLC	90,717	1,857,890
Informa PLC†	144,080	890,892
InterContinental Hotels Group PLC†	17,562	1,035,359
Intertek Group PLC	15,470	1,096,362
J Sainsbury PLC	160,783	589,549
JD Sports Fashion PLC	247,215	729,529
Johnson Matthey PLC	18,551	514,381
Kingfisher PLC	202,383	851,530
Land Securities Group PLC	67,520	651,080
Legal & General Group PLC	572,024	2,133,208
Lloyds Banking Group PLC	6,802,059	4,213,776
London Stock Exchange Group PLC	31,530	2,720,591
M&G PLC	249,213	617,174
Melrose Industries PLC	419,117	802,272
Mondi PLC	46,542	1,060,101
National Grid PLC	340,782	4,533,761
NatWest Group PLC	554,840	1,558,176
Next PLC	12,744	1,328,021
Ocado Group PLC†#	46,707	1,113,896
Pearson PLC	72,488	572,362
Persimmon PLC	30,587	1,110,200
Phoenix Group Holdings PLC	62,258	528,011
Prudential PLC	250,718	4,224,929
Reckitt Benckiser Group PLC	68,379	5,543,766
RELX PLC	185,303	5,752,818
Rentokil Initial PLC	178,225	1,449,930
Rio Tinto PLC	107,643	6,627,606
Rolls-Royce Holdings PLC†	802,072	1,302,323
Royal Dutch Shell PLC, Class A	393,124	8,192,582
Royal Dutch Shell PLC, Class B	355,253	7,404,771
Sage Group PLC	102,991	1,056,526
Schroders PLC	11,916	542,713
Segro PLC	115,041	2,148,468
Severn Trent PLC	23,944	916,102
Smith & Nephew PLC	84,260	1,355,165
Smiths Group PLC	37,994	726,605
Spirax-Sarco Engineering PLC	7,071	1,465,492
SSE PLC	99,986	2,060,219
St James’s Place PLC	51,687	1,059,881
Standard Chartered PLC	254,127	1,400,442
Taylor Wimpey PLC	349,489	734,764
Tesco PLC	741,119	2,722,004
Unilever PLC (LSE)	119,234	6,114,376
Unilever PLC (Euronext Amsterdam)	131,900	6,796,624
United Utilities Group PLC	65,362	941,708
Vodafone Group PLC	2,680,251	3,884,768
Whitbread PLC†	19,359	719,241

		212,473,975

Total Common Stocks (cost $1,288,424,042)		$1,576,520,280

129

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 4.2%
United States — 4.2%
iShares MSCI EAFE ETF# (cost $66,588,180)	974,300	$74,865,212

RIGHTS† — 0.0%
Germany — 0.0%
Vonovia SE Expires 12/27/2021 (strike price EUR 40)	52,384	184,761

Singapore — 0.0%
Mapletree Logistics Trust Expires 12/14/2021 (strike price SGD 1.84)	10,632	156

Total Rights (cost $0)		184,917

WARRANTS†— 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	94,272	102,687

Total Long-Term Investment Securities
(cost $1,355,012,222)		1,651,673,096

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	92,878,504	92,878,504

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.08% due 02/24/2022(4)	$6,000,000	5,999,341
0.09% due 12/02/2021(4)	2,900,000	2,899,998
0.10% due 12/30/2021(4)	750,000	749,946

		9,649,285

Total Short-Term Investment Securities
(cost $102,527,323)		102,527,789

REPURCHASE AGREEMENTS — 6.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $122,148,000 and collateralized by $116,249,200 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and having an approximate value of $124,591,010 (cost $122,148,000)	122,148,000	122,148,000

TOTAL INVESTMENTS
(cost $1,579,687,545)(5)	104.7%	1,876,348,885
Liabilities in excess of other assets	(4.7)	(84,580,110)

NET ASSETS	100.0%	$1,791,768,775

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $ 29,519,274 representing 1.6% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $109,307,593. This was secured by collateral of $92,878,504, which was received in cash and subsequently invested in short-term investments currently valued at $92,878,504 as reported in the Portfolio of Investments. Additional collateral of $20,998,566 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/09/2021 to 03/17/2022	$242,114
United States Treasury Notes/Bonds	0.13% to 6.63%	12/31/2021 to 11/15/2050	20,756,452

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

BR—Bearer Shares

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Funds

NES—Non-Voting Equity Securities

Euronext Amerstdam—Euronext Stock Exchange, Amsterdam

LSE—London Stock Exchange

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,243	Long	MSCI EAFE Index	December 2021	$146,296,146	$138,936,325	$(7,359,821)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

130

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$104,087,933	**	$0	$104,087,933
Portugal	—	2,432,530	**	0	2,432,530
Other Countries	8,788,147	1,461,211,670	**	—	1,469,999,817
Exchange-Traded Funds	74,865,212	—		—	74,865,212
Rights:
Germany	184,761	—		—	184,761
Singapore	—	156		—	156
Warrants	102,687	—		—	102,687
Short-Term Investment Securities:
Registered Investment Companies	92,878,504	—		—	92,878,504
U.S. Government Treasuries	—	9,649,285		—	9,649,285
Repurchase Agreements	—	122,148,000		—	122,148,000

Total Investments at Value	$176,819,311	$1,699,529,574		$—	$1,876,348,885

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$7,359,821	$—		$—	$7,359,821

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

131

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Sovereign	62.8%
United States Treasury Notes	21.4
United States Treasury Bonds	5.6
Registered Investment Companies	3.7
Oil Companies — Integrated	1.7
Electric — Generation	0.8
Banks — Commercial	0.8
Food — Meat Products	0.4
Oil Companies — Exploration & Production	0.3
Finance — Leasing Companies	0.3
Energy — Alternate Sources	0.3
Building & Construction — Misc.	0.2
Warehousing & Harbor Transportation Services	0.2
Transport — Services	0.2
Pipelines	0.2
Medical Labs & Testing Services	0.2
Independent Power Producers	0.2
Chemicals — Diversified	0.2
Metal — Aluminum	0.2
Electric — Distribution	0.1
Electric — Integrated	0.1
Cellular Telecom	0.1

100.0%

Country Allocation*

United States	30.7%
Japan	10.8
Italy	5.6
France	4.7
Spain	3.7
Germany	3.7
United Kingdom	3.3
Mexico	2.8
Egypt	1.9
Colombia	1.9
United Arab Emirates	1.7
Qatar	1.7
Saudi Arabia	1.4
Netherlands	1.4
Bahrain	1.4
Brazil	1.4
Ukraine	1.3
Peru	1.2
Nigeria	1.2
Pakistan	1.2
Panama	1.1
Ivory Coast	1.1
Oman	0.9
Dominican Republic	0.9
Ghana	0.8
Romania	0.8
Indonesia	0.8
Ecuador	0.8
Canada	0.8
Belgium	0.7
Australia	0.7
Guatemala	0.7
Paraguay	0.7
Kazakhstan	0.6
Turkey	0.6
Poland	0.5
Singapore	0.5
Philippines	0.4
Ireland	0.4
Russia	0.4
India	0.4
Cayman Islands	0.4

El Salvador	0.3
Norway	0.3
Chile	0.3
China	0.2
British Virgin Islands	0.2
Bermuda	0.2
Jersey	0.2
Luxembourg	0.2
Argentina	0.1

100.0%

Credit Quality†#

Aaa	34.7%
Aa	10.3
A	10.8
Baa	16.6
Ba	7.8
B	6.7
Caa	0.4
Not Rated@	12.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

132

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Bermuda — 0.2%
Inkia Energy, Ltd. Senior Notes 5.88% due 11/09/2027	$400,000	$406,504

Brazil — 0.2%
BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	294,615

British Virgin Islands — 0.2%
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	420,000	408,124

Cayman Islands — 0.4%
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	255,000	243,206
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	379,250	373,717

		616,923

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027#	510,000	545,618

Colombia — 0.6%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	210,527
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	175,000	183,750
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	200,000	186,500
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	330,750
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	226,203

		1,137,730

India — 0.4%
Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	200,000	223,982
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	430,000	434,300

		658,282

Indonesia — 0.4%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	200,000	239,104
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	386,000

		625,104

Jersey — 0.2%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes Sr Secured 2.63% due 03/31/2036	400,000	389,118

Security Description	Principal Amount(1)	Value (Note 2)

Luxembourg — 0.2%
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	$400,000	$376,854

Mexico — 1.4%
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	244,375
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	325,978
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	401,913
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	200,000	205,080
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	636,794
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	264,180
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	411,250

		2,489,570

Netherlands — 0.6%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	300,000	301,353
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	250,000	262,500
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	420,000	405,300

		969,153

Peru — 0.5%
Auna SAA Senior Notes 6.50% due 11/20/2025	380,000	386,981
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	500,000	490,250

		877,231

Singapore — 0.5%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*#	580,000	577,785
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	269,010	307,478

		885,263

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS Senior Notes 5.13% due 06/22/2026*#	500,000	487,500

United Arab Emirates — 0.2%
DP World PLC Senior Notes 4.70% due 09/30/2049	400,000	431,509

Total Foreign Corporate Bonds & Notes (cost $11,592,097)		11,599,098

133

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS — 62.5%
Argentina — 0.1%
Republic of Argentina Senior Notes 2.00% due 01/09/2038(5)		$650,000	$215,254

Australia — 0.7%
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	483,672
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	765,072

			1,248,744

Bahrain — 1.4%
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*#		540,000	521,780
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*		510,000	472,999
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		1,300,000	1,418,516

			2,413,295

Belgium — 0.7%
Kingdom of Belgium Bonds 1.00% due 06/22/2031*	EUR	1,000,000	1,250,539

Brazil — 1.2%
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		1,000,000	939,660
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		500,000	428,125
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		750,000	735,353

			2,103,138

Canada — 0.8%
Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	783,522
Government of Canada Bonds 2.00% due 12/01/2051	CAD	700,000	563,401

			1,346,923

Colombia — 1.3%
Republic of Colombia Senior Notes 3.13% due 04/15/2031		1,133,000	1,016,868
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	511,435
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	366,092
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	350,958

			2,245,353

Security Description	Principal Amount(1)		Value (Note 2)

Dominican Republic — 0.9%
Dominican Republic Senior Notes 4.88% due 09/23/2032		$500,000	$497,505
Dominican Republic Senior Notes 5.88% due 01/30/2060		700,000	651,000
Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	418,500

			1,567,005

Ecuador — 0.8%
Republic of Ecuador Senior Bonds 0.50% due 07/31/2040(5)		800,000	456,000
Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(5)		1,450,000	935,250

			1,391,250

Egypt — 1.9%
Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	495,956
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	553,872
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	733,425
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		937,000	794,388
Arab Republic of Egypt Senior Bonds 8.75% due 09/30/2051*		1,000,000	854,940

			3,432,581

El Salvador — 0.3%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		500,000	335,005
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	270,690

			605,695

France — 4.7%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,256,616
Government of France Bonds 1.25% due 05/25/2034	EUR	500,000	642,035
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,291,979
Government of France Bonds 1.75% due 06/25/2039*	EUR	1,750,000	2,474,915
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	383,499
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	731,661

134

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
France (continued)
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	$1,429,828

			8,210,533

Germany — 3.7%
Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	700,000	839,073
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	1,000,000	1,191,416
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,210,641
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,107,659
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	500,000	949,432
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	94,281
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	600,000	1,060,865

			6,453,367

Ghana — 0.8%
Republic of Ghana Senior Notes 8.63% due 04/07/2034*		370,000	292,411
Republic of Ghana Senior Notes 8.63% due 06/16/2049		580,000	440,139
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	238,081
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		450,000	490,500

			1,461,131

Guatemala — 0.7%
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		1,150,000	1,230,500

Indonesia — 0.4%
Republic of Indonesia Senior Notes 3.85% due 10/15/2030#		300,000	333,808
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		400,000	432,863

			766,671

Ireland — 0.4%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	725,330

Italy — 5.6%
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,192,824

Security Description	Principal Amount(1)		Value (Note 2)

Italy (continued)
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	$1,190,674
Republic of Italy Senior Notes 1.50% due 04/30/2045*	EUR	1,000,000	1,103,798
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	621,784
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	682,071
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	1,400,000	1,835,403
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	253,770
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	218,048
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	350,000	596,086
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,000,326
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,154,911

			9,849,695

Ivory Coast — 1.1%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,270,000	1,294,790
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	590,722

			1,885,512

Japan — 10.8%
Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,791,410
Government of Japan Bonds 0.10% due 06/20/2030	JPY	300,000,000	2,683,399
Government of Japan Bonds 0.10% due 12/20/2030	JPY	170,000,000	1,517,179
Government of Japan Bonds 0.10% due 06/20/2031	JPY	120,000,000	1,067,669
Government of Japan Bonds 0.10% due 09/20/2031	JPY	150,000,000	1,332,052
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	759,389
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	925,208
Government of Japan Bonds 1.70% due 09/20/2032	JPY	130,000,000	1,347,142

135

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Bonds 1.90% due 09/20/2042	JPY	120,000,000	$1,359,582
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	965,572
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,142,929
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	410,796
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,492,915
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	2,341,629

			19,136,871

Kazakhstan — 0.6%
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		500,000	610,565
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	501,375

			1,111,940

Mexico — 1.4%
United Mexican States Senior Notes 2.66% due 05/24/2031#		540,000	521,273
United Mexican States Senior Notes 4.50% due 01/31/2050		300,000	311,430
United Mexican States Senior Notes 5.00% due 04/27/2051		780,000	868,288
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	16,400,000	810,482

			2,511,473

Netherlands — 0.8%
Kingdom of the Netherlands Bonds 2.50% due 01/15/2033*	EUR	1,000,000	1,469,522

Nigeria — 1.2%
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		500,000	487,600
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		470,000	445,945
Federal Republic of Nigeria Senior Bonds 8.25% due 09/28/2051*		800,000	719,904
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		420,000	411,991

			2,065,440

Security Description	Principal Amount(1)		Value (Note 2)

Norway — 0.3%
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	$575,356

Oman — 0.9%
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		500,000	505,108
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	636,586
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		500,000	480,150

			1,621,844

Pakistan — 1.2%
Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026		800,000	789,006
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		675,000	671,625
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	583,000

			2,043,631

Panama — 1.1%
Republic of Panama Senior Notes 2.25% due 09/29/2032		1,200,000	1,118,364
Republic of Panama Senior Notes 4.50% due 04/01/2056		500,000	534,930
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	262,762

			1,916,056

Paraguay — 0.7%
Republic of Paraquay Senior Notes 4.95% due 04/28/2031		1,100,000	1,210,011

Peru — 0.7%
Republic of Peru Senior Notes 2.78% due 01/23/2031		500,000	495,140
Republic of Peru Senior Notes 3.55% due 03/10/2051		260,000	260,008
Republic of Peru Senior Notes 3.60% due 01/15/2072		260,000	247,174
Republic of Peru Senior Notes 4.13% due 08/25/2027		225,000	246,062

			1,248,384

Philippines — 0.4%
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		350,000	335,948
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	444,810

			780,758

136

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland — 0.5%
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	4,000,000	$939,229

Qatar — 1.7%
State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	510,119
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,078,018
State of Qatar Senior Notes 4.82% due 03/14/2049		590,000	761,855
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	559,650

			2,909,642

Romania — 0.8%
Government of Romania Senior Notes 3.00% due 02/14/2031		500,000	494,160
Government of Romania Senior Notes 4.00% due 02/14/2051		440,000	427,011
Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	485,240

			1,406,411

Russia — 0.4%
Russian Federation Senior Notes 5.10% due 03/28/2035		600,000	707,250

Saudi Arabia — 1.4%
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		1,150,000	1,222,967
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		495,000	526,408
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	708,930

			2,458,305

Spain — 3.7%
Kingdom of Spain Bonds 0.60% due 10/31/2029*	EUR	800,000	940,598
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	542,105
Kingdom of Spain Senior Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,222,061
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,237,506
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	742,954
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,301,607

Security Description	Principal Amount(1)		Value (Note 2)

Spain (continued)
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	$486,603

			6,473,434

Turkey — 0.3%
Republic of Turkey Senior Notes 5.13% due 02/17/2028		600,000	546,000

Ukraine — 1.3%
Government of Ukraine Senior Notes 7.25% due 03/15/2033		980,000	912,870
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	186,300
Government of Ukraine Senior Notes 7.75% due 09/01/2023		450,000	453,614
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	751,100

			2,303,884

United Arab Emirates — 1.5%
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*#		510,000	528,984
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,125,264
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030		700,000	754,250
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	248,863

			2,657,361

United Kingdom — 3.3%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	850,000	1,172,446
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	411,563
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	774,079
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	470,980
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	535,571
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	300,000	575,309
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	536,326
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	700,000	1,256,082

			5,732,356

Total Foreign Government Obligations (cost $112,725,819)			110,227,674

137

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 27.0%
United States — 27.0%
United States Treasury Bonds 1.25% due 05/15/2050	$1,400,000	$1,225,820
1.38% due 11/15/2040	1,000,000	922,500
1.88% due 02/15/2041	1,000,000	1,003,555
2.38% due 05/15/2051	1,000,000	1,135,312
2.50% due 02/15/2045	500,000	560,723
2.88% due 05/15/2049	400,000	494,922
3.00% due 02/15/2047	1,200,000	1,486,969
3.13% due 08/15/2044	900,000	1,111,254
3.38% due 05/15/2044	700,000	895,344
3.38% due 11/15/2048	450,000	603,809
3.75% due 11/15/2043	500,000	671,328
United States Treasury Notes 0.25% due 07/31/2025	1,500,000	1,460,273
0.50% due 06/30/2027	1,500,000	1,442,461
0.63% due 08/15/2030	1,000,000	936,563
1.13% due 02/28/2027	700,000	698,496
1.25% due 08/15/2031	1,000,000	983,906
1.50% due 11/30/2024	1,000,000	1,020,039
1.50% due 08/15/2026	1,000,000	1,017,227
1.50% due 02/15/2030#	2,000,000	2,019,141
1.63% due 08/15/2029	2,500,000	2,549,414
1.63% due 05/15/2031	1,200,000	1,223,250
1.75% due 05/15/2023	1,000,000	1,020,117
2.00% due 08/15/2025	2,000,000	2,073,281
2.00% due 11/15/2026	1,500,000	1,562,812
2.13% due 03/31/2024	1,500,000	1,551,328
2.13% due 05/15/2025#	500,000	520,176
2.25% due 11/15/2024	1,500,000	1,562,988
2.25% due 11/15/2025	1,000,000	1,047,070
2.25% due 11/15/2027	600,000	634,172
2.38% due 08/15/2024#	2,050,000	2,139,047
2.38% due 05/15/2027	1,200,000	1,274,625
2.50% due 08/15/2023	1,500,000	1,552,266
2.50% due 05/15/2024	1,700,000	1,775,105
2.75% due 11/15/2023	1,500,000	1,565,098
2.75% due 02/15/2024	1,200,000	1,256,531
2.75% due 02/15/2028	1,600,000	1,740,062
2.88% due 08/15/2028	1,500,000	1,648,828
3.13% due 11/15/2028	1,200,000	1,341,844

Total U.S. Government Treasuries (cost $47,211,040)		47,727,656

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
China — 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(4) (cost $410,477)	430,000	436,481

Total Long-Term Investment Securities (cost $171,939,433)		169,990,909

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	5,023,881	5,023,881
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	1,441,740	1,441,740

Total Short-Term Investment Securities (cost $6,465,621)		6,465,621

TOTAL INVESTMENTS (cost $178,405,054)(6)	100.0%	176,456,530
Other assets less liabilities	0.0	26,367

NET ASSETS	100.0%	$176,482,897

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $26,224,292 representing 14.9% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The rate shown is the 7-day yield as of November 30, 2021.
(3)

At November 30, 2021, the Fund had loaned securities with a total value of $7,358,060. This was secured by collateral of $1,441,740, which was received in cash and subsequently invested in short-term investments currently valued at $1,441,740 as reported in the Portfolio of Investments. Additional collateral of $6,141,923 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 4.59%	07/01/2022 to 11/01/2046	$406,808
Federal National Mtg. Assoc.	1.18% to 9.00%	12/01/2021 to 09/01/2057	2,404,539
United States Treasury Bills	0.00%	02/03/2022	74,609
United States Treasury Notes/Bonds	0.13% to 3.88%	01/15/2022 to 05/15/2051	3,255,967

(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2021.
(6)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

PLN—Polish Zloty

138

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Foreign Corporate Bonds & Notes ………….	$—	$11,599,098	$—	$11,599,098
Foreign Government Obligations …………..	—	110,227,674	—	110,227,674
U.S. Government Treasuries …………	—	47,727,656	—	47,727,656
Preferred Securities/Capital Securities	—	436,481	—	436,481
Short-Term Investment Securities ……..	6,465,621	—	—	6,465,621

Total Investments at Value	$6,465,621	$169,990,909	$—	$176,456,530

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

139

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2021 — (unaudited)

Industry Allocation*

Apparel Manufacturers	11.1%
Transport — Services	8.9
Banks — Commercial	6.1
Beverages — Wine/Spirits	6.1
Semiconductor Equipment	5.9
Computer Services	5.2
Retail — Apparel/Shoe	4.7
Industrial Automated/Robotic	4.7
Registered Investment Companies	4.5
Private Equity	4.0
Semiconductor Components — Integrated Circuits	3.9
Electric — Transmission	3.5
Athletic Footwear	3.4
Food — Misc./Diversified	3.0
Medical Products	2.8
Commercial Services — Finance	2.8
E — Commerce/Services	2.8
Insurance — Life/Health	2.4
Computer Aided Design	2.2
Food — Retail	2.1
Internet Application Software	2.0
Food — Confectionery	1.9
Chemicals — Specialty	1.8
Cosmetics & Toiletries	1.7
Medical — Biomedical/Gene	1.7
Gambling (Non — Hotel)	1.5
Computers — Other	0.9
Specified Purpose Acquisitions	0.9

102.5%

*	Calculated as a percentage of net assets

Country Allocation*

France	11.8%
Netherlands	11.1
United States	10.2
Canada	9.6
Denmark	8.9
Japan	6.8
Switzerland	6.5
India	6.1
Germany	5.5
Italy	4.7
Bermuda	4.4
United Kingdom	4.4
Taiwan	3.9
Sweden	3.2
China	3.0
Hong Kong	2.4

102.5%

*	Calculated as a percentage of net assets

140

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Bermuda — 4.4%
AutoStore Holdings, Ltd.†	1,106,603	$5,530,232
Brookfield Asset Management Reinsurance Partners, Ltd., Class A Class A†#	3,107	178,155
Brookfield Infrastructure Partners LP	381,355	21,668,591

		27,376,978

Canada — 9.6%
Brookfield Asset Management, Inc., Class A#	447,418	25,131,469
Canada Goose Holdings, Inc.†#	495,196	22,080,790
Shopify, Inc., Class A†	8,284	12,606,508

		59,818,767

China — 3.0%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,061,741	18,657,968

Denmark — 8.9%
Chr. Hansen Holding A/S	146,846	10,926,264
DSV A/S	202,161	44,297,426

		55,223,690

France — 11.8%
Dassault Systemes SE	222,693	13,424,454
Hermes International	25,046	46,965,149
Pernod Ricard SA	56,222	12,913,389

		73,302,992

Germany — 5.5%
adidas AG	30,684	8,898,181
HelloFresh SE†	128,763	13,061,326
Puma SE	99,215	12,017,830

		33,977,337

Hong Kong — 2.4%
AIA Group, Ltd.	1,409,118	14,826,639

India — 6.1%
HDFC Bank, Ltd.	1,466,984	29,035,548
Kotak Mahindra Bank, Ltd.	349,779	9,138,775

		38,174,323

Italy — 4.7%
Moncler SpA	407,550	29,536,321

Japan — 6.8%
Change, Inc.†#	128,500	2,382,649
Keyence Corp.	47,200	29,150,685
Pigeon Corp.#	544,600	11,049,048

		42,582,382

Netherlands — 11.1%
Adyen NV†*	6,182	17,144,827
ASML Holding NV	46,944	36,785,236
Davide Campari-Milano NV	1,038,842	15,150,161

		69,080,224

Security Description	Shares	Value (Note 2)

Sweden — 3.2%
Evolution AB*	91,704	$9,611,090
Vitrolife AB	169,766	10,374,123

		19,985,213

Switzerland — 6.5%
Chocoladefabriken Lindt & Spruengli AG	95	11,727,039
Kuehne & Nagel International AG	38,653	11,088,714
Straumann Holding AG#	8,426	17,930,834

		40,746,587

Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,135,000	24,147,076

United Kingdom — 4.4%
Diageo PLC	200,365	10,098,257
Rightmove PLC	1,728,236	17,132,220

		27,230,477

United States — 5.7%
Altimeter Growth Corp. PIPE shares(4)	478,823	5,481,566
EPAM Systems, Inc.†	48,861	29,734,361

		35,215,927

Total Common Stocks
(cost $368,698,862)		609,882,901

OPTIONS—PURCHASED†(1) — 0.0%
United States — 0.0%
Over the Counter Call Options on Currency Contracts (cost $647,722)	104,052,160	129,099

Total Long-Term Investment Securities (cost $369,346,584)		610,012,000

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3) (cost $27,818,716)	27,818,716	27,818,716

TOTAL INVESTMENTS
(cost $397,165,300)(5)	102.5%	637,830,716
Liabilities in excess of other assets	(2.5)	(15,528,838)

NET ASSETS	100.0%	$622,301,878

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $26,755,917 representing 4.3% of net assets.

(1)	Options — Purchased

Over the Counter Call Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price			Notional Amount(000’s)	Premiums Paid	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.375 CNH per $1 USD	JPMorgan Chase Bank N.A.	July 2022	CN	H	7.38	$39,678	$210,490	$43,288	$(167,202)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.31 CNH per $1 USD	JPMorgan Chase Bank N.A.	August 2022	CN	H	7.31	64,375	437,232	85,811	(351,421)

							$647,722	$129,099	$(518,623)

CNH — Chinese Yuan

USD — United States Dollar

141

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2021.
(3)

At November 30, 2021, the Fund had loaned securities with a total value of $36,567,270. This was secured by collateral of $27,818,716, which was received in cash and subsequently invested in short-term investments currently valued at $27,818,716 as reported in the Portfolio of Investments. Additional collateral of $10,880,593 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Notes/Bonds	0.13% to 6.25%	02/28/2022 to 05/15/2050	$10,880,593

(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks

Altimeter Growth Corp. PIPE Shares	04/12/2021	478,823	4,788,230	5,481,566	11.45	0.88%

(5)	See Note 5 for cost of investments on a tax basis.

PIPE — Private investment in public equity

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
United States	$29,734,361	$5,481,566		$—	$35,215,927
Other Countries	99,952,517	474,714,457	**	—	574,666,974
Options — Purchased	—	129,099		—	129,099
Short-Term Investment Securities	27,818,716	—		—	27,818,716

Total Investments at Value	$157,505,594	$480,325,122		$—	$637,830,716

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

142

VALIC Company I International Opportunities Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Machinery — General Industrial	4.3%
E-Commerce/Services	3.9
Real Estate Operations & Development	3.4
Chemicals — Diversified	3.0
Internet Content — Information/News	2.7
Building & Construction Products — Misc.	2.6
Real Estate Investment Trusts	2.3
Computer Services	2.3
Oil Companies — Exploration & Production	2.1
Investment Management/Advisor Services	1.9
Registered Investment Companies	1.8
Electronic Parts Distribution	1.8
Medical Information Systems	1.8
Repurchase Agreements	1.7
Recycling	1.7
Electronic Components — Semiconductors	1.6
Applications Software	1.6
Medical Products	1.6
Commercial Services	1.4
Retail — Apparel/Shoe	1.4
Retail — Building Products	1.3
Banks — Commercial	1.3
Athletic Equipment	1.3
Metal Processors & Fabrication	1.2
Electronic Measurement Instruments	1.1
Electronic Components — Misc.	1.1
Exchange-Traded Funds	1.1
Medical Labs & Testing Services	1.1
Distribution/Wholesale	1.1
Veterinary Products	1.0
Circuit Boards	1.0
Human Resources	1.0
E-Services/Consulting	0.9
Building — Heavy Construction	0.9
Computers — Integrated Systems	0.9
Transport — Services	0.8
Finance — Other Services	0.8
Containers — Paper/Plastic	0.8
Industrial Automated/Robotic	0.8
Batteries/Battery Systems	0.8
Medical — Nursing Homes	0.8
Athletic Footwear	0.8
Semiconductor Equipment	0.8
Energy — Alternate Sources	0.8
Medical — Drugs	0.8
Computer Software	0.7
Chemicals — Specialty	0.7
Building — Residential/Commercial	0.7
Advertising Services	0.7
Mining Services	0.7
Machinery — Electrical	0.7
Auto/Truck Parts & Equipment — Original	0.7
Cosmetics & Toiletries	0.6
E-Commerce/Products	0.6
Consulting Services	0.6
Machine Tools & Related Products	0.6
Airport Development/Maintenance	0.6
Engineering/R&D Services	0.6
Steel — Producers	0.6
Hazardous Waste Disposal	0.6
Food — Misc./Diversified	0.5
Apparel Manufacturers	0.5
Food — Retail	0.5
Entertainment Software	0.5
Gold Mining	0.5
Brewery	0.5
Electric — Generation	0.5
Coatings/Paint	0.5
Electric Products — Misc.	0.5

Building Products — Cement	0.5
Schools	0.5
Aerospace/Defense	0.4
Machinery — Pumps	0.4
Enterprise Software/Service	0.4
Insurance Brokers	0.4
Containers — Metal/Glass	0.4
Medical Instruments	0.4
Agricultural Operations	0.4
Gas — Distribution	0.4
Food — Confectionery	0.4
Machinery — Material Handling	0.4
Food — Meat Products	0.4
Transport — Truck	0.3
Gambling (Non-Hotel)	0.3
Theaters	0.3
Insurance — Property/Casualty	0.3
Finance — Investment Banker/Broker	0.3
Retail — Discount	0.3
Retail — Major Department Stores	0.3
Retail — Drug Store	0.3
Insurance — Multi-line	0.3
Motion Pictures & Services	0.3
Medical — Biomedical/Gene	0.3
Appliances	0.2
Dental Supplies & Equipment	0.2
Bicycle Manufacturing	0.2
Electric — Integrated	0.2
Fisheries	0.2
Finance — Commercial	0.2
Retail — Auto Parts	0.2
Hotels/Motels	0.2
Home Furnishings	0.2
Miscellaneous Manufacturing	0.2
Food — Flour & Grain	0.2
Leisure Products	0.2
Oil Refining & Marketing	0.2
Audio/Video Products	0.2
Telephone — Integrated	0.2
Retail — Automobile	0.2
Diversified Manufacturing Operations	0.2
Computers	0.2
Medical — Wholesale Drug Distribution	0.2
Chemicals — Plastics	0.2
Electronic Connectors	0.2
E-Marketing/Info	0.2
Retail — Restaurants	0.1
Real Estate Management/Services	0.1
Auto — Heavy Duty Trucks	0.1
Food — Catering	0.1
Diversified Financial Services	0.1
Textile — Products	0.1
Retail — Propane Distribution	0.1
Tobacco	0.1
Security Services	0.1
Computer Aided Design	0.1
Disposable Medical Products	0.1
Instruments — Scientific	0.1
Machinery — Construction & Mining	0.1
Television	0.1
Diversified Operations	0.1
Publishing — Periodicals	0.1
Retail — Misc./Diversified	0.1
Motorcycle/Motor Scooter	0.1
Water Treatment Systems	0.1
Building — Maintenance & Services	0.1
Food — Wholesale/Distribution	0.1
Diversified Minerals	0.1
Aerospace/Defense — Equipment	0.1
MRI/Medical Diagnostic Imaging	0.1

143

VALIC Company I International Opportunities Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Finance — Consumer Loans	0.1%
Metal — Iron	0.1
Building Products — Air & Heating	0.1
Commercial Services — Finance	0.1
Explosives	0.1
Electric — Distribution	0.1
Electronic Security Devices	0.1
Paper & Related Products	0.1
Metal — Diversified	0.1
Power Converter/Supply Equipment	0.1
Water	0.1
Internet Gambling	0.1
Cable/Satellite TV	0.1
Metal Products — Distribution	0.1
Transport — Marine	0.1

100.4%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	25.1%
United Kingdom	13.9
Canada	7.0
Germany	7.0
United States	4.7
South Korea	4.6
Australia	4.2
Sweden	3.6
Italy	3.1
Brazil	2.3
Ireland	2.2
Taiwan	2.0
France	2.0
Spain	1.6
Switzerland	1.5
Cayman Islands	1.5
Netherlands	1.3
Cyprus	1.1
Israel	1.0
India	1.0
Norway	1.0
Bermuda	0.9
Mexico	0.8
South Africa	0.8
Luxembourg	0.8
Singapore	0.7
Denmark	0.7
Finland	0.6
Indonesia	0.5
Austria	0.4
Russia	0.4
Philippines	0.3
New Zealand	0.3
Hong Kong	0.2
Faroe Islands	0.2
Greece	0.2
China	0.2
Mauritius	0.1
Jersey	0.1
Belgium	0.1
Chile	0.1
Portugal	0.1
Thailand	0.1
Gibraltar	0.1

100.4%

*	Calculated as a percentage of net assets

144

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.8%
Australia — 4.2%
Ansell, Ltd.	33,428	$754,018
ASX, Ltd.#	10,612	674,729
AUB Group, Ltd.	88,239	1,416,107
Bapcor, Ltd.	256,771	1,290,113
carsales.com, Ltd.	12,764	225,015
Codan, Ltd.	31,016	210,973
Deterra Royalties, Ltd.	128,370	373,812
Domain Holdings Australia, Ltd.	925,715	3,459,970
HUB24, Ltd.#	186,933	3,830,715
Iluka Resources, Ltd.	85,863	510,901
IPH, Ltd.	219,347	1,382,512
IRESS, Ltd.	39,744	344,863
Omni Bridgeway, Ltd.†#	187,007	422,097
Orica, Ltd.#	40,518	399,648
Pinnacle Investment Management Group, Ltd.	37,151	431,437
Pro Medicus, Ltd.#	116,284	5,060,911
Ridley Corp., Ltd.	186,785	183,979
SEEK, Ltd.	21,372	521,437
Seven Group Holdings, Ltd.	18,228	272,640
Sonic Healthcare, Ltd.	15,585	468,370
Steadfast Group, Ltd.	250,813	874,109
Tabcorp Holdings, Ltd.	185,686	651,316
Webjet, Ltd.†	83,452	319,646
WiseTech Global, Ltd.	23,517	866,050

		24,945,368

Austria — 0.4%
Mayr-Melnhof Karton AG	4,526	879,824
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,536	1,513,135

		2,392,959

Belgium — 0.1%
Melexis NV	5,790	673,721

Bermuda — 0.9%
Cafe de Coral Holdings, Ltd.	522,000	914,404
China Resources Gas Group, Ltd.	180,000	927,569
Credicorp, Ltd.	3,366	397,188
Dairy Farm International Holdings, Ltd.	204,900	639,679
Esprit Holdings, Ltd.†	201,250	16,594
Hiscox, Ltd.	66,014	724,711
Midland Holdings, Ltd.†	1,360,000	195,332
Shangri-La Asia, Ltd.†	960,000	756,446
VTech Holdings, Ltd.	123,149	1,017,819

		5,589,742

Brazil — 2.3%
Anima Holding SA†	209,869	319,553
Cia de Saneamento Basico do Estado de Sao Paulo	16,200	97,053
Embraer SA ADR†#	160,662	2,205,889
Energisa SA	47,300	382,735
Equatorial Energia SA	55,700	223,618
Fleury SA	57,086	177,396
Gerdau SA (Preference Shares)	89,300	409,819
Hapvida Participacoes e Investimentos SA*	116,300	225,697
Hypera SA	76,267	367,915
JBS SA	52,097	330,364
Localiza Rent a Car SA	31,600	287,286
Locaweb Servicos de Internet SA*	528,666	1,240,358
Lojas Renner SA	68,417	346,232
Magazine Luiza SA	84,667	117,471
Meliuz SA*	1,903,135	1,012,189
Multiplan Empreendimentos Imobiliarios SA	197,142	687,315
Petro Rio SA†	517,656	1,868,289
Rumo SA†	92,306	288,484
Sendas Distribuidora SA	58,900	133,581

Security Description	Shares	Value (Note 2)

Brazil (continued)
SLC Agricola SA	326,694	$2,230,318
Suzano SA†	37,600	375,609
TOTVS SA	64,500	363,582
Transmissora Alianca de Energia Eletrica SA	37,184	238,309

		13,929,062

Canada — 7.0%
Agnico Eagle Mines, Ltd.	20,778	1,035,769
Aritzia, Inc.†	117,353	4,650,208
ATS Automation Tooling Systems, Inc.†	257,081	9,593,371
Capital Power Corp.	102,652	3,061,600
Dollarama, Inc.	27,749	1,198,630
Enerplus Corp.#	799,485	7,553,942
Granite Real Estate Investment Trust	97,783	7,542,790
Major Drilling Group International, Inc.†#	445,020	2,995,947
TMX Group, Ltd.	12,179	1,181,910
Vermilion Energy, Inc.†	328,987	3,286,136

		42,100,303

Cayman Islands — 1.5%
Airtac International Group	10,000	302,727
ASM Pacific Technology, Ltd.	71,600	749,548
Burning Rock Biotech, Ltd. ADR†#	18,843	291,313
China Literature, Ltd.†#,*	73,600	516,276
ESR Cayman, Ltd.†*	217,000	715,929
Haitian International Holdings, Ltd.	438,000	1,213,526
iClick Interactive Asia Group, Ltd. ADR†	43,003	285,110
Kingsoft Cloud Holdings, Ltd. ADR†#	10,034	173,388
LK Technology Holdings, Ltd.#	657,500	1,558,665
Pacific Textiles Holdings, Ltd.	1,249,000	654,429
Shenguan Holdings Group, Ltd.	414,000	22,298
Silicon Motion Technology Corp. ADR	12,119	836,575
Tingyi Cayman Islands Holding Corp.	432,000	836,522
Trip.com Group, Ltd.†	9,824	268,578
Vipshop Holdings, Ltd. ADR†	26,095	254,948

		8,679,832

Chile — 0.1%
Aguas Andinas SA, Class A	1,227,406	262,579
Banco Santander Chile	5,353,169	239,392

		501,971

China — 0.2%
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	18,400	316,235
Yunnan Baiyao Group Co., Ltd., Class A	6,400	88,617
Zhejiang Supor Co., Ltd., Class A	57,100	550,384

		955,236

Colombia — 0.0%
Bancolombia SA ADR	6,296	200,591

Cyprus — 1.1%
Cian PLC ADR†#	90,238	1,452,832
HeadHunter Group PLC ADR	97,855	5,377,132

		6,829,964

Denmark — 0.7%
Carlsberg A/S, Class B	4,487	700,490
Demant A/S†	9,204	442,463
Dfds A/S†	5,081	231,013
Jyske Bank A/S†	9,282	462,868
Royal Unibrew A/S	17,784	1,904,613
SimCorp A/S	2,106	213,679

		3,955,126

145

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Faroe Islands — 0.2%
Bakkafrost P/F	20,262	$1,319,823

Finland — 0.6%
Valmet Oyj	89,104	3,651,552

France — 2.0%
Alten SA	5,552	918,584
Cie Plastic Omnium SA	10,513	263,760
Legrand SA	20,238	2,212,549
LISI	20,473	505,670
SEB SA	5,488	814,756
SOITEC†	18,735	4,936,278
Somfy SA	3,579	687,556
Verallia SA*	5,930	199,211
Virbac SA	2,963	1,388,805

		11,927,169

Germany — 7.0%
Amadeus Fire AG	5,253	1,082,026
CANCOM SE	14,268	1,029,569
CTS Eventim AG & Co. KGaA†	31,140	2,026,021
Duerr AG	93,698	3,733,634
Evotec SE†	101,872	4,823,464
GEA Group AG	46,064	2,337,453
Gerresheimer AG	16,364	1,503,837
Hella GmbH & Co. KGaA	4,200	283,888
K+S AG†	338,407	5,773,374
LEG Immobilien SE	27,070	3,793,563
MTU Aero Engines AG	1,300	243,304
Rational AG	86	79,389
Salzgitter AG†	102,071	3,031,112
Scout24 AG*	15,373	1,023,147
Steico SE	22,877	2,661,659
Symrise AG	27,179	3,839,510
TAG Immobilien AG	165,246	4,593,691

		41,858,641

Gibraltar — 0.1%
888 Holdings PLC	86,034	355,162

Greece — 0.2%
Hellenic Telecommunications Organization SA	58,689	1,013,895

Hong Kong — 0.2%
China Resources Beer Holdings Co., Ltd.	56,000	456,612
Techtronic Industries Co., Ltd.	48,000	981,105

		1,437,717

India — 1.0%
Bharat Heavy Electricals, Ltd.†	465,343	363,744
CESC, Ltd.	996,623	1,162,586
Dabur India, Ltd.	57,962	458,877
Embassy Office Parks REIT	108,283	517,176
Hero MotoCorp, Ltd.	18,985	615,651
Mahindra & Mahindra, Ltd.	78,768	875,715
MOIL, Ltd.	196,092	439,437
Shriram Transport Finance Co., Ltd.	69,371	1,304,215
Spencer’s Retail, Ltd.†	23,294	31,021

		5,768,422

Indonesia — 0.5%
Indocement Tunggal Prakarsa Tbk PT	822,200	607,070
Kalbe Farma Tbk PT	10,751,400	1,201,064
United Tractors Tbk PT	712,200	1,058,957

		2,867,091

Security Description	Shares	Value (Note 2)

Ireland — 2.2%
DCC PLC	14,213	$1,043,983
Flutter Entertainment PLC†	10,695	1,444,303
Glenveagh Properties PLC†*	2,734,447	3,522,564
Grafton Group PLC	355,324	5,480,502
Greencore Group PLC†	40,097	66,601
Hibernia REIT PLC	145,663	212,807
ICON PLC†	1,415	382,715
Kerry Group PLC, Class A	7,001	861,887
Kingspan Group PLC	2,535	292,643

		13,308,005

Israel — 1.0%
Inmode, Ltd.†	79,377	6,032,652

Italy — 3.1%
Azimut Holding SpA	120,833	3,353,795
Buzzi Unicem SpA	20,714	434,828
Carel Industries SpA†*	5,618	150,817
Cembre SpA	18,359	601,168
Enav SpA†*	154,599	641,616
FinecoBank Banca Fineco SpA#	32,303	565,256
Gruppo MutuiOnline SpA	1,194	56,122
Infrastrutture Wireless Italiane SpA#,*	42,307	485,916
Italgas SpA	201,190	1,269,573
OVS SpA†*	557,757	1,703,953
Reply SpA	29,329	5,699,462
Tinexta Spa	93,061	3,817,362

		18,779,868

Japan — 25.1%
ABC-Mart, Inc.	6,100	286,064
Aeon Delight Co., Ltd.	9,400	295,334
AEON Financial Service Co., Ltd.	80,800	872,862
Air Water, Inc.	25,400	375,088
Amano Corp.	8,041	176,286
Amvis Holdings, Inc.	49,800	4,838,977
Argo Graphics, Inc.	21,800	546,147
Ariake Japan Co., Ltd.	4,200	236,983
As One Corp.	5,700	706,723
Asante, Inc.	5,400	80,540
Asics Corp.	195,500	4,836,331
Azbil Corp.	26,500	1,169,732
Bandai Namco Holdings, Inc.	3,200	248,936
Bank of Kyoto, Ltd.#	10,600	450,263
BML, Inc.†	19,200	597,410
Capcom Co., Ltd.	96,300	2,398,914
Central Automotive Products, Ltd.	1,900	46,541
Chiba Bank, Ltd.	81,600	470,059
CKD Corp.	122,100	2,381,773
COMSYS Holdings Corp.	12,400	270,713
Comture Corp.	21,300	661,992
Cosmos Pharmaceutical Corp.	2,200	340,811
Daikyonishikawa Corp.	10,587	49,771
Daiseki Co., Ltd.	73,080	3,310,237
Daito Pharmaceutical Co., Ltd.#	18,300	457,222
Daiwa Securities Group, Inc.	331,000	1,839,195
Demae-Can Co., Ltd†#	19,700	161,231
DeNA Co., Ltd.	10,900	161,281
Dip Corp.	97,400	3,405,103
DMG Mori Seiki Co., Ltd.	179,200	2,790,971
Doshisha Co., Ltd.	4,200	54,487
Eiken Chemical Co., Ltd.	24,200	400,203
Elecom Co., Ltd.	13,800	161,764
Ezaki Glico Co., Ltd.	14,600	453,342
Fuji Seal International, Inc.	53,400	967,556
Fuji Soft, Inc.	10,900	506,832

146

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Fujimi, Inc.	67,700	$4,373,342
Fujitec Co., Ltd.	46,200	968,510
Fujitsu General, Ltd.#	8,100	183,987
Fukuda Denshi Co., Ltd.	8,300	602,291
Fukui Computer Holdings, Inc.	6,700	225,617
Fukushima Galilei Co., Ltd.	19,800	727,559
FULLCAST Holdings Co., Ltd.	20,700	485,735
GungHo Online Entertainment, Inc.	10,400	278,625
Hamakyorex Co., Ltd.	3,600	90,401
Heian Ceremony Service Co., Ltd.#	11,800	89,997
Hirose Electric Co., Ltd.	3,000	500,999
Hogy Medical Co., Ltd.	3,000	79,381
Insource Co., Ltd.	103,800	2,244,507
Inter Action Corp.	1,100	22,626
Iriso Electronics Co., Ltd.	7,100	285,734
Iwatani Corp.	15,800	797,748
JAFCO Group Co., Ltd.	2,700	168,931
Japan Elevator Service Holdings Co., Ltd.	167,700	3,136,649
Japan Exchange Group, Inc.	4,300	93,097
Japan Pure Chemical Co., Ltd.	1,600	36,126
JCU Corp.	22,100	932,954
Jeol, Ltd.	9,000	742,809
JGC Holdings Corp.	8,460	71,257
JM Holdings Co., Ltd.	8,300	126,109
JMDC, Inc.†	62,600	5,020,056
Kakaku.com, Inc.	9,100	254,172
Kansai Paint Co., Ltd.	33,400	750,512
Katitas Co., Ltd.	126,500	4,658,020
Kato Sangyo Co., Ltd.	19,200	536,775
Kawai Musical Instruments Manufacturing Co., Ltd.†	3,800	106,061
KH Neochem Co., Ltd.	13,100	352,711
Kikkoman Corp.#	3,800	289,784
Kintetsu World Express, Inc.	8,900	213,579
Kitanotatsujin Corp.	36,600	114,948
Kobayashi Pharmaceutical Co., Ltd.	8,900	700,116
Koito Manufacturing Co., Ltd.	20,700	1,188,560
Konami Holdings Corp.	5,100	260,670
Kureha Corp.	5,900	409,947
Lion Corp.	34,800	495,071
MatsukiyoCocokara & Co.	3,000	116,914
Medipal Holdings Corp.	24,400	438,788
Meitec Corp.	12,200	716,067
METAWATER Co., Ltd.	35,600	611,939
Milbon Co., Ltd.	1,600	81,226
MISUMI Group, Inc.	7,400	311,526
Mitsubishi Pencil Co., Ltd.	7,600	81,025
Mitsui High-Tec, Inc.	73,300	5,889,832
MonotaRO Co., Ltd.	25,500	507,207
Morinaga & Co., Ltd.	23,400	728,220
Nabtesco Corp.	26,400	761,720
Nakanishi, Inc.	73,200	1,456,126
NGK Spark Plug Co., Ltd.	26,900	447,226
Nihon Kohden Corp.	16,700	492,045
Nihon Parkerizing Co., Ltd.	33,700	314,092
Nippo Corp.	13,400	475,634
Nippon Television Holdings, Inc.	24,800	251,210
Nishimatsuya Chain Co., Ltd.	58,700	775,123
Nissei ASB Machine Co., Ltd.	4,600	114,484
Nitto Denko Corp.	4,300	299,132
NOF Corp.	10,200	502,266
Nohmi Bosai, Ltd.	21,600	380,349
Nomura Research Institute, Ltd.	77,600	3,327,034
NS Solutions Corp.	109,600	3,305,046
Obara Group, Inc.#	3,900	113,977
OBIC Business Consultants Co., Ltd.#	3,000	134,261

Security Description	Shares	Value (Note 2)

Japan (continued)
OBIC Co., Ltd.	26,900	$4,965,011
Omron Corp.	6,800	655,572
Oracle Corp. Japan	8,400	821,049
PALTAC Corp.	15,200	593,334
Paramount Bed Holdings Co., Ltd.	700	11,958
Park24 Co., Ltd.†	11,600	164,428
Pasona Group, Inc.	14,700	458,086
PCA Corp.	45,000	578,079
Proto Corp.	36,700	411,308
Rakuten Group, Inc.	3,800	39,098
Rinnai Corp.	3,000	283,057
Ryohin Keikaku Co., Ltd.	38,600	623,515
S Foods, Inc.	27,000	780,007
Sagami Rubber Industries Co., Ltd.	8,600	75,020
San-A Co, Ltd.	3,000	105,590
San-Ai Oil Co., Ltd.	95,900	999,097
Sankyu, Inc.	20,300	806,177
Santen Pharmaceutical Co., Ltd.	65,600	869,222
SCSK Corp.	27,000	509,737
Seino Holdings Co., Ltd.	119,500	1,208,186
Senko Group Holdings Co., Ltd.	20,900	170,518
Seria Co., Ltd.	5,900	180,247
SG Holdings Co., Ltd.	107,200	2,368,774
Shima Seiki Manufacturing, Ltd.	6,100	102,250
Shimadzu Corp.	20,300	858,761
Shimamura Co., Ltd.	2,000	171,087
Shizuoka Bank, Ltd.#	33,000	230,765
SK Kaken Co., Ltd.#	3,800	1,248,130
SMS Co., Ltd.	123,800	4,592,720
Sohgo Security Services Co., Ltd.	18,300	780,239
SRE Holdings Corp.†	54,600	4,330,032
Stanley Electric Co., Ltd.	28,100	729,290
Sugi Holdings Co., Ltd.	7,600	478,031
Sundrug Co., Ltd.	27,200	720,156
Suzuken Co., Ltd.	10,900	297,985
T Hasegawa Co., Ltd.	99,900	2,466,354
Taisei Lamick Co, Ltd.	7,200	174,065
Taiyo Yuden Co., Ltd.	64,600	3,523,910
Takasago International Corp.	5,100	123,625
Takuma Co., Ltd.	31,300	377,283
TechnoPro Holdings, Inc.	144,300	3,973,121
Temairazu, Inc.	6,800	309,110
Terumo Corp.	16,600	676,569
THK Co., Ltd.	4,000	95,108
Toei Co., Ltd.	2,700	442,947
Toho Co., Ltd.	19,600	871,841
Tokyo Broadcasting System, Inc.	29,200	440,924
Tokyo Seimitsu Co., Ltd.	56,700	2,369,310
Toshiba TEC Corp.	6,900	264,536
TOTO, Ltd.	4,300	189,874
Toyo Seikan Group Holdings, Ltd.	45,400	557,882
Trancom Co., Ltd.	3,000	212,508
TS Tech Co., Ltd.	32,300	379,029
Tsugami Corp.	175,100	2,135,321
Unicharm Corp.	28,400	1,230,396
USS Co., Ltd.	64,600	947,720
Yamato Holdings Co., Ltd.	60,800	1,342,718
Zojirushi Corp.	5,500	77,583
ZOZO, Inc.	43,000	1,358,217
Zuken, Inc.	18,000	589,037

		149,601,620

Jersey — 0.1%
Breedon Group PLC	562,212	724,597

147

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Luxembourg — 0.8%
Allegro.eu SA†*	10,205	$97,770
B&M European Value Retail SA	33,401	274,596
Befesa SA*	59,908	3,975,933
Eurofins Scientific SE	1,134	144,892

		4,493,191

Mauritius — 0.1%
MakeMyTrip, Ltd.†#	34,437	838,541

Mexico — 0.8%
Bolsa Mexicana de Valores SAB de CV	171,400	286,326
Corp Inmobiliaria Vesta SAB de CV	80,013	136,126
Genomma Lab Internacional SAB de CV, Class B†	352,702	296,406
Gruma SAB de CV, Class B	27,393	331,156
Grupo Aeroportuario del Centro Norte SAB de CV†	387,494	2,197,652
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,567	272,638
Grupo Aeroportuario del Sureste SAB de CV ADR	963	175,988
Grupo Cementos de Chihuahua SAB de CV	74,265	517,058
Grupo Financiero Inbursa SAB de CV, Class O†	89,887	86,271
Orbia Advance Corp SAB de CV	175,793	410,163
Prologis Property Mexico SA de CV	79,415	178,293
Telesites SAB de CV	193,400	171,911

		5,059,988

Netherlands — 1.3%
Aalberts NV	14,795	904,358
ASM International NV	3,657	1,628,101
Euronext NV*	7,639	749,860
IMCD NV	8,012	1,776,527
Just Eat Takeaway.com NV (Euronext Amsterdam)†#,*	28,470	1,783,611
Just Eat Takeaway.com NV (LSE)†*	2,461	153,264
Wolters Kluwer NV	6,016	674,863

		7,670,584

New Zealand — 0.3%
Auckland International Airport, Ltd.†	89,305	478,690
Freightways, Ltd.	60,151	514,783
Mainfreight, Ltd.	8,442	524,658

		1,518,131

Norway — 1.0%
Borregaard ASA	3,829	90,820
TOMRA Systems ASA	82,074	5,618,272

		5,709,092

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†#	13,131	95,988

Philippines — 0.3%
Metropolitan Bank & Trust Co.	876,472	865,310
Universal Robina Corp.	438,030	1,153,541

		2,018,851

Portugal — 0.1%
Galp Energia SGPS SA	13,358	124,689
NOS SGPS SA	89,540	341,058

		465,747

Russia — 0.4%
Detsky Mir PJSC†	937,267	1,748,330
Moscow Exchange MICEX-RTS PJSC†	205,642	424,037

		2,172,367

Singapore — 0.7%
Ascendas India Trust	404,200	412,015
City Developments, Ltd.	93,800	480,856
Mapletree Commercial Trust	657,300	979,886

Security Description	Shares	Value (Note 2)

Singapore (continued)
Singapore Technologies Engineering, Ltd.	398,500	$1,113,652
Venture Corp., Ltd.	87,763	1,191,702

		4,178,111

South Africa — 0.8%
AVI, Ltd.	134,853	683,118
Transaction Capital, Ltd.	1,483,748	3,969,851

		4,652,969

South Korea — 4.6%
Amorepacific Corp.	6,780	901,814
Doosan Bobcat, Inc.†	24,268	734,479
Doosan Fuel Cell Co., Ltd.†	72,766	3,023,812
Douzone Bizon Co., Ltd.	10,696	680,424
Hansae Co., Ltd.	160,783	2,682,852
L&F Co., Ltd.	25,894	4,849,908
LEENO Industrial, Inc.	27,618	4,623,191
LS Electric Co., Ltd.	20,587	904,405
OCI Co., Ltd.†	50,636	4,652,355
Orion Corp.	11,908	977,352
Samsung Fire & Marine Insurance Co., Ltd.	5,603	953,669
TK Corp.	26,667	226,132
Wonik QnC Corp.†	106,993	2,405,830

		27,616,223

Spain — 1.6%
Amadeus IT Group SA†	24,049	1,539,179
Banco de Sabadell SA†	4,275,681	2,867,880
Cellnex Telecom SA#,*	72,163	4,257,460
Viscofan SA	12,868	816,633

		9,481,152

Sweden — 3.6%
Catena AB	71,709	4,525,107
Essity AB, Class B	29,278	936,054
Fortnox AB	64,660	3,941,953
Intrum AB	67,277	1,688,542
Karnov Group AB	40,701	243,121
MIPS AB	57,435	7,671,058
Saab AB, Series B	19,182	501,917
Swedish Match AB	109,110	796,338
Thule Group AB*	16,924	960,396

		21,264,486

Switzerland — 1.5%
DKSH Holding AG	1,554	124,142
Julius Baer Group, Ltd.	13,265	822,648
Kardex Holding AG	3,245	984,680
Partners Group Holding AG	100	172,120
SIG Combibloc Group AG	68,159	1,797,869
Sika AG	5,954	2,336,171
Sonova Holding AG	3,916	1,473,314
Straumann Holding AG	34	72,353
Temenos AG	2,812	360,888
VAT Group AG*	2,124	1,022,457

		9,166,642

Taiwan — 2.0%
Advantech Co., Ltd.	65,571	895,058
Chroma ATE, Inc.	201,000	1,333,283
E.Sun Financial Holding Co., Ltd.	868,881	839,380
Kindom Development Co., Ltd.	1,122,100	1,546,654
Merida Industry Co., Ltd.	130,000	1,398,994
Tripod Technology Corp.	273,000	1,220,109
Voltronic Power Technology Corp.	18,675	1,059,038
Wafer Works Corp.	1,053,000	3,056,113

148

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Taiwan (continued)
Win Semiconductors Corp.	62,000	$797,168

		12,145,797

Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	82,600	444,897

Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	71,719	61,722

United Kingdom — 13.9%
4imprint Group PLC†	5,210	195,462
Abcam PLC†	16,778	378,307
Admiral Group PLC	7,212	282,368
Allfunds Group Plc†	21,691	357,303
Auto Trader Group PLC*	131,181	1,274,203
Babcock International Group PLC†	47,215	185,262
Bellway PLC	20,360	841,888
Big Yellow Group PLC	35,081	757,849
Britvic PLC	22,203	263,089
Bunzl PLC	26,232	998,681
Burberry Group PLC	19,465	452,490
Cairn Energy PLC	69,113	166,680
Coats Group PLC	181,302	147,407
Compass Group PLC†	44,661	866,095
ConvaTec Group PLC*	128,500	330,051
Cranswick PLC	18,693	885,015
Croda International PLC	40,038	5,375,576
Dechra Pharmaceuticals PLC	68,691	4,599,068
Electrocomponents PLC	673,422	10,781,322
EMIS Group PLC	16,572	287,214
Endeavour Mining PLC#	82,513	1,935,821
Essentra PLC	295,496	1,193,450
Forterra PLC*	519,045	1,685,490
Future PLC	218,724	10,416,050
Great Portland Estates PLC	324,641	3,087,439
Greggs PLC	55,448	2,203,668
Halma PLC	22,723	906,340
Hargreaves Lansdown PLC	26,091	463,778
Helios Towers PLC†	104,280	227,270
Howden Joinery Group PLC	105,212	1,208,154
Ibstock PLC*	154,893	395,141
Inchcape PLC	299,550	3,306,263
Intertek Group PLC	16,502	1,169,500
Johnson Service Group PLC†	51,427	88,056
Keywords Studios PLC	113,238	4,054,821
Marshalls PLC	31,250	287,455
Moneysupermarket.com Group PLC	184,647	492,602
PageGroup PLC	401,584	3,354,920
PZ Cussons PLC	12,346	31,678
Rathbone Brothers PLC	34,805	855,104
Rightmove PLC	113,480	1,124,941
Rotork PLC	534,143	2,420,514
S4 Capital PLC†	546,377	4,193,552
Sage Group PLC	22,087	226,578
Savills PLC	177,777	3,145,331
Schroders PLC	27,629	1,258,360
Shaftesbury PLC#	44,914	367,590
Smith & Nephew PLC	60,788	977,662
Spirax-Sarco Engineering PLC	3,952	819,067
Tate & Lyle PLC	14,897	124,420
UNITE Group PLC	101,302	1,428,244

		82,874,589

United States — 0.1%
Autoliv, Inc. SDR	2,461	237,427
PerkinElmer, Inc.	809	147,368

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Thoughtworks Holding, Inc.†	12,931	$377,585

		762,380

Total Common Stocks
(cost $478,286,922)		572,091,537

EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI India Small-Cap ETF# (cost $6,770,471)	109,337	6,484,777

Total Long-Term Investment Securities
(cost $485,057,393)		578,576,314

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $10,854,927)	10,854,927	10,854,927

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $9,747,000 and collateralized by $9,276,300 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and having an approximate value of $9,941,949 (cost $9,747,000)	$9,747,000	9,747,000

TOTAL INVESTMENTS
(cost $505,659,320)(3)	100.4%	599,178,241
Liabilities in excess of other assets	(0.4)	(2,195,399)

NET ASSETS	100.0%	$596,982,842

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $28,123,309 representing 4.7% of net assets.

(1)

At November 30, 2021, the Fund had loaned securities with a total value of $24,631,104. This was secured by collateral of $10,854,927, which was received in cash and subsequently invested in short-term investments currently valued at $10,854,927 as reported in the Portfolio of Investments. Additional collateral of $14,948,747 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	02/03/2022 to 03/03/2022	$185,645
United States Treasury Notes/Bonds	0.08% to 6.88%	12/31/2021 to 05/15/2051	14,763,102

(2)	The rate shown is the 7-day yield as of November 30, 2021.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

LSE—London Stock Exchange

SDR—Swedish Depositary Receipt

149

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Russia	$—	$2,172,367		$—	$2,172,367
Other Industries	81,596,201	488,322,969	**	—	569,919,170
Exchange-Traded Funds	6,484,777	—		—	6,484,777
Short Term Investment Securities	10,854,927	—		—	10,854,927
Repurchase Agreements	—	9,747,000		—	9,747,000

Total Investments at Value	$98,935,905	$500,242,336		$—	$599,178,241

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

150

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Repurchase Agreements	6.2%
Medical — Drugs	5.1
Banks — Commercial	3.9
Insurance — Life/Health	3.4
Semiconductor Equipment	2.8
Diversified Banking Institutions	2.7
Cosmetics & Toiletries	2.3
Auto — Cars/Light Trucks	2.3
Insurance — Multi-line	2.3
Telephone — Integrated	2.2
Chemicals — Specialty	1.9
Real Estate Investment Trusts	1.9
Commercial Services	1.5
Medical Products	1.5
Power Converter/Supply Equipment	1.5
Building & Construction Products — Misc.	1.4
Industrial Automated/Robotic	1.4
Apparel Manufacturers	1.2
Enterprise Software/Service	1.2
Electronic Components — Misc.	1.2
Import/Export	1.2
Transport — Rail	1.1
Finance — Other Services	1.1
Oil Companies — Integrated	1.1
Real Estate Operations & Development	1.1
Investment Companies	1.0
Medical — Biomedical/Gene	1.0
Chemicals — Diversified	1.0
Insurance — Reinsurance	1.0
Private Equity	1.0
Audio/Video Products	0.9
Food — Retail	0.8
Machinery — Electrical	0.8
Cellular Telecom	0.8
Steel — Producers	0.8
Investment Management/Advisor Services	0.8
Soap & Cleaning Preparation	0.7
Food — Misc./Diversified	0.7
U.S. Government Treasuries	0.7
Medical Labs & Testing Services	0.7
Industrial Gases	0.7
Water	0.7
Electric — Generation	0.7
Electric — Integrated	0.7
Oil Refining & Marketing	0.7
Beverages — Non-alcoholic	0.7
Computer Services	0.7
Insurance — Property/Casualty	0.7
Transport — Services	0.6
Auto/Truck Parts & Equipment — Original	0.6
Retail — Apparel/Shoe	0.6
Oil Companies — Exploration & Production	0.6
Optical Supplies	0.6
Electric — Distribution	0.6
Electronic Components — Semiconductors	0.6
Human Resources	0.6
Machinery — General Industrial	0.6
Commercial Services — Finance	0.5
Food — Dairy Products	0.5
Rubber — Tires	0.5
Distribution/Wholesale	0.5
Airport Development/Maintenance	0.5
Machinery — Construction & Mining	0.5
Gas — Distribution	0.5
Paper & Related Products	0.5
Building & Construction — Misc.	0.5
Electric — Transmission	0.5
Building Products — Cement	0.5
Building — Residential/Commercial	0.5
Building — Heavy Construction	0.5
Real Estate Management/Services	0.4

Food — Catering	0.4
Internet Content — Information/News	0.4
Networking Products	0.4
Medical Instruments	0.4
Computer Aided Design	0.4
Retail — Jewelry	0.4
Electronic Measurement Instruments	0.4
Auto — Heavy Duty Trucks	0.4
Office Automation & Equipment	0.4
Machinery — Farming	0.4
Rental Auto/Equipment	0.4
Gold Mining	0.4
Hotels/Motels	0.4
Building Products — Air & Heating	0.4
Toys	0.3
Public Thoroughfares	0.3
Diversified Operations	0.3
Publishing — Periodicals	0.3
Gas — Transportation	0.3
Advertising Agencies	0.3
MRI/Medical Diagnostic Imaging	0.3
Multimedia	0.3
Metal — Diversified	0.3
Advertising Services	0.3
Telecom Services	0.3
Coatings/Paint	0.2
Energy — Alternate Sources	0.2
Electric Products — Misc.	0.2
Steel Pipe & Tube	0.2
Finance — Leasing Companies	0.2
Resorts/Theme Parks	0.2
Pipelines	0.2
Electronic Security Devices	0.2
Retail — Building Products	0.2
Diversified Minerals	0.2
Metal — Iron	0.2
Diversified Manufacturing Operations	0.2
Applications Software	0.2
Building — Maintenance & Services	0.2
Metal — Copper	0.2
Athletic Footwear	0.2
Machine Tools & Related Products	0.2
Diagnostic Equipment	0.2
Airlines	0.2
Diagnostic Kits	0.1
Music	0.1
Fisheries	0.1
Chemicals — Plastics	0.1
Web Portals/ISP	0.1
Diversified Operations/Commercial Services	0.1
Medical — Hospitals	0.1
E-Commerce/Services	0.1
Bicycle Manufacturing	0.1
Steel — Specialty	0.1
Computer Data Security	0.1
Security Services	0.1
Consulting Services	0.1
Computers — Periphery Equipment	0.1
Telecommunication Equipment	0.1
Finance — Investment Banker/Broker	0.1
Miscellaneous Manufacturing	0.1
Respiratory Products	0.1
E-Commerce/Products	0.1
Food — Meat Products	0.1
Coffee	0.1
Wire & Cable Products	0.1
Food — Flour & Grain	0.1
Medical — Nursing Homes	0.1
Medical — Wholesale Drug Distribution	0.1
Internet Connectivity Services	0.1

99.4%

*	Calculated as a percentage of Net Assets.

151

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Country Allocation*

Japan	22.4%
United Kingdom	11.6
France	10.9
Switzerland	8.4
United States	6.9
Germany	6.3
Netherlands	6.0
Australia	5.6
Sweden	3.1
Denmark	2.8
Hong Kong	2.4
Spain	2.1
Italy	1.9
Finland	1.5
Belgium	1.0
Singapore	0.9
Ireland	0.9
Norway	0.7
Austria	0.7
Jersey	0.6
Portugal	0.6
Israel	0.5
Cayman Islands	0.5
New Zealand	0.4
Luxembourg	0.4
Bermuda	0.1
Papua New Guinea	0.1
SupraNational	0.1

99.4%

*	Calculated as a percentage of net assets

152

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.5%
Australia — 5.6%
Afterpay, Ltd.†	4,795	$361,836
AGL Energy, Ltd.	24,237	92,392
Ampol, Ltd.	22,755	463,506
APA Group	72,897	491,131
ASX, Ltd.	8,905	566,195
Aurizon Holdings, Ltd.	116,322	277,440
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	32,536	443,146
Brambles, Ltd.	61,419	434,897
Cochlear, Ltd.	2,303	352,642
Coles Group, Ltd.	45,658	581,875
Computershare, Ltd.	17,667	237,666
CSL, Ltd.	12,588	2,720,951
Dexus†	27,364	215,323
Evolution Mining, Ltd.	136,573	387,472
Fortescue Metals Group, Ltd.	57,945	674,396
Goodman Group	49,625	863,197
GPT Group	59,897	222,542
Insurance Australia Group, Ltd.	60,307	189,378
Lendlease Corp., Ltd.	14,856	111,610
Macquarie Group, Ltd.	15,097	2,092,127
Magellan Financial Group, Ltd.	4,161	96,787
Mirvac Group	121,745	245,034
Newcrest Mining, Ltd.	39,872	661,179
Northern Star Resources, Ltd.	40,215	267,348
Origin Energy, Ltd.	119,484	405,151
QBE Insurance Group, Ltd.	35,865	293,165
Ramsay Health Care, Ltd.	9,085	427,501
Santos, Ltd.	106,118	466,011
Scentre Group	268,583	585,525
Sonic Healthcare, Ltd.	33,665	1,011,722
Stockland	83,190	254,954
Suncorp Group, Ltd.	58,913	448,825
Sydney Airport†	93,860	552,555
Telstra Corp., Ltd.	187,758	539,583
Transurban Group	128,157	1,232,743
Vicinity Centres	161,395	192,342
Washington H. Soul Pattinson & Co., Ltd.	2,812	60,876
Woodside Petroleum, Ltd.	64,609	957,956

		20,478,979

Austria — 0.7%
Erste Group Bank AG	11,928	519,877
OMV AG	14,869	787,474
Raiffeisen Bank International AG	9,754	288,751
Verbund AG	1,574	164,502
voestalpine AG	18,635	630,696

		2,391,300

Belgium — 1.0%
Ageas SA/NV	2,480	127,819
Etablissements Franz Colruyt NV	2,725	127,798
Groupe Bruxelles Lambert SA	7,913	854,694
KBC Group NV	11,922	996,078
Proximus SADP	4,692	85,238
Solvay SA	3,519	393,582
UCB SA	7,790	846,987
Umicore SA	4,826	234,484

		3,666,680

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	8,000	46,184
Hongkong Land Holdings, Ltd.	13,100	70,713
Jardine Matheson Holdings, Ltd.	6,900	389,910

		506,807

Security Description	Shares	Value (Note 2)

Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	100,308	$573,703
CK Hutchison Holdings, Ltd.	102,500	642,104
Futu Holdings, Ltd. ADR†#	1,107	52,571
WH Group, Ltd.*	410,500	255,803
Wharf Real Estate Investment Co., Ltd.	63,000	318,399

		1,842,580

Denmark — 2.8%
Ambu A/S, Class B	2,259	64,302
Chr. Hansen Holding A/S	2,495	185,644
Demant A/S†	2,521	121,192
DSV A/S	5,029	1,101,952
Genmab A/S†	1,960	761,437
Novo Nordisk A/S, Class B	52,297	5,599,932
Novozymes A/S, Class B	4,146	315,055
Orsted A/S*	7,153	915,362
Pandora A/S	3,605	447,137
Vestas Wind Systems A/S	25,800	864,270

		10,376,283

Finland — 1.5%
Elisa Oyj	326	19,568
Kone Oyj, Class B	10,529	692,883
Neste Oyj	11,636	548,777
Nokia Oyj†	152,820	858,204
Nordea Bank Abp	120,356	1,428,305
Orion Oyj, Class B	5,337	219,251
Sampo Oyj, Class A	10,291	505,518
Stora Enso Oyj, Class R	29,179	493,856
UPM-Kymmene Oyj	15,629	567,351

		5,333,713

France — 10.9%
Accor SA†	11,321	334,996
Aeroports de Paris†	2,191	255,073
Air Liquide SA	16,043	2,653,340
Alstom SA	5,293	187,623
Amundi SA*	2,158	179,085
Arkema SA	3,390	443,258
Atos SE	4,039	173,150
AXA SA	83,127	2,284,753
BioMerieux	978	138,703
BNP Paribas SA	32,172	1,997,233
Bouygues SA	20,457	692,173
Bureau Veritas SA	11,342	357,777
Capgemini SE	6,216	1,437,758
Carrefour SA	30,703	508,557
Cie de Saint-Gobain	19,284	1,221,428
Cie Generale des Etablissements Michelin SCA	8,063	1,191,066
CNP Assurances	21,011	511,831
Covivio	1,969	163,081
Danone SA	26,826	1,581,797
Dassault Systemes SE	26,465	1,595,372
Edenred	9,427	422,548
Eiffage SA	5,801	538,220
EssilorLuxottica SA	11,616	2,327,445
Eurazeo SE	2,742	224,080
Faurecia SE	3,671	157,810
Gecina SA	1,516	205,300
Getlink SE	25,363	374,549
Hermes International	1,974	3,701,557
Ipsen SA	3,567	348,472
Klepierre SA	9,974	211,388
L’Oreal SA	9,614	4,334,811
Legrand SA	7,901	863,788

153

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Orpea SA	2,407	$226,989
Publicis Groupe SA	8,806	570,742
Sartorius Stedim Biotech	1,193	703,106
Schneider Electric SE	15,774	2,788,228
SCOR SE	5,706	179,842
Societe Generale SA	28,467	884,262
Sodexo SA†	5,579	468,492
Suez SA	10,167	227,552
Ubisoft Entertainment SA†	1,173	60,275
Valeo SA	4,108	119,009
Veolia Environnement SA	35,586	1,138,776
Vivendi SE	17,589	224,422
Wendel SE	1,296	148,065
Worldline SA†*	6,156	323,881

		39,681,663

Germany — 6.3%
Allianz SE	11,296	2,462,399
Bayerische Motoren Werke AG	11,850	1,141,555
Bayerische Motoren Werke AG (Preference Shares)	3,618	284,558
Beiersdorf AG	7,890	789,270
Brenntag SE	2,328	199,788
Carl Zeiss Meditec AG	784	157,280
Commerzbank AG†	82,999	587,508
Covestro AG*	5,143	290,665
Deutsche Boerse AG	6,431	1,010,925
Evonik Industries AG	7,131	215,269
Hannover Rueck SE	1,588	278,290
HeidelbergCement AG	6,394	429,142
Henkel AG & Co. KGaA	4,067	302,609
Henkel AG & Co. KGaA (Preference Shares)	11,051	873,369
Infineon Technologies AG	31,111	1,409,066
KION Group AG	1,657	179,489
Knorr-Bremse AG	1,092	108,699
LANXESS AG	1,378	80,164
Merck KGaA	7,895	1,959,455
Muenchener Rueckversicherungs-Gesellschaft AG	5,480	1,481,426
Puma SE	5,373	650,827
SAP SE	29,046	3,728,593
Sartorius AG	1,091	750,053
Siemens Healthineers AG*	13,335	972,943
Symrise AG	3,680	519,864
TeamViewer AG†*	2,071	28,195
Telefonica Deutschland Holding AG	103,732	276,937
United Internet AG	4,962	186,716
Vonovia SE	21,094	1,172,557
Zalando SE†*	4,104	374,059

		22,901,670

Hong Kong — 2.4%
AIA Group, Ltd.	289,000	3,040,837
BOC Hong Kong Holdings, Ltd.	122,500	369,951
Hang Lung Properties, Ltd.	49,000	96,902
Hang Seng Bank, Ltd.	21,300	376,943
Henderson Land Development Co., Ltd.	86,503	352,111
Hong Kong & China Gas Co., Ltd.	235,252	351,158
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,582,585
Link REIT	37,300	321,794
MTR Corp., Ltd.	74,500	395,840
New World Development Co., Ltd.	47,250	185,660
Power Assets Holdings, Ltd.	42,500	255,616
Sun Hung Kai Properties, Ltd.	49,500	601,770
Swire Pacific, Ltd., Class A	30,000	166,004
Swire Properties, Ltd.	52,400	123,645
Techtronic Industries Co., Ltd.	30,000	613,190

		8,834,006

Security Description	Shares	Value (Note 2)

Ireland — 0.9%
CRH PLC	26,317	$1,281,033
DCC PLC	7,134	524,011
James Hardie Industries PLC	5,924	229,525
Kerry Group PLC, Class A	7,667	943,878
Smurfit Kappa Group PLC	3,428	174,644

		3,153,091

Israel — 0.5%
Bank Hapoalim BM	44,435	433,144
Bank Leumi Le-Israel BM	60,220	581,278
Check Point Software Technologies, Ltd.†	3,586	399,158
NICE, Ltd.†	1,058	308,578
Wix.com, Ltd.†	920	140,576

		1,862,734

Italy — 1.9%
Amplifon SpA	4,307	210,457
Assicurazioni Generali SpA	79,530	1,595,254
DiaSorin SpA	833	178,268
FinecoBank Banca Fineco SpA	13,965	244,367
Mediobanca Banca di Credito Finanziario SpA	54,420	601,892
Moncler SpA	8,838	640,515
Nexi SpA†*	7,610	116,893
Poste Italiane SpA*	43,183	544,225
Prysmian SpA	6,421	237,960
Recordati Industria Chimica e Farmaceutica SpA	10,503	659,943
Snam SpA	185,780	1,047,333
Terna SpA	137,011	1,017,974

		7,095,081

Japan — 22.4%
Advantest Corp.	2,500	217,173
Aeon Co., Ltd.	25,000	583,026
Ajinomoto Co., Inc.	26,600	798,825
ANA Holdings, Inc.†	11,900	235,055
Astellas Pharma, Inc.	81,000	1,270,352
Bridgestone Corp.	19,600	794,886
Canon, Inc.	26,800	590,344
Central Japan Railway Co.	5,900	811,627
Chiba Bank, Ltd.	7,600	43,780
Chubu Electric Power Co., Inc.	27,000	272,360
Chugai Pharmaceutical Co., Ltd.	26,400	851,026
Concordia Financial Group, Ltd.	23,900	86,876
Dai Nippon Printing Co., Ltd.	5,500	129,055
Dai-ichi Life Holdings, Inc.	34,100	679,308
Daiichi Sankyo Co., Ltd.	53,300	1,333,277
Daikin Industries, Ltd.	6,300	1,279,627
Denso Corp.	15,200	1,114,100
Dentsu Group, Inc.	7,300	232,119
East Japan Railway Co.	11,600	714,745
Eisai Co., Ltd.	10,100	606,485
ENEOS Holdings, Inc.	151,200	560,928
FANUC Corp.	5,500	1,072,867
FUJIFILM Holdings Corp.	9,700	762,917
Hankyu Hanshin Holdings, Inc.	12,700	376,615
Hisamitsu Pharmaceutical Co., Inc.	5,500	193,090
Hitachi Metals, Ltd.†	21,800	405,285
Hitachi, Ltd.	25,000	1,471,557
Hoya Corp.	10,400	1,643,044
Idemitsu Kosan Co., Ltd.	9,000	230,840
Inpex Corp.	66,600	543,736
Isuzu Motors, Ltd.	18,800	253,316
Ito En, Ltd.	5,500	323,484
ITOCHU Corp.	11,900	341,486
Japan Airlines Co., Ltd.†	10,900	197,632
JFE Holdings, Inc.	43,000	488,377
Kajima Corp.	21,800	240,149

154

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Kao Corp.	16,700	$855,905
KDDI Corp.	49,800	1,450,359
Keio Corp.	2,000	90,060
Keyence Corp.	4,500	2,779,197
Kintetsu Group Holdings Co., Ltd.†	7,500	214,069
Kobayashi Pharmaceutical Co., Ltd.	400	31,466
Komatsu, Ltd.	28,300	644,961
Kose Corp.	1,300	157,467
Kubota Corp.	31,100	647,834
Kyocera Corp.	6,000	355,460
Kyowa Kirin Co., Ltd.	15,600	435,275
Lasertec Corp.†	800	208,555
Lawson, Inc.	2,600	127,539
Lion Corp.	4,100	58,327
LIXIL Corp.	3,000	73,616
M3, Inc.	7,400	398,156
Marubeni Corp.	72,000	644,252
Mazda Motor Corp.†	42,200	341,324
MEIJI Holdings Co., Ltd.	7,900	464,664
Mitsubishi Chemical Holdings Corp.	57,700	453,043
Mitsubishi Corp.	46,500	1,373,615
Mitsubishi Electric Corp.	55,600	697,602
Mitsubishi Estate Co., Ltd.	36,400	502,173
Mitsui & Co., Ltd.	44,800	1,007,906
Mitsui Fudosan Co., Ltd.	33,400	687,804
MS&AD Insurance Group Holdings, Inc.	12,700	371,336
Murata Manufacturing Co., Ltd.	14,200	1,041,525
Nexon Co., Ltd.	8,100	162,024
NH Foods, Ltd.	2,400	81,864
Nidec Corp.	11,700	1,337,810
Nintendo Co., Ltd.	2,800	1,243,588
Nippon Express Co., Ltd.	2,400	136,489
Nippon Paint Holdings Co., Ltd.	11,600	121,748
Nippon Shinyaku Co., Ltd.	1,500	111,034
Nippon Steel Corp.	43,400	634,886
Nippon Telegraph & Telephone Corp.	48,400	1,334,361
Nisshin Seifun Group, Inc.	15,900	230,462
Nissin Foods Holdings Co., Ltd.	2,000	146,993
Nitori Holdings Co., Ltd.	2,000	317,856
Nomura Holdings, Inc.	61,300	255,515
NTT Data Corp.	12,000	253,018
Obayashi Corp.	15,900	117,045
Odakyu Electric Railway Co., Ltd.	5,500	106,015
Ono Pharmaceutical Co., Ltd.	28,700	633,257
Oriental Land Co., Ltd.	5,200	821,581
ORIX Corp.	42,800	844,177
Osaka Gas Co., Ltd.	27,200	440,054
Otsuka Holdings Co., Ltd.	22,500	816,910
Pan Pacific International Holdings Corp.	3,700	63,470
Pigeon Corp.	5,600	113,615
Rakuten Group, Inc.	26,200	269,571
Recruit Holdings Co., Ltd.	29,300	1,778,381
Renesas Electronics Corp.†	12,600	157,584
Resona Holdings, Inc.	94,900	345,133
Ryohin Keikaku Co., Ltd.	4,800	77,536
Santen Pharmaceutical Co., Ltd.	26,700	353,784
Secom Co., Ltd.	5,400	365,040
Sekisui House, Ltd.	10,600	206,272
SG Holdings Co., Ltd.	4,500	99,435
Shimano, Inc.	1,500	412,907
Shin-Etsu Chemical Co., Ltd.	10,700	1,788,889
Shionogi & Co., Ltd.	13,800	963,885
Shiseido Co., Ltd.	12,400	709,984
Shizuoka Bank, Ltd.	4,400	30,769
SMC Corp.	1,500	957,165

Security Description	Shares	Value (Note 2)

Japan (continued)
SoftBank Corp.	67,600	$931,949
SoftBank Group Corp.	29,900	1,581,449
Sony Group Corp.	28,400	3,460,914
Subaru Corp.	27,000	509,545
Sumitomo Chemical Co., Ltd.	43,400	200,178
Sumitomo Corp.	61,500	837,530
Sumitomo Dainippon Pharma Co., Ltd.	12,900	156,868
Sumitomo Electric Industries, Ltd.	41,700	546,000
Sumitomo Metal Mining Co., Ltd.	18,700	688,952
Sumitomo Mitsui Financial Group, Inc.	57,700	1,882,895
Sumitomo Realty & Development Co., Ltd.	10,700	333,506
Suntory Beverage & Food, Ltd.	16,600	586,323
Sysmex Corp.	4,500	557,186
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	280,296
Terumo Corp.	18,500	754,007
Tobu Railway Co., Ltd.	3,900	88,272
Toho Gas Co., Ltd.	600	17,028
Tohoku Electric Power Co., Inc.	17,300	119,972
Tokio Marine Holdings, Inc.	18,200	915,985
Tokyo Electron, Ltd.	3,000	1,576,603
Tokyo Gas Co., Ltd.	24,100	413,739
Tokyu Corp.	31,300	433,442
Toppan Printing Co., Ltd.	7,800	118,288
Toray Industries, Inc.	40,700	236,803
TOTO, Ltd.	800	35,325
Toyo Suisan Kaisha, Ltd.	2,100	85,044
Toyota Industries Corp.	8,600	704,851
Toyota Motor Corp.	287,000	5,098,974
Toyota Tsusho Corp.	5,000	217,634
Unicharm Corp.	17,100	740,837
Welcia Holdings Co., Ltd.	1,400	49,958
West Japan Railway Co.	7,300	314,887
Yakult Honsha Co., Ltd.	6,100	306,327
Z Holdings Corp.	72,600	479,976

		81,964,509

Jersey — 0.6%
Ferguson PLC	8,169	1,241,510
WPP PLC	73,697	1,017,990

		2,259,500

Luxembourg — 0.4%
Aroundtown SA	42,482	255,069
Eurofins Scientific SE	2,284	291,829
Tenaris SA	86,430	851,069

		1,397,967

Netherlands — 6.0%
ABN AMRO Bank NV CVA*	39,130	557,991
Adyen NV†*	463	1,284,059
Akzo Nobel NV	7,213	756,828
Argenx SE†	1,326	371,150
ASM International NV	589	262,224
ASML Holding NV(XAMS)	9,680	7,585,231
CNH Industrial NV	42,088	698,396
EXOR NV	7,779	681,417
Ferrari NV	4,589	1,204,700
ING Groep NV	123,160	1,700,110
JDE Peet’s NV	8,986	245,202
Just Eat Takeaway.com NV†*	1,952	122,290
Koninklijke DSM NV	5,797	1,245,247
Koninklijke KPN NV	151,346	446,231
Koninklijke Vopak NV	5,917	224,745
NN Group NV	13,713	680,549
Prosus NV	15,033	1,211,467

155

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
QIAGEN NV†	7,562	$420,461
STMicroelectronics NV	14,942	729,792
Universal Music Group NV	17,589	504,876
Wolters Kluwer NV	10,012	1,123,127

		22,056,093

New Zealand — 0.4%
a2 Milk Co., Ltd.†	27,794	114,806
Auckland International Airport, Ltd.†	61,749	330,986
Fisher & Paykel Healthcare Corp., Ltd.	12,722	287,827
Mercury NZ, Ltd.	30,468	124,515
Meridian Energy, Ltd.	64,606	208,660
Ryman Healthcare, Ltd.	20,169	168,217
Spark New Zealand, Ltd.	25,402	79,549
Xero, Ltd.†	2,001	202,242

		1,516,802

Norway — 0.7%
Equinor ASA	57,145	1,432,004
Mowi ASA	18,515	419,436
Orkla ASA	39,049	356,705
Telenor ASA	18,680	275,841
Yara International ASA	2,265	111,108

		2,595,094

Papua New Guinea — 0.1%
Oil Search, Ltd.	171,553	457,409

Portugal — 0.6%
Banco Espirito Santo SA†(1)	126,030	0
EDP—Energias de Portugal SA	203,774	1,116,611
Galp Energia SGPS SA	60,533	565,040
Jeronimo Martins SGPS SA	15,463	337,067

		2,018,718

Singapore — 0.9%
DBS Group Holdings, Ltd.	51,100	1,116,395
Keppel Corp., Ltd.	54,000	201,052
Oversea-Chinese Banking Corp., Ltd.	105,400	848,901
Singapore Airlines, Ltd.†	32,400	116,193
Singapore Telecommunications, Ltd.	286,800	494,202
United Overseas Bank, Ltd.	23,000	427,772

		3,204,515

Spain — 2.1%
Aena SME SA†*	5,508	806,141
Amadeus IT Group SA†	16,096	1,030,173
CaixaBank SA	249,129	639,699
Cellnex Telecom SA*	10,822	638,474
Enagas SA	28,637	651,557
Ferrovial SA	29,545	819,218
Grifols SA	14,421	258,652
Red Electrica Corp. SA	32,624	692,595
Repsol SA	108,055	1,193,085
Telefonica SA	221,619	1,003,800

		7,733,394

SupraNational — 0.1%
Unibail-Rodamco-Westfie	4,823	316,359

Sweden — 3.1%
Assa Abloy AB, Class B	25,431	710,863
Boliden AB	25,834	891,120
Epiroc AB, Class B	21,039	423,313
EQT AB	2,981	174,945
Essity AB, Class B	32,404	1,035,996
Hennes & Mauritz AB, Class B	26,557	470,041

Security Description	Shares	Value (Note 2)

Sweden (continued)
Hexagon AB, Class B	37,268	$545,180
ICA Gruppen AB	1,334	78,966
Industrivarden AB, Class A	1,181	35,091
Industrivarden AB, Class C	2,897	85,477
Investor AB, Class B	96,330	2,238,326
Sandvik AB	35,081	867,469
Skandinaviska Enskilda Banken AB, Class A	73,479	1,068,549
Svenska Handelsbanken AB, Class A	76,802	814,101
Telefonaktiebolaget LM Ericsson, Class B	85,577	863,224
Volvo AB, Class B	56,354	1,215,508

		11,518,169

Switzerland — 8.4%
ABB, Ltd.	68,987	2,378,310
Adecco Group AG	6,390	296,443
Alcon, Inc.	18,897	1,488,400
Baloise Holding AG	3,074	460,502
Clariant AG	9,453	185,350
Coca-Cola HBC AG	23,738	730,677
EMS-Chemie Holding AG	527	502,937
Geberit AG	1,682	1,283,593
Givaudan SA	392	1,919,521
Julius Baer Group, Ltd.	13,110	813,035
Kuehne & Nagel International AG	2,781	797,809
Logitech International SA	4,027	319,341
Lonza Group AG	2,782	2,244,328
Partners Group Holding AG	1,054	1,814,147
Schindler Holding AG	208	51,778
Schindler Holding AG (Participation Certificate)	3,233	833,684
SGS SA	297	897,644
Sika AG	5,507	2,160,781
Sonova Holding AG	2,258	849,526
Straumann Holding AG	438	932,080
Swatch Group AG	3,862	1,140,201
Swiss Life Holding AG	2,493	1,430,746
Swiss Prime Site AG	3,176	301,387
Swiss Re AG	16,111	1,515,758
Swisscom AG	2,494	1,386,081
Temenos AG	2,364	303,392
Vifor Pharma AG	4,519	507,507
Zurich Insurance Group AG	7,269	2,999,371

		30,544,329

United Kingdom — 11.6%
3i Group PLC	53,376	981,495
Admiral Group PLC	6,009	235,267
Antofagasta PLC	35,889	655,390
Ashtead Group PLC	16,466	1,318,289
Auto Trader Group PLC*	43,124	418,877
AVEVA Group PLC	3,754	159,918
Aviva PLC	216,098	1,101,539
Barratt Developments PLC	40,740	376,870
Berkeley Group Holdings PLC	4,809	273,235
British Land Co. PLC	68,607	462,241
BT Group PLC†	351,250	740,033
Bunzl PLC	12,952	493,097
Burberry Group PLC	30,068	698,970
Coca-Cola Europacific Partners PLC	13,835	683,034
Compass Group PLC†	65,477	1,269,773
Croda International PLC	5,840	784,089
Direct Line Insurance Group PLC	60,310	216,556
Evraz PLC	82,142	627,287
Halma PLC	19,227	766,897
Hargreaves Lansdown PLC	16,693	296,725
Hikma Pharmaceuticals PLC	12,805	376,413

156

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	496,814	$2,754,364
Informa PLC†	86,273	533,453
InterContinental Hotels Group PLC†	9,815	578,638
Intertek Group PLC	10,290	729,254
J Sainsbury PLC	145,700	534,244
JD Sports Fashion PLC	57,065	168,398
Johnson Matthey PLC	12,186	337,893
Kingfisher PLC	92,209	387,971
Land Securities Group PLC	60,048	579,029
Legal & General Group PLC	274,430	1,023,412
London Stock Exchange Group PLC	11,172	963,985
M&G PLC	76,708	189,967
Mondi PLC	27,379	623,619
National Grid PLC	169,869	2,259,936
Natwest Group PLC	168,701	473,769
Next PLC	7,684	800,731
Ocado Group PLC†	13,059	311,439
Pearson PLC	30,291	239,177
Persimmon PLC	13,547	491,708
Prudential PLC	71,564	1,205,948
Reckitt Benckiser Group PLC	20,345	1,649,453
RELX PLC (LSE)	76,313	2,369,173
Rentokil Initial PLC	80,615	655,834
Sage Group PLC	62,072	636,761
Schroders PLC	13,917	633,848
Segro PLC	56,163	1,048,882
Smith & Nephew PLC	50,366	810,043
Smiths Group PLC	34,898	667,396
Spirax-Sarco Engineering PLC	3,464	717,927
SSE PLC	60,809	1,252,974
St James’s Place PLC	34,333	704,024
Taylor Wimpey PLC	138,765	291,739
United Utilities Group PLC	85,605	1,233,360
Vodafone Group PLC	908,742	1,317,135
Whitbread PLC†	9,939	369,262

		42,480,741

Total Common Stocks
(cost $259,786,141)		338,188,186

RIGHTS — 0.0%
Vonovia SE Expires 12/07/2021†
(cost $0)	21,094	74,400

Total Long-Term Investment Securities
(cost $259,786,141)		338,262,586

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills
0.04% due 05/19/2022(2)	$500,000	$499,783
0.05% due 04/21/2022(2)	700,000	699,801
0.06% due 04/21/2022(2)	800,000	799,773
0.08% due 02/24/2022(2)	700,000	699,923

Total Short-Term Investment Securities
(cost $2,699,455)		2,699,280

REPURCHASE AGREEMENTS — 6.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $22,497,000 and collateralized by $23,590,200 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $22,946,990

(cost $22,497,000)	22,497,000	22,497,000

TOTAL INVESTMENTS
(cost $284,982,596)(3)	99.4%	363,458,866
Other assets less liabilities	0.6	2,012,285

NET ASSETS	100.0%	$365,471,151

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2021, the Fund had loaned securities with a total value of $52,571. This was secured by collateral of $57,213 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Notes/Bonds	0.11% to 3.38%	10/31/2022 to 11/15/2048	$57,213

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $7,828,943 representing 2.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
243	Long	MSCI EAFE Index	December 2021	$28,663,442	$27,161,325	$(1,502,117)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

157

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$20,478,979	**	$0	$20,478,979
Portugal	—	2,018,718	**	0	2,018,718
Other Countries	1,780,215	313,910,274	**	—	315,690,489
Rights	74,400	—		—	74,400
Short-Term Investment Securities	—	2,699,280		—	2,699,280
Repurchase Agreements	—	22,497,000		—	22,497,000

Total Investments at Value	$1,854,615	$361,604,251		$0	$363,458,866

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,502,117	$—		$—	$1,502,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At	the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

158

VALIC Company I International Value Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	9.4%
Diversified Banking Institutions	7.8
Appliances	4.3
Food — Misc./Diversified	3.9
Investment Companies	3.0
Auto — Cars/Light Trucks	2.9
Retail — Building Products	2.7
Medical Products	2.7
Oil — Field Services	2.5
Building & Construction Products — Misc.	2.5
Finance — Leasing Companies	2.5
Apparel Manufacturers	2.4
Airlines	2.4
Machinery — Electrical	2.3
Building Products — Cement	2.2
Multimedia	2.1
Retail — Apparel/Shoe	2.1
Aerospace/Defense	2.1
Insurance — Life/Health	1.9
Food — Catering	1.9
Containers — Paper/Plastic	1.8
Communications Software	1.8
Medical — Drugs	1.8
Steel — Producers	1.8
Chemicals — Diversified	1.7
Engineering/R&D Services	1.5
Brewery	1.5
Auto/Truck Parts & Equipment — Original	1.5
Registered Investment Companies	1.5
Agricultural Chemicals	1.5
Electronic Components — Semiconductors	1.4
Building Products — Doors & Windows	1.4
Real Estate Operations & Development	1.4
Energy — Alternate Sources	1.4
E-Commerce/Products	1.3
Retail — Auto Parts	1.3
Diversified Manufacturing Operations	1.2
Casino Hotels	1.2
Electronic Components — Misc.	1.2
Retail — Drug Store	1.1
Computer Data Security	1.0
Diversified Financial Services	0.9
Investment Management/Advisor Services	0.8
Electric — Integrated	0.8
Home Furnishings	0.8
Cellular Telecom	0.8
Wire & Cable Products	0.7
Banks — Mortgage	0.6
Silver Mining	0.4

99.7%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	13.1%
Japan	10.7
Netherlands	10.2
United States	8.5
Cayman Islands	7.4
France	6.3
South Korea	5.8
China	5.5
Luxembourg	4.2
Germany	3.4
Italy	2.7
British Virgin Islands	2.7
Thailand	2.6
Australia	2.4
Switzerland	2.2
Denmark	2.2
Canada	2.1
Norway	2.1
India	1.8
Ireland	1.2
Israel	1.0
Jersey	0.8
Brazil	0.8

99.7%

*	Calculated as a percentage of net assets

159

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Australia — 2.4%
Qantas Airways, Ltd.†	4,195,309	$14,942,483

Brazil — 0.8%
CPFL Energia SA	1,095,100	5,142,549

British Virgin Islands — 2.7%
Nomad Foods, Ltd.†	698,712	16,692,230

Canada — 2.1%
Home Capital Group, Inc.†	111,000	3,601,667
SNC-Lavalin Group, Inc.#	406,500	9,826,389

		13,428,056

Cayman Islands — 7.4%
Alibaba Group Holding, Ltd.†	521,888	8,368,500
China Resources Land, Ltd.	2,056,000	8,496,313
Sands China, Ltd.†	3,357,200	7,642,980
Topsports International Holdings, Ltd.*	11,375,000	13,132,734
Xinyi Glass Holdings, Ltd.	3,573,000	8,714,858

		46,355,385

China — 5.5%
LONGi Green Energy Technology Co., Ltd., Class A	612,460	8,392,156
Midea Group Co., Ltd., Class A	1,322,512	13,990,932
Oppein Home Group, Inc., Class A	270,020	5,117,962
Shanghai Pharmaceuticals Holding Co., Ltd.	3,749,500	6,837,380

		34,338,430

Denmark — 2.2%
Danske Bank A/S	830,305	13,681,153

France — 6.3%
Cie de Saint-Gobain	247,483	15,675,312
Faurecia SE	16,360	700,445
Sanofi	118,124	11,234,802
Sodexo SA†	142,692	11,982,444

		39,593,003

Germany — 3.4%
Rheinmetall AG	147,393	13,132,577
Siemens AG	49,129	7,866,968
Siemens Energy AG†	24,565	652,556

		21,652,101

India — 1.8%
Tech Mahindra, Ltd.	547,238	11,240,530

Ireland — 1.2%
Greencore Group PLC†	4,595,011	7,632,276

Israel — 1.0%
Check Point Software Technologies, Ltd.†	54,701	6,088,768

Italy — 2.7%
Prysmian SpA	109,897	4,072,752
UniCredit SpA	1,056,196	12,773,943

		16,846,695

Japan — 10.7%
Asahi Group Holdings, Ltd.	261,700	9,727,711
Hitachi, Ltd.	239,900	14,121,058
Mitsubishi UFJ Financial Group, Inc.	3,278,600	17,312,972
ORIX Corp.	792,600	15,633,056
Showa Denko KK	478,000	10,536,094

		67,330,891

Security Description	Shares	Value (Note 2)

Jersey — 0.8%
Man Group PLC	1,838,394	$5,223,504

Luxembourg — 4.2%
ArcelorMittal SA	413,773	11,154,148
Samsonite International SA†*	8,207,810	15,367,277

		26,521,425

Netherlands — 10.2%
ING Groep NV	1,163,223	16,057,219
Koninklijke Philips NV	246,472	8,693,593
NN Group NV	244,428	12,130,477
OCI NV†#	338,692	9,245,761
Stellantis NV	1,053,375	18,028,308

		64,155,358

Norway — 2.1%
DNB Bank ASA	594,295	12,988,564

South Korea — 5.8%
Coway Co, Ltd.	233,443	13,355,169
Hana Financial Group, Inc.	168,592	5,626,902
Samsung Electronics Co., Ltd.	148,453	8,960,880
SK Square Co., Ltd.†	67,914	3,887,661
SK Telecom Co., Ltd.	105,055	4,823,911

		36,654,523

Switzerland — 2.2%
Holcim, Ltd.	283,725	13,689,244

Thailand — 2.6%
Siam Commercial Bank PCL	4,470,600	16,185,569

United Kingdom — 13.1%
ConvaTec Group PLC*	3,118,482	8,009,781
Fresnillo PLC	193,824	2,337,345
Informa PLC†	2,138,941	13,225,743
Kingfisher PLC	4,089,725	17,207,589
Melrose Industries PLC	8,015,822	15,343,852
Natwest Group PLC#	6,850,863	19,239,513
Sensata Technologies Holding PLC†	131,784	7,340,369

		82,704,192

United States — 7.0%
Advance Auto Parts, Inc.	37,548	8,287,595
Baker Hughes Co.	684,301	15,971,585
Berry Global Group, Inc.†	163,039	11,257,843
Gentex Corp.	254,401	8,759,026

		44,276,049

Total Long-Term Investment Securities
(cost $600,875,823)		617,362,978

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	9,393,455	9,393,455
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2)	14,018	14,018

Total Short-Term Investment Securities
(cost $9,407,473)		9,407,473

TOTAL INVESTMENTS
(cost $610,283,296)(3)	99.7%	626,770,451
Other assets less liabilities	0.3	2,075,130

NET ASSETS	100.0%	$628,845,581

160

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $36,509,792 representing 5.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $4,993,054. This was secured by collateral of $14,018, which was received in cash and subsequently invested in short-term investments currently valued at $14,018 as reported in the Portfolio of Investments. Additional collateral of $5,456,244 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/09/2021 to 03/17/2022	$ 743,417
United States Treasury Notes/Bonds	0.13% to 5.38%	01/31/2022 to 08/15/2050	4,712,827

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$113,041,251	$504,321,727	**	$—	$617,362,978
Short-Term Investment Securities	9,407,473	—		—	9,407,473

Total Investments at Value	$122,448,724	$504,321,727		$—	$626,770,451

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

161

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Applications Software	12.5%
Web Portals/ISP	8.9
Computers	5.3
Computer Services	4.6
Insurance Brokers	3.9
Electronic Connectors	3.9
Medical Products	3.6
Diagnostic Equipment	3.5
Data Processing/Management	3.3
Finance — Credit Card	3.3
Athletic Footwear	3.2
Cosmetics & Toiletries	3.1
Medical Instruments	2.8
Soap & Cleaning Preparation	2.7
Commercial Services — Finance	2.4
Electronic Measurement Instruments	2.3
Finance — Investment Banker/Broker	2.1
Real Estate Investment Trusts	1.9
Semiconductor Components — Integrated Circuits	1.9
Entertainment Software	1.7
Coatings/Paint	1.6
Retail — Discount	1.6
Drug Delivery Systems	1.5
Transport — Rail	1.3
Medical Labs & Testing Services	1.3
Retail — Apparel/Shoe	1.2
Retail — Restaurants	1.2
Beverages — Non-alcoholic	1.2
Consulting Services	1.1
Machinery — General Industrial	1.1
Internet Content — Information/News	1.1
Electronic Components — Semiconductors	1.1
E-Commerce/Products	1.1
Food — Misc./Diversified	1.1
Cable/Satellite TV	1.0
Retail — Major Department Stores	1.0
Textile — Apparel	0.8
Pharmacy Services	0.7
Private Equity	0.6
Electric — Integrated	0.6
Medical — Drugs	0.4

99.5%

*	Calculated as a percentage of net assets

162

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Applications Software — 12.5%
Microsoft Corp.	262,781	$86,872,771

Athletic Footwear — 3.2%
adidas AG	24,854	7,207,515
NIKE, Inc., Class B	87,354	14,783,791

		21,991,306

Beverages - Non-alcoholic — 1.2%
PepsiCo, Inc.	53,621	8,567,563

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	11,153	7,207,961

Coatings/Paint — 1.6%
Sherwin-Williams Co.	33,695	11,161,132

Commercial Services - Finance — 2.4%
Equifax, Inc.	30,879	8,604,434
Moody’s Corp.	20,052	7,833,113

		16,437,547

Computer Services — 4.6%
Accenture PLC, Class A	74,568	26,650,603
Cognizant Technology Solutions Corp., Class A	64,010	4,991,500

		31,642,103

Computers — 5.3%
Apple, Inc.	222,230	36,734,619

Consulting Services — 1.1%
Verisk Analytics, Inc.	35,391	7,958,374

Cosmetics & Toiletries — 3.1%
Colgate-Palmolive Co.	207,155	15,540,768
Estee Lauder Cos., Inc., Class A	17,577	5,836,794

		21,377,562

Data Processing/Management — 3.3%
Fidelity National Information Services, Inc.	92,469	9,663,011
Fiserv, Inc.†	137,466	13,268,218

		22,931,229

Diagnostic Equipment — 3.5%
Danaher Corp.	30,074	9,673,001
Thermo Fisher Scientific, Inc.	22,772	14,410,805

		24,083,806

Drug Delivery Systems — 1.5%
Becton Dickinson & Co.	45,072	10,688,374

E-Commerce/Products — 1.1%
Alibaba Group Holding, Ltd.†	466,852	7,485,995

Electric - Integrated — 0.6%
Xcel Energy, Inc.	62,203	3,964,197

Electronic Components - Semiconductors — 1.1%
Texas Instruments, Inc.	39,770	7,650,555

Electronic Connectors — 3.9%
Amphenol Corp., Class A	198,143	15,966,363
TE Connectivity, Ltd.	71,267	10,970,129

		26,936,492

Electronic Measurement Instruments — 2.3%
Agilent Technologies, Inc.	35,135	5,301,872
Fortive Corp.	139,835	10,329,611

		15,631,483

Entertainment Software — 1.7%
Electronic Arts, Inc.	95,687	11,886,239

Finance - Credit Card — 3.3%
Mastercard, Inc., Class A	21,912	6,900,527
Visa, Inc., Class A	81,810	15,852,324

		22,752,851

Finance - Investment Banker/Broker — 2.1%
Charles Schwab Corp.	187,024	14,473,787

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.1%
McCormick & Co., Inc.	87,032	$7,469,086

Insurance Brokers — 3.9%
Aon PLC, Class A	52,094	15,407,842
Marsh & McLennan Cos., Inc.	70,725	11,600,315

		27,008,157

Internet Content - Information/News — 1.1%
Tencent Holdings, Ltd.	130,200	7,670,413

Machinery - General Industrial — 1.1%
Otis Worldwide Corp.	98,334	7,906,054

Medical Instruments — 2.8%
Boston Scientific Corp.†	368,954	14,046,079
Medtronic PLC	50,673	5,406,809

		19,452,888

Medical Labs & Testing Services — 1.3%
ICON PLC†	34,187	9,246,558

Medical Products — 3.6%
Abbott Laboratories	49,136	6,179,835
STERIS PLC	34,743	7,592,388
Stryker Corp.	47,074	11,139,120

		24,911,343

Medical - Drugs — 0.4%
Roche Holding AG	6,450	2,524,364

Pharmacy Services — 0.7%
Cigna Corp.	25,395	4,873,300

Private Equity — 0.6%
Blackstone, Inc.	29,186	4,128,360

Real Estate Investment Trusts — 1.9%
American Tower Corp.	49,805	13,072,816

Retail - Apparel/Shoe — 1.2%
Ross Stores, Inc.	78,970	8,614,837

Retail - Discount — 1.6%
Dollarama, Inc.	254,056	10,974,058

Retail - Major Department Stores — 1.0%
TJX Cos., Inc.	100,199	6,953,811

Retail - Restaurants — 1.2%
Starbucks Corp.	78,375	8,593,035

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	43,676	7,872,599
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,306	5,190,448

		13,063,047

Soap & Cleaning Preparation — 2.7%
Church & Dwight Co., Inc.	205,663	18,382,159

Textile - Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	7,487	5,811,809

Transport - Rail — 1.3%
Union Pacific Corp.	39,560	9,321,918

Web Portals/ISP — 8.9%
Alphabet, Inc., Class A†	21,688	61,549,460

TOTAL INVESTMENTS
(cost $407,993,392)(1)	99.5%	689,963,419
Other assets less liabilities	0.5	3,248,613

NET ASSETS	100.0%	$693,212,032

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American	Depositary Receipt

163

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$659,263,323	$30,700,096	**	$—	$689,963,419

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

164

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.6%
Banks — Commercial	6.9
Electronic Components — Semiconductors	2.3
Medical Products	2.1
Building & Construction Products — Misc.	2.1
Insurance — Property/Casualty	1.8
Steel — Producers	1.7
Energy — Alternate Sources	1.6
Auto/Truck Parts & Equipment — Original	1.5
Transport — Truck	1.5
Computer Services	1.4
Chemicals — Specialty	1.3
Electric — Integrated	1.3
Apparel Manufacturers	1.3
Machinery — General Industrial	1.2
Medical — Biomedical/Gene	1.2
Electronic Components — Misc.	1.2
Distribution/Wholesale	1.2
Human Resources	1.1
Investment Management/Advisor Services	1.1
Retail — Home Furnishings	1.0
Gas — Distribution	1.0
Retail — Misc./Diversified	1.0
Pipelines	1.0
Retail — Restaurants	1.0
Diversified Manufacturing Operations	0.9
Machinery — Pumps	0.9
Enterprise Software/Service	0.9
Semiconductor Equipment	0.9
Industrial Automated/Robotic	0.8
Finance — Investment Banker/Broker	0.8
Diagnostic Equipment	0.8
Food — Misc./Diversified	0.8
Commercial Services	0.8
Insurance — Reinsurance	0.8
Multimedia	0.7
Building — Residential/Commercial	0.7
Machinery — Farming	0.7
Insurance — Life/Health	0.7
Commercial Services — Finance	0.7
Medical — HMO	0.7
Electronic Parts Distribution	0.7
Hotels/Motels	0.7
Footwear & Related Apparel	0.7
Medical Labs & Testing Services	0.7
Rental Auto/Equipment	0.7
Medical — Outpatient/Home Medical	0.7
Building & Construction — Misc.	0.6
Applications Software	0.6
Computer Software	0.6
Retail — Automobile	0.6
Registered Investment Companies	0.6
Recreational Vehicles	0.6
Containers — Paper/Plastic	0.6
Lighting Products & Systems	0.6
Engineering/R&D Services	0.6
Lasers — System/Components	0.5
Data Processing/Management	0.5
Medical — Hospitals	0.5
Retail — Discount	0.5
Savings & Loans/Thrifts	0.5
Publishing — Newspapers	0.5
Insurance — Multi-line	0.5
Retail — Apparel/Shoe	0.5
Building — Heavy Construction	0.5
Building Products — Cement	0.5
Real Estate Management/Services	0.5
Coatings/Paint	0.5
Home Furnishings	0.5

Repurchase Agreements	0.5
Funeral Services & Related Items	0.5
Firearms & Ammunition	0.5
Machine Tools & Related Products	0.5
Pastoral & Agricultural	0.5
Electronic Measurement Instruments	0.5
Machinery — Electrical	0.5
Water	0.4
Building Products — Air & Heating	0.4
Machinery — Construction & Mining	0.4
Hazardous Waste Disposal	0.4
Environmental Consulting & Engineering	0.4
Computer Aided Design	0.4
Resorts/Theme Parks	0.4
Telecom Equipment — Fiber Optics	0.4
Oil Companies — Exploration & Production	0.4
Cable/Satellite TV	0.4
Finance — Consumer Loans	0.4
Consulting Services	0.3
Healthcare Safety Devices	0.3
Athletic Equipment	0.3
Retail — Regional Department Stores	0.3
Therapeutics	0.3
Chemicals — Diversified	0.3
Racetracks	0.3
Retail — Sporting Goods	0.3
Toys	0.3
Electric Products — Misc.	0.3
Medical — Drugs	0.3
Retail — Convenience Store	0.3
Medical Instruments	0.3
Filtration/Separation Products	0.3
Instruments — Controls	0.3
Computers — Other	0.3
Gold Mining	0.3
Finance — Other Services	0.3
Food — Wholesale/Distribution	0.3
Casino Services	0.3
Garden Products	0.3
Building — Mobile Home/Manufactured Housing	0.2
Consumer Products — Misc.	0.2
Physical Therapy/Rehabilitation Centers	0.2
Rubber — Tires	0.2
Motorcycle/Motor Scooter	0.2
Diagnostic Kits	0.2
Schools	0.2
Food — Retail	0.2
Batteries/Battery Systems	0.2
Poultry	0.2
Tools — Hand Held	0.2
Food — Baking	0.2
Computers — Integrated Systems	0.2
Containers — Metal/Glass	0.2
Satellite Telecom	0.2
Steel Pipe & Tube	0.2
Internet Security	0.2
Medical — Generic Drugs	0.2
Oil Refining & Marketing	0.2
Casino Hotels	0.2
Financial Guarantee Insurance	0.2
Oil Field Machinery & Equipment	0.2
Software Tools	0.2
Semiconductor Components — Integrated Circuits	0.2
Metal Processors & Fabrication	0.2
Optical Supplies	0.2
Disposable Medical Products	0.2
Transport — Services	0.2
Computer Data Security	0.2
Aerospace/Defense — Equipment	0.2

165

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Airlines	0.2%
Brewery	0.2
Retail — Petroleum Products	0.2
Oil — Field Services	0.2
Oil Companies — Integrated	0.2
Retail — Catalog Shopping	0.2
Pharmacy Services	0.1
Transport — Equipment & Leasing	0.1
Finance — Credit Card	0.1
Cosmetics & Toiletries	0.1
Wireless Equipment	0.1
Golf	0.1
Transport — Marine	0.1
Security Services	0.1
Wire & Cable Products	0.1
Electronics — Military	0.1
Dental Supplies & Equipment	0.1
Retail — Pawn Shops	0.1
E-Commerce/Services	0.1
U.S. Government Treasuries	0.1
Office Automation & Equipment	0.1
Internet Content — Information/News	0.1
Retail — Major Department Stores	0.1
Television	0.1
Multilevel Direct Selling	0.1
Telephone — Integrated	0.1
Quarrying	0.1
Metal Products — Distribution	0.1

100.7%

*	Calculated as a percentage of net assets

166

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.†	125,616	$6,454,150

Airlines — 0.2%
JetBlue Airways Corp.†	476,435	6,393,758

Apparel Manufacturers — 1.3%
Capri Holdings, Ltd.†	227,735	13,486,467
Carter’s, Inc.	65,933	6,661,211
Columbia Sportswear Co.	52,378	5,108,426
Deckers Outdoor Corp.†	41,443	16,800,992
Urban Outfitters, Inc.†	98,710	3,126,146

		45,183,242

Applications Software — 0.6%
CDK Global, Inc.	182,432	7,049,172
Cerence, Inc.†#	56,938	4,280,599
Concentrix Corp.	64,146	10,648,236

		21,978,007

Athletic Equipment — 0.3%
YETI Holdings, Inc.†	130,997	12,072,684

Auto/Truck Parts & Equipment-Original — 1.5%
Adient PLC†	141,149	5,991,775
Dana, Inc.	217,571	4,677,777
Fox Factory Holding Corp.†	63,076	11,086,869
Gentex Corp.	357,982	12,325,320
Lear Corp.	89,499	15,017,037
Visteon Corp.†	41,923	4,440,484

		53,539,262

Banks - Commercial — 6.9%
Associated Banc-Corp	229,163	5,018,670
Bank of Hawaii Corp.	60,641	4,837,939
Bank OZK	182,525	8,160,693
Cadence Bank	293,550	8,577,531
Cathay General Bancorp	117,095	4,907,451
CIT Group, Inc.	148,530	7,286,882
Commerce Bancshares, Inc.	159,238	11,114,812
Cullen/Frost Bankers, Inc.	84,866	10,683,781
East West Bancorp, Inc.	212,551	16,366,427
First Financial Bankshares, Inc.	191,945	9,581,894
First Horizon Corp.	822,967	13,274,458
FNB Corp.	478,678	5,581,385
Fulton Financial Corp.	244,306	3,857,592
Glacier Bancorp, Inc.	162,324	8,814,193
Hancock Whitney Corp.	130,113	6,216,799
Home BancShares, Inc.	226,158	5,411,961
International Bancshares Corp.	79,748	3,350,213
PacWest Bancorp	175,601	7,856,389
Pinnacle Financial Partners, Inc.	114,019	10,878,553
Prosperity Bancshares, Inc.	139,220	9,923,602
Signature Bank	90,842	27,461,536
Synovus Financial Corp.	219,394	9,936,354
Texas Capital Bancshares, Inc.†	75,802	4,269,169
UMB Financial Corp.	64,464	6,483,789
Umpqua Holdings Corp.	329,785	6,285,702
United Bankshares, Inc.	193,564	6,916,042
Valley National Bancorp	609,150	8,186,976
Webster Financial Corp.	135,718	7,313,843
Wintrust Financial Corp.	85,454	7,479,789

		246,034,425

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	94,235	3,504,599
EnerSys	63,687	4,718,570

		8,223,169

Security Description	Shares	Value (Note 2)

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	14,064	$6,345,255

Building & Construction Products - Misc. — 2.1%
Builders FirstSource, Inc.†	310,423	21,555,773
Louisiana-Pacific Corp.	142,660	9,322,831
Owens Corning	154,501	13,107,865
Simpson Manufacturing Co., Inc.	65,079	7,507,513
Trex Co., Inc.†	172,801	22,942,789

		74,436,771

Building & Construction-Misc. — 0.6%
EMCOR Group, Inc.	80,530	9,610,450
TopBuild Corp.†	49,341	13,311,709

		22,922,159

Building Products - Air & Heating — 0.4%
Lennox International, Inc.	51,226	15,829,859

Building Products - Cement — 0.5%
Eagle Materials, Inc.	62,745	9,676,534
MDU Resources Group, Inc.	303,266	8,257,933

		17,934,467

Building - Heavy Construction — 0.5%
Arcosa, Inc.	1	51
Dycom Industries, Inc.†	46,110	4,310,363
MasTec, Inc.†	85,726	7,901,365
Southwest Gas Holdings, Inc.	88,528	5,826,028

		18,037,807

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	82,945	8,768,116

Building - Residential/Commercial — 0.7%
KB Home	134,759	5,389,012
Taylor Morrison Home Corp.†	187,698	5,829,900
Toll Brothers, Inc.	173,743	11,027,468
Tri Pointe Homes, Inc.†	170,470	4,256,636

		26,503,016

Cable/Satellite TV — 0.4%
Cable One, Inc.	7,418	13,145,141

Casino Hotels — 0.2%
Boyd Gaming Corp.†	122,731	7,193,264

Casino Services — 0.3%
Scientific Games Corp.†	144,374	9,228,386

Chemicals - Diversified — 0.3%
Olin Corp.	216,353	11,758,786

Chemicals - Specialty — 1.3%
Ashland Global Holdings, Inc.	84,616	8,552,139
Cabot Corp.	84,980	4,459,750
Chemours Co.	247,436	7,348,849
Ingevity Corp.†	59,206	4,257,504
Minerals Technologies, Inc.	50,326	3,304,908
NewMarket Corp.	10,806	3,580,028
Sensient Technologies Corp.	63,155	6,144,350
Valvoline, Inc.	270,801	9,226,190

		46,873,718

Coatings/Paint — 0.5%
RPM International, Inc.	194,417	17,699,724

Commercial Services — 0.8%
GXO Logistics, Inc.†	147,682	14,184,856
John Wiley & Sons, Inc., Class A	65,204	3,389,304
LiveRamp Holdings, Inc.†	101,756	4,775,409
Progyny, Inc.†	103,121	5,235,453

		27,585,022

167

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance — 0.7%
H&R Block, Inc.	266,748	$6,316,592
HealthEquity, Inc.†	124,926	6,830,954
Sabre Corp.†#	483,379	3,639,844
WEX, Inc.†	67,112	8,484,299

		25,271,689

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	101,740	14,755,352

Computer Data Security — 0.2%
Qualys, Inc.†	50,177	6,537,561

Computer Services — 1.4%
CACI International, Inc., Class A†	35,282	9,153,209
Genpact, Ltd.	258,753	12,490,007
KBR, Inc.	210,911	9,280,084
Kyndryl Holdings, Inc.†	268,559	4,243,232
MAXIMUS, Inc.	92,093	6,948,417
Science Applications International Corp.	86,830	7,284,169

		49,399,118

Computer Software — 0.6%
Envestnet, Inc.†	81,670	6,261,639
Teradata Corp.†	163,445	7,096,782
Ziff Davis, Inc.†	72,215	8,223,122

		21,581,543

Computers - Integrated Systems — 0.2%
NCR Corp.†	196,853	7,657,582

Computers - Other — 0.3%
Lumentum Holdings, Inc.†	113,708	9,866,443

Consulting Services — 0.3%
FTI Consulting, Inc.†	51,353	7,502,160
R1 RCM, Inc.†	200,535	4,776,743

		12,278,903

Consumer Products - Misc. — 0.2%
Helen of Troy, Ltd.†	36,103	8,682,772

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	39,776	2,413,608
Silgan Holdings, Inc.	125,707	5,213,069

		7,626,677

Containers - Paper/Plastic — 0.6%
AptarGroup, Inc.	98,814	11,817,167
Sonoco Products Co.	147,302	8,562,665

		20,379,832

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	501,276	4,877,415

Data Processing/Management — 0.5%
CommVault Systems, Inc.†	68,720	4,321,114
Fair Isaac Corp.†	42,527	15,017,559

		19,338,673

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	129,173	4,065,074

Diagnostic Equipment — 0.8%
Neogen Corp.†	161,014	6,461,492
Repligen Corp.†	76,597	21,945,040

		28,406,532

Diagnostic Kits — 0.2%
Quidel Corp.†	56,758	8,375,210

Security Description	Shares	Value (Note 2)

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	29,866	$6,755,988

Distribution/Wholesale — 1.2%
Avient Corp.	136,774	7,523,938
IAA, Inc.†	201,942	9,753,799
KAR Auction Services, Inc.†	178,552	2,676,495
Univar Solutions, Inc.†	256,041	6,634,022
Watsco, Inc.	49,395	14,458,410

		41,046,664

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	78,091	17,586,093
ITT, Inc.	128,988	12,199,685
Trinity Industries, Inc.	124,969	3,311,679

		33,097,457

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	147,473	3,813,652

Electric Products - Misc. — 0.3%
Littelfuse, Inc.	36,879	11,007,644

Electric - Integrated — 1.3%
ALLETE, Inc.	78,303	4,590,905
Black Hills Corp.	95,101	6,097,876
Hawaiian Electric Industries, Inc.	163,761	6,221,280
IDACORP, Inc.	75,679	7,917,537
NorthWestern Corp.#	77,245	4,271,649
OGE Energy Corp.	299,884	10,292,019
PNM Resources, Inc.	128,591	6,331,821

		45,723,087

Electronic Components - Misc. — 1.2%
Hubbell, Inc.	81,467	15,943,092
Jabil, Inc.	218,471	12,771,815
nVent Electric PLC	251,845	8,771,761
Vishay Intertechnology, Inc.	198,817	4,049,902

		41,536,570

Electronic Components - Semiconductors — 2.3%
Amkor Technology, Inc.	150,083	3,235,789
Lattice Semiconductor Corp.†	204,321	15,514,094
Semtech Corp.†	97,267	8,332,864
Silicon Laboratories, Inc.†	60,848	11,942,637
SiTime Corp.†	22,240	6,638,195
Synaptics, Inc.†	52,736	14,884,209
Wolfspeed, Inc.†	172,989	21,211,911

		81,759,699

Electronic Measurement Instruments — 0.5%
National Instruments Corp.	199,222	8,271,697
Vontier Corp.	253,070	7,974,236

		16,245,933

Electronic Parts Distribution — 0.7%
Arrow Electronics, Inc.†	107,593	13,088,688
Avnet, Inc.	149,069	5,406,733
TD SYNNEX Corp.	62,244	6,439,764

		24,935,185

Electronics - Military — 0.1%
Mercury Systems, Inc.†	84,136	4,118,457

Energy - Alternate Sources — 1.6%
First Solar, Inc.†	148,129	15,346,164
SolarEdge Technologies, Inc.†	78,306	25,665,575
SunPower Corp.†	124,299	3,561,166
Sunrun, Inc.†#	308,512	14,203,893

		58,776,798

168

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 0.6%
AECOM†	215,822	$14,878,769
Fluor Corp.†	211,858	4,684,180

		19,562,949

Enterprise Software/Service — 0.9%
ACI Worldwide, Inc.†	176,005	5,128,786
Blackbaud, Inc.†	62,980	4,752,471
Manhattan Associates, Inc.†	94,981	14,832,233
SailPoint Technologies Holding, Inc.†	139,238	7,322,526

		32,036,016

Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.	81,005	14,960,003

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	188,141	10,616,797

Finance - Consumer Loans — 0.4%
Navient Corp.	251,445	4,961,010
SLM Corp.	458,136	8,145,658

		13,106,668

Finance - Credit Card — 0.1%
Alliance Data Systems Corp.	74,541	5,080,715

Finance - Investment Banker/Broker — 0.8%
Evercore, Inc., Class A	59,411	8,240,305
Interactive Brokers Group, Inc., Class A	130,856	9,659,790
Jefferies Financial Group, Inc.	296,072	11,126,386

		29,026,481

Finance - Other Services — 0.3%
SEI Investments Co.	160,626	9,578,128

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	508,345	7,167,665

Firearms & Ammunition — 0.5%
Axon Enterprise, Inc.†	98,390	16,607,248

Food - Baking — 0.2%
Flowers Foods, Inc.	298,199	7,699,498

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	26,169	823,015

Food - Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	140,972	5,558,526
Ingredion, Inc.	100,382	9,348,576
Lancaster Colony Corp.	29,711	4,343,748
Post Holdings, Inc.†	87,806	8,482,059

		27,732,909

Food - Retail — 0.2%
Grocery Outlet Holding Corp.†	130,767	3,787,012
Sprouts Farmers Market, Inc.†	171,072	4,526,565

		8,313,577

Food - Wholesale/Distribution — 0.3%
Performance Food Group Co.†	230,228	9,280,491

Footwear & Related Apparel — 0.7%
Crocs, Inc.†	93,462	15,329,637
Skechers U.S.A., Inc., Class A†	202,087	9,077,748

		24,407,385

Funeral Services & Related Items — 0.5%
Service Corp. International	251,053	16,609,666

Garden Products — 0.3%
Scotts Miracle-Gro Co.	61,025	8,841,912

Security Description	Shares	Value (Note 2)

Gas - Distribution — 1.0%
National Fuel Gas Co.	136,600	$7,896,846
New Jersey Resources Corp.	144,469	5,313,570
ONE Gas, Inc.	80,151	5,196,991
Spire, Inc.	77,429	4,634,126
UGI Corp.	313,253	12,921,686

		35,963,219

Gold Mining — 0.3%
Royal Gold, Inc.	98,287	9,831,649

Golf — 0.1%
Callaway Golf Co.†	175,490	4,731,210

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	74,982	7,606,174
Stericycle, Inc.†	137,609	7,774,909

		15,381,083

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	94,425	12,135,501

Home Furnishings — 0.5%
MillerKnoll, Inc.	112,826	4,280,618
Tempur Sealy International, Inc.	294,376	12,611,068

		16,891,686

Hotels/Motels — 0.7%
Choice Hotels International, Inc.	49,172	7,058,640
Travel & Leisure Co.	129,285	6,363,408
Wyndham Hotels & Resorts, Inc.	140,108	11,135,784

		24,557,832

Human Resources — 1.1%
ASGN, Inc.†	79,251	9,643,262
Insperity, Inc.	53,783	6,224,845
ManpowerGroup, Inc.	81,248	7,282,258
Paylocity Holding Corp.†	58,895	14,861,564

		38,011,929

Industrial Automated/Robotic — 0.8%
Cognex Corp.	264,728	20,450,238
Colfax Corp.†	194,052	9,011,775

		29,462,013

Instruments - Controls — 0.3%
Woodward, Inc.	95,289	10,081,576

Insurance - Life/Health — 0.7%
Brighthouse Financial, Inc.†	124,508	6,052,334
CNO Financial Group, Inc.	191,443	4,338,098
Primerica, Inc.	59,131	8,701,127
Unum Group	306,207	7,073,382

		26,164,941

Insurance - Multi-line — 0.5%
American Financial Group, Inc.	99,032	13,231,665
Kemper Corp.	89,602	4,956,783

		18,188,448

Insurance - Property/Casualty — 1.8%
Alleghany Corp.†	20,779	13,441,520
First American Financial Corp.	164,674	12,215,517
Hanover Insurance Group, Inc.	53,489	6,512,286
Kinsale Capital Group, Inc.	32,116	6,680,128
Mercury General Corp.	39,818	2,031,514
Old Republic International Corp.	425,970	10,206,241
RLI Corp.	59,624	6,128,155
Selective Insurance Group, Inc.	90,049	6,802,301

		64,017,662

169

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Reinsurance — 0.8%
Essent Group, Ltd.	167,597	$6,968,683
Reinsurance Group of America, Inc.	101,868	9,668,292
RenaissanceRe Holdings, Ltd.	70,569	10,875,389

		27,512,364

Internet Content - Information/News — 0.1%
Yelp, Inc.†	103,597	3,551,305

Internet Security — 0.2%
Mimecast, Ltd.†	91,591	7,418,871

Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.	61,731	10,502,295
Federated Hermes, Inc.	146,151	4,926,750
Janus Henderson Group PLC	258,201	11,032,929
Stifel Financial Corp.	156,985	11,147,505

		37,609,479

Lasers - System/Components — 0.5%
Coherent, Inc.†	36,757	9,517,490
II-VI, Inc.†#	157,129	9,825,276

		19,342,766

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	53,494	10,771,017
Universal Display Corp.	64,944	9,290,239

		20,061,256

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	125,265	4,430,623
Lincoln Electric Holdings, Inc.	88,969	12,007,256

		16,437,879

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	102,825	11,063,970
Terex Corp.	104,569	4,431,634

		15,495,604

Machinery - Electrical — 0.5%
Regal Rexnord Corp.	101,428	16,035,767

Machinery-Farming — 0.7%
AGCO Corp.	92,608	10,206,328
Toro Co.	160,393	16,129,120

		26,335,448

Machinery - General Industrial — 1.2%
Crane Co.	74,662	7,207,869
Middleby Corp.†	83,335	14,556,958
Nordson Corp.	80,988	20,586,340

		42,351,167

Machinery - Pumps — 0.9%
Curtiss-Wright Corp.	61,249	7,706,349
Flowserve Corp.	195,150	5,850,597
Graco, Inc.	254,294	18,535,490

		32,092,436

Medical Instruments — 0.3%
Integra LifeSciences Holdings Corp.†	108,971	6,968,695
NuVasive, Inc.†	77,400	3,719,844

		10,688,539

Medical Labs & Testing Services — 0.7%
Medpace Holdings, Inc.†	42,928	8,903,696
Syneos Health, Inc.†	155,030	15,062,715

		23,966,411

Security Description	Shares	Value (Note 2)

Medical Products — 2.1%
Envista Holdings Corp.†	241,584	$9,373,459
Globus Medical, Inc., Class A†	117,308	7,345,827
Haemonetics Corp.†	76,351	3,912,989
Hill-Rom Holdings, Inc.	98,601	15,332,456
LivaNova PLC†	79,709	6,389,473
Masimo Corp.†	75,883	21,104,580
Penumbra, Inc.†	51,514	12,654,414

		76,113,198

Medical - Biomedical/Gene — 1.2%
Arrowhead Pharmaceuticals, Inc.†	156,193	10,941,320
Exelixis, Inc.†	471,982	7,924,578
Halozyme Therapeutics, Inc.†	213,235	7,011,167
Nektar Therapeutics†	275,356	3,100,508
United Therapeutics Corp.†	67,253	12,744,443

		41,722,016

Medical - Drugs — 0.3%
Jazz Pharmaceuticals PLC†	91,609	10,981,171

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	200,321	7,353,784

Medical - HMO — 0.7%
Molina Healthcare, Inc.†	87,490	24,950,398

Medical - Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	134,626	7,561,942
Tenet Healthcare Corp.†	160,380	11,686,891

		19,248,833

Medical - Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	48,886	6,826,930
Chemed Corp.	23,567	10,970,203
LHC Group, Inc.†	47,445	5,442,890

		23,240,023

Metal Processors & Fabrication — 0.2%
Timken Co.	103,963	6,843,884

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	49,610	2,380,288

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	230,480	8,442,482

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	75,109	3,295,783

Multimedia — 0.7%
FactSet Research Systems, Inc.	56,599	26,520,593

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	205,893	3,792,549

Oil Companies - Exploration & Production — 0.4%
CNX Resources Corp.†	326,472	4,453,078
EQT Corp.†	453,051	8,802,781

		13,255,859

Oil Companies - Integrated — 0.2%
Murphy Oil Corp.	217,480	5,780,618

Oil Field Machinery & Equipment — 0.2%
NOV, Inc.	585,322	6,977,038

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	223,956	7,238,258

Oil - Field Services — 0.2%
ChampionX Corp.†	302,324	6,170,433

Optical Supplies — 0.2%
STAAR Surgical Co.†	71,005	6,758,966

170

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pastoral & Agricultural — 0.5%
Darling Ingredients, Inc.†	242,801	$16,393,924

Pharmacy Services — 0.1%
Option Care Health, Inc.†	207,488	5,251,521

Physical Therapy/Rehabilitation Centers — 0.2%
Encompass Health Corp.	149,069	8,589,356

Pipelines — 1.0%
Antero Midstream Corp.	486,399	4,722,934
DT Midstream, Inc.	145,114	6,656,379
Equitrans Midstream Corp.	609,091	5,859,456
Targa Resources Corp.	342,552	17,685,960

		34,924,729

Poultry — 0.2%
Pilgrim’s Pride Corp.†	73,011	2,050,149
Sanderson Farms, Inc.	31,780	5,967,648

		8,017,797

Publishing - Newspapers — 0.5%
New York Times Co., Class A	250,324	11,890,390
TEGNA, Inc.	331,212	6,541,437

		18,431,827

Quarrying — 0.1%
Compass Minerals International, Inc.	50,995	2,480,907

Racetracks — 0.3%
Churchill Downs, Inc.	51,937	11,645,314

Real Estate Investment Trusts — 9.6%
American Campus Communities, Inc.	208,399	10,782,564
Apartment Income REIT Corp.	235,149	11,936,163
Brixmor Property Group, Inc.	444,909	10,117,231
Camden Property Trust	150,674	24,892,852
CoreSite Realty Corp.	66,224	11,327,615
Corporate Office Properties Trust	168,291	4,318,347
Cousins Properties, Inc.	222,753	8,411,153
CyrusOne, Inc.	185,795	16,539,471
Douglas Emmett, Inc.	262,878	8,614,512
EastGroup Properties, Inc.	60,532	12,330,368
EPR Properties	112,065	5,168,438
First Industrial Realty Trust, Inc.	193,454	11,686,556
Healthcare Realty Trust, Inc.	218,021	6,828,418
Highwoods Properties, Inc.	156,119	6,744,341
Hudson Pacific Properties, Inc.	228,431	5,560,011
JBG SMITH Properties	173,944	4,833,904
Kilroy Realty Corp.	157,016	10,132,242
Kite Realty Group Trust	327,139	6,582,037
Lamar Advertising Co., Class A	129,981	14,201,724
Life Storage, Inc.	117,326	15,503,458
Macerich Co.	319,113	6,018,471
Medical Properties Trust, Inc.	892,430	18,999,835
National Retail Properties, Inc.	263,068	11,601,299
National Storage Affiliates Trust	122,185	7,499,715
Omega Healthcare Investors, Inc.	357,864	9,998,720
Park Hotels & Resorts, Inc.†	354,294	5,895,452
Pebblebrook Hotel Trust	196,827	4,123,526
Physicians Realty Trust	325,700	5,807,231
PotlatchDeltic Corp.	100,442	5,437,930
PS Business Parks, Inc.	30,122	5,277,374
Rayonier, Inc.	211,722	7,996,740
Rexford Industrial Realty, Inc.	206,351	14,461,078
Sabra Health Care REIT, Inc.	330,821	4,277,515
SL Green Realty Corp.	100,612	6,985,491
Spirit Realty Capital, Inc.	178,432	7,950,930
STORE Capital Corp.	366,319	12,066,548
Urban Edge Properties	164,956	2,842,192

		343,751,452

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.†	75,957	$17,843,059

Recreational Vehicles — 0.6%
Brunswick Corp.	116,103	10,903,232
Polaris, Inc.	85,325	9,538,482

		20,441,714

Rental Auto/Equipment — 0.7%
Avis Budget Group, Inc.†	70,779	19,435,206
PROG Holdings, Inc.	99,625	4,495,080

		23,930,286

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	63,981	9,766,700
Six Flags Entertainment Corp.†	115,784	4,234,221

		14,000,921

Retail - Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.#	228,647	5,919,671
Foot Locker, Inc.	134,956	6,159,392
Victoria’s Secret & Co.†	112,506	6,106,825

		18,185,888

Retail - Automobile — 0.6%
AutoNation, Inc.†	65,428	8,103,258
Lithia Motors, Inc.	45,320	13,203,075

		21,306,333

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	70,401	5,540,559

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	55,466	10,776,489

Retail - Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	205,444	13,590,120
Ollie’s Bargain Outlet Holdings, Inc.†#	90,958	5,629,391

		19,219,511

Retail - Home Furnishings — 1.0%
RH†	25,520	14,882,754
Williams-Sonoma, Inc.	112,538	21,926,904

		36,809,658

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.†#	166,634	3,527,642

Retail - Misc./Diversified — 1.0%
Five Below, Inc.†	83,885	17,065,564
GameStop Corp., Class A†	93,213	18,289,323

		35,354,887

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	60,602	3,868,832

Retail - Petroleum Products — 0.2%
Murphy USA, Inc.	35,621	6,174,188

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.	234,056	11,990,689

Retail - Restaurants — 1.0%
Cracker Barrel Old Country Store, Inc.	35,544	4,337,079
Jack in the Box, Inc.	32,467	2,681,774
Papa John’s International, Inc.	48,752	5,943,844
Texas Roadhouse, Inc.	104,613	8,676,602
Wendy’s Co.	267,010	5,495,066
Wingstop, Inc.	44,562	7,156,657

		34,291,022

Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.#	98,178	11,541,806

171

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.†	420,942	$8,465,144

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	197,654	7,599,796

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	696,675	8,346,166
Sterling Bancorp	288,680	7,162,151
Washington Federal, Inc.	101,791	3,307,190

		18,815,507

Schools — 0.2%
Graham Holdings Co., Class B	6,047	3,425,747
Grand Canyon Education, Inc.†	67,694	4,905,784

		8,331,531

Security Services — 0.1%
Brink’s Co.	74,594	4,562,169

Semiconductor Components - Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	86,289	6,918,652

Semiconductor Equipment — 0.9%
Azenta, Inc.	111,305	12,588,596
CMC Materials, Inc.	43,778	5,813,718
MKS Instruments, Inc.	83,074	12,640,540

		31,042,854

Software Tools — 0.2%
Digital Turbine, Inc.†	131,006	6,951,178

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	31,780	7,596,373

Steel - Producers — 1.7%
Cleveland-Cliffs, Inc.†#	681,283	13,864,109
Commercial Metals Co.	180,653	5,582,178
Reliance Steel & Aluminum Co.	95,105	14,135,456
Steel Dynamics, Inc.	290,498	17,371,780
United States Steel Corp.	404,686	9,149,951

		60,103,474

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	231,859	13,964,868

Telephone - Integrated — 0.1%
Telephone & Data Systems, Inc.	148,084	2,618,125

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	67,633	3,338,365

Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	141,791	11,804,101

Tools - Hand Held — 0.2%
MSA Safety, Inc.	54,601	7,825,415

Toys — 0.3%
Mattel, Inc.†	522,799	11,088,567

Transport - Equipment & Leasing — 0.1%
GATX Corp.	53,183	5,238,526

Transport - Marine — 0.1%
Kirby Corp.†	90,050	4,702,411

Transport - Services — 0.2%
Ryder System, Inc.	80,560	6,692,925

Transport - Truck — 1.5%
Knight-Swift Transportation Holdings, Inc.	248,652	14,235,327
Landstar System, Inc.	57,342	9,664,994
Saia, Inc.†	39,453	13,066,045

Security Description	Shares/ Principal amount	Value (Note 2)

Transport - Truck (continued)
Werner Enterprises, Inc.	92,611	$4,177,682
XPO Logistics, Inc.†	147,682	10,698,084

		51,842,132

Water — 0.4%
Essential Utilities, Inc.	335,038	15,837,246

Wire & Cable Products — 0.1%
Belden, Inc.	67,195	4,143,916

Wireless Equipment — 0.1%
ViaSat, Inc.†	109,852	4,865,345

Total Long-Term Investment Securities
(cost $2,327,214,035)		3,557,531,967

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2)	20,568,590	20,568,590

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 03/24/2022(3)	$400,000	399,929
0.09% due 12/30/2021(3)	1,700,000	1,699,879
0.10% due 12/30/2021(3)	1,700,000	1,699,878

		3,799,686

Total Short-Term Investment Securities
(cost $24,368,246)		24,368,276

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $16,613,000 and collateralized by $17,420,300 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $16,945,318 (cost $16,613,000)	16,613,000	16,613,000

TOTAL INVESTMENTS
(cost $2,368,195,281)(4)	100.7%	3,598,513,243
Liabilities in excess of other assets	(0.7)	(24,456,955)

NET ASSETS	100.0%	$3,574,056,288

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2021, the Fund had loaned securities with a total value of $50,178,900. This was secured by collateral of $20,568,590, which was received in cash and subsequently invested in short-term investments currently valued at $20,568,590 as reported in the Portfolio of Investments. Additional collateral of $33,025,266 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$564,328
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	1,908,735
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	1,127,953
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	1,790,168
United States Treasury Notes/Bonds	0.07% to 6.88%	12/31/2021 to 08/15/2051	27,634,082

172

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
85	Long	S&P Mid Cap 400 E-Mini Index	December 2021	$24,552,967	$23,002,700	$(1,550,267)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$3,557,531,967	$—	$—	$3,557,531,967
Short-Term Investment Securities:
Registered Investment Companies	20,568,590	—	—	20,568,590
U.S. Government Treasuries	—	3,799,686	—	3,799,686
Repurchase Agreements	—	16,613,000	—	16,613,000

Total Investments at Value	$3,578,100,557	$20,412,686	$—	$3,598,513,243

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,550,267	$—	$—	$1,550,267

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

173

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Enterprise Software/Service	6.7%
Electronic Components — Semiconductors	4.1
Semiconductor Equipment	3.9
Medical Products	2.9
Computer Software	2.7
Medical Labs & Testing Services	2.4
Computer Services	2.2
Energy — Alternate Sources	2.2
Commercial Services — Finance	2.2
Electronic Connectors	2.1
Electronic Measurement Instruments	2.0
Insurance — Property/Casualty	2.0
Electronic Components — Misc.	2.0
Investment Management/Advisor Services	1.9
Medical — Biomedical/Gene	1.9
Diagnostic Equipment	1.9
Transport — Truck	1.9
Computer Data Security	1.8
Apparel Manufacturers	1.8
Data Processing/Management	1.7
Banks — Commercial	1.6
Distribution/Wholesale	1.5
Diagnostic Kits	1.4
Telecommunication Equipment	1.3
Retail — Automobile	1.3
Commercial Services	1.3
E-Commerce/Services	1.3
Semiconductor Components — Integrated Circuits	1.3
Aerospace/Defense — Equipment	1.2
Disposable Medical Products	1.2
Retail — Apparel/Shoe	1.2
Medical Instruments	1.2
Machinery — General Industrial	1.1
Insurance Brokers	1.0
Web Hosting/Design	1.0
Drug Delivery Systems	0.9
Real Estate Investment Trusts	0.9
Auction Houses/Art Dealers	0.9
Advertising Services	0.8
Machinery — Pumps	0.8
Power Converter/Supply Equipment	0.8
Entertainment Software	0.8
Aerospace/Defense	0.8
Non-Hazardous Waste Disposal	0.8
Retail — Home Furnishings	0.8
Electric — Integrated	0.8
Machinery — Print Trade	0.7
Broadcast Services/Program	0.7
Building — Residential/Commercial	0.7
Retail — Misc./Diversified	0.6
E-Commerce/Products	0.6
Instruments — Scientific	0.6
Chemicals — Specialty	0.6
Medical — Hospitals	0.6
Therapeutics	0.5
Private Equity	0.5
Retail — Floor Coverings	0.5
Auto — Cars/Light Trucks	0.5
Athletic Equipment	0.5
Rental Auto/Equipment	0.5
Electric Products — Misc.	0.5
Airlines	0.5
Retail — Restaurants	0.5
Building Products — Air & Heating	0.5
Dental Supplies & Equipment	0.5
Finance — Other Services	0.5
Food — Catering	0.4
Chemicals — Diversified	0.4
Containers — Paper/Plastic	0.4

Registered Investment Companies	0.4
Veterinary Diagnostics	0.4
Building — Maintenance & Services	0.4
Internet Gambling	0.4
Oil Companies — Exploration & Production	0.4
Machinery — Electrical	0.4
Oil Refining & Marketing	0.3
Internet Application Software	0.3
Building & Construction — Misc.	0.3
Auto/Truck Parts & Equipment — Original	0.3
Audio/Video Products	0.3
Finance — Investment Banker/Broker	0.3
Decision Support Software	0.3
Building & Construction Products — Misc.	0.3
Real Estate Management/Services	0.3
Consulting Services	0.2
Printing — Commercial	0.2
Electric — Generation	0.2

96.3%

*	Calculated as a percentage of net assets

174

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.9%
Advertising Services — 0.8%
Trade Desk, Inc., Class A†	71,590	$7,403,838

Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	16,568	6,880,525

Aerospace/Defense - Equipment — 1.2%
Hexcel Corp.†	69,918	3,592,387
L3Harris Technologies, Inc.	33,858	7,079,030

		10,671,417

Airlines — 0.5%
Ryanair Holdings PLC ADR†	44,449	4,247,102

Apparel Manufacturers — 1.8%
Capri Holdings, Ltd.†	131,172	7,768,006
Gildan Activewear, Inc.#	192,722	7,816,804

		15,584,810

Athletic Equipment — 0.5%
YETI Holdings, Inc.†	49,772	4,586,987

Auction Houses/Art Dealers — 0.9%
Ritchie Bros. Auctioneers, Inc.	112,663	7,647,564

Audio/Video Products — 0.3%
Dolby Laboratories, Inc., Class A	32,728	2,729,842

Auto - Cars/Light Trucks — 0.5%
General Motors Co.†	80,902	4,681,799

Auto/Truck Parts & Equipment - Original — 0.3%
Visteon Corp.†	25,868	2,739,939

Banks - Commercial — 1.6%
First Republic Bank	39,422	8,265,217
SVB Financial Group†	8,446	5,847,419

		14,112,636

Broadcast Services/Program — 0.7%
Liberty Media Corp. - Liberty Formula One, Series C†	104,547	6,369,003

Building & Construction Products - Misc. — 0.3%
Zurn Water Solutions Corp.	67,820	2,377,091

Building & Construction - Misc. — 0.3%
Frontdoor, Inc.†	79,827	2,758,821

Building Products - Air & Heating — 0.5%
Johnson Controls International PLC	55,188	4,125,855

Building - Maintenance & Services — 0.4%
Terminix Global Holdings, Inc.†	96,671	3,607,762

Building - Residential/Commercial — 0.7%
D.R. Horton, Inc.	59,710	5,833,667

Chemicals - Diversified — 0.4%
Olin Corp.	71,375	3,879,231

Chemicals - Specialty — 0.6%
Chemours Co.	166,951	4,958,445

Commercial Services — 1.3%
GXO Logistics, Inc.†	64,387	6,184,371
Quanta Services, Inc.	47,154	5,365,182

		11,549,553

Commercial Services - Finance — 2.2%
Global Payments, Inc.	41,191	4,903,377
Marathon Digital Holdings, Inc.†#	40,236	2,054,853
Riot Blockchain, Inc.†	64,650	2,415,970
Shift4 Payments, Inc., Class A†	51,850	2,697,237
WEX, Inc.†	53,364	6,746,277

		18,817,714

Security Description	Shares	Value (Note 2)

Computer Data Security — 1.8%
Varonis Systems, Inc.†	83,279	$4,314,685
Zscaler, Inc.†	32,978	11,442,377

		15,757,062

Computer Services — 2.2%
Amdocs, Ltd.	108,132	7,549,776
EPAM Systems, Inc.†	18,882	11,490,641

		19,040,417

Computer Software — 2.7%
Datadog, Inc., Class A†	35,036	6,246,569
Dynatrace, Inc.†	61,458	3,862,635
Snowflake, Inc., Class A†	19,121	6,504,008
Ziff Davis, Inc.†	20,221	2,302,565
ZoomInfo Technologies, Inc., Class A†	76,250	4,704,625

		23,620,402

Consulting Services — 0.2%
Verisk Analytics, Inc.	7,924	1,781,870

Containers - Paper/Plastic — 0.4%
Sealed Air Corp.	59,675	3,707,011

Data Processing/Management — 1.7%
Broadridge Financial Solutions, Inc.	56,499	9,524,036
Fidelity National Information Services, Inc.	51,563	5,388,334

		14,912,370

Decision Support Software — 0.3%
MSCI, Inc.	4,044	2,545,496

Dental Supplies & Equipment — 0.5%
DENTSPLY SIRONA, Inc.	83,042	4,047,467

Diagnostic Equipment — 1.9%
10X Genomics, Inc., Class A†	19,401	2,964,667
Avantor, Inc.†	212,640	8,395,027
PerkinElmer, Inc.	26,968	4,912,491

		16,272,185

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	13,727	8,346,977
Natera, Inc.†	42,289	3,867,752

		12,214,729

Disposable Medical Products — 1.2%
ICU Medical, Inc.†	22,288	5,041,769
Teleflex, Inc.	18,015	5,358,021

		10,399,790

Distribution/Wholesale — 1.5%
Ferguson PLC	41,419	6,294,784
Pool Corp.	11,628	6,443,307

		12,738,091

Drug Delivery Systems — 0.9%
DexCom, Inc.†	13,964	7,856,007

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†#	21,272	5,272,052

E-Commerce/Services — 1.3%
Expedia Group, Inc.†	45,451	7,321,702
Fiverr International, Ltd.†#	24,891	3,525,063
Upwork, Inc.†	14,047	523,391

		11,370,156

Electric Products - Misc. — 0.5%
AMETEK, Inc.	31,288	4,270,812

175

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Generation — 0.2%
Iris Energy, Ltd.†	84,321	$1,530,426

Electric - Integrated — 0.8%
Alliant Energy Corp.	122,128	6,691,393

Electronic Components - Misc. — 2.0%
Flex, Ltd.†	367,416	6,282,814
Sensata Technologies Holding PLC†	196,998	10,972,788

		17,255,602

Electronic Components - Semiconductors — 4.1%
Marvell Technology, Inc.	72,689	5,173,276
Microchip Technology, Inc.	99,457	8,297,698
Monolithic Power Systems, Inc.	16,022	8,867,536
ON Semiconductor Corp.†	217,726	13,374,908

		35,713,418

Electronic Connectors — 2.1%
TE Connectivity, Ltd.	119,365	18,373,854

Electronic Measurement Instruments — 2.0%
Keysight Technologies, Inc.†	36,395	7,078,099
National Instruments Corp.	134,811	5,597,353
Trimble, Inc.†	59,249	5,087,712

		17,763,164

Energy - Alternate Sources — 2.2%
Enphase Energy, Inc.†	35,485	8,871,250
Plug Power, Inc.†#	129,332	5,153,880
Sunrun, Inc.†	105,416	4,853,353

		18,878,483

Enterprise Software/Service — 6.7%
Atlassian Corp. PLC, Class A†	9,036	3,400,427
Ceridian HCM Holding, Inc.†	77,288	8,455,307
Constellation Software, Inc.	7,534	12,819,743
Coupa Software, Inc.†	21,653	4,258,279
HubSpot, Inc.†	12,923	10,427,698
Paycom Software, Inc.†	12,189	5,332,444
SS&C Technologies Holdings, Inc.	163,896	12,510,182
Topicus.com, Inc.†	14,250	1,273,570

		58,477,650

Entertainment Software — 0.8%
ROBLOX Corp., Class A†	37,915	4,781,081
Zynga, Inc., Class A†	374,590	2,258,778

		7,039,859

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	34,943	2,704,239

Finance - Other Services — 0.5%
Cboe Global Markets, Inc.	31,172	4,019,318

Food - Catering — 0.4%
Aramark	117,341	3,919,189

Food - Retail — 0.0%
Sweetgreen, Inc., Class A†	1,515	57,843

Instruments - Scientific — 0.6%
Waters Corp.†	15,187	4,982,399

Insurance Brokers — 1.0%
Aon PLC, Class A	15,565	4,603,660
Ryan Specialty Group Holdings, Inc., Class A†	106,537	4,077,171

		8,680,831

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 2.0%
Intact Financial Corp.	74,335	$9,224,302
WR Berkley Corp.	105,622	8,094,870

		17,319,172

Internet Application Software — 0.3%
Wix.com, Ltd.†	18,742	2,863,778

Internet Gambling — 0.4%
Entain PLC†	156,535	3,460,834

Investment Management/Advisor Services — 1.9%
LPL Financial Holdings, Inc.	107,366	16,921,955

Machinery - Electrical — 0.4%
Regal Rexnord Corp.	20,305	3,210,220

Machinery - General Industrial — 1.1%
Westinghouse Air Brake Technologies Corp.	103,571	9,193,998

Machinery - Print Trade — 0.7%
Kornit Digital, Ltd.†	42,329	6,557,185

Machinery - Pumps — 0.8%
Ingersoll Rand, Inc.	121,204	7,071,041

Medical Information Systems — 0.0%
Oscar Health, Inc., Class A†	34,837	313,533

Medical Instruments — 1.2%
Boston Scientific Corp.†	267,277	10,175,235

Medical Labs & Testing Services — 2.4%
Catalent, Inc.†	92,974	11,962,035
ICON PLC†	34,847	9,425,068

		21,387,103

Medical Products — 2.9%
Align Technology, Inc.†	6,500	3,974,945
Cooper Cos., Inc.	32,849	12,366,663
Hologic, Inc.†	48,303	3,609,683
STERIS PLC	23,483	5,131,740

		25,083,031

Medical - Biomedical/Gene — 1.9%
Abcam PLC ADR†	62,761	1,422,164
Ascendis Pharma A/S ADR†	14,285	1,957,331
BioMarin Pharmaceutical, Inc.†	37,384	3,225,865
Horizon Therapeutics PLC†	64,776	6,721,158
Illumina, Inc.†	8,908	3,254,360

		16,580,878

Medical - Hospitals — 0.6%
Tenet Healthcare Corp.†	66,898	4,874,857

Non-Hazardous Waste Disposal — 0.8%
Waste Management, Inc.	42,365	6,806,785

Oil Companies - Exploration & Production — 0.4%
Diamondback Energy, Inc.	32,200	3,436,706

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	43,844	2,934,917

Power Converter/Supply Equipment — 0.8%
Generac Holdings, Inc.†	16,777	7,067,143

Printing - Commercial — 0.2%
Cimpress PLC†	21,279	1,656,145

Private Equity — 0.5%
Ares Management Corp., Class A	58,885	4,779,107

Real Estate Investment Trusts — 0.9%
Lamar Advertising Co., Class A	71,043	7,762,158

176

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Management/Services — 0.3%
Redfin Corp.†#	55,998	$2,278,559

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	12,919	4,376,182

Retail - Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	13,547	3,971,032
Lululemon Athletica, Inc.†	14,087	6,401,274

		10,372,306

Retail - Automobile — 1.3%
CarMax, Inc.†	75,253	10,629,486
Vroom, Inc.†#	74,316	1,027,790

		11,657,276

Retail - Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†	36,805	4,744,533

Retail - Home Furnishings — 0.8%
RH†	11,609	6,770,137

Retail - Misc./Diversified — 0.6%
Five Below, Inc.†	26,290	5,348,438

Retail - Restaurants — 0.5%
Wingstop, Inc.	25,733	4,132,720

Semiconductor Components - Integrated Circuits — 1.3%
Analog Devices, Inc.	34,439	6,207,630
NXP Semiconductors NV	21,743	4,856,516

		11,064,146

Semiconductor Equipment — 3.9%
Entegris, Inc.	49,782	7,272,154
KLA Corp.	36,836	15,033,877
Lam Research Corp.	17,115	11,635,633

		33,941,664

Telecommunication Equipment — 1.3%
NICE, Ltd. ADR†	39,951	11,664,893

Therapeutics — 0.5%
Neurocrine Biosciences, Inc.†	34,630	2,882,948
Sarepta Therapeutics, Inc.†	23,778	1,921,500

		4,804,448

Transport - Truck — 1.9%
JB Hunt Transport Services, Inc.	66,228	12,660,144
XPO Logistics, Inc.†	49,677	3,598,602

		16,258,746

Security Description	Shares	Value (Note 2)

Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	126,404	$3,632,851

Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	121,586	8,531,690

Total Long-Term Investment Securities
(cost $689,701,678)		836,491,556

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $3,680,971)	3,680,971	3,680,971

TOTAL INVESTMENTS
(cost $693,382,649)(3)	96.3%	840,172,527
Other assets less liabilities	3.7	32,425,535

NET ASSETS	100.0%	$872,598,062

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $17,126,825. This was secured by collateral of $3,680,971, which was received in cash and subsequently invested in short-term investments currently valued at $3,680,971 as reported in the Portfolio of Investments. Additional collateral of $14,768,678 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	$ 1,037,092
United States Treasury Notes/Bonds	0.07% to 6.88%	12/31/2021 to 08/15/2051	13,731,586

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:	$826,735,938	$9,755,618	**	$—	$836,491,556
Short-Term Investment Securities	3,680,971	—		—	3,680,971

Total Investments at Value	$830,416,909	$9,755,618		$—	$840,172,527

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

177

VALIC Company I Mid Cap Value Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.0%
Banks — Commercial	7.0
Electric — Integrated	3.7
Insurance — Property/Casualty	3.2
Banks — Super Regional	3.1
Oil Companies — Exploration & Production	2.9
Diversified Manufacturing Operations	2.6
Chemicals — Diversified	2.4
Machinery — Pumps	2.4
Aerospace/Defense — Equipment	2.1
Medical — HMO	1.9
Medical Labs & Testing Services	1.7
Insurance — Life/Health	1.6
Computer Services	1.6
Building & Construction Products — Misc.	1.4
Oil Refining & Marketing	1.3
Investment Management/Advisor Services	1.3
Medical — Hospitals	1.3
Electronic Components — Semiconductors	1.2
Aerospace/Defense	1.2
Oil — Field Services	1.2
Auto/Truck Parts & Equipment — Original	1.2
Hotels/Motels	1.1
Medical Products	1.0
Retail — Auto Parts	1.0
Food — Wholesale/Distribution	1.0
Machinery — General Industrial	1.0
Commercial Services — Finance	1.0
Finance — Credit Card	0.9
Retail — Restaurants	0.9
Computers — Other	0.9
Containers — Metal/Glass	0.9
Human Resources	0.9
Medical Instruments	0.9
Hazardous Waste Disposal	0.9
Physical Therapy/Rehabilitation Centers	0.8
Electronic Connectors	0.8
Steel — Producers	0.8
Semiconductor Equipment	0.8
Machinery — Electrical	0.8
Insurance — Reinsurance	0.8
Internet Infrastructure Software	0.8
Electric Products — Misc.	0.8
Computers — Memory Devices	0.8
Building Products — Doors & Windows	0.7
Airlines	0.7
Finance — Leasing Companies	0.7
Registered Investment Companies	0.7
Industrial Automated/Robotic	0.6
Distribution/Wholesale	0.6
Semiconductor Components — Integrated Circuits	0.6
Appliances	0.6
Beverages — Non-alcoholic	0.6
Retail — Apparel/Shoe	0.6
E-Commerce/Services	0.6
Resorts/Theme Parks	0.6
Machine Tools & Related Products	0.6
Diagnostic Equipment	0.5
Casino Hotels	0.5
Home Furnishings	0.5
Engineering/R&D Services	0.5
Financial Guarantee Insurance	0.5
Agricultural Biotech	0.5
Lasers — System/Components	0.5
Medical — Wholesale Drug Distribution	0.5
Internet Security	0.5
Motorcycle/Motor Scooter	0.5
Insurance — Multi-line	0.5
Savings & Loans/Thrifts	0.5

Finance — Consumer Loans	0.5
Toys	0.4
Electronic Components — Misc.	0.4
Machinery — Construction & Mining	0.4
Transport — Truck	0.4
Insurance Brokers	0.4
Textile — Home Furnishings	0.4
Telecom Equipment — Fiber Optics	0.4
Recreational Vehicles	0.4
Footwear & Related Apparel	0.4
Transport — Rail	0.4
Data Processing/Management	0.4
Publishing — Newspapers	0.3
Theaters	0.3
Food — Catering	0.3
Enterprise Software/Service	0.3
Banks — Fiduciary	0.3
Building Products — Wood	0.3
Coatings/Paint	0.3
Transport — Services	0.3
Shipbuilding	0.3
Steel Pipe & Tube	0.3
Building Products — Cement	0.2
Apparel Manufacturers	0.2
Repurchase Agreements	0.2
Retail — Perfume & Cosmetics	0.2
Office Supplies & Forms	0.2
Entertainment Software	0.2
Pharmacy Services	0.2
Cruise Lines	0.2
Internet Content — Information/News	0.2
Agricultural Chemicals	0.2
Chemicals — Specialty	0.2
Wireless Equipment	0.2
Golf	0.2
Retail — Consumer Electronics	0.2
Gambling (Non-Hotel)	0.2
Medical — Drugs	0.1
Oil & Gas Drilling	0.1

100.2%

*	Calculated as a percentage of net assets

178

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense — 1.2%
BWX Technologies, Inc.	55,035	$2,625,169
General Dynamics Corp.	18,211	3,441,333
Spirit AeroSystems Holdings, Inc., Class A	125,238	4,741,511

		10,808,013

Aerospace/Defense-Equipment — 2.1%
Hexcel Corp.†	57,449	2,951,729
Howmet Aerospace, Inc.	336,636	9,469,571
L3Harris Technologies, Inc.	18,512	3,870,489
Moog, Inc., Class A	40,348	2,790,871

		19,082,660

Agricultural Biotech — 0.5%
Corteva, Inc.	100,895	4,540,275

Agricultural Chemicals — 0.2%
Mosaic Co.	44,879	1,535,759

Airlines — 0.7%
Alaska Air Group, Inc.†	55,412	2,691,361
JetBlue Airways Corp.†	295,110	3,960,376

		6,651,737

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	22,703	2,214,224

Appliances — 0.6%
Whirlpool Corp.	24,255	5,281,284

Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	31,145	1,077,306
Gentex Corp.	191,843	6,605,154
Lear Corp.	16,919	2,838,839

		10,521,299

Banks-Commercial — 7.0%
Ameris Bancorp	118,607	5,772,603
Atlantic Union Bankshares Corp.	158,494	5,152,640
Cadence Bank	250,569	7,321,626
East West Bancorp, Inc.	86,270	6,642,790
South State Corp.	90,838	7,098,081
Synovus Financial Corp.	155,759	7,054,325
Triumph Bancorp, Inc.†	18,865	2,402,458
Truist Financial Corp.	118,787	7,045,257
Western Alliance Bancorp	61,149	6,712,937
Zions Bancorp NA	123,901	7,815,675

		63,018,392

Banks-Fiduciary — 0.3%
State Street Corp.	30,993	2,757,447

Banks-Super Regional — 3.1%
Fifth Third Bancorp	248,479	10,473,390
Huntington Bancshares, Inc.	601,784	8,930,474
KeyCorp	371,870	8,344,763

		27,748,627

Beverages-Non-alcoholic — 0.6%
Coca-Cola Europacific Partners PLC	64,050	3,162,149
Keurig Dr Pepper, Inc.	60,558	2,058,366

		5,220,515

Building & Construction Products-Misc. — 1.4%
Builders FirstSource, Inc.†	109,985	7,637,359
Owens Corning	19,461	1,651,071
Zurn Water Solutions Corp.	99,288	3,480,044

		12,768,474

Security Description	Shares	Value (Note 2)

Building Products-Cement — 0.2%
Buzzi Unicem SpA	106,107	$2,227,399

Building Products-Doors & Windows — 0.7%
JELD-WEN Holding, Inc.†	187,598	4,545,499
PGT Innovations, Inc.†	105,594	2,168,901

		6,714,400

Building Products-Wood — 0.3%
Masco Corp.	41,091	2,707,897

Casino Hotels — 0.5%
Boyd Gaming Corp.†	47,169	2,764,575
Las Vegas Sands Corp.†	55,804	1,987,739

		4,752,314

Chemicals-Diversified — 2.4%
Celanese Corp.	40,567	6,140,221
DuPont de Nemours, Inc.	58,719	4,342,857
FMC Corp.	90,632	9,080,420
PPG Industries, Inc.	16,138	2,487,996

		22,051,494

Chemicals-Specialty — 0.2%
Ingevity Corp.†	20,850	1,499,324

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	86,245	2,614,948

Commercial Services-Finance — 1.0%
EVERTEC, Inc.	69,609	2,922,882
Global Payments, Inc.	24,455	2,911,123
H&R Block, Inc.	116,474	2,758,104

		8,592,109

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A	41,748	3,255,509
Leidos Holdings, Inc.	98,567	8,665,025
Science Applications International Corp.	26,926	2,258,822

		14,179,356

Computers-Memory Devices — 0.8%
NetApp, Inc.	39,624	3,521,781
Western Digital Corp.†	57,225	3,309,894

		6,831,675

Computers-Other — 0.9%
Lumentum Holdings, Inc.†	96,129	8,341,113

Containers-Metal/Glass — 0.9%
Crown Holdings, Inc.	78,321	8,286,362

Cruise Lines — 0.2%
Carnival Corp.†#	28,193	496,761
Norwegian Cruise Line Holdings, Ltd.†	25,595	499,358
Royal Caribbean Cruises, Ltd.†	8,336	582,020

		1,578,139

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	31,881	3,331,564

Diagnostic Equipment — 0.5%
Avantor, Inc.†	125,059	4,937,329

Distribution/Wholesale — 0.6%
LKQ Corp.	56,022	3,131,630
Resideo Technologies, Inc.†	91,431	2,385,435

		5,517,065

179

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations — 2.6%
Eaton Corp. PLC	48,306	$7,828,470
ITT, Inc.	43,353	4,100,327
Parker-Hannifin Corp.	17,019	5,140,759
Textron, Inc.	91,424	6,472,819

		23,542,375

E-Commerce/Services — 0.6%
Cargurus, Inc.†	62,523	2,344,613
Expedia Group, Inc.†	17,246	2,778,158

		5,122,771

Electric Products-Misc. — 0.8%
AMETEK, Inc.	50,504	6,893,796

Electric-Integrated — 3.7%
Alliant Energy Corp.	79,490	4,355,257
American Electric Power Co., Inc.	23,686	1,919,750
CenterPoint Energy, Inc.	253,952	6,579,897
DTE Energy Co.	25,139	2,723,559
Edison International	61,792	4,033,782
Entergy Corp.	44,402	4,455,297
Evergy, Inc.	74,060	4,687,998
Portland General Electric Co.	99,260	4,830,984

		33,586,524

Electronic Components-Misc. — 0.4%
Flex, Ltd.†	126,245	2,158,790
Sensata Technologies Holding PLC†	31,843	1,773,655

		3,932,445

Electronic Components-Semiconductors — 1.2%
Qorvo, Inc.†	38,723	5,662,464
Tower Semiconductor, Ltd.†	147,782	5,243,306

		10,905,770

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	48,856	7,520,404

Engineering/R&D Services — 0.5%
Fluor Corp.†	207,246	4,582,209

Enterprise Software/Service — 0.3%
SS&C Technologies Holdings, Inc.	36,911	2,817,417

Entertainment Software — 0.2%
Activision Blizzard, Inc.	29,136	1,707,370

Finance-Consumer Loans — 0.5%
SLM Corp.	100,484	1,786,606
Synchrony Financial	50,704	2,271,032

		4,057,638

Finance-Credit Card — 0.9%
Capital One Financial Corp.	16,225	2,280,099
Discover Financial Services	56,641	6,108,732

		8,388,831

Finance-Leasing Companies — 0.7%
AerCap Holdings NV†	117,483	6,583,747

Financial Guarantee Insurance — 0.5%
MGIC Investment Corp.	323,407	4,560,039

Food-Catering — 0.3%
Sovos Brands, Inc.†	182,967	2,823,181

Food-Misc./Diversified — 0.0%
Nomad Foods, Ltd.†	7,392	176,595

Food-Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	291,475	9,158,144

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.4%
Steven Madden, Ltd.	77,431	$3,674,101

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC#	51,262	1,385,099

Golf — 0.2%
Callaway Golf Co.†	52,971	1,428,098

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	60,925	6,180,232
US Ecology, Inc.†	55,563	1,893,031

		8,073,263

Home Furnishings — 0.5%
Leggett & Platt, Inc.	61,378	2,479,057
Tempur Sealy International, Inc.	49,521	2,121,480

		4,600,537

Hotels/Motels — 1.1%
Marriott International, Inc., Class A†	19,722	2,910,179
Travel & Leisure Co.	35,187	1,731,904
Wyndham Hotels & Resorts, Inc.	70,115	5,572,740

		10,214,823

Human Resources — 0.9%
ASGN, Inc.†	32,258	3,925,153
Robert Half International, Inc.	39,058	4,342,078

		8,267,231

Industrial Automated/Robotic — 0.6%
Colfax Corp.†	124,444	5,779,179

Insurance Brokers — 0.4%
Aon PLC, Class A	12,807	3,787,926

Insurance-Life/Health — 1.6%
Aflac, Inc.	37,992	2,056,887
CNO Financial Group, Inc.	158,092	3,582,365
Globe Life, Inc.	29,640	2,565,045
Voya Financial, Inc.	107,822	6,700,059

		14,904,356

Insurance-Multi-line — 0.5%
Kemper Corp.	76,399	4,226,393

Insurance-Property/Casualty — 3.2%
Alleghany Corp.†	19,169	12,400,043
Assurant, Inc.	41,329	6,286,141
Hanover Insurance Group, Inc.	53,736	6,542,358
Lancashire Holdings, Ltd.	296,088	1,993,526
Travelers Cos., Inc.	13,443	1,975,449

		29,197,517

Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	30,869	1,283,533
Everest Re Group, Ltd.	16,253	4,166,944
RenaissanceRe Holdings, Ltd.	11,227	1,730,193

		7,180,670

Internet Content-Information/News — 0.2%
Yelp, Inc.†	45,412	1,556,723

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	30,960	7,045,877

Internet Security — 0.5%
NortonLifeLock, Inc.	173,449	4,310,208

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	41,170	11,922,832

180

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Lasers-System/Components — 0.5%
II-VI, Inc.†#	72,489	$4,532,737

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	140,848	4,981,794

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	35,995	3,873,062

Machinery-Electrical — 0.8%
Regal Rexnord Corp.	30,843	4,876,278
Vertiv Holdings Co.	99,436	2,549,539

		7,425,817

Machinery-General Industrial — 1.0%
Altra Industrial Motion Corp.	44,352	2,337,794
Middleby Corp.†	36,060	6,298,961

		8,636,755

Machinery-Pumps — 2.4%
Curtiss-Wright Corp.	19,267	2,424,174
Dover Corp.	51,747	8,478,746
Ingersoll Rand, Inc.	98,388	5,739,956
SPX FLOW, Inc.	62,856	5,249,104

		21,891,980

Medical Instruments — 0.9%
Boston Scientific Corp.†	44,014	1,675,613
Integra LifeSciences Holdings Corp.†	102,409	6,549,056

		8,224,669

Medical Labs & Testing Services — 1.7%
ICON PLC†	23,747	6,422,851
Laboratory Corp. of America Holdings†	6,865	1,958,790
Syneos Health, Inc.†	73,306	7,122,411

		15,504,052

Medical Products — 1.0%
Avanos Medical, Inc.†	99,498	3,001,854
Haemonetics Corp.†	47,871	2,453,389
Zimmer Biomet Holdings, Inc.	33,205	3,971,318

		9,426,561

Medical-Drugs — 0.1%
Jazz Pharmaceuticals PLC†	9,815	1,176,524

Medical-HMO — 1.9%
Centene Corp.†	52,568	3,753,881
Humana, Inc.	11,077	4,649,128
Molina Healthcare, Inc.†	30,931	8,820,902

		17,223,911

Medical-Hospitals — 1.3%
Acadia Healthcare Co., Inc.†	68,227	3,832,310
HCA Healthcare, Inc.	15,364	3,465,965
Universal Health Services, Inc., Class B	34,855	4,138,334

		11,436,609

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	38,298	4,432,993

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	116,102	4,252,816

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	9,581	1,964,776

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	20,519	460,652

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production — 2.9%
ConocoPhillips	87,054	$6,105,097
Coterra Energy, Inc.	278,535	5,592,983
Diamondback Energy, Inc.	96,782	10,329,543
Pioneer Natural Resources Co.	25,001	4,458,178

		26,485,801

Oil Refining & Marketing — 1.3%
Delek US Holdings, Inc.†	144,855	2,271,326
HollyFrontier Corp.	75,520	2,440,806
Marathon Petroleum Corp.	72,236	4,395,561
Valero Energy Corp.	44,799	2,998,845

		12,106,538

Oil-Field Services — 1.2%
ChampionX Corp.†	84,259	1,719,726
Halliburton Co.	137,788	2,974,843
Schlumberger NV	205,895	5,905,069

		10,599,638

Pharmacy Services — 0.2%
Cigna Corp.	8,725	1,674,328

Physical Therapy/Rehabilitation Centers — 0.8%
Encompass Health Corp.	131,344	7,568,041

Publishing-Newspapers — 0.3%
TEGNA, Inc.	154,883	3,058,939

Real Estate Investment Trusts — 9.0%
American Assets Trust, Inc.	67,274	2,314,226
American Campus Communities, Inc.	90,216	4,667,776
American Homes 4 Rent, Class A	77,418	3,103,688
Americold Realty Trust	155,779	5,084,626
Cousins Properties, Inc.	77,376	2,921,718
Duke Realty Corp.	94,672	5,522,218
Equity Residential	58,609	4,999,934
Essential Properties Realty Trust, Inc.	181,261	4,899,485
Essex Property Trust, Inc.	11,122	3,775,252
First Industrial Realty Trust, Inc.	75,344	4,551,531
Gaming and Leisure Properties, Inc.	139,890	6,311,837
Healthpeak Properties, Inc.	78,747	2,587,626
Host Hotels & Resorts, Inc.†	411,454	6,459,828
Kilroy Realty Corp.	38,540	2,486,986
Lamar Advertising Co., Class A	22,000	2,403,720
Life Storage, Inc.	25,051	3,310,239
Regency Centers Corp.	66,146	4,586,564
Ryman Hospitality Properties, Inc.†	82,069	6,352,140
Welltower, Inc.	60,188	4,792,168

		81,131,562

Recreational Vehicles — 0.4%
Polaris, Inc.	32,904	3,678,338

Resort/Theme Parks — 0.6%
Six Flags Entertainment Corp.†	136,573	4,994,475

Retail-Apparel/Shoe — 0.6%
Foot Locker, Inc.	44,985	2,053,115
Ross Stores, Inc.	28,460	3,104,702

		5,157,817

Retail-Auto Parts — 1.0%
AutoZone, Inc.†	5,067	9,207,094

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	13,360	1,427,650

Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	5,282	2,028,024

181

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Restaurants — 0.9%
Bloomin’ Brands, Inc.†	145,493	$2,570,862
Darden Restaurants, Inc.	16,676	2,300,454
Denny’s Corp.†	253,720	3,514,022

		8,385,338

Savings & Loans/Thrifts — 0.5%
Sterling Bancorp	167,982	4,167,633

Semiconductor Components-Integrated Circuits — 0.6%
NXP Semiconductors NV	23,701	5,293,855

Semiconductor Equipment — 0.8%
KLA Corp.	6,128	2,501,021
MKS Instruments, Inc.	32,381	4,927,093

		7,428,114

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	13,530	2,401,710

Steel Pipe & Tube — 0.3%
Advanced Drainage Systems, Inc.	18,827	2,329,088

Steel-Producers — 0.8%
Reliance Steel & Aluminum Co.	50,283	7,473,562

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	61,412	3,698,845

Textile-Home Furnishings — 0.4%
Mohawk Industries, Inc.†	22,285	3,740,983

Theaters — 0.3%
Live Nation Entertainment, Inc.†	28,111	2,998,038

Toys — 0.4%
Hasbro, Inc.	41,702	4,041,341

Transport-Rail — 0.4%
Norfolk Southern Corp.	12,662	3,358,849

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	19,819	2,410,387

Transport-Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.	67,612	3,870,787

Wireless Equipment — 0.2%
Maxar Technologies, Inc.	53,938	1,484,914

Total Long-Term Investment Securities
(cost $708,450,062)		897,872,680

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(1) (cost $5,870,021)	5,869,434	5,870,021

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $2,144,000 and collateralized by $2,040,500 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and having an approximate value of $2,186,922 (cost $2,144,000)	$2,144,000	2,144,000

TOTAL INVESTMENTS
(cost $716,464,083)(2)	100.2%	905,886,701
Liabilities in excess of other assets	(0.2)	(1,375,787)

NET ASSETS	100.0%	$904,510,914

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2021, the Fund had loaned securities with a total value of $3,359,819. This was secured by collateral of $3,494,813, received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	$261,500
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 05/15/2051	3,233,313

(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$893,651,755	$4,220,925	**	$—	$897,872,680
Short-Term Investment Securities	5,870,021	—		—	5,870,021
Repurchase Agreements	—	2,144,000		—	2,144,000

Total Investments at Value	$899,521,776	$6,364,925		$—	$905,886,701

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2)

See Notes to Financial Statements

182

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	43.9%
Domestic Fixed Income Investment Companies	33.4
International Equity Investment Companies	12.4
Domestic Money Market Investment Companies	7.9
International Fixed Income Investment Companies	2.4

100.0%

*	Calculated as a percentage of net assets

183

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 43.9%
VALIC Co. I Blue Chip Growth Fund	1,882	$52,156
VALIC Co. I Capital Appreciation Fund	1,884,018	44,952,680
VALIC Co. I Dividend Value Fund	2,901,730	37,577,399
VALIC Co. I Large Capital Growth Fund	1,662,264	37,750,013
VALIC Co. I Mid Cap Index Fund	634,396	19,736,052
VALIC Co. I Mid Cap Strategic Growth Fund	1,465,493	35,933,886
VALIC Co. I Mid Cap Value Fund	1,418,235	30,945,889
VALIC Co. I Nasdaq-100® Index Fund	1,095,412	31,022,072
VALIC Co. I Science & Technology Fund	376,700	16,017,274
VALIC Co. I Small Cap Growth Fund	482,873	10,570,080
VALIC Co. I Small Cap Index Fund	370,690	8,466,560
VALIC Co. I Small Cap Special Values Fund	402,908	5,572,217
VALIC Co. I Small Cap Value Fund	409,637	6,242,874
VALIC Co. I Stock Index Fund	2,207,998	127,004,029
VALIC Co. I Systematic Core Fund	573,991	16,353,009
VALIC Co. I Systematic Value Fund	6,409,819	85,571,090

Total Domestic Equity Investment Companies
(cost $409,429,092)		513,767,280

Domestic Fixed Income Investment Companies — 33.4%
VALIC Co. I Core Bond Fund	24,889,370	285,232,182
VALIC Co. I Government Securities Fund	701,584	7,584,123
VALIC Co. I High Yield Bond Fund	4,676,739	36,104,423
VALIC Co. I Inflation Protected Fund	4,916,728	61,508,267

Total Domestic Fixed Income Investment Companies
(cost $382,682,540)		390,428,995

Domestic Money Market Investment Companies — 7.9%
VALIC Co. I Government Money Market I Fund(2)
(cost $91,788,612)	91,788,612	91,788,612

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 12.4%
VALIC Co. I Emerging Economies Fund	574,185	$5,506,437
VALIC Co. I Global Real Estate Fund	3,178,053	26,473,180
VALIC Co. I International Equities Index Fund	6,551,462	52,870,299
VALIC Co. I International Growth Fund	186,905	3,657,737
VALIC Co. I International Opportunities Fund	1,753,680	39,405,186
VALIC Co. I International Value Fund	1,663,936	17,088,619

Total International Equity Investment Companies
(cost $130,073,439)		145,001,458

International Fixed Income Investment Companies — 2.4%
VALIC Co. I International Government Bond Fund
(cost $27,414,563)	2,331,856	28,238,781

TOTAL INVESTMENTS
(cost $1,041,388,246)(3)	100.0%	1,169,225,126
Liabilities in excess of other assets	(0.0)	(228,078)

NET ASSETS	100.0%	$1,168,997,048

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of November 30, 2021 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$1,169,225,126	$—	$—	$1,169,225,126

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

184

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	12.0%
Applications Software	11.5
Computers	11.4
E-Commerce/Products	8.3
Web Portals/ISP	7.6
Auto — Cars/Light Trucks	5.9
Internet Content — Entertainment	5.0
Medical — Biomedical/Gene	3.8
Cable/Satellite TV	2.4
Repurchase Agreements	2.3
Semiconductor Components — Integrated Circuits	2.3
Semiconductor Equipment	2.2
Electronic Forms	2.0
Commercial Services — Finance	2.0
Beverages — Non-alcoholic	2.0
Retail — Discount	1.7
Networking Products	1.5
E-Commerce/Services	1.2
Computer Aided Design	1.2
Data Processing/Management	1.0
Instruments — Controls	0.9
Cellular Telecom	0.9
Retail — Restaurants	0.8
Electric — Integrated	0.8
Medical Instruments	0.7
Entertainment Software	0.7
Enterprise Software/Service	0.7
Retail — Apparel/Shoe	0.6
Food — Confectionery	0.5
Transport — Rail	0.5
U.S. Government Treasuries	0.5
Distribution/Wholesale	0.4
Computer Data Security	0.4
Drug Delivery Systems	0.3
Diagnostic Kits	0.3
Communications Software	0.3
Medical Products	0.3
Hotels/Motels	0.3
Retail — Auto Parts	0.3
Commercial Services	0.3
Food — Misc./Diversified	0.3
Computer Services	0.3
Retail — Drug Store	0.2
Consulting Services	0.2
Internet Application Software	0.2
Auto — Heavy Duty Trucks	0.2
Web Hosting/Design	0.2
E-Services/Consulting	0.2
Medical Information Systems	0.1
Broadcast Services/Program	0.1
Computer Software	0.1
Athletic Equipment	0.1

100.0%

*	Calculated as a percentage of net assets

185

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Applications Software — 11.5%
Intuit, Inc.	17,117	$11,165,419
Microsoft Corp.	309,343	102,265,703

		113,431,122

Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	17,007	748,308

Auto-Cars/Light Trucks — 5.9%
Tesla, Inc.†	51,032	58,419,392

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	21,747	1,814,135

Beverages-Non-alcoholic — 2.0%
Keurig Dr Pepper, Inc.	88,791	3,018,006
Monster Beverage Corp.†	33,129	2,775,548
PepsiCo, Inc.	86,576	13,833,113

		19,626,667

Broadcast Services/Program — 0.1%
Fox Corp., Class A	20,258	723,413
Fox Corp., Class B	15,747	529,099

		1,252,512

Cable/Satellite TV — 2.4%
Charter Communications, Inc., Class A†	11,515	7,441,914
Comcast Corp., Class A	286,910	14,339,762
Sirius XM Holdings, Inc.#	253,720	1,547,692

		23,329,368

Cellular Telecom — 0.9%
T-Mobile US, Inc.†	78,173	8,506,004

Commercial Services — 0.3%
Cintas Corp.	6,450	2,723,126

Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	26,502	6,119,047
PayPal Holdings, Inc.†	73,604	13,608,643

		19,727,690

Communications Software — 0.3%
Zoom Video Communications, Inc., Class A†	15,080	3,188,063

Computer Aided Design — 1.2%
ANSYS, Inc.†	5,466	2,139,830
Autodesk, Inc.†	13,782	3,503,247
Cadence Design Systems, Inc.†	17,338	3,076,801
Synopsys, Inc.†	9,553	3,257,573

		11,977,451

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	8,318	925,877
Crowdstrike Holdings, Inc., Class A†	12,481	2,710,124

		3,636,001

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A	32,923	2,567,336

Computer Software — 0.1%
Splunk, Inc.†	10,268	1,242,428

Computers — 11.4%
Apple, Inc.	680,448	112,478,054

Consulting Services — 0.2%
Verisk Analytics, Inc.	10,107	2,272,761

Data Processing/Management — 1.0%
DocuSign, Inc.†	12,204	3,006,578
Fiserv, Inc.†	41,481	4,003,746

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
Paychex, Inc.	22,540	$2,686,768

		9,697,092

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	5,329	3,240,405

Distribution/Wholesale — 0.4%
Copart, Inc.†	14,819	2,151,126
Fastenal Co.	36,002	2,130,238

		4,281,364

Drug Delivery Systems — 0.3%
DexCom, Inc.†	6,060	3,409,295

E-Commerce/Products — 8.3%
Amazon.com, Inc.†	20,847	73,111,888
eBay, Inc.	40,720	2,746,971
JD.com, Inc. ADR†	49,448	4,159,071
Pinduoduo, Inc. ADR†	23,929	1,591,279

		81,609,209

E-Commerce/Services — 1.2%
Booking Holdings, Inc.†	2,572	5,405,958
Match Group, Inc.†	17,339	2,253,897
MercadoLibre, Inc.†	3,114	3,700,709
Trip.com Group, Ltd. ADR†	33,078	909,645

		12,270,209

E-Services/Consulting — 0.2%
CDW Corp.	8,613	1,630,958

Electric-Integrated — 0.8%
American Electric Power Co., Inc.	31,336	2,539,783
Exelon Corp.	61,252	3,229,818
Xcel Energy, Inc.	33,728	2,149,485

		7,919,086

Electronic Components - Semiconductors — 12.0%
Advanced Micro Devices, Inc.†	75,980	12,032,953
Broadcom, Inc.	25,699	14,229,022
Intel Corp.	254,131	12,503,245
Marvell Technology, Inc.	51,590	3,671,660
Microchip Technology, Inc.	34,332	2,864,319
Micron Technology, Inc.	70,517	5,923,428
NVIDIA Corp.	156,600	51,170,616
Skyworks Solutions, Inc.	10,345	1,568,923
Texas Instruments, Inc.	57,830	11,124,757
Xilinx, Inc.	15,501	3,541,203

		118,630,126

Electronic Forms — 2.0%
Adobe, Inc.†	29,842	19,989,664

Enterprise Software/Service — 0.7%
Atlassian Corp. PLC, Class A†	8,601	3,236,728
Workday, Inc., Class A†	11,964	3,280,888

		6,517,616

Entertainment Software — 0.7%
Activision Blizzard, Inc.	48,716	2,854,757
Electronic Arts, Inc.	17,826	2,214,346
NetEase, Inc. ADR	18,844	2,030,064

		7,099,167

Food - Confectionery — 0.5%
Mondelez International, Inc., Class A	87,559	5,160,728

186

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 0.3%
Kraft Heinz Co.	76,633	$2,575,635

Hotels/Motels — 0.3%
Marriott International, Inc., Class A†	20,399	3,010,076

Instruments - Controls — 0.9%
Honeywell International, Inc.	43,247	8,746,273

Internet Application Software — 0.2%
Okta, Inc.†	8,986	1,934,057

Internet Content - Entertainment — 5.0%
Meta Platforms, Inc.†	98,127	31,838,286
Netflix, Inc.†	27,724	17,796,036

		49,634,322

Medical Information Systems — 0.1%
Cerner Corp.	18,516	1,304,452

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	22,362	7,252,891

Medical Products — 0.3%
Align Technology, Inc.†	4,949	3,026,462

Medical - Biomedical/Gene — 3.8%
Amgen, Inc.	35,570	7,074,162
Biogen, Inc.†	9,335	2,200,633
Gilead Sciences, Inc.	78,539	5,413,693
Illumina, Inc.†	9,803	3,581,330
Incyte Corp.†	13,833	936,771
Moderna, Inc.†	25,284	8,910,840
Regeneron Pharmaceuticals, Inc.†	6,584	4,190,913
Seagen, Inc.†	11,396	1,823,360
Vertex Pharmaceuticals, Inc.†	16,251	3,037,962

		37,169,664

Networking Products — 1.5%
Cisco Systems, Inc.	263,978	14,476,554

Retail - Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	7,827	3,556,667
Ross Stores, Inc.	22,370	2,440,343

		5,997,010

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,319	2,756,213

Retail - Discount — 1.7%
Costco Wholesale Corp.	27,691	14,935,972
Dollar Tree, Inc.†	14,089	1,885,531

		16,821,503

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	54,183	2,427,398

Retail - Restaurants — 0.8%
Starbucks Corp.	73,859	8,097,901

Semiconductor Components - Integrated Circuits — 2.3%
Analog Devices, Inc.	33,664	6,067,936
NXP Semiconductors NV	16,608	3,709,563
QUALCOMM, Inc.	70,658	12,758,008

		22,535,507

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	56,560	8,325,066
ASML Holding NV	5,101	4,037,493
KLA Corp.	9,567	3,904,580
Lam Research Corp.	8,892	6,045,226

		22,312,365

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 0.5%
CSX Corp.	141,222	$4,894,755

Web Hosting/Design — 0.2%
VeriSign, Inc.†	7,008	1,681,289

Web Portals/ISP — 7.6%
Alphabet, Inc., Class A†	12,394	35,173,552
Alphabet, Inc., Class C†	13,179	37,547,498
Baidu, Inc. ADR†	15,828	2,371,669

		75,092,719

Total Long-Term Investment Securities
(cost $268,521,131)		960,142,383

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills
0.04% due 05/19/2022(1)	1,200,000	1,199,479
0.06% due 04/21/2022(1)	3,500,000	3,499,006

Total Short-Term Investment Securities
(cost $4,699,009)		4,698,485

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $22,926,000 and collateralized by $24,040,000 of United States Treasury Notes, bearing interest at 3.75% due 11/30/2025 and having an approximate value of $23,384,525 (cost $22,926,000)	22,926,000	22,926,000

TOTAL INVESTMENTS
(cost $296,146,140)(2)	100.0%	987,766,868
Liabilities in excess of other assets	(0.0)	(455,801)

NET ASSETS	100.0%	$987,311,067

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.
(3)

At November 30, 2021, the Fund had loaned securities with a total value of $837,158. This was secured by collateral of $ 893,853 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Notes/Bonds	0.13% to 2.63%	10/15/2022 to 07/15/2031	$893,853

ADR—American Depositary Receipt

187

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
83	Long	NASDAQ 100 E-Mini Index	December 2021	$25,713,504	$26,809,830	$1,096,326

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$960,142,383	$—	$—	$960,142,383
Short-Term Investment Securities	—	4,698,485	—	4,698,485
Repurchase Agreements	—	22,926,000	—	22,926,000

Total Investments at Value	$960,142,383	$27,624,485	$—	$987,766,868

Other Financial Instruments:†

Futures Contracts	$1,096,326	$—	$—	$1,096,326

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

188

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	13.1%
E-Commerce/Products	8.8
Enterprise Software/Service	7.8
Applications Software	7.6
Web Portals/ISP	7.5
Computer Software	5.5
E-Commerce/Services	5.5
Internet Content — Entertainment	5.3
Semiconductor Equipment	4.2
Computer Data Security	3.6
Commercial Services — Finance	2.7
Semiconductor Components — Integrated Circuits	2.3
Computers — Memory Devices	2.1
Computers	1.6
Auto — Cars/Light Trucks	1.5
Internet Application Software	1.4
Communications Software	1.4
Retail — Apparel/Shoe	1.3
Computer Services	1.3
Registered Investment Companies	1.1
Advertising Services	1.1
Internet Security	1.0
Entertainment Software	0.9
Wireless Equipment	0.9
Electronic Components — Misc.	0.9
Electronic Forms	0.8
Internet Content — Information/News	0.8
Networking Products	0.8
Finance — Credit Card	0.6
Internet Infrastructure Software	0.6
Retail — Catalog Shopping	0.5
Medical Labs & Testing Services	0.4
Medical Information Systems	0.3
Data Processing/Management	0.3
Auto/Truck Parts & Equipment — Original	0.3
Apparel Manufacturers	0.3
Repurchase Agreements	0.2
Theaters	0.2
Electronic Measurement Instruments	0.2
Medical — Biomedical/Gene	0.2
Computer Aided Design	0.1
Finance — Other Services	0.1
Schools	0.1
Retail — Automobile	0.1
Machinery — Electrical	0.1
Escrows and Litigation Trusts	0.1

97.5%

*	Calculated as a percentage of net assets

189

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.2%
Advertising Services — 1.1%
Trade Desk, Inc., Class A†	338,207	$34,977,368

Apparel Manufacturers — 0.3%
boohoo Group PLC†	3,674,869	8,045,571

Applications Software — 7.5%
Asana, Inc., Class A†	192,040	19,962,558
Informatica, Inc.† Class A	75,583	2,433,017
Intuit, Inc.	5,830	3,802,909
Jamf Holding Corp.†#	42,652	1,374,674
Microsoft Corp.	558,026	184,477,815
Monday.com, Ltd.†	11,143	4,009,252
Procore Technologies, Inc.†#	3,440	291,574
Sansan, Inc.†	180,400	4,929,010
ServiceNow, Inc.†	18,554	12,017,426
Smartsheet, Inc., Class A†	22,625	1,448,000
TeamViewer AG†*	274,199	3,733,021

		238,479,256

Auto - Cars/Light Trucks — 1.3%
Rivian Automotive, Inc.† Class A	53,193	6,370,394
Tesla, Inc.†	30,725	35,172,751

		41,543,145

Auto/Truck Parts & Equipment - Original — 0.3%
Aptiv PLC†	50,630	8,118,520

Commercial Services — 0.0%
Legalzoom.com, Inc.†#	9,492	170,951

Commercial Services - Finance — 2.7%
Adyen NV†#*	1,405	3,896,552
FleetCor Technologies, Inc.†	52,935	10,964,427
Global Payments, Inc.	151,868	18,078,367
PayPal Holdings, Inc.†	95,708	17,695,452
Square, Inc., Class A†	133,807	27,876,012
StoneCo, Ltd., Class A†	197,319	3,078,176
Toast, Inc., Class A†	769	30,752
WEX, Inc.†	37,578	4,750,611

		86,370,349

Communications Software — 1.4%
RingCentral, Inc., Class A†	22,380	4,833,633
Zoom Video Communications, Inc., Class A†	181,525	38,376,200

		43,209,833

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	20,010	1,489,744
Autodesk, Inc.†	11,351	2,885,311

		4,375,055

Computer Data Security — 3.6%
Crowdstrike Holdings, Inc., Class A†	147,640	32,058,550
ForgeRock, Inc., Class A†	26,591	712,373
Fortinet, Inc.†	48,138	15,987,111
KnowBe4, Inc., Class A†	104,380	2,354,813
Rapid7, Inc.†	33,734	4,185,040
Varonis Systems, Inc.†	193,569	10,028,810
Zscaler, Inc.†	145,620	50,525,771

		115,852,468

Computer Services — 1.3%
DXC Technology Co.†	316,280	9,485,237
EPAM Systems, Inc.†	16,500	10,041,075
Genpact, Ltd.	339,351	16,380,473
Infosys, Ltd. ADR	180,935	4,085,512

		39,992,297

Security Description	Shares	Value (Note 2)

Computer Software — 5.5%
Citrix Systems, Inc.	477,667	$38,418,757
Cloudflare, Inc., Class A†	25,245	4,752,119
Datadog, Inc., Class A†	101,595	18,113,373
MongoDB, Inc.†	90,130	44,893,753
SentinelOne, Inc., Class A†	94,385	5,093,958
Snowflake, Inc., Class A†	72,218	24,564,953
Twilio, Inc., Class A†	66,215	18,947,422
ZoomInfo Technologies, Inc., Class A†	337,030	20,794,751

		175,579,086

Computers — 1.6%
Apple, Inc.	310,815	51,377,719

Computers - Memory Devices — 2.1%
NetApp, Inc.	76,545	6,803,320
Pure Storage, Inc., Class A†	1,305,260	40,423,902
Seagate Technology Holdings PLC	177,515	18,225,465

		65,452,687

Data Processing/Management — 0.3%
DocuSign, Inc.†	19,735	4,861,914
Fiserv, Inc.†	40,130	3,873,348

		8,735,262

E-Commerce/Products — 8.8%
Alibaba Group Holding, Ltd. ADR†	395,844	50,481,985
Amazon.com, Inc.†	58,627	205,608,993
Coupang, Inc.†#	384,415	10,186,998
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR†	264,176	647,231
Etsy, Inc.†	22,946	6,300,513
Wayfair, Inc., Class A†#	24,785	6,142,714

		279,368,434

E-Commerce/Services — 5.3%
Airbnb, Inc., Class A†	66,134	11,410,760
Booking Holdings, Inc.†	18,478	38,837,984
Cargurus, Inc.†	253,902	9,521,325
Delivery Hero SE†*	150,066	20,032,418
Expedia Group, Inc.†	18,500	2,980,165
Kanzhun, Ltd. ADR†	26,930	861,222
Lyft, Inc., Class A†	256,730	10,425,805
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	62,106
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	1,189,400
MercadoLibre, Inc.†	3,350	3,981,174
Shutterstock, Inc.	44,438	5,066,376
Tongcheng-Elong Holdings, Ltd.†	3,812,600	7,880,266
Trainline PLC†#*	1,332,058	4,833,208
Trip.com Group, Ltd. ADR†	1,637,592	45,033,780
Uber Technologies, Inc.†	192,924	7,331,112

		169,447,101

Electronic Components - Misc. — 0.9%
Flex, Ltd.†	698,366	11,942,059
Hoya Corp.	97,400	15,387,742

		27,329,801

Electronic Components - Semiconductors — 13.1%
Advanced Micro Devices, Inc.†	396,452	62,786,103
GlobalFoundries, Inc.†	142,110	9,839,696
Infineon Technologies AG	380,680	17,241,593
IPG Photonics Corp.†	10,915	1,792,134
Marvell Technology, Inc.	943,543	67,151,955
Micron Technology, Inc.	777,425	65,303,700
NVIDIA Corp.	186,015	60,782,261
ON Semiconductor Corp.†	529,690	32,538,857
Samsung Electronics Co., Ltd.	394,491	23,812,160

190

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors (continued)
SK Hynix, Inc.	165,676	$16,018,803
Skyworks Solutions, Inc.	53,726	8,148,085
STMicroelectronics NV	350,110	17,099,940
STMicroelectronics NV#	46,450	2,254,683
Texas Instruments, Inc.	61,246	11,781,893
Wolfspeed, Inc.†	23,430	2,872,987
Xilinx, Inc.	83,258	19,020,290

		418,445,140

Electronic Forms — 0.8%
Adobe, Inc.†	38,962	26,098,696

Electronic Measurement Instruments — 0.2%
Koh Young Technology, Inc.	292,172	4,829,314

Enterprise Software/Service — 7.8%
Atlassian Corp. PLC, Class A†	38,270	14,401,766
Avalara, Inc.†	38,334	5,354,493
Ceridian HCM Holding, Inc.†	98,013	10,722,622
Gitlab, Inc.† Class A	1,200	115,848
Guidewire Software, Inc.†	97,595	11,354,202
HubSpot, Inc.†	39,905	32,199,744
Paycom Software, Inc.†	44,640	19,529,107
Qualtrics International, Inc.† Class A	89,335	2,890,881
salesforce.com, Inc.†	376,558	107,303,968
UiPath, Inc., Class A†	77,120	3,721,040
Veeva Systems, Inc., Class A†	32,325	9,134,398
Workday, Inc., Class A†	114,455	31,386,995

		248,115,064

Entertainment Software — 0.9%
Electronic Arts, Inc.	96,077	11,934,685
Epic Games, Inc.†(1)(2)	3,904	3,754,125
ROBLOX Corp., Class A†	101,275	12,770,777
Take-Two Interactive Software, Inc.†	5,845	969,569

		29,429,156

Finance - Credit Card — 0.6%
Visa, Inc., Class A	103,818	20,116,814

Finance - Other Services — 0.1%
Money Forward, Inc.†	57,300	3,933,520

Industrial Automated/Robotic — 0.0%
Cognex Corp.	16,200	1,251,450

Internet Application Software — 1.4%
Okta, Inc.†	48,540	10,447,264
Shopify, Inc., Class A†	23,429	35,654,018

		46,101,282

Internet Content - Entertainment — 5.3%
Mail.Ru Group, Ltd. GDR†	1,061,582	17,800,323
Meta Platforms, Inc.†	336,952	109,327,446
Netflix, Inc.†	11,923	7,653,374
Pinterest, Inc., Class A†	273,112	10,940,867
Snap, Inc., Class A†	482,112	22,953,352

		168,675,362

Internet Content - Information/News — 0.8%
Bright Health Group, Inc. Lock-up shares†(2)	181,044	572,733
Deliveroo PLC†*	1,904,761	7,544,906
Kuaishou Technology†*	20,200	220,055
Naspers, Ltd., Class N	56,385	8,713,010
Prosus NV	102,258	8,240,683

		25,291,387

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.6%
F5, Inc.†	80,454	$18,309,721

Internet Security — 1.0%
NortonLifeLock, Inc.	364,316	9,053,253
Palo Alto Networks, Inc.†	40,412	22,102,939

		31,156,192

Machinery - Electrical — 0.1%
Bloom Energy Corp., Class A†	84,585	2,324,396

Medical Information Systems — 0.3%
Alignment Healthcare, Inc.†	131,699	2,134,841
Doximity, Inc., Class A†	129,570	8,765,410

		10,900,251

Medical Labs & Testing Services — 0.2%
Ginkgo Bioworks Holdings, Inc.	12,842	152,434
Ginkgo Bioworks, Inc. Lockup Shares†(2)	428,080	4,827,244
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	109,417
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	105,820
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	102,482

		5,297,397

Medical - Biomedical/Gene — 0.0%
Flame Biosciences, Inc.†(1)(2)	48,560	318,068
Verily Life Sciences LLC Series B†(1)(2)	6,986	913,210

		1,231,278

Medical - Drugs — 0.0%
Longboard Pharmaceuticals, Inc.†	32,938	187,747
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	2,619

		190,366

Networking Products — 0.8%
Arista Networks, Inc.†	128,846	15,984,635
Nokia Oyj ADR†	1,557,344	8,721,126

		24,705,761

Retail - Apparel/Shoe — 1.3%
Zalando SE†*	446,324	40,680,230

Retail - Automobile — 0.1%
Cazoo Group, Ltd.†#	340,143	2,755,158

Retail - Catalog Shopping — 0.5%
Warby Parker, Inc., Class A†	283,595	14,392,446

Schools — 0.1%
New Oriental Education & Technology Group, Inc. ADR†	1,493,028	3,299,592

Semiconductor Components - Integrated Circuits — 2.3%
NXP Semiconductors NV	65,245	14,573,123
QUALCOMM, Inc.	180,542	32,598,663
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	233,125	27,310,594

		74,482,380

Semiconductor Equipment — 4.2%
Applied Materials, Inc.	203,336	29,929,026
ASML Holding NV	8,000	6,332,080
BE Semiconductor Industries NV	171,512	16,267,655
KLA Corp.	71,008	28,980,495
Lam Research Corp.	12,475	8,481,129
Teradyne, Inc.	192,728	29,462,329
Tokyo Electron, Ltd.	27,800	14,609,853

		134,062,567

191

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Theaters — 0.2%
CTS Eventim AG & Co. KGaA†	94,750	$6,164,596

Transport - Services — 0.0%
Didi Global, Inc. Lock-Up Shares†(2)	11,731	340,129

Web Portals/ISP — 7.5%
Alphabet, Inc., Class A†	29,865	84,755,377
Alphabet, Inc., Class C†	44,248	126,064,322
Baidu, Inc. ADR†	188,904	28,305,375

		239,125,074

Wireless Equipment — 0.9%
Motorola Solutions, Inc.	24,010	6,078,852
Samsung SDI Co., Ltd.	38,976	22,621,355

		28,700,207

Total Common Stocks
(cost $2,534,413,813)		3,028,829,829

CONVERTIBLE PREFERRED SECURITIES — 0.9%
Applications Software — 0.1%
Color Health, Inc. Series D-1†(1)(2)	26,210	2,620,187

Auto - Cars/Light Trucks — 0.2%
GM Cruise Holdings, LLC, Class F†(1)(2)	89,700	2,363,595
Waymo LLC Series A-2†(1)(2)	21,059	1,931,573
Waymo LLC Series B-2†(1)(2)	10,055	922,265

		5,217,433

E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	2,452,187
Rappi, Inc., Series E†(1)(2)	39,184	2,524,356
Rappi, Inc. Series F†(1)(2)	14,609	941,158

		5,917,701

Health Care Providers & Services — 0.0%
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	81,510
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	69,623
PrognomIQ, Inc. Series B†(1)(2)	216,177	493,989

		645,122

IT Services — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	226,693

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	365,351
Reflexion Medical, Inc. Series D†(1)(2)	67,040	152,842

		518,193

Medical Labs & Testing Services — 0.2%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	713,517
Freenome Holdings, Inc. Series C†(1)(2)	53,807	405,828
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,422,790

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical Labs & Testing Services (continued)
Tempus Labs, Inc. Series E†(1)(2)	39,722	$2,297,520
Tempus Labs, Inc. Series F†(1)(2)	10,551	618,078
Tempus Labs, Inc. Series G†(1)(2)	6,661	394,731

		7,852,464

Medical Products — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	550,994

Medical - Biomedical/Gene — 0.2%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,765,079
National Resilience, Inc. Series B†(1)(2)	69,360	3,080,278

		4,845,357

Medical - Wholesale Drug Distribution — 0.0%
Insitro, Inc. Series B†(1)(2)	52,029	951,668

Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	570,718

Total Convertible Preferred Securities
(cost $17,272,431)		29,916,530

Escrows and Litigation Trusts — 0.1%
Acerta Pharma B.V.†(1)	1,552,110	1,393,018
Exact Sciences CMO Milestone†(1)	216,096	172,877
Exact Sciences Expense Fund†(1)	220	209
Exact Sciences FDA Milestone†(1)	108,048	86,439

Total Escrows and Litigation Trusts
(cost $1,552,110)		1,652,543

Total Long-Term Investment Securities
(cost $2,553,238,354)		3,060,398,902

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	498,270	498,270
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(3)(4)	6,556,726	6,556,726
T. Rowe Price Government Reserve Fund 0.05%(3)	28,944,368	28,944,368

Total Short-Term Investment Securities
(cost $35,999,364)		35,999,364

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $6,970,000 and collateralized by $7,308,700 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $7,109,421 (cost $6,970,000)	$6,970,000	6,970,000

TOTAL INVESTMENTS
(cost $2,596,207,718)(5)	97.5%	3,103,368,266
Other assets less liabilities	2.5	78,277,719

NET ASSETS	100.0%	$3,181,645,985

192

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $80,940,390 representing 2.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks

Bright Health Group, Inc.
Lock-up Shares	09/16/2020	181,044	$1,232,167	$572,733	$3.16	0.02%
Didi Global, Inc.
Lock-up Shares	10/15/2015	11,731	321,737	340,129	28.99	0.01
Epic Games, Inc.	06/18/2020	2,883	1,657,725
	03/29/2021	1,021	903,585

		3,904	2,561,310	3,754,125	961.61	0.12

Flame Biosciences, Inc.	09/28/2020	48,560	318,068	318,068	6.55	0.01
Ginkgo Bioworks, Inc.	09/09/2019	316,226	967,674
Lock-up Shares	09/30/2019	111,854	324,284

		428,080	1,291,958	4,827,244	11.28	0.15

Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	62,106	118.75	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	1,189,400	118.75	0.04
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	913,210	130.72	0.03
Convertible Preferred Securities

Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,765,079	8.10	0.06
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	2,620,187	99.97	0.08
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	713,517	7.54	0.02
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	405,828	7.54	0.01
GM Cruise Holdings, LLC Class F	05/07/2019	89,700	1,637,025	2,363,595	26.35	0.07
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	570,718	3.16	0.02
Insitro, Inc. Series B	05/21/2020	52,029	324,177	951,668	18.29	0.03

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Kardium, Inc. Series D-5	11/29/2018	542,402	$525,533	$550,994	$1.02	0.02%
Maplebear, Inc., (dba Instacart) Series G	07/02/2020	20,650	993,098	2,452,187	118.75	0.08
Mesophere, Inc. Series D	05/04/2018	151,129	1,670,656	226,693	1.50	0.01
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	3,080,278	44.41	0.10
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	81,510	2.29	0.00
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	69,623	2.29	0.00
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	493,989	2.29	0.02
Rappi, Inc., Series E	09/08/2020	39,184	2,341,089	2,524,356	64.42	0.08
Rappi, Inc., Series F	07/08/2021	14,609	941,158	941,158	64.42	0.03
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	365,351	2.28	0.01
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	152,842	2.28	0.00
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,422,790	56.41	0.11
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,058	2,297,520	57.84	0.07
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	618,078	58.58	0.02
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	394,731	59.26	0.01
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,931,573	91.72	0.06
Waymo LLC Series B-2	06/11/2021	10,055	922,265	922,265	91.72	0.03

				$41,893,545		1.32%

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)

At November 30, 2021, the Fund had loaned securities with a total value of $23,893,187. This was secured by collateral of $6,556,726 which was received in cash and subsequently invested in short-term investments currently valued at of $6,556,726 as reported in the Portfolio of Investments. Additional collateral of $18,790,890 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	12/30/2021 to 06/16/2022	$ 872,244
United States Treasury Notes/Bonds	0.07% to 6.25%	12/31/2021 to 08/15/2051	17,918,646

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

GDR—Global Depositary Receipt

193

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
E-Commerce/Services	$135,449,703	$32,745,892	**	$1,251,506	$169,447,101
Entertainment Software	25,675,031	—		3,754,125	29,429,156
Internet Content-Information/News	—	25,291,387	#	—	25,291,387
Medical Labs & Testing Services	152,434	4,827,244		317,719	5,297,397
Medical-Biomedical/Gene	—	—		1,231,278	1,231,278
Medical-Drugs	187,747	—		2,619	190,366
Transport-Services	—	340,129		—	340,129
Other Industries	2,560,531,777	237,071,238	**	—	2,797,603,015
Convertible Preferred Securities	—	—		29,916,530	29,916,530
Escrows and Litigation Trusts	—	—		1,652,543	1,652,543
Short-Term Investment Securities	35,999,364	—		—	35,999,364
Repurchase Agreements	—	6,970,000		—	6,970,000

Total Investments at Value	$2,757,996,056	$307,245,890		$38,126,320	$3,103,368,266

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
#	Amount includes $24,718,654 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2021	$8,167,707	$38,494,347	$1,458,535
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	1,302,256
Realized Loss	—	—	—
Change in unrealized appreciation(1)	2,870,857	14,070,956	19,449
Change in unrealized depreciation(1)	(123,465)	(1,151,108)	(1,127,697)
Net Purchases	—	1,863,421	1,552,110
Net Sales	—	—	(1,552,110)
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(4,357,852)	(23,361,086)	—

Balance as of November 30, 2021	$6,557,247	$29,916,530	$1,652,543

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2021 includes:

Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$459,959	$4,060,436	$(139,643)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2021.

(2)

Private Common Stock and Convertible Preferred Securities were converted to Common Stock or Common Lock-up Shares following the Companies’ Direct or IPO listings. Securities are now valued using Level 1 or Level 2 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)#
Common Stocks	$1,569,574	Market Approach	Market Transaction Price*	$6.55 - $118.75 ($96.013)

	$3,754,125	Market Approach	Transaction Price*	$885.0000
			Sales Multiple*	6.95x
			EBITDA Multiple*	23.70x
			Discount for Lack of Marketability	10.0%

	$913,210	Market Approach	Transaction Price*	$136.9300
			Sales Multiple*	20.35x
			Discount for Lack of Marketability	10.0%

	$2,619	Income Approach	Estimated Future Cash Distribution*	$0.05

	$317,719	Market Approach	Market - Earnout Probability of Additional shares*	$7.9802 - $8.5203 ($8.25)

194

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Description	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)#
Convertible Preferred Securities	$22,956,718	Market Approach	Market Transaction Price*	$1.01584 - $118.75($55.8615)

	$6,733,118	Market Approach	Market Transaction Price*	$57.3069
			Sales Multiple*	13.4x
			Discount for Lack of Marketability	10.0%
			Future Dividend Payout Adjustment	1.0% - 2.0% (1.15%)

	$226,694	Market Approach	Sales Multiple*	3.8x
			Gross Profit Multiple*	5.2x
			Discount for Lack of Marketability	10.0%

Escrow and Litigation Trusts	$1,652,543	Income Approach	Estimated Future Cash Distribution*	$0.8000 - $0.9500 ($0.88)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Financial Statements

195

VALIC Company I Small Cap Growth Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	12.5%
Applications Software	6.1
Enterprise Software/Service	5.6
Medical Products	3.3
Energy — Alternate Sources	2.6
Diversified Manufacturing Operations	2.6
Transport — Truck	2.2
Building & Construction Products — Misc.	2.1
Electronic Components — Semiconductors	2.1
Banks — Commercial	2.0
Recreational Centers	1.9
Real Estate Investment Trusts	1.8
Retail — Pet Food & Supplies	1.7
Machinery — Electrical	1.6
Food — Wholesale/Distribution	1.6
Miscellaneous Manufacturing	1.6
Retail — Automobile	1.6
Resorts/Theme Parks	1.5
E-Commerce/Services	1.5
Computer Data Security	1.5
Consumer Products — Misc.	1.4
Retail — Vision Service Center	1.4
Electric Products — Misc.	1.4
Medical — Drugs	1.4
Machinery — General Industrial	1.3
Steel Pipe & Tube	1.3
Computer Software	1.3
Investment Management/Advisor Services	1.3
Computer Services	1.3
Semiconductor Equipment	1.3
Distribution/Wholesale	1.2
Lasers — System/Components	1.2
Auto/Truck Parts & Equipment — Original	1.2
Retail — Restaurants	1.1
Registered Investment Companies	1.0
Diagnostic Kits	1.0
Drug Delivery Systems	1.0
Tools — Hand Held	1.0
Casino Hotels	1.0
E-Commerce/Products	1.0
Disposable Medical Products	1.0
Audio/Video Products	1.0
Aerospace/Defense — Equipment	0.9
Finance — Investment Banker/Broker	0.9
Retail — Floor Coverings	0.9
Medical — Hospitals	0.8
Medical — Generic Drugs	0.8
Medical Instruments	0.8
Software Tools	0.8
Building — Mobile Home/Manufactured Housing	0.7
Internet Application Software	0.7
Commercial Services	0.7
Commercial Services — Finance	0.7
Electronic Measurement Instruments	0.7
Building — Residential/Commercial	0.7
Telecom Equipment — Fiber Optics	0.7
Metal Processors & Fabrication	0.6
Food — Retail	0.6
Web Hosting/Design	0.5
Auto — Cars/Light Trucks	0.5
Schools	0.4
Medical — Outpatient/Home Medical	0.4
Medical Labs & Testing Services	0.3
Physicians Practice Management	0.3
Therapeutics	0.3
Educational Software	0.2
Drug Detection Systems	0.2
Airlines	0.2
Chemicals — Specialty	0.1

Insurance — Property/Casualty	0.1
Finance — Credit Card	0.1
Internet Content — Information/News	0.1
Oil Companies — Exploration & Production	0.1

99.3%

*	Calculated as a percentage of net assets

196

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Aerospace/Defense - Equipment — 0.9%
Hexcel Corp.†	136,488	$7,012,753

Airlines — 0.2%
Frontier Group Holdings, Inc.†	85,361	1,139,569

Applications Software — 6.0%
ACV Auctions, Inc., Class A†	165,687	3,509,251
DigitalOcean Holdings, Inc.†	132,522	13,359,543
Duck Creek Technologies, Inc.†	150,186	4,293,818
Elastic NV†	19,414	3,018,100
Global-E Online, Ltd.†	23,787	1,580,408
JFrog, Ltd.†	97,730	3,123,451
Outset Medical, Inc.†	140,021	6,636,995
ServiceTitan, Inc.†(1)(2)	191	22,722
Smartsheet, Inc., Class A†	130,799	8,371,136
Viant Technology, Inc., Class A†	72,501	710,510

		44,625,934

Audio/Video Products — 1.0%
Sonos, Inc.†	222,946	7,056,241

Auto - Cars/Light Trucks — 0.5%
Rivian Automotive, Inc. Lock-up shares†(2)	33,294	3,787,925

Auto/Truck Parts & Equipment - Original — 1.2%
Fox Factory Holding Corp.†	48,647	8,550,683

Banks - Commercial — 2.0%
First Financial Bankshares, Inc.	179,325	8,951,904
Grasshopper Bancorp, Inc.†(1)(2)	5,208	19,165
Pinnacle Financial Partners, Inc.	64,128	6,118,453

		15,089,522

Banks - Regional — 0.0%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	40,125
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	19,708

		59,833

Building & Construction Products - Misc. — 2.1%
AZEK Co., Inc.†	193,426	7,586,168
Simpson Manufacturing Co., Inc.	69,598	8,028,825

		15,614,993

Building - Mobile Home/Manufactured Housing — 0.7%
Winnebago Industries, Inc.	76,636	5,534,652

Building - Residential/Commercial — 0.7%
Tri Pointe Homes, Inc.†	198,747	4,962,713

Casino Hotels — 1.0%
Boyd Gaming Corp.†	122,931	7,204,986

Cellular Telecom — 0.0%
NII Holdings, Inc.†(1)	3,000	6,420

Chemicals - Specialty — 0.1%
Zymergen, Inc.†	103,465	937,393

Commercial Services — 0.7%
LiveRamp Holdings, Inc.†	84,956	3,986,985
Remitly Global, Inc.†	61,466	1,478,872

		5,465,857

Commercial Services - Finance — 0.7%
Repay Holdings Corp.†	222,163	3,634,587
Toast, Inc., Class A†	5,922	236,821
Toast, Inc., Class B Lock-up shares†(2)	33,563	1,275,075

		5,146,483

Security Description	Shares	Value (Note 2)

Computer Data Security — 1.5%
CyberArk Software, Ltd.†	62,631	$10,825,768

Computer Services — 1.3%
Globant SA†	34,887	9,245,404

Computer Software — 1.2%
Checkr, Inc.†(1)(2)	1,956	105,624
Envestnet, Inc.†	114,568	8,783,929

		8,889,553

Consumer Products - Misc. — 1.4%
Helen of Troy, Ltd.†	43,783	10,529,812

Diagnostic Kits — 1.0%
Natera, Inc.†	79,578	7,278,204

Disposable Medical Products — 1.0%
CONMED Corp.	54,377	7,148,400

Distribution/Wholesale — 1.2%
Leslie’s, Inc.†	120,968	2,535,489
SiteOne Landscape Supply, Inc.†	26,275	6,315,459

		8,850,948

Diversified Manufacturing Operations — 2.6%
Carlisle Cos., Inc.	38,617	8,696,548
ITT, Inc.	107,288	10,147,299

		18,843,847

Drug Delivery Systems — 1.0%
Heron Therapeutics, Inc.†#	364,533	3,444,837
Revance Therapeutics, Inc.†#	279,550	3,824,244

		7,269,081

Drug Detection Systems — 0.2%
Rapid Micro Biosystems, Inc., Class A†	119,865	1,476,737

E-Commerce/Products — 1.0%
1stdibs.com, Inc. Lock-up shares†(2)	3,703	45,345
Figs, Inc., Class A†	89,006	2,958,560
RealReal, Inc.†#	266,920	4,155,944

		7,159,849

E-Commerce/Services — 1.4%
Bumble, Inc., Class A†	135,291	4,635,069
Eventbrite, Inc., Class A†	293,518	4,432,122
MediaAlpha, Inc., Class A†	90,267	1,391,917
Rover Group, Inc. Earnout Shares $16.00†(1)	8,145	855
Rover Group, Inc. Lock-up shares†(2)	9,291	91,089

		10,551,052

Educational Software — 0.2%
Duolingo, Inc.†	13,483	1,485,692

Electric Products - Misc. — 1.4%
Littelfuse, Inc.	34,349	10,252,490

Electronic Components - Semiconductors — 2.1%
Semtech Corp.†	91,550	7,843,088
Wolfspeed, Inc.†	61,938	7,594,838

		15,437,926

Electronic Measurement Instruments — 0.7%
Itron, Inc.†	80,618	4,991,060

Energy - Alternate Sources — 2.6%
Array Technologies, Inc.†	170,395	3,069,666
Fluence Energy, Inc.†	143,347	4,542,667

197

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Shoals Technologies Group, Inc., Class A†	180,382	$5,068,734
SolarEdge Technologies, Inc.†	18,904	6,195,975

		18,877,042

Enterprise Software/Service — 5.6%
Blackline, Inc.†	75,131	8,268,167
Cardlytics, Inc.†#	59,822	4,042,771
Everbridge, Inc.†	67,901	7,701,331
Evolent Health, Inc., Class A†	239,614	6,229,964
ManTech International Corp., Class A	40,090	2,724,115
New Relic, Inc.†	19,818	2,196,429
Paycor HCM, Inc.†	220,591	6,494,199
Plex Systems Holdings, Inc. Escrow†(1)	1,134	1,100
Plex Systems Holdings, Inc. Holdback Shares†(1)	7,941	7,147
Vertex, Inc., Class A†	192,237	3,514,092

		41,179,315

Finance - Credit Card — 0.1%
I3 Verticals, Inc., Class A†	30,889	576,080

Finance - Investment Banker/Broker — 0.9%
Evercore, Inc., Class A	49,633	6,884,097

Food - Retail — 0.6%
Grocery Outlet Holding Corp.†	145,641	4,217,763

Food - Wholesale/Distribution — 1.6%
Performance Food Group Co.†	301,407	12,149,716

Insurance - Property/Casualty — 0.1%
Lemonade, Inc.†#	17,803	880,358

Internet Application Software — 0.7%
Anaplan, Inc.†	128,718	5,510,418

Internet Content - Information/News — 0.1%
Bright Health Group, Inc. Lock-up Shares†(2)	20,157	63,767
Deliveroo PLC†*	126,800	502,264

		566,031

Investment Management/Advisor Services — 1.3%
Focus Financial Partners, Inc., Class A†	150,499	9,261,709

Lasers - System/Components — 1.2%
II-VI, Inc.†#	139,114	8,698,798

Machinery - Electrical — 1.6%
Bloom Energy Corp., Class A†#	220,085	6,047,936
Vertiv Holdings Co.	238,496	6,115,037

		12,162,973

Machinery - General Industrial — 1.3%
Applied Industrial Technologies, Inc.	102,814	9,771,443

Medical Instruments — 0.8%
NuVasive, Inc.†	128,882	6,194,069

Medical Labs & Testing Services — 0.3%
Personalis, Inc.†	189,679	2,570,150

Medical Products — 3.3%
iRhythm Technologies, Inc.†	86,558	9,140,525
Nevro Corp.†	54,028	4,704,758
Shockwave Medical, Inc.†	56,465	10,177,252

		24,022,535

Medical - Biomedical/Gene — 12.4%
ACADIA Pharmaceuticals, Inc.†	152,803	2,933,818
ADC Therapeutics SA†	155,016	3,450,656

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Allogene Therapeutics, Inc.†	81,299	$1,503,218
Amicus Therapeutics, Inc.†	559,635	5,993,691
Apellis Pharmaceuticals, Inc.†	58,280	2,452,422
Arrowhead Pharmaceuticals, Inc.†	120,614	8,449,011
Atara Biotherapeutics, Inc.†	274,554	4,911,771
Avrobio, Inc.†#	193,946	744,753
Berkeley Lights, Inc.†#	70,654	1,474,549
Biohaven Pharmaceutical Holding Co., Ltd.†	62,792	7,047,774
Blueprint Medicines Corp.†	74,443	7,161,417
Bridgebio Pharma, Inc.†#	92,490	3,745,845
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Fate Therapeutics, Inc.†	60,702	3,339,217
Flame Biosciences, Inc.†(1)(2)	3,800	24,890
Generation Bio Co.†	72,431	1,243,640
Halozyme Therapeutics, Inc.†	253,107	8,322,158
Kronos Bio, Inc.†	97,370	1,149,940
REGENXBIO, Inc.†	149,429	4,781,728
Relay Therapeutics, Inc.†	150,871	4,438,625
Restorbio, Inc. CVR†(1)	4,285	0
REVOLUTION Medicines, Inc.†	82,850	2,291,631
Rubius Therapeutics, Inc.†	130,896	1,617,874
Sage Therapeutics, Inc.†	42,470	1,652,508
Sana Biotechnology, Inc.†	86,583	1,645,943
Seer, Inc.†#	55,736	1,243,470
Twist Bioscience Corp.†	76,743	7,328,956
Verve Therapeutics, Inc.†	64,611	2,201,943

		91,151,448

Medical - Drugs — 1.4%
Alector, Inc.†	135,171	2,791,281
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	306,521	5,692,095
PMV Pharmaceuticals Inc†	72,572	1,578,441

		10,061,817

Medical - Generic Drugs — 0.8%
Arvinas, Inc.†	82,064	6,204,859

Medical - Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	110,740	6,220,266

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	20,487	2,861,010

Metal Processors & Fabrication — 0.6%
Xometry, Inc., Class A†#	86,790	4,314,331

Miscellaneous Manufacturing — 1.6%
John Bean Technologies Corp.	63,518	10,021,235
Sight Sciences, Inc.†	87,014	1,822,943

		11,844,178

Oil Companies - Exploration & Production — 0.1%
Venture Global LNG, Inc., Series B†(1)(2)	4	23,801
Venture Global LNG, Inc., Series C†(1)(2)	59	351,060

		374,861

Physicians Practice Management — 0.3%
Accolade, Inc.†	91,376	2,345,622

Real Estate Investment Trusts — 1.8%
CubeSmart	93,736	5,054,245
Terreno Realty Corp.	103,577	7,887,389

		12,941,634

Recreational Centers — 1.9%
Life Time Group Holdings, Inc.†	264,832	5,320,475
Planet Fitness, Inc., Class A†	109,085	8,911,154

		14,231,629

198

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Resorts/Theme Parks — 1.5%
Marriott Vacations Worldwide Corp.	43,656	$6,664,089
Six Flags Entertainment Corp.†	128,330	4,693,028

		11,357,117

Retail - Apparel/Shoe — 0.0%
Allbirds Inc., Class B Lock-up Shares†(2)	11,950	218,422

Retail - Automobile — 1.6%
Lithia Motors, Inc.	17,506	5,100,023
Rush Enterprises, Inc., Class A	125,548	6,397,926

		11,497,949

Retail - Consumer Electronics — 0.0%
Zagg, Inc.†(1)	20,000	6,000

Retail - Floor Coverings — 0.9%
Floor & Decor Holdings, Inc., Class A†	51,659	6,659,362

Retail - Pet Food & Supplies — 1.7%
Freshpet, Inc.†	58,491	6,318,198
Petco Health & Wellness Co., Inc.†#	327,133	6,271,139

		12,589,337

Retail - Restaurants — 1.1%
Texas Roadhouse, Inc.	100,749	8,356,122

Retail - Vision Service Center — 1.4%
National Vision Holdings, Inc.†	218,247	10,484,586

Schools — 0.4%
Bright Horizons Family Solutions, Inc.†	25,849	3,178,135

Semiconductor Equipment — 1.3%
MKS Instruments, Inc.	60,673	9,232,004

Software Tools — 0.8%
Digital Turbine, Inc.†#	112,491	5,968,772

Steel Pipe & Tube — 1.3%
Advanced Drainage Systems, Inc.	76,454	9,458,124

Telecom Equipment - Fiber Optics — 0.7%
Ciena Corp.†	81,027	4,880,256

Therapeutics — 0.3%
G1 Therapeutics, Inc.†#	155,406	2,004,737

Tools - Hand Held — 1.0%
MSA Safety, Inc.	50,425	7,226,911

Transport - Truck — 2.2%
Saia, Inc.†	49,906	16,527,869

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. CVR†(1)	3,000	0

Web Hosting/Design — 0.5%
Q2 Holdings, Inc.†	49,828	4,001,188

Total Common Stocks
(cost $708,082,356)		722,152,823

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Applications Software — 0.1%
Convoy, Inc. Series C†(1)(2)	12,094	199,526
Convoy, Inc. Series D†(1)(2)	7,659	126,357
Haul Hub, Inc. Series B†(1)(2)	2,168	31,609
ServiceTitan, Inc. Series A1†(1)(2)	4	476

Security Description	Shares	Value (Note 2)

Applications Software (continued)
ServiceTitan, Inc. Series D†(1)(2)	1,942	$231,022

		588,990

Auto Components — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	107,640

Computer Software — 0.1%
Checkr, Inc. Series C†(1)(2)	2,998	161,892
Checkr, Inc. Series D†(1)(2)	4,084	220,536

		382,428

E-Commerce/Services — 0.1%
Farmer’s Business Network, Inc. Series C†(1)(2)	8,287	515,102

Enterprise Software/Service — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	168,495
Seismic Software, Inc. Series F†(1)(2)	875	12,623

		181,118

Industrial Automated/Robotic — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	129,952

Medical Products — 0.0%
Kardium, Inc. Series D-6†(1)(2)	58,843	59,775

Medical - Biomedical/Gene — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	145,160
National Resilience, Inc. Series B†(1)(2)	5,496	244,077

		389,237

Retail - Restaurants — 0.0%
Cava Group, Inc. Series E†(1)(2)	6,606	248,584

Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	136,329

Storage/Warehousing — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	61,427

Total Convertible Preferred Securities
(cost $1,354,506)		2,800,582

WARRANTS — 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.†(1)(2) Expires 05/24/2024	1,009	0

Banks - Regional — 0.0%
Dogwood State Bank†(1)(2) Expires 10/12/2028	456	2,198

Total Warrants
(cost $0)		2,198

Total Long-Term Investment Securities
(cost $709,436,862)		724,955,603

199

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(3)(4) (cost $7,418,557)	7,418,557	$7,418,557

TOTAL INVESTMENTS
(cost $716,855,419)(5)	99.3%	732,374,160
Other assets less liabilities	0.7	5,295,635

NET ASSETS	100.0%	$737,669,795

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2021, the aggregate value of these securities was $502,264 representing 0.10% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

1stdibs.com, Inc. Lock-up Shares	02/07/2019	3,703	$55,667	$45,345	$12.25	0.01%
Allbirds, Inc.	10/09/2018	3,110	34,108
Class B Lock-up Shares	10/10/2018	7,860	86,202
	12/21/2018	980	10,748

		11,950	131,058	218,422	18.28	0.03

Bright Health, Inc., Lock-up Shares	09/16/2020	20,157	137,187	63,767	3.16	0.01
Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	105,624	54.00	0.01

Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	40,125	13.13	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	19,708	13.13	0.00
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	24,890	6.55	0.00
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	19,165	3.68	0.00

Rivian Automative, Inc.	12/23/2019	12,194	131,012
Lock-up Shares	07/10/2020	12,772	197,838
	01/19/2021	8,328	306,887

		33,294	635,737	3,787,925	113.77	0.51

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rover Group, Inc.	05/11/2018	7,613	$55,222
Lock-up Shares	05/25/2018	532	3,476
	10/15/2021	1,146	10,045

		9,291	68,743	$91,089	$9.80	$0.01

ServiceTitan, Inc.	11/09/2018	191	5,022	22,722	118.96	0.00
Toast, Inc.	06/27/2018	30,048	104,008
Class B, Lock-up Shares	09/14/2018	545	1,886
	02/14/2020	2,970	26,997

		33,563	132,891	1,275,075	37.99	0.17

Venture Global LNG, Inc.	05/25/2017	28	99,904
Series C	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	351,060	5950.17	0.05

Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	23,801	5,950.09	0.00
Convertible Preferred Securities

Caris Life Sciences, Inc., Series C	08/14/2020	17,921	49,462	145,160	8.10	0.02
Cava Group, Inc., Series E	06/23/2020	6,606	149,692	248,584	37.63	0.03
Checkr, Inc., Series C	04/10/2018	2,998	40,926	161,892	54.00	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	220,536	54.00	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	199,526	16.50	0.03
Convoy, Inc., Series D	10/30/2019	7,659	103,703	126,357	16.50	0.02
Farmer’s Business Network, Inc., Series C	11/03/2017	8,287	153,012	515,102	62.16	0.05
Flexe, Inc., Series C	11/18/2020	4,643	56,492	61,427	13.23	0.05
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,609	14.58	0.00
Honor Tech, Inc., Series D	10/16/2020	43,123	103,844	136,329	3.16	0.02
Kardium, Inc., Series D-6	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc., Series B	10/23/2020	5,496	75,075	244,077	44.41	0.03
Nuro, Inc., Series C	10/30/2020	6,234	81,382	129,952	20.85	0.02
Seismic Software Holdings, Inc., Series E	12/13/2018	11,680	73,632	168,495	14.43	0.02
Seismic Software Holdings, Inc., Series F	09/25/2020	875	7,692	12,623	14.43	0.00
ServiceTitan, Inc., Series A1	11/09/2018	4	105	476	118.96	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	231,022	118.96	0.03
Sila Nanotechnologies, Inc., Series F	01/07/2021	2,608	107,639	107,640	41.27	0.01
Warrants

Dogwood State Bank Expires 05/01/2024	05/06/2019	456	0	2,198	4.82	0.00
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	0	0.00	0.00

				$8,891,498		1.20%

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)

At November 30, 2021, the Fund had loaned securities with a total value of $36,709,213. This was secured by collateral of $7,418,557, which was received in cash and subsequently invested in short-term investments currently valued at $7,418,557 as reported in the Portfolio of Investments. Additional collateral of $30,569,920 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

200

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$138,006
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	466,779
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	275,840
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	2,261,737
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 05/15/2051	27,427,558

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$44,603,212	$—		$22,722	$44,625,934
Auto-Cars/Light Truck	—	3,787,925		—	3,787,925
Banks - Commercial	15,070,357	—		19,165	15,089,522
Banks - Regional	—	—		59,833	59,833
Cellular Telecom	—	—		6,420	6,420
Commercial Services-Finance	3,871,408	1,275,075		—	5,146,483
Computer Software	8,783,929	—		105,624	8,889,553
E-Commerce/Products	7,114,504	45,345		—	7,159,849
E-Commerce/Services	10,459,108	91,089		855	10,551,052
Enterprise Software/Services	41,171,068	—		8,247	41,179,315
Internet Content-Information/News	—	566,031	**	—	566,031
Medical-Biomedical/Gene	91,126,558	—		24,890	91,151,448
Medical-Drugs	10,061,817	—		0	10,061,817
Oil Companies-Exploration & Production	—	—		374,861	374,861
Retail - Apparel/Shoe	—	218,422		—	218,422
Retail - Consumer Electronics	—	—		6,000	6,000
Veterinary Diagnostics	—	—		0	0
Other Industries	483,278,358	—		—	483,278,358
Convertible Preferred Securities	—	—		2,800,582	2,800,582
Warrants	—	—		2,198	2,198
Short-Term Investment Securities	7,418,557	—		—	7,418,557

Total Investments at Value	$722,958,876	$5,983,887		$3,431,397	$732,374,160

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Amount includes $502,264 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

201

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	8.0%
Medical — Biomedical/Gene	7.7
Real Estate Investment Trusts	7.5
Oil Companies — Exploration & Production	2.5
Registered Investment Companies	2.4
Enterprise Software/Service	2.3
Medical Products	2.3
Electronic Components — Semiconductors	2.2
Repurchase Agreements	2.0
Medical — Drugs	1.9
Applications Software	1.4
Retail — Restaurants	1.2
Chemicals — Specialty	1.2
Auto/Truck Parts & Equipment — Original	1.1
Insurance — Property/Casualty	1.0
Human Resources	1.0
Rental Auto/Equipment	1.0
Electric — Integrated	1.0
Building — Residential/Commercial	1.0
Savings & Loans/Thrifts	1.0
Computer Software	0.9
Computer Services	0.9
Machinery — General Industrial	0.9
Investment Management/Advisor Services	0.8
Commercial Services — Finance	0.8
Distribution/Wholesale	0.8
Computer Data Security	0.8
Electronic Components — Misc.	0.8
Semiconductor Equipment	0.8
Building & Construction — Misc.	0.8
Energy — Alternate Sources	0.7
Building & Construction Products — Misc.	0.7
Finance — Investment Banker/Broker	0.7
Commercial Services	0.7
Retail — Apparel/Shoe	0.6
Theaters	0.6
Medical Labs & Testing Services	0.6
Transport — Truck	0.6
Finance — Consumer Loans	0.6
Metal Processors & Fabrication	0.6
Footwear & Related Apparel	0.6
Machinery — Pumps	0.6
Gas — Distribution	0.5
Food — Misc./Diversified	0.5
U.S. Government Treasuries	0.5
Building — Heavy Construction	0.5
Real Estate Management/Services	0.5
E-Commerce/Services	0.5
Oil — Field Services	0.5
Chemicals — Diversified	0.5
Medical Information Systems	0.5
Medical — Hospitals	0.5
Building — Mobile Home/Manufactured Housing	0.4
Diversified Manufacturing Operations	0.4
Insurance — Life/Health	0.4
Food — Wholesale/Distribution	0.4
Transport — Services	0.4
Retail — Automobile	0.4
Schools	0.4
Consumer Products — Misc.	0.4
E-Commerce/Products	0.4
Environmental Consulting & Engineering	0.4
Water	0.4
Aerospace/Defense — Equipment	0.4
Retail — Discount	0.4
Semiconductor Components — Integrated Circuits	0.4
Retail — Regional Department Stores	0.4
Beverages — Non-alcoholic	0.4
Engineering/R&D Services	0.3

Gambling (Non-Hotel)	0.3
Electronic Measurement Instruments	0.3
Networking Products	0.3
Building Products — Doors & Windows	0.3
Airlines	0.3
Machinery — Electrical	0.3
Medical — Outpatient/Home Medical	0.3
Consulting Services	0.3
Casino Services	0.3
Apparel Manufacturers	0.3
Miscellaneous Manufacturing	0.3
Internet Content — Information/News	0.3
Diversified Minerals	0.3
Disposable Medical Products	0.3
Cosmetics & Toiletries	0.3
Satellite Telecom	0.3
Real Estate Operations & Development	0.3
Building Products — Wood	0.3
Medical Instruments	0.3
Retail — Petroleum Products	0.3
Insurance — Reinsurance	0.3
Home Furnishings	0.2
Metal — Aluminum	0.2
Telecommunication Equipment	0.2
Retail — Building Products	0.2
Diagnostic Equipment	0.2
Retail — Sporting Goods	0.2
Computers — Integrated Systems	0.2
Electric Products — Misc.	0.2
Transport — Marine	0.2
Finance — Mortgage Loan/Banker	0.2
Telecom Services	0.2
Data Processing/Management	0.2
Lasers — System/Components	0.2
Water Treatment Systems	0.2
Wire & Cable Products	0.2
Therapeutics	0.2
Steel — Producers	0.2
Medical — Wholesale Drug Distribution	0.2
Insurance Brokers	0.2
Financial Guarantee Insurance	0.2
Building Products — Air & Heating	0.2
Retail — Jewelry	0.2
Batteries/Battery Systems	0.2
Computers — Other	0.2
Wireless Equipment	0.2
Rubber — Tires	0.2
Food — Retail	0.2
Auto — Cars/Light Trucks	0.2
Medical — Nursing Homes	0.2
Internet Security	0.2
Machinery — Construction & Mining	0.2
Medical — Generic Drugs	0.2
Pipelines	0.2
Golf	0.2
Publishing — Newspapers	0.2
Protection/Safety	0.2
Audio/Video Products	0.2
Hotels/Motels	0.2
Communications Software	0.2
Retail — Misc./Diversified	0.2
Transport — Equipment & Leasing	0.2
Software Tools	0.2
Aerospace/Defense	0.2
Auto — Heavy Duty Trucks	0.2
Drug Delivery Systems	0.2
Optical Supplies	0.2
E-Services/Consulting	0.2
Recreational Vehicles	0.2

202

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Machinery — Farming	0.2%
Independent Power Producers	0.2
Diagnostic Kits	0.2
Web Hosting/Design	0.2
Precious Metals	0.2
Coal	0.1
Tobacco	0.1
Oil & Gas Drilling	0.1
Non-Hazardous Waste Disposal	0.1
Medical — HMO	0.1
Banks — Mortgage	0.1
Transport — Air Freight	0.1
Printing — Commercial	0.1
Television	0.1
Office Furnishings — Original	0.1
Retail — Vision Service Center	0.1
Oil Companies — Integrated	0.1
Banks — Super Regional	0.1
Poultry	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Pharmacy Services	0.1
Containers — Metal/Glass	0.1
Gas — Transportation	0.1
Paper & Related Products	0.1
Containers — Paper/Plastic	0.1
Building — Maintenance & Services	0.1
Motion Pictures & Services	0.1
Machine Tools & Related Products	0.1
Firearms & Ammunition	0.1
Computer Aided Design	0.1
Electric — Generation	0.1
Agricultural Operations	0.1
Athletic Equipment	0.1
E-Marketing/Info	0.1
Oil Refining & Marketing	0.1
Internet Connectivity Services	0.1
Cable/Satellite TV	0.1
Appliances	0.1
Professional Sports	0.1
Resorts/Theme Parks	0.1
Advanced Materials	0.1
Electronic Connectors	0.1
Telephone — Integrated	0.1
Security Services	0.1
Publishing — Books	0.1
Machinery — Thermal Process	0.1
Linen Supply & Related Items	0.1
Rubber/Plastic Products	0.1
Dental Supplies & Equipment	0.1
Publishing — Periodicals	0.1
Food — Baking	0.1
Retail — Pawn Shops	0.1
Radio	0.1
Non-Ferrous Metals	0.1
Retail — Home Furnishings	0.1
Internet Financial Services	0.1
Identification Systems	0.1
Hazardous Waste Disposal	0.1
Insurance — Multi-line	0.1
Metal Products — Distribution	0.1
Patient Monitoring Equipment	0.1
Multilevel Direct Selling	0.1
Filtration/Separation Products	0.1
Computers — Voice Recognition	0.1
Finance — Other Services	0.1
Industrial Audio & Video Products	0.1
Retail — Bedding	0.1
Auto Repair Centers	0.1
Retail — Drug Store	0.1

Steel — Specialty	0.1
X-Ray Equipment	0.1
Medical Imaging Systems	0.1
Retail — Office Supplies	0.1
Gold Mining	0.1
Quarrying	0.1
Health Care Cost Containment	0.1
Power Converter/Supply Equipment	0.1
Advertising Sales	0.1
Veterinary Diagnostics	0.1
Recycling	0.1
Cellular Telecom	0.1
Multimedia	0.1
Beverages — Wine/Spirits	0.1
Educational Software	0.1
Circuit Boards	0.1
Vitamins & Nutrition Products	0.1

102.3%

*	Calculated as a percentage of net assets

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Advanced Materials — 0.1%
Haynes International, Inc.	5,572	$223,270
Materion Corp.	9,083	768,967
Meta Materials, Inc.†#	97,667	358,438

		1,350,675

Advertising Sales — 0.1%
Boston Omaha Corp., Class A†	7,867	225,390
Clear Channel Outdoor Holdings, Inc.†	161,905	497,048

		722,438

Advertising Services — 0.0%
Advantage Solutions, Inc.†#	34,057	246,232
Fluent, Inc.†	19,324	35,943
National CineMedia, Inc.	26,794	75,023
Stagwell, Inc.†	27,491	212,230

		569,428

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	10,022	809,377
AerSale Corp.†#	4,029	72,885
Kratos Defense & Security Solutions, Inc.†	54,692	1,077,979
National Presto Industries, Inc.	2,280	186,458

		2,146,699

Aerospace/Defense - Equipment — 0.4%
AAR Corp.†	15,162	495,191
Aerojet Rocketdyne Holdings, Inc.	33,380	1,403,295
Astronics Corp.†	10,881	113,815
Barnes Group, Inc.	21,108	917,143
Ducommun, Inc.†	4,850	206,173
Kaman Corp.	12,317	455,729
Moog, Inc., Class A	12,904	892,570
Park Aerospace Corp.	8,710	112,359
Triumph Group, Inc.†	28,401	476,001

		5,072,276

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,439	182,443
Marrone Bio Innovations, Inc.†#	44,660	31,512

		213,955

Agricultural Operations — 0.1%
Andersons, Inc.	14,024	476,535
AppHarvest, Inc.†#	31,100	155,811
Cadiz, Inc.†#	9,393	38,042
Fresh Del Monte Produce, Inc.	14,959	370,385
Limoneira Co.	6,993	102,238
Tejon Ranch Co.†	9,290	170,007
Vital Farms, Inc.†	10,950	185,164

		1,498,182

Airlines — 0.3%
Allegiant Travel Co.†	6,840	1,184,825
Frontier Group Holdings, Inc.†	15,521	207,205
Hawaiian Holdings, Inc.†	22,541	412,049
Mesa Air Group, Inc.†	15,294	107,976
SkyWest, Inc.†	22,204	869,731
Spirit Airlines, Inc.†	43,838	916,653
Sun Country Airlines Holdings, Inc.†	11,554	316,926

		4,015,365

Apparel Manufacturers — 0.3%
Fossil Group, Inc.†	21,277	254,260
Kontoor Brands, Inc.#	23,124	1,246,846
Oxford Industries, Inc.	7,164	684,448
PLBY Group, Inc.†	10,505	402,867

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Superior Group of Cos., Inc.	5,234	$117,032
Torrid Holdings, Inc.†	5,691	92,593
Urban Outfitters, Inc.†	30,586	968,659

		3,766,705

Appliances — 0.1%
Aterian, Inc.†#	11,570	56,461
Hamilton Beach Brands Holding Co., Class A	3,310	49,650
iRobot Corp.†	12,470	946,598
Snap One Holdings Corp.†	5,919	129,863
Traeger, Inc.†	10,056	129,823
Weber, Inc., Class A†	7,584	102,081

		1,414,476

Applications Software — 1.4%
Agilysys, Inc.†	8,827	384,416
Alkami Technology, Inc.†	3,220	92,382
Appfolio, Inc., Class A†	8,354	1,006,573
Asana, Inc., Class A†	32,969	3,427,128
BigCommerce Holdings, Inc., Series 1†#	21,568	976,383
Brightcove, Inc.†	18,131	174,601
Cerence, Inc.†#	16,870	1,268,287
Digi International, Inc.†	15,053	324,091
DigitalOcean Holdings, Inc.†	22,083	2,226,187
Ebix, Inc.	11,830	361,525
EverCommerce, Inc.†	7,411	120,651
Forian, Inc.†	8,398	72,055
GreenBox POS†#	8,148	42,451
GTY Technology Holdings, Inc.†	14,348	94,410
IBEX Holdings, Ltd.†	2,525	33,393
JFrog, Ltd.†	23,588	753,872
Kaltura, Inc.†	7,761	36,787
MeridianLink, Inc.†	5,642	124,406
Model N, Inc.†	15,827	444,739
ON24, Inc.†	11,990	189,922
Outbrain, Inc.†	3,599	54,309
Outset Medical, Inc.†	20,394	966,676
PDF Solutions, Inc.†	13,229	395,944
Phreesia, Inc.†	21,790	1,256,847
Porch Group, Inc.†	34,374	723,229
Smith Micro Software, Inc.†	20,534	112,526
Sprout Social, Inc., Class A†	19,944	2,227,346
Viant Technology, Inc., Class A†	5,162	50,588

		17,941,724

Athletic Equipment — 0.1%
Clarus Corp.	10,778	284,431
Nautilus, Inc.†	13,433	92,016
Vista Outdoor, Inc.†	25,634	1,119,437

		1,495,884

Audio/Video Products — 0.2%
Daktronics, Inc.†	16,372	79,895
Kopin Corp.†	34,594	180,581
Sonos, Inc.†	53,609	1,696,725
Universal Electronics, Inc.†	5,821	210,720
VOXX International Corp.†	6,938	71,392

		2,239,313

Auto Repair Centers — 0.1%
Monro, Inc.	14,795	828,816

Auto - Cars/Light Trucks — 0.2%
Arcimoto, Inc.†#	12,206	124,867
Canoo, Inc.†#	47,428	567,713
Fisker, Inc.†	72,804	1,557,278

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto - Cars/Light Trucks (continued)
Lordstown Motors Corp., Class A†#	42,854	$200,557

		2,450,415

Auto - Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	7,045	142,591
Hyliion Holdings Corp.†#	52,262	346,497
Nikola Corp.†	100,318	1,025,250
REV Group, Inc.	12,691	199,249
Workhorse Group, Inc.†#	53,813	314,268
XL Fleet Corp.†#	15,578	70,724

		2,098,579

Auto - Truck Trailers — 0.0%
Wabash National Corp.	22,266	371,842

Auto/Truck Parts & Equipment - Original — 1.1%
Adient PLC†	42,231	1,792,706
Aeva Technologies, Inc.†	34,188	340,171
American Axle & Manufacturing Holdings, Inc.†	50,284	445,516
Cooper-Standard Holdings, Inc.†	7,501	173,198
Dana, Inc.	64,811	1,393,436
Dorman Products, Inc.†	11,924	1,323,326
Fox Factory Holding Corp.†	18,833	3,310,276
Gentherm, Inc.†	14,827	1,252,140
Meritor, Inc.†	30,252	765,073
Methode Electronics, Inc.	17,019	756,835
Miller Industries, Inc.	4,946	161,784
Modine Manufacturing Co.†	22,300	231,028
Romeo Power, Inc.†#	56,144	222,330
Shyft Group, Inc.	15,432	750,150
Tenneco, Inc., Class A†	30,330	318,465
Titan International, Inc.†	22,772	156,899
Velodyne Lidar, Inc.†#	33,689	185,963
Visteon Corp.†	12,379	1,311,184

		14,890,480

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	14,289	119,885
Douglas Dynamics, Inc.	10,071	400,322
Motorcar Parts of America, Inc.†	8,368	134,223
Standard Motor Products, Inc.	9,322	466,473
XPEL, Inc.†	8,004	575,407

		1,696,310

B2B/E - Commerce — 0.0%
ePlus, Inc.†	5,932	625,767

Banks - Commercial — 8.0%
1st Source Corp.	7,541	348,771
Alerus Financial Corp.	6,720	202,272
Allegiance Bancshares, Inc.	8,490	343,251
Amalgamated Financial Corp.	6,074	102,772
American National Bankshares, Inc.	4,729	172,987
Ameris Bancorp	29,649	1,443,017
Arrow Financial Corp.	6,159	212,485
Associated Banc-Corp	67,502	1,478,294
Atlantic Capital Bancshares, Inc.†	8,772	245,090
Atlantic Union Bankshares Corp.	34,202	1,111,907
BancFirst Corp.	7,657	487,215
Bancorp, Inc.†	23,328	659,483
Bank First Corp.	2,979	209,215
Bank of Marin Bancorp	7,129	246,949
Bank of N.T. Butterfield & Son, Ltd.	22,369	823,850
BankUnited, Inc.	41,533	1,646,368
Banner Corp.	15,460	885,549
Bar Harbor Bankshares	6,585	188,133

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Blue Foundry Bancorp†	12,494	$182,038
Blue Ridge Bankshares, Inc.	7,733	137,725
Bridgewater Bancshares, Inc.†	9,387	160,424
Bryn Mawr Bank Corp.	8,820	393,372
Business First Bancshares, Inc.	8,530	234,575
Byline Bancorp, Inc.	11,113	288,605
Cadence Bank	83,841	2,449,834
Cambridge Bancorp	3,042	270,069
Camden National Corp.	6,570	301,037
Capital Bancorp, Inc.	3,456	91,826
Capital City Bank Group, Inc.	6,002	159,113
Capstar Financial Holdings, Inc.	9,127	190,115
Carter Bankshares, Inc.†	11,547	167,547
Cathay General Bancorp	33,454	1,402,057
CBTX, Inc.	8,204	228,071
Central Pacific Financial Corp.	12,323	329,887
CIT Group, Inc.	44,263	2,171,543
Citizens & Northern Corp.	6,920	171,201
City Holding Co.	6,772	531,331
Civista Bancshares, Inc.	6,619	155,745
CNB Financial Corp.	7,168	188,877
Coastal Financial Corp.†	4,218	184,453
Columbia Banking System, Inc.	34,916	1,147,340
Community Bank System, Inc.	23,873	1,686,866
Community Trust Bancorp, Inc.	6,934	291,228
ConnectOne Bancorp, Inc.	16,630	540,475
CrossFirst Bankshares, Inc.†	20,790	290,852
Customers Bancorp, Inc.†	13,325	768,053
CVB Financial Corp.	57,624	1,101,195
Dime Community Bancshares, Inc.	15,428	529,180
Eagle Bancorp, Inc.	14,104	794,760
Eastern Bankshares, Inc.	76,584	1,541,636
Enterprise Bancorp, Inc.	4,133	162,923
Enterprise Financial Services Corp.	15,787	732,043
Equity Bancshares, Inc., Class A	6,027	195,998
Farmers National Banc Corp.	13,781	242,408
FB Financial Corp.	14,852	637,151
Fidelity D&D Bancorp, Inc.	1,789	91,257
Financial Institutions, Inc.	6,982	215,046
First Bancorp	15,313	680,510
First Bancorp, Inc.	4,615	139,742
First BanCorp/Puerto Rico	91,640	1,217,896
First Bancshares, Inc.	9,032	350,983
First Bank	6,948	100,538
First Busey Corp.	22,657	582,285
First Commonwealth Financial Corp.	42,554	639,587
First Community Bankshares, Inc.	7,541	246,591
First Financial Bancorp	42,196	970,508
First Financial Bankshares, Inc.	57,903	2,890,518
First Financial Corp.	5,184	225,297
First Foundation, Inc.	17,712	450,239
First Internet Bancorp	4,146	179,563
First Interstate BancSystem, Inc., Class A	18,256	744,845
First Merchants Corp.	24,130	962,546
First Mid Bancshares, Inc.	7,414	311,610
First Midwest Bancorp, Inc.	50,786	1,002,008
First of Long Island Corp.	10,205	213,795
Five Star Bancorp	2,383	70,751
Flagstar Bancorp, Inc.	23,239	1,081,543
Fulton Financial Corp.	70,875	1,119,116
German American Bancorp, Inc.	11,016	431,056
Glacier Bancorp, Inc.	49,139	2,668,248
Great Southern Bancorp, Inc.	4,721	262,629
Great Western Bancorp, Inc.	24,702	828,752
Guaranty Bancshares, Inc.	3,559	130,793

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Hancock Whitney Corp.	38,575	$1,843,113
Hanmi Financial Corp.	13,603	305,659
HarborOne Bancorp, Inc.	22,104	307,025
HBT Financial, Inc.	4,269	76,842
Heartland Financial USA, Inc.	17,971	853,622
Heritage Commerce Corp.	26,057	285,585
Heritage Financial Corp.	15,817	370,592
Hilltop Holdings, Inc.	28,365	965,261
Home BancShares, Inc.	67,999	1,627,216
HomeStreet, Inc.	9,023	445,465
Hope Bancorp, Inc.	53,027	760,937
Horizon Bancorp, Inc.	19,096	370,462
Howard Bancorp, Inc.†	5,875	121,377
Independent Bank Corp.	20,424	1,614,721
Independent Bank Corp.	9,201	207,483
International Bancshares Corp.	23,973	1,007,106
Kearny Financial Corp.	32,562	413,863
Lakeland Bancorp, Inc.	21,800	390,002
Lakeland Financial Corp.#	10,879	768,275
Live Oak Bancshares, Inc.	14,053	1,252,122
Luther Burbank Corp.	6,959	95,965
Macatawa Bank Corp.	11,712	98,615
Mercantile Bank Corp.	6,934	232,844
Merchants Bancorp	4,390	200,228
Meta Financial Group, Inc.	14,018	837,856
Metrocity Bankshares, Inc.	8,465	227,708
Metropolitan Bank Holding Corp.†	3,427	325,325
Mid Penn Bancorp, Inc.#	6,324	198,953
Midland States Bancorp, Inc.	9,681	230,408
MidWestOne Financial Group, Inc.	6,456	198,845
MVB Financial Corp.	4,458	183,090
NBT Bancorp, Inc.	18,811	679,265
Nicolet Bankshares, Inc.†	4,787	341,361
Northrim BanCorp, Inc.	2,702	109,566
OFG Bancorp	22,660	546,106
Old National Bancorp	73,680	1,301,189
Old Second Bancorp, Inc.	12,372	152,794
Origin Bancorp, Inc.	9,865	416,204
Orrstown Financial Services, Inc.	4,860	113,724
Park National Corp.	6,419	835,048
PCSB Financial Corp.	5,988	108,982
Peapack-Gladstone Financial Corp.	8,085	267,452
Peoples Bancorp, Inc.	11,306	348,677
Peoples Financial Services Corp.	3,127	148,188
Pioneer Bancorp, Inc.†	5,179	64,634
Preferred Bank	6,147	418,918
Premier Financial Corp.	16,494	484,924
Primis Financial Corp.	10,754	164,321
Provident Bancorp, Inc.	6,846	123,981
QCR Holdings, Inc.	6,860	370,028
RBB Bancorp	6,273	153,438
Red River Bancshares, Inc.	2,020	106,656
Reliant Bancorp, Inc.	6,791	225,937
Renasant Corp.	24,634	897,417
Republic Bancorp, Inc., Class A	4,197	215,012
Republic First Bancorp, Inc.†	19,932	67,370
S&T Bancorp, Inc.	17,280	516,845
Sandy Spring Bancorp, Inc.	20,678	970,418
Seacoast Banking Corp. of Florida	24,337	821,860
ServisFirst Bancshares, Inc.	22,259	1,789,401
Sierra Bancorp	6,260	157,627
Silvergate Capital Corp., Class A†	10,907	2,230,263
Simmons First National Corp., Class A	47,885	1,393,932
SmartFinancial, Inc.	6,171	158,410
South Plains Financial, Inc.	4,736	118,400

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
SouthState Corp.	31,142	$2,433,436
Southern First Bancshares, Inc.†	3,319	194,261
Southside Bancshares, Inc.	13,893	566,140
Spirit of Texas Bancshares, Inc.	5,711	158,766
Stock Yards Bancorp, Inc.	10,739	642,514
Summit Financial Group, Inc.	5,106	127,650
Texas Capital Bancshares, Inc.†	22,610	1,273,395
Tompkins Financial Corp.	6,297	492,173
Towne Bank	29,943	915,956
TriCo Bancshares	12,288	518,062
TriState Capital Holdings, Inc.†	12,901	385,869
Triumph Bancorp, Inc.†	10,492	1,336,156
TrustCo Bank Corp.	8,423	275,095
Trustmark Corp.	27,718	848,448
UMB Financial Corp.	19,524	1,963,724
United Bankshares, Inc.	55,714	1,990,661
United Community Banks, Inc.	38,797	1,329,573
Univest Financial Corp.	12,894	355,488
Valley National Bancorp	178,591	2,400,263
Veritex Holdings, Inc.	21,206	840,394
Washington Trust Bancorp, Inc.	7,631	410,548
WesBanco, Inc.	28,294	920,970
West BanCorp, Inc.	7,166	222,361
Westamerica BanCorp	11,614	624,601

		105,528,830

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	13,038	1,834,316

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	16,780	1,165,035
National Bank Holdings Corp., Class A	13,172	561,391

		1,726,426

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	30,348	1,128,642
EnerSys	19,119	1,416,527

		2,545,169

Beverages - Non-alcoholic — 0.4%
Celsius Holdings, Inc.†	24,042	1,644,713
Coca-Cola Consolidated, Inc.	2,096	1,195,915
National Beverage Corp.†	10,471	543,864
NewAge, Inc.†	59,965	67,760
Primo Water Corp.	70,117	1,165,345
Zevia PBC, Class A†	4,573	34,983

		4,652,580

Beverages - Wine/Spirits — 0.1%
Duckhorn Portfolio, Inc.†	8,997	172,832
MGP Ingredients, Inc.#	6,319	492,756

		665,588

Broadcast Services/Program — 0.0%
CuriosityStream, Inc.†	11,599	84,093
Hemisphere Media Group, Inc.†	7,215	54,834

		138,927

Building & Construction Products - Misc. — 0.7%
American Woodmark Corp.†	7,483	461,252
Caesarstone, Ltd.	10,082	112,616
Forterra, Inc.†	12,975	308,675
Gibraltar Industries, Inc.†	14,627	993,173
Patrick Industries, Inc.	10,127	807,831
Simpson Manufacturing Co., Inc.	19,424	2,240,753
Summit Materials, Inc., Class A†	52,941	1,974,699

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction Products - Misc. (continued)
Zurn Water Solutions Corp.	54,103	$1,896,310

		8,795,309

Building & Construction - Misc. — 0.8%
Comfort Systems USA, Inc.	15,895	1,507,959
Concrete Pumping Holdings, Inc.†#	11,502	93,971
EMCOR Group, Inc.	23,764	2,835,996
IES Holdings, Inc.†	3,860	185,241
INNOVATE Corp.†#	21,109	80,425
Latham Group, Inc.†	10,347	266,642
MYR Group, Inc.†	7,361	814,936
NV5 Global, Inc.†	5,881	773,352
WillScot Mobile Mini Holdings Corp.†	93,238	3,551,436

		10,109,958

Building Products - Air & Heating — 0.2%
AAON, Inc.	18,696	1,458,288
SPX Corp.†	19,552	1,136,949

		2,595,237

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	11,280	465,864
Cornerstone Building Brands, Inc.†	24,408	383,694
Griffon Corp.	20,720	545,143
JELD-WEN Holding, Inc.†	37,450	907,414
Masonite International Corp.†	10,760	1,151,320
PGT Innovations, Inc.†	25,695	527,775
View, Inc.†#	43,736	184,566

		4,165,776

Building Products - Wood — 0.3%
Boise Cascade Co.	17,560	1,138,415
UFP Industries, Inc.	26,846	2,235,735

		3,374,150

Building - Heavy Construction — 0.5%
Arcosa, Inc.	21,602	1,105,374
Construction Partners, Inc., Class A†	12,977	448,226
Dycom Industries, Inc.†	13,324	1,245,528
Granite Construction, Inc.	20,398	793,074
Great Lakes Dredge & Dock Corp.†	28,871	426,713
Primoris Services Corp.	23,844	534,582
Southwest Gas Holdings, Inc.	26,363	1,734,949
Sterling Construction Co., Inc.†	12,402	319,600
Tutor Perini Corp.†	18,394	236,547

		6,844,593

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	30,041	1,351,845
BrightView Holdings, Inc.†	18,256	248,282

		1,600,127

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	4,117	1,224,766
LCI Industries	11,051	1,682,736
Skyline Champion Corp.†	23,422	1,832,772
Winnebago Industries, Inc.	14,423	1,041,629

		5,781,903

Building - Residential/Commercial — 1.0%
Beazer Homes USA, Inc.†	13,055	256,400
Century Communities, Inc.	13,385	951,272
Forestar Group, Inc.†	7,604	150,711
Green Brick Partners, Inc.†	13,705	341,940
Hovnanian Enterprises, Inc., Class A†	2,281	217,858
Installed Building Products, Inc.	10,578	1,365,514

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
KB Home	37,319	$1,492,387
Landsea Homes Corp.†	4,788	36,341
LGI Homes, Inc.†	9,765	1,402,840
M/I Homes, Inc.†	12,740	712,039
MDC Holdings, Inc.	25,494	1,219,633
Meritage Homes Corp.†	16,712	1,886,116
Taylor Morrison Home Corp.†	54,387	1,689,260
Tri Pointe Homes, Inc.†	50,381	1,258,014

		12,980,325

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	18,651	211,875
Liberty Latin America, Ltd., Class C†	68,901	774,447
WideOpenWest, Inc.†	23,368	434,645

		1,420,967

Casino Hotels — 0.0%
Century Casinos, Inc.†	12,142	158,453
Full House Resorts, Inc.†	14,584	130,673

		289,126

Casino Services — 0.3%
Accel Entertainment, Inc.†	25,108	319,625
Everi Holdings, Inc.†	38,092	790,028
Scientific Games Corp.†	42,873	2,740,442

		3,850,095

Cellular Telecom — 0.1%
IDT Corp., Class B†	8,925	484,449
United States Cellular Corp.†	6,902	200,917

		685,366

Chemicals - Diversified — 0.5%
AdvanSix, Inc.	12,175	551,406
Codexis, Inc.†	26,834	931,408
Innospec, Inc.	10,936	888,003
Koppers Holdings, Inc.†	9,257	279,561
Orion Engineered Carbons SA†	27,016	474,131
Quaker Houghton	6,013	1,370,062
Stepan Co.	9,610	1,083,143
Trinseo PLC	17,352	819,535

		6,397,249

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	27,545	150,947
Unifi, Inc.†	5,914	120,468

		271,415

Chemicals - Other — 0.0%
American Vanguard Corp.	13,075	187,103

Chemicals - Specialty — 1.2%
Amyris, Inc.†#	76,208	522,787
Balchem Corp.	14,376	2,271,408
Cabot Corp.	25,019	1,312,997
Danimer Scientific, Inc.†#	29,684	395,985
Ecovyst, Inc.	22,891	219,067
Ferro Corp.†	36,628	773,583
GCP Applied Technologies, Inc.†	21,934	511,940
H.B. Fuller Co.	23,248	1,700,824
Hawkins, Inc.	8,566	284,220
Ingevity Corp.†	17,717	1,274,029
Kraton Corp.†	14,009	645,254
Minerals Technologies, Inc.	14,988	984,262
Oil-Dri Corp. of America	2,324	77,389
Rogers Corp.†	8,343	2,274,469

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty (continued)
Sensient Technologies Corp.	18,857	$1,834,597
Tronox Holdings PLC, Class A	51,097	1,123,623
Valhi, Inc.	1,074	28,332
Zymergen, Inc.†#	8,345	75,606

		16,310,372

Circuit Boards — 0.1%
TTM Technologies, Inc.†	47,762	658,160

Coal — 0.1%
Arch Resources, Inc.#	6,740	522,283
CONSOL Energy, Inc.†	15,271	335,198
Peabody Energy Corp.†	35,897	357,534
SunCoke Energy, Inc.	37,064	225,720
Warrior Met Coal, Inc.	22,947	493,131

		1,933,866

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	9,925	138,950

Commercial Services — 0.7%
API Group Corp.†	88,339	2,059,182
Emerald Holding, Inc.†	10,666	42,131
European Wax Center, Inc., Class A†	4,530	122,174
Forrester Research, Inc.†	5,031	283,950
John Wiley & Sons, Inc., Class A	19,238	999,991
LiveRamp Holdings, Inc.†	29,455	1,382,323
Medifast, Inc.	5,192	1,068,202
National Research Corp.	6,233	249,632
Progyny, Inc.†	28,123	1,427,805
SP Plus Corp.†	10,314	279,612
Team, Inc.†	11,748	15,860
Transcat, Inc.†	3,153	280,522
WW International, Inc.†	23,477	394,883

		8,606,267

Commercial Services - Finance — 0.8%
Cass Information Systems, Inc.	6,345	254,815
CBIZ, Inc.†	22,306	803,685
EVERTEC, Inc.	27,002	1,133,814
Evo Payments, Inc., Class A†	21,120	449,645
Green Dot Corp., Class A†	23,842	855,928
GreenSky, Inc., Class A†	31,990	362,767
HealthEquity, Inc.†	36,468	1,994,070
Marathon Digital Holdings, Inc.†#	42,558	2,173,437
MoneyGram International, Inc.†	39,919	236,720
Multiplan Corp.†#	101,217	408,917
Paya Holdings, Inc.†	36,649	236,019
Priority Technology Holdings, Inc.†	4,448	28,734
Repay Holdings Corp.†	38,616	631,758
Riot Blockchain, Inc.†	37,585	1,404,551

		10,974,860

Communications Software — 0.2%
8x8, Inc.†	49,463	1,065,928
Avaya Holdings Corp.†	36,791	716,321
Consensus Cloud Solutions, Inc.†	6,458	404,529

		2,186,778

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†#	20,617	1,534,936

Computer Data Security — 0.8%
OneSpan, Inc.†	15,700	268,313
Ping Identity Holding Corp.†#	26,595	633,227
Qualys, Inc.†	15,199	1,980,278
Rapid7, Inc.†	24,778	3,073,959

Security Description	Shares	Value (Note 2)

Computer Data Security (continued)
SecureWorks Corp., Class A†	4,449	$79,014
Tenable Holdings, Inc.†	40,450	1,998,230
Varonis Systems, Inc.†	47,215	2,446,209

		10,479,230

Computer Services — 0.9%
Conduent, Inc.†	74,686	376,417
ExlService Holdings, Inc.†	14,641	1,901,427
Grid Dynamics Holdings, Inc.†	18,785	736,936
Insight Enterprises, Inc.†	15,377	1,516,480
Integral Ad Science Holding Corp.†	7,568	169,826
KBR, Inc.	63,043	2,773,892
MAXIMUS, Inc.	27,343	2,063,029
PAE, Inc.†	30,953	307,054
Parsons Corp.†	11,734	389,451
Rimini Street, Inc.†#	19,547	129,206
StarTek, Inc.†	7,503	30,162
TTEC Holdings, Inc.	8,242	695,542
Unisys Corp.†	29,265	531,452

		11,620,874

Computer Software — 0.9%
Avid Technology, Inc.†	16,118	516,743
Bandwidth, Inc., Class A†	10,298	737,955
Box, Inc., Class A†	63,540	1,487,471
BTRS Holdings, Inc.†	28,850	215,221
CS Disco, Inc.†	5,765	211,576
Envestnet, Inc.†	24,222	1,857,101
Rackspace Technology, Inc.†#	24,317	346,760
Simulations Plus, Inc.#	6,819	320,288
Sumo Logic, Inc.†	38,244	540,770
Upland Software, Inc.†	12,883	252,249
Veritone, Inc.†	12,662	324,654
Verra Mobility Corp.†#	59,776	860,177
Xperi Holding Corp.	46,794	838,548
Yext, Inc.†	49,516	478,325
Ziff Davis, Inc.†	19,376	2,206,345
Zuora, Inc., Class A†	49,699	984,537

		12,178,720

Computers - Integrated Systems — 0.2%
Cantaloupe, Inc.†	25,976	234,303
Diebold Nixdorf, Inc.†	32,080	260,169
NetScout Systems, Inc.†	31,286	935,451
PAR Technology Corp.†#	10,864	568,948
Super Micro Computer, Inc.†	19,244	796,702
Telos Corp.†	17,798	280,318

		3,075,891

Computers - Memory Devices — 0.0%
Quantum Corp.†	25,581	139,928

Computers - Other — 0.2%
3D Systems Corp.†	54,126	1,232,990
Corsair Gaming, Inc.†#	12,199	273,258
Desktop Metal, Inc.†#	83,485	544,322
PlayAGS, Inc.†	12,247	88,179
Rekor Systems, Inc.†	13,988	93,999
Vuzix Corp.†#	26,161	281,754

		2,514,502

Computers - Periphery Equipment — 0.0%
iCAD, Inc.†	9,759	71,924
Mitek Systems, Inc.†	19,129	327,680

		399,604

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Voice Recognition — 0.1%
Vocera Communications, Inc.†	15,375	$896,977

Consulting Services — 0.3%
Acacia Research Corp.†	21,855	107,089
CRA International, Inc.	3,171	291,954
Franklin Covey Co.†	5,558	244,441
Hackett Group, Inc.	10,950	224,037
HireQuest, Inc.	2,266	51,665
Huron Consulting Group, Inc.†	9,967	455,392
ICF International, Inc.	8,247	797,815
Kelly Services, Inc., Class A	15,696	264,634
R1 RCM, Inc.†	52,963	1,261,579
Vectrus, Inc.†	5,139	215,016

		3,913,622

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co.†	4,392	211,606
Central Garden & Pet Co., Class A†	18,040	782,034
Helen of Troy, Ltd.†	10,746	2,584,413
Quanex Building Products Corp.	14,935	319,161
WD-40 Co.	6,091	1,366,516

		5,263,730

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	11,500	697,820
Greif, Inc., Class B	2,644	156,445
O-I Glass, Inc.†	70,440	779,771

		1,634,036

Containers - Paper/Plastic — 0.1%
Karat Packaging, Inc.†	2,043	44,926
Matthews International Corp., Class A	13,794	478,238
Pactiv Evergreen, Inc.	19,176	237,974
TriMas Corp.	19,268	638,156
UFP Technologies, Inc.†	3,086	206,361

		1,605,655

Cosmetics & Toiletries — 0.3%
Beauty Health Co.†	38,878	1,009,273
e.l.f. Beauty, Inc.†	21,482	647,038
Edgewell Personal Care Co.	24,215	1,028,169
Honest Co., Inc.†#	11,070	94,537
Inter Parfums, Inc.	7,971	700,093
Revlon, Inc., Class A†	3,159	35,918

		3,515,028

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	13,679	191,643

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	19,736	884,963
CommVault Systems, Inc.†	20,432	1,284,764
CSG Systems International, Inc.	14,513	764,980

		2,934,707

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	38,203	1,202,248

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†#	14,705	73,525
Bionano Genomics, Inc.†#	125,391	490,279
Neogen Corp.†	47,992	1,925,919
Quanterix Corp.†	13,756	549,827
Quotient, Ltd.†#	34,979	74,156
Sera Prognostics, Inc., Class A†	2,109	22,355

		3,136,061

Security Description	Shares	Value (Note 2)

Diagnostic Kits — 0.2%
Aspira Women’s Health, Inc.†	32,407	$67,407
Celcuity, Inc.†	4,310	65,081
DermTech, Inc.†#	10,820	217,266
Meridian Bioscience, Inc.†	19,010	378,489
OraSure Technologies, Inc.†	31,894	297,571
Ortho Clinical Diagnostics Holdings PLC†	49,345	944,463

		1,970,277

Direct Marketing — 0.0%
Quotient Technology, Inc.†	39,623	277,757

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	10,881	415,219
CONMED Corp.	12,945	1,701,750
Merit Medical Systems, Inc.†	22,883	1,438,425
Utah Medical Products, Inc.	1,527	170,352

		3,725,746

Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	3,892	269,521
Avient Corp.	40,588	2,232,746
EVI Industries, Inc.†	2,547	86,929
G-III Apparel Group, Ltd.†	19,677	583,226
Global Industrial Co.	5,677	227,421
H&E Equipment Services, Inc.	14,338	603,630
Ideanomics, Inc.†#	184,989	297,832
KAR Auction Services, Inc.†	53,000	794,470
Resideo Technologies, Inc.†	64,462	1,681,814
ScanSource, Inc.†	11,218	350,562
Titan Machinery, Inc.†	8,637	287,094
Veritiv Corp.†	6,540	824,302
VSE Corp.	4,718	258,263
WESCO International, Inc.†	19,852	2,464,229

		10,962,039

Diversified Manufacturing Operations — 0.4%
Chase Corp.	3,315	326,826
Enerpac Tool Group Corp.	26,938	568,661
EnPro Industries, Inc.	9,204	938,808
Fabrinet†	16,483	1,822,360
Federal Signal Corp.	26,865	1,139,882
NL Industries, Inc.	3,731	22,946
Trinity Industries, Inc.	35,133	931,025

		5,750,508

Diversified Minerals — 0.3%
Livent Corp.†	72,238	2,188,089
MP Materials Corp.†	32,522	1,429,017
United States Lime & Minerals, Inc.	922	109,856

		3,726,962

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	9,052	382,990

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	74,410	240,344
BioDelivery Sciences International, Inc.†	41,516	115,414
Heron Therapeutics, Inc.†#	41,183	389,179
Oramed Pharmaceuticals, Inc.†	13,512	259,701
Revance Therapeutics, Inc.†	31,290	428,047
Senseonics Holdings, Inc.†#	192,675	605,000

		2,037,685

Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	3,563	43,896

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products — 0.4%
1-800-Flowers.com, Inc., Class A†	11,882	$353,846
1stdibs.com, Inc.†	3,003	38,709
CarParts.com, Inc.†	21,795	269,604
Lands’ End, Inc.†	6,396	147,172
Liquidity Services, Inc.†	11,820	267,959
Overstock.com, Inc.†#	19,166	1,710,757
RealReal, Inc.†	35,053	545,775
Revolve Group, Inc.†	16,009	1,219,406
Stitch Fix, Inc., Class A†	26,341	655,891

		5,209,119

E-Commerce/Services — 0.5%
Cargurus, Inc.†	42,079	1,577,963
Cars.com, Inc.†	30,511	508,923
ChannelAdvisor Corp.†	13,017	325,555
Eventbrite, Inc., Class A†	33,460	505,246
EverQuote, Inc., Class A†	8,539	112,544
Groupon, Inc.†#	10,508	217,095
HyreCar, Inc.†#	7,814	41,414
MediaAlpha, Inc., Class A†	9,455	145,796
Shutterstock, Inc.	10,432	1,189,352
TrueCar, Inc.†	42,496	139,812
Upwork, Inc.†	52,602	1,959,951

		6,723,651

E-Marketing/Info — 0.1%
comScore, Inc.†	31,213	108,309
Digital Media Solutions, Inc., Class A†	1,441	6,513
Magnite, Inc.†#	57,890	1,020,601
QuinStreet, Inc.†	22,128	338,780

		1,474,203

E-Services/Consulting — 0.2%
Perficient, Inc.†	14,511	1,988,442

Educational Software — 0.1%
Genius Brands International, Inc.†#	125,818	156,014
Instructure Holdings, Inc.†	5,342	118,967
PowerSchool Holdings, Inc., Class A†	19,199	384,940

		659,921

Electric Products - Misc. — 0.2%
nLight, Inc.†	18,961	471,939
Novanta, Inc.†	15,730	2,539,609

		3,011,548

Electric - Distribution — 0.0%
Unitil Corp.	6,956	288,257
Via Renewables, Inc.#	5,343	59,681

		347,938

Electric - Generation — 0.1%
Ormat Technologies, Inc.#	20,206	1,525,553

Electric - Integrated — 1.0%
ALLETE, Inc.	23,407	1,372,352
Ameresco, Inc., Class A†	13,776	1,244,386
Avista Corp.	30,916	1,190,575
Black Hills Corp.	28,112	1,802,542
MGE Energy, Inc.	16,241	1,178,934
NorthWestern Corp.#	23,067	1,275,605
Otter Tail Corp.	18,345	1,199,580
PNM Resources, Inc.	38,172	1,879,589
Portland General Electric Co.	40,130	1,953,127

		13,096,690

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. — 0.8%
Advanced Energy Industries, Inc.	17,154	$1,504,234
Atkore, Inc.†	20,557	2,189,321
Benchmark Electronics, Inc.	15,956	376,243
Comtech Telecommunications Corp.	11,367	288,608
Kimball Electronics, Inc.†	10,731	227,712
Knowles Corp.†	39,681	861,871
MicroVision, Inc.†#	73,273	518,773
NVE Corp.	2,124	142,882
OSI Systems, Inc.†	7,552	686,703
Plexus Corp.†	12,472	1,049,394
Sanmina Corp.†	28,636	1,046,359
Vishay Intertechnology, Inc.	59,447	1,210,935
Vishay Precision Group, Inc.†	5,541	190,223

		10,293,258

Electronic Components - Semiconductors — 2.2%
Alpha & Omega Semiconductor, Ltd.†	9,413	462,367
Ambarella, Inc.†	15,581	2,797,101
Amkor Technology, Inc.	45,512	981,239
Atomera, Inc.†#	9,050	218,014
AXT, Inc.†	17,799	146,308
CEVA, Inc.†	10,041	442,808
CTS Corp.	14,232	495,843
Diodes, Inc.†	19,436	2,067,019
DSP Group, Inc.†	10,055	221,109
EMCORE Corp.†	16,281	119,991
Impinj, Inc.†	8,319	623,675
Lattice Semiconductor Corp.†	60,505	4,594,145
MACOM Technology Solutions Holdings, Inc.†	21,708	1,561,022
Ouster, Inc.†	12,944	88,019
Photronics, Inc.†	26,865	354,887
Rambus, Inc.†	48,361	1,300,911
Semtech Corp.†	28,835	2,470,294
Silicon Laboratories, Inc.†	19,799	3,885,950
SiTime Corp.†	6,582	1,964,595
SMART Global Holdings, Inc.†	7,811	445,383
Synaptics, Inc.†	15,733	4,440,482

		29,681,162

Electronic Connectors — 0.1%
Vicor Corp.†	9,408	1,349,672

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	13,021	1,332,830
FARO Technologies, Inc.†	8,108	563,182
Itron, Inc.†	20,168	1,248,601
Luna Innovations, Inc.†	13,755	115,129
Mesa Laboratories, Inc.	2,213	683,352
Stoneridge, Inc.†	11,630	253,883

		4,196,977

Electronic Security Devices — 0.0%
Identiv, Inc.†	9,487	218,106
Napco Security Technologies, Inc.†	6,463	300,336

		518,442

Energy - Alternate Sources — 0.7%
Advent Technologies Holdings, Inc.†	7,010	53,697
Aemetis, Inc.†	12,052	226,096
Alto Ingredients, Inc.†	31,880	166,095
Array Technologies, Inc.†	56,940	1,025,774
Beam Global†	3,920	104,037
Cleanspark, Inc.†#	14,884	264,637
Eos Energy Enterprises, Inc.†	19,157	190,612
FuelCell Energy, Inc.†#	144,963	1,258,279
FutureFuel Corp.	11,521	86,868

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Gevo, Inc.†	87,012	$500,319
Green Plains, Inc.†	21,278	822,395
Renewable Energy Group, Inc.†	19,961	953,737
REX American Resources Corp.†	2,367	215,397
Stem, Inc.†	21,610	458,564
Sunnova Energy International, Inc.†	38,366	1,418,391
SunPower Corp.†#	35,657	1,021,573
TPI Composites, Inc.†	16,156	288,061

		9,054,532

Engineering/R&D Services — 0.3%
908 Devices, Inc.†	5,763	138,312
Atlas Technical Consultants, Inc.†	6,226	57,092
Exponent, Inc.	23,154	2,697,441
Fluor Corp.†	63,322	1,400,050
Infrastructure and Energy Alternatives, Inc.†	12,228	115,677
Iteris, Inc.†	18,880	85,715
Mistras Group, Inc.†	8,903	70,957

		4,565,244

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	52,603	1,532,851
American Software, Inc., Class A	14,015	319,542
Appian Corp.†	17,536	1,303,802
Benefitfocus, Inc.†#	11,133	111,998
Blackbaud, Inc.†	21,576	1,628,125
Blackline, Inc.†	23,917	2,632,066
Cardlytics, Inc.†#	14,253	963,218
Daily Journal Corp.†	539	196,369
Digimarc Corp.†#	5,679	243,629
Domo, Inc., Class B†	12,286	888,892
Donnelley Financial Solutions, Inc.†	13,133	613,574
E2open Parent Holdings, Inc.†	72,345	881,162
eGain Corp.†	9,112	95,676
Evolent Health, Inc., Class A†	34,553	898,378
Inseego Corp.†#	37,159	240,047
Intapp, Inc.†	4,488	122,926
Intelligent Systems Corp.†#	3,233	131,130
LivePerson, Inc.†	28,902	1,117,351
ManTech International Corp., Class A	12,225	830,689
MicroStrategy, Inc., Class A†	3,500	2,525,005
Momentive Global, Inc.†	57,856	1,181,998
PagerDuty, Inc.†	35,989	1,275,810
Progress Software Corp.	19,604	949,814
PROS Holdings, Inc.†	17,820	647,222
SailPoint Technologies Holding, Inc.†	40,793	2,145,304
Sapiens International Corp. NV	13,789	489,096
SPS Commerce, Inc.†	16,086	2,267,965
Verint Systems, Inc.†	28,724	1,366,975
Workiva, Inc.†	19,089	2,662,343

		30,262,957

Environmental Consulting & Engineering — 0.4%
Montrose Environmental Group, Inc.†	10,313	755,221
Tetra Tech, Inc.	24,042	4,440,077

		5,195,298

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	11,402	931,999

Finance - Commercial — 0.0%
Marlin Business Services Corp.	3,620	83,079

Finance - Consumer Loans — 0.6%
Curo Group Holdings Corp.	9,392	155,813
Encore Capital Group, Inc.†	13,445	784,381

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans (continued)
Enova International, Inc.†	16,174	$616,553
EZCORP, Inc., Class A†	21,974	162,608
International Money Express, Inc.†	14,272	215,650
LendingClub Corp.†	43,620	1,427,246
LendingTree, Inc.†	5,181	587,422
Navient Corp.	73,465	1,449,464
Nelnet, Inc., Class A	7,568	652,362
Ocwen Financial Corp.†	3,642	116,107
PRA Group, Inc.†	20,245	859,603
Regional Management Corp.	3,549	200,731
World Acceptance Corp.†	1,928	396,050

		7,623,990

Finance - Credit Card — 0.0%
Atlanticus Holdings Corp.†	2,383	141,622
I3 Verticals, Inc., Class A†	9,533	177,790

		319,412

Finance - Investment Banker/Broker — 0.7%
Amerant Bancorp, Inc.†	12,038	338,870
B. Riley Financial, Inc.	9,017	698,186
Cowen, Inc., Class A	12,506	442,462
Diamond Hill Investment Group, Inc.	1,354	260,090
Greenhill & Co., Inc.	6,419	109,508
Houlihan Lokey, Inc.	22,776	2,472,107
Moelis & Co., Class A	27,272	1,672,046
Oppenheimer Holdings, Inc., Class A	4,117	201,898
Piper Sandler Cos.	7,800	1,292,850
PJT Partners, Inc., Class A	10,715	815,197
StoneX Group, Inc.†	7,483	420,358

		8,723,572

Finance - Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	4,077	496,252
Finance of America Cos., Inc., Class A†	15,647	64,153
Home Point Capital, Inc.#	3,261	12,555
Mr. Cooper Group, Inc.†	31,627	1,241,992
Oportun Financial Corp.†	9,296	199,585
PennyMac Financial Services, Inc.	14,643	927,341
Velocity Financial, Inc.†	3,823	46,182

		2,988,060

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	147,854	660,907
Flywire Corp.†	5,401	219,497

		880,404

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	21,374	251,358
NMI Holdings, Inc., Class A†	37,433	733,687
Radian Group, Inc.	83,133	1,693,419

		2,678,464

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	6,284	148,239
AMMO, Inc.†#	38,383	237,975
Byrna Technologies, Inc.†	8,220	120,998
Smith & Wesson Brands, Inc.	21,369	486,145
Sturm Ruger & Co., Inc.#	7,658	549,002

		1,542,359

Fisheries — 0.0%
AquaBounty Technologies, Inc.†#	23,394	61,292

Food - Baking — 0.1%
Hostess Brands, Inc.†	58,411	992,403

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Baking (continued)
Krispy Kreme, Inc.	9,791	$142,459

		1,134,862

Food - Canned — 0.0%
Landec Corp.†	11,658	92,681
Seneca Foods Corp., Class A†	2,819	120,400

		213,081

Food - Catering — 0.0%
Healthcare Services Group, Inc.	33,419	584,833

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	6,934	218,074
Utz Brands, Inc.#	25,509	359,932

		578,006

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,268	78,033

Food - Misc./Diversified — 0.5%
B&G Foods, Inc.	28,557	860,423
BellRing Brands, Inc., Class A†	17,755	382,088
Cal-Maine Foods, Inc.	15,907	573,607
J&J Snack Foods Corp.	6,573	897,740
John B. Sanfilippo & Son, Inc.	3,958	326,139
Lancaster Colony Corp.	8,465	1,237,583
Simply Good Foods Co.†	37,956	1,403,233
Tattooed Chef, Inc.†#	21,058	338,823
TreeHouse Foods, Inc.†	23,180	850,706
Whole Earth Brands, Inc.†	16,659	175,919

		7,046,261

Food - Retail — 0.2%
Ingles Markets, Inc., Class A	6,260	480,643
Laird Superfood, Inc.†	2,796	37,271
Natural Grocers by Vitamin Cottage, Inc.	4,111	52,867
Sprouts Farmers Market, Inc.†	51,160	1,353,694
Village Super Market, Inc., Class A	3,795	80,682
Weis Markets, Inc.	7,334	461,675

		2,466,832

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	7,631	309,361
Chefs’ Warehouse, Inc.†	14,009	435,259
HF Foods Group, Inc.†	16,141	115,247
Mission Produce, Inc.†	16,531	292,764
Performance Food Group Co.†	67,590	2,724,553
SpartanNash Co.	15,960	381,923
United Natural Foods, Inc.†	24,877	1,236,884

		5,495,991

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	27,541	4,517,275
Rocky Brands, Inc.	3,054	108,509
Steven Madden, Ltd.	36,572	1,735,341
Wolverine World Wide, Inc.	36,257	1,128,680

		7,489,805

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	7,337	379,616
StoneMor, Inc.†	14,341	35,279

		414,895

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	14,557	558,115
Golden Entertainment, Inc.†	7,653	351,349
International Game Technology PLC#	44,578	1,204,498

Security Description	Shares	Value (Note 2)

Gambling (Non-Hotel) (continued)
Monarch Casino & Resort, Inc.†	5,791	$390,140
Red Rock Resorts, Inc., Class A	27,486	1,306,684
Rush Street Interactive, Inc.†	24,028	428,660

		4,239,446

Gas - Distribution — 0.5%
Chesapeake Utilities Corp.	7,684	978,634
New Jersey Resources Corp.	43,080	1,584,483
Northwest Natural Holding Co.	13,610	586,863
ONE Gas, Inc.	23,514	1,524,648
South Jersey Industries, Inc.#	45,930	1,079,355
Spire, Inc.	22,606	1,352,969

		7,106,952

Gas - Transportation — 0.1%
Brookfield Infrastructure Corp., Class A#	27,530	1,629,501

Gold Mining — 0.1%
Novagold Resources, Inc.†	105,749	713,806
Perpetua Resources Corp.†	11,947	60,332

		774,138

Golf — 0.2%
Acushnet Holdings Corp.	15,285	831,198
Callaway Golf Co.†	51,598	1,391,082
Drive Shack, Inc.†	36,825	62,971

		2,285,251

Hazardous Waste Disposal — 0.1%
Centrus Energy Corp., Class A†	4,325	239,994
Heritage-Crystal Clean, Inc.†	6,965	223,507
Sharps Compliance Corp.†	6,517	48,095
US Ecology, Inc.†	14,042	478,411

		990,007

Health Care Cost Containment — 0.1%
CorVel Corp.†	3,932	739,216

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†	7,728	66,924

Home Furnishings — 0.2%
Casper Sleep, Inc.†#	12,944	84,654
Ethan Allen Interiors, Inc.	10,045	226,012
Flexsteel Industries, Inc.	2,961	84,033
Hooker Furnishings Corp.	5,227	124,089
Lovesac Co.†	5,694	360,316
MillerKnoll, Inc.	33,156	1,257,939
Purple Innovation, Inc.†	25,675	264,966
Sleep Number Corp.†	10,301	821,814

		3,223,823

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.†	6,742	200,440
Hilton Grand Vacations, Inc.†	38,147	1,811,982
Marcus Corp.†#	10,179	177,827
Target Hospitality Corp.†	11,116	41,018

		2,231,267

Housewares — 0.0%
Lifetime Brands, Inc.	5,651	91,772
Tupperware Brands Corp.†	22,113	345,848

		437,620

Human Resources — 1.0%
AMN Healthcare Services, Inc.†	21,017	2,396,148
ASGN, Inc.†	23,171	2,819,447

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Barrett Business Services, Inc.	3,334	$235,347
Cross Country Healthcare, Inc.†	16,005	418,691
First Advantage Corp.†	19,941	345,777
Heidrick & Struggles International, Inc.	8,621	372,168
Insperity, Inc.	16,199	1,874,872
Kforce, Inc.	9,036	692,429
Korn Ferry	24,523	1,783,803
Resources Connection, Inc.	14,061	241,568
TriNet Group, Inc.†	18,072	1,812,622
TrueBlue, Inc.†	15,587	405,574
Willdan Group, Inc.†	4,967	198,730

		13,597,176

Identification Systems — 0.1%
Brady Corp., Class A	21,030	1,056,757

Independent Power Producers — 0.2%
Clearway Energy, Inc., Class A	15,541	536,631
Clearway Energy, Inc., Class C	36,582	1,365,240
FTC Solar, Inc.†	8,480	72,589

		1,974,460

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	19,377	134,476
GoPro, Inc., Class A†	56,265	562,650
Turtle Beach Corp.†	6,773	181,517

		878,643

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	12,364	592,112

Instruments - Controls — 0.0%
Allied Motion Technologies, Inc.	5,186	204,588

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	33,962	156,565

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	20,866	772,877
Crawford & Co., Class A	7,257	52,903
eHealth, Inc.†	10,885	240,341
Goosehead Insurance, Inc., Class A	7,895	1,036,771
Selectquote, Inc.†	59,748	537,732
Trean Insurance Group, Inc.†	7,865	66,145

		2,706,769

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co.	36,882	1,240,342
American National Group, Inc.	3,323	628,878
CNO Financial Group, Inc.	56,865	1,288,561
Independence Holding Co.	1,909	107,858
National Western Life Group, Inc., Class A	1,144	232,975
Trupanion, Inc.†	17,024	2,099,400

		5,598,014

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	22,251	126,163
Genworth Financial, Inc., Class A†	226,049	863,507

		989,670

Insurance - Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	20,285	303,058
AMERISAFE, Inc.	8,545	453,654
Donegal Group, Inc., Class A	6,590	89,624
Employers Holdings, Inc.	12,699	490,308
Enstar Group, Ltd.†	5,535	1,234,858
HCI Group, Inc.	2,525	278,760
Heritage Insurance Holdings, Inc.	11,515	76,690

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Horace Mann Educators Corp.	18,604	$689,650
Investors Title Co.	579	125,064
James River Group Holdings, Ltd.	16,331	431,792
Kinsale Capital Group, Inc.	9,588	1,994,304
MetroMile, Inc.†	17,287	43,909
NI Holdings, Inc.†	3,822	70,860
Palomar Holdings, Inc.†	10,955	800,591
ProAssurance Corp.	23,962	551,126
RLI Corp.	17,842	1,833,801
Safety Insurance Group, Inc.	6,454	498,701
Selective Insurance Group, Inc.	26,495	2,001,432
State Auto Financial Corp.	7,872	405,093
Stewart Information Services Corp.	11,899	847,447
Tiptree, Inc.	10,322	134,496
United Fire Group, Inc.	9,374	196,104
United Insurance Holdings Corp.	9,062	37,426
Universal Insurance Holdings, Inc.	12,085	182,121

		13,770,869

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	14,134	767,193
Essent Group, Ltd.	49,363	2,052,514
Greenlight Capital Re, Ltd., Class A†	11,716	79,200
Maiden Holdings, Ltd.†	30,988	92,964
SiriusPoint, Ltd.†	39,468	303,904

		3,295,775

Internet Application Software — 0.0%
Tucows, Inc., Class A†	4,342	353,135
VirnetX Holding Corp.†#	28,276	84,828

		437,963

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	19,014	1,424,719

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	55,707	153,194

Internet Content - Information/News — 0.3%
Bright Health Group, Inc.†#	23,659	78,785
FuboTV, Inc.†#	58,623	1,150,183
HealthStream, Inc.†	11,273	261,759
LiveOne, Inc.†	25,975	47,534
TechTarget, Inc.†	11,375	1,099,166
Yelp, Inc.†	31,907	1,093,772

		3,731,199

Internet Financial Services — 0.1%
Open Lending Corp., Class A†	46,484	1,080,288

Internet Gambling — 0.0%
Esports Technologies, Inc.†#	4,935	142,819
GAN, Ltd.†	17,884	172,938
Golden Nugget Online Gaming, Inc.†	17,784	221,766
NeoGames SA†	2,486	82,834

		620,357

Internet Infrastructure Software — 0.0%
Couchbase, Inc.†	4,314	142,578

Internet Security — 0.2%
Mimecast, Ltd.†	27,150	2,199,150
Zix Corp.†	23,851	202,018

		2,401,168

Investment Companies — 0.0%
Altus Midstream Co., Class A	1,453	92,091

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.8%
Artisan Partners Asset Management, Inc., Class A	26,097	$1,167,319
AssetMark Financial Holdings, Inc.†	8,114	205,771
Associated Capital Group, Inc., Class A	766	30,257
Blucora, Inc.†	21,671	350,853
BrightSphere Investment Group, Inc.	25,856	776,456
Cohen & Steers, Inc.	11,087	995,280
Columbia Financial, Inc.†	17,528	319,711
Federated Hermes, Inc.	42,208	1,422,832
Focus Financial Partners, Inc., Class A†	26,561	1,634,564
GAMCO Investors, Inc., Class A	2,318	56,745
GCM Grosvenor, Inc., Class A	19,178	219,780
Hamilton Lane, Inc., Class A	15,168	1,604,319
Pzena Investment Management, Inc., Class A	7,529	70,622
Sculptor Capital Management, Inc.	9,750	176,670
StepStone Group, Inc., Class A	18,029	745,860
Virtus Investment Partners, Inc.	3,254	967,674
WisdomTree Investments, Inc.	60,039	368,639

		11,113,352

Lasers - System/Components — 0.2%
II-VI, Inc.†#	46,632	2,915,899

Leisure Products — 0.0%
Escalade, Inc.	4,505	76,630
Johnson Outdoors, Inc., Class A	2,334	242,829

		319,459

Linen Supply & Related Items — 0.1%
UniFirst Corp.	6,724	1,288,655

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	37,271	1,318,275
Luxfer Holdings PLC	12,279	233,056

		1,551,331

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	10,109	633,632
Hyster-Yale Materials Handling, Inc.	4,454	174,864
Manitowoc Co., Inc.†	15,304	291,694
Terex Corp.	30,508	1,292,929

		2,393,119

Machinery - Electrical — 0.3%
Argan, Inc.	6,650	261,345
Babcock & Wilcox Enterprises, Inc.†	24,744	225,170
Bloom Energy Corp., Class A†	62,080	1,705,958
Franklin Electric Co., Inc.	20,674	1,820,346

		4,012,819

Machinery - Farming — 0.2%
AgEagle Aerial Systems, Inc.†#	30,247	68,358
Alamo Group, Inc.	4,433	630,462
Hydrofarm Holdings Group, Inc.†	17,353	572,649
Lindsay Corp.	4,860	707,227

		1,978,696

Machinery - General Industrial — 0.9%
Albany International Corp., Class A	13,719	1,110,279
Altra Industrial Motion Corp.	28,887	1,522,634
Applied Industrial Technologies, Inc.	17,304	1,644,572
Chart Industries, Inc.†	16,282	2,842,023
DXP Enterprises, Inc.†	7,946	219,548
Kadant, Inc.	5,135	1,203,952
Ranpak Holdings Corp.†	16,765	664,397
Tennant Co.	8,231	647,450
Welbilt, Inc.†	58,286	1,373,218

		11,228,073

Security Description	Shares	Value (Note 2)

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	12,410	$551,252

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†	20,001	119,806

Machinery - Pumps — 0.6%
Cactus, Inc., Class A	24,333	888,154
CIRCOR International, Inc.†	8,209	221,232
CSW Industrials, Inc.	6,619	795,604
Gorman-Rupp Co.	10,125	437,704
Mueller Water Products, Inc., Class A	70,220	957,801
NN, Inc.†	19,053	84,786
SPX FLOW, Inc.	18,530	1,547,440
Watts Water Technologies, Inc., Class A	12,266	2,314,717

		7,247,438

Machinery - Thermal Process — 0.1%
GrafTech International, Ltd.	90,760	1,057,354
Thermon Group Holdings, Inc.†	14,692	253,584

		1,310,938

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	30,029	804,177

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	51,978	828,010
Alignment Healthcare, Inc.†	11,742	190,338
Allscripts Healthcare Solutions, Inc.†	55,253	918,857
Apollo Medical Holdings, Inc.†#	16,804	1,574,031
Castlight Health, Inc., Class B†	54,193	82,915
Computer Programs & Systems, Inc.†	6,284	185,189
Convey Health Solutions Holdings, Inc.†	5,998	39,107
DarioHealth Corp.†#	6,009	93,921
Health Catalyst, Inc.†	22,352	969,853
NantHealth, Inc.†	11,995	13,434
NextGen Healthcare, Inc.†	25,035	388,043
Privia Health Group, Inc.†	8,980	207,438
Schrodinger, Inc.†	20,201	791,475
Tabula Rasa HealthCare, Inc.†	10,016	113,882

		6,396,493

Medical Instruments — 0.3%
AngioDynamics, Inc.†	16,497	424,798
Apyx Medical Corp.†	13,903	186,717
Asensus Surgical, Inc.†#	104,302	139,765
CVRx, Inc.†	3,622	41,943
Natus Medical, Inc.†	15,037	339,836
NuVasive, Inc.†	23,094	1,109,898
Pulmonx Corp.†	11,638	375,907
Silk Road Medical, Inc.†	15,121	613,610
Stereotaxis, Inc.†	22,123	129,862

		3,362,336

Medical Labs & Testing Services — 0.6%
Agiliti, Inc.†	10,477	220,646
Aveanna Healthcare Holdings, Inc.†	17,583	113,234
Fulgent Genetics, Inc.†#	9,207	861,039
Inotiv, Inc.†#	5,773	300,196
Invitae Corp.†#	89,329	1,518,593
LifeStance Health Group, Inc.†	20,695	164,318
MEDNAX, Inc.†	33,937	833,493
Medpace Holdings, Inc.†	12,926	2,680,982
Neuronetics, Inc.†	11,375	44,021
OPKO Health, Inc.†	178,118	700,004
Personalis, Inc.†	16,052	217,504
SOC Telemed, Inc.†#	27,073	54,958
Vapotherm, Inc.†	10,143	223,146

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
Viemed Healthcare, Inc.†	15,782	$79,699

		8,011,833

Medical Laser Systems — 0.0%
Cutera, Inc.†	7,840	273,302

Medical Products — 2.3%
Accuray, Inc.†	41,236	198,345
Acutus Medical, Inc.†#	8,521	28,119
Alphatec Holdings, Inc.†	31,520	349,872
Apria, Inc.†	6,727	189,231
AtriCure, Inc.†	19,971	1,266,161
Atrion Corp.	621	440,904
Avanos Medical, Inc.†	21,455	647,297
Avita Medical, Inc.†#	10,827	148,980
AxoGen, Inc.†	17,003	162,719
Axonics, Inc.†	20,429	1,111,542
Bioventus, Inc., Class A†	16,341	203,119
Butterfly Network, Inc.†	81,405	573,905
Cardiovascular Systems, Inc.†	17,517	350,340
Castle Biosciences, Inc.†	9,498	392,552
Cerus Corp.†	74,980	516,612
ClearPoint Neuro, Inc.†#	8,489	116,554
CryoLife, Inc.†	16,950	291,371
CytoSorbents Corp.†#	18,381	90,435
Eargo, Inc.†#	8,799	45,579
Glaukos Corp.†	20,035	862,106
Haemonetics Corp.†	22,490	1,152,613
Hanger, Inc.†	16,722	282,100
Inari Medical, Inc.†	15,153	1,250,729
InfuSystem Holdings, Inc.†	8,073	133,608
Inogen, Inc.†	8,711	266,121
Inspire Medical Systems, Inc.†	11,989	2,676,784
Integer Holdings Corp.†	14,645	1,167,792
Intersect ENT, Inc.†	14,843	397,347
Invacare Corp.†	15,003	41,108
iRadimed Corp.†	2,827	127,215
iRhythm Technologies, Inc.†	13,153	1,388,957
LeMaitre Vascular, Inc.	8,421	394,019
LivaNova PLC†	23,833	1,910,453
MiMedx Group, Inc.†	49,518	347,121
NanoString Technologies, Inc.†	20,222	831,124
NeuroPace, Inc.†	3,165	31,650
Nevro Corp.†	15,423	1,343,035
Omnicell, Inc.†	19,181	3,395,037
Orthofix Medical, Inc.†	8,440	258,348
OrthoPediatrics Corp.†	6,167	343,564
PAVmed, Inc.†	32,044	117,601
Pulse Biosciences, Inc.†#	6,202	125,901
RxSight, Inc.†	3,711	40,264
SeaSpine Holdings Corp.†	14,154	190,088
Shockwave Medical, Inc.†	15,042	2,711,170
SI-BONE, Inc.†	14,513	279,375
Sientra, Inc.†	25,613	102,964
Soliton, Inc.†	5,198	106,715
Surmodics, Inc.†	6,029	264,854
Tactile Systems Technology, Inc.†	8,547	166,667
Talis Biomedical Corp.†	6,440	30,139
Treace Medical Concepts, Inc.†	5,026	87,000
Zynex, Inc.†#	8,675	111,040

		30,058,246

Medical - Biomedical/Gene — 7.7%
2seventy bio, Inc.†	10,036	264,348
4D Molecular Therapeutics, Inc.†	9,340	214,820
89bio, Inc.†#	4,345	57,397

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
9 Meters Biopharma, Inc.†	99,584	$103,567
Absci Corp.†	6,186	65,262
ACADIA Pharmaceuticals, Inc.†	53,353	1,024,378
Acumen Pharmaceuticals, Inc.†	4,273	33,757
Adagio Therapeutics, Inc.†	9,416	442,929
Adicet Bio, Inc.†	9,323	99,197
Adverum Biotechnologies, Inc.†#	38,725	67,382
Aerovate Therapeutics, Inc.†	4,492	61,585
Affimed NV†	51,747	352,915
Agenus, Inc.†	92,092	290,090
Akero Therapeutics, Inc.†#	11,461	243,661
Akouos, Inc.†#	10,700	82,283
Akoya Biosciences, Inc.†	3,449	44,768
Albireo Pharma, Inc.†	7,521	180,429
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aldeyra Therapeutics, Inc.†	21,634	165,933
Aligos Therapeutics, Inc.†	9,413	144,207
Allakos, Inc.†	15,579	1,220,615
Allogene Therapeutics, Inc.†	30,311	560,450
Allovir, Inc.†#	13,148	229,564
Alpha Teknova, Inc.†	3,104	69,405
Alpine Immune Sciences, Inc.†#	5,178	56,078
Altimmune, Inc.†	17,669	185,348
ALX Oncology Holdings, Inc.†	7,904	254,193
Amicus Therapeutics, Inc.†	117,224	1,255,469
AnaptysBio, Inc.†	8,595	278,048
Anavex Life Sciences Corp.†	28,603	554,898
Angion Biomedica Corp.†	9,704	34,934
ANI Pharmaceuticals, Inc.†	4,359	179,329
Annexon, Inc.†	13,899	226,415
Apellis Pharmaceuticals, Inc.†	31,864	1,340,837
Applied Molecular Transport, Inc.†	11,151	189,567
Applied Therapeutics, Inc.†#	7,895	90,635
Arbutus Biopharma Corp.†#	35,816	114,611
Arcturus Therapeutics Holdings, Inc.†	9,410	374,048
Arcus Biosciences, Inc.†	20,195	884,541
Arcutis Biotherapeutics, Inc.†	12,330	204,308
Ardelyx, Inc.†#	39,396	44,911
Arena Pharmaceuticals, Inc.†	27,260	1,485,397
Arrowhead Pharmaceuticals, Inc.†	45,185	3,165,209
Atara Biotherapeutics, Inc.†	36,839	659,050
Atea Pharmaceuticals, Inc.†	28,789	232,903
Athersys, Inc.†#	91,291	96,768
Athira Pharma, Inc.†	14,376	193,788
Atossa Therapeutics, Inc.†	52,149	118,378
Atreca, Inc., Class A†#	11,578	41,565
Avalo Therapeutics, Inc.†	23,603	47,206
Avid Bioservices, Inc.†	26,920	822,675
Avidity Biosciences, Inc.†	16,787	374,854
Avrobio, Inc.†	16,889	64,854
Axsome Therapeutics, Inc.†#	12,385	427,778
Beam Therapeutics, Inc.†	22,220	1,758,713
Berkeley Lights, Inc.†	21,640	451,627
BioAtla, Inc.†	6,919	174,705
BioCryst Pharmaceuticals, Inc.†	79,256	955,827
Biodesix, Inc.†	5,475	37,340
Biohaven Pharmaceutical Holding Co., Ltd.†	24,828	2,786,695
Biomea Fusion, Inc.†	3,847	46,433
Black Diamond Therapeutics, Inc.†#	10,153	60,918
Bluebird Bio, Inc.†	30,109	304,402
Blueprint Medicines Corp.†	26,084	2,509,281
Bolt Biotherapeutics, Inc.†#	10,202	94,573
Bridgebio Pharma, Inc.†#	47,973	1,942,907
Brooklyn ImmunoTherapeutics, Inc.†	13,224	78,683
C4 Therapeutics, Inc.†	17,222	639,281

215

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Cara Therapeutics, Inc.†	19,804	$261,017
Cardiff Oncology, Inc.†#	16,976	95,405
Caribou Biosciences, Inc.†	8,548	158,907
Cassava Sciences, Inc.†#	17,055	912,272
CEL-SCI Corp.†	16,025	164,577
Celldex Therapeutics, Inc.†	20,498	780,974
Century Therapeutics, Inc.†	5,264	100,595
Cerevel Therapeutics Holdings, Inc.†	17,868	557,303
ChemoCentryx, Inc.†	24,068	873,187
Chinook Therapeutics, Inc.†	14,758	236,276
ChromaDex Corp.†#	20,892	97,983
Clene, Inc.†	8,743	49,748
Codex DNA, Inc.†	3,456	23,639
Codiak Biosciences, Inc.†	7,091	90,410
Cogent Biosciences, Inc.†	16,563	131,179
Cortexyme, Inc.†#	8,893	115,698
Crinetics Pharmaceuticals, Inc.†	16,679	455,670
Cue Biopharma, Inc.†	13,712	168,109
Cullinan Oncology, Inc.†#	11,536	207,648
Curis, Inc.†	38,606	188,397
Cymabay Therapeutics, Inc.†#	30,896	102,266
Cyteir Therapeutics, Inc.†	3,727	61,905
Cytek Biosciences, Inc.†	7,158	144,377
CytomX Therapeutics, Inc.†	28,911	191,102
Day One Biopharmaceuticals, Inc.†	4,915	90,289
Deciphera Pharmaceuticals, Inc.†	17,543	151,396
Denali Therapeutics, Inc.†	40,556	1,876,121
Design Therapeutics, Inc.†#	6,208	103,922
Dicerna Pharmaceuticals, Inc.†	31,025	1,179,260
Dynavax Technologies Corp.†	48,058	776,137
Dyne Therapeutics, Inc.†#	13,387	190,229
Edgewise Therapeutics, Inc.†#	5,695	99,207
Editas Medicine, Inc.†	30,486	995,673
Eiger BioPharmaceuticals, Inc.†#	14,270	87,761
Eliem Therapeutics, Inc.†	3,146	45,271
Emergent BioSolutions, Inc.†	21,839	963,537
Epizyme, Inc.†	40,023	130,875
Erasca, Inc.†	9,216	130,591
Esperion Therapeutics, Inc.†#	11,702	102,158
Evelo Biosciences, Inc.†#	13,538	116,698
Evolus, Inc.†	14,532	80,507
Exagen, Inc.†	4,601	47,298
EyePoint Pharmaceuticals, Inc.†	9,418	148,804
Fate Therapeutics, Inc.†	36,179	1,990,207
FibroGen, Inc.†	38,385	480,196
Finch Therapeutics Group, Inc.†	3,374	56,076
Forma Therapeutics Holdings, Inc.†	15,141	219,393
Forte Biosciences, Inc.†#	5,029	13,377
Frequency Therapeutics, Inc.†	14,260	72,726
Gemini Therapeutics, Inc.†#	9,765	26,951
Generation Bio Co.†	19,531	335,347
Geron Corp.†#	134,413	198,931
Global Blood Therapeutics, Inc.†	26,679	753,949
Gossamer Bio, Inc.†#	27,717	300,452
Graphite Bio, Inc.†	7,243	65,332
Greenwich Lifesciences, Inc.†	1,799	56,543
GT Biopharma, Inc.†	7,910	32,194
Halozyme Therapeutics, Inc.†	62,823	2,065,620
Harvard Bioscience, Inc.†	17,512	117,155
Homology Medicines, Inc.†	18,698	94,425
Humanigen, Inc.†	20,248	122,703
iBio, Inc.†	96,334	71,769
Icosavax, Inc.†	5,963	126,177
IGM Biosciences, Inc.†	3,595	179,462
Ikena Oncology, Inc.†#	4,632	66,261

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Imago Biosciences, Inc.†	4,346	$97,220
Immunic, Inc.†	8,344	71,174
ImmunityBio, Inc.†	30,443	237,151
ImmunoGen, Inc.†	88,171	544,015
Immunovant, Inc.†	17,870	137,599
Impel Neuropharma, Inc.†	2,399	22,167
Infinity Pharmaceuticals, Inc.†#	39,019	84,671
Inhibrx, Inc.†	12,443	503,071
Innoviva, Inc.†	19,330	323,198
Inovio Pharmaceuticals, Inc.†#	92,167	667,289
Inozyme Pharma, Inc.†#	6,414	50,927
Insmed, Inc.†	51,256	1,410,565
Instil Bio, Inc.†	7,952	174,785
Intercept Pharmaceuticals, Inc.†#	12,494	215,022
Intra-Cellular Therapies, Inc.†	31,505	1,275,322
iTeos Therapeutics, Inc.†	9,003	317,806
IVERIC bio, Inc.†	46,527	680,225
Janux Therapeutics, Inc.†	5,898	104,866
Kaleido Biosciences, Inc.†#	8,635	31,000
Karuna Therapeutics, Inc.†	9,897	1,265,826
Karyopharm Therapeutics, Inc.†	32,093	223,046
KemPharm, Inc.†#	12,739	99,746
Keros Therapeutics, Inc.†	6,956	388,075
Kezar Life Sciences, Inc.†	15,256	211,448
Kiniksa Pharmaceuticals, Ltd., Class A†	13,000	151,060
Kinnate Biopharma, Inc.†	11,473	229,231
Kodiak Sciences, Inc.†	14,930	1,371,171
Kronos Bio, Inc.†	17,304	204,360
Krystal Biotech, Inc.†	7,994	643,917
Kymera Therapeutics, Inc.†	15,317	850,400
Lexicon Pharmaceuticals, Inc.†	30,260	138,591
Ligand Pharmaceuticals, Inc.†	6,724	1,088,750
Lineage Cell Therapeutics, Inc.†	55,904	126,343
MacroGenics, Inc.†	26,765	471,064
Magenta Therapeutics, Inc.†	13,336	75,082
MaxCyte, Inc.†	6,985	69,710
MEI Pharma, Inc.†	48,325	162,855
MeiraGTx Holdings PLC†#	13,278	234,755
Mersana Therapeutics, Inc.†	31,903	215,026
Mind Medicine MindMed, Inc.†	155,104	307,106
Molecular Templates, Inc.†	16,482	66,093
Monte Rosa Therapeutics, Inc.†	5,158	100,014
Mustang Bio, Inc.†	31,023	62,666
Myriad Genetics, Inc.†	34,570	893,980
NeoGenomics, Inc.†	50,545	1,731,672
NGM Biopharmaceuticals, Inc.†	14,045	253,091
Nkarta, Inc.†	6,289	99,932
Nurix Therapeutics, Inc.†	13,961	402,356
Nuvalent, Inc., Class A†	4,774	101,829
Nuvation Bio, Inc.†	29,741	266,777
Olema Pharmaceuticals, Inc.†#	11,231	98,271
Omega Therapeutics, Inc.†	3,296	59,625
Omeros Corp.†#	26,879	193,529
Oncocyte Corp.†	26,822	60,350
Oncorus, Inc.†#	9,104	50,436
Oncternal Therapeutics, Inc.†	19,727	58,195
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	17,002	171,040
Oyster Point Pharma, Inc.†#	4,953	51,660
Pacific Biosciences of California, Inc.†	86,689	2,012,052
Phathom Pharmaceuticals, Inc.†#	9,028	161,962
Pliant Therapeutics Inc†#	10,724	152,066
Portage Biotech, Inc.†	2,228	32,818
Poseida Therapeutics, Inc.†	12,820	89,099
Praxis Precision Medicines, Inc.†	14,441	247,086

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Precigen, Inc.†	42,279	$166,579
Precision BioSciences, Inc.†	22,086	200,099
Prelude Therapeutics Inc†	4,824	68,935
Prothena Corp. PLC†	15,580	781,337
Provention Bio, Inc.†#	24,722	170,582
PTC Therapeutics, Inc.†	30,961	1,150,511
Puma Biotechnology, Inc.†	14,389	44,606
Radius Health, Inc.†	20,868	343,487
Rain Therapeutics, Inc.†	3,371	43,621
Rallybio Corp.†	3,208	41,287
RAPT Therapeutics, Inc.†	9,498	310,110
Recursion Pharmaceuticals, Inc., Class A†	12,542	239,803
REGENXBIO, Inc.†	17,595	563,040
Relay Therapeutics, Inc.†	26,759	787,250
Replimune Group, Inc.†	13,256	377,663
REVOLUTION Medicines, Inc.†	26,476	732,326
Rigel Pharmaceuticals, Inc.†	76,161	203,350
Rocket Pharmaceuticals, Inc.†#	18,143	443,233
Rubius Therapeutics, Inc.†#	20,473	253,046
Sana Biotechnology, Inc.†#	38,487	731,638
Sangamo Therapeutics, Inc.†	52,929	438,781
Scholar Rock Holding Corp.†	12,331	327,388
Seelos Therapeutics, Inc.†	43,790	75,757
Seer, Inc.†#	18,550	413,851
Selecta Biosciences, Inc.†	40,480	121,440
Sensei Biotherapeutics, Inc.†	9,315	64,087
Sesen Bio, Inc.†#	88,179	92,588
Shattuck Labs, Inc.†	11,858	100,556
Sigilon Therapeutics, Inc.†	6,777	25,482
Silverback Therapeutics, Inc.†	9,141	64,261
Singular Genomics Systems, Inc.†	5,277	60,263
Solid Biosciences, Inc.†	26,579	46,513
Sorrento Therapeutics, Inc.†#	123,843	738,104
SpringWorks Therapeutics, Inc.†	13,015	935,128
Spruce Biosciences, Inc.†#	3,871	9,987
SQZ Biotechnologies Co.†	10,148	133,548
Stoke Therapeutics, Inc.†	8,509	211,874
Surface Oncology, Inc.†	15,523	89,568
Sutro Biopharma, Inc.†	19,328	330,122
Syndax Pharmaceuticals, Inc.†	20,043	320,087
Talaris Therapeutics, Inc.†	4,095	53,071
Tarsus Pharmaceuticals, Inc.†	3,758	99,963
Taysha Gene Therapies, Inc.†#	9,923	128,801
TCR2 Therapeutics, Inc.†	13,597	70,025
Tenaya Therapeutics, Inc.†	6,208	121,987
Terns Pharmaceuticals, Inc.†	6,114	46,161
TG Therapeutics, Inc.†	57,141	868,543
Theravance Biopharma, Inc.†	26,746	224,666
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
TransMedics Group, Inc.†	11,554	254,650
Travere Therapeutics, Inc.†	25,986	741,900
Turning Point Therapeutics, Inc.†	20,497	780,116
Twist Bioscience Corp.†	21,047	2,009,989
UroGen Pharma, Ltd.†#	8,695	105,123
Vaxart, Inc.†	53,249	423,862
VBI Vaccines, Inc.†	83,001	252,323
Vera Therapeutics, Inc.†	3,149	112,734
Veracyte, Inc.†	30,076	1,247,552
Verastem, Inc.†	76,838	205,157
Vericel Corp.†#	20,725	771,177
Veru, Inc.†#	28,710	215,325
Verve Therapeutics, Inc.†	7,043	240,025
Viking Therapeutics, Inc.†	30,493	161,918
Vincerx Pharma, Inc.†	5,813	60,978
Vir Biotechnology, Inc.†	26,797	1,270,714

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Viracta Therapeutics, Inc.†	16,160	$74,498
VistaGen Therapeutics, Inc.†	86,491	166,928
Vor BioPharma, Inc.†	8,458	97,605
Wave Life Sciences, Ltd.†	17,027	66,405
Werewolf Therapeutics, Inc.†	3,374	48,889
XBiotech, Inc.	6,788	85,665
Xencor, Inc.†	25,202	912,816
XOMA Corp.†#	2,685	55,069
Y-mAbs Therapeutics, Inc.†	15,578	266,072
Zentalis Pharmaceuticals, Inc.†	16,003	1,313,046
ZIOPHARM Oncology, Inc.†#	93,439	129,880

		101,650,267

Medical - Drugs — 1.9%
Aclaris Therapeutics, Inc.†	22,736	291,021
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†	18,015	112,414
Aerie Pharmaceuticals, Inc.†#	18,870	190,587
Alector, Inc.†	26,037	537,664
Alkermes PLC†	71,508	1,567,455
Amphastar Pharmaceuticals, Inc.†	16,498	322,701
Ampio Pharmaceuticals, Inc.†#	86,854	98,145
Athenex, Inc.†	38,546	68,226
Beyondspring, Inc.†#	9,984	127,496
Bioxcel Therapeutics, Inc.†#	7,686	176,240
Catalyst Pharmaceuticals, Inc.†	43,283	302,981
Chimerix, Inc.†	32,540	204,677
Citius Pharmaceuticals, Inc.†	50,618	85,544
Clovis Oncology, Inc.†#	50,282	158,891
Coherus Biosciences, Inc.†	28,590	530,916
Collegium Pharmaceutical, Inc.†	15,689	275,813
Corcept Therapeutics, Inc.†	43,098	905,058
Cytokinetics, Inc.†	35,344	1,390,433
Durect Corp.†#	100,842	99,813
Eagle Pharmaceuticals, Inc.†	5,179	246,935
Enanta Pharmaceuticals, Inc.†	8,587	758,060
Foghorn Therapeutics, Inc.†	8,719	100,879
Fortress Biotech, Inc.†#	31,929	90,998
Fulcrum Therapeutics, Inc.†#	11,877	172,216
Gritstone Bio, Inc.†	17,999	237,587
Harmony Biosciences Holdings, Inc.†	9,964	339,673
Harpoon Therapeutics, Inc.†	8,338	51,195
Hookipa Pharma, Inc.†	8,556	27,636
Ideaya Biosciences, Inc.†	14,602	321,244
Immuneering Corp., Class A†	3,686	83,414
Intellia Therapeutics, Inc.†	30,705	3,531,382
Ironwood Pharmaceuticals, Inc.†	64,759	718,177
Jounce Therapeutics, Inc.†	14,695	112,711
Kala Pharmaceuticals, Inc.†#	21,553	40,951
KalVista Pharmaceuticals, Inc.†	8,861	128,484
Kura Oncology, Inc.†	28,325	395,417
Landos Biopharma, Inc.†	2,087	15,089
Lyell Immunopharma, Inc.†	10,534	100,600
Madrigal Pharmaceuticals, Inc.†	5,061	418,595
Marinus Pharmaceuticals, Inc.†	16,464	182,915
Mirum Pharmaceuticals, Inc.†	1,607	22,868
Morphic Holding, Inc.†	9,242	440,843
Neoleukin Therapeutics, Inc.†	15,695	84,125
NexImmune, Inc.†	7,869	62,165
Ocular Therapeutix, Inc.†	34,169	233,716
ORIC Pharmaceuticals, Inc.†	14,094	195,061
Pacira BioSciences, Inc.†	19,459	1,023,933
Paratek Pharmaceuticals, Inc.†#	21,225	89,569
Passage Bio, Inc.†	16,532	120,518
PetIQ, Inc.†#	11,996	239,560

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Phibro Animal Health Corp., Class A	9,113	$178,524
PMV Pharmaceuticals Inc†	11,693	254,323
Prestige Consumer Healthcare, Inc.†	22,328	1,249,252
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	2,032
Protagonist Therapeutics, Inc.†	19,940	670,383
Reata Pharmaceuticals, Inc., Class A†#	12,238	1,047,573
Relmada Therapeutics, Inc.†#	6,978	124,627
Reneo Pharmaceuticals, Inc.†	2,811	19,340
Rhythm Pharmaceuticals, Inc.†	19,637	175,751
Seres Therapeutics, Inc.†	31,025	333,829
SIGA Technologies, Inc.†	21,785	177,766
Spectrum Pharmaceuticals, Inc.†	72,678	114,831
Spero Therapeutics, Inc.†#	10,787	153,715
Summit Therapeutics, Inc.†	11,749	59,685
Supernus Pharmaceuticals, Inc.†	21,897	656,253
Syros Pharmaceuticals, Inc.†	25,662	101,621
TherapeuticsMD, Inc.†#	173,795	86,029
Tonix Pharmaceuticals Holding Corp.†	160,730	75,414
Trevena, Inc.†#	72,897	49,570
Vanda Pharmaceuticals, Inc.†	24,427	395,717
Vaxcyte, Inc.†	18,007	366,983
Verrica Pharmaceuticals, Inc.†#	5,838	60,423
Zogenix, Inc.†	24,999	281,239

		24,667,471

Medical - Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	44,450	185,801
Arvinas, Inc.†	19,457	1,471,144
Endo International PLC†	102,179	572,202
Prometheus Biosciences, Inc.†	5,038	149,629

		2,378,776

Medical - HMO — 0.1%
Magellan Health, Inc.†	10,582	1,003,068
Ontrak, Inc.†	4,023	24,420
Tivity Health, Inc.†	19,620	467,348
Triple-S Management Corp., Class B†	10,140	360,173

		1,855,009

Medical - Hospitals — 0.5%
Community Health Systems, Inc.†	55,393	666,378
Select Medical Holdings Corp.	49,260	1,322,631
Surgery Partners, Inc.†	14,130	626,807
Tenet Healthcare Corp.†	47,349	3,450,321

		6,066,137

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	23,427	1,788,183
Innovage Holding Corp.†	8,171	65,123
National HealthCare Corp.	5,599	361,079
Pennant Group, Inc.†	11,426	232,291

		2,446,676

Medical - Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	6,862	598,504
American Well Corp., Class A†	81,626	530,569
Joint Corp.†	6,163	492,547
LHC Group, Inc.†	13,616	1,562,027
ModivCare, Inc.†	5,539	759,009

		3,942,656

Medical - Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	31,947	627,120
Covetrus, Inc.†	46,138	829,561
Owens & Minor, Inc.	32,338	1,293,520

		2,750,201

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	11,088	$575,356
Helios Technologies, Inc.	14,416	1,446,357
Lawson Products, Inc.†	2,121	102,084
Mayville Engineering Co., Inc.†	3,993	59,296
Mueller Industries, Inc.	25,049	1,385,961
Park-Ohio Holdings Corp.	3,792	80,049
Proto Labs, Inc.†	12,389	620,937
RBC Bearings, Inc.†	12,466	2,464,404
Standex International Corp.	5,388	555,018
Tredegar Corp.	11,683	128,513
Xometry, Inc., Class A†#	3,595	178,707

		7,596,682

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	4,178	85,022
Ryerson Holding Corp.	7,325	171,625
Worthington Industries, Inc.	15,077	723,395

		980,042

Metal - Aluminum — 0.2%
Arconic Corp.†	49,217	1,315,078
Century Aluminum Co.†	22,898	302,941
Constellium SE†	54,729	961,588
Kaiser Aluminum Corp.	7,047	628,804

		3,208,411

Metal - Diversified — 0.0%
PolyMet Mining Corp.†#	12,870	38,739

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	32,529	1,450,793
John Bean Technologies Corp.	13,992	2,207,518
Sight Sciences, Inc.†	4,967	104,059

		3,762,370

Motion Pictures & Services — 0.1%
Chicken Soup For The Soul Entertainment, Inc.†	3,178	41,790
Eros STX Global Corp.†#	141,608	51,418
IMAX Corp.†	22,216	366,342
Lions Gate Entertainment Corp., Class A†	25,963	380,358
Lions Gate Entertainment Corp., Class B†	52,655	718,741

		1,558,649

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,253	546,021

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	22,157	972,249

Multimedia — 0.1%
E.W. Scripps Co., Class A	25,547	473,386
Entravision Communications Corp., Class A	26,825	199,310

		672,696

Networking Products — 0.3%
A10 Networks, Inc.	26,789	413,086
Calix, Inc.†	24,599	1,647,149
Extreme Networks, Inc.†	55,029	742,891
Infinera Corp.†	80,712	656,189
NeoPhotonics Corp.†	22,859	351,343
NETGEAR, Inc.†	13,442	359,439

		4,170,097

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	3,722	235,640

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†#	65,860	573,641

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Ferrous Metals (continued)
Ur-Energy, Inc.†	80,660	$120,183
Uranium Energy Corp.†#	102,876	403,274

		1,097,098

Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	21,935	1,859,649

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	78,407	535,520

Office Furnishings - Original — 0.1%
CompX International, Inc.	715	15,944
HNI Corp.	19,407	766,771
Interface, Inc.	25,914	369,534
Kimball International, Inc., Class B	16,098	164,843
Steelcase, Inc., Class A	39,520	442,229

		1,759,321

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	41,548	343,186

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	46,946	1,053,938
Nabors Industries, Ltd.†	3,151	256,680
Patterson-UTI Energy, Inc.	83,163	587,131

		1,897,749

Oil Companies - Exploration & Production — 2.5%
Antero Resources Corp.†	127,576	2,240,235
Berry Corp.	30,063	244,713
Brigham Minerals, Inc., Class A	19,457	403,927
California Resources Corp.	36,836	1,439,183
Callon Petroleum Co.†	17,786	904,240
Centennial Resource Development, Inc., Class A†	80,720	502,886
Chesapeake Energy Corp.#	46,812	2,787,187
Civitas Resources, Inc.	22,038	1,126,362
CNX Resources Corp.†	96,499	1,316,246
Comstock Resources, Inc.†	40,825	330,274
Contango Oil & Gas Co.†#	65,479	227,867
Denbury, Inc.†	22,493	1,790,893
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	10,683	109,180
Falcon Minerals Corp.	17,546	81,413
HighPeak Energy, Inc.	2,222	30,197
Kosmos Energy, Ltd.†	180,635	661,124
Laredo Petroleum, Inc.†	5,608	330,311
Magnolia Oil & Gas Corp., Class A	62,072	1,177,506
Matador Resources Co.	49,371	1,938,799
Northern Oil and Gas, Inc.	23,341	475,690
Oasis Petroleum, Inc.	8,996	1,078,620
Ovintiv, Inc.	116,864	4,062,193
PDC Energy, Inc.	44,327	2,235,411
Range Resources Corp.†	106,595	2,084,998
Ranger Oil Corp.†	6,870	184,940
Riley Exploration Permian, Inc.	1,115	19,591
SM Energy Co.	53,490	1,551,210
Southwestern Energy Co.†	302,136	1,353,569
Talos Energy, Inc.†	16,437	163,877
Tellurian, Inc.†	160,561	523,429
W&T Offshore, Inc.†	41,835	143,912
Whiting Petroleum Corp.†	17,561	1,136,021

		32,656,004

Oil Companies - Integrated — 0.1%
Murphy Oil Corp.	65,332	1,736,525

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	15,653	299,129

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment (continued)
US Silica Holdings, Inc.†	32,745	$317,626

		616,755

Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	13,193	205,943
Delek US Holdings, Inc.†	29,270	458,953
Par Pacific Holdings, Inc.†	19,946	270,069
PBF Energy, Inc., Class A†	42,944	538,088

		1,473,053

Oil - Field Services — 0.5%
Archrock, Inc.	60,124	444,316
Bristow Group, Inc.†	10,544	313,157
ChampionX Corp.†	90,427	1,845,615
DMC Global, Inc.†	8,283	302,330
Expro Group Holdings NV†	12,340	172,883
FTS International, Inc., Class A†	3,963	104,385
Helix Energy Solutions Group, Inc.†	63,809	193,979
Liberty Oilfield Services, Inc., Class A†	40,514	372,729
Matrix Service Co.†	11,613	100,917
MRC Global, Inc.†	35,890	246,923
National Energy Services Reunited Corp.†#	16,925	167,727
Newpark Resources, Inc.†	40,261	109,913
NexTier Oilfield Solutions, Inc.†	77,107	277,585
NOW, Inc.†	49,145	410,852
Oceaneering International, Inc.†	44,404	474,679
Oil States International, Inc.†	27,013	136,686
ProPetro Holding Corp.†	38,061	312,862
RPC, Inc.†	30,118	121,376
Select Energy Services, Inc., Class A†	27,499	157,569
Solaris Oilfield Infrastructure, Inc., Class A	13,942	95,363
TETRA Technologies, Inc.†	54,707	142,785
Tidewater, Inc.†	18,293	190,796

		6,695,427

Optical Supplies — 0.2%
STAAR Surgical Co.†	21,184	2,016,505

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	7,353	295,958
Glatfelter Corp.	19,519	321,478
Neenah, Inc.	7,517	349,465
Schweitzer-Mauduit International, Inc.	13,958	400,595
Verso Corp., Class A	12,026	254,230

		1,621,726

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	22,553	972,936

Pharmacy Services — 0.1%
Option Care Health, Inc.†	66,728	1,688,886

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	5,698	489,914

Physicians Practice Management — 0.0%
Accolade, Inc.†	22,441	576,060

Pipelines — 0.2%
Equitrans Midstream Corp.	182,334	1,754,053
Golar LNG, Ltd.†	45,838	540,888

		2,294,941

Pollution Control — 0.0%
CECO Environmental Corp.†	13,870	82,249

Poultry — 0.1%
Sanderson Farms, Inc.	9,058	1,700,911

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.1%
Blink Charging Co.†#	16,277	$625,525
Powell Industries, Inc.	4,060	99,145

		724,670

Precious Metals — 0.2%
Coeur Mining, Inc.†	114,084	638,870
Hecla Mining Co.	237,003	1,312,997

		1,951,867

Printing - Commercial — 0.1%
Cimpress PLC†	7,527	585,826
Deluxe Corp.	18,776	635,380
Ennis, Inc.	11,377	216,391
RR Donnelley & Sons Co.†	31,587	333,559

		1,771,156

Private Corrections — 0.0%
CoreCivic, Inc.†	53,474	575,915

Professional Sports — 0.1%
Hall of Fame Resort & Entertainment Co.†#	24,510	45,589
Liberty Media Corp. - Liberty Braves, Series A†	4,466	124,467
Liberty Media Corp. - Liberty Braves, Series C†	16,290	448,138
Madison Square Garden Entertainment Corp.†	11,641	769,703

		1,387,897

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	21,081	1,682,053
ShotSpotter, Inc.†	3,778	132,683
Vivint Smart Home, Inc.†	40,844	430,496

		2,245,232

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	56,677	881,894
Scholastic Corp.	11,756	442,496

		1,324,390

Publishing - Newspapers — 0.2%
Gannett Co, Inc.†	62,728	320,540
TEGNA, Inc.	98,608	1,947,508

		2,268,048

Publishing - Periodicals — 0.1%
Meredith Corp.†	17,786	1,049,374
Thryv Holdings, Inc.†	3,415	133,492
Value Line, Inc.	437	17,699

		1,200,565

Quarrying — 0.1%
Compass Minerals International, Inc.	15,249	741,864

Radio — 0.1%
Entercom Communications Corp.†	52,588	129,892
iHeartMedia, Inc., Class A†	49,928	979,088

		1,108,980

Real Estate Investment Trusts — 7.5%
Acadia Realty Trust	38,719	781,737
AFC Gamma, Inc.	3,964	85,741
Agree Realty Corp.	30,327	2,048,892
Alexander & Baldwin, Inc.	32,306	711,701
Alexander’s, Inc.	954	243,833
American Assets Trust, Inc.	22,265	765,916
American Finance Trust, Inc.	52,803	419,256
Apartment Investment & Management Co., Class A†	66,409	492,091
Apollo Commercial Real Estate Finance, Inc.	62,561	846,450
Apple Hospitality REIT, Inc.	95,587	1,435,717

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Arbor Realty Trust, Inc.#	60,605	$1,063,618
Ares Commercial Real Estate Corp.	19,510	287,187
Armada Hoffler Properties, Inc.	26,923	375,576
ARMOUR Residential REIT, Inc.#	36,771	359,988
Ashford Hospitality Trust, Inc.†#	7,580	80,727
Blackstone Mtg. Trust, Inc., Class A	70,135	2,104,050
Braemar Hotels & Resorts, Inc.†	23,507	102,491
Brandywine Realty Trust	75,660	972,231
BrightSpire Capital, Inc.	37,638	351,915
Broadmark Realty Capital, Inc.	57,269	515,421
Broadstone Net Lease, Inc.	68,980	1,724,500
BRT Apartments Corp.	5,076	95,530
CareTrust REIT, Inc.	43,028	869,596
CatchMark Timber Trust, Inc., Class A	21,805	167,680
Centerspace	6,266	640,323
Chatham Lodging Trust†	21,315	253,862
Chimera Investment Corp.	105,045	1,670,215
City Office REIT, Inc.	19,043	317,637
Clipper Realty, Inc.	5,439	47,537
Columbia Property Trust, Inc.	51,124	981,581
Community Healthcare Trust, Inc.	10,528	453,020
CorePoint Lodging, Inc.†	17,540	270,642
Corporate Office Properties Trust	50,365	1,292,366
CTO Realty Growth, Inc.#	2,652	145,648
DiamondRock Hospitality Co.†	93,256	812,260
DigitalBridge Group, Inc.†	216,335	1,722,027
Diversified Healthcare Trust	105,809	295,207
Dynex Capital, Inc.	15,183	253,860
Easterly Government Properties, Inc.	37,594	788,346
EastGroup Properties, Inc.	17,726	3,610,786
Ellington Financial, Inc.	20,808	344,789
Empire State Realty Trust, Inc., Class A	63,757	579,551
Equity Commonwealth†	52,294	1,330,882
Essential Properties Realty Trust, Inc.	52,194	1,410,804
Farmland Partners, Inc.	12,757	147,854
Four Corners Property Trust, Inc.	33,921	916,545
Franklin BSP Realty Trust, Inc.†	13,980	214,453
Franklin Street Properties Corp.	46,005	264,989
GEO Group, Inc.#	52,522	441,185
Getty Realty Corp.	17,767	542,426
Gladstone Commercial Corp.	16,245	360,964
Gladstone Land Corp.	12,785	365,267
Global Medical REIT, Inc.	26,693	436,164
Global Net Lease, Inc.	45,017	639,241
Granite Point Mtg. Trust, Inc.	24,408	300,951
Great Ajax Corp.	9,670	122,229
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,186	1,944,500
Healthcare Realty Trust, Inc.	64,886	2,032,229
Hersha Hospitality Trust†	14,396	127,117
Independence Realty Trust, Inc.	46,873	1,148,388
INDUS Realty Trust, Inc.	1,948	144,152
Industrial Logistics Properties Trust	28,968	641,931
Innovative Industrial Properties, Inc.#	10,566	2,713,666
Invesco Mtg. Capital, Inc.	130,084	390,252
iStar, Inc.#	30,889	751,838
Kite Realty Group Trust	96,773	1,947,073
KKR Real Estate Finance Trust, Inc.	14,409	297,258
Ladder Capital Corp.	50,664	577,063
Lexington Realty Trust	122,327	1,841,021
LTC Properties, Inc.	17,357	551,258
Macerich Co.	95,352	1,798,339
Mack-Cali Realty Corp.†	39,161	654,380
MFA Financial, Inc.	197,371	846,722
Monmouth Real Estate Investment Corp.	42,470	882,102
National Health Investors, Inc.	19,507	1,019,046

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Storage Affiliates Trust	36,220	$2,223,184
NETSTREIT Corp.	17,692	377,547
New York Mtg. Trust, Inc.	169,266	631,362
NexPoint Residential Trust, Inc.	9,977	744,085
Office Properties Income Trust	21,348	506,588
One Liberty Properties, Inc.	7,182	233,630
Orchid Island Capital, Inc.#	55,099	249,047
Outfront Media, Inc.	64,886	1,621,501
Paramount Group, Inc.	83,235	662,551
Pebblebrook Hotel Trust	57,959	1,214,241
PennyMac Mtg. Investment Trust	43,691	758,913
Phillips Edison & Co., Inc.	8,355	262,096
Physicians Realty Trust	96,149	1,714,337
Piedmont Office Realty Trust, Inc., Class A	55,293	960,992
Plymouth Industrial REIT, Inc.	13,053	388,327
Postal Realty Trust, Inc., Class A	5,499	95,408
PotlatchDeltic Corp.	29,444	1,594,098
Preferred Apartment Communities, Inc.	23,006	303,219
PS Business Parks, Inc.	8,957	1,569,266
Ready Capital Corp.	25,789	396,119
Redwood Trust, Inc.	50,395	646,064
Retail Opportunity Investments Corp.	53,000	930,680
Retail Value, Inc.	7,775	47,272
RLJ Lodging Trust	73,744	928,437
RPT Realty	35,947	457,246
Ryman Hospitality Properties, Inc.†	23,980	1,856,052
Sabra Health Care REIT, Inc.	98,330	1,271,407
Safehold, Inc.	7,977	570,675
Saul Centers, Inc.	5,274	259,639
Seritage Growth Properties, Class A†#	16,651	239,608
Service Properties Trust	73,172	622,694
SITE Centers Corp.	77,255	1,163,460
STAG Industrial, Inc.	72,804	3,172,798
Summit Hotel Properties, Inc.†	46,251	413,946
Sunstone Hotel Investors, Inc.†	97,073	1,055,183
Tanger Factory Outlet Centers, Inc.	45,610	903,534
Terreno Realty Corp.	30,993	2,360,117
TPG RE Finance Trust, Inc.	26,769	326,582
Two Harbors Investment Corp.	139,948	822,894
UMH Properties, Inc.	18,920	436,674
Uniti Group, Inc.	86,709	1,150,628
Universal Health Realty Income Trust	5,721	318,488
Urban Edge Properties	51,625	889,499
Urstadt Biddle Properties, Inc., Class A	13,271	250,556
Washington Real Estate Investment Trust	37,752	951,350
Whitestone REIT	19,333	179,024
Xenia Hotels & Resorts, Inc.†	50,803	796,083

		98,710,891

Real Estate Management/Services — 0.5%
Angel Oak Mtg., Inc.	3,239	52,828
Cushman & Wakefield PLC†#	61,855	1,093,596
eXp World Holdings, Inc.#	27,983	1,027,256
Fathom Holdings, Inc.†#	2,298	54,210
Marcus & Millichap, Inc.†	10,585	453,567
Newmark Group, Inc., Class A	66,523	1,068,359
RE/MAX Holdings, Inc., Class A	8,252	226,848
Realogy Holdings Corp.†	51,355	780,082
Redfin Corp.†#	45,353	1,845,414
RMR Group, Inc., Class A	6,803	222,254

		6,824,414

Real Estate Operations & Development — 0.3%
FRP Holdings, Inc.†	2,979	174,689
Kennedy-Wilson Holdings, Inc.	53,539	1,161,261

Security Description	Shares	Value (Note 2)

Real Estate Operations & Development (continued)
Legacy Housing Corp.†	3,585	$89,517
McGrath RentCorp	10,767	832,289
Radius Global Infrastructure, Inc., Class A†	26,283	433,669
Rafael Holdings, Inc., Class B†	4,344	23,849
St. Joe Co.	14,856	713,237

		3,428,511

Recreational Centers — 0.0%
F45 Training Holdings, Inc.†	9,138	97,228
OneSpaWorld Holdings, Ltd.†	23,562	222,190
Xponential Fitness, Inc., Class A†	4,139	80,504

		399,922

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A#	19,029	834,612
Malibu Boats, Inc., Class A†	9,239	641,833
Marine Products Corp.	3,631	42,919
MasterCraft Boat Holdings, Inc.†	8,381	229,304
OneWater Marine, Inc., Class A	4,574	234,097

		1,982,765

Recycling — 0.1%
Harsco Corp.†	34,912	509,017
PureCycle Technologies, Inc.†	14,684	180,613

		689,630

Rental Auto/Equipment — 1.0%
Aaron’s Co., Inc.	14,458	320,968
Alta Equipment Group, Inc.†	8,428	123,133
Avis Budget Group, Inc.†	21,721	5,964,369
Custom Truck One Source, Inc.†#	20,601	154,919
Herc Holdings, Inc.	11,126	1,896,427
PROG Holdings, Inc.	29,550	1,333,296
Rent-A-Center, Inc.	29,392	1,298,245
Textainer Group Holdings, Ltd.	21,367	698,060
Triton International, Ltd.	29,758	1,665,555

		13,454,972

Resort/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.†	22,963	1,354,587

Retail - Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	27,353	984,708
American Eagle Outfitters, Inc.#	67,856	1,756,792
Boot Barn Holdings, Inc.†	13,042	1,595,558
Buckle, Inc.	13,267	624,080
Caleres, Inc.	16,428	387,865
Cato Corp., Class A	8,820	145,089
Chico’s FAS, Inc.†	53,630	307,300
Children’s Place, Inc.†	6,268	542,370
Designer Brands, Inc., Class A†	26,801	366,638
Duluth Holdings, Inc., Class B†	5,413	75,078
Genesco, Inc.†	6,536	413,075
Guess?, Inc.	17,947	404,705
Shoe Carnival, Inc.	7,872	307,795
Tilly’s, Inc., Class A	10,104	151,762
Vera Bradley, Inc.†	11,600	110,316
Winmark Corp.	1,543	388,990

		8,562,121

Retail - Appliances — 0.0%
Conn’s, Inc.†	7,960	174,165

Retail - Arts & Crafts — 0.0%
JOANN, Inc.	5,382	49,191

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Automobile — 0.4%
America’s Car-Mart, Inc.†	2,774	$272,240
Asbury Automotive Group, Inc.†	10,104	1,653,419
CarLotz, Inc.†#	31,908	94,448
Group 1 Automotive, Inc.	7,836	1,526,061
Lazydays Holdings, Inc.†	3,275	66,253
Rush Enterprises, Inc., Class A	18,830	959,577
Rush Enterprises, Inc., Class B	2,926	142,730
Shift Technologies, Inc.†	27,667	127,545
Sonic Automotive, Inc., Class A#	9,758	438,232

		5,280,505

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†#	46,869	859,109

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	17,130	120,253

Retail - Building Products — 0.2%
Aspen Aerogels, Inc.†	9,831	561,940
Beacon Roofing Supply, Inc.†	24,880	1,241,761
BlueLinx Holdings, Inc.†	4,107	289,708
GMS, Inc.†	19,059	1,064,826

		3,158,235

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	4,943	216,701

Retail - Convenience Store — 0.0%
Arko Corp.†	53,819	507,513

Retail - Discount — 0.4%
Big Lots, Inc.	15,276	662,673
BJ’s Wholesale Club Holdings, Inc.†	61,108	4,042,294
Citi Trends, Inc.†	3,918	332,246

		5,037,213

Retail - Drug Store — 0.1%
MedAvail Holdings, Inc.†#	5,355	9,264
OptimizeRx Corp.†	7,656	497,640
Rite Aid Corp.†	24,509	301,951

		808,855

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	12,773	195,938

Retail - Gardening Products — 0.0%
GrowGeneration Corp.†#	24,117	393,107

Retail - Hair Salons — 0.0%
Regis Corp.†#	10,536	28,658

Retail - Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	4,104	62,545
Haverty Furniture Cos., Inc.	7,436	222,411
Kirkland’s, Inc.†	6,247	134,873
La-Z-Boy, Inc.	20,027	668,701

		1,088,530

Retail - Jewelry — 0.2%
Movado Group, Inc.	7,096	318,397
Signet Jewelers, Ltd.	23,248	2,258,311

		2,576,708

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	9,413	501,431

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†	14,172	164,820
Party City Holdco, Inc.†	49,267	270,969
PriceSmart, Inc.	10,440	748,757

Security Description	Shares	Value (Note 2)

Retail - Misc./Diversified (continued)
Sally Beauty Holdings, Inc.†	50,246	$984,319

		2,168,865

Retail - Office Supplies — 0.1%
ODP Corp.†	21,260	802,778

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	17,702	1,130,096

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	8,789	240,467

Retail - Petroleum Products — 0.3%
Clean Energy Fuels Corp.†	69,157	495,856
Murphy USA, Inc.	10,779	1,868,324
TravelCenters of America, Inc.†	5,566	290,656
World Fuel Services Corp.	27,810	694,972

		3,349,808

Retail - Regional Department Stores — 0.4%
Dillard’s, Inc., Class A#	2,684	735,148
Macy’s, Inc.	140,064	3,991,824

		4,726,972

Retail - Restaurants — 1.2%
Biglari Holdings, Inc., Class B†	361	51,215
BJ’s Restaurants, Inc.†	10,044	299,914
Bloomin’ Brands, Inc.†	39,495	697,877
Brinker International, Inc.†	20,254	700,788
Cannae Holdings, Inc.†	37,783	1,117,243
Carrols Restaurant Group, Inc.	14,901	42,617
Cheesecake Factory, Inc.†	20,541	787,131
Chuy’s Holdings, Inc.†	8,873	254,300
Cracker Barrel Old Country Store, Inc.	10,575	1,290,362
Dave & Buster’s Entertainment, Inc.†	19,268	625,825
Del Taco Restaurants, Inc.	13,311	101,962
Denny’s Corp.†	27,932	386,858
Dine Brands Global, Inc.†	7,266	521,844
El Pollo Loco Holdings, Inc.†	8,492	107,169
Fiesta Restaurant Group, Inc.†	7,870	73,427
Jack in the Box, Inc.	9,728	803,533
Kura Sushi USA, Inc., Class A†	1,787	113,653
Noodles & Co.†	18,129	186,548
ONE Group Hospitality, Inc.†	9,245	121,202
Papa John’s International, Inc.	14,748	1,798,076
Red Robin Gourmet Burgers, Inc.†	6,944	113,187
Ruth’s Hospitality Group, Inc.†	14,997	254,949
Shake Shack, Inc., Class A†	16,686	1,217,911
Texas Roadhouse, Inc.	31,210	2,588,557
Wingstop, Inc.	13,306	2,136,944

		16,393,092

Retail - Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.†	34,642	1,545,726
Big 5 Sporting Goods Corp.#	9,280	220,215
Hibbett, Inc.	7,156	557,810
Sportsman’s Warehouse Holdings, Inc.†	19,405	330,467
Zumiez, Inc.†	9,732	445,336

		3,099,554

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	36,392	1,748,272

Retail - Vitamins & Nutrition Supplements — 0.0%
Franchise Group, Inc.	12,632	603,178

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	82,504	483,473

222

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co.†	123,225	$2,478,055

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	16,099	313,609
Raven Industries, Inc.†	15,900	922,200

		1,235,809

Satellite Telecom — 0.3%
EchoStar Corp., Class A†	17,622	482,314
Globalstar, Inc.†#	270,642	376,192
Gogo, Inc.†#	26,350	337,807
Iridium Communications, Inc.†	52,664	2,024,931
KVH Industries, Inc.†	6,757	67,502
Telesat Corp.†#	5,724	176,185

		3,464,931

Savings & Loans/Thrifts — 1.0%
Axos Financial, Inc.†	25,437	1,439,989
Banc of California, Inc.	24,434	478,662
Berkshire Hills Bancorp, Inc.	21,805	582,412
Brookline Bancorp, Inc.	34,232	528,200
Capitol Federal Financial, Inc.	57,937	658,164
Flushing Financial Corp.	13,149	310,579
FS Bancorp, Inc.	3,183	103,320
Hingham Institution for Savings	646	252,328
Home Bancorp, Inc.	3,409	137,860
HomeTrust Bancshares, Inc.	6,775	203,453
Investors Bancorp, Inc.	101,998	1,518,750
Northfield Bancorp, Inc.	20,090	338,516
Northwest Bancshares, Inc.	54,570	724,690
OceanFirst Financial Corp.	26,366	543,403
Pacific Premier Bancorp, Inc.	41,800	1,619,750
Provident Financial Services, Inc.	33,839	796,570
Southern Missouri Bancorp, Inc.	3,446	184,051
Washington Federal, Inc.	30,197	981,101
Waterstone Financial, Inc.	9,650	200,238
WSFS Financial Corp.	20,959	1,042,081

		12,644,117

Schools — 0.4%
2U, Inc.†#	31,980	760,804
Adtalem Global Education, Inc.†	22,073	654,906
American Public Education, Inc.†	8,293	156,655
Coursera, Inc.†	25,734	771,763
Graham Holdings Co., Class B	1,728	978,946
Laureate Education, Inc., Class A	44,266	442,660
Perdoceo Education Corp.†	31,370	308,994
Strategic Education, Inc.	10,870	581,545
Stride, Inc.†	17,960	612,975

		5,269,248

Security Services — 0.1%
Brink’s Co.	21,696	1,326,927

Semiconductor Components - Integrated Circuits — 0.4%
MaxLinear, Inc.†	31,635	2,129,985
Power Integrations, Inc.	26,918	2,692,607

		4,822,592

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	14,848	917,903
CMC Materials, Inc.	13,025	1,729,720
Cohu, Inc.†	21,367	704,470
FormFactor, Inc.†	34,669	1,453,324
Kulicke & Soffa Industries, Inc.	27,297	1,573,945
Onto Innovation, Inc.†	21,711	2,044,308
SkyWater Technology, Inc.†#	3,601	67,375

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.†	19,791	$1,084,745
Veeco Instruments, Inc.†	22,200	590,076

		10,165,866

Silver Mining — 0.0%
Gatos Silver, Inc.†	20,682	279,414
Pan American Silver Corp. CVR†	171,891	129,262

		408,676

Software Tools — 0.2%
Digital Turbine, Inc.†	40,480	2,147,869

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	4,315	124,186
Omega Flex, Inc.	1,383	163,166
TimkenSteel Corp.†	20,475	293,202

		580,554

Steel - Producers — 0.2%
Carpenter Technology Corp.	21,241	583,703
Commercial Metals Co.	53,544	1,654,509
Schnitzer Steel Industries, Inc., Class A	11,556	555,844

		2,794,056

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	56,789	808,675

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	12,310	157,568

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	13,820	224,575

Telecom Equipment - Fiber Optics — 0.0%
Clearfield, Inc.†	5,080	328,879

Telecom Services — 0.2%
ATN International, Inc.	4,956	189,369
Aviat Networks, Inc.†	4,297	134,668
Consolidated Communications Holdings, Inc.†	32,504	244,430
Ooma, Inc.†	9,693	182,325
Vonage Holdings Corp.†	107,760	2,222,011

		2,972,803

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	21,498	438,129
Cambium Networks Corp.†	4,739	128,948
DZS, Inc.†	7,494	97,122
Harmonic, Inc.†	39,812	427,979
Plantronics, Inc.†	18,815	480,159
Preformed Line Products Co.	1,315	83,043
Viavi Solutions, Inc.†	101,921	1,509,450

		3,164,830

Telephone - Integrated — 0.1%
Shenandoah Telecommunications Co.	21,546	547,053
Telephone & Data Systems, Inc.	45,053	796,537

		1,343,590

Television — 0.1%
AMC Networks, Inc., Class A†	12,971	500,810
Gray Television, Inc.	38,098	785,581
Sinclair Broadcast Group, Inc., Class A	20,476	477,705

		1,764,096

Theaters — 0.6%
AMC Entertainment Holdings, Inc., Class A†	230,122	7,810,341
Cinemark Holdings, Inc.†#	48,181	747,769

		8,558,110

223

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†#	26,292	$936,521
Akebia Therapeutics, Inc.†	77,746	210,692
Anika Therapeutics, Inc.†	6,433	251,723
CorMedix, Inc.†#	16,892	84,122
G1 Therapeutics, Inc.†#	17,476	225,440
MannKind Corp.†#	110,066	509,606
Ocugen, Inc.†	82,314	521,871
Outlook Therapeutics, Inc.†	39,700	59,947

		2,799,922

Tobacco — 0.1%
22nd Century Group, Inc.†#	71,774	180,153
Greenlane Holdings, Inc., Class A†#	7,273	8,728
Turning Point Brands, Inc.	6,494	246,772
Universal Corp.	10,778	501,931
Vector Group, Ltd.	64,037	995,135

		1,932,719

Toys — 0.0%
Funko, Inc., Class A†	11,818	193,106

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	37,047	287,114

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	26,311	649,619
Atlas Air Worldwide Holdings, Inc.†	12,835	1,124,474

		1,774,093

Transport - Equipment & Leasing — 0.2%
GATX Corp.	15,745	1,550,882
Greenbrier Cos., Inc.	14,213	568,378
Willis Lease Finance Corp.†	1,222	41,854

		2,161,114

Transport - Marine — 0.2%
Costamare, Inc.	23,531	282,372
DHT Holdings, Inc.	63,199	350,754
Dorian LPG, Ltd.	13,879	170,850
Eagle Bulk Shipping, Inc.	3,983	159,599
Frontline, Ltd.†	53,250	364,763
Genco Shipping & Trading, Ltd.	14,321	220,687
International Seaways, Inc.	20,498	299,271
Nordic American Tankers, Ltd.#	68,014	134,668
Safe Bulkers, Inc.†	27,747	100,444
Scorpio Tankers, Inc.	21,743	302,445
SFL Corp., Ltd.	46,606	388,694
Teekay Corp.†	30,960	102,787
Teekay Tankers, Ltd., Class A†	10,631	119,386

		2,996,720

Transport - Services — 0.4%
CryoPort, Inc.†	18,081	1,201,302
Forward Air Corp.	12,120	1,196,850
Hub Group, Inc., Class A†	14,759	1,146,332
Matson, Inc.	19,157	1,561,870
Radiant Logistics, Inc.†	17,498	131,935
Universal Logistics Holdings, Inc.	3,414	63,466

		5,301,755

Transport-Truck — 0.6%
ArcBest Corp.	11,285	1,163,258
Covenant Logistics Group, Inc.†	5,397	135,303
Daseke, Inc.†	17,902	172,754
Heartland Express, Inc.	21,269	356,043
Marten Transport, Ltd.	26,530	426,603
P.A.M. Transportation Services, Inc.†	1,620	104,960

Security Description	Shares	Value (Note 2)

Transport - Truck (continued)
Saia, Inc.†	11,829	$3,917,528
US Xpress Enterprises, Inc., Class A†	11,992	94,257
Werner Enterprises, Inc.	27,939	1,260,328
Yellow Corp.†	22,444	295,363

		7,926,397

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	32,478	70,152

Veterinary Diagnostics — 0.1%
Heska Corp.†	4,361	701,947

Vitamins & Nutrition Products — 0.1%
Nature’s Sunshine Products, Inc.	5,287	89,879
USANA Health Sciences, Inc.†	5,558	554,244

		644,123

Water — 0.4%
American States Water Co.	16,446	1,548,884
Artesian Resources Corp., Class A	3,629	155,176
California Water Service Group	22,962	1,446,836
Global Water Resources, Inc.	5,638	97,087
Middlesex Water Co.	7,703	793,717
SJW Group	12,338	830,964
York Water Co.	5,806	272,069

		5,144,733

Water Treatment Systems — 0.2%
Energy Recovery, Inc.†	18,799	399,479
Evoqua Water Technologies Corp.†	51,595	2,320,743
Pure Cycle Corp.†	8,580	124,925

		2,845,147

Web Hosting/Design — 0.2%
Q2 Holdings, Inc.†	24,376	1,957,393

Wire & Cable Products — 0.2%
Belden, Inc.	19,724	1,216,379
Encore Wire Corp.	8,970	1,259,926
Insteel Industries, Inc.	8,310	350,350

		2,826,655

Wireless Equipment — 0.2%
Anterix, Inc.†	5,113	307,598
CalAmp Corp.†	15,549	142,740
Casa Systems, Inc.†	13,987	69,795
InterDigital, Inc.	13,793	936,683
Maxar Technologies, Inc.	31,974	880,244
Ribbon Communications, Inc.†	31,353	170,874

		2,507,934

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	17,089	487,891
ViewRay, Inc.†	61,700	317,138

		805,029

Total Common Stocks
(cost $914,604,168)		1,289,432,677

WARRANTS† — 0.0%
Oil Companies - Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A Expires 09/01/2024	2,303	24,136
Whiting Petroleum Corp., Series B Expires 09/02/2025	1,151	11,855

		35,991

224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS (continued)
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026#	1,334	$6,136

Total Warrants
(cost $0)		42,127

U.S. CORPORATE BONDS & NOTES — 0.0%
Investment Management/Advisor Services — 0.0%
GAMCO Investors, Inc. Sub. Notes 4.00% due 06/15/2023 (cost $4,922)	$4,922	4,873

Total Long-Term Investment Securities
(cost $914,609,090)		1,289,479,677

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	31,601,165	31,601,165

U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.04% due 05/19/2022(4)	3,000,000	2,998,697
0.07% due 06/16/2022(4)	600,000	599,688
0.07% due 07/14/2022(4)	950,000	949,347
0.08% due 08/11/2022(4)	2,500,000	2,497,716

		7,045,448

Total Short-Term Investment Securities
(cost $38,648,652)		38,646,613

REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $25,802,000 and collateralized by $27,055,800 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $26,318,097 (cost $25,802,000)	25,802,000	25,802,000

TOTAL INVESTMENTS
(cost $979,059,742)(5)	102.3%	1,353,928,290
Liabilities in excess of other assets	(2.3)	(30,664,735)

NET ASSETS	100.0%	$1,323,263,555

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $61,208,482. This was secured by collateral of $31,601,165, which was received in cash and subsequently invested in short-term investments currently valued at $31,601,165 as reported in the Portfolio of Investments. Additional collateral of $32,851,300 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$49,496
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	167,412
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	98,931
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	2,423,830
United States Treasury Notes/Bonds	0.07% to 6.88%	12/31/2021 to 08/15/2051	30,111,631

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVR — Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
307	Long	E-mini Russell 2000 Index	December 2021	$33,845,093	$33,728,555	$(116,538)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

225

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$101,616,301	$—	$33,966	$101,650,267
Medical-Drugs	24,665,439	—	2,032	24,667,471
Oil Companies-Exploration & Production	32,656,004	—	0	32,656,004
Other Industries	1,130,458,935	—	—	1,130,458,935
Warrants	42,127	—	—	42,127
U.S. Corporate Bonds & Notes	—	4,873	—	4,873
Short-Term Investment Securities:
Registered Investment Companies	31,601,165	—	—	31,601,165
U.S Government Treasuries	—	7,045,448	—	7,045,448
Repurchase Agreements	—	25,802,000	—	25,802,000

Total Investments at Value	$1,321,039,971	$32,852,321	$35,998	$1,353,928,290

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$116,538	$—	$—	$116,538

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

226

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	7.8%
Consumer Products — Misc.	7.5
Metal Processors & Fabrication	4.7
Insurance — Property/Casualty	4.3
Oil Companies — Exploration & Production	4.3
Food — Misc./Diversified	3.8
Retail — Restaurants	3.4
Building Products — Cement	3.1
Machinery — Electrical	2.9
Real Estate Investment Trusts	2.7
Distribution/Wholesale	2.7
Chemicals — Diversified	2.4
Chemicals — Specialty	2.4
Paper & Related Products	1.9
Containers — Metal/Glass	1.8
Medical — Wholesale Drug Distribution	1.8
Machinery — Pumps	1.8
Electric — Integrated	1.8
Electronic Components — Misc.	1.7
Computer Services	1.6
Commercial Services	1.5
Containers — Paper/Plastic	1.4
Commercial Services — Finance	1.3
Machinery — General Industrial	1.3
Human Resources	1.2
Auto/Truck Parts & Equipment — Original	1.2
Auto/Truck Parts & Equipment — Replacement	1.2
Registered Investment Companies	1.1
Insurance — Life/Health	1.0
Building Products — Doors & Windows	1.0
Investment Companies	1.0
Specified Purpose Acquisitions	1.0
Wire & Cable Products	0.9
Building & Construction Products — Misc.	0.9
Beverages — Non-alcoholic	0.9
Diversified Operations/Commercial Services	0.9
Food — Baking	0.8
Transport — Truck	0.8
Food — Confectionery	0.8
Applications Software	0.8
Medical — Drugs	0.8
Machinery — Material Handling	0.7
Retail — Vitamins & Nutrition Supplements	0.7
Dental Supplies & Equipment	0.7
Food — Catering	0.7
Housewares	0.6
Machinery — Farming	0.6
X-Ray Equipment	0.6
Rental Auto/Equipment	0.6
Footwear & Related Apparel	0.6
Medical — Generic Drugs	0.5
Rubber/Plastic Products	0.5
Office Supplies & Forms	0.5
Quarrying	0.5
Oil & Gas Drilling	0.5
Recycling	0.5
Finance — Leasing Companies	0.4
Medical Instruments	0.4
Printing — Commercial	0.4
Oil — Field Services	0.4
Cosmetics & Toiletries	0.3
Apparel Manufacturers	0.3
Networking Products	0.3
Miscellaneous Manufacturing	0.2
Building Products — Wood	0.2
Energy — Alternate Sources	0.2
Gambling (Non-Hotel)	0.2
Investment Management/Advisor Services	0.2
Transactional Software	0.2

Transport — Marine	0.1
Oil Field Machinery & Equipment	0.1
Publishing — Newspapers	0.1

99.0%

*	Calculated as a percentage of net assets

227

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Apparel Manufacturers — 0.3%
Delta Apparel, Inc.†	27,588	$812,191

Applications Software — 0.8%
Concentrix Corp.	11,728	1,946,848

Auto/Truck Parts & Equipment - Original — 1.2%
Holley, Inc.†#	246,058	3,004,368

Auto/Truck Parts & Equipment - Replacement — 1.2%
Douglas Dynamics, Inc.	72,835	2,895,191

Banks - Commercial — 7.8%
Associated Banc - Corp	78,185	1,712,251
CVB Financial Corp.	76,625	1,464,304
First Citizens BancShares, Inc., Class A	3,980	3,199,840
First Hawaiian, Inc.	47,838	1,255,747
Hancock Whitney Corp.	43,118	2,060,178
Renasant Corp.	50,327	1,833,413
South State Corp.	26,647	2,082,197
UMB Financial Corp.	60,407	6,075,736

		19,683,666

Beverages - Non-alcoholic — 0.9%
Primo Water Corp.	132,183	2,196,881

Building & Construction Products - Misc. — 0.9%
Simpson Manufacturing Co., Inc.	19,474	2,246,521

Building Products - Cement — 3.1%
Eagle Materials, Inc.	50,526	7,792,120

Building Products - Doors & Windows — 1.0%
Griffon Corp.	76,469	2,011,900
JELD-WEN Holding, Inc.†	24,084	583,555

		2,595,455

Building Products - Wood — 0.2%
UFP Industries, Inc.	7,128	593,620

Chemicals - Diversified — 2.4%
Innospec, Inc.	75,065	6,095,278

Chemicals - Specialty — 2.4%
Ecovyst, Inc.	138,351	1,324,019
Element Solutions, Inc.	35,721	816,939
Minerals Technologies, Inc.	8,357	548,804
NewMarket Corp.	9,866	3,268,606

		5,958,368

Commercial Services — 1.5%
API Group Corp.†	159,355	3,714,565

Commercial Services - Finance — 1.3%
CBIZ, Inc.†	73,577	2,650,979
Euronet Worldwide, Inc.†	5,756	583,486

		3,234,465

Computer Services — 1.6%
Kyndryl Holdings, Inc.†	35,209	556,302
MAXIMUS, Inc.	23,162	1,747,573
Parsons Corp.†	53,609	1,779,283

		4,083,158

Computers - Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†	292	613

Consumer Products - Misc. — 7.5%
Central Garden & Pet Co.†	36,118	1,740,165
Central Garden & Pet Co., Class A†	42,203	1,829,500
Helen of Troy, Ltd.†	22,930	5,514,665
Quanex Building Products Corp.	109,736	2,345,058

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. (continued)
Spectrum Brands Holdings, Inc.	74,658	$7,473,266

		18,902,654

Containers - Metal/Glass — 1.8%
Silgan Holdings, Inc.	111,746	4,634,107

Containers - Paper/Plastic — 1.4%
Matthews International Corp., Class A	14,499	502,681
TriMas Corp.	88,210	2,921,515

		3,424,196

Cosmetics & Toiletries — 0.3%
Edgewell Personal Care Co.	20,038	850,813

Dental Supplies & Equipment — 0.7%
Patterson Cos., Inc.	55,589	1,749,386

Distribution/Wholesale — 2.7%
Avient Corp.	122,726	6,751,157

Diversified Operations/Commercial Services — 0.9%
Viad Corp.†	50,898	2,153,494

Electric - Integrated — 1.8%
ALLETE, Inc.	27,052	1,586,059
Hawaiian Electric Industries, Inc.	74,634	2,835,345

		4,421,404

Electronic Components - Misc. — 1.7%
Atkore, Inc.†	39,493	4,206,004

Energy - Alternate Sources — 0.2%
Alto Ingredients, Inc.†	93,146	485,291

Finance - Leasing Companies — 0.4%
Air Lease Corp.	27,657	1,122,598

Finance - Other Services — 0.0%
Stronghold Digital Mining, Inc., Class A†	5,093	87,803

Food - Baking — 0.8%
Hostess Brands, Inc.†	123,327	2,095,326

Food - Catering — 0.7%
Healthcare Services Group, Inc.	99,017	1,732,798

Food - Confectionery — 0.8%
Tootsie Roll Industries, Inc.#	31,678	996,273
Utz Brands, Inc.	68,236	962,810

		1,959,083

Food - Misc./Diversified — 3.8%
J&J Snack Foods Corp.	45,063	6,154,705
Nomad Foods, Ltd.†	143,963	3,439,276

		9,593,981

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	31,690	1,503,691

Gambling (Non-Hotel) — 0.2%
Bally’s Corp.†	12,362	473,959

Housewares — 0.6%
Tupperware Brands Corp.†	102,792	1,607,667

Human Resources — 1.2%
Korn Ferry	42,140	3,065,264

Insurance - Life/Health — 1.0%
CNO Financial Group, Inc.	22,330	505,998
Jackson Financial, Inc., Class A#	45,888	1,452,814
National Western Life Group, Inc., Class A	3,132	637,832

		2,596,644

228

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty — 4.3%
Enstar Group, Ltd.†	12,612	$2,813,737
Hanover Insurance Group, Inc.	25,592	3,115,826
ProAssurance Corp.	55,571	1,278,133
Stewart Information Services Corp.	51,759	3,686,276

		10,893,972

Investment Companies — 1.0%
Apollo Investment Corp.#	82,596	1,084,485
New Mountain Finance Corp.	106,244	1,433,232

		2,517,717

Investment Management/Advisor Services — 0.2%
Westwood Holdings Group, Inc.	27,461	445,143

Machinery - Electrical — 2.9%
Babcock & Wilcox Enterprises, Inc.†	110,205	1,002,866
Franklin Electric Co., Inc.	70,870	6,240,103

		7,242,969

Machinery - Farming — 0.6%
Alamo Group, Inc.	10,917	1,552,616

Machinery - General Industrial — 1.3%
Kadant, Inc.	13,427	3,148,094

Machinery - Material Handling — 0.7%
Columbus McKinnon Corp.	39,949	1,774,535

Machinery - Pumps — 1.8%
CSW Industrials, Inc.	35,957	4,322,031
NN, Inc.†	44,233	196,837

		4,518,868

Medical Instruments — 0.4%
Natus Medical, Inc.†	48,457	1,095,128

Medical - Drugs — 0.8%
Prestige Consumer Healthcare, Inc.†	33,734	1,887,417

Medical - Generic Drugs — 0.5%
Perrigo Co. PLC	37,403	1,373,064

Medical - Wholesale Drug Distribution — 1.8%
Owens & Minor, Inc.	90,696	3,627,840
Premier, Inc., Class A	26,923	998,036

		4,625,876

Metal Processors & Fabrication — 4.7%
Hillman Solutions Corp.†#	226,988	2,401,533
Janus International Group, Inc.†	105,800	1,346,834
Mayville Engineering Co., Inc.†	37,474	556,489
Mueller Industries, Inc.	134,915	7,464,847

		11,769,703

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	13,449	599,825

Networking Products — 0.3%
NETGEAR, Inc.†	26,496	708,503

Office Supplies & Forms — 0.5%
ACCO Brands Corp.	157,975	1,304,874

Oil & Gas Drilling — 0.5%
Patterson-UTI Energy, Inc.	178,781	1,262,194

Oil Companies - Exploration & Production — 4.3%
Berry Corp.	88,712	722,116
Denbury, Inc.†	21,342	1,699,250
EQT Corp.†	38,711	752,155
Magnolia Oil & Gas Corp., Class A	162,931	3,090,801
Northern Oil and Gas, Inc.	25,412	517,896

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Southwestern Energy Co.†	375,721	$1,683,230
Whiting Petroleum Corp.†	35,591	2,302,382

		10,767,830

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc.†#	11,287	198,651

Oil - Field Services — 0.4%
Liberty Oilfield Services, Inc., Class A†	55,570	511,244
TechnipFMC PLC†	95,877	543,623

		1,054,867

Paper & Related Products — 1.9%
Neenah, Inc.	65,232	3,032,636
Schweitzer-Mauduit International, Inc.	56,668	1,626,371

		4,659,007

Printing - Commercial — 0.4%
Ennis, Inc.	57,197	1,087,887

Publishing - Newspapers — 0.1%
DallasNews Corp.	19,070	126,434

Quarrying — 0.5%
Compass Minerals International, Inc.	25,956	1,262,759

Real Estate Investment Trusts — 2.7%
Apollo Commercial Real Estate Finance, Inc.	90,071	1,218,661
New York Mtg. Trust, Inc.	368,779	1,375,546
Two Harbors Investment Corp.	445,491	2,619,487
Washington Real Estate Investment Trust	63,777	1,607,180

		6,820,874

Recycling — 0.5%
Harsco Corp.†	77,199	1,125,561

Rental Auto/Equipment — 0.6%
Custom Truck One Source, Inc.†#	203,446	1,529,914

Retail - Restaurants — 3.4%
Denny’s Corp.†	196,216	2,717,592
Dine Brands Global, Inc.†	41,157	2,955,896
Jack in the Box, Inc.	34,941	2,886,126

		8,559,614

Retail - Vitamins & Nutrition Supplements — 0.7%
Franchise Group, Inc.	36,911	1,762,500

Rubber/Plastic Products — 0.5%
Myers Industries, Inc.	70,479	1,372,931

Specified Purpose Acquisitions — 1.0%
Mason Industrial Technology, Inc.†(1)	35,605	356,050
Pershing Square Tontine Holdings, Ltd., Class A†	91,360	1,841,818
Pine Island Acquisition Corp.†(1)	24,530	264,188

		2,462,056

Transactional Software — 0.2%
Synchronoss Technologies, Inc.†	143,277	386,848

Transport - Marine — 0.1%
Nordic American Tankers, Ltd.#	161,076	318,930

Transport - Truck — 0.8%
Werner Enterprises, Inc.	44,723	2,017,455

Wire & Cable Products — 0.9%
Belden, Inc.	38,093	2,349,195

X-Ray Equipment — 0.6%
Varex Imaging Corp.†	54,104	1,544,669

Total Long-Term Investment Securities
(cost $201,658,155)		246,399,108

229

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3) (cost $2,847,068)	2,847,068	$2,847,068

TOTAL INVESTMENTS
(cost $204,505,223)(4)	99.0%	249,246,176
Other assets less liabilities	1.0	2,588,947

NET ASSETS	100.0%	$251,835,123

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Consists of more than one type of securities traded together as a unit.
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $5,297,405. This was secured by collateral of $2,847,068, which was received in cash and subsequently invested in short-term investments currently valued at $2,847,068 as reported in the Portfolio of Investments. Additional collateral of $2,687,210 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	02/03/2022 to 03/24/2022	$62,222
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 05/15/2051	2,624,988

(3)	The rate shown is the 7-day yield as of November 30, 2021.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$246,399,108	$—	$—	246,399,108
Short-Term Investment Securities	2,847,068	—	—	2,847,068

Total Investments at Value	$249,246,176	$—	$—	$249,246,176

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

230

VALIC Company I Small Cap Value Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Banks — Commercial	14.6%
Real Estate Investment Trusts	12.3
Medical — Biomedical/Gene	5.0
Oil Companies — Exploration & Production	3.8
Repurchase Agreements	3.4
Savings & Loans/Thrifts	2.3
Electronic Components — Misc.	1.8
Distribution/Wholesale	1.7
Human Resources	1.7
Building — Heavy Construction	1.5
Building — Residential/Commercial	1.4
Oil — Field Services	1.4
Medical Information Systems	1.2
Building & Construction — Misc.	1.1
Energy — Alternate Sources	1.1
Transport — Truck	1.1
Rental Auto/Equipment	1.1
Theaters	1.1
Medical — Drugs	1.0
Chemicals — Specialty	1.0
Independent Power Producers	1.0
Television	0.9
Retail — Regional Department Stores	0.9
Electric — Integrated	0.9
Retail — Automobile	0.9
Finance — Consumer Loans	0.9
Enterprise Software/Service	0.8
Registered Investment Companies	0.8
Investment Management/Advisor Services	0.8
Retail — Building Products	0.8
Building — Maintenance & Services	0.7
Financial Guarantee Insurance	0.7
Insurance — Reinsurance	0.7
Pastoral & Agricultural	0.7
Insurance — Property/Casualty	0.7
Gas — Distribution	0.7
Medical — Hospitals	0.7
Commercial Services	0.6
Transport — Services	0.6
Auto/Truck Parts & Equipment — Original	0.6
Airlines	0.6
Computer Services	0.5
Finance — Mortgage Loan/Banker	0.5
Insurance — Life/Health	0.5
Paper & Related Products	0.5
Steel — Producers	0.5
Food — Misc./Diversified	0.5
Pharmacy Services	0.5
Machinery — Construction & Mining	0.4
Water	0.4
Chemicals — Diversified	0.4
Real Estate Management/Services	0.4
Machinery — Pumps	0.4
Computers — Integrated Systems	0.4
Consumer Products — Misc.	0.4
Gas — Transportation	0.4
Finance — Investment Banker/Broker	0.4
Medical Products	0.4
Coal	0.4
Machinery — Electrical	0.4
Food — Retail	0.4
Metal — Aluminum	0.4
Circuit Boards	0.4
Consulting Services	0.4
Computer Data Security	0.4
Rubber — Tires	0.4
Retail — Jewelry	0.4
Commercial Services — Finance	0.4
Food — Wholesale/Distribution	0.4

Satellite Telecom	0.3
Building Products — Wood	0.3
Data Processing/Management	0.3
Aerospace/Defense — Equipment	0.3
E-Commerce/Services	0.3
Cosmetics & Toiletries	0.3
Retail — Apparel/Shoe	0.3
Apparel Manufacturers	0.3
Machinery — General Industrial	0.3
Office Supplies & Forms	0.3
Medical Instruments	0.3
Oil Refining & Marketing	0.3
Building & Construction Products — Misc.	0.3
Cable/Satellite TV	0.3
Medical — Wholesale Drug Distribution	0.3
Office Furnishings — Original	0.3
Home Furnishings	0.2
Retail — Sporting Goods	0.2
Telecom Services	0.2
Publishing — Newspapers	0.2
Real Estate Operations & Development	0.2
Multimedia	0.2
Transport — Marine	0.2
Semiconductor Equipment	0.2
Travel Services	0.2
Transport — Air Freight	0.2
Telecommunication Equipment	0.2
Machinery — Farming	0.2
Banks — Mortgage	0.2
Auto — Truck Trailers	0.2
Therapeutics	0.2
Containers — Metal/Glass	0.2
Electronic Components — Semiconductors	0.2
Retail — Office Supplies	0.2
Medical — Outpatient/Home Medical	0.2
Oil & Gas Drilling	0.2
Networking Products	0.2
Retail — Drug Store	0.2
Medical Imaging Systems	0.1
Disposable Medical Products	0.1
Diversified Manufacturing Operations	0.1
Resorts/Theme Parks	0.1
Medical Labs & Testing Services	0.1
Power Converter/Supply Equipment	0.1
Internet Content — Information/News	0.1
Motion Pictures & Services	0.1
Electric — Distribution	0.1
Computer Software	0.1
Agricultural Operations	0.1
Medical — Nursing Homes	0.1
Publishing — Books	0.1
Housewares	0.1
Retail — Petroleum Products	0.1
Footwear & Related Apparel	0.1
Banks — Super Regional	0.1
Applications Software	0.1
Funeral Services & Related Items	0.1
E-Marketing/Info	0.1
Metal Products — Distribution	0.1
Retail — Appliances	0.1
Metal Processors & Fabrication	0.1
Building Products — Doors & Windows	0.1
Retail — Bedding	0.1
Advanced Materials	0.1
Retail — Pawn Shops	0.1
Retail — Restaurants	0.1
Retail — Discount	0.1
Machinery — Material Handling	0.1
X-Ray Equipment	0.1

231

VALIC Company I Small Cap Value Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Hazardous Waste Disposal	0.1%
Food — Canned	0.1
Night Clubs	0.1
Printing — Commercial	0.1
Food — Catering	0.1
Audio/Video Products	0.1
Hotels/Motels	0.1

100.5%

*	Calculated as a percentage of net assets

232

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Advanced Materials — 0.1%
Materion Corp.	3,800	$321,708

Aerospace/Defense - Equipment — 0.3%
AAR Corp.†	7,000	228,620
Astronics Corp.†	34,700	362,962
Barnes Group, Inc.	5,300	230,285
Moog, Inc., Class A	5,400	373,518
Triumph Group, Inc.†	13,900	232,964

		1,428,349

Agricultural Operations — 0.1%
Andersons, Inc.	4,900	166,502
Bunge, Ltd.	2,200	190,454
Fresh Del Monte Produce, Inc.	6,500	160,940

		517,896

Airlines — 0.6%
Hawaiian Holdings, Inc.†	21,900	400,332
SkyWest, Inc.†	39,000	1,527,630
Spirit Airlines, Inc.†	40,200	840,582

		2,768,544

Apparel Manufacturers — 0.3%
Deckers Outdoor Corp.†	2,400	972,960
Kontoor Brands, Inc.	6,700	361,264

		1,334,224

Applications Software — 0.1%
Alkami Technology, Inc.†	6,189	177,562
BM Technologies, Inc.†	8,494	102,353
IBEX Holdings, Ltd.†	13,714	181,368

		461,283

Audio/Video Products — 0.1%
Universal Electronics, Inc.†	6,900	249,780

Auto - Truck Trailers — 0.2%
Wabash National Corp.	56,400	941,880

Auto/Truck Parts & Equipment - Original — 0.6%
Adient PLC†	20,300	861,735
American Axle & Manufacturing Holdings, Inc.†	42,300	374,778
Dana, Inc.	38,637	830,696
Meritor, Inc.†	30,600	773,874

		2,841,083

Auto/Truck Parts & Equipment - Replacement — 0.0%
Douglas Dynamics, Inc.	3,700	147,075

Banks - Commercial — 14.6%
1st Source Corp.	11,020	509,675
Amalgamated Financial Corp.	15,000	253,800
American National Bankshares, Inc.	2,100	76,818
Ameris Bancorp	16,900	822,523
Associated Banc-Corp	73,000	1,598,700
Atlantic Capital Bancshares, Inc.†	6,900	192,786
Atlantic Union Bankshares Corp.	800	26,008
Bank of N.T. Butterfield & Son, Ltd.	12,900	475,107
Banner Corp.	7,300	418,144
Bar Harbor Bankshares	13,800	394,266
Bridgewater Bancshares, Inc.†	16,900	288,821
Bryn Mawr Bank Corp.	2,800	124,880
Business First Bancshares, Inc.	23,400	643,500
Byline Bancorp, Inc.	17,700	459,669
Cadence Bank	25,750	752,415
Capital Bancorp, Inc.	3,500	92,995
Capstar Financial Holdings, Inc.	11,300	235,379
Cathay General Bancorp	57,490	2,409,406

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Central Pacific Financial Corp.	40,500	$1,084,185
CIT Group, Inc.	63,000	3,090,780
City Holding Co.	5,800	455,068
Columbia Banking System, Inc.	20,400	670,344
Community Bank System, Inc.	11,380	804,111
Community Trust Bancorp, Inc.	19,918	836,556
ConnectOne Bancorp, Inc.	44,923	1,459,997
CrossFirst Bankshares, Inc.†	3,000	41,970
Customers Bancorp, Inc.†	47,000	2,709,080
CVB Financial Corp.	22,600	431,886
Dime Community Bancshares, Inc.	12,972	444,939
Eastern Bankshares, Inc.	46,200	930,006
Enterprise Financial Services Corp.	22,959	1,064,609
Equity Bancshares, Inc., Class A	6,400	208,128
Farmers National Banc Corp.	9,900	174,141
FB Financial Corp.	6,526	279,965
Financial Institutions, Inc.	18,500	569,800
First Bancorp	6,400	284,416
First BanCorp/Puerto Rico	84,600	1,124,334
First Bancshares, Inc.	3,900	151,554
First Commonwealth Financial Corp.	99,900	1,501,497
First Community Bankshares, Inc.	5,400	176,580
First Financial Corp.	4,000	173,840
First Hawaiian, Inc.	8,600	225,750
First Horizon Corp.	54,508	879,214
First Internet Bancorp	5,300	229,543
First Interstate BancSystem, Inc., Class A	6,070	247,656
First Merchants Corp.	17,400	694,086
First Midwest Bancorp, Inc.	82,800	1,633,644
Flagstar Bancorp, Inc.	30,100	1,400,854
Fulton Financial Corp.	33,800	533,702
Glacier Bancorp, Inc.	12,900	700,470
Great Southern Bancorp, Inc.	15,100	840,013
Great Western Bancorp, Inc.	37,400	1,254,770
Hancock Whitney Corp.	43,921	2,098,545
Hanmi Financial Corp.	36,200	813,414
HBT Financial, Inc.	10,000	180,000
Heritage Commerce Corp.	5,700	62,472
Hilltop Holdings, Inc.	74,700	2,542,041
Home BancShares, Inc.	47,900	1,146,247
HomeStreet, Inc.	18,700	923,219
Hope Bancorp, Inc.	140,427	2,015,127
Independent Bank Corp.	11,900	268,345
Independent Bank Corp.	7,700	608,762
Kearny Financial Corp.	51,600	655,836
Luther Burbank Corp.	27,100	373,709
Mercantile Bank Corp.	1,700	57,086
Merchants Bancorp	3,500	159,635
Meta Financial Group, Inc.	18,200	1,087,814
Metropolitan Bank Holding Corp.†	1,100	104,423
Midland States Bancorp, Inc.	2,900	69,020
MVB Financial Corp.	1,400	57,498
Nicolet Bankshares, Inc.†	1,700	121,227
Northrim BanCorp, Inc.	2,200	89,210
OFG Bancorp	13,400	322,940
Old National Bancorp	186,800	3,298,888
Old Second Bancorp, Inc.	9,500	117,325
Origin Bancorp, Inc.	5,400	227,826
Orrstown Financial Services, Inc.	5,000	117,000
PacWest Bancorp	4,235	189,474
Peapack-Gladstone Financial Corp.	11,500	380,420
Peoples Bancorp, Inc.	7,690	237,160
Pinnacle Financial Partners, Inc.	4,400	419,804
Preferred Bank	1,600	109,040
Premier Financial Corp.	11,320	332,808

233

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Provident Bancorp, Inc.	16,000	$289,760
QCR Holdings, Inc.	5,200	280,488
RBB Bancorp	6,600	161,436
Renasant Corp.	1,300	47,359
Republic Bancorp, Inc., Class A	4,700	240,781
S&T Bancorp, Inc.	2,080	62,213
Sandy Spring Bancorp, Inc.	14,200	666,406
Sierra Bancorp	3,400	85,612
Simmons First National Corp., Class A	28,700	835,457
SmartFinancial, Inc.	8,100	207,927
Tompkins Financial Corp.	2,048	160,072
TriCo Bancshares	4,200	177,072
TriState Capital Holdings, Inc.†	4,800	143,568
Trustmark Corp.	42,071	1,287,793
UMB Financial Corp.	20,160	2,027,693
Umpqua Holdings Corp.	26,900	512,714
United Community Banks, Inc.	38,000	1,302,260
Valley National Bancorp	61,420	825,485
Veritex Holdings, Inc.	32,022	1,269,032
Washington Trust Bancorp, Inc.	3,380	181,844
Webster Financial Corp.	10,100	544,289
WesBanco, Inc.	7,500	244,125
West BanCorp, Inc.	261	8,099
Westamerica BanCorp	14,824	797,235
Wintrust Financial Corp.	6,400	560,192

		69,187,607

Banks - Mortgage — 0.2%
Walker & Dunlop, Inc.	6,700	942,623

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	6,900	479,067

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	9,904	75,270

Building & Construction Products - Misc. — 0.3%
Builders FirstSource, Inc.†	12,050	836,752
Louisiana-Pacific Corp.	6,200	405,170

		1,241,922

Building & Construction - Misc. — 1.1%
Comfort Systems USA, Inc.	7,900	749,473
EMCOR Group, Inc.	30,998	3,699,301
MYR Group, Inc.†	8,700	963,177

		5,411,951

Building Products - Doors & Windows — 0.1%
Cornerstone Building Brands, Inc.†	22,500	353,700

Building Products - Wood — 0.3%
Boise Cascade Co.	12,100	784,443
UFP Industries, Inc.	7,900	657,912

		1,442,355

Building - Heavy Construction — 1.5%
Arcosa, Inc.	10,900	557,753
Granite Construction, Inc.	36,907	1,434,944
Great Lakes Dredge & Dock Corp.†	24,800	366,544
MasTec, Inc.†	21,850	2,013,915
Primoris Services Corp.	35,700	800,394
Southwest Gas Holdings, Inc.	14,941	983,267
Sterling Construction Co., Inc.†	17,800	458,706
Tutor Perini Corp.†	28,700	369,082

		6,984,605

Security Description	Shares	Value (Note 2)

Building - Maintenance & Services — 0.7%
ABM Industries, Inc.	78,200	$3,519,000

Building - Residential/Commercial — 1.4%
Meritage Homes Corp.†	12,700	1,433,322
Taylor Morrison Home Corp.†	42,300	1,313,838
Tri Pointe Homes, Inc.†	158,509	3,957,970

		6,705,130

Cable/Satellite TV — 0.3%
Liberty Latin America, Ltd., Class A†	50,100	569,136
Liberty Latin America, Ltd., Class C†	59,450	668,218

		1,237,354

Chemicals - Diversified — 0.4%
AdvanSix, Inc.	7,163	324,412
Koppers Holdings, Inc.†	19,300	582,860
Orion Engineered Carbons SA†	20,700	363,285
Stepan Co.	3,400	383,214
Trinseo PLC	8,545	403,581

		2,057,352

Chemicals - Specialty — 1.0%
Ecovyst, Inc.	17,400	166,518
H.B. Fuller Co.	19,500	1,426,620
Minerals Technologies, Inc.	20,560	1,350,175
Tronox Holdings PLC, Class A	79,200	1,741,608

		4,684,921

Circuit Boards — 0.4%
TTM Technologies, Inc.†	130,054	1,792,144

Coal — 0.4%
Arch Resources, Inc.#	11,800	914,382
SunCoke Energy, Inc.	88,400	538,356
Warrior Met Coal, Inc.	19,700	423,353

		1,876,091

Commercial Services — 0.6%
API Group Corp.†	23,000	536,130
John Wiley & Sons, Inc., Class A	28,225	1,467,135
LiveRamp Holdings, Inc.†	16,900	793,117
SP Plus Corp.†	4,800	130,128
WW International, Inc.†#	4,600	77,372

		3,003,882

Commercial Services - Finance — 0.4%
Marathon Digital Holdings, Inc.†#	33,312	1,701,244

Computer Data Security — 0.4%
Ping Identity Holding Corp.†	67,600	1,609,556
SecureWorks Corp., Class A†	7,611	135,171

		1,744,727

Computer Services — 0.5%
KBR, Inc.	46,300	2,037,200
StarTek, Inc.†	38,636	155,317
Unisys Corp.†	18,600	337,776

		2,530,293

Computer Software — 0.1%
Xperi Holding Corp.	29,000	519,680

Computers - Integrated Systems — 0.4%
NetScout Systems, Inc.†	43,200	1,291,680
Super Micro Computer, Inc.†	16,100	666,540

		1,958,220

234

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consulting Services — 0.4%
CRA International, Inc.	3,100	$285,417
Huron Consulting Group, Inc.†	11,300	516,297
Kelly Services, Inc., Class A	56,503	952,641

		1,754,355

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co., Class A†	33,900	1,469,565
Quanex Building Products Corp.	21,400	457,318

		1,926,883

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	14,300	867,724

Containers - Paper/Plastic — 0.0%
TriMas Corp.	3,100	102,672

Cosmetics & Toiletries — 0.3%
Edgewell Personal Care Co.	31,800	1,350,228

Data Processing/Management — 0.3%
CSG Systems International, Inc.	27,302	1,439,088

Disposable Medical Products — 0.1%
Utah Medical Products, Inc.	5,700	635,892

Distribution/Wholesale — 1.7%
Avient Corp.	37,500	2,062,875
G-III Apparel Group, Ltd.†	46,300	1,372,332
KAR Auction Services, Inc.†	2,900	43,471
ScanSource, Inc.†	43,400	1,356,250
Titan Machinery, Inc.†	11,800	392,232
Veritiv Corp.†	12,100	1,525,084
WESCO International, Inc.†	11,400	1,415,082

		8,167,326

Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	6,200	632,400

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†#	8,800	120,384

E-Commerce/Services — 0.3%
Cars.com, Inc.†	84,600	1,411,128

E-Marketing/Info — 0.1%
QuinStreet, Inc.†	25,800	394,998

Electric - Distribution — 0.1%
Unitil Corp.	5,700	236,208
Via Renewables, Inc.#	26,400	294,888

		531,096

Electric - Generation — 0.0%
Brookfield Renewable Corp., Class A	2,600	96,278

Electric - Integrated — 0.9%
ALLETE, Inc.	2,800	164,164
Avista Corp.	12,280	472,903
Black Hills Corp.	8,100	519,372
IDACORP, Inc.	6,700	700,954
NorthWestern Corp.#	3,500	193,550
Otter Tail Corp.	3,300	215,787
Portland General Electric Co.	41,000	1,995,470

		4,262,200

Electronic Components - Misc. — 1.8%
Benchmark Electronics, Inc.	74,832	1,764,539
Knowles Corp.†	66,900	1,453,068
OSI Systems, Inc.†	16,900	1,536,717
Sanmina Corp.†	49,032	1,791,629

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Vishay Intertechnology, Inc.	85,800	$1,747,746

		8,293,699

Electronic Components - Semiconductors — 0.2%
Alpha & Omega Semiconductor, Ltd.†	6,200	304,544
Amkor Technology, Inc.	10,800	232,848
Photronics, Inc.†	24,800	327,608

		865,000

Energy - Alternate Sources — 1.1%
Fluence Energy, Inc.†	54,848	1,738,133
FutureFuel Corp.	30,000	226,200
Green Plains, Inc.†	38,800	1,499,620
Renewable Energy Group, Inc.†	2,500	119,450
REX American Resources Corp.†	4,700	427,700
Sunnova Energy International, Inc.†	7,200	266,184
SunPower Corp.†	39,300	1,125,945

		5,403,232

Enterprise Software/Service — 0.8%
Donnelley Financial Solutions, Inc.†	34,900	1,630,528
eGain Corp.†	41,000	430,500
Evolent Health, Inc., Class A†	21,300	553,800
ManTech International Corp., Class A	15,500	1,053,225
Verint Systems, Inc.†	5,000	237,950

		3,906,003

Finance - Commercial — 0.0%
Marlin Business Services Corp.	7,200	165,240

Finance - Consumer Loans — 0.9%
Encore Capital Group, Inc.†	11,600	676,744
EZCORP, Inc., Class A†	8,000	59,200
Navient Corp.	119,600	2,359,708
Nelnet, Inc., Class A	10,500	905,100
Regional Management Corp.	3,000	169,680

		4,170,432

Finance - Investment Banker/Broker — 0.4%
Cowen, Inc., Class A	26,255	928,902
Piper Sandler Cos.	5,800	961,350

		1,890,252

Finance - Mortgage Loan/Banker — 0.5%
Mr. Cooper Group, Inc.†	42,400	1,665,048
Oportun Financial Corp.†	11,800	253,346
PennyMac Financial Services, Inc.	9,600	607,968

		2,526,362

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp.	47,800	673,980
NMI Holdings, Inc., Class A†	34,700	680,120
Radian Group, Inc.	103,600	2,110,332

		3,464,432

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	6,400	273,344

Food - Catering — 0.1%
Healthcare Services Group, Inc.	14,900	260,750

Food - Misc./Diversified — 0.5%
BellRing Brands, Inc., Class A†	100,300	2,158,456
John B. Sanfilippo & Son, Inc.	3,000	247,200

		2,405,656

Food - Retail — 0.4%
Sprouts Farmers Market, Inc.†	69,500	1,838,970

235

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Wholesale/Distribution — 0.4%
SpartanNash Co.	34,573	$827,332
United Natural Foods, Inc.†	17,400	865,128

		1,692,460

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc.	15,400	479,402

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	8,100	419,094

Gas - Distribution — 0.7%
Chesapeake Utilities Corp.	700	89,152
New Jersey Resources Corp.	44,777	1,646,898
Northwest Natural Holding Co.	2,800	120,736
Spire, Inc.	21,700	1,298,745

		3,155,531

Gas - Transportation — 0.4%
Brookfield Infrastructure Corp., Class A#	32,322	1,913,139

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	8,700	279,183

Home Furnishings — 0.2%
Hooker Furnitures Corp.	7,300	173,302
MillerKnoll, Inc.	16,844	639,061
Sleep Number Corp.†	4,500	359,010

		1,171,373

Hotels/Motels — 0.1%
Bluegreen Vacations Holding Corp.†	8,100	240,813

Housewares — 0.1%
Lifetime Brands, Inc.	26,800	435,232
Tupperware Brands Corp.†	3,600	56,304

		491,536

Human Resources — 1.7%
Barrett Business Services, Inc.	15,600	1,101,204
Heidrick & Struggles International, Inc.	50,950	2,199,511
Insperity, Inc.	1,000	115,740
Korn Ferry	33,700	2,451,338
TrueBlue, Inc.†	76,400	1,987,928

		7,855,721

Independent Power Producers — 1.0%
Clearway Energy, Inc., Class A	46,200	1,595,286
Clearway Energy, Inc., Class C	59,200	2,209,344
Vistra Corp.	36,229	720,233

		4,524,863

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.	32,800	1,103,064
CNO Financial Group, Inc.	62,220	1,409,905

		2,512,969

Insurance - Property/Casualty — 0.7%
Employers Holdings, Inc.	5,200	200,772
First American Financial Corp.	7,075	524,823
RLI Corp.	500	51,390
Selective Insurance Group, Inc.	12,600	951,804
Stewart Information Services Corp.	20,250	1,442,205

		3,170,994

Insurance - Reinsurance — 0.7%
Argo Group International Holdings, Ltd.	18,075	981,111
Essent Group, Ltd.	57,100	2,374,218

		3,355,329

Security Description	Shares	Value (Note 2)

Internet Content - Information/News — 0.1%
Yelp, Inc.†	17,100	$586,188

Investment Management/Advisor Services — 0.8%
AssetMark Financial Holdings, Inc.†	15,940	404,238
Blucora, Inc.†	12,200	197,518
Federated Hermes, Inc.	23,500	792,185
Stifel Financial Corp.	19,450	1,381,145
Virtus Investment Partners, Inc.	3,100	921,878

		3,696,964

Machine Tools & Related Products — 0.0%
Kennametal, Inc.	5,800	205,146

Machinery - Construction & Mining — 0.4%
Manitowoc Co, Inc.†	28,100	535,586
Terex Corp.	37,700	1,597,726

		2,133,312

Machinery - Electrical — 0.4%
Argan, Inc.	47,600	1,870,680

Machinery - Farming — 0.2%
AGCO Corp.	8,560	943,398

Machinery - General Industrial — 0.3%
Altra Industrial Motion Corp.	22,800	1,201,788
DXP Enterprises, Inc.†	4,700	129,861

		1,331,649

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.	6,800	302,056

Machinery - Pumps — 0.4%
Watts Water Technologies, Inc., Class A	10,800	2,038,068

Machinery - Thermal Process — 0.0%
Thermon Group Holdings, Inc.†	8,800	151,888

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	26,780	717,168

Medical Information Systems — 1.2%
Allscripts Healthcare Solutions, Inc.†	230,800	3,838,204
Computer Programs & Systems, Inc.†	2,800	82,516
NextGen Healthcare, Inc.†	102,000	1,581,000

		5,501,720

Medical Instruments — 0.3%
AngioDynamics, Inc.†	16,000	412,000
Natus Medical, Inc.†	40,116	906,622

		1,318,622

Medical Labs & Testing Services — 0.1%
MEDNAX, Inc.†	24,800	609,088

Medical Products — 0.4%
Apria, Inc.†	15,000	421,950
Bioventus, Inc., Class A†	26,300	326,909
Integer Holdings Corp.†	12,900	1,028,646
Orthofix Medical, Inc.†	3,600	110,196

		1,887,701

Medical - Biomedical/Gene — 5.0%
2seventy Bio, Inc.†	18,833	496,061
89bio, Inc.†#	12,100	159,841
Akero Therapeutics, Inc.†#	8,600	182,836
Allogene Therapeutics, Inc.†	36,600	676,734
Allovir, Inc.†#	26,900	469,674
ANI Pharmaceuticals, Inc.†	8,200	337,348
Arcus Biosciences, Inc.†	24,530	1,074,414
Arena Pharmaceuticals, Inc.†	67,700	3,688,973

236

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Avidity Biosciences, Inc.†	21,700	$484,561
BioCryst Pharmaceuticals, Inc.†	20,800	250,848
Bluebird Bio, Inc.†	56,400	570,204
Century Therapeutics, Inc.†	17,500	334,425
Cymabay Therapeutics, Inc.†	134,800	446,188
Epizyme, Inc.†	17,400	56,898
Fate Therapeutics, Inc.†	12,800	704,128
FibroGen, Inc.†	20,900	261,459
Frequency Therapeutics, Inc.†#	101,100	515,610
Generation Bio Co.†	19,700	338,249
Intra-Cellular Therapies, Inc.†	9,800	396,704
Iovance Biotherapeutics, Inc.†	17,700	331,344
Karyopharm Therapeutics, Inc.†#	47,400	329,430
Lexicon Pharmaceuticals, Inc.†	116,000	531,280
MacroGenics, Inc.†	18,200	320,320
Myriad Genetics, Inc.†	29,382	759,819
NGM Biopharmaceuticals, Inc.†	59,300	1,068,586
Nuvalent, Inc., Class A†	14,292	304,848
Rallybio Corp.†	34,073	438,520
REGENXBIO, Inc.†	41,100	1,315,200
Scholar Rock Holding Corp.†	22,700	602,685
Singular Genomics Systems, Inc.†	68,200	778,844
Taysha Gene Therapies, Inc.†#	15,700	203,786
Theravance Biopharma, Inc.†	57,400	482,160
Travere Therapeutics, Inc.†	84,500	2,412,475
Turning Point Therapeutics, Inc.†	32,900	1,252,174
Vera Therapeutics, Inc.†	22,200	794,760
Wave Life Sciences, Ltd.†	28,100	109,590

		23,480,976

Medical - Drugs — 1.0%
Eagle Pharmaceuticals, Inc.†	20,700	986,976
Enanta Pharmaceuticals, Inc.†	2,600	229,528
Jounce Therapeutics, Inc.†	57,600	441,792
Kala Pharmaceuticals, Inc.†#	13,400	25,460
Lannett Co., Inc.†#	189,538	295,679
Lyell Immunopharma, Inc.†	45,100	430,705
NexImmune, Inc.†	26,800	211,720
Protagonist Therapeutics, Inc.†	42,200	1,418,764
Spectrum Pharmaceuticals, Inc.†#	103,500	163,530
Spero Therapeutics, Inc.†#	27,862	397,034
Zogenix, Inc.†	27,900	313,875

		4,915,063

Medical - HMO — 0.0%
Tivity Health, Inc.†	6,400	152,448

Medical - Hospitals — 0.7%
Tenet Healthcare Corp.†	42,500	3,096,975

Medical - Nursing Homes — 0.1%
National HealthCare Corp.	7,900	509,471

Medical - Outpatient/Home Medical — 0.2%
ModivCare, Inc.†	6,100	835,883

Medical - Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	25,600	502,528
Owens & Minor, Inc.	18,300	732,000

		1,234,528

Metal Processors & Fabrication — 0.1%
AZZ, Inc.	6,000	311,340
Mueller Industries, Inc.	1,000	55,330

		366,670

Security Description	Shares	Value (Note 2)

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	8,040	$385,759

Metal - Aluminum — 0.4%
Alcoa Corp.	18,200	846,846
Arconic Corp.†	35,100	937,872
Kaiser Aluminum Corp.	401	35,781

		1,820,499

Motion Pictures & Services — 0.1%
IMAX Corp.†	15,300	252,297
Lions Gate Entertainment Corp., Class A†	20,700	303,255

		555,552

Multimedia — 0.2%
E.W. Scripps Co., Class A	37,300	691,169
Entravision Communications Corp., Class A	54,435	404,452

		1,095,621

Networking Products — 0.2%
A10 Networks, Inc.	47,900	738,618

Night Clubs — 0.1%
RCI Hospitality Holdings, Inc.	4,300	272,233

Office Furnishings - Original — 0.3%
HNI Corp.	9,400	371,394
Steelcase, Inc., Class A	76,600	857,154

		1,228,548

Office Supplies & Forms — 0.3%
ACCO Brands Corp.	160,700	1,327,382

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	14,300	321,035
Patterson-UTI Energy, Inc.	62,300	439,838

		760,873

Oil Companies - Exploration & Production — 3.8%
Antero Resources Corp.†	131,500	2,309,140
Berry Corp.	119,000	968,660
CNX Resources Corp.†	82,800	1,129,392
Falcon Minerals Corp.	79,200	367,488
Magnolia Oil & Gas Corp., Class A	79,400	1,506,218
Matador Resources Co.	12,500	490,875
Oasis Petroleum, Inc.	8,500	1,019,150
Ovintiv, Inc.	144,400	5,019,344
PDC Energy, Inc.	66,100	3,333,423
Range Resources Corp.†	63,300	1,238,148
Southwestern Energy Co.†	58,100	260,288
Talos Energy, Inc.†	8,300	82,751
Whiting Petroleum Corp.†	7,300	472,237

		18,197,114

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	48,900	763,329
Delek US Holdings, Inc.†	34,392	539,267

		1,302,596

Oil - Field Services — 1.4%
Bristow Group, Inc.†	2,533	75,230
ChampionX Corp.†	51,300	1,047,033
Liberty Oilfield Services, Inc., Class A†	9,300	85,560
Matrix Service Co.†	68,600	596,134
MRC Global, Inc.†	87,500	602,000
National Energy Services Reunited Corp.†#	9,400	93,154
NexTier Oilfield Solutions, Inc.†	138,466	498,478
NOW, Inc.†	249,000	2,081,640
Oceaneering International, Inc.†	35,500	379,495
Oil States International, Inc.†	36,800	186,208

237

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services (continued)
ProPetro Holding Corp.†	49,800	$409,356
Select Energy Services, Inc., Class A†	76,900	440,637
Solaris Oilfield Infrastructure, Inc., Class A	13,600	93,024

		6,587,949

Paper & Related Products — 0.5%
Clearwater Paper Corp.†	3,014	121,314
Glatfelter Corp.	51,100	841,617
Neenah, Inc.	5,000	232,450
Schweitzer-Mauduit International, Inc.	27,300	783,510
Verso Corp., Class A	23,300	492,562

		2,471,453

Pastoral & Agricultural — 0.7%
Darling Ingredients, Inc.†	47,500	3,207,200

Pharmacy Services — 0.5%
Option Care Health, Inc.†	85,300	2,158,943

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	24,100	588,522

Precious Metals — 0.0%
Hecla Mining Co.	31,300	173,402

Printing - Commercial — 0.1%
Cimpress PLC†	1,000	77,830
Ennis, Inc.	10,092	191,950

		269,780

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	32,200	501,032

Publishing - Newspapers — 0.2%
TEGNA, Inc.	56,200	1,109,950

Real Estate Investment Trusts — 12.3%
Acadia Realty Trust	5,900	119,121
Agree Realty Corp.	32,850	2,219,346
Alexander & Baldwin, Inc.	41,675	918,100
American Assets Trust, Inc.	15,000	516,000
American Finance Trust, Inc.	29,200	231,848
Apollo Commercial Real Estate Finance, Inc.	12,800	173,184
Apple Hospitality REIT, Inc.	109,600	1,646,192
Ares Commercial Real Estate Corp.	35,800	526,976
Armada Hoffler Properties, Inc.	19,500	272,025
Blackstone Mtg. Trust, Inc., Class A	45,400	1,362,000
BrightSpire Capital, Inc.	4,300	40,205
Broadstone Net Lease, Inc.	38,600	965,000
CareTrust REIT, Inc.	31,900	644,699
Centerspace	11,700	1,195,623
Chatham Lodging Trust†	13,200	157,212
City Office REIT, Inc.	56,900	949,092
Corporate Office Properties Trust	39,000	1,000,740
Cousins Properties, Inc.	11,349	428,538
DiamondRock Hospitality Co.†	89,834	782,454
DigitalBridge Group, Inc.†	162,700	1,295,092
Dynex Capital, Inc.	10,500	175,560
Easterly Government Properties, Inc.	14,900	312,453
Ellington Financial, Inc.	83,550	1,384,424
Essential Properties Realty Trust, Inc.	19,700	532,491
First Industrial Realty Trust, Inc.	13,400	809,494
Four Corners Property Trust, Inc.	31,800	859,236
Getty Realty Corp.	34,646	1,057,742
Gladstone Commercial Corp.	48,700	1,082,114
Global Medical REIT, Inc.	8,800	143,792
Global Net Lease, Inc.	28,100	399,020
Granite Point Mtg. Trust, Inc.	14,600	180,018

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Great Ajax Corp.	752	$9,505
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,100	1,427,688
Healthcare Realty Trust, Inc.	35,500	1,111,860
Highwoods Properties, Inc.	8,800	380,160
Independence Realty Trust, Inc.	47,700	1,168,650
Industrial Logistics Properties Trust	10,800	239,328
Innovative Industrial Properties, Inc.#	2,200	565,026
Kite Realty Group Trust	77,474	1,558,777
KKR Real Estate Finance Trust, Inc.	49,600	1,023,248
Ladder Capital Corp.	106,800	1,216,452
Lexington Realty Trust	115,600	1,739,780
Mack-Cali Realty Corp.†	15,400	257,334
MFA Financial, Inc.	273,300	1,172,457
NETSTREIT Corp.	5,000	106,700
NexPoint Residential Trust, Inc.	1,037	77,340
Paramount Group, Inc.	25,900	206,164
PennyMac Mtg. Investment Trust	26,500	460,305
Phillips Edison & Co., Inc.	28,400	890,908
Physicians Realty Trust	71,900	1,281,977
Piedmont Office Realty Trust, Inc., Class A	52,300	908,974
Plymouth Industrial REIT, Inc.	14,400	428,400
PotlatchDeltic Corp.	34,100	1,846,174
Ready Capital Corp.	49,100	754,176
Redwood Trust, Inc.	136,600	1,751,212
Retail Opportunity Investments Corp.	59,100	1,037,796
RLJ Lodging Trust	36,926	464,898
Ryman Hospitality Properties, Inc.†	4,100	317,340
Sabra Health Care REIT, Inc.	52,100	673,653
SITE Centers Corp.	74,200	1,117,452
STAG Industrial, Inc.	70,100	3,054,958
Summit Hotel Properties, Inc.†	30,600	273,870
Sunstone Hotel Investors, Inc.†	146,072	1,587,803
Tanger Factory Outlet Centers, Inc.	24,600	487,326
Terreno Realty Corp.	37,300	2,840,395
TPG RE Finance Trust, Inc.	67,200	819,840
UMH Properties, Inc.	33,000	761,640
Urban Edge Properties	28,800	496,224
Urstadt Biddle Properties, Inc., Class A	12,300	232,224
Xenia Hotels & Resorts, Inc.†	72,100	1,129,807

		58,257,612

Real Estate Management/Services — 0.4%
Newmark Group, Inc., Class A	47,829	768,134
Realogy Holdings Corp.†	83,900	1,274,441

		2,042,575

Real Estate Operations & Development — 0.2%
Kennedy-Wilson Holdings, Inc.	51,000	1,106,190

Rental Auto/Equipment — 1.1%
Avis Budget Group, Inc.†	7,650	2,100,613
Herc Holdings, Inc.	5,900	1,005,655
PROG Holdings, Inc.	40,000	1,804,800
Rent-A-Center, Inc.	4,000	176,680

		5,087,748

Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	4,000	610,600

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A†	4,900	176,400
American Eagle Outfitters, Inc.	11,000	284,790
Caleres, Inc.	14,448	341,117
Genesco, Inc.†	8,500	537,200

		1,339,507

238

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Appliances — 0.1%
Conn’s, Inc.†	17,198	$376,292

Retail - Automobile — 0.9%
Group 1 Automotive, Inc.	7,900	1,538,525
Rush Enterprises, Inc., Class A	42,900	2,186,184
Sonic Automotive, Inc., Class A	11,800	529,938

		4,254,647

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	19,000	348,270

Retail - Building Products — 0.8%
Beacon Roofing Supply, Inc.†	13,100	653,821
GMS, Inc.†	52,800	2,949,936

		3,603,757

Retail - Discount — 0.1%
BJ’s Wholesale Club Holdings, Inc.†	4,600	304,290

Retail - Drug Store — 0.2%
Rite Aid Corp.†	59,700	735,504

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.	17,700	1,719,378

Retail - Office Supplies — 0.2%
ODP Corp.†	22,490	849,222

Retail - Pawn Shops — 0.1%
FirstCash, Inc.	5,000	319,200

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	19,400	484,806

Retail - Regional Department Stores — 0.9%
Dillard’s, Inc., Class A	1,100	301,290
Macy’s, Inc.	140,300	3,998,550

		4,299,840

Retail - Restaurants — 0.1%
Del Taco Restaurants, Inc.	35,600	272,696
Fiesta Restaurant Group, Inc.†	4,015	37,460

		310,156

Retail - Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.†	10,900	486,358
Zumiez, Inc.†	14,700	672,672

		1,159,030

Rubber - Tires — 0.4%
Goodyear Tire & Rubber Co.†	86,404	1,737,584

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	5,058	98,530

Satellite Telecom — 0.3%
EchoStar Corp., Class A†	41,600	1,138,592
Gogo, Inc.†#	41,500	532,030

		1,670,622

Savings & Loans/Thrifts — 2.3%
Axos Financial, Inc.†	25,600	1,449,216
Banc of California, Inc.	4,100	80,319
Berkshire Hills Bancorp, Inc.	37,900	1,012,309
Brookline Bancorp, Inc.	28,500	439,755
Flushing Financial Corp.	17,200	406,264
FS Bancorp, Inc.	2,900	94,134
HomeTrust Bancshares, Inc.	17,700	531,531
Investors Bancorp, Inc.	151,100	2,249,879
Northfield Bancorp, Inc.	56,200	946,970
OceanFirst Financial Corp.	53,200	1,096,452

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Pacific Premier Bancorp, Inc.	9,100	$352,625
Provident Financial Services, Inc.	52,477	1,235,309
Washington Federal, Inc.	31,300	1,016,937

		10,911,700

Semiconductor Equipment — 0.2%
Cohu, Inc.†	26,200	863,814
Veeco Instruments, Inc.†	6,100	162,138

		1,025,952

Steel - Producers — 0.5%
Cleveland-Cliffs, Inc.†#	42,200	858,770
Commercial Metals Co.	34,500	1,066,050
Schnitzer Steel Industries, Inc., Class A	7,500	360,750
United States Steel Corp.	8,200	185,402

		2,470,972

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	12,390	158,592

Telecom Services — 0.2%
ATN International, Inc.	4,800	183,408
Vonage Holdings Corp.†	45,400	936,148

		1,119,556

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	8,500	173,230
Harmonic, Inc.†	74,900	805,175

		978,405

Television — 0.9%
AMC Networks, Inc., Class A†	32,900	1,270,269
Gray Television, Inc.	94,700	1,952,714
Sinclair Broadcast Group, Inc., Class A#	48,000	1,119,840

		4,342,823

Theaters — 1.1%
AMC Entertainment Holdings, Inc., Class A†	149,600	5,077,424

Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	346,200	938,202

Transport - Air Freight — 0.2%
Atlas Air Worldwide Holdings, Inc.†	11,600	1,016,276

Transport - Marine — 0.2%
Costamare, Inc.	58,500	702,000
Dorian LPG, Ltd.	20,800	256,048
International Seaways, Inc.	7,200	105,120

		1,063,168

Transport - Services — 0.6%
Forward Air Corp.	1,000	98,750
Hub Group, Inc., Class A†	35,000	2,718,450
Radiant Logistics, Inc.†	21,100	159,094

		2,976,294

Transport - Truck — 1.1%
ArcBest Corp.	40,520	4,176,801
Covenant Logistics Group, Inc.†	3,800	95,266
Heartland Express, Inc.	24,720	413,813
Werner Enterprises, Inc.	10,200	460,122

		5,146,002

Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	471,900	1,019,304

239

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Water — 0.4%
American States Water Co.	22,300	$2,100,214

Wire & Cable Products — 0.0%
Belden, Inc.	3,100	191,177

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	10,200	291,210

Total Long-Term Investment Securities
(cost $386,330,769)		455,060,710

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(3) (cost $3,741,971)	3,741,971	3,741,971

REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $9,442,000 and collateralized by $8,986,100 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and having an approximate value of $9,630,925	$9,442,000	9,442,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $6,964,000 and collateralized by $7,302,400 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $7,103,293	6,964,000	6,964,000

Total Repurchase Agreements
(cost $16,406,000)		16,406,000

TOTAL INVESTMENTS
(cost $406,478,740)(2)	100.5%	475,208,681
Liabilities in excess of other assets	(0.5)	(2,521,993)

NET ASSETS	100.0%	$472,686,688

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)	See Note 5 for cost of investments on a tax basis.
(3)

At November 30, 2021, the Fund had loaned securities with a total value of $6,901,726. This was secured by collateral of $3,741,971, which was received in cash and subsequently invested in short-term investments currently valued at $3,741,971 as reported in the Portfolio of Investments. Additional collateral of $3,464,084 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$31,229
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	105,627
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	62,420
United States Treasury Bills	0.00%	12/09/2021 to 06/16/2022	128,571
United States Treasury Notes/Bonds	0.07% to 6.88%	12/31/2021 to 08/15/2051	3,136,237

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
147	Long	Russell 2000 E-Mini Index	December 2021	$17,308,518	$16,150,155	$(1,158,363)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

240

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$455,060,710	$—	$—	$455,060,710
Short-Term Investment Securities	3,741,971	—	—	3,741,971
Repurchase Agreements	—	16,406,000	—	16,406,000

Total Investments at Value	$458,802,681	$16,406,000	$—	$475,208,681

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,158,363	$—	$—	$1,158,363

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

241

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Applications Software	7.3%
Computers	6.8
Electronic Components — Semiconductors	4.8
Web Portals/ISP	4.3
E-Commerce/Products	4.1
Medical — Drugs	3.9
Diversified Banking Institutions	3.1
Internet Content — Entertainment	2.8
Auto — Cars/Light Trucks	2.8
Real Estate Investment Trusts	2.5
Finance — Credit Card	2.1
Electric — Integrated	2.0
Retail — Discount	1.7
Commercial Services — Finance	1.6
Insurance — Property/Casualty	1.6
Medical — HMO	1.6
Retail — Building Products	1.5
Medical — Biomedical/Gene	1.4
Medical Products	1.3
Cosmetics & Toiletries	1.3
Enterprise Software/Service	1.2
Diagnostic Equipment	1.2
Oil Companies — Integrated	1.2
Aerospace/Defense	1.2
Beverages — Non-alcoholic	1.2
Diversified Manufacturing Operations	1.1
Banks — Super Regional	1.1
Retail — Restaurants	1.1
Medical Instruments	1.0
Computer Services	1.0
Telephone — Integrated	1.0
Semiconductor Components — Integrated Circuits	0.9
Transport — Rail	0.8
Electronic Forms	0.8
Semiconductor Equipment	0.8
Cable/Satellite TV	0.8
Oil Companies — Exploration & Production	0.8
Multimedia	0.7
Networking Products	0.7
Insurance — Multi-line	0.6
Investment Management/Advisor Services	0.6
Transport — Services	0.6
Industrial Gases	0.6
Insurance Brokers	0.6
Banks — Commercial	0.6
Athletic Footwear	0.6
Tobacco	0.5
Computer Aided Design	0.5
Data Processing/Management	0.5
Finance — Other Services	0.5
Chemicals — Diversified	0.5
Pharmacy Services	0.5
Instruments — Controls	0.4
Repurchase Agreements	0.4
E-Commerce/Services	0.4
Medical Labs & Testing Services	0.3
Electronic Measurement Instruments	0.3
Food — Misc./Diversified	0.3
Distribution/Wholesale	0.3
Drug Delivery Systems	0.3
Food — Confectionery	0.3
Chemicals — Specialty	0.3
Finance — Investment Banker/Broker	0.3
Retail — Auto Parts	0.3
Insurance — Life/Health	0.3
Machinery — Construction & Mining	0.3
Entertainment Software	0.3
Building Products — Air & Heating	0.3
Banks — Fiduciary	0.3

Electronic Connectors	0.3
Machinery — Farming	0.3
Oil Refining & Marketing	0.2
Building — Residential/Commercial	0.2
Non-Hazardous Waste Disposal	0.2
Pipelines	0.2
Electric Products — Misc.	0.2
Retail — Major Department Stores	0.2
Airlines	0.2
Coatings/Paint	0.2
Oil — Field Services	0.2
Hotels/Motels	0.2
Machinery — Pumps	0.2
Machinery — General Industrial	0.2
Electric — Distribution	0.2
Medical — Hospitals	0.2
Medical — Wholesale Drug Distribution	0.2
Consumer Products — Misc.	0.2
Cellular Telecom	0.2
Consulting Services	0.2
Apparel Manufacturers	0.2
Commercial Services	0.2
Computers — Memory Devices	0.2
Auto — Heavy Duty Trucks	0.2
Metal — Copper	0.1
Auto/Truck Parts & Equipment — Original	0.1
Aerospace/Defense — Equipment	0.1
Decision Support Software	0.1
Diagnostic Kits	0.1
Containers — Paper/Plastic	0.1
Building Products — Cement	0.1
Transport — Truck	0.1
Brewery	0.1
Computer Data Security	0.1
Gold Mining	0.1
Wireless Equipment	0.1
Retail — Apparel/Shoe	0.1
Tools — Hand Held	0.1
Industrial Automated/Robotic	0.1
U.S. Government Treasuries	0.1
Respiratory Products	0.1
Cruise Lines	0.1
Casino Hotels	0.1
Food — Wholesale/Distribution	0.1
Food — Meat Products	0.1
Agricultural Operations	0.1
Energy — Alternate Sources	0.1
Agricultural Biotech	0.1
Retail — Drug Store	0.1
Real Estate Management/Services	0.1
Office Automation & Equipment	0.1
Steel — Producers	0.1
Water	0.1
Containers — Metal/Glass	0.1
Telecom Equipment — Fiber Optics	0.1
Computer Software	0.1
Food — Retail	0.1
Advertising Agencies	0.1
Broadcast Services/Program	0.1
Power Converter/Supply Equipment	0.1
E-Services/Consulting	0.1
Retail — Gardening Products	0.1
Agricultural Chemicals	0.1
Finance — Consumer Loans	0.1
Rental Auto/Equipment	0.1
Retail — Consumer Electronics	0.1
Web Hosting/Design	0.1
Retail — Automobile	0.1
Soap & Cleaning Preparation	0.1

242

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Gas — Distribution	0.1%
Retail — Perfume & Cosmetics	0.1
Medical Information Systems	0.1
Electronic Components — Misc.	0.1
Instruments — Scientific	0.1
Retail — Misc./Diversified	0.1
Casino Services	0.1
Registered Investment Companies	0.1

100.0%

*	Calculated as a percentage of net assets

243

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	64,671	$2,146,431
Omnicom Group, Inc.	35,227	2,371,129

		4,517,560

Aerospace/Defense — 1.2%
Boeing Co.†	90,526	17,910,569
General Dynamics Corp.	38,120	7,203,536
Lockheed Martin Corp.	40,492	13,496,793
Northrop Grumman Corp.	24,727	8,624,778
Raytheon Technologies Corp.	247,743	20,047,364
Teledyne Technologies, Inc.†	7,657	3,179,876
TransDigm Group, Inc.†	8,602	4,972,386

		75,435,302

Aerospace/Defense - Equipment — 0.1%
Howmet Aerospace, Inc.	63,423	1,784,089
L3Harris Technologies, Inc.	33,015	6,902,776

		8,686,865

Agricultural Biotech — 0.1%
Corteva, Inc.	120,626	5,428,170

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	35,341	2,141,311
Mosaic Co.	60,858	2,082,561

		4,223,872

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	91,903	5,717,286

Airlines — 0.2%
Alaska Air Group, Inc.†	20,576	999,376
American Airlines Group, Inc.†	106,377	1,881,809
Delta Air Lines, Inc.†	105,137	3,805,960
Southwest Airlines Co.†	97,207	4,315,991
United Airlines Holdings, Inc.†	53,169	2,246,922

		13,250,058

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	57,365	926,445
PVH Corp.	11,724	1,251,889
Ralph Lauren Corp.	7,990	927,160
Tapestry, Inc.	45,816	1,838,138
Under Armour, Inc., Class A†	30,994	731,148
Under Armour, Inc., Class C†	34,241	687,217
VF Corp.	53,543	3,840,639

		10,202,636

Appliances — 0.0%
Whirlpool Corp.	10,302	2,243,157

Applications Software — 7.3%
Intuit, Inc.	44,896	29,285,661
Microsoft Corp.	1,234,689	408,175,836
PTC, Inc.†	17,357	1,901,980
Roper Technologies, Inc.	17,321	8,039,542
ServiceNow, Inc.†	32,548	21,081,340

		468,484,359

Athletic Footwear — 0.6%
NIKE, Inc., Class B	209,988	35,538,369

Auto - Cars/Light Trucks — 2.8%
Ford Motor Co.	644,695	12,371,697
General Motors Co.†	238,517	13,802,979
Tesla, Inc.†	133,317	152,615,969

		178,790,645

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.2%
Cummins, Inc.	23,594	$4,948,841
PACCAR, Inc.	57,040	4,758,277

		9,707,118

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC†	44,444	7,126,596
BorgWarner, Inc.	39,397	1,705,102

		8,831,698

Banks - Commercial — 0.6%
Citizens Financial Group, Inc.	70,005	3,309,136
First Republic Bank	28,967	6,073,221
M&T Bank Corp.	21,142	3,099,629
Regions Financial Corp.	156,830	3,567,883
SVB Financial Group†	9,638	6,672,677
Truist Financial Corp.	219,311	13,007,335
Zions Bancorp NA	26,628	1,679,694

		37,409,575

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	130,473	7,148,616
Northern Trust Corp.	34,239	3,961,452
State Street Corp.	60,072	5,344,606

		16,454,674

Banks - Super Regional — 1.1%
Comerica, Inc.	22,004	1,815,990
Fifth Third Bancorp	113,484	4,783,350
Huntington Bancshares, Inc.	242,597	3,600,139
KeyCorp	157,131	3,526,020
PNC Financial Services Group, Inc.	69,826	13,755,722
US Bancorp	221,670	12,267,218
Wells Fargo & Co.	674,679	32,236,163

		71,984,602

Beverages - Non-alcoholic — 1.2%
Coca-Cola Co.	638,294	33,478,520
Monster Beverage Corp.†	61,696	5,168,891
PepsiCo, Inc.	227,080	36,282,843

		74,930,254

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	30,020	2,112,207

Brewery — 0.1%
Constellation Brands, Inc., Class A	27,643	6,228,797
Molson Coors Beverage Co., Class B	30,953	1,375,552

		7,604,349

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	27,781	646,464
Discovery, Inc., Class C†	49,903	1,133,297
Fox Corp., Class A	53,135	1,897,451
Fox Corp., Class B	24,368	818,765

		4,495,977

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	22,653	2,277,306

Building Products - Air & Heating — 0.3%
Carrier Global Corp.	142,562	7,715,455
Johnson Controls International PLC	117,018	8,748,266

		16,463,721

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	10,248	4,135,171

244

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Cement (continued)
Vulcan Materials Co.	21,799	$4,177,560

		8,312,731

Building Products - Wood — 0.0%
Masco Corp.	40,609	2,676,133

Building - Maintenance & Services — 0.0%
Rollins, Inc.	37,190	1,237,683

Building - Residential/Commercial — 0.2%
D.R. Horton, Inc.	53,553	5,232,128
Lennar Corp., Class A	45,132	4,741,117
NVR, Inc.†	553	2,889,613
PulteGroup, Inc.	42,640	2,133,279

		14,996,137

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	20,839	13,467,829
Comcast Corp., Class A	752,537	37,611,799
DISH Network Corp., Class A†	40,899	1,278,094

		52,357,722

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	56,485	2,011,996
MGM Resorts International	65,713	2,600,920
Wynn Resorts, Ltd.†	17,294	1,400,987

		6,013,903

Casino Services — 0.1%
Caesars Entertainment, Inc.†	35,066	3,158,395

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	96,369	10,485,911

Chemicals - Diversified — 0.5%
Celanese Corp.	18,256	2,763,228
Dow, Inc.	122,530	6,730,573
DuPont de Nemours, Inc.	85,938	6,355,974
Eastman Chemical Co.	22,309	2,326,606
FMC Corp.	21,145	2,118,518
LyondellBasell Industries NV, Class A	43,419	3,783,097
PPG Industries, Inc.	38,998	6,012,322

		30,090,318

Chemicals - Specialty — 0.3%
Albemarle Corp.	19,215	5,120,605
Ecolab, Inc.	40,893	9,056,573
International Flavors & Fragrances, Inc.	40,921	5,817,739

		19,994,917

Coatings/Paint — 0.2%
Sherwin-Williams Co.	39,799	13,183,021

Commercial Services — 0.2%
Cintas Corp.	14,380	6,071,092
Nielsen Holdings PLC	58,950	1,129,482
Quanta Services, Inc.	22,863	2,601,352

		9,801,926

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	69,512	16,049,626
Equifax, Inc.	20,018	5,578,016
FleetCor Technologies, Inc.†	13,572	2,811,168
Global Payments, Inc.	48,262	5,745,108
IHS Markit, Ltd.	65,492	8,371,187
MarketAxess Holdings, Inc.	6,243	2,201,844
Moody’s Corp.	26,615	10,396,884
PayPal Holdings, Inc.†	193,057	35,694,309

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
S&P Global, Inc.	39,596	$18,045,085

		104,893,227

Computer Aided Design — 0.5%
ANSYS, Inc.†	14,336	5,612,257
Autodesk, Inc.†	36,148	9,188,460
Cadence Design Systems, Inc.†	45,475	8,069,994
Synopsys, Inc.†	25,068	8,548,188

		31,418,899

Computer Data Security — 0.1%
Fortinet, Inc.†	22,272	7,396,754

Computer Services — 1.0%
Accenture PLC, Class A	104,188	37,236,791
Cognizant Technology Solutions Corp., Class A	86,355	6,733,963
DXC Technology Co.†	41,388	1,241,226
International Business Machines Corp.	147,264	17,244,614
Leidos Holdings, Inc.	23,259	2,044,699

		64,501,293

Computer Software — 0.1%
Akamai Technologies, Inc.†	26,753	3,015,063
Citrix Systems, Inc.	20,411	1,641,657

		4,656,720

Computers — 6.8%
Apple, Inc.	2,580,094	426,489,538
Hewlett Packard Enterprise Co.	214,563	3,078,979
HP, Inc.	197,365	6,963,037

		436,531,554

Computers - Memory Devices — 0.2%
NetApp, Inc.	36,805	3,271,228
Seagate Technology Holdings PLC	34,403	3,532,156
Western Digital Corp.†	50,350	2,912,244

		9,715,628

Consulting Services — 0.2%
Gartner, Inc.†	13,743	4,291,252
Verisk Analytics, Inc.	26,510	5,961,303

		10,252,555

Consumer Products - Misc. — 0.2%
Clorox Co.	20,178	3,285,987
Kimberly-Clark Corp.	55,330	7,210,053

		10,496,040

Containers - Metal/Glass — 0.1%
Ball Corp.	53,662	5,014,714

Containers - Paper/Plastic — 0.1%
Amcor PLC	253,315	2,867,526
Packaging Corp. of America	15,607	2,038,118
Sealed Air Corp.	24,627	1,529,829
WestRock Co.	43,869	1,903,476

		8,338,949

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	138,588	10,396,872
Estee Lauder Cos., Inc., Class A	38,100	12,651,867
Procter & Gamble Co.	398,823	57,661,829

		80,710,568

Cruise Lines — 0.1%
Carnival Corp.†#	131,199	2,311,726
Norwegian Cruise Line Holdings, Ltd.†#	60,796	1,186,130

245

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd.†	36,824	$2,571,052

		6,068,908

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	19,086	3,217,327
Fidelity National Information Services, Inc.	101,486	10,605,287
Fiserv, Inc.†	97,920	9,451,239
Jack Henry & Associates, Inc.	12,205	1,850,644
Paychex, Inc.	52,617	6,271,946

		31,396,443

Decision Support Software — 0.1%
MSCI, Inc.	13,545	8,525,900

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	35,908	1,750,156

Diagnostic Equipment — 1.2%
Danaher Corp.	104,391	33,576,321
PerkinElmer, Inc.	18,420	3,355,387
Thermo Fisher Scientific, Inc.	64,638	40,904,866

		77,836,574

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	13,978	8,499,602

Dialysis Centers — 0.0%
DaVita, Inc.†	11,020	1,041,390

Disposable Medical Products — 0.0%
Teleflex, Inc.	7,689	2,286,862

Distribution/Wholesale — 0.3%
Copart, Inc.†	34,983	5,078,132
Fastenal Co.	94,429	5,587,364
LKQ Corp.	44,421	2,483,134
Pool Corp.	6,589	3,651,097
WW Grainger, Inc.	7,187	3,459,893

		20,259,620

Diversified Banking Institutions — 3.1%
Bank of America Corp.	1,216,653	54,104,559
Citigroup, Inc.	332,999	21,212,036
Goldman Sachs Group, Inc.	55,385	21,101,131
JPMorgan Chase & Co.	490,951	77,977,747
Morgan Stanley	239,819	22,739,638

		197,135,111

Diversified Manufacturing Operations — 1.1%
3M Co.	95,070	16,165,703
A.O. Smith Corp.	21,884	1,729,930
Eaton Corp. PLC	65,490	10,613,309
General Electric Co.	180,345	17,130,972
Illinois Tool Works, Inc.	47,092	10,932,408
Parker-Hannifin Corp.	21,204	6,404,880
Textron, Inc.	36,826	2,607,281
Trane Technologies PLC	39,039	7,286,629

		72,871,112

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	47,185	11,189,451
DexCom, Inc.†	15,896	8,942,931

		20,132,382

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	71,559	250,962,422
eBay, Inc.	106,804	7,204,998

Security Description	Shares	Value (Note 2)

E-Commerce/Products (continued)
Etsy, Inc.†	20,796	$5,710,166

		263,877,586

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	6,746	14,179,080
Cars.com, Inc.†	1	17
Expedia Group, Inc.†	23,872	3,845,540
Match Group, Inc.†	45,480	5,911,945

		23,936,582

E-Services/Consulting — 0.1%
CDW Corp.	22,590	4,277,642

Electric Products - Misc. — 0.2%
AMETEK, Inc.	37,987	5,185,226
Emerson Electric Co.	98,218	8,627,469

		13,812,695

Electric - Distribution — 0.2%
Consolidated Edison, Inc.	58,060	4,507,778
Sempra Energy	52,465	6,288,980

		10,796,758

Electric - Integrated — 2.0%
AES Corp.	109,482	2,559,689
Alliant Energy Corp.	41,117	2,252,800
Ameren Corp.	42,249	3,447,096
American Electric Power Co., Inc.	82,191	6,661,581
CenterPoint Energy, Inc.	97,411	2,523,919
CMS Energy Corp.	47,590	2,800,671
Dominion Energy, Inc.	132,834	9,457,781
DTE Energy Co.	31,833	3,448,787
Duke Energy Corp.	126,401	12,262,161
Edison International	62,385	4,072,493
Entergy Corp.	33,017	3,312,926
Evergy, Inc.	37,673	2,384,701
Eversource Energy	56,460	4,644,964
Exelon Corp.	160,657	8,471,444
FirstEnergy Corp.	89,410	3,367,181
NextEra Energy, Inc.	322,315	27,970,496
Pinnacle West Capital Corp.	18,531	1,205,442
PPL Corp.	126,445	3,518,964
Public Service Enterprise Group, Inc.	83,066	5,190,794
Southern Co.	173,964	10,629,200
WEC Energy Group, Inc.	51,826	4,505,234
Xcel Energy, Inc.	88,465	5,637,874

		130,326,198

Electronic Components - Misc. — 0.1%
Garmin, Ltd.	24,963	3,333,559

Electronic Components - Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	199,289	31,561,399
Broadcom, Inc.	67,405	37,320,800
Intel Corp.	666,561	32,794,801
IPG Photonics Corp.†	5,889	966,915
Microchip Technology, Inc.	90,048	7,512,705
Micron Technology, Inc.	184,960	15,536,640
Monolithic Power Systems, Inc.	7,092	3,925,138
NVIDIA Corp.	409,433	133,786,327
Qorvo, Inc.†	18,261	2,670,306
Skyworks Solutions, Inc.	27,133	4,114,991
Texas Instruments, Inc.	151,682	29,179,066
Xilinx, Inc.	40,659	9,288,549

		308,657,637

246

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 0.3%
Amphenol Corp., Class A	98,281	$7,919,483
TE Connectivity, Ltd.	53,890	8,295,288

		16,214,771

Electronic Forms — 0.8%
Adobe, Inc.†	78,272	52,430,499

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	49,855	7,523,119
Fortive Corp.	58,883	4,349,687
Keysight Technologies, Inc.†	30,268	5,886,521
Trimble, Inc.†	41,341	3,549,952

		21,309,279

Electronic Security Devices — 0.0%
Allegion PLC	14,737	1,822,083

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc.†	22,118	5,529,500

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	21,410	3,052,210

Enterprise Software/Service — 1.2%
Ceridian HCM Holding, Inc.†	22,160	2,424,304
Oracle Corp.	270,646	24,558,418
Paycom Software, Inc.†	7,898	3,455,217
salesforce.com, Inc.†	159,621	45,485,600
Tyler Technologies, Inc.†	6,710	3,482,356

		79,405,895

Entertainment Software — 0.3%
Activision Blizzard, Inc.	127,777	7,487,732
Electronic Arts, Inc.	46,757	5,808,154
Take-Two Interactive Software, Inc.†	19,144	3,175,607

		16,471,493

Finance - Consumer Loans — 0.1%
Synchrony Financial	93,601	4,192,389

Finance - Credit Card — 2.1%
American Express Co.	105,725	16,101,917
Capital One Financial Corp.	73,296	10,300,287
Discover Financial Services	49,202	5,306,436
Mastercard, Inc., Class A	143,130	45,074,499
Visa, Inc., Class A	277,278	53,728,158
Western Union Co.	66,763	1,056,191

		131,567,488

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	246,650	19,088,243

Finance - Other Services — 0.5%
Cboe Global Markets, Inc.	17,518	2,258,771
CME Group, Inc.	59,005	13,011,782
Intercontinental Exchange, Inc.	92,526	12,094,999
Nasdaq, Inc.	19,230	3,908,113

		31,273,665

Food - Confectionery — 0.3%
Hershey Co.	23,893	4,240,769
J.M. Smucker Co.	17,801	2,251,292
Mondelez International, Inc., Class A	229,660	13,536,160

		20,028,221

Food - Meat Products — 0.1%
Hormel Foods Corp.#	46,312	1,917,317
Tyson Foods, Inc., Class A	48,438	3,824,664

		5,741,981

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.3%
Campbell Soup Co.	33,360	$1,345,409
Conagra Brands, Inc.	78,918	2,410,945
General Mills, Inc.	99,611	6,152,971
Kellogg Co.	42,005	2,569,866
Kraft Heinz Co.	116,643	3,920,371
Lamb Weston Holdings, Inc.	23,843	1,237,929
McCormick & Co., Inc.	40,942	3,513,642

		21,151,133

Food - Retail — 0.1%
Kroger Co.	111,721	4,639,773

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	84,052	5,887,002

Gas - Distribution — 0.1%
Atmos Energy Corp.	21,489	1,940,887
NiSource, Inc.	64,473	1,580,233

		3,521,120

Gold Mining — 0.1%
Newmont Corp.	131,296	7,210,776

Home Decoration Products — 0.0%
Newell Brands, Inc.	62,205	1,335,541

Home Furnishings — 0.0%
Leggett & Platt, Inc.	21,901	884,581

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	45,788	6,184,585
Marriott International, Inc., Class A†	44,944	6,631,937

		12,816,522

Human Resources — 0.0%
Robert Half International, Inc.	18,397	2,045,194

Independent Power Producers — 0.0%
NRG Energy, Inc.	40,217	1,448,616

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	19,063	6,408,981

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	36,370	10,454,193
Linde PLC	84,846	26,992,906

		37,447,099

Instruments - Controls — 0.4%
Honeywell International, Inc.	113,432	22,940,487
Mettler-Toledo International, Inc.†	3,798	5,750,666

		28,691,153

Instruments - Scientific — 0.1%
Waters Corp.†	10,082	3,307,602

Insurance Brokers — 0.6%
Aon PLC, Class A	37,090	10,970,109
Arthur J. Gallagher & Co.	33,969	5,533,550
Brown & Brown, Inc.	38,402	2,473,473
Marsh & McLennan Cos., Inc.	83,238	13,652,697
Willis Towers Watson PLC	21,201	4,788,034

		37,417,863

Insurance - Life/Health — 0.3%
Aflac, Inc.	101,386	5,489,038
Globe Life, Inc.	15,376	1,330,639
Lincoln National Corp.	29,023	1,925,096
Principal Financial Group, Inc.	41,010	2,812,466

247

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health (continued)
Prudential Financial, Inc.	63,551	$6,498,725

		18,055,964

Insurance - Multi-line — 0.6%
Allstate Corp.	48,580	5,281,618
American International Group, Inc.(1)	140,509	7,390,773
Chubb, Ltd.	72,085	12,937,095
Cincinnati Financial Corp.	24,628	2,805,129
Hartford Financial Services Group, Inc.	57,042	3,770,476
Loews Corp.	33,393	1,785,190
MetLife, Inc.	119,669	7,019,784

		40,990,065

Insurance - Property/Casualty — 1.6%
Assurant, Inc.	9,663	1,469,742
Berkshire Hathaway, Inc., Class B†	304,556	84,267,600
Progressive Corp.	96,142	8,935,437
Travelers Cos., Inc.	40,991	6,023,627
WR Berkley Corp.	23,043	1,766,016

		102,462,422

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	6,551	1,679,545

Internet Content - Entertainment — 2.8%
Meta Platforms, Inc.†	391,658	127,077,355
Netflix, Inc.†	72,718	46,677,684
Twitter, Inc.†	131,105	5,760,754

		179,515,793

Internet Infrastructure Software — 0.0%
F5, Inc.†	9,909	2,255,090

Internet Security — 0.0%
NortonLifeLock, Inc.	95,503	2,373,250

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	18,688	5,412,045
BlackRock, Inc.	23,505	21,262,858
Franklin Resources, Inc.	46,266	1,499,018
Invesco, Ltd.	56,097	1,252,646
Raymond James Financial, Inc.	30,429	2,990,866
T. Rowe Price Group, Inc.	37,286	7,455,336

		39,872,769

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	89,949	17,391,639

Machinery - Farming — 0.3%
Deere & Co.	46,639	16,115,640

Machinery - General Industrial — 0.2%
IDEX Corp.	12,486	2,804,231
Otis Worldwide Corp.	70,119	5,637,567
Westinghouse Air Brake Technologies Corp.	31,058	2,757,019

		11,198,817

Machinery - Pumps — 0.2%
Dover Corp.	23,653	3,875,544
Ingersoll Rand, Inc.	66,569	3,883,636
Xylem, Inc.	29,601	3,584,977

		11,344,157

Medical Information Systems — 0.1%
Cerner Corp.	48,564	3,421,334

Medical Instruments — 1.0%
Bio-Techne Corp.	6,390	3,016,272
Boston Scientific Corp.†	233,938	8,906,019

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Edwards Lifesciences Corp.†	102,412	$10,989,832
Intuitive Surgical, Inc.†	58,605	19,007,946
Medtronic PLC	220,802	23,559,573

		65,479,642

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	27,987	3,600,807
Charles River Laboratories International, Inc.†	8,280	3,029,404
IQVIA Holdings, Inc.†	31,482	8,157,931
Laboratory Corp. of America Holdings†	15,888	4,533,323
Quest Diagnostics, Inc.	20,074	2,984,602

		22,306,067

Medical Products — 1.3%
Abbott Laboratories	291,272	36,633,279
ABIOMED, Inc.†	7,456	2,347,000
Align Technology, Inc.†	12,073	7,383,002
Baxter International, Inc.	82,135	6,124,807
Cooper Cos., Inc.	8,091	3,046,019
Henry Schein, Inc.†	22,951	1,630,898
Hologic, Inc.†	41,648	3,112,355
STERIS PLC	16,390	3,581,707
Stryker Corp.	55,141	13,048,015
West Pharmaceutical Services, Inc.	12,155	5,380,532
Zimmer Biomet Holdings, Inc.	34,312	4,103,715

		86,391,329

Medical - Biomedical/Gene — 1.4%
Amgen, Inc.	93,297	18,554,907
Bio-Rad Laboratories, Inc., Class A†	3,531	2,659,549
Biogen, Inc.†	24,486	5,772,330
Gilead Sciences, Inc.	205,999	14,199,511
Illumina, Inc.†	24,103	8,805,549
Incyte Corp.†	30,841	2,088,552
Moderna, Inc.†	57,697	20,334,154
Regeneron Pharmaceuticals, Inc.†	17,269	10,992,237
Vertex Pharmaceuticals, Inc.†	42,624	7,968,131

		91,374,920

Medical - Drugs — 3.9%
AbbVie, Inc.	290,345	33,470,972
Bristol-Myers Squibb Co.	365,091	19,579,830
Eli Lilly & Co.	130,447	32,356,074
Johnson & Johnson	432,514	67,441,908
Merck & Co., Inc.	415,902	31,155,219
Organon & Co.	41,652	1,217,488
Pfizer, Inc.	921,173	49,494,625
Zoetis, Inc.	77,868	17,289,811

		252,005,927

Medical - Generic Drugs — 0.0%
Viatris, Inc.	198,685	2,445,812

Medical - HMO — 1.6%
Anthem, Inc.	40,059	16,273,168
Centene Corp.†	95,794	6,840,650
Humana, Inc.	21,113	8,861,337
UnitedHealth Group, Inc.	154,920	68,818,562

		100,793,717

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	40,501	9,136,621
Universal Health Services, Inc., Class B	12,466	1,480,088

		10,616,709

248

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	24,580	$2,845,135
Cardinal Health, Inc.	47,671	2,203,830
McKesson Corp.	25,413	5,508,522

		10,557,487

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	241,201	8,943,733

Multimedia — 0.7%
ViacomCBS, Inc., Class B	99,535	3,080,608
Walt Disney Co.†	298,552	43,260,185

		46,340,793

Networking Products — 0.7%
Arista Networks, Inc.†	36,804	4,565,904
Cisco Systems, Inc.	692,389	37,970,613

		42,536,517

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	34,523	4,566,012
Waste Management, Inc.	63,651	10,226,806

		14,792,818

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	8,774	5,165,956

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	13,618	2,792,643

Oil Companies - Exploration & Production — 0.8%
APA Corp.	62,109	1,600,549
ConocoPhillips	220,010	15,429,301
Coterra Energy, Inc.	133,479	2,680,258
Devon Energy Corp.	103,444	4,350,855
Diamondback Energy, Inc.	27,962	2,984,384
EOG Resources, Inc.	95,927	8,345,649
Hess Corp.	45,282	3,374,415
Marathon Oil Corp.	129,533	2,006,466
Occidental Petroleum Corp.	145,741	4,321,221
Pioneer Natural Resources Co.	37,276	6,647,056

		51,740,154

Oil Companies - Integrated — 1.2%
Chevron Corp.	317,740	35,863,314
Exxon Mobil Corp.	695,570	41,622,909

		77,486,223

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	104,856	6,380,488
Phillips 66	71,961	4,977,542
Valero Energy Corp.	67,169	4,496,293

		15,854,323

Oil - Field Services — 0.2%
Baker Hughes Co.	136,120	3,177,041
Halliburton Co.	146,308	3,158,790
Schlumberger NV	229,761	6,589,545

		12,925,376

Paper & Related Products — 0.0%
International Paper Co.	64,214	2,923,021

Pharmacy Services — 0.5%
Cigna Corp.	55,879	10,723,180
CVS Health Corp.	216,805	19,308,653

		30,031,833

Security Description	Shares	Value (Note 2)

Pipelines — 0.2%
Kinder Morgan, Inc.	320,253	$4,951,111
ONEOK, Inc.	73,222	4,381,604
Williams Cos., Inc.	199,616	5,347,713

		14,680,428

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	10,371	4,368,680

Publishing - Newspapers — 0.0%
News Corp., Class A	64,276	1,389,647
News Corp., Class B	20,007	431,151

		1,820,798

Racetracks — 0.0%
Penn National Gaming, Inc.†	27,285	1,397,811

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	22,780	4,557,595
American Tower Corp.	74,779	19,627,992
AvalonBay Communities, Inc.	22,939	5,479,439
Boston Properties, Inc.#	23,349	2,517,956
Crown Castle International Corp.	71,009	12,898,785
Digital Realty Trust, Inc.	46,430	7,788,168
Duke Realty Corp.	62,161	3,625,851
Equinix, Inc.	14,746	11,976,701
Equity Residential	55,986	4,776,166
Essex Property Trust, Inc.	10,685	3,626,916
Extra Space Storage, Inc.	21,984	4,396,800
Federal Realty Investment Trust	11,499	1,410,582
Healthpeak Properties, Inc.	88,552	2,909,819
Host Hotels & Resorts, Inc.†	117,305	1,841,689
Iron Mountain, Inc.	47,558	2,161,036
Kimco Realty Corp.	100,800	2,259,936
Mid-America Apartment Communities, Inc.	19,062	3,931,538
Prologis, Inc.	121,458	18,309,793
Public Storage	25,047	8,199,887
Realty Income Corp.	90,519	6,148,050
Regency Centers Corp.	25,119	1,741,751
SBA Communications Corp.	17,999	6,188,056
Simon Property Group, Inc.	53,990	8,251,832
UDR, Inc.	45,845	2,600,787
Ventas, Inc.	64,648	3,033,284
Vornado Realty Trust	26,123	1,048,577
Welltower, Inc.	69,427	5,527,778
Weyerhaeuser Co.	123,189	4,633,138

		161,469,902

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	55,161	5,271,737

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	11,894	4,028,974

Respiratory Products — 0.1%
ResMed, Inc.	23,908	6,092,954

Retail - Apparel/Shoe — 0.1%
Gap, Inc.	35,363	584,550
Ross Stores, Inc.	58,675	6,400,856

		6,985,406

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	10,752	2,373,181
AutoZone, Inc.†	3,540	6,432,428
Genuine Parts Co.	23,530	3,005,722
O’Reilly Automotive, Inc.†	11,329	7,229,715

		19,041,046

249

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Automobile — 0.1%
CarMax, Inc.†	26,770	$3,781,263

Retail - Building Products — 1.5%
Home Depot, Inc.	174,692	69,983,362
Lowe’s Cos., Inc.	116,141	28,406,927

		98,390,289

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	37,037	3,957,774

Retail - Discount — 1.7%
Costco Wholesale Corp.	72,631	39,175,709
Dollar General Corp.	38,808	8,588,211
Dollar Tree, Inc.†	38,110	5,100,261
Target Corp.	81,283	19,820,047
Walmart, Inc.	234,799	33,019,783

		105,704,011

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	117,957	5,284,474

Retail - Gardening Products — 0.1%
Tractor Supply Co.	18,786	4,233,049

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	198,225	13,756,815

Retail - Misc./Diversified — 0.1%
Bath & Body Works, Inc.	43,498	3,268,005

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	8,997	3,454,398

Retail - Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	4,616	7,585,981
Darden Restaurants, Inc.	21,411	2,953,647
Domino’s Pizza, Inc.	6,055	3,173,668
McDonald’s Corp.	122,698	30,011,931
Starbucks Corp.	193,725	21,240,009
Yum! Brands, Inc.	48,574	5,966,830

		70,932,066

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	70,313	1,198,134

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	88,376	15,929,774
NXP Semiconductors NV	43,561	9,729,785
QUALCOMM, Inc.	185,329	33,463,004

		59,122,563

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	150,166	22,102,934
KLA Corp.	25,095	10,242,022
Lam Research Corp.	23,413	15,917,328
Teradyne, Inc.	27,105	4,143,541

		52,405,825

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	6,595	1,170,678

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	40,342	3,605,768

Steel - Producers — 0.1%
Nucor Corp.	48,254	5,127,470

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	126,285	4,683,911

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	53,422	1,663,027

Security Description	Shares	Value (Note 2)

Telephone - Integrated — 1.0%
AT&T, Inc.	1,173,094	$26,781,736
Lumen Technologies, Inc.	163,430	2,016,726
Verizon Communications, Inc.	680,217	34,194,509

		62,992,971

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	9,187	1,542,222

Theaters — 0.0%
Live Nation Entertainment, Inc.†	21,647	2,308,653

Tobacco — 0.5%
Altria Group, Inc.	302,980	12,919,067
Philip Morris International, Inc.	256,067	22,006,398

		34,925,465

Tools - Hand Held — 0.1%
Snap-on, Inc.	8,867	1,825,804
Stanley Black & Decker, Inc.	26,774	4,679,024

		6,504,828

Toys — 0.0%
Hasbro, Inc.	21,264	2,060,694

Transport - Rail — 0.8%
CSX Corp.	370,411	12,838,445
Kansas City Southern	14,945	4,346,753
Norfolk Southern Corp.	40,577	10,763,861
Union Pacific Corp.	107,143	25,247,177

		53,196,236

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.	21,640	2,057,748
Expeditors International of Washington, Inc.	27,913	3,394,779
FedEx Corp.	40,411	9,309,482
United Parcel Service, Inc., Class B	119,657	23,736,359

		38,498,368

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	13,827	2,643,169
Old Dominion Freight Line, Inc.	15,412	5,473,880

		8,117,049

Water — 0.1%
American Water Works Co., Inc.	29,820	5,026,757

Water Treatment Systems — 0.0%
Pentair PLC	27,251	2,008,126

Web Hosting/Design — 0.1%
VeriSign, Inc.†	15,991	3,836,401

Web Portals/ISP — 4.3%
Alphabet, Inc., Class A†	49,468	140,387,710
Alphabet, Inc., Class C†	46,291	131,884,911

		272,272,621

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	27,820	7,043,468

Total Long-Term Investment Securities
(cost $2,135,993,822)		6,367,601,448

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	1,962,987	1,962,987

250

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.06% due 08/11/2022(4)	$2,500,000	$2,497,716
0.07% due 06/16/2022(4)	3,100,000	3,098,388
0.10% due 10/06/2022(4)	700,000	698,874

		6,294,978

Total Short-Term Investment Securities
(cost $8,260,123)		8,257,965

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 11/30/2021, to be repurchased 12/01/2021 in the amount $26,955,000 collateralized by $28,264,800 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate value of $27,494,132 (cost $26,955,000)	26,955,000	$26,955,000

TOTAL INVESTMENTS
(cost $2,171,208,945)(5)	100.0%	6,402,814,413
Other assets less liabilities	0.0	2,994,907

NET ASSETS	100.0%	$6,405,809,320

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of November 30, 2021.
(3)

At November 30, 2021, the Fund had loaned securities with a total value of $8,579,593. This was secured by collateral of $1,962,987, which was received in cash and subsequently invested in short-term investments currently valued at $1,962,987 as reported in the Portfolio of Investments. Additional collateral of $7,123,250 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$702,625
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	2,376,499
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	1,404,375
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 11/15/2050	2,639,751

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
183	Long	S&P 500 E-Mini Index	December 2021	$41,447,420	$41,781,187	$333,767

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$6,367,601,448	$—	$—	$6,367,601,448
Short-Term Investment Securities:
Registered Investment Companies	1,962,987	—	—	1,962,987
U.S. Government Treasuries	—	6,294,978	—	6,294,978
Repurchase Agreements	—	26,955,000	—	26,955,000

Total Investments at Value	$6,369,564,435	$33,249,978	$—	$6,402,814,413

Other Financial Instruments:†

Futures Contracts	$333,767	$—	$—	$333,767

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

251

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Applications Software	6.0%
Computers	5.5
Electronic Components — Semiconductors	3.9
Web Portals/ISP	3.5
E-Commerce/Products	3.4
Medical — Drugs	2.8
Internet Content — Entertainment	2.1
Diversified Banking Institutions	2.0
Enterprise Software/Service	1.9
Real Estate Investment Trusts	1.8
Insurance — Property/Casualty	1.7
Computer Services	1.7
Exchange — Traded Funds	1.7
Retail — Discount	1.6
Auto — Cars/Light Trucks	1.6
Medical — HMO	1.6
Medical — Biomedical/Gene	1.5
Medical Products	1.5
Commercial Services — Finance	1.4
Retail — Building Products	1.3
Finance — Credit Card	1.1
Distribution/Wholesale	1.1
Electric — Integrated	1.1
Cosmetics & Toiletries	1.0
Diversified Manufacturing Operations	0.9
Diagnostic Equipment	0.9
Semiconductor Equipment	0.9
Retail — Restaurants	0.9
Investment Management/Advisor Services	0.9
Banks — Commercial	0.8
Transport — Services	0.7
Retail — Auto Parts	0.7
Cable/Satellite TV	0.7
Semiconductor Components — Integrated Circuits	0.7
Finance — Investment Banker/Broker	0.7
Data Processing/Management	0.7
Computer Software	0.6
Beverages — Non-alcoholic	0.6
Medical Labs & Testing Services	0.6
Food — Misc./Diversified	0.6
Apparel Manufacturers	0.6
Electronic Forms	0.6
Food — Retail	0.6
Computer Aided Design	0.6
Telephone — Integrated	0.6
Banks — Super Regional	0.5
Medical Instruments	0.5
Diagnostic Kits	0.5
Insurance — Multi-line	0.5
Chemicals — Diversified	0.5
Insurance Brokers	0.5
Electronic Measurement Instruments	0.5
Transport — Truck	0.5
Multimedia	0.5
Pharmacy Services	0.5
Networking Products	0.5
Registered Investment Companies	0.4
Consumer Products — Misc.	0.4
Oil Companies — Integrated	0.4
Retail — Apparel/Shoe	0.4
Containers — Paper/Plastic	0.4
Athletic Footwear	0.4
Building — Residential/Commercial	0.4
Private Equity	0.4
Retail — Automobile	0.4
Broadcast Services/Program	0.4
Pipelines	0.4
Machinery — General Industrial	0.4
Building Products — Air & Heating	0.4

Coatings/Paint	0.4
Aerospace/Defense	0.4
Machinery — Farming	0.4
Tobacco	0.4
Machinery — Pumps	0.3
Computer Data Security	0.3
Insurance — Life/Health	0.3
Chemicals — Specialty	0.3
Real Estate Management/Services	0.3
Steel — Producers	0.3
Building & Construction Products — Misc.	0.3
Consulting Services	0.3
Food — Confectionery	0.3
Entertainment Software	0.3
Oil Companies — Exploration & Production	0.3
Transport — Rail	0.3
Finance — Other Services	0.3
Electronic Parts Distribution	0.3
Instruments — Controls	0.3
Retail — Misc./Diversified	0.3
Publishing — Newspapers	0.3
Auto/Truck Parts & Equipment — Original	0.2
Commercial Services	0.2
Electronic Components — Misc.	0.2
Human Resources	0.2
Retail — Catalog Shopping	0.2
Medical — Wholesale Drug Distribution	0.2
Finance — Auto Loans	0.2
Wireless Equipment	0.2
Retail — Sporting Goods	0.2
Finance — Consumer Loans	0.2
Retail — Gardening Products	0.2
Machinery — Construction & Mining	0.2
Independent Power Producers	0.2
Web Hosting/Design	0.2
Electric Products — Misc.	0.2
Radio	0.2
Office Automation & Equipment	0.2
Banks — Fiduciary	0.2
Gas — Distribution	0.2
Medical — Hospitals	0.2
E-Commerce/Services	0.2
Brewery	0.2
Computers — Memory Devices	0.2
Industrial Automated/Robotic	0.2
Food — Meat Products	0.2
Internet Security	0.2
Medical — Generic Drugs	0.2
Building Products — Cement	0.2
Agricultural Operations	0.2
Retail — Consumer Electronics	0.2
Non — Hazardous Waste Disposal	0.2
Medical — Outpatient/Home Medical	0.2
Advertising Agencies	0.2
Containers — Metal/Glass	0.2
Retail — Home Furnishings	0.2
Tools — Hand Held	0.2
Toys	0.2
Software Tools	0.2
Television	0.2
Engineering/R&D Services	0.1
Funeral Services & Related Items	0.1
Metal — Copper	0.1
Home Furnishings	0.1
Building — Maintenance & Services	0.1
Recreational Vehicles	0.1
Rental Auto/Equipment	0.1
Communications Software	0.1
Medical Information Systems	0.1

252

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited) — (continued)

Industry Allocation* (continued)

Food — Baking	0.1%
Lighting Products & Systems	0.1
Retail — Regional Department Stores	0.1
Telecom Equipment — Fiber Optics	0.1
Auto — Heavy Duty Trucks	0.1
Instruments — Scientific	0.1
Respiratory Products	0.1
Oil Field Machinery & Equipment	0.1
Internet Application Software	0.1
Hotels/Motels	0.1
Building Products — Wood	0.1
Computers — Integrated Systems	0.1
Retail — Convenience Store	0.1
Retail — Drug Store	0.1
Internet Infrastructure Software	0.1
Retail — Floor Coverings	0.1
Machinery — Electrical	0.1
Drug Delivery Systems	0.1
Agricultural Chemicals	0.1
Vitamins & Nutrition Products	0.1
Aerospace/Defense — Equipment	0.1
Paper & Related Products	0.1
Resorts/Theme Parks	0.1
Poultry	0.1
Audio/Video Products	0.1
Machine Tools & Related Products	0.1
Casino Hotels	0.1
Oil — Field Services	0.1
E-Services/Consulting	0.1
Retail — Perfume & Cosmetics	0.1
Agricultural Biotech	0.1
Metal Processors & Fabrication	0.1
Building & Construction — Misc.	0.1
Retail — Major Department Stores	0.1
Beverages — Wine/Spirits	0.1
Building — Heavy Construction	0.1
Motorcycle/Motor Scooter	0.1
Electric — Distribution	0.1
Water	0.1
Shipbuilding	0.1
Power Converter/Supply Equipment	0.1
Water Treatment Systems	0.1
Office Supplies & Forms	0.1
Filtration/Separation Products	0.1
Textile — Home Furnishings	0.1
Retail — Pet Food & Supplies	0.1
Cellular Telecom	0.1
Appliances	0.1
Transport — Marine	0.1
Electronic Security Devices	0.1
Decision Support Software	0.1
Schools	0.1
Athletic Equipment	0.1
Food — Wholesale/Distribution	0.1
Dialysis Centers	0.1
Electronic Connectors	0.1
Soap & Cleaning Preparation	0.1
Metal — Aluminum	0.1
Savings & Loans/Thrifts	0.1
Building — Mobile Home/Manufactured Housing	0.1
Finance — Mortgage Loan/Banker	0.1
Disposable Medical Products	0.1
Advertising Services	0.1
Steel Pipe & Tube	0.1

100.2%

*	Calculated as a percentage of net assets

253

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	23,884	$792,710
Omnicom Group, Inc.	5,034	338,838

		1,131,548

Advertising Services — 0.1%
Trade Desk, Inc., Class A†	3,525	364,555

Aerospace/Defense — 0.4%
Boeing Co.†	981	194,091
General Dynamics Corp.	2,756	520,801
Lockheed Martin Corp.	1,662	553,978
Northrop Grumman Corp.	1,655	577,264
Raytheon Technologies Corp.	5,878	475,648
Teledyne Technologies, Inc.†	432	179,405

		2,501,187

Aerospace/Defense - Equipment — 0.1%
L3Harris Technologies, Inc.	3,142	656,929

Agricultural Biotech — 0.1%
Corteva, Inc.	13,075	588,375

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,812	291,559
Mosaic Co.	11,381	389,458

		681,017

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	11,074	688,914
Bunge, Ltd.	5,976	517,342

		1,206,256

Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	6,871	406,901
Carter’s, Inc.	4,707	475,548
Columbia Sportswear Co.	3,330	324,775
Deckers Outdoor Corp.†	367	148,782
Hanesbrands, Inc.	17,335	279,960
PVH Corp.	2,866	306,031
Tapestry, Inc.	16,354	656,122
Under Armour, Inc., Class A†	29,725	701,213
Under Armour, Inc., Class C†	34,802	698,476
VF Corp.	4,024	288,642

		4,286,450

Appliances — 0.1%
Whirlpool Corp.	2,127	463,133

Applications Software — 6.0%
CDK Global, Inc.	5,186	200,387
Concentrix Corp.	5,016	832,656
Elastic NV†	1,117	173,649
Intuit, Inc.	3,083	2,011,041
Loyalty Ventures, Inc.†	4,973	142,725
Microsoft Corp.	108,206	35,771,821
Nuance Communications, Inc.†	4,770	264,687
PTC, Inc.†	2,359	258,499
Roper Technologies, Inc.	717	332,796
ServiceNow, Inc.†	2,870	1,858,899
Smartsheet, Inc., Class A†	3,056	195,584

		42,042,744

Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	4,503	198,132
YETI Holdings, Inc.†	2,498	230,216

		428,348

Security Description	Shares	Value (Note 2)

Athletic Footwear — 0.4%
NIKE, Inc., Class B	17,258	$2,920,744

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	7,657	638,670

Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	5,328	164,422

Auto - Cars/Light Trucks — 1.6%
Ford Motor Co.	111,605	2,141,700
General Motors Co.†	8,604	497,914
Tesla, Inc.†	7,624	8,727,650

		11,367,264

Auto - Heavy Duty Trucks — 0.1%
Cummins, Inc.	3,124	655,259
PACCAR, Inc.	2,853	237,997

		893,256

Auto/Truck Parts & Equipment - Original — 0.2%
Allison Transmission Holdings, Inc.	6,590	227,948
Aptiv PLC†	2,472	396,385
BorgWarner, Inc.	13,335	577,139
Gentex Corp.	8,154	280,742
Lear Corp.	1,427	239,437

		1,721,651

Banks - Commercial — 0.8%
Bank OZK	6,836	305,638
Citizens Financial Group, Inc.	8,160	385,723
East West Bancorp, Inc.	3,898	300,146
First Citizens BancShares, Inc., Class A	307	246,822
First Horizon Corp.	13,743	221,675
FNB Corp.	14,502	169,093
M&T Bank Corp.	1,071	157,019
Pinnacle Financial Partners, Inc.	2,712	258,752
Popular, Inc.	5,631	438,204
Regions Financial Corp.	10,439	237,487
Signature Bank	1,386	418,988
SVB Financial Group†	855	591,942
Synovus Financial Corp.	5,759	260,825
Truist Financial Corp.	11,429	677,854
Umpqua Holdings Corp.	7,604	144,932
Webster Financial Corp.	3,194	172,125
Western Alliance Bancorp	2,935	322,204
Wintrust Financial Corp.	3,630	317,734
Zions Bancorp NA	4,908	309,597

		5,936,760

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	15,339	840,424
State Street Corp.	6,285	559,176

		1,399,600

Banks - Super Regional — 0.5%
Comerica, Inc.	2,871	236,943
Fifth Third Bancorp	8,333	351,236
Huntington Bancshares, Inc.	9,786	145,224
KeyCorp	11,620	260,753
PNC Financial Services Group, Inc.	3,560	701,320
US Bancorp	8,799	486,937
Wells Fargo & Co.	32,492	1,552,468

		3,734,881

Beverages - Non-alcoholic — 0.6%
Coca-Cola Co.	22,417	1,175,772
Keurig Dr Pepper, Inc.	9,664	328,480

254

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Non-alcoholic (continued)
Monster Beverage Corp.†	9,040	$757,371
PepsiCo, Inc.	13,644	2,180,038

		4,441,661

Beverages - Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	3,573	234,639
Brown-Forman Corp., Class B	4,466	314,228

		548,867

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	792	357,327
Constellation Brands, Inc., Class A	1,088	245,159
Molson Coors Beverage Co., Class B	16,217	720,683

		1,323,169

Broadcast Services/Program — 0.4%
Discovery, Inc., Class C†	20,405	463,398
Fox Corp., Class A	20,639	737,019
Fox Corp., Class B	18,427	619,147
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	400,389
Liberty Media Corp. - Liberty Formula One, Series C†	7,663	466,830

		2,686,783

Building & Construction Products - Misc. — 0.3%
Fortune Brands Home & Security, Inc.	1,996	200,658
Louisiana-Pacific Corp.	5,622	367,398
Owens Corning	7,543	639,948
Trex Co., Inc.†	7,294	968,424

		2,176,428

Building & Construction - Misc. — 0.1%
Frontdoor, Inc.†	16,701	577,187

Building Products - Air & Heating — 0.4%
Carrier Global Corp.	12,012	650,090
Johnson Controls International PLC	15,255	1,140,464
Lennox International, Inc.	2,316	715,690

		2,506,244

Building Products - Cement — 0.2%
Eagle Materials, Inc.	1,531	236,111
Martin Marietta Materials, Inc.	879	354,685
MDU Resources Group, Inc.	15,287	416,265
Vulcan Materials Co.	1,198	229,585

		1,236,646

Building Products - Wood — 0.1%
Masco Corp.	11,900	784,210

Building - Heavy Construction — 0.1%
MasTec, Inc.†	5,884	542,328

Building - Maintenance & Services — 0.1%
Rollins, Inc.	22,823	759,549
Terminix Global Holdings, Inc.†	6,205	231,571

		991,120

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,557	376,010

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.	3,812	372,432
Lennar Corp., Class A	6,744	708,457
Lennar Corp., Class B	5,953	510,648
NVR, Inc.†	32	167,211
PulteGroup, Inc.	7,717	386,082
Toll Brothers, Inc.	11,791	748,375

		2,893,205

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.7%
Cable One, Inc.	138	$244,544
Charter Communications, Inc., Class A†	1,637	1,057,960
Comcast Corp., Class A	50,371	2,517,543
Liberty Broadband Corp., Class A†	2,244	340,146
Liberty Broadband Corp., Class C†	2,464	381,550
Sirius XM Holdings, Inc.#	95,215	580,812

		5,122,555

Casino Hotels — 0.1%
Boyd Gaming Corp.†	7,007	410,680
MGM Resorts International	5,141	203,481

		614,161

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,274	465,054

Chemicals - Diversified — 0.5%
Celanese Corp.	1,819	275,324
Dow, Inc.	11,749	645,373
DuPont de Nemours, Inc.	4,705	347,982
Eastman Chemical Co.	4,637	483,593
FMC Corp.	1,603	160,605
LyondellBasell Industries NV, Class A	2,294	199,876
Olin Corp.	7,094	385,559
PPG Industries, Inc.	3,215	495,656
Westlake Chemical Corp.	5,320	494,334

		3,488,302

Chemicals - Specialty — 0.3%
Albemarle Corp.	1,535	409,062
Chemours Co.	15,373	456,578
Ecolab, Inc.	1,578	349,480
Element Solutions, Inc.	14,589	333,650
International Flavors & Fragrances, Inc.	1,246	177,144
NewMarket Corp.	493	163,331
Valvoline, Inc.	12,903	439,605

		2,328,850

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	9,228	279,793
RPM International, Inc.	6,328	576,101
Sherwin-Williams Co.	4,982	1,650,238

		2,506,132

Commercial Services — 0.2%
Cintas Corp.	1,542	651,017
CoStar Group, Inc.†	1,920	149,299
GXO Logistics, Inc.†	2,017	193,733
Nielsen Holdings PLC	12,343	236,492
Quanta Services, Inc.	4,176	475,145

		1,705,686

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	4,164	961,426
Equifax, Inc.	1,024	285,338
FleetCor Technologies, Inc.†	1,809	374,698
Global Payments, Inc.	3,619	430,806
H&R Block, Inc.	44,770	1,060,154
IHS Markit, Ltd.	3,539	452,355
MarketAxess Holdings, Inc.	1,190	419,701
Moody’s Corp.	3,663	1,430,914
Morningstar, Inc.	2,019	626,556
PayPal Holdings, Inc.†	8,906	1,646,630
S&P Global, Inc.	3,886	1,770,967
Square, Inc., Class A†	2,410	502,075

255

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
TransUnion	1,580	$175,680

		10,137,300

Communications Software — 0.1%
RingCentral, Inc., Class A†	1,914	413,386
Zoom Video Communications, Inc., Class A†	2,623	554,528

		967,914

Computer Aided Design — 0.6%
ANSYS, Inc.†	671	262,683
Aspen Technology, Inc.†	3,741	542,557
Autodesk, Inc.†	3,547	901,612
Cadence Design Systems, Inc.†	8,207	1,456,414
Synopsys, Inc.†	2,583	880,803

		4,044,069

Computer Data Security — 0.3%
Crowdstrike Holdings, Inc., Class A†	2,033	441,445
Fortinet, Inc.†	3,570	1,185,633
McAfee Corp., Class A	19,092	493,528
Zscaler, Inc.†	744	258,146

		2,378,752

Computer Services — 1.7%
Accenture PLC, Class A	10,511	3,756,631
Amdocs, Ltd.	16,280	1,136,670
CACI International, Inc., Class A†	2,604	675,556
Cognizant Technology Solutions Corp., Class A	17,885	1,394,672
DXC Technology Co.†	23,239	696,938
EPAM Systems, Inc.†	1,548	942,035
Genpact, Ltd.	19,906	960,863
International Business Machines Corp.	14,664	1,717,154
Leidos Holdings, Inc.	3,080	270,763
Science Applications International Corp.	5,245	440,003

		11,991,285

Computer Software — 0.6%
Akamai Technologies, Inc.†	4,818	542,989
Citrix Systems, Inc.	6,366	512,017
Cloudflare, Inc., Class A†	3,270	615,545
Datadog, Inc., Class A†	972	173,298
Dropbox, Inc., Class A†	30,409	748,366
MongoDB, Inc.†	503	250,544
Nutanix, Inc., Class A†	17,308	574,972
Teradata Corp.†	25,032	1,086,889

		4,504,620

Computers — 5.5%
Apple, Inc.	221,470	36,608,991
Dell Technologies, Inc., Class C†	8,527	481,519
Hewlett Packard Enterprise Co.	42,828	614,582
HP, Inc.	25,149	887,257

		38,592,349

Computers - Integrated Systems — 0.1%
NCR Corp.†	19,885	773,526

Computers - Memory Devices — 0.2%
NetApp, Inc.	8,897	790,765
Pure Storage, Inc., Class A†	16,385	507,444

		1,298,209

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	4,215	353,807
FTI Consulting, Inc.†	1,535	224,248
Gartner, Inc.†	4,004	1,250,249

Security Description	Shares	Value (Note 2)

Consulting Services (continued)
Verisk Analytics, Inc.	1,521	$342,027

		2,170,331

Consumer Products - Misc. — 0.4%
Clorox Co.	6,027	981,497
Kimberly-Clark Corp.	7,024	915,297
Reynolds Consumer Products, Inc.	7,431	216,837
Spectrum Brands Holdings, Inc.	9,848	985,785

		3,099,416

Containers - Metal/Glass — 0.2%
Ardagh Group SA#	10,044	234,779
Ball Corp.	2,924	273,248
Crown Holdings, Inc.	1,906	201,655
Silgan Holdings, Inc.	9,501	394,006

		1,103,688

Containers - Paper/Plastic — 0.4%
Amcor PLC	15,603	176,626
AptarGroup, Inc.	1,807	216,099
Berry Global Group, Inc.†	12,453	859,880
Graphic Packaging Holding Co.	9,181	181,233
Packaging Corp. of America	2,188	285,731
Sealed Air Corp.	4,345	269,911
Sonoco Products Co.	4,900	284,837
WestRock Co.	16,399	711,553

		2,985,870

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	16,341	1,225,902
Estee Lauder Cos., Inc., Class A	5,224	1,734,734
Procter & Gamble Co.	30,261	4,375,135

		7,335,771

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	2,260	380,968
DocuSign, Inc.†	3,787	932,965
Fair Isaac Corp.†	1,588	560,771
Fidelity National Information Services, Inc.	8,517	890,027
Fiserv, Inc.†	8,901	859,125
Jack Henry & Associates, Inc.	3,021	458,074
Paychex, Inc.	4,427	527,698

		4,609,628

Decision Support Software — 0.1%
MSCI, Inc.	690	434,320

Diagnostic Equipment — 0.9%
10X Genomics, Inc., Class A†	1,749	267,265
Danaher Corp.	6,196	1,992,881
PerkinElmer, Inc.	5,114	931,566
Thermo Fisher Scientific, Inc.	5,200	3,290,716

		6,482,428

Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,047	1,852,789
QIAGEN NV†	8,738	481,726
Quidel Corp.†	8,080	1,192,285

		3,526,800

Dialysis Centers — 0.1%
DaVita, Inc.†	4,206	397,467

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	881	199,291
Teleflex, Inc.	562	167,150

		366,441

256

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale — 1.1%
Copart, Inc.†	1,828	$265,353
Fastenal Co.	21,258	1,257,836
IAA, Inc.†	3,091	149,295
Leslie’s, Inc.†	36,082	756,279
LKQ Corp.	21,009	1,174,403
Pool Corp.	3,167	1,754,898
Univar Solutions, Inc.†	13,870	359,372
Watsco, Inc.	3,078	900,961
WW Grainger, Inc.	2,727	1,312,805

		7,931,202

Diversified Banking Institutions — 2.0%
Bank of America Corp.	79,934	3,554,665
Citigroup, Inc.	23,956	1,525,997
JPMorgan Chase & Co.	41,744	6,630,200
Morgan Stanley	22,478	2,131,364

		13,842,226

Diversified Manufacturing Operations — 0.9%
3M Co.	7,471	1,270,369
A.O. Smith Corp.	7,074	559,200
Carlisle Cos., Inc.	2,191	493,413
Eaton Corp. PLC	5,182	839,795
General Electric Co.	7,467	709,290
Illinois Tool Works, Inc.	3,411	791,864
ITT, Inc.	2,715	256,785
Parker-Hannifin Corp.	2,018	609,557
Textron, Inc.	7,878	557,762
Trane Technologies PLC	2,665	497,422

		6,585,457

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	1,908	452,463
DexCom, Inc.†	431	242,476

		694,939

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	5,977	20,961,758
eBay, Inc.	11,128	750,695
Etsy, Inc.†	4,945	1,357,798
Figs, Inc., Class A†	4,522	150,311
Wayfair, Inc., Class A†#	3,500	867,440

		24,088,002

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	192	403,555
Expedia Group, Inc.†	1,582	254,844
Match Group, Inc.†	5,343	694,537

		1,352,936

E-Services/Consulting — 0.1%
CDW Corp.	3,138	594,212

Electric Products - Misc. — 0.2%
AMETEK, Inc.	3,018	411,957
Emerson Electric Co.	9,458	830,791
Littelfuse, Inc.	882	263,259

		1,506,007

Electric - Distribution — 0.1%
Consolidated Edison, Inc.	4,000	310,560
Sempra Energy	1,898	227,513

		538,073

Electric - Integrated — 1.1%
AES Corp.	8,030	187,741

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Alliant Energy Corp.	4,577	$250,774
Ameren Corp.	3,279	267,534
American Electric Power Co., Inc.	3,684	298,588
Avangrid, Inc.	4,071	206,074
CenterPoint Energy, Inc.	5,834	151,159
CMS Energy Corp.	4,381	257,822
Dominion Energy, Inc.	4,657	331,578
DTE Energy Co.	2,362	255,899
Duke Energy Corp.	6,415	622,319
Edison International	3,356	219,080
Entergy Corp.	2,252	225,966
Evergy, Inc.	4,647	294,155
Eversource Energy	3,103	255,284
Exelon Corp.	9,626	507,579
FirstEnergy Corp.	6,389	240,610
Hawaiian Electric Industries, Inc.	4,422	167,992
IDACORP, Inc.	2,125	222,317
NextEra Energy, Inc.	10,196	884,809
OGE Energy Corp.	4,771	163,741
Pinnacle West Capital Corp.	2,643	171,927
PPL Corp.	7,185	199,958
Public Service Enterprise Group, Inc.	3,843	240,149
Southern Co.	9,840	601,224
WEC Energy Group, Inc.	3,111	270,439
Xcel Energy, Inc.	4,382	279,265

		7,773,983

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	5,255	701,753
Hubbell, Inc.	1,522	297,855
Jabil, Inc.	2,549	149,015
nVent Electric PLC	7,973	277,700
Sensata Technologies Holding PLC†	4,742	264,129

		1,690,452

Electronic Components - Semiconductors — 3.9%
Advanced Micro Devices, Inc.†	14,808	2,345,143
Broadcom, Inc.	5,497	3,043,579
Intel Corp.	70,198	3,453,742
Marvell Technology, Inc.	4,841	344,534
Microchip Technology, Inc.	6,006	501,080
Micron Technology, Inc.	9,335	784,140
Monolithic Power Systems, Inc.	956	529,108
NVIDIA Corp.	33,488	10,942,539
ON Semiconductor Corp.†	18,197	1,117,842
Qorvo, Inc.†	3,734	546,023
Skyworks Solutions, Inc.	3,097	469,691
Texas Instruments, Inc.	12,446	2,394,237
Xilinx, Inc.	3,665	837,269

		27,308,927

Electronic Connectors — 0.1%
Amphenol Corp., Class A	4,845	390,410

Electronic Forms — 0.6%
Adobe, Inc.†	6,332	4,241,490

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	5,655	853,339
Fortive Corp.	3,978	293,855
Keysight Technologies, Inc.†	5,029	978,040
National Instruments Corp.	18,271	758,612
Trimble, Inc.†	4,758	408,569
Vontier Corp.	4,727	148,948

		3,441,363

257

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc.†	9,263	$1,126,844
Avnet, Inc.	6,657	241,449
TD SYNNEX Corp.	5,510	570,065

		1,938,358

Electronic Security Devices — 0.1%
Allegion PLC	3,598	444,857

Energy - Alternate Sources — 0.0%
First Solar, Inc.†	1,460	151,256

Engineering/R&D Services — 0.1%
AECOM†	9,739	671,406
Jacobs Engineering Group, Inc.	2,696	384,342

		1,055,748

Enterprise Software/Service — 1.9%
Atlassian Corp. PLC, Class A†	3,831	1,441,682
Black Knight, Inc.†	5,816	415,669
Guidewire Software, Inc.†	2,103	244,663
HubSpot, Inc.†	1,371	1,106,274
Manhattan Associates, Inc.†	6,471	1,010,511
New Relic, Inc.†	4,569	506,382
Oracle Corp.	31,001	2,813,031
Palantir Technologies, Inc.†	7,476	154,379
Pegasystems, Inc.	4,890	561,470
salesforce.com, Inc.†	8,157	2,324,419
SS&C Technologies Holdings, Inc.	12,937	987,481
Tyler Technologies, Inc.†	624	323,843
Veeva Systems, Inc., Class A†	2,079	587,484
Workday, Inc., Class A†	2,185	599,193

		13,076,481

Entertainment Software — 0.3%
Activision Blizzard, Inc.	8,731	511,636
Electronic Arts, Inc.	4,681	581,474
Playtika Holding Corp.†	37,995	653,514
Take-Two Interactive Software, Inc.†	2,383	395,292

		2,141,916

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	8,896	502,001

Finance - Auto Loans — 0.2%
Ally Financial, Inc.	15,569	713,527
Credit Acceptance Corp.†	376	234,963
Santander Consumer USA Holdings, Inc.	16,372	683,531

		1,632,021

Finance - Consumer Loans — 0.2%
OneMain Holdings, Inc.	14,182	706,122
Synchrony Financial	13,459	602,829
Upstart Holdings, Inc.†	1,380	282,748

		1,591,699

Finance - Credit Card — 1.1%
Alliance Data Systems Corp.	12,434	847,502
American Express Co.	2,881	438,776
Capital One Financial Corp.	6,634	932,276
Discover Financial Services	3,902	420,831
Mastercard, Inc., Class A	8,565	2,697,290
Visa, Inc., Class A	13,833	2,680,420

		8,017,095

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	13,701	1,060,320
Evercore, Inc., Class A	4,663	646,758

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker (continued)
Interactive Brokers Group, Inc., Class A	3,160	$233,271
Jefferies Financial Group, Inc.	30,687	1,153,218
Lazard, Ltd., Class A	12,212	520,475
Tradeweb Markets, Inc., Class A	3,352	321,792
Virtu Financial, Inc., Class A	27,009	761,114

		4,696,948

Finance - Mortgage Loan/Banker — 0.1%
Rocket Cos., Inc., Class A	24,219	375,394

Finance - Other Services — 0.3%
Cboe Global Markets, Inc.	1,639	211,333
CME Group, Inc.	2,327	513,150
Intercontinental Exchange, Inc.	3,519	460,004
Nasdaq, Inc.	1,777	361,140
SEI Investments Co.	7,031	419,258

		1,964,885

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	3,132	153,374
MGIC Investment Corp.	11,437	161,262

		314,636

Food - Baking — 0.1%
Flowers Foods, Inc.	36,954	954,152

Food - Confectionery — 0.3%
Hershey Co.	5,216	925,788
J.M. Smucker Co.	6,254	790,944
Mondelez International, Inc., Class A	7,577	446,588

		2,163,320

Food - Flour & Grain — 0.0%
Seaboard Corp.	44	171,161

Food - Meat Products — 0.2%
Hormel Foods Corp.#	6,242	258,419
Tyson Foods, Inc., Class A	12,904	1,018,900

		1,277,319

Food - Misc./Diversified — 0.6%
Campbell Soup Co.	5,454	219,960
Conagra Brands, Inc.	18,533	566,183
General Mills, Inc.	7,709	476,185
Hain Celestial Group, Inc.†	11,060	436,096
Ingredion, Inc.	7,846	730,698
Kellogg Co.	4,766	291,584
Kraft Heinz Co.	23,340	784,457
McCormick & Co., Inc.	3,526	302,601
Post Holdings, Inc.†	5,621	542,989

		4,350,753

Food - Retail — 0.6%
Albertsons Cos., Inc., Class A#	49,755	1,750,878
Grocery Outlet Holding Corp.†	9,442	273,440
Kroger Co.	52,450	2,178,249

		4,202,567

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	5,966	417,859

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	6,356	285,512

Funeral Services & Related Items — 0.1%
Service Corp. International	15,605	1,032,427

Garden Products — 0.0%
Scotts Miracle-Gro Co.	2,260	327,451

258

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution — 0.2%
Atmos Energy Corp.	2,375	$214,510
National Fuel Gas Co.	3,650	211,007
NiSource, Inc.	8,506	208,482
UGI Corp.	18,245	752,606

		1,386,605

Gold Mining — 0.0%
Newmont Corp.	5,352	293,932

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	4,011	226,621

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	2,347	301,636

Home Decoration Products — 0.0%
Newell Brands, Inc.	15,736	337,852

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	23,820	1,020,449

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	1,223	175,562
Hilton Worldwide Holdings, Inc.†	1,607	217,057
Travel & Leisure Co.	4,408	216,962
Wyndham Hotels & Resorts, Inc.	2,438	193,772

		803,353

Human Resources — 0.2%
ManpowerGroup, Inc.	4,600	412,298
Robert Half International, Inc.	11,142	1,238,656

		1,650,954

Independent Power Producers — 0.2%
NRG Energy, Inc.	23,818	857,924
Vistra Corp.	34,591	687,669

		1,545,593

Industrial Automated/Robotic — 0.2%
Cognex Corp.	4,077	314,948
Colfax Corp.†	5,939	275,807
Rockwell Automation, Inc.	2,057	691,564

		1,282,319

Industrial Gases — 0.0%
Air Products & Chemicals, Inc.	1,015	291,752

Instruments - Controls — 0.3%
Honeywell International, Inc.	3,567	721,390
Mettler-Toledo International, Inc.†	796	1,205,248

		1,926,638

Instruments - Scientific — 0.1%
Waters Corp.†	2,674	877,259

Insurance Brokers — 0.5%
Aon PLC, Class A	4,551	1,346,049
Arthur J. Gallagher & Co.	4,359	710,081
Brown & Brown, Inc.	5,466	352,065
Marsh & McLennan Cos., Inc.	6,495	1,065,310

		3,473,505

Insurance - Life/Health — 0.3%
Aflac, Inc.	9,153	495,543
Athene Holding, Ltd., Class A†	5,576	456,786
Primerica, Inc.	1,666	245,152
Principal Financial Group, Inc.	4,995	342,557
Prudential Financial, Inc.	3,249	332,243
Unum Group	11,560	267,036

Security Description	Shares	Value (Note 2)

Insurance - Life/Health (continued)
Voya Financial, Inc.	3,577	$222,275

		2,361,592

Insurance - Multi-line — 0.5%
Allstate Corp.	8,118	882,589
American Financial Group, Inc.	2,300	307,303
Chubb, Ltd.	3,780	678,396
Cincinnati Financial Corp.	2,593	295,343
Hartford Financial Services Group, Inc.	3,337	220,576
Kemper Corp.	3,223	178,296
Loews Corp.	3,841	205,340
MetLife, Inc.	12,699	744,923

		3,512,766

Insurance - Property/Casualty — 1.7%
Arch Capital Group, Ltd.†	4,295	173,432
Assurant, Inc.	1,489	226,477
Berkshire Hathaway, Inc., Class B†	27,634	7,646,051
Erie Indemnity Co., Class A	2,823	524,542
Fidelity National Financial, Inc.	6,182	302,362
First American Financial Corp.	4,646	344,640
Hanover Insurance Group, Inc.	1,845	224,629
Markel Corp.†	155	185,197
Mercury General Corp.	9,595	489,537
Old Republic International Corp.	14,155	339,154
Progressive Corp.	11,365	1,056,263
Travelers Cos., Inc.	3,861	567,374
White Mountains Insurance Group, Ltd.	196	196,568

		12,276,226

Insurance - Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	1,634	251,816

Internet Application Software — 0.1%
Anaplan, Inc.†	8,989	384,819
Zendesk, Inc.†	4,221	431,006

		815,825

Internet Content - Entertainment — 2.1%
Meta Platforms, Inc.†	34,799	11,290,884
Netflix, Inc.†	3,410	2,188,879
Pinterest, Inc., Class A†	11,825	473,709
Roku, Inc.†	2,254	513,033
Spotify Technology SA†	1,251	298,363
Twitter, Inc.†	5,222	229,455

		14,994,323

Internet Infrastructure Software — 0.1%
F5, Inc.†	3,242	737,814

Internet Security — 0.2%
NortonLifeLock, Inc.	16,224	403,166
Palo Alto Networks, Inc.†	1,571	859,243

		1,262,409

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	1,593	271,017
Ameriprise Financial, Inc.	2,740	793,504
Apollo Global Management, Inc.#	2,896	204,979
BlackRock, Inc.	1,403	1,269,168
Invesco, Ltd.	25,528	570,040
Janus Henderson Group PLC	3,641	155,580
LPL Financial Holdings, Inc.	6,009	947,078
Raymond James Financial, Inc.	3,901	383,429
Stifel Financial Corp.	3,685	261,672
T. Rowe Price Group, Inc.	5,726	1,144,914

		6,001,381

259

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	4,700	$946,345

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,553	614,473

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	4,878	943,161
Oshkosh Corp.	5,653	608,263

		1,551,424

Machinery - Electrical — 0.1%
Regal Rexnord Corp.	1,196	189,087
Vertiv Holdings Co.	19,912	510,544

		699,631

Machinery - Farming — 0.4%
AGCO Corp.	2,668	294,040
Deere & Co.	3,821	1,320,308
Toro Co.	8,751	880,001

		2,494,349

Machinery - General Industrial — 0.4%
Gates Industrial Corp. PLC†	30,664	491,544
IDEX Corp.	1,443	324,083
Middleby Corp.†	1,979	345,692
Nordson Corp.	1,533	389,673
Otis Worldwide Corp.	7,320	588,528
Westinghouse Air Brake Technologies Corp.	5,002	444,028

		2,583,548

Machinery - Pumps — 0.3%
Curtiss-Wright Corp.	1,760	221,443
Dover Corp.	3,321	544,146
Graco, Inc.	9,552	696,245
Ingersoll Rand, Inc.	7,675	447,760
Xylem, Inc.	4,018	486,620

		2,396,214

Medical Information Systems — 0.1%
Cerner Corp.	13,562	955,443

Medical Instruments — 0.5%
Bio-Techne Corp.	736	347,414
Boston Scientific Corp.†	6,851	260,818
Bruker Corp.	3,378	273,584
Edwards Lifesciences Corp.†	11,171	1,198,760
Intuitive Surgical, Inc.†	1,869	606,192
Medtronic PLC	8,189	873,766

		3,560,534

Medical Labs & Testing Services — 0.6%
Catalent, Inc.†	1,611	207,271
Charles River Laboratories International, Inc.†	1,552	567,830
IQVIA Holdings, Inc.†	2,005	519,556
Laboratory Corp. of America Holdings†	3,942	1,124,771
PPD, Inc.†	5,057	238,185
Quest Diagnostics, Inc.	6,548	973,556
Syneos Health, Inc.†	7,457	724,522

		4,355,691

Medical Products — 1.5%
Abbott Laboratories	18,389	2,312,785
ABIOMED, Inc.†	2,701	850,221
Align Technology, Inc.†	1,237	756,463
Baxter International, Inc.	4,167	310,733
Cooper Cos., Inc.	683	257,129
Envista Holdings Corp.†	6,689	259,533

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Globus Medical, Inc., Class A†	3,891	$243,655
Henry Schein, Inc.†	10,640	756,079
Hill-Rom Holdings, Inc.	2,104	327,172
Hologic, Inc.†	12,848	960,131
Masimo Corp.†	2,661	740,077
Novocure, Ltd.†	3,311	310,042
Penumbra, Inc.†	2,216	544,360
STERIS PLC	1,380	301,571
Stryker Corp.	1,603	379,318
West Pharmaceutical Services, Inc.	1,764	780,852
Zimmer Biomet Holdings, Inc.	1,167	139,573

		10,229,694

Medical - Biomedical/Gene — 1.5%
Amgen, Inc.	6,919	1,376,051
Bio-Rad Laboratories, Inc., Class A†	509	383,379
Biogen, Inc.†	4,568	1,076,860
Certara, Inc.†	5,574	150,108
Exelixis, Inc.†	17,733	297,737
Gilead Sciences, Inc.	18,145	1,250,735
Illumina, Inc.†	998	364,599
Incyte Corp.†	10,830	733,408
Moderna, Inc.†	3,608	1,271,567
Regeneron Pharmaceuticals, Inc.†	754	479,944
Sage Therapeutics, Inc.†	15,091	587,191
Seagen, Inc.†	4,050	648,000
United Therapeutics Corp.†	4,221	799,879
Vertex Pharmaceuticals, Inc.†	5,098	953,020

		10,372,478

Medical - Drugs — 2.8%
AbbVie, Inc.	25,205	2,905,632
Bristol-Myers Squibb Co.	30,906	1,657,489
Eli Lilly & Co.	10,730	2,661,469
Jazz Pharmaceuticals PLC†	5,177	620,567
Johnson & Johnson	36,578	5,703,608
Merck & Co., Inc.	23,698	1,775,217
Pfizer, Inc.	58,982	3,169,103
Zoetis, Inc.	5,367	1,191,689

		19,684,774

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	7,947	291,734
Viatris, Inc.	77,967	959,774

		1,251,508

Medical - HMO — 1.6%
Anthem, Inc.	4,457	1,810,567
Centene Corp.†	17,247	1,231,608
Humana, Inc.	2,238	939,311
Molina Healthcare, Inc.†	2,481	707,532
UnitedHealth Group, Inc.	14,162	6,291,044

		10,980,062

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	7,659	430,206
HCA Healthcare, Inc.	3,118	703,389
Universal Health Services, Inc., Class B	1,879	223,094

		1,356,689

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	2,951	412,107
Chemed Corp.	1,548	720,579

		1,132,686

260

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,098	$358,594
Cardinal Health, Inc.	9,632	445,287
McKesson Corp.	2,856	619,067
Premier, Inc., Class A	5,730	212,411

		1,635,359

Metal Processors & Fabrication — 0.1%
Timken Co.	8,892	585,360

Metal - Aluminum — 0.1%
Alcoa Corp.	8,157	379,545

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	18,066	669,887
Southern Copper Corp.	6,122	358,137

		1,028,024

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,710	538,827

Multimedia — 0.5%
FactSet Research Systems, Inc.	2,200	1,030,854
ViacomCBS, Inc., Class A	15,577	519,649
Walt Disney Co.†	12,419	1,799,513

		3,350,016

Networking Products — 0.5%
Arista Networks, Inc.†	3,060	379,623
Cisco Systems, Inc.	51,164	2,805,834

		3,185,457

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	3,350	443,071
Waste Management, Inc.	4,296	690,238

		1,133,309

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	19,780	364,348
Zebra Technologies Corp., Class A†	1,882	1,108,084

		1,472,432

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,456	503,652

Oil Companies - Exploration & Production — 0.3%
APA Corp.	10,081	259,787
ConocoPhillips	2,602	182,478
Continental Resources, Inc.#	5,273	233,805
Coterra Energy, Inc.	16,500	331,320
Devon Energy Corp.	4,936	207,608
Marathon Oil Corp.	22,003	340,827
Occidental Petroleum Corp.	8,047	238,594
Pioneer Natural Resources Co.	1,267	225,931

		2,020,350

Oil Companies - Integrated — 0.4%
Chevron Corp.	10,728	1,210,869
Exxon Mobil Corp.	30,052	1,798,312

		3,009,181

Oil Field Machinery & Equipment — 0.1%
NOV, Inc.	70,309	838,083

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp.	3,557	216,443

Oil - Field Services — 0.1%
Baker Hughes Co.	6,827	159,342

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
Halliburton Co.	20,193	$435,967

		595,309

Paper & Related Products — 0.1%
International Paper Co.	14,344	652,939

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	4,640	313,293

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	598	172,487

Pharmacy Services — 0.5%
Cigna Corp.	5,635	1,081,357
CVS Health Corp.	24,055	2,142,338

		3,223,695

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	2,379	137,078

Pipelines — 0.4%
Antero Midstream Corp.	37,908	368,087
Cheniere Energy, Inc.	5,863	614,501
Kinder Morgan, Inc.	15,204	235,054
Targa Resources Corp.	21,938	1,132,659
Williams Cos., Inc.	11,241	301,146

		2,651,447

Poultry — 0.1%
Pilgrim’s Pride Corp.†	23,083	648,171

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,242	523,180

Private Equity — 0.4%
Ares Management Corp., Class A	5,031	408,316
Blackstone, Inc., Class A	9,553	1,351,272
Carlyle Group, Inc.	3,587	196,173
KKR & Co., Inc., Class A	12,296	915,437

		2,871,198

Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	1,303	224,468

Protection/Safety — 0.0%
ADT, Inc.	31,662	263,111

Publishing - Newspapers — 0.3%
New York Times Co., Class A	13,148	624,530
News Corp., Class A	25,911	560,196
News Corp., Class B	27,148	585,039

		1,769,765

Radio — 0.2%
Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	732,585
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	766,342

		1,498,927

Real Estate Investment Trusts — 1.8%
AGNC Investment Corp.	37,905	579,567
Alexandria Real Estate Equities, Inc.	1,373	274,696
American Homes 4 Rent, Class A	5,902	236,611
American Tower Corp.	1,591	417,606
Annaly Capital Management, Inc.	52,947	428,871
AvalonBay Communities, Inc.	790	188,707
Brixmor Property Group, Inc.	8,790	199,885
Camden Property Trust	2,323	383,783
CoreSite Realty Corp.	1,676	286,680
Cousins Properties, Inc.	3,840	144,998
Crown Castle International Corp.	2,746	498,811

261

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CubeSmart	9,633	$519,411
CyrusOne, Inc.	2,323	206,793
Digital Realty Trust, Inc.	2,977	499,362
Duke Realty Corp.	4,731	275,959
Equinix, Inc.	431	350,058
Equity Residential	1,873	159,786
Essex Property Trust, Inc.	479	162,592
Extra Space Storage, Inc.	3,066	613,200
First Industrial Realty Trust, Inc.	3,633	219,470
Gaming and Leisure Properties, Inc.	4,746	214,140
Hudson Pacific Properties, Inc.	7,054	171,694
Invitation Homes, Inc.	6,616	267,551
Iron Mountain, Inc.	7,228	328,440
Kilroy Realty Corp.	4,058	261,863
Lamar Advertising Co., Class A	1,391	151,981
Life Storage, Inc.	4,206	555,781
Mid-America Apartment Communities, Inc.	1,727	356,194
Prologis, Inc.	4,545	685,159
Public Storage	2,242	733,986
Rayonier, Inc.	4,068	153,648
Realty Income Corp.	2,345	159,272
SBA Communications Corp.	719	247,192
SL Green Realty Corp.	5,754	399,500
Starwood Property Trust, Inc.	6,258	156,200
Sun Communities, Inc.	941	177,454
UDR, Inc.	3,055	173,310
VICI Properties, Inc.#	9,731	264,683
Weyerhaeuser Co.	13,179	495,662
WP Carey, Inc.	1,919	146,516

		12,747,072

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	9,202	879,435
Jones Lang LaSalle, Inc.†	6,054	1,422,145

		2,301,580

Recreational Vehicles — 0.1%
Brunswick Corp.	4,863	456,685
Polaris, Inc.	4,699	525,301

		981,986

Rental Auto/Equipment — 0.1%
AMERCO	843	593,944
United Rentals, Inc.†	1,118	378,711

		972,655

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,828	431,694
Vail Resorts, Inc.	660	218,929

		650,623

Respiratory Products — 0.1%
ResMed, Inc.	3,400	866,490

Retail - Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	1,088	318,926
Foot Locker, Inc.	14,575	665,203
Gap, Inc.	18,446	304,912
Lululemon Athletica, Inc.†	2,930	1,331,421
Ross Stores, Inc.	1,317	143,672
Victoria’s Secret & Co.†	4,389	238,235

		3,002,369

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	5,023	1,108,677
AutoZone, Inc.†	806	1,464,558

Security Description	Shares	Value (Note 2)

Retail - Auto Parts (continued)
Genuine Parts Co.	8,049	$1,028,179
O’Reilly Automotive, Inc.†	2,478	1,581,361

		5,182,775

Retail - Automobile — 0.4%
AutoNation, Inc.†	11,602	1,436,908
CarMax, Inc.†	1,165	164,556
Lithia Motors, Inc.	539	157,027
Penske Automotive Group, Inc.	10,864	1,082,271

		2,840,762

Retail - Building Products — 1.3%
Home Depot, Inc.	15,694	6,287,173
Lowe’s Cos., Inc.	12,399	3,032,672

		9,319,845

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	11,954	940,780
Qurate Retail, Inc., Series A	88,265	706,120

		1,646,900

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	11,142	1,190,634

Retail - Convenience Store — 0.1%
Casey’s General Stores, Inc.	3,951	767,640

Retail - Discount — 1.6%
Costco Wholesale Corp.	4,925	2,656,446
Dollar General Corp.	4,797	1,061,576
Dollar Tree, Inc.†	7,817	1,046,149
Ollie’s Bargain Outlet Holdings, Inc.†#	4,259	263,590
Target Corp.	12,513	3,051,170
Walmart, Inc.	23,787	3,345,166

		11,424,097

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	16,790	752,192

Retail - Floor Coverings — 0.1%
Floor & Decor Holdings, Inc., Class A†	5,604	722,412

Retail - Gardening Products — 0.2%
Tractor Supply Co.	7,060	1,590,830

Retail - Home Furnishings — 0.2%
Williams-Sonoma, Inc.	5,638	1,098,508

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.†#	7,326	155,092
TJX Cos., Inc.	6,003	416,608

		571,700

Retail - Misc./Diversified — 0.3%
Bath & Body Works, Inc.	13,167	989,237
Five Below, Inc.†	2,130	433,327
GameStop Corp., Class A†	1,832	359,457

		1,782,021

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,545	593,203

Retail - Pet Food & Supplies — 0.1%
Petco Health & Wellness Co., Inc.†#	24,457	468,841

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.	18,235	934,179

Retail - Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	192	315,535
Darden Restaurants, Inc.	1,737	239,619

262

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Domino’s Pizza, Inc.	2,709	$1,419,895
McDonald’s Corp.	5,758	1,408,407
Starbucks Corp.	9,582	1,050,571
Wendy’s Co.	19,038	391,802
Yum China Holdings, Inc.	10,069	504,457
Yum! Brands, Inc.	8,704	1,069,199

		6,399,485

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	13,585	1,597,053

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	17,008	203,756
TFS Financial Corp.	9,616	173,088

		376,844

Schools — 0.1%
Grand Canyon Education, Inc.†	5,949	431,124

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	3,966	714,871
Cirrus Logic, Inc.†	13,057	1,046,910
NXP Semiconductors NV	1,203	268,702
QUALCOMM, Inc.	16,553	2,988,810

		5,019,293

Semiconductor Equipment — 0.9%
Allegro MicroSystems, Inc.†	16,445	513,577
Applied Materials, Inc.	15,315	2,254,215
Entegris, Inc.	2,333	340,805
KLA Corp.	2,046	835,034
Lam Research Corp.	1,531	1,040,850
MKS Instruments, Inc.	3,100	471,696
Teradyne, Inc.	6,362	972,559

		6,428,736

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,996	531,820

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,268	381,474

Software Tools — 0.2%
VMware, Inc., Class A	9,268	1,081,946

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,477	353,047

Steel - Producers — 0.3%
Cleveland-Cliffs, Inc.†	13,601	276,780
Nucor Corp.	4,198	446,080
Reliance Steel & Aluminum Co.	5,995	891,037
Steel Dynamics, Inc.	4,833	289,013
United States Steel Corp.	14,958	338,200

		2,241,110

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†	8,199	493,826
Corning, Inc.	11,306	419,339

		913,165

Telecom Services — 0.0%
Switch, Inc., Class A	9,918	271,257

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	10,290	320,328

Telephone - Integrated — 0.6%
AT&T, Inc.	68,028	1,553,079
Lumen Technologies, Inc.	38,482	474,868

Security Description	Shares	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc.	39,776	$1,999,540

		4,027,487

Television — 0.2%
Nexstar Media Group, Inc., Class A	5,386	805,207
World Wrestling Entertainment, Inc., Class A#	5,282	260,720

		1,065,927

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,923	490,684

Tobacco — 0.4%
Altria Group, Inc.	13,711	584,637
Philip Morris International, Inc.	21,945	1,885,953

		2,470,590

Tools - Hand Held — 0.2%
MSA Safety, Inc.	1,538	220,426
Snap-on, Inc.	2,547	524,453
Stanley Black & Decker, Inc.	1,984	346,724

		1,091,603

Toys — 0.2%
Hasbro, Inc.	2,396	232,197
Mattel, Inc.†	40,273	854,190

		1,086,387

Transport - Marine — 0.1%
Kirby Corp.†	8,611	449,666

Transport - Rail — 0.3%
CSX Corp.	13,194	457,304
Kansas City Southern	1,217	353,964
Norfolk Southern Corp.	1,666	441,940
Union Pacific Corp.	3,162	745,094

		1,998,302

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	8,948	850,865
Expeditors International of Washington, Inc.	4,830	587,425
FedEx Corp.	5,085	1,171,431
Ryder System, Inc.	16,360	1,359,189
United Parcel Service, Inc., Class B	6,371	1,263,815

		5,232,725

Transport - Truck — 0.5%
JB Hunt Transport Services, Inc.	1,756	335,677
Knight-Swift Transportation Holdings, Inc.	18,546	1,061,758
Landstar System, Inc.	5,872	989,726
Old Dominion Freight Line, Inc.	1,568	556,907
Schneider National, Inc., Class B	10,400	255,840
XPO Logistics, Inc.†	2,930	212,249

		3,412,157

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	18,002	672,555

Water — 0.1%
American Water Works Co., Inc.	1,828	308,146
Essential Utilities, Inc.	4,808	227,274

		535,420

Water Treatment Systems — 0.1%
Pentair PLC	6,924	510,230

Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	4,961	348,113

263

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Hosting/Design (continued)
VeriSign, Inc.†	4,961	$1,190,194

		1,538,307

Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	4,356	12,362,110
Alphabet, Inc., Class C†	4,230	12,051,439

		24,413,549

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,807	710,676
Ubiquiti, Inc.	3,051	913,134

		1,623,810

Total Common Stocks (cost $523,047,979)		690,322,731

EXCHANGE-TRADED FUNDS — 1.7%
Vanguard Russell 1000 ETF (cost $12,104,002)	55,998	11,819,498

Total Long-Term Investment Securities (cost $535,151,981)		702,142,229

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $3,117,332)	3,117,332	3,117,332

TOTAL INVESTMENTS
(cost $538,269,313)(3)	100.2%	705,259,561
Liabilities in excess of other assets	(0.2)	(1,480,197)

NET ASSETS	100.0%	$703,779,364

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $6,986,116. This was secured by collateral of $3,117,332, which was received in cash and subsequently invested in short-term investments currently valued at $3,117,332 as reported in the Portfolio of Investments. Additional collateral of $4,306,928 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$49,504
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	167,439
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	98,947
United States Treasury Bills	0.00%	12/30/2021 to 06/16/2022	100,188
United States Treasury Notes/Bonds	0.07% to 6.88%	12/31/2021 to 08/15/2051	3,890,850

(3)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Containers-Metal/Glass	$—	$234,779	$—	$234,779
Other Industries	690,087,952	—	—	690,087,952
Exchange-Traded Funds	11,819,498	—	—	11,819,498
Short-Term Investment Securities	3,117,332	—	—	3,117,332

Total Investments at Value	$705,024,782	$234,779	$—	$705,259,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

264

VALIC Company I Systematic Value Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Diversified Banking Institutions	4.9%
Diagnostic Equipment	4.5
Medical — Drugs	4.2
Insurance Brokers	3.7
Medical — HMO	3.7
Investment Management/Advisor Services	3.2
Commercial Services — Finance	3.2
Computer Services	3.1
Aerospace/Defense	2.8
Tobacco	2.7
Medical Products	2.7
Electronic Components — Semiconductors	2.7
Data Processing/Management	2.6
Oil Companies — Exploration & Production	2.5
Beverages — Non-alcoholic	2.4
Retail — Discount	2.2
Insurance — Life/Health	2.1
Insurance — Multi-line	2.0
Cosmetics & Toiletries	1.9
Machinery — Pumps	1.7
Real Estate Investment Trusts	1.6
Web Portals/ISP	1.5
Medical Labs & Testing Services	1.4
Banks — Super Regional	1.4
Finance — Investment Banker/Broker	1.3
Retail — Restaurants	1.3
Finance — Other Services	1.3
Steel — Producers	1.3
Insurance — Property/Casualty	1.3
Medical — Wholesale Drug Distribution	1.3
Electric Products — Misc.	1.2
Diversified Manufacturing Operations	1.2
Tools — Hand Held	1.1
Transport — Services	1.1
Real Estate Management/Services	1.1
Advertising Agencies	1.1
Food — Misc./Diversified	1.1
Building — Residential/Commercial	1.0
Medical — Biomedical/Gene	1.0
Auto/Truck Parts & Equipment — Original	1.0
Consumer Products — Misc.	0.9
Repurchase Agreements	0.9
Machinery — General Industrial	0.8
Finance — Credit Card	0.8
Food — Confectionery	0.8
Gas — Distribution	0.7
Computers	0.7
Chemicals — Diversified	0.7
Independent Power Producers	0.7
Banks — Fiduciary	0.6
Electronic Parts Distribution	0.6
Telephone — Integrated	0.6
Finance — Consumer Loans	0.6
Consulting Services	0.6
Entertainment Software	0.5
Private Equity	0.5
Software Tools	0.4
Coatings/Paint	0.4
Enterprise Software/Service	0.4
Transport — Truck	0.4
Multimedia	0.4
Building & Construction — Misc.	0.4
Computer Data Security	0.3
Broadcast Services/Program	0.3
Insurance — Reinsurance	0.3
Savings & Loans/Thrifts	0.3
Internet Infrastructure Software	0.3
Computer Software	0.2
Chemicals — Specialty	0.2

Applications Software	0.2%
Building — Mobile Home/Manufactured Housing	0.2
Retail — Catalog Shopping	0.1
Registered Investment Companies	0.1
Recreational Vehicles	0.1
Diagnostic Kits	0.1
Commercial Services	0.1
Vitamins & Nutrition Products	0.1
Auto Repair Centers	0.1
Building — Maintenance & Services	0.1
Web Hosting/Design	0.1
Medical — Outpatient/Home Medical	0.1

100.1%

*	Calculated as a percentage of net assets

265

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Advertising Agencies — 1.1%
Omnicom Group, Inc.	82,467	$5,550,854

Aerospace/Defense — 2.8%
General Dynamics Corp.	18,311	3,460,230
Raytheon Technologies Corp.	83,113	6,725,504
TransDigm Group, Inc.†	7,126	4,119,184

		14,304,918

Applications Software — 0.2%
Jamf Holding Corp.†#	29,466	949,689

Auto Repair Centers — 0.1%
Driven Brands Holdings, Inc.†	12,683	391,397

Auto/Truck Parts & Equipment - Original — 1.0%
BorgWarner, Inc.	68,193	2,951,393
Lear Corp.	11,144	1,869,852

		4,821,245

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	59,281	3,248,006

Banks - Super Regional — 1.4%
KeyCorp	209,763	4,707,082
US Bancorp	46,128	2,552,723

		7,259,805

Beverages - Non-alcoholic — 2.4%
Coca-Cola Co.	2,904	152,315
Keurig Dr Pepper, Inc.	90,127	3,063,417
Monster Beverage Corp.†	47,809	4,005,438
PepsiCo, Inc.	32,698	5,224,486

		12,445,656

Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†#	12,790	297,623
Discovery, Inc., Class C†	49,023	1,113,313

		1,410,936

Building & Construction - Misc. — 0.4%
Frontdoor, Inc.†	51,884	1,793,111

Building - Maintenance & Services — 0.1%
Rollins, Inc.	11,017	366,646

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	8,173	863,968

Building - Residential/Commercial — 1.0%
D.R. Horton, Inc.	41,480	4,052,596
NVR, Inc.†	238	1,243,631

		5,296,227

Chemicals - Diversified — 0.7%
LyondellBasell Industries NV, Class A	37,721	3,286,631
Westlake Chemical Corp.	2,462	228,769

		3,515,400

Chemicals - Specialty — 0.2%
Valvoline, Inc.	29,747	1,013,480

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	51,993	1,576,428
RPM International, Inc.	6,081	553,614

		2,130,042

Commercial Services — 0.1%
Nielsen Holdings PLC	25,434	487,315

Commercial Services - Finance — 3.2%
Equifax, Inc.	15,333	4,272,540

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Global Payments, Inc.	29,699	$3,535,369
Moody’s Corp.	6,452	2,520,409
S&P Global, Inc.	13,112	5,975,532

		16,303,850

Computer Data Security — 0.3%
McAfee Corp., Class A	55,394	1,431,935

Computer Services — 3.1%
Accenture PLC, Class A	17,603	6,291,312
International Business Machines Corp.	32,359	3,789,239
Leidos Holdings, Inc.	10,850	953,824
Science Applications International Corp.	59,169	4,963,687

		15,998,062

Computer Software — 0.2%
SolarWinds Corp.#	73,161	1,053,518

Computers — 0.7%
Dell Technologies, Inc., Class C†	64,206	3,625,713

Consulting Services — 0.6%
Verisk Analytics, Inc.	12,805	2,879,460

Consumer Products - Misc. — 0.9%
Kimberly-Clark Corp.	20,951	2,730,125
Reynolds Consumer Products, Inc.	61,291	1,788,471

		4,518,596

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	67,638	9,779,102

Data Processing/Management — 2.6%
Fidelity National Information Services, Inc.	63,470	6,632,615
Fiserv, Inc.†	66,638	6,431,900

		13,064,515

Diagnostic Equipment — 4.5%
Danaher Corp.	31,766	10,217,216
PerkinElmer, Inc.	10,897	1,984,998
Thermo Fisher Scientific, Inc.	17,183	10,873,918

		23,076,132

Diagnostic Kits — 0.1%
Quidel Corp.†	3,501	516,608

Diversified Banking Institutions — 4.9%
Citigroup, Inc.	127,068	8,094,231
JPMorgan Chase & Co.	105,066	16,687,633

		24,781,864

Diversified Manufacturing Operations — 1.2%
3M Co.	24,864	4,227,874
Illinois Tool Works, Inc.	7,092	1,646,408

		5,874,282

Electric Products-Misc. — 1.2%
Emerson Electric Co.	67,211	5,903,814

Electronic Components - Semiconductors — 2.7%
Micron Technology, Inc.	23,949	2,011,716
Skyworks Solutions, Inc.	29,741	4,510,520
Texas Instruments, Inc.	36,440	7,009,963

		13,532,199

Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	26,631	3,239,661

Energy - Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	4,929	138,505

266

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.4%
Oracle Corp.	22,929	$2,080,577

Entertainment Software — 0.5%
Activision Blizzard, Inc.	47,425	2,779,105

Finance - Consumer Loans — 0.6%
SLM Corp.	54,288	965,240
Synchrony Financial	47,063	2,107,952

		3,073,192

Finance - Credit Card — 0.8%
American Express Co.	15,176	2,311,305
Capital One Financial Corp.	4,848	681,289
Discover Financial Services	11,076	1,194,547

		4,187,141

Finance - Investment Banker/Broker — 1.3%
Charles Schwab Corp.	34,861	2,697,893
Tradeweb Markets, Inc., Class A	10,353	993,888
Virtu Financial, Inc., Class A	111,716	3,148,157

		6,839,938

Finance - Other Services — 1.3%
Intercontinental Exchange, Inc.	51,639	6,750,250

Food - Confectionery — 0.8%
Mondelez International, Inc., Class A	69,478	4,095,033

Food - Misc./Diversified — 1.1%
Campbell Soup Co.	29,894	1,205,625
General Mills, Inc.	43,704	2,699,596
Kellogg Co.	24,626	1,506,619

		5,411,840

Gas - Distribution — 0.7%
National Fuel Gas Co.	64,633	3,736,434

Independent Power Producers — 0.7%
NRG Energy, Inc.	95,464	3,438,613

Industrial Automated/Robotic — 0.0%
Colfax Corp.†	3,385	157,199

Insurance Brokers — 3.7%
Arthur J. Gallagher & Co.	37,234	6,065,419
Brown & Brown, Inc.	88,982	5,731,331
Marsh & McLennan Cos., Inc.	43,124	7,073,198

		18,869,948

Insurance - Life/Health — 2.1%
Aflac, Inc.	104,546	5,660,120
Athene Holding, Ltd., Class A†	31,659	2,593,505
Globe Life, Inc.	16,304	1,410,948
Lincoln National Corp.	16,465	1,092,124

		10,756,697

Insurance - Multi-line — 2.0%
Allstate Corp.	23,500	2,554,920
Loews Corp.	54,389	2,907,636
MetLife, Inc.	78,967	4,632,204

		10,094,760

Insurance - Property/Casualty — 1.3%
Fidelity National Financial, Inc.	80,316	3,928,256
Progressive Corp.	27,260	2,533,544

		6,461,800

Insurance - Reinsurance — 0.3%
Reinsurance Group of America, Inc.	14,835	1,407,990

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.3%
F5, Inc.†	5,706	$1,298,571

Investment Management/Advisor Services — 3.2%
Affiliated Managers Group, Inc.	16,275	2,768,866
BlackRock, Inc.	9,103	8,234,665
Invesco, Ltd.	22,159	494,810
T. Rowe Price Group, Inc.	24,610	4,920,770

		16,419,111

Machinery - General Industrial — 0.8%
Westinghouse Air Brake Technologies Corp.	48,428	4,298,954

Machinery - Pumps — 1.7%
Dover Corp.	16,809	2,754,155
Ingersoll Rand, Inc.	103,250	6,023,605

		8,777,760

Medical Labs & Testing Services — 1.4%
Laboratory Corp. of America Holdings†	12,011	3,427,099
PPD, Inc.†	15,340	722,514
Quest Diagnostics, Inc.	13,747	2,043,904
Syneos Health, Inc.†	11,126	1,081,002

		7,274,519

Medical Products — 2.7%
Abbott Laboratories	62,721	7,888,420
Hologic, Inc.†	80,107	5,986,396

		13,874,816

Medical - Biomedical/Gene — 1.0%
Regeneron Pharmaceuticals, Inc.†	4,517	2,875,206
Vertex Pharmaceuticals, Inc.†	11,525	2,154,484

		5,029,690

Medical - Drugs — 4.2%
Bristol-Myers Squibb Co.	145,239	7,789,168
Jazz Pharmaceuticals PLC†	16,698	2,001,589
Pfizer, Inc.	218,375	11,733,289

		21,524,046

Medical - HMO — 3.7%
Anthem, Inc.	7,320	2,973,604
Centene Corp.†	12,496	892,339
UnitedHealth Group, Inc.	33,516	14,888,478

		18,754,421

Medical - Outpatient/Home Medical — 0.1%
Chemed Corp.	520	242,055

Medical - Wholesale Drug Distribution — 1.3%
AmerisourceBergen Corp.	45,579	5,275,769
McKesson Corp.	4,966	1,076,430

		6,352,199

Multimedia — 0.4%
ViacomCBS, Inc., Class B	60,016	1,857,495

Oil Companies - Exploration & Production — 2.5%
APA Corp.	54,833	1,413,047
Coterra Energy, Inc.	52,701	1,058,236
Devon Energy Corp.	128,871	5,420,314
Marathon Oil Corp.	306,877	4,753,525

		12,645,122

Private Equity — 0.5%
Ares Management Corp., Class A	33,446	2,714,477

267

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.6%
Healthcare Trust of America, Inc., Class A	97,437	$3,308,961
Omega Healthcare Investors, Inc.	36,628	1,023,386
Realty Income Corp.	15,270	1,037,138
SBA Communications Corp.	3,911	1,344,602
STORE Capital Corp.	16,349	538,536
Vornado Realty Trust	1,473	59,126
WP Carey, Inc.	11,187	854,128

		8,165,877

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	59,178	5,655,641

Recreational Vehicles — 0.1%
Polaris, Inc.	5,759	643,799

Retail - Catalog Shopping — 0.1%
Qurate Retail, Inc., Series A	91,663	733,304

Retail - Discount — 2.2%
Ollie’s Bargain Outlet Holdings, Inc.†#	20,205	1,250,487
Walmart, Inc.	70,893	9,969,683

		11,220,170

Retail - Restaurants — 1.3%
McDonald’s Corp.	20,987	5,133,420
Yum! Brands, Inc.	13,170	1,617,803

		6,751,223

Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.	108,735	1,302,645

Software Tools — 0.4%
VMware, Inc., Class A	18,464	2,155,487

Steel - Producers — 1.3%
Nucor Corp.	15,444	1,641,080
Reliance Steel & Aluminum Co.	598	88,881
Steel Dynamics, Inc.	80,728	4,827,534

		6,557,495

Telephone - Integrated — 0.6%
Lumen Technologies, Inc.	261,427	3,226,009

Tobacco — 2.7%
Altria Group, Inc.	138,739	5,915,831
Philip Morris International, Inc.	93,063	7,997,834

		13,913,665

Tools - Hand Held — 1.1%
Stanley Black & Decker, Inc.	32,697	5,714,128

Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.	27,916	2,654,533
Expeditors International of Washington, Inc.	21,040	2,558,885
Ryder System, Inc.	5,378	446,804

		5,660,222

Transport - Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.	32,671	1,870,415

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	10,493	392,018

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	5,205	365,235

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	1,682	$4,773,432
Alphabet, Inc., Class C†	1,026	2,923,115

		7,696,547

Total Long-Term Investment Securities
(cost $487,419,504)		504,794,144

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03% (1)(2) (cost $661,549)	661,549	661,549

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 11/30/2021, to be repurchased 12/01/2021 in the amount $4,447,000 collateralized by $2,670,400 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and by $1,720,900 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and having an approximate combined value of $4,536,001 (cost $4,447,000)	$4,447,000	4,447,000

TOTAL INVESTMENTS
(cost $492,528,053)(3)	100.1%	509,902,693
Liabilities in excess of other assets	(0.1)	(306,196)

NET ASSETS	100.0%	$509,596,497

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2021.
(2)

At November 30, 2021, the Fund had loaned securities with a total value of $2,828,366. This was secured by collateral of $661,549, which was received in cash and subsequently invested in short-term investments currently valued at $661,549 as reported in the Portfolio of Investments. Additional collateral of $2,315,484 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
United States Treasury Bills	0.00%	2/3/2022	$57,870
United States Treasury Notes/Bonds	0.08% to 6.88%	01/15/2022 to 05/15/2051	2,257,614

(3) See Note 5 for cost of investments on a tax basis.

268

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$504,794,144	$—	$—	$504,794,144
Registered Investment Companies	661,549	—	—	661,549
Repurchase Agreements	—	4,447,000	—	4,447,000

Total Investments at Value	$505,455,693	$4,447,000	$—	$509,902,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

269

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO PROFILE — November 30, 2021 (unaudited)

Industry Allocation*

Applications Software	9.3%
Electronic Components — Semiconductors	6.0
Finance — Credit Card	3.9
Commercial Services — Finance	3.8
Retail — Building Products	2.6
Beverages — Non-alcoholic	2.5
Diagnostic Equipment	2.4
Repurchase Agreements	2.3
Real Estate Investment Trusts	2.3
Electronic Forms	2.2
Retail — Restaurants	2.2
Medical — Biomedical/Gene	2.2
Enterprise Software/Service	1.7
Computer Aided Design	1.7
Internet Content — Entertainment	1.6
Investment Management/Advisor Services	1.6
Diversified Manufacturing Operations	1.6
Telephone — Integrated	1.6
Banks — Super Regional	1.5
Computers	1.5
Medical — Drugs	1.5
Networking Products	1.5
Cosmetics & Toiletries	1.4
Finance — Other Services	1.4
Medical Products	1.4
Industrial Gases	1.3
Medical — HMO	1.3
Electric — Integrated	1.2
Semiconductor Components — Integrated Circuits	1.2
Data Processing/Management	1.2
Retail — Discount	1.1
Multimedia	1.1
Semiconductor Equipment	1.1
Cable/Satellite TV	1.1
Oil Companies — Exploration & Production	1.0
Transport — Rail	1.0
Insurance — Multi-line	1.0
E-Commerce/Products	0.9
Banks — Fiduciary	0.9
Diversified Banking Institutions	0.9
Insurance Brokers	0.9
Computers — Memory Devices	0.8
Food — Misc./Diversified	0.8
Banks — Commercial	0.8
Airlines	0.7
Finance — Investment Banker/Broker	0.7
Machinery — Farming	0.7
Pipelines	0.7
Machinery — Construction & Mining	0.7
Insurance — Property/Casualty	0.6
Insurance — Life/Health	0.6
Electric — Distribution	0.6
Auto/Truck Parts & Equipment — Original	0.5
Consulting Services	0.5
Medical Labs & Testing Services	0.5
Entertainment Software	0.5
Electronic Measurement Instruments	0.5
Electric Products — Misc.	0.5
Medical — Hospitals	0.5
Non-Hazardous Waste Disposal	0.4
Chemicals — Specialty	0.4
Decision Support Software	0.4
Water	0.4
E-Commerce/Services	0.4
Retail — Major Department Stores	0.4
Medical Instruments	0.4
Auto — Heavy Duty Trucks	0.3
Oil — Field Services	0.3
Consumer Products — Misc.	0.3

Coatings/Paint	0.3
Drug Delivery Systems	0.3
Computer Data Security	0.3
Distribution/Wholesale	0.3
Diagnostic Kits	0.2
Gold Mining	0.2
Electronic Connectors	0.2
Retail — Auto Parts	0.2
Chemicals — Diversified	0.2
U.S. Government Treasuries	0.2
Respiratory Products	0.2
Apparel Manufacturers	0.2
Steel — Producers	0.2
Containers — Paper/Plastic	0.2
Containers — Metal/Glass	0.2
Food — Retail	0.2
Retail — Drug Store	0.2
Oil Refining & Marketing	0.1
Web Hosting/Design	0.1
Office Automation & Equipment	0.1
Machinery — General Industrial	0.1
Food — Meat Products	0.1
Food — Confectionery	0.1
Building — Residential/Commercial	0.1
Computer Software	0.1
Instruments — Controls	0.1
Medical Information Systems	0.1
Retail — Apparel/Shoe	0.1
Retail — Consumer Electronics	0.1
Industrial Automated/Robotic	0.1
Wireless Equipment	0.1
Disposable Medical Products	0.1
Tools — Hand Held	0.1
Dental Supplies & Equipment	0.1
Hotels/Motels	0.1
Transport — Services	0.1
Commercial Services	0.1
Real Estate Management/Services	0.1
Retail — Perfume & Cosmetics	0.1

99.8%

*	Calculated as a percentage of net assets

270

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Airlines — 0.7%
Delta Air Lines, Inc.†	77,173	$2,793,663
Southwest Airlines Co.†	76,090	3,378,396

		6,172,059

Apparel Manufacturers — 0.2%
VF Corp.	22,123	1,586,883

Applications Software — 9.3%
Intuit, Inc.	16,708	10,898,628
Microsoft Corp.	171,003	56,531,882
PTC, Inc.†	11,373	1,246,253
Roper Technologies, Inc.	1,626	754,708
ServiceNow, Inc.†	12,900	8,355,330

		77,786,801

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	7,583	1,590,534
PACCAR, Inc.	14,332	1,195,576

		2,786,110

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	18,217	2,921,096
BorgWarner, Inc.	34,440	1,490,563

		4,411,659

Banks-Commercial — 0.8%
First Republic Bank	4,375	917,263
Truist Financial Corp.	92,882	5,508,831

		6,426,094

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	71,021	3,891,241
Northern Trust Corp.	13,915	1,609,965
State Street Corp.	25,076	2,231,012

		7,732,218

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	34,459	6,788,423
US Bancorp	109,680	6,069,691

		12,858,114

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	27,332	1,433,564
Monster Beverage Corp.†	26,377	2,209,865
PepsiCo, Inc.	109,176	17,444,141

		21,087,570

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,715	362,955
Lennar Corp., Class A	5,376	564,749

		927,704

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	178,571	8,924,979

Chemicals-Diversified — 0.2%
LyondellBasell Industries NV, Class A	2,294	199,876
PPG Industries, Inc.	10,009	1,543,088

		1,742,964

Chemicals-Specialty — 0.4%
Ecolab, Inc.	14,663	3,247,415
International Flavors & Fragrances, Inc.	3,042	432,481

		3,679,896

Coatings/Paint — 0.3%
Sherwin-Williams Co.	7,133	2,362,735

Security Description	Shares	Value (Note 2)

Commercial Services — 0.1%
Cintas Corp.	1,185	$500,295

Commercial Services-Finance — 3.8%
Automatic Data Processing, Inc.	25,111	5,797,879
IHS Markit, Ltd.	19,208	2,455,167
MarketAxess Holdings, Inc.	1,448	510,695
Moody’s Corp.	15,904	6,212,739
PayPal Holdings, Inc.†	43,304	8,006,476
S&P Global, Inc.	19,662	8,960,563

		31,943,519

Computer Aided Design — 1.7%
ANSYS, Inc.†	5,877	2,300,728
Autodesk, Inc.†	15,834	4,024,845
Cadence Design Systems, Inc.†	19,922	3,535,358
Synopsys, Inc.†	12,118	4,132,238

		13,993,169

Computer Data Security — 0.3%
Fortinet, Inc.†	6,828	2,267,647

Computer Software — 0.1%
Akamai Technologies, Inc.†	5,141	579,391
Citrix Systems, Inc.	3,916	314,964

		894,355

Computers — 1.5%
Hewlett Packard Enterprise Co.	305,226	4,379,993
HP, Inc.	228,775	8,071,182

		12,451,175

Computers-Memory Devices — 0.8%
NetApp, Inc.	38,773	3,446,144
Seagate Technology Holdings PLC	20,410	2,095,495
Western Digital Corp.†	20,933	1,210,765

		6,752,404

Consulting Services — 0.5%
Gartner, Inc.†	4,350	1,358,287
Verisk Analytics, Inc.	12,916	2,904,421

		4,262,708

Consumer Products-Misc. — 0.3%
Clorox Co.	5,270	858,219
Kimberly-Clark Corp.	13,835	1,802,839

		2,661,058

Containers-Metal/Glass — 0.2%
Ball Corp.	15,312	1,430,906

Containers-Paper/Plastic — 0.2%
Amcor PLC	16,359	185,184
Packaging Corp. of America	3,379	441,263
WestRock Co.	20,492	889,148

		1,515,595

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	55,926	4,195,568
Estee Lauder Cos., Inc., Class A	22,738	7,550,608

		11,746,176

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	37,262	3,893,879
Fiserv, Inc.†	41,842	4,038,590
Paychex, Inc.	15,749	1,877,281

		9,809,750

271

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Decision Support Software — 0.4%
MSCI, Inc.	5,681	$3,575,905

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	11,035	537,846

Diagnostic Equipment — 2.4%
Danaher Corp.	28,207	9,072,500
Thermo Fisher Scientific, Inc.	17,139	10,846,073

		19,918,573

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,460	2,103,922

Dialysis Centers — 0.0%
DaVita, Inc.†	684	64,638

Disposable Medical Products — 0.1%
Teleflex, Inc.	2,307	686,148

Distribution/Wholesale — 0.3%
Fastenal Co.	18,956	1,121,626
Pool Corp.	1,831	1,014,594

		2,136,220

Diversified Banking Institutions — 0.9%
Morgan Stanley	79,804	7,567,015

Diversified Manufacturing Operations — 1.6%
Eaton Corp. PLC	26,073	4,225,390
Illinois Tool Works, Inc.	25,219	5,854,591
Parker-Hannifin Corp.	7,112	2,148,251
Trane Technologies PLC	4,667	871,095

		13,099,327

Drug Delivery Systems — 0.3%
DexCom, Inc.†	4,108	2,311,120

E-Commerce/Products — 0.9%
eBay, Inc.	69,679	4,700,546
Etsy, Inc.†	11,671	3,204,623

		7,905,169

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	1,584	3,329,330
Expedia Group, Inc.†	305	49,133

		3,378,463

Electric Products-Misc. — 0.5%
AMETEK, Inc.	7,451	1,017,062
Emerson Electric Co.	32,068	2,816,853

		3,833,915

Electric-Distribution — 0.6%
Consolidated Edison, Inc.	59,950	4,654,518

Electric-Integrated — 1.2%
Alliant Energy Corp.	16,987	930,718
CMS Energy Corp.	27,014	1,589,774
Eversource Energy	38,542	3,170,850
PPL Corp.	27,171	756,169
WEC Energy Group, Inc.	41,349	3,594,468

		10,041,979

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,078	143,956

Electronic Components-Semiconductors — 6.0%
Advanced Micro Devices, Inc.†	42,238	6,689,232
Broadcom, Inc.	14,842	8,217,719
Microchip Technology, Inc.	1,578	131,653
Micron Technology, Inc.	37,686	3,165,624

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
NVIDIA Corp.	67,082	$21,919,714
Texas Instruments, Inc.	51,287	9,866,080

		49,990,022

Electronic Connectors — 0.2%
Amphenol Corp., Class A	11,094	893,955
TE Connectivity, Ltd.	6,195	953,596

		1,847,551

Electronic Forms — 2.2%
Adobe, Inc.†	27,988	18,747,762

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	14,803	2,233,773
Fortive Corp.	8,689	641,856
Keysight Technologies, Inc.†	5,553	1,079,948

		3,955,577

Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	776	194,000

Enterprise Software/Service — 1.7%
Paycom Software, Inc.†	3,441	1,505,369
salesforce.com, Inc.†	38,791	11,053,883
Tyler Technologies, Inc.†	3,014	1,564,206

		14,123,458

Entertainment Software — 0.5%
Electronic Arts, Inc.	22,036	2,737,312
Take-Two Interactive Software, Inc.†	8,354	1,385,761

		4,123,073

Finance-Credit Card — 3.9%
American Express Co.	41,899	6,381,218
Mastercard, Inc., Class A	37,769	11,894,213
Visa, Inc., Class A	72,480	14,044,450

		32,319,881

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	78,174	6,049,886

Finance-Other Services — 1.4%
Cboe Global Markets, Inc.	4,814	620,717
CME Group, Inc.	17,040	3,757,661
Intercontinental Exchange, Inc.	44,509	5,818,217
Nasdaq, Inc.	7,427	1,509,389

		11,705,984

Food-Confectionery — 0.1%
J.M. Smucker Co.	7,592	960,160

Food-Meat Products — 0.1%
Hormel Foods Corp.#	23,720	982,008

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	8,539	344,378
General Mills, Inc.	38,374	2,370,362
Kellogg Co.	2,068	126,520
Kraft Heinz Co.	73,569	2,472,654
Lamb Weston Holdings, Inc.	261	13,551
McCormick & Co., Inc.	14,516	1,245,763

		6,573,228

Food-Retail — 0.2%
Kroger Co.	32,790	1,361,769

Gas-Distribution — 0.0%
NiSource, Inc.	10,208	250,198

272

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gold Mining — 0.2%
Newmont Corp.	35,501	$1,949,715

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	3,963	535,282

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,409	809,906

Industrial Gases — 1.3%
Air Products & Chemicals, Inc.	10,678	3,069,284
Linde PLC	23,383	7,439,068

		10,508,352

Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	590	893,337

Instruments-Scientific — 0.0%
Waters Corp.†	273	89,563

Insurance Brokers — 0.9%
Aon PLC, Class A	8,674	2,565,509
Marsh & McLennan Cos., Inc.	24,135	3,958,623
Willis Towers Watson PLC	3,613	815,960

		7,340,092

Insurance-Life/Health — 0.6%
Aflac, Inc.	49,366	2,672,675
Prudential Financial, Inc.	20,644	2,111,056

		4,783,731

Insurance-Multi-line — 1.0%
Allstate Corp.	17,245	1,874,877
Chubb, Ltd.	30,832	5,533,419
Hartford Financial Services Group, Inc.	4,404	291,104
Loews Corp.	11,657	623,183

		8,322,583

Insurance-Property/Casualty — 0.6%
Progressive Corp.	22,971	2,134,925
Travelers Cos., Inc.	19,409	2,852,152

		4,987,077

Internet Content-Entertainment — 1.6%
Netflix, Inc.†	15,030	9,647,757
Twitter, Inc.†	82,707	3,634,146

		13,281,903

Internet Security — 0.0%
NortonLifeLock, Inc.	10,498	260,875

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	10,680	9,661,235
Franklin Resources, Inc.	19,286	624,866
Invesco, Ltd.	13,465	300,673
T. Rowe Price Group, Inc.	13,206	2,640,540

		13,227,314

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	28,531	5,516,469

Machinery-Farming — 0.7%
Deere & Co.	16,832	5,816,129

Machinery-General Industrial — 0.1%
Otis Worldwide Corp.	12,230	983,292
Westinghouse Air Brake Technologies Corp.	681	60,452

		1,043,744

Security Description	Shares	Value (Note 2)

Medical Information Systems — 0.1%
Cerner Corp.	12,664	$892,179

Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	27,791	2,982,252

Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	8,829	2,287,859
Laboratory Corp. of America Holdings†	4,433	1,264,868
Quest Diagnostics, Inc.	4,136	614,940

		4,167,667

Medical Products — 1.4%
ABIOMED, Inc.†	769	242,066
Align Technology, Inc.†	1,891	1,156,403
Baxter International, Inc.	34,286	2,556,707
Cooper Cos., Inc.	2,623	987,481
Henry Schein, Inc.†	4,270	303,426
Hologic, Inc.†	7,434	555,543
STERIS PLC	4,002	874,557
Stryker Corp.	19,994	4,731,180

		11,407,363

Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	25,014	4,974,784
Biogen, Inc.†	6,603	1,556,591
Illumina, Inc.†	4,818	1,760,160
Incyte Corp.†	7,681	520,157
Moderna, Inc.†	7,179	2,530,095
Regeneron Pharmaceuticals, Inc.†	5,951	3,787,990
Vertex Pharmaceuticals, Inc.†	16,106	3,010,856

		18,140,633

Medical-Drugs — 1.5%
Eli Lilly & Co.	26,064	6,464,915
Zoetis, Inc.	26,724	5,933,797

		12,398,712

Medical-HMO — 1.3%
Anthem, Inc.	9,831	3,993,647
Centene Corp.†	30,584	2,184,004
Humana, Inc.	10,169	4,268,031

		10,445,682

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	16,817	3,793,747

Multimedia — 1.1%
Walt Disney Co.†	63,421	9,189,703

Networking Products — 1.5%
Cisco Systems, Inc.	223,954	12,281,637

Non-Hazardous Waste Disposal — 0.4%
Waste Management, Inc.	23,058	3,704,729

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,808	1,064,514

Oil Companies-Exploration & Production — 1.0%
Devon Energy Corp.	14,493	609,576
EOG Resources, Inc.	33,574	2,920,938
Hess Corp.	17,779	1,324,891
Occidental Petroleum Corp.	48,842	1,448,165
Pioneer Natural Resources Co.	11,685	2,083,669

		8,387,239

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	18,901	1,265,233

273

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil-Field Services — 0.3%
Baker Hughes Co.	28,129	$656,531
Schlumberger NV	73,292	2,102,014

		2,758,545

Paper & Related Products — 0.0%
International Paper Co.	6,582	299,613

Pipelines — 0.7%
Kinder Morgan, Inc.	177,059	2,737,332
ONEOK, Inc.	14,349	858,644
Williams Cos., Inc.	78,319	2,098,166

		5,694,142

Real Estate Investment Trusts — 2.3%
American Tower Corp.	18,261	4,793,147
Crown Castle International Corp.	19,453	3,533,638
Digital Realty Trust, Inc.	5,341	895,899
Equinix, Inc.	2,441	1,982,580
Equity Residential	3,759	320,680
Prologis, Inc.	34,534	5,206,001
Public Storage	4,632	1,516,424
SBA Communications Corp.	1,596	548,705

		18,797,074

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,180	495,053

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	608	205,954

Respiratory Products — 0.2%
ResMed, Inc.	6,542	1,667,229

Retail-Apparel/Shoe — 0.1%
Ross Stores, Inc.	7,921	864,102

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	185	336,158
Genuine Parts Co.	5,229	667,952
O’Reilly Automotive, Inc.†	1,269	809,825

		1,813,935

Retail-Building Products — 2.6%
Home Depot, Inc.	37,607	15,065,740
Lowe’s Cos., Inc.	27,377	6,696,141

		21,761,881

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,600	812,136

Retail-Discount — 1.1%
Costco Wholesale Corp.	2,874	1,550,178
Dollar General Corp.	11,176	2,473,249
Dollar Tree, Inc.†	4,213	563,826
Target Corp.	20,293	4,948,245

		9,535,498

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	29,498	1,321,510

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	44,225	3,069,215

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,111	426,568

Retail-Restaurants — 2.2%
Domino’s Pizza, Inc.	1,999	1,047,756
McDonald’s Corp.	39,720	9,715,512
Starbucks Corp.	63,134	6,922,012
Yum! Brands, Inc.	7,533	925,353

		18,610,633

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	12,774	$2,302,514
NXP Semiconductors NV	2,438	544,552
QUALCOMM, Inc.	38,565	6,963,296

		9,810,362

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	34,104	5,019,768
KLA Corp.	2,579	1,052,567
Lam Research Corp.	4,303	2,925,395

		8,997,730

Steel-Producers — 0.2%
Nucor Corp.	14,690	1,560,959

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	9,499	352,318

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	258,815	13,010,630

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,774	659,544

Transport-Rail — 1.0%
Norfolk Southern Corp.	10,721	2,843,960
Union Pacific Corp.	23,350	5,502,194

		8,346,154

Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	5,356	509,302

Water — 0.4%
American Water Works Co., Inc.	20,295	3,421,128

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,521	1,084,633

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,985	755,742

Total Long-Term Investment Securities
(cost $536,945,061)		809,986,766

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.09% due 10/06/2022(2) (cost $1,698,694)	$1,700,000	1,697,264

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2021, to be repurchased 12/01/2021 in the amount of $19,273,000 and collateralized by $18,342,300 of United States Treasury Notes, bearing interest at 2.88% due 11/30/2025 and having an approximate value of $19,658,507 (cost $19,273,000)	19,273,000	19,273,000

TOTAL INVESTMENTS
(cost $557,916,755)(1)	99.8%	830,957,030
Other assets less liabilities	0.2	1,765,773

NET ASSETS	100.0%	$832,722,803

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30 ,2021, the Fund had loaned securities with a total value of $982,008. This was secured by collateral of $1,030,870, received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

274

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — November 30, 2021 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$155,839
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	527,095
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	311,483
United States Treasury Notes/Bonds	0.13% to 2.25%	01/31/2022 to 11/15/2029	36,453

(1)	See Note 5 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value#	Unrealized Appreciation (Depreciation)
93	Long	S&P 500 E-Mini Index	December 2021	$20,762,038	$21,233,063	$471,025

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$809,986,766	$—	$—	$809,986,766
Short Term Investment Securities	—	1,697,264	—	1,697,264
Repurchase Agreements	—	19,273,000	—	19,273,000

Total Investments at Value	$809,986,766	$20,970,264	$—	$830,957,030

Other Financial Instruments:+

Futures Contracts	$471,025	$—	$—	$471,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

275

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2021 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$–	$156,175,051	$1,042,090,035	$152,050,115	$–	$3,176,063,751	$1,461,818,256
Investment securities, at value (affiliated)*†	733,084,634	–	–	–	368,409,425	–	–
Repurchase agreements (cost approximates value)	–	5,056,000	–	–	–	–	–
Cash	13	1,629	–	2,488,792	7	6,290,919	–
Foreign cash*	–	–	–	–	–	–	416,338
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	15,063	–	–	–	–	–
Receivable for:
Fund shares sold	159,504	12,089	42,655	5,764	20,466	971,534	626,618
Dividends and interest	–	367,208	269,815	108,046	–	20,984,584	3,090,790
Investments sold	–	216,433	8,527,345	–	261,647	2,320,811	1,878,384
Investments sold on an extended settlement basis	–	1,517,336	–	–	–	209,173	–
Securites lending income	–	131	127	9	–	26,324	5,194
Prepaid expenses and other assets	25,056	8,759	22,612	8,304	17,630	97,308	24,508
Due from investment adviser for expense reimbursements/fee waivers	30,657	6,658	59,352	21,804	8,733	–	141,533
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	733,299,864	163,376,357	1,051,011,941	154,682,834	368,717,908	3,206,964,404	1,468,001,621

LIABILITIES:
Payable for:
Fund shares reacquired	27	7,530	186,725	148,340	281,935	881,488	862,475
Investments purchased	159,136	477,851	1,011,313	–	7	2,132,175	734,191
Investments purchased on an extended settlement basis	–	3,037,767	–	–	–	225,726,573	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	62,069	66,585	639,213	71,403	30,774	985,028	865,541
Administrative service fee	–	8,883	59,439	8,659	–	159,457	85,820
Transfer agent fees and expenses	1,005	564	1,317	1,657	844	2,107	1,317
Directors’ fees and expenses	33,293	9,513	34,076	9,383	19,239	127,375	43,117
Other accrued expenses	90,855	129,220	121,643	67,384	70,061	293,716	118,320
Variation margin on futures contracts	–	8,475	–	–	–	–	–
Collateral upon return of securities loaned	–	116,793	–	–	–	58,534,094	–
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	346,385	3,863,181	2,053,726	306,826	402,860	288,842,013	2,710,781

NET ASSETS	$732,953,479	$159,513,176	$1,048,958,215	$154,376,008	$368,315,048	$2,918,122,391	$1,465,290,840

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$598,839	$121,145	$378,567	$64,691	$273,394	$2,546,897	$1,131,693
Additional paid-in capital	567,496,018	119,820,679	309,098,658	78,251,764	311,920,829	2,783,466,590	1,259,933,322
Total accumulated earnings (loss)	164,858,622	39,571,352	739,480,990	76,059,553	56,120,825	132,108,904	204,225,825

NET ASSETS	$732,953,479	$159,513,176	$1,048,958,215	$154,376,008	$368,315,048	$2,918,122,391	$1,465,290,840

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	59,883,934	12,114,532	37,856,661	6,469,135	27,339,443	254,689,730	113,169,348
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.24	$13.17	$27.71	$23.86	$13.47	$11.46	$12.95

*Cost
Investment securities (unaffiliated)	$–	$142,965,958	$525,621,669	$94,230,689	$–	$3,141,213,409	$1,374,259,783

Investment securities (affiliated)	$640,661,169	$–	$–	$–	$348,832,783	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–	$415,040

† Including securities on loan	$–	$321,457	$5,751	$1,296,795	$–	$106,847,190	$24,658,778

See Notes to Financial Statements

276

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2021 (unaudited) — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$35,282,679	$729,491,152	$566,456,392	$271,004,371	$634,077,187	$171,004,412	$1,437,844,148
Investment securities, at value (affiliated)*†	157,821,800	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	2,695,000	20,418,000	7,254,000	12,068,000
Cash	21,425	5,239,190	2,800,856	1,570,306	620	289	–
Foreign cash*	–	2,145,363	15,164	32,785	–	–	1,580
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	7,256
Receivable for:
Fund shares sold	27,933	302,382	217,085	6,384	105,297	163,342	159,482
Dividends and interest	55,717	551,490	1,119,042	1,160,585	–	485,900	868,426
Investments sold	–	24	1,212,778	–	–	–	3,520,552
Investments sold on an extended settlement basis	2,040,885	–	–	–	–	2,554,264	–
Securites lending income	–	3,062	2,269	751	–	99	786
Prepaid expenses and other assets	8,279	22,895	15,635	18,709	48,565	20,136	15,766
Due from investment adviser for expense reimbursements/fee waivers	14,628	–	–	4,614	252,875	–	191,062
Variation margin on futures contracts	8,171	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	195,281,517	737,755,558	571,839,221	276,493,505	654,902,544	181,482,442	1,454,677,058

LIABILITIES:
Payable for:
Fund shares reacquired	5,574	238,902	127,068	50,913	2,305,649	158,492	488,912
Investments purchased	34,951	1,250,766	1,500,183	–	–	–	2,273,735
Investments purchased on an extended settlement basis	2,191,336	–	–	–	–	5,096,647	–
Accrued foreign tax on capital gains	–	1,421,427	–	138,113	–	–	–
Investment advisory and management fees	40,240	492,123	334,548	115,347	215,920	68,567	813,564
Administrative service fee	1,800	43,336	31,167	15,387	36,005	9,146	79,649
Transfer agent fees and expenses	483	1,881	1,317	564	2,973	1,693	941
Directors’ fees and expenses	6,508	32,040	17,498	17,235	37,593	8,980	57,218
Other accrued expenses	81,448	360,641	10,860	255,099	161,035	71,780	354,181
Variation margin on futures contracts	–	–	–	–	–	–	16,950
Collateral upon return of securities loaned	–	1,201,797	4,812,401	1,347,757	–	8,926,738	8,587,187
Due to custodian	–	–	–	–	–	–	5,614
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	1,778,451	21	–	2,409	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	4,140,791	5,042,934	6,835,042	1,942,824	2,759,175	14,342,043	12,677,951

NET ASSETS	$191,140,726	$732,712,624	$565,004,179	$274,550,681	$652,143,369	$167,140,399	$1,441,999,107

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$148,028	$764,052	$678,400	$270,588	$6,521,534	$154,593	$569,117
Additional paid-in capital	149,917,735	511,794,705	518,790,752	266,131,727	645,643,861	160,813,979	474,843,001
Total accumulated earnings (loss)	41,074,963	220,153,867	45,535,027	8,148,366	(22,026)	6,171,827	966,586,989

NET ASSETS	$191,140,726	$732,712,624	$565,004,179	$274,550,681	$652,143,369	$167,140,399	$1,441,999,107

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,802,845	76,405,183	67,839,973	27,058,774	652,153,393	15,459,290	56,911,695
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.91	$9.59	$8.33	$10.15	$1.00	$10.81	$25.34

*Cost
Investment securities (unaffiliated)	$35,266,976	$698,891,811	$519,407,619	$244,061,487	$634,077,187	$165,898,541	$890,481,880

Investment securities (affiliated)	$137,342,071	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$2,148,790	$15,765	$33,189	$–	$–	$2,152

† Including securities on loan	$–	$12,344,180	$17,142,340	$3,333,610	$–	$8,757,062	$8,271,034

See Notes to Financial Statements

277

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2021 (unaudited) — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$591,944,130	$807,493,698	$1,754,200,885	$176,456,530	$637,830,716	$589,431,241	$340,961,866
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	28,087,000	45,957,000	122,148,000	–	–	9,747,000	22,497,000
Cash	32	–	774	–	10,506,867	4,750,532	802
Foreign cash*	28,073	11,721,729	2,573,201	501,276	8,544,521	–	1,104,631
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	238,487	220,998	701,504	31,752	46,565	68,893	115,194
Dividends and interest	8,055,498	2,553,225	7,342,224	1,336,197	624,284	1,297,435	1,406,198
Investments sold	56,078	19,081	–	486,620	–	1,533,703	–
Investments sold on an extended settlement basis	–	216,128	–	–	–	2,571,689	–
Securites lending income	2,978	266	13,744	1,186	2,987	37,325	17
Prepaid expenses and other assets	31,272	41,508	36,356	14,166	27,567	51,478	23,740
Due from investment adviser for expense reimbursements/fee waivers	22,277	21,005	–	–	106,648	15,306	–
Variation margin on futures contracts	–	413,203	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	7,149,166	–	–	–	–	–
Unrealized appreciation on swap contracts	–	6,413,748	–	–	–	–	–

TOTAL ASSETS	628,465,825	882,220,755	1,887,016,688	178,827,727	657,690,155	609,504,602	366,109,448

LIABILITIES:
Payable for:
Fund shares reacquired	196,955	342,675	279,367	55,440	544,046	150,002	137,742
Investments purchased	2,379,800	8,520,524	–	707,655	–	666,821	–
Investments purchased on an extended settlement basis	9,406,258	1,302,959	–	–	4,788,230	–	–
Accrued foreign tax on capital gains	–	–	–	–	1,360,614	101,537	–
Investment advisory and management fees	311,990	310,886	416,790	72,589	484,081	425,188	157,319
Administrative service fee	34,596	46,700	102,127	9,683	35,567	34,765	20,986
Transfer agent fees and expenses	1,657	1,317	2,824	1,317	1,317	1,614	1,092
Directors’ fees and expenses	33,694	25,661	66,496	10,289	32,045	54,102	22,142
Other accrued expenses	105,704	120,988	451,455	46,117	153,661	232,686	93,652
Variation margin on futures contracts	–	420,737	1,050,335	–	–	–	205,335
Collateral upon return of securities loaned	3,814,173	432,825	92,878,504	1,441,740	27,818,716	10,854,927	–
Due to custodian	–	782	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	118	–
Due to broker	–	6,664,398	15	–	170,000	–	29
Unrealized depreciation on forward foreign currency contracts	179,787	30,871	–	–	–	–	–

TOTAL LIABILITIES	16,464,614	18,221,323	95,247,913	2,344,830	35,388,277	12,521,760	638,297

NET ASSETS	$612,001,211	$863,999,432	$1,791,768,775	$176,482,897	$622,301,878	$596,982,842	$365,471,151

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$792,292	$690,492	$2,219,424	$145,784	$318,058	$265,733	$140,562
Additional paid-in capital	582,021,623	735,202,170	1,468,438,028	173,128,951	296,507,253	382,911,130	265,460,562
Total accumulated earnings (loss)	29,187,296	128,106,770	321,111,323	3,208,162	325,476,567	213,805,979	99,870,027

NET ASSETS	$612,001,211	$863,999,432	$1,791,768,775	$176,482,897	$622,301,878	$596,982,842	$365,471,151

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	79,229,196	69,049,184	221,942,380	14,578,429	31,805,827	26,573,270	14,056,205
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.72	$12.51	$8.07	$12.11	$19.57	$22.47	$26.00

*Cost
Investment securities (unaffiliated)	$579,267,054	$755,192,535	$1,457,539,545	$178,405,054	$397,165,300	$495,912,320	$262,485,596

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$27,938	$11,694,654	$2,590,585	$513,068	$8,668,931	$196	$1,111,802

† Including securities on loan	$3,716,581	$1,598,832	$109,307,593	$7,358,060	$36,567,270	$24,631,104	$52,571

See Notes to Financial Statements

278

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2021 (unaudited) — (continued)

	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$626,770,451	$689,963,419	$3,581,900,243	$840,172,527	$903,742,701	$–	$964,840,868
Investment securities, at value (affiliated)*†	–	–	–	–	–	1,169,225,126	–
Repurchase agreements (cost approximates value)	–	–	16,613,000	–	2,144,000	–	22,926,000
Cash	–	7,366,675	46	36,183,004	674	25	588
Foreign cash*	754,101	–	–	9	50	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	17	–	–	–	–
Receivable for:
Fund shares sold	141,177	111,000	578,047	94,612	111,451	481,884	69,373
Dividends and interest	2,242,197	521,192	2,528,451	462,225	1,159,237	–	569,441
Investments sold	2,735,428	–	3,014,387	763,169	1,144,809	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Securites lending income	22,871	–	5,219	2,505	379	–	930
Prepaid expenses and other assets	37,107	18,870	127,160	34,586	60,166	36,432	15,726
Due from investment adviser for expense reimbursements/fee waivers	39,083	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	632,742,415	697,981,156	3,604,766,570	877,712,637	908,363,467	1,169,743,467	988,422,926

LIABILITIES:
Payable for:
Fund shares reacquired	224,074	351,374	1,271,631	357,577	350,549	18,306	144,926
Investments purchased	2,526,544	3,862,870	6,791,851	362,760	2,689,996	463,039	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	468,456	–	–	–	–	–	–
Investment advisory and management fees	382,571	377,189	791,379	474,522	545,732	98,246	306,440
Administrative service fee	37,241	39,310	209,104	49,324	52,627	–	54,492
Transfer agent fees and expenses	1,505	1,505	3,375	1,413	1,860	940	2,441
Directors’ fees and expenses	36,369	24,752	164,563	38,801	67,674	52,676	24,704
Other accrued expenses	179,525	112,124	297,789	149,207	144,115	113,212	180,003
Variation margin on futures contracts	–	–	612,000	–	–	–	398,815
Collateral upon return of securities loaned	14,018	–	20,568,590	3,680,971	–	–	–
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	26,531	–	–	–	–	–	38
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	3,896,834	4,769,124	30,710,282	5,114,575	3,852,553	746,419	1,111,859

NET ASSETS	$628,845,581	$693,212,032	$3,574,056,288	$872,598,062	$904,510,914	$1,168,997,048	$987,311,067

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$612,056	$305,287	$1,148,865	$355,938	$414,557	$712,823	$348,653
Additional paid-in capital	581,595,780	295,040,620	1,825,675,683	573,771,463	601,772,627	925,560,523	205,933,734
Total accumulated earnings (loss)	46,637,745	397,866,125	1,747,231,740	298,470,661	302,323,730	242,723,702	781,028,680

NET ASSETS	$628,845,581	$693,212,032	$3,574,056,288	$872,598,062	$904,510,914	$1,168,997,048	$987,311,067

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	61,205,619	30,528,653	114,886,466	35,593,831	41,455,683	71,282,289	34,865,338
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.27	$22.71	$31.11	$24.52	$21.82	$16.40	$28.32

*Cost
Investment securities (unaffiliated)	$610,283,296	$407,993,392	$2,351,582,281	$693,382,649	$714,320,083	$–	$273,220,140

Investment securities (affiliated)	$–	$–	$–	$–	$–	$1,041,388,246	$–

Foreign cash	$750,119	$–	$–	$9	$51	$–	$–

† Including securities on loan	$4,993,054	$–	$50,178,900	$17,126,825	$3,359,819	$–	$837,158

See Notes to Financial Statements

279

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2021 (unaudited) — (continued)

	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$3,096,398,266	$732,374,160	$1,328,126,290	$249,246,176	$458,802,681	$6,368,468,640	$705,259,561
Investment securities, at value (affiliated)*†	–	–	–	–	–	7,390,773	–
Repurchase agreements (cost approximates value)	6,970,000	–	25,802,000	–	16,406,000	26,955,000	–
Cash	85,597,995	12,778,536	–	6,388,966	1,398	105	1,420,982
Foreign cash*	1,072,769	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	1,059,927	35	–
Receivable for:
Fund shares sold	983,575	19,968	192,397	10,785	115,077	1,087,701	35,348
Dividends and interest	1,226,099	472,226	1,063,117	259,735	504,750	8,096,327	763,579
Investments sold	2,582,981	407,121	1,081,512	240,040	4,860,981	162,103	–
Investments sold on an extended settlement basis	–	–	1,236,762	–	396,270	–	–
Securites lending income	32,962	10,238	31,995	2,891	1,604	1,244	1,639
Prepaid expenses and other assets	89,277	40,471	43,700	12,099	47,843	172,942	37,631
Due from investment adviser for expense reimbursements/fee waivers	–	19,892	–	–	18,596	114,804	131,548
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	3,194,953,924	746,122,612	1,357,577,773	256,160,692	482,215,127	6,412,449,674	707,650,288

LIABILITIES:
Payable for:
Fund shares reacquired	2,556,316	351,214	287,445	69,598	102,172	1,650,090	177,222
Investments purchased	1,183,500	–	61,115	1,133,510	4,867,544	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	2,323,490	534,550	335,185	164,559	277,181	1,181,703	443,783
Administrative service fee	180,713	44,225	78,463	14,635	28,021	360,998	39,883
Transfer agent fees and expenses	2,823	1,626	3,158	1,281	1,440	3,951	1,607
Directors’ fees and expenses	116,314	37,503	59,695	11,449	34,401	282,574	37,265
Other accrued expenses	388,057	65,142	221,219	83,469	160,394	422,588	53,832
Variation margin on futures contracts	–	–	586,567	–	315,315	775,463	–
Collateral upon return of securities loaned	6,556,726	7,418,557	31,601,165	2,847,068	3,741,971	1,962,987	3,117,332
Due to custodian	–	–	1,080,177	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	–	–	29	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	13,307,939	8,452,817	34,314,218	4,325,569	9,528,439	6,640,354	3,870,924

NET ASSETS	$3,181,645,985	$737,669,795	$1,323,263,555	$251,835,123	$472,686,688	$6,405,809,320	$703,779,364

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$748,296	$337,048	$579,350	$182,071	$310,153	$1,113,725	$247,037
Additional paid-in capital	1,846,365,726	631,631,502	718,871,583	177,948,309	318,754,402	1,493,036,970	516,996,248
Total accumulated earnings (loss)	1,334,531,963	105,701,245	603,812,622	73,704,743	153,622,133	4,911,658,625	186,536,079

NET ASSETS	$3,181,645,985	$737,669,795	$1,323,263,555	$251,835,123	$472,686,688	$6,405,809,320	$703,779,364

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	74,829,587	33,704,812	57,934,970	18,207,141	31,015,336	111,372,469	24,703,655
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$42.52	$21.89	$22.84	$13.83	$15.24	$57.52	$28.49

*Cost
Investment securities (unaffiliated)	$2,589,237,718	$716,855,419	$953,257,742	$204,505,223	$390,072,740	$2,139,196,881	$538,269,313

Investment securities (affiliated)	$–	$–	$–	$–	$–	$5,057,064	$–

Foreign cash	$956,616	$–	$–	$–	$–	$–	$–

† Including securities on loan	$23,893,187	$36,709,213	$61,208,482	$5,297,405	$6,901,726	$8,579,593	$6,986,116

See Notes to Financial Statements

280

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2021 (unaudited) — (continued)

	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$505,455,693	$811,684,030
Investment securities, at value (affiliated)*†	–	–
Repurchase agreements (cost approximates value)	4,447,000	19,273,000
Cash	874	422
Foreign cash*	–	–
Cash collateral for futures contracts	–	834,715
Due from broker	–	865,265
Receivable for:
Fund shares sold	21,087	378,870
Dividends and interest	725,172	795,926
Investments sold	–	–
Investments sold on an extended settlement basis	–	–
Securites lending income	438	74
Prepaid expenses and other assets	61,070	54,195
Due from investment adviser for expense reimbursements/fee waivers	130,949	–
Variation margin on futures contracts	–	–
Unrealized appreciation on forward foreign currency contracts	–	–
Unrealized appreciation on swap contracts	–	–

TOTAL ASSETS	510,842,283	833,886,497

LIABILITIES:
Payable for:
Fund shares reacquired	91,356	366,224
Investments purchased	–	–
Investments purchased on an extended settlement basis	–	–
Accrued foreign tax on capital gains	–	–
Investment advisory and management fees	292,720	175,952
Administrative service fee	29,114	46,944
Transfer agent fees and expenses	1,041	1,143
Directors’ fees and expenses	30,637	60,529
Other accrued expenses	139,369	118,814
Variation margin on futures contracts	–	394,088
Collateral upon return of securities loaned	661,549	–
Due to custodian	–	–
Due to custodian for foreign cash*	–	–
Due to broker	–	–
Unrealized depreciation on forward foreign currency contracts	–	–

TOTAL LIABILITIES	1,245,786	1,163,694

NET ASSETS	$509,596,497	$832,722,803

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$381,763	$312,389
Additional paid-in capital	448,588,134	344,692,954
Total accumulated earnings (loss)	60,626,600	487,717,460

NET ASSETS	$509,596,497	$832,722,803

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000
Outstanding	38,176,258	31,238,893
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.35	$26.66

*Cost
Investment securities (unaffiliated)	$488,081,053	$538,643,755

Investment securities (affiliated)	$–	$–

Foreign cash	$–	$–

† Including securities on loan	$2,828,366	$982,008

See Notes to Financial Statements

281

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2021 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	DIVIDEND VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$603,663	$1,590,093	$507,882	$–	$332	$15,574,771
Dividends (affiliated)	1,557	–	–	–	791	–	–
Securities lending income	–	702	17,753	9	–	79,951	15,150
Interest (unaffiliated)	–	585,647	1,161	–	–	34,216,107	607

Total investment income*	1,557	1,190,012	1,609,007	507,891	791	34,296,390	15,590,528

EXPENSES:
Investment advisory and management fees	372,361	395,218	3,826,011	419,038	187,302	5,907,546	5,085,461
Administrative service fee	–	52,722	355,607	50,818	–	955,822	502,599
Transfer agent fees and expenses	1,455	786	1,834	2,210	1,135	3,103	1,834
Custodian fees	6,675	36,152	26,262	6,139	6,669	51,253	26,970
Reports to shareholders	24,184	10,859	40,774	5,398	12,635	58,342	89,895
Audit and tax fees	22,774	25,059	17,538	33,047	22,774	26,376	27,745
Legal fees	18,385	–	19,036	11,015	13,801	48,268	27,729
Directors’ fees and expenses	19,787	6,151	40,782	3,693	10,270	79,560	59,822
Interest expense	–	–	–	–	–	–	–
License fee	1,689	673	673	1,204	1,196	692	19,440
Other expenses	15,691	22,236	32,758	14,380	12,815	45,429	37,306

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	483,001	549,856	4,361,275	546,942	268,597	7,176,391	5,878,801

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(147,876)	(39,522)	(125,188)	(89,809)	(25,105)	–	(828,873)
Fees paid indirectly (Note 7)	–	(241)	–	(7)	–	–	–

Net expenses	335,125	510,093	4,236,087	457,126	243,492	7,176,391	5,049,928

Net investment income (loss)	(333,568)	679,919	(2,627,080)	50,765	(242,701)	27,119,999	10,540,600

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	4,843,546	96,792,415	10,813,609	–	15,228,794	123,791,405
Investments (affiliated)	22,852,154	–	–	–	11,555,911	–	–
Futures contracts	–	32,796	–	–	–	–	–
Forward contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	379	(110)	–	–	–	(11,315)

Net realized gain (loss) on investments and foreign currencies	22,852,154	4,876,721	96,792,305	10,813,609	11,555,911	15,228,794	123,780,090

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	4,238,304	5,780,475	3,311,606	–	(21,770,169)	(156,391,904)
Investments (affiliated)	(14,345,533)	–	–	–	(8,901,671)	–	–
Futures contracts	–	(13,215)	–	–	–	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1,355)	11	–	–	–	(36,653)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(14,345,533)	4,223,734	5,780,486	3,311,606	(8,901,671)	(21,770,169)	(156,428,557)

Net realized and unrealized gain (loss) on investments and foreign currencies	8,506,621	9,100,455	102,572,791	14,125,215	2,654,240	(6,541,375)	(32,648,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,173,053	$9,780,374	$99,945,711	$14,175,980	$2,411,539	$20,578,624	$(22,107,867)

* Net of foreign withholding taxes on interest and dividends of	$–	$1,859	$7,936	$–	$–	$(1,066)	$123,968

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

282

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2021 (unaudited) — (continued)

	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$19,347,594	$7,055,224	$2,696,899	$–	$–	$2,783,298
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	25,426	18,083	6,062	–	1,628	13,531
Interest (unaffiliated)	187,504	711	–	1,384,670	92,068	2,207,195	–

Total investment income*	187,504	19,373,731	7,073,307	4,087,631	92,068	2,208,823	2,796,829

EXPENSES:
Investment advisory and management fees	247,792	3,454,627	1,938,644	712,176	1,229,829	413,853	4,825,905
Administrative service fee	11,661	307,070	179,687	95,004	205,074	55,208	471,598
Transfer agent fees and expenses	844	2,620	1,834	786	4,770	2,359	1,310
Custodian fees	11,431	285,603	26,717	252,847	11,449	8,496	35,305
Reports to shareholders	20,163	19,625	12,924	10,735	3,159	5,130	–
Audit and tax fees	17,939	16,058	16,756	23,564	20,590	22,121	16,115
Legal fees	8,955	25,251	15,788	20,273	14,488	8,982	14,290
Directors’ fees and expenses	7,697	39,638	20,148	11,044	14,961	6,126	53,225
Interest expense	–	17,666	–	–	–	–	7,067
License fee	673	1,755	25,943	733	30,095	673	14,168
Other expenses	16,097	32,623	26,533	60,505	12,751	19,264	2,467

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	343,252	4,202,536	2,264,974	1,187,667	1,547,166	542,212	5,441,450

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(27,924)	–	–	(28,487)	(1,484,719)	–	(1,131,271)
Fees paid indirectly (Note 7)	–	(163)	(530)	(196)	–	–	–

Net expenses	315,328	4,202,373	2,264,444	1,158,984	62,447	542,212	4,310,179

Net investment income (loss)	(127,824)	15,171,358	4,808,863	2,928,647	29,621	1,666,611	(1,513,350)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,682,063)	76,791,892	19,922,128	(2,466,143)	–	46,622	125,510,742
Investments (affiliated)	7,984,685	–	–	–	–	–	–
Futures contracts	1,172,874	292,345	–	–	–	–	100,463
Forward contracts	–	–	–	633,358	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(315,836)	(13,709)	(443,313)	–	–	(495)

Net realized gain (loss) on investments and foreign currencies	6,475,496	76,768,401	19,908,419	(2,276,098)	–	46,622	125,610,710

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	1,066,333	(202,521,021)	(14,819,003)	(486,829)	–	(1,387,927)	59,874,121
Investments (affiliated)	(2,548,509)	–	–	–	–	–	–
Futures contracts	5,197	–	–	–	–	–	(23,779)
Forward contracts	–	–	–	481,224	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	35,533	(13,650)	(26,795)	–	–	(5,699)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	392,096	–	(5,839)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(1,476,979)	(202,093,392)	(14,832,653)	(38,239)	–	(1,387,927)	59,844,643

Net realized and unrealized gain (loss) on investments and foreign currencies	4,998,517	(125,324,991)	5,075,766	(2,314,337)	–	(1,341,305)	185,455,353

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,870,693	$(110,153,633)	$9,884,629	$614,310	$29,621	$325,306	$183,942,003

* Net of foreign withholding taxes on interest and dividends of	$–	$2,273,711	$274,892	$239,770	$–	$–	$27,191

** Net of foreign withholding taxes on capital gains of	$–	$1,309,556	$–	$20,371	$–	$–	$–

See Notes to Financial Statements

283

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2021 (unaudited) — (continued)

	HIGH YIELD BOND FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL OPPORTUNITIES FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$–	$21,187,644	$–	$1,769,253	$3,992,549	$3,972,372
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	19,502	8,549	79,992	5,122	34,203	114,299	70
Interest (unaffiliated)	14,788,735	17,440,956	8,663	2,209,759	–	4	810

Total investment income*	14,808,237	17,449,505	21,276,299	2,214,881	1,803,456	4,106,852	3,973,252

EXPENSES:
Investment advisory and management fees	1,899,610	1,833,114	2,564,193	456,247	2,921,888	2,739,237	959,180
Administrative service fee	210,610	274,320	629,029	60,863	214,528	224,204	127,955
Transfer agent fees and expenses	2,210	1,834	3,929	1,835	1,834	2,260	1,774
Custodian fees	17,909	31,738	141,279	13,882	70,260	122,882	46,687
Reports to shareholders	20,923	39,341	35,912	5,311	23,574	30,764	8,496
Audit and tax fees	28,950	21,522	23,722	25,062	20,532	21,734	13,272
Legal fees	18,493	7,404	34,094	9,980	18,639	22,078	11,661
Directors’ fees and expenses	18,051	30,173	76,828	7,157	25,622	16,607	15,108
Interest expense	–	–	54,436	46	9,359	5,570	8,042
License fee	692	673	261,890	9,565	1,207	1,666	867
Other expenses	18,133	26,515	69,116	19,817	28,064	52,505	35,177

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,235,581	2,266,634	3,894,428	609,765	3,335,507	3,239,507	1,228,219

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(88,431)	(123,382)	–	–	(643,264)	(40,633)	–
Fees paid indirectly (Note 7)	–	–	–	–	–	(4,862)	–

Net expenses	2,147,150	2,143,252	3,894,428	609,765	2,692,243	3,194,012	1,228,219

Net investment income (loss)	12,661,087	15,306,253	17,381,871	1,605,116	(888,787)	912,840	2,745,033

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,060,601	4,824,684	5,302,297	6,202	23,921,564	41,757,028	1,897,620
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	(895,739)	14,389,049	–	–	–	1,290,745
Forward contracts	1,312,828	2,574,533	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	36,465	(128,148)	(628,580)	(3,445)	(154,253)	(315,558)	(193,363)

Net realized gain (loss) on investments and foreign currencies	5,409,894	6,375,330	19,062,766	2,757	23,767,311	41,441,470	2,995,002

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(13,926,373)	(2,868,606)	(83,499,021)	(6,540,633)	(7,465,365)	(56,380,411)	(11,046,821)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	597,340	(19,641,734)	–	–	–	(2,530,755)
Forward contracts	(141,120)	13,466,036	–	–	–	–	–
Swap contracts	–	3,116,057	–	–	–	–	–
Unfunded Commitments	–	–	–	–	(292,561)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(5,283)	29,456	(410,832)	(36,692)	(160,199)	(85,039)	(44,366)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	47,095	17,465	–

Net unrealized gain (loss) on investments and foreign currencies	(14,072,776)	14,340,283	(103,551,587)	(6,577,325)	(7,871,030)	(56,447,985)	(13,621,942)

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,662,882)	20,715,613	(84,488,821)	(6,574,568)	15,896,281	(15,006,515)	(10,626,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,998,205	$36,021,866	$(67,106,950)	$(4,969,452)	$15,007,494	$(14,093,675)	$(7,881,907)

* Net of foreign withholding taxes on interest and dividends of	$12,739	$–	$1,660,350	$(31)	$209,304	$382,102	$400,399

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$62,278	$10,695	$–

See Notes to Financial Statements

284

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2021 (unaudited) — (continued)

	INTERNATIONAL VALUE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	NASDAQ-100® INDEX FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,227,148	$2,793,413	$27,067,174	$2,265,502	$6,784,799	$–	$2,992,050
Dividends (affiliated)	–	–	–	–	–	2,998	–
Securities lending income	–	464	40,621	16,864	5,249	–	2,157
Interest (unaffiliated)	199	–	2,344	2,638	–	–	1,240

Total investment income*	14,227,347	2,793,877	27,110,139	2,285,004	6,790,048	2,998	2,995,447

EXPENSES:
Investment advisory and management fees	2,404,958	2,235,357	4,748,198	2,857,494	3,303,739	593,060	1,742,031
Administrative service fee	234,715	232,966	1,249,110	296,757	318,435	–	308,826
Transfer agent fees and expenses	2,096	2,097	4,952	2,025	2,478	1,326	3,648
Custodian fees	89,207	14,264	56,594	15,856	17,533	6,687	14,799
Reports to shareholders	14,022	13,872	65,520	19,646	34,627	34,571	17,583
Audit and tax fees	20,639	17,510	18,201	17,250	33,064	22,774	18,302
Legal fees	18,329	15,827	52,851	22,376	21,072	23,988	17,320
Directors’ fees and expenses	28,199	27,131	152,190	35,812	25,593	32,246	34,976
Interest expense	–	55	13,789	195	224	–	4,902
License fee	1,343	5,490	18,727	3,291	4,063	2,282	137,703
Other expenses	46,998	26,408	71,890	33,188	27,789	18,720	28,342

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,860,506	2,590,977	6,452,022	3,303,890	3,788,617	735,654	2,328,432

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(246,327)	–	–	–	–	–	–
Fees paid indirectly (Note 7)	(5,405)	–	–	(5,726)	(1,277)	–	–

Net expenses	2,608,774	2,590,977	6,452,022	3,298,164	3,787,340	735,654	2,328,432

Net investment income (loss)	11,618,573	202,900	20,658,117	(1,013,160)	3,002,708	(732,656)	667,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	59,138,744	38,167,203	190,623,166	71,607,628	63,219,295	–	7,645,246
Investments (affiliated)	–	–	–	–	–	36,374,562	–
Futures contracts	–	–	1,732,534	–	–	–	3,630,562
Forward contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(161,465)	3,420	–	(1,734)	133	–	–

Net realized gain (loss) on investments and foreign currencies	58,977,279	38,170,623	192,355,700	71,605,894	63,219,428	36,374,562	11,275,808

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(143,821,605)	14,467,191	(221,704,041)	(20,794,996)	(83,377,764)	–	137,388,740
Investments (affiliated)	–	–	–	–	–	(16,344,057)	–
Futures contracts	–	–	(1,716,243)	–	–	–	636,958
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(116,869)	(5,342)	–	(2,884)	(398)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(468,456)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(144,406,930)	14,461,849	(223,420,284)	(20,797,880)	(83,378,162)	(16,344,057)	138,025,698

Net realized and unrealized gain (loss) on investments and foreign currencies	(85,429,651)	52,632,472	(31,064,584)	50,808,014	(20,158,734)	20,030,505	149,301,506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,811,078)	$52,835,372	$(10,406,467)	$49,794,854	$(17,156,026)	$19,297,849	$149,968,521

* Net of foreign withholding taxes on interest and dividends of	$671,717	$15,871	$–	$39,180	$5,260	$–	$4,521

** Net of foreign withholding taxes on capital gains of	$216,090	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

285

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2021 (unaudited) — (continued)

	SCIENCE & TECHNOLOGY FUND	SMALL CAP GROWTH FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,083,833	$922,277	$8,128,189	$2,256,637	$4,001,550	$43,021,044	$4,832,066
Dividends (affiliated)	–	–	–	–	–	91,173	–
Securities lending income	200,574	64,568	277,518	17,524	22,280	6,515	19,557
Interest (unaffiliated)	7,039	5	2,344	–	–	2,650	–

Total investment income*	5,291,446	986,850	8,408,051	2,274,161	4,023,830	43,121,382	4,851,623

EXPENSES:
Investment advisory and management fees	13,837,911	3,273,775	2,044,492	991,623	1,619,211	6,962,570	2,638,011
Administrative service fee	1,076,033	270,861	478,588	88,188	163,583	2,092,782	236,931
Transfer agent fees and expenses	3,929	2,147	4,649	1,791	2,225	5,503	2,406
Custodian fees	90,360	17,741	50,434	7,546	49,864	84,194	10,052
Reports to shareholders	–	22,581	27,394	6,810	24,713	104,588	21,627
Audit and tax fees	15,980	33,050	15,057	17,477	32,233	18,213	18,359
Legal fees	46,141	18,407	25,357	11,698	15,703	78,062	20,932
Directors’ fees and expenses	126,733	23,068	58,874	11,061	13,877	243,219	28,510
Interest expense	2,174	–	15,785	80	320	10,598	–
License fee	673	2,560	174,154	2,352	2,510	31,376	673
Other expenses	28,302	19,948	48,666	23,613	19,237	85,221	31,596

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	15,228,236	3,684,138	2,943,450	1,162,239	1,943,476	9,716,326	3,009,097

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(121,826)	–	–	(54,710)	(606,678)	(781,483)
Fees paid indirectly (Note 7)	(29,416)	(6,438)	–	(4,018)	(12,256)	–	(352)

Net expenses	15,198,820	3,555,874	2,943,450	1,158,221	1,876,510	9,109,648	2,227,262

Net investment income (loss)	(9,907,374)	(2,569,024)	5,464,601	1,115,940	2,147,320	34,011,734	2,624,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	267,622,021	53,480,488	114,171,627	15,891,584	58,282,896	126,316,431	13,184,195
Investments (affiliated)	–	–	–	–	–	79,111	–
Futures contracts	–	–	(479,418)	–	53,551	5,493,744	–
Forward contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(16,771)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	267,605,250	53,480,488	113,692,209	15,891,584	58,336,447	131,889,286	13,184,195

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(12,966,992)	(82,613,943)	(156,528,807)	(25,587,153)	(68,728,457)	380,827,929	32,318,392
Investments (affiliated)	–	–	–	–	–	(127,146)	–
Futures contracts	–	–	1,306,863	–	(1,430,604)	(1,032,986)	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Unfunded Commitments	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(17,437)	–	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(12,984,429)	(82,613,943)	(155,221,944)	(25,587,153)	(70,159,061)	379,667,797	32,318,392

Net realized and unrealized gain (loss) on investments and foreign currencies	254,620,821	(29,133,455)	(41,529,735)	(9,695,569)	(11,822,614)	511,557,083	45,502,587

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,713,447	$(31,702,479)	$(36,065,134)	$(8,579,629)	$(9,675,294)	$545,568,817	$48,126,948

* Net of foreign withholding taxes on interest and dividends of	$241,542	$–	$10,626	$3,433	$6,007	$7,712	$3,184

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

286

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2021 (unaudited) — (continued)

	SYSTEMATIC VALUE FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,485,847	$5,604,859
Dividends (affiliated)	–	–
Securities lending income	2,916	410
Interest (unaffiliated)	–	1,501

Total investment income*	5,488,763	5,606,770

EXPENSES:
Investment advisory and management fees	1,790,443	1,034,344
Administrative service fee	178,137	275,963
Transfer agent fees and expenses	1,621	1,594
Custodian fees	10,593	12,265
Reports to shareholders	25,912	26,208
Audit and tax fees	17,511	32,218
Legal fees	17,886	20,629
Directors’ fees and expenses	21,967	22,013
Interest expense	55	3,928
License fee	1,080	692
Other expenses	27,832	30,890

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,093,037	1,460,744

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(801,214)	–
Fees paid indirectly (Note 7)	(12)	–

Net expenses	1,291,811	1,460,744

Net investment income (loss)	4,196,952	4,146,026

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	18,460,912	100,887,465
Investments (affiliated)	–	–
Futures contracts	–	1,312,174
Forward contracts	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–

Net realized gain (loss) on investments and foreign currencies	18,460,912	102,199,639

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(13,421,460)	(49,430,268)
Investments (affiliated)	–	–
Futures contracts	–	253,352
Forward contracts	–	–
Swap contracts	–	–
Unfunded Commitments	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(326)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–

Net unrealized gain (loss) on investments and foreign currencies	(13,421,786)	(49,176,916)

Net realized and unrealized gain (loss) on investments and foreign currencies	5,039,126	53,022,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,236,078	$57,168,749

* Net of foreign withholding taxes on interest and dividends of	$10,194	$206

** Net of foreign withholding taxes on capital gains of	$–	$–

See Notes to Financial Statements

287

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND			ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL APPRECIATION FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(333,568)	$9,912,694	$10,809,057	$679,919	$1,054,270	$(2,627,080)	$(4,321,845)	$50,765	$(87,783)	$129,475
Net realized gain (loss) on investments and foreign currencies	22,852,154	49,230,974	21,064,111	4,876,721	34,407,747	96,792,305	141,656,970	10,813,609	10,299,708	825,860
Net unrealized gain (loss) on investments and foreign currencies	(14,345,533)	87,160,395	24,144,105	4,223,734	4,103,901	5,780,486	131,777,653	3,311,606	12,483,533	27,664,564

Net increase (decrease) in net assets resulting from operations	8,173,053	146,304,063	56,017,273	9,780,374	39,565,918	99,945,711	269,112,778	14,175,980	22,695,458	28,619,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(34,692,046)	(45,983,658)	–	(1,622,543)	–	(92,536,381)	–	(2,905,626)	(3,756,144)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,048,269)	8,604,138	23,530,314	(4,290,654)	(12,549,415)	(52,505,381)	(6,064,614)	(963,048)	(1,081,172)	(5,489,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	124,784	120,216,155	33,563,929	5,489,720	25,393,960	47,440,330	170,511,783	13,212,932	18,708,660	19,374,105
NET ASSETS:
Beginning of period	732,828,695	612,612,540	579,048,611	154,023,456	128,629,496	1,001,517,885	831,006,102	141,163,076	122,454,416	103,080,311

End of period	$732,953,479	$732,828,695	$612,612,540	$159,513,176	$154,023,456	$1,048,958,215	$1,001,517,885	$154,376,008	$141,163,076	$122,454,416

@	See Note 1

See Notes to Financial Statements

288

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CONSERVATIVE GROWTH LIFESTYLE FUND			CORE BOND FUND			DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(242,701)	$8,311,363	$8,772,571	$27,119,999	$21,433,602	$37,584,465	$10,540,600	$22,270,304	$(127,824)	$3,073,281
Net realized gain (loss) on investments and foreign currencies	11,555,911	20,924,605	5,804,089	15,228,794	33,815,317	50,886,281	123,780,090	20,080,879	6,475,496	15,945,649
Net unrealized gain (loss) on investments and foreign currencies	(8,901,671)	14,197,540	10,453,344	(21,770,169)	(45,810,148)	17,926,616	(156,428,557)	295,661,762	(1,476,979)	14,067,618

Net increase (decrease) in net assets resulting from operations	2,411,539	43,433,508	25,030,004	20,578,624	9,438,771	106,397,362	(22,107,867)	338,012,945	4,870,693	33,086,548

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(13,817,242)	(12,913,300)	–	(82,312,300)	(52,196,618)	–	(57,224,160)	–	(21,230,366)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,713,515)	2,130,500	3,317,197	87,866,690	1,098,371,793	140,760,517	125,696,058	68,896,998	(12,246,447)	(4,080,499)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,301,976)	31,746,766	15,433,901	108,445,314	1,025,498,264	194,961,261	103,588,191	349,685,783	(7,375,754)	7,775,683
NET ASSETS:
Beginning of period	371,617,024	339,870,258	324,436,357	2,809,677,077	1,784,178,813	1,589,217,552	1,361,702,649	1,012,016,866	198,516,480	190,740,797

End of period	$368,315,048	$371,617,024	$339,870,258	$2,918,122,391	$2,809,677,077	$1,784,178,813	$1,465,290,840	$1,361,702,649	$191,140,726	$198,516,480

@	See Note 1

See Notes to Financial Statements

289

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND		GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,171,358	$15,674,832	$4,808,863	$6,687,237	$2,928,647	$6,096,677	$29,621	$42,210
Net realized gain (loss) on investments and foreign currencies	76,768,401	137,918,384	19,908,419	11,331,949	(2,276,098)	(9,525,712)	–	18
Net unrealized gain (loss) on investments and foreign currencies	(202,093,392)	223,818,644	(14,832,653)	74,368,418	(38,239)	55,117,552	–	–

Net increase (decrease) in net assets resulting from operations	(110,153,633)	377,411,860	9,884,629	92,387,604	614,310	51,688,517	29,621	42,228

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(17,072,815)	–	(27,089,956)	–	(12,172,403)	(29,376)	(42,211)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(222,539,194)	3,595,220	120,086,315	10,293,222	(13,475,364)	(34,812,316)	78,258,407	158,683,720

TOTAL INCREASE (DECREASE) IN NET ASSETS	(332,692,827)	363,934,265	129,970,944	75,590,870	(12,861,054)	4,703,798	78,258,652	158,683,737
NET ASSETS:
Beginning of period	1,065,405,451	701,471,186	435,033,235	359,442,365	287,411,735	282,707,937	573,884,717	415,200,980

End of period	$732,712,624	$1,065,405,451	$565,004,179	$435,033,235	$274,550,681	$287,411,735	$652,143,369	$573,884,717

See Notes to Financial Statements

290

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		HIGH YIELD BOND FUND			INFLATION PROTECTED FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,666,611	$2,569,479	$(1,513,350)	$(1,541,558)	$12,661,087	$17,499,280	$26,110,996	$15,306,253	$13,426,150
Net realized gain (loss) on investments and foreign currencies	46,622	299,545	125,610,710	299,292,831	5,409,894	7,146,298	(9,795,262)	6,375,330	28,203,077
Net unrealized gain (loss) on investments and foreign currencies	(1,387,927)	(5,314,058)	59,844,643	175,298,239	(14,072,776)	11,122,667	8,797,920	14,340,283	20,981,380

Net increase (decrease) in net assets resulting from operations	325,306	(2,445,034)	183,942,003	473,049,512	3,998,205	35,768,245	25,113,654	36,021,866	62,610,607

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(3,192,689)	–	(199,666,696)	–	(23,077,972)	(35,881,009)	–	(15,788,898)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	23,861,136	253,465	(172,270,235)	(201,748,964)	9,406,278	47,190,646	(107,881,248)	27,791,450	(11,242,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,186,442	(5,384,258)	11,671,768	71,633,852	13,404,483	59,880,919	(118,648,603)	63,813,316	35,579,277
NET ASSETS:
Beginning of period	142,953,957	148,338,215	1,430,327,339	1,358,693,487	598,596,728	538,715,809	657,364,412	800,186,116	764,606,839

End of period	$167,140,399	$142,953,957	$1,441,999,107	$1,430,327,339	$612,001,211	$598,596,728	$538,715,809	$863,999,432	$800,186,116

@	See Note 1

See Notes to Financial Statements

291

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		INTERNATIONAL OPPORTUNITIES FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,381,871	$32,880,955	$1,605,116	$3,682,414	$(888,787)	$(575,897)	$912,840	$1,214,349	$2,621,153
Net realized gain (loss) on investments and foreign currencies	19,062,766	39,155,988	2,757	6,780,923	23,767,311	68,994,635	41,441,470	89,499,725	44,253,770
Net unrealized gain (loss) on investments and foreign currencies	(103,551,587)	419,398,775	(6,577,325)	929,314	(7,871,030)	167,916,364	(56,447,985)	35,988,853	38,489,025

Net increase (decrease) in net assets resulting from operations	(67,106,950)	491,435,718	(4,969,452)	11,392,651	15,007,494	236,335,102	(14,093,675)	126,702,927	85,363,948

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(29,695,084)	–	(7,263,492)	–	(2,222,153)	–	(51,993,903)	(13,556,100)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(40,410,478)	190,741,171	(12,043,603)	17,922,710	(35,621,107)	(52,971,566)	(115,887,780)	41,830,804	(37,580,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(107,517,428)	652,481,805	(17,013,055)	22,051,869	(20,613,613)	181,141,383	(129,981,455)	116,539,828	34,227,414
NET ASSETS:
Beginning of period	1,899,286,203	1,246,804,398	193,495,952	171,444,083	642,915,491	461,774,108	726,964,297	610,424,469	576,197,055

End of period	$1,791,768,775	$1,899,286,203	$176,482,897	$193,495,952	$622,301,878	$642,915,491	$596,982,842	$726,964,297	$610,424,469

@	See Note 1

See Notes to Financial Statements

292

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL SOCIALLY RESPONSIBLE FUND		INTERNATIONAL VALUE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,745,033	$6,782,864	$11,618,573	$13,570,068	$202,900	$1,443,006	$20,658,117	$43,154,743
Net realized gain (loss) on investments and foreign currencies	2,995,002	23,281,732	58,977,279	24,024,655	38,170,623	79,205,666	192,355,700	295,292,564
Net unrealized gain (loss) on investments and foreign currencies	(13,621,942)	84,297,216	(144,406,930)	240,273,417	14,461,849	111,224,449	(223,420,284)	1,106,743,043

Net increase (decrease) in net assets resulting from operations	(7,881,907)	114,361,812	(73,811,078)	277,868,140	52,835,372	191,873,121	(10,406,467)	1,445,190,350

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(73,142,754)	–	(11,649,172)	–	(59,984,517)	–	(142,083,444)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,537,808)	18,001,223	(35,605,012)	(132,079,947)	(22,466,988)	6,324,933	(280,176,623)	(172,581,561)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,419,715)	59,220,281	(109,416,090)	134,139,021	30,368,384	138,213,537	(290,583,090)	1,130,525,345
NET ASSETS:
Beginning of period	385,890,866	326,670,585	738,261,671	604,122,650	662,843,648	524,630,111	3,864,639,378	2,734,114,033

End of period	$365,471,151	$385,890,866	$628,845,581	$738,261,671	$693,212,032	$662,843,648	$3,574,056,288	$3,864,639,378

See Notes to Financial Statements

293

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		MID CAP VALUE FUND			MODERATE GROWTH LIFESTYLE FUND			NASDAQ-100® INDEX FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,013,160)	$(563,265)	$3,002,708	$1,968,547	$5,922,314	$(732,656)	$19,462,959	$21,580,823	$667,015	$1,896,892
Net realized gain (loss) on investments and foreign currencies	71,605,894	84,696,248	63,219,428	63,116,482	(953,657)	36,374,562	74,851,097	30,367,188	11,275,808	79,502,508
Net unrealized gain (loss) on investments and foreign currencies	(20,797,880)	52,074,768	(83,378,162)	252,882,164	(27,616,644)	(16,344,057)	102,183,759	32,611,982	138,025,698	183,228,727

Net increase (decrease) in net assets resulting from operations	49,794,854	136,207,751	(17,156,026)	317,967,193	(22,647,987)	19,297,849	196,497,815	84,559,993	149,968,521	264,628,127

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(20,252,897)	–	(9,455,991)	(49,023,543)	–	(55,134,723)	(64,466,953)	–	(66,572,910)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(67,906,141)	459,909,810	(19,142,151)	(91,801,695)	52,310,920	(22,532,942)	16,517,877	50,946,826	3,763,035	13,005,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,111,287)	575,864,664	(36,298,177)	216,709,507	(19,360,610)	(3,235,093)	157,880,969	71,039,866	153,731,556	211,060,671
NET ASSETS:
Beginning of period	890,709,349	314,844,685	940,809,091	724,099,584	743,460,194	1,172,232,141	1,014,351,172	943,311,306	833,579,511	622,518,840

End of period	$872,598,062	$890,709,349	$904,510,914	$940,809,091	$724,099,584	$1,168,997,048	$1,172,232,141	$1,014,351,172	$987,311,067	$833,579,511

@	See Note 1

See Notes to Financial Statements

294

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SCIENCE & TECHNOLOGY FUND		SMALL CAP GROWTH FUND			SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(9,907,374)	$(12,576,068)	$(2,569,024)	$(1,746,523)	$(1,121,524)	$ 5,464,601	$7,262,907	$1,115,940	$1,298,535
Net realized gain (loss) on investments and foreign currencies	267,605,250	623,453,780	53,480,488	45,726,869	27,635,795	113,692,209	113,701,289	15,891,584	20,783,485
Net unrealized gain (loss) on investments and foreign currencies	(12,984,429)	115,089,288	(82,613,943)	24,303,351	34,691,004	(155,221,944)	449,882,245	(25,587,153)	94,384,968

Net increase (decrease) in net assets resulting from operations	244,713,447	725,967,000	(31,702,479)	68,283,697	61,205,275	(36,065,134)	570,846,441	(8,579,629)	116,466,988

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(237,312,045)	–	(28,624,065)	(23,166,804)	–	(73,789,611)	–	(7,991,303)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(170,272,858)	995,467,391	(57,842,432)	577,058,389	(19,883,009)	(89,214,444)	52,929,392	(19,344,834)	(5,825,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,440,589	1,484,122,346	(89,544,911)	616,718,021	18,155,462	(125,279,578)	549,986,222	(27,924,463)	102,649,807
NET ASSETS:
Beginning of period	3,107,205,396	1,623,083,050	827,214,706	210,496,685	192,341,223	1,448,543,133	898,556,911	279,759,586	177,109,779

End of period	$3,181,645,985	$3,107,205,396	$737,669,795	$827,214,706	$210,496,685	$1,323,263,555	$1,448,543,133	$251,835,123	$279,759,586

@	See Note 1

See Notes to Financial Statements

295

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND			STOCK INDEX FUND		SYSTEMATIC CORE FUND		SYSTEMATIC VALUE FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (unaudited)	For the Year Ended May 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,147,320	$1,609,829	$2,942,834	$34,011,734	$68,761,984	$2,624,361	$1,392,493	$4,196,952	$1,453,868
Net realized gain (loss) on investments and foreign currencies	58,336,447	43,580,318	(13,937,045)	131,889,286	492,454,646	13,184,195	4,782,277	18,460,912	23,082,467
Net unrealized gain (loss) on investments and foreign currencies	(70,159,061)	143,422,266	(7,396,404)	379,667,797	1,256,148,764	32,318,392	49,608,616	(13,421,786)	13,255,813

Net increase (decrease) in net assets resulting from operations	(9,675,294)	188,612,413	(18,390,615)	545,568,817	1,817,365,394	48,126,948	55,783,386	9,236,078	37,792,148

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(3,185,408)	(13,323,759)	–	(377,883,882)	–	(16,195,680)	–	(9,345,498)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,395,893)	14,210,858	17,792,516	(174,812,064)	(229,618,808)	(37,532,740)	530,958,219	(62,824,961)	490,505,800

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,071,187)	199,637,863	(13,921,858)	370,756,753	1,209,862,704	10,594,208	570,545,925	(53,588,883)	518,952,450
NET ASSETS:
Beginning of period	501,757,875	302,120,012	316,041,870	6,035,052,567	4,825,189,863	693,185,156	122,639,231	563,185,380	44,232,930

End of period	$472,686,688	$501,757,875	$302,120,012	$6,405,809,320	$6,035,052,567	$703,779,364	$693,185,156	$509,596,497	$563,185,380

@	See Note 1

See Notes to Financial Statements

296

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	U.S. SOCIALLY RESPONSIBLE FUND
	For the Six Months Ended November 30, 2021 (unaudited)	For the Nine Months Ended May 31, 2021@	For the Year Ended August 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 4,146,026	$4,454,795	$8,521,501
Net realized gain (loss) on investments and foreign currencies	102,199,639	105,982,964	20,690,964
Net unrealized gain (loss) on investments and foreign currencies	(49,176,916)	54,716,433	82,594,880

Net increase (decrease) in net assets resulting from operations	57,168,749	165,154,192	111,807,345

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(30,375,406)	(134,438,913)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(53,698,896)	(50,965,538)	48,286,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,469,853	83,813,248	25,655,429
NET ASSETS:
Beginning of period	829,252,950	745,439,702	719,784,273

End of period	$832,722,803	$829,252,950	$745,439,702

@	See Note 1

See Notes to Financial Statements

297

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect majority-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 37 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Aggressive Growth Lifestyle Fund(1)(3)	International Opportunities Fund(3)
Asset Allocation Fund	International Socially Responsible Fund
Blue Chip Growth Fund	International Value Fund
Capital Appreciation Fund(3)	Large Capital Growth Fund
Conservative Growth Lifestyle Fund(1)(3)	Mid Cap Index Fund
Core Bond Fund(3)	Mid Cap Strategic Growth Fund
Dividend Value Fund	Mid Cap Value Fund(3)
Dynamic Allocation Fund(2)	Moderate Growth Lifestyle Fund(1)(3)
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Growth Fund(3)
Government Money Market I Fund	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small Cap Value Fund(3)
High Yield Bond Fund(3)	Stock Index Fund
Inflation Protected Fund	Systematic Core Fund
International Equities Index Fund	Systematic Value Fund
International Government Bond Fund	U.S. Socially Responsible Fund(3)
International Growth Fund

(1)	The Lifestyle Funds represent “Fund of Funds” which invest in VCI mutual funds.
(2)

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of VC I mutual funds, (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

(3)

Prior to May 24, 2021, the funds listed below operated as a series of VALIC Company II (the “Predecessor Funds”). The Predecessor Funds were reorganized on May 24, 2021 through the transfer of each of the Predecessor Fund’s assets and liabilities to a shell series of VCI (the Acquiring Fund). Shareholders of the Predecessor Funds received equivalent shares of the Acquiring Fund. Although the Acquiring Funds listed below commenced operations on May 24, 2021, they inherited the performance and financial history of the Predecessor Funds. The Predecessor Funds changed their fiscal year end from August 31st to May 31st.

Fund
Aggressive Growth Lifestyle Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Core Bond Fund
High Yield Bond Fund
International Opportunities Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Small Cap Growth Fund
Small Cap Value Fund
U.S. Socially Responsible Fund

Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund and Science & Technology Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

298

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of November 30, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the

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Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The High Yield Bond Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The Inflation Protected Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund, Small Cap Value Fund and U.S. Socially Responsible Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets. The Inflation Protected Fund used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may

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be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Inflation Protected Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

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Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2021, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2021. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2021, please refer to the Portfolio of Investments.

	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts
Fund	Asset Derivatives				Liability Derivatives
Inflation Protected	$413,203	$6,413,748	$—	$—	$420,737	$—	$—	$—

	Equity Contracts
	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$—	$8,475	$—	$—	$—
Dynamic Allocation	8,171	—	1,976,021	—	—	—	—	—
Emerging Economies	—	—	—	—	—	—	—	—
Growth	—	—	—	—	16,950	—	—	—
International Equities Index	—	—	—	—	1,050,335	—	—	—
International Socially Responsible	—	—	—	—	205,335	—	—	—
Mid Cap Index	—	—	—	—	612,000	—	—	—
Nasdaq-100® Index	—	—	—	—	398,815	—	—	—
Small Cap Index	—	—	—	—	586,567	—	—	—
Small Cap Value	—	—	—	—	315,315	—	—	—
Stock Index	—	—	—	—	775,463	—	—	—
U.S. Socially Responsible	—	—	—	—	394,088	—	—	—

	Foreign Exchange Contracts
	Asset Derivatives				Liability Derivatives
Global Strategy	$—	$—	$—	$—	$—	$—	$—	$—
High Yield Bond	—	—	—	—	—	—	—	179,787
Inflation Protected	—	—	—	7,149,166	—	—	—	30,871
International Growth	—	—	129,099	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$(10,942)
Dynamic Allocation	8,171
Emerging Economies	—
Growth	26,264
Inflation Protected	613,400
International Equities Index	(7,359,821)
International Socially Responsible	(1,502,117)
Mid Cap Index	(1,550,267)
Nasdaq-100® Index	1,096,326
Small Cap Index	(116,538)
Small Cap Value	(1,158,363)
Stock Index	333,767
U.S. Socially Responsible	471,025

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Inflation Protected	$(895,739)	$—	$—	$—	$—

	Equity Contracts
Asset Allocation	$32,796	$—	$—	$—	$—
Dynamic Allocation	1,172,874	—	—	(2,891,918)	—
Emerging Economies	292,345	—	—	—	—
Growth	100,463	—	—	—	—
International Equities Index	14,389,049	—	—	—	—
International Socially Responsible	1,290,745	—	—	—	—
Mid Cap Index	1,732,534	—	—	—	—
Nasdaq-100® Index	3,630,562	—	—	—	—
Small Cap Index	(479,418)	—	—	—	—
Small Cap Value	53,551	—	—	—	—
Stock Index	5,493,744	—	—	—	—
U.S. Socially Responsible	1,312,174	—	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$633,358
High Yield Bond	—	—	—	—	1,312,828
Inflation Protected	—	—	—	—	2,574,533
International Growth	—	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Inflation Protected	$597,340	$3,116,057	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Equity Contracts
Asset Allocation	$(13,215)	$—	$—	$—	$—
Dynamic Allocation	5,197	—	—	980,330	—
Emerging Economies	—	—	—	—	—
Growth	(23,779)	—	—	—	—
International Equities Index	(19,641,734)	—	—	—	—
International Socially Responsible	(2,530,755)	—	—	—	—
Mid Cap Index	(1,716,243)	—	—	—	—
Nasdaq-100® Index	636,958	—	—	—	—
Small Cap Index	1,306,863	—	—	—	—
Small Cap Value	(1,430,604)	—	—	—	—
Stock Index	(1,032,986)	—	—	—	—
U.S. Socially Responsible	253,352	—	—	—	—

	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$—	$481,224
High Yield Bond	—	—	—	—	(141,120)
Inflation Protected	—	—	—	—	13,466,036
International Growth	—	—	—	(518,623)	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2021.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Forward Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Written Put Options Contracts(1)	Interest Rate Swap Contracts(2)

Asset Allocation	$112,683	$—	$—	$—	$—	$—
Dynamic Allocation	10,668,929	—	—	1,630,803	—	—
Emerging Economies	627,947	—	—	—	—	—
Global Strategy	—	58,443,656	—	—	—	—
Growth	888,653	—	—	—	—	—
High Yield Bond	—	15,002,561	—	—	—	—
Inflation Protected	179,861,142	238,346,666	—	—	—	100,000,000
International Equities Index	162,140,821	—	—	—	—	—
International Growth	—	—	170,430	—	—	—
International Socially Responsible	28,090,039	—	—	—	—	—
Mid Cap Index	29,039,210	—	—	—	—	—
Nasdaq-100® Index	25,464,455	—	—	—	—	—
Small Cap Index	75,462,794	—	—	—	—	—
Small Cap Value	11,140,578	—	—	—	—	—
Stock Index	60,548,177	—	—	—	—	—
U.S. Socially Responsible	20,938,798	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2021. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank,N.A.	$—	$—	$321,216	$321,216	$—	$—	$—	$—	$321,216	$(321,216)	$—
Goldman Sachs International	—	—	383,043	383,043	—	—	—	—	383,043	(288,000)	95,043
JP Morgan Chase Bank, N.A.	—	—	218,882	218,882	—	—	—	—	218,882	(190,000)	28,882
UBS AG	—	—	1,052,880	1,052,880	—	—	—	—	1,052,880	(960,500)	92,380

Total	$—	$—	$1,976,021	$1,976,021	$—	$—	$—	$—	$1,976,021	$(1,759,716)	$216,305

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$179,787	$—	$—	$179,787	$(179,787)	$—	$(179,787)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$24,976	$—	$—	$24,976	$(24,976)	$—	$(24,976)
Barclays Bank PLC	—	6,413,748	—	6,413,748		—	—	—	6,413,748	(6,413,748)	—
Barclays Bank PLC Wholesale	3,069,296	—	—	3,069,296		—	—	—	3,069,296	—	3,069,296
BNP Paribas SA	2,011,465	—	—	2,011,465	5,895	—	—	5,895	2,005,570	—	2,005,570
Canadian Imperial Bank of Commerce	63,090	—	—	63,090		—	—	—	63,090	—	63,090
Citibank N.A.	65,250	—	—	65,250		—	—	—	65,250	—	65,250
Deutsche Bank AG	1,074,565	—	—	1,074,565		—	—	—	1,074,565	—	1,074,565
Goldman Sachs International	67,940	—	—	67,940		—	—	—	67,940	—	67,940
Morgan Stanley and Co. International PLC	797,560	—	—	797,560		—	—	—	797,560	—	797,560

Total	$7,149,166	$6,413,748	$—	$13,562,914	$30,871	$—	$—	$30,871	$13,532,043	$(6,413,748)	$7,118,295

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Call	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$—	$—	$129,099	$129,099	$—	$—	$—	$—	$129,099	$(129,099)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

305

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, Government Money Market I Fund and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in

306

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund and Moderate Growth Lifestyle Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

LIBOR Risk

A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

307

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments

In March 2020, the FASB issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund(1)	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Systematic Core Fund(2)	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Inflation Protected Fund(3)	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund(4)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund(5)	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million

308

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund(6)	0.50% on the first $500 million
0.46% on assets over $500 million
Government Securities Fund	0.50% on the first $250 million
International Government Bond Fund	0.45% on the next $250 million
0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund(7)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Systematic Value Fund(8)	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund(9)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund(10)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund(11)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion
Aggressive Growth Lifestyle Fund	0.10%
Conservative Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million

309

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Small Cap Growth Fund(12)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement effective September 28, 2021, VALIC agreed to waive the Blue Chip Growth Fund’s advisory fees in order that such fees equal: 0.75% of the Fund’s average daily net assets on Fund’s first $250 million; 0.725% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.70% of the Fund’s average daily net assets on the Fund’s next $300 million; 0.36% of the Fund’s average daily net assets on the Fund’s next $200 million; and 0.65% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(2)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.530% on the first $500 million and 0.505% on assets over $500 million.

(3)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Inflation Protected Fund’s advisory fees in order that such fees equal: 0.47% on the first $250 million of the Fund’s average monthly net assets, 0.42% on the next $250 million of the Fund’s average monthly net assets and 0.37% on average monthly net assets over $500 million.

(4)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(5)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive the Asset Allocation Fund’s advisory fees in order that such fees equal: 0.45% on the first $300 million of the Fund’s average monthly net assets, 0.425% on the next $200 million of the Fund’s average monthly net assets and 0.40% on average monthly net assets over $500 million.

(6)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.48% on the first $500 million and 0.44% on assets over $500 million.

(7)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(8)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(9)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(10)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter.

(11)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

(12)

Pursuant to an Advisory Fee Waiver Agreement, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

310

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended November 30, 2021, the amount of investment advisory fees waived were as follows:

Fund	Amount
Asset Allocation	$39,522
Blue Chip Growth	125,188
Dividend Value	828,873
Dynamic Allocation	1,844
Global Strategy	28,487
Growth	1,131,271
Inflation Protected	123,382
International Growth	643,264
International Value	246,327
Small Cap Growth	121,826
Systematic Core	781,483
Systematic Value	801,214

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

Allspring Global Investments, LLC (“Allspring”)*—subadviser for the International Value Fund and Small Cap Special Values Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for a portion of the Growth Fund and a portion of the Dividend Value Fund.

BMO Asset Management Corp. (“BMO AM”)—subadviser for the Capital Appreciation Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

ClearBridge Investments, LLC (“ClearBridge”)**—subadviser for a portion of the Dividend Value Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

Franklin Advisers, Inc.—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Systematic Core Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Asset Allocation Fund, Emerging Economies Fund, Government Securities Fund, Small Cap Value Fund and a portion of the Small Cap Growth Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Opportunities Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Core Bond Fund, International Government Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market I Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, U.S. Socially Responsible Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Growth Fund.

Wellington Management Company LLP (“Wellington Management”)—subadviser for the High Yield Bond Fund, Inflation Protected Fund, Systematic Value Fund, a portion of the Mid Cap Value Fund and a portion of the Science & Technology Fund.

*

Effective November 1, 2021, Wells Capital Management Incorporated, subadvisor to International Value Fund and Small Cap Special Values Fund, was renamed to Allspring in connection with a reorganization of Wells Capital Management Incorporated.

**	Effective July 7, 2021, ClearBridge replaced SunAmerica as a subadviser of a portion of the Dividend Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2021 for all funds except the Predecessor Funds, Systematic Core Fund and Government Money Market I Fund. For those funds, the expense limitation agreement is in effect until September 30, 2022. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2021 or 2022, as applicable, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

311

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.09%
Blue Chip Growth	0.85%
Capital Appreciation	0.60%
Conservative Growth Lifestyle	0.13%
Core Bond	0.52%
Dynamic Allocation	0.32%
Government Money Market I	0.30%
High Yield Bond	0.68%
International Opportunities	0.95%
Mid Cap Value	0.80%
Moderate Growth Lifestyle	0.13%
Nasdaq-100® Index	0.53%
Small Cap Growth	0.88%
Small Cap Value	0.77%
Stock Index	0.29%
Systematic Core	0.85%

For the six months ended November 30, 2021, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$147,876
Capital Appreciation	89,809
Conservative Growth Lifestyle	25,105
Dynamic Allocation	26,080
Government Money Market I	624,794
High Yield Bond	88,431
International Opportunities	40,633
Small Cap Value	54,710
Stock Index	606,678

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2021, VALIC voluntarily reimbursed $859,925 of expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2021, no amount was recouped by VALIC for the Dynamic Allocation Fund.

At November 30, 2021, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2022	May 31, 2023	November 30, 2023
Dynamic Allocation	$11,738	$25,800	$26,080

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, and the Lifestyle Funds an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2021, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

312

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2021, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the six months ended November 30, 2021, certain Directors of VC I have deferred $32,175 of director compensation.

At November 30, 2021, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—	—	100.00	—	—	—	—
Asset Allocation	—	—	100.00	—	—	—	—
Blue Chip Growth	0.01	—	99.29	0.70	—	—	—
Capital Appreciation	—	—	38.98	3.98	22.01	5.91	29.12
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	—	80.92	0.85	3.23	5.21	9.77
Dividend Value	—	—	94.68	0.52	1.50	0.74	2.56
Dynamic Allocation	4.49	—	95.51	—	—	—	—
Emerging Economies	0.08	0.01	96.28	0.15	2.34	0.39	0.75
Global Real Estate	—	—	89.20	0.21	4.16	1.75	4.68
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	2.46	—	72.52	—	7.19	3.76	14.07
Government Securities	0.29	—	84.99	5.06	0.64	4.48	4.54
Growth	—	—	99.45	0.55	—	—	—
High Yield Bond	0.01	—	85.95	0.25	3.07	4.82	5.90
Inflation Protected	—	—	86.78	0.33	3.48	2.29	7.12
International Equities Index	2.87	0.02	90.42	0.19	2.77	0.78	2.95
International Government Bond	—	—	68.29	0.42	6.77	8.52	16.00
International Growth	—	—	96.72	0.76	1.84	0.09	0.59
International Opportunities	—	—	84.39	0.10	6.62	2.29	6.60
International Socially Responsible	0.34	—	98.99	0.67	—	—	—
International Value	0.03	—	92.41	0.75	3.48	0.61	2.72
Large Capital Growth	—	—	90.32	0.87	2.97	0.40	5.44
Mid Cap Index	0.71	0.03	98.10	0.06	0.49	0.06	0.55
Mid Cap Strategic Growth	—	—	91.73	0.25	3.08	0.82	4.12
Mid Cap Value	0.25	—	93.34	0.27	2.51	0.21	3.42
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	2.07	0.06	93.28	—	1.18	0.27	3.14
Science & Technology	0.42	—	98.25	—	0.72	0.11	0.50
Small Cap Growth	—	—	97.01	0.12	1.14	0.30	1.43
Small Cap Index	2.07	0.11	96.24	0.08	0.78	0.08	0.64
Small Cap Special Values	—	—	94.76	0.51	1.95	0.57	2.21
Small Cap Value	—	—	97.44	0.10	1.04	0.10	1.32
Stock Index	2.55	0.04	91.88	0.24	1.27	0.15	1.98
Systematic Core	0.45	—	92.74	1.68	2.21	0.60	2.32
Systematic Value	—	—	64.00	3.73	12.31	3.17	16.79
U.S. Socially Responsible	0.02	—	98.84	1.14	—	—	—

The VC I Dynamic Allocation Fund and the VC I Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC I Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

313

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2021, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Value at 11/30/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$13,423	$—	$—	$—	$1,360	$14,783
VALIC Co. I Capital Appreciation Fund	—	—	30,870,138	—	—	—	3,104,101	33,974,239
VALIC Co. I Core Bond Fund	—	—	37,238,100	59,863,115	2,929,166	119,297	12,668	94,304,014
VALIC Co. I Dividend Value Fund	—	—	41,395,162	—	18,629,563	2,299,428	(3,054,335)	22,010,692
VALIC Co. I Emerging Economies Fund	—	—	44,862,338	—	24,780,307	6,085,883	(9,033,358)	17,134,556
VALIC Co. I Global Real Estate Fund	—	—	23,024,874	—	—	—	508,525	23,533,399
VALIC Co. I Government Money Market I Fund	1,557	—	14,321,389	32,549,428	—	—	—	46,870,817
VALIC Co. I Government Securities Fund	—	—	2,095,217	—	1,038,084	29,517	(18,907)	1,067,743
VALIC Co. I High Yield Bond Fund	—	—	14,999,681	3,782,491	—	—	15,484	18,797,656
VALIC Co. I Inflation Protected Fund	—	—	34,553,103	—	5,931,909	629,509	773,232	30,023,935
VALIC Co. I International Equities Index Fund	—	—	57,196,210	1,571,359	7,111,340	990,624	(3,119,841)	49,527,012
VALIC Co. I International Government Bond Fund	—	—	13,401,015	—	1,112,233	43,280	(378,009)	11,954,053
VALIC Co. I International Growth Fund	—	—	14,811,864	—	3,782,492	1,684,391	(1,259,797)	11,453,966
VALIC Co. I International Opportunities Fund	—	—	40,609,546	—	—	—	(1,056,165)	39,553,381
VALIC Co. I International Value Fund	—	—	29,138,261	—	4,538,988	403,873	(3,101,619)	21,901,527
VALIC Co. I Large Capital Growth Fund	—	—	14,749,225	4,447,978	—	—	1,420,911	20,618,114
VALIC Co. I Mid Cap Index Fund	—	—	25,914,450	897,919	9,137,178	1,563,551	(1,683,404)	17,555,338
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	25,370,606	—	—	—	1,489,811	26,860,417
VALIC Co. I Mid Cap Value Fund	—	—	43,131,604	—	19,619,109	277,831	(1,056,774)	22,733,552
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,348,394	3,706,648	—	—	1,551,008	11,606,050
VALIC Co. I Science & Technology Fund	—	—	21,290,975	—	—	—	1,703,494	22,994,469
VALIC Co. I Small Cap Growth Fund	—	—	8,811,723	—	—	—	(370,208)	8,441,515
VALIC Co. I Small Cap Index Fund	—	—	18,375,648	425,471	8,208,684	2,790,676	(3,033,499)	10,349,612
VALIC Co. I Small Cap Special Values Fund	—	—	10,679,501	—	5,522,655	893,726	(1,132,782)	4,917,790
VALIC Co. I Small Cap Value Fund	—	—	15,027,011	—	10,136,004	2,157,774	(2,143,699)	4,905,082
VALIC Co. I Stock Index Fund	—	—	61,846,976	20,103,766	6,565,304	1,240,643	5,039,447	81,665,528
VALIC Co. I Systematic Core Fund	—	—	14,546,252	—	—	—	1,027,695	15,573,947
VALIC Co. I Systematic Value Fund	—	—	68,322,770	—	6,672,602	1,642,151	(550,872)	62,741,447

	$1,557	$—	$732,945,456	$127,348,175	$135,715,618	$22,852,154	$(14,345,533)	$733,084,634

†	Includes reinvestment of distributions paid.

314

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Conservative Growth Lifestyle Fund

	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Value at 11/30/2021
VALIC Co. I Capital Appreciation Fund	$—	$—	$8,295,606	$—	$—	$—	$834,152	$9,129,758
VALIC Co. I Core Bond Fund	—	—	126,865,862	27,558,265	3,399,777	79,355	851,761	151,955,466
VALIC Co. I Dividend Value Fund	—	—	16,706,808	1,877,439	7,454,082	374,189	(697,239)	10,807,115
VALIC Co. I Emerging Economies Fund	—	—	10,981,768	—	7,453,823	1,735,160	(2,424,319)	2,838,786
VALIC Co. I Global Real Estate Fund	—	—	9,652,824	—	—	—	213,191	9,866,015
VALIC Co. I Government Money Market I Fund	791	—	7,775,255	16,716,638	—	—	—	24,491,893
VALIC Co. I Government Securities Fund	—	—	7,995,771	—	525,491	35,807	(11,136)	7,494,951
VALIC Co. I High Yield Bond Fund	—	—	25,617,582	3,785,397	—	—	70,737	29,473,716
VALIC Co. I Inflation Protected Fund	—	—	23,756,092	—	4,879,558	545,812	401,600	19,823,946
VALIC Co. I International Equities Index Fund	—	—	16,425,980	—	1,892,699	275,840	(864,803)	13,944,318
VALIC Co. I International Government Bond Fund	—	—	16,035,385	—	563,025	32,534	(454,634)	15,050,260
VALIC Co. I International Growth Fund	—	—	2,360,879	—	1,892,698	524,343	(422,658)	569,866
VALIC Co. I International Opportunities Fund	—	—	14,036,788	—	—	—	(365,065)	13,671,723
VALIC Co. I International Value Fund	—	—	6,632,501	—	2,271,238	265,284	(783,686)	3,842,861
VALIC Co. I Large Capital Growth Fund	—	—	2,435,502	1,869,210	1,877,438	501,780	(156,500)	2,772,554
VALIC Co. I Mid Cap Index Fund	—	—	7,444,630	—	5,158,482	1,332,891	(1,392,787)	2,226,252
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,762,262	—	—	—	397,093	7,159,355
VALIC Co. I Mid Cap Value Fund	—	—	13,388,976	—	11,050,341	1,692,587	(2,087,253)	1,943,969
VALIC Co. I Nasdaq-100® Index Fund	—	—	2,254,175	—	—	—	405,751	2,659,926
VALIC Co. I Science & Technology Fund	—	—	6,159,433	—	3,028,318	1,101,685	(603,181)	3,629,619
VALIC Co. I Small Cap Growth Fund	—	—	2,306,073	—	—	—	(96,885)	2,209,188
VALIC Co. I Small Cap Index Fund	—	—	3,953,660	—	2,815,131	740,058	(798,180)	1,080,407
VALIC Co. I Small Cap Special Values Fund	—	—	3,844,654	—	2,310,452	617,820	(711,565)	1,440,457
VALIC Co. I Small Cap Value Fund	—	—	1,990,449	—	1,499,833	600,219	(622,038)	468,797
VALIC Co. I Stock Index Fund	—	—	6,741,187	14,606,535	12,779,490	823,016	89,415	9,480,663
VALIC Co. I Systematic Core Fund	—	—	3,933,945	—	—	—	277,933	4,211,878
VALIC Co. I Systematic Value Fund	—	—	17,340,933	—	1,501,403	277,531	48,625	16,165,686

	$791	$—	$371,694,980	$66,413,484	$72,353,279	$11,555,911	$(8,901,671)	$368,409,425

†	Includes reinvestment of distributions paid.

Dynamic Allocation Fund

Security	Income	Capital Gain Distribution Received	Value at 5/31/2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$7,390,179	$188,588	$925,921	$392,917	$342,155	$7,387,918
VALIC Co. I Capital Appreciation Fund	—	—	6,105,033	155,390	712,087	196,046	404,644	6,149,026
VALIC Co. I Core Bond Fund	—	—	25,103,754	1,858,951	2,318,344	29,053	171,959	24,845,373
VALIC Co. I Dividend Value Fund	—	—	8,141,907	376,895	708,967	95,175	(229,975)	7,675,035
VALIC Co. I Emerging Economies Fund	—	—	1,339,782	36,338	120,852	47,179	(186,797)	1,115,650
VALIC Co. I Global Real Estate Fund	—	—	1,277,901	31,067	136,417	21,698	7,027	1,201,276
VALIC Co. I Government Securities Fund	—	—	8,550,100	681,970	794,583	16,333	8,385	8,462,205
VALIC Co. I Growth Fund	—	—	7,734,296	194,964	1,087,365	550,376	507,937	7,900,208
VALIC Co. I High Yield Bond Fund	—	—	1,549,030	101,423	141,890	8,574	(307)	1,516,830
VALIC Co. I Inflation Protected Fund	—	—	2,360,922	592,525	221,485	24,513	80,536	2,837,011
VALIC Co. I International Equities Index Fund	—	—	5,551,984	229,210	2,246,382	542,770	(691,135)	3,386,447
VALIC Co. I International Government Bond Fund	—	—	759,199	70,712	70,945	1,856	(22,088)	738,734
VALIC Co. I International Growth Fund	—	—	5,541,066	124,578	1,026,554	371,059	(265,369)	4,744,780
VALIC Co. I International Opportunities Fund	—	—	72,850	601,374	56,193	11,111	(32,338)	596,804
VALIC Co. I International Socially Responsible Fund	—	—	829,307	1,822,342	106,989	(7,912)	(77,783)	2,458,965
VALIC Co. I International Value Fund	—	—	5,260,933	493,656	475,010	144,017	(699,419)	4,724,177
VALIC Co. I Large Capital Growth Fund	—	—	6,203,784	155,372	832,087	361,862	127,311	6,016,242
VALIC Co. I Mid Cap Index Fund	—	—	2,913,637	91,839	983,890	124,405	(105,875)	2,040,116

315

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Dynamic Allocation Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 5/31/2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2021
VALIC Co. I Mid Cap Strategic Growth Fund	$—	$—	$1,913,147	$398,055	$240,543	$(29,349)	$128,060	$2,169,370
VALIC Co. I Mid Cap Value Fund	—	—	2,176,213	506,156	198,599	2,792	(57,620)	2,428,942
VALIC Co. I Small Cap Growth Fund	—	—	995,702	24,973	85,375	23,810	(62,485)	896,625
VALIC Co. I Small Cap Index Fund	—	—	1,165,514	81,068	106,417	10,078	(40,340)	1,109,903
VALIC Co. I Small Cap Special Values Fund	—	—	1,286,344	165,137	120,446	10,609	(53,262)	1,288,382
VALIC Co. I Small Cap Value Fund	—	—	432,525	82,381	42,487	11,943	(23,874)	460,488
VALIC Co. I Stock Index Fund	—	—	23,301,236	573,406	10,572,283	4,644,287	(2,600,949)	15,345,697
VALIC Co. I Systematic Core Fund	—	—	11,963,536	298,248	1,271,607	230,819	589,245	11,810,241
VALIC Co. I Systematic Value Fund	—	—	20,838,379	496,826	2,722,357	119,500	262,790	18,995,138
VALIC Co. I U.S. Socially Responsible Fund	—	—	1,674,023	8,138,887	292,915	29,164	(28,942)	9,520,217

	—	—	$162,432,283	$18,572,331	$28,618,990	$7,984,685	$(2,548,509)	$157,821,800

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$47,356	$—	$—	$—	$4,800	$52,156
VALIC Co. I Capital Appreciation Fund	—	—	40,845,519	—	—	—	4,107,161	44,952,680
VALIC Co. I Core Bond Fund	—	—	202,263,304	93,019,957	11,340,068	417,848	871,141	285,232,182
VALIC Co. I Dividend Value Fund	—	—	67,860,566	—	29,132,983	3,359,828	(4,510,012)	37,577,399
VALIC Co. I Emerging Economies Fund	—	—	48,163,327	—	40,678,289	7,340,022	(9,318,623)	5,506,437
VALIC Co. I Global Real Estate Fund	—	—	25,901,131	—	—	—	572,049	26,473,180
VALIC Co. I Government Money Market I Fund	2,998	—	30,145,254	61,643,358	—	—	—	91,788,612
VALIC Co. I Government Securities Fund	—	—	9,208,170	—	1,657,303	112,929	(79,673)	7,584,123
VALIC Co. I High Yield Bond Fund	—	—	32,391,662	3,603,733	—	—	109,028	36,104,423
VALIC Co. I Inflation Protected Fund	—	—	63,533,184	—	4,735,150	525,698	2,184,535	61,508,267
VALIC Co. I International Equities Index Fund	—	—	64,002,576	9,923,690	18,806,570	2,495,280	(4,744,677)	52,870,299
VALIC Co. I International Government Bond Fund	—	—	30,805,868	—	1,775,681	60,065	(851,471)	28,238,781
VALIC Co. I International Growth Fund	—	—	9,301,585	—	6,006,224	1,562,814	(1,200,438)	3,657,737
VALIC Co. I International Opportunities Fund	—	—	40,457,394	—	—	—	(1,052,208)	39,405,186
VALIC Co. I International Value Fund	—	—	26,512,985	—	7,207,468	429,578	(2,646,476)	17,088,619
VALIC Co. I Large Capital Growth Fund	—	—	30,326,673	4,734,845	—	—	2,688,495	37,750,013
VALIC Co. I Mid Cap Index Fund	—	—	33,828,479	946,254	14,864,744	2,744,332	(2,918,269)	19,736,052
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	33,940,816	—	—	—	1,993,070	35,933,886
VALIC Co. I Mid Cap Value Fund	—	—	63,976,594	—	31,819,863	2,303,539	(3,514,381)	30,945,889
VALIC Co. I Nasdaq-100® Index Fund	—	—	22,017,216	4,804,979	—	—	4,199,877	31,022,072
VALIC Co. I Science & Technology Fund	—	—	14,830,669	—	—	—	1,186,605	16,017,274
VALIC Co. I Small Cap Growth Fund	—	—	11,033,639	—	—	—	(463,559)	10,570,080
VALIC Co. I Small Cap Index Fund	—	—	19,105,879	462,118	10,960,861	3,753,128	(3,893,704)	8,466,560
VALIC Co. I Small Cap Special Values Fund	—	—	13,197,701	—	7,297,226	1,784,674	(2,112,932)	5,572,217
VALIC Co. I Small Cap Value Fund	—	—	14,075,565	—	7,645,121	2,592,769	(2,780,339)	6,242,874
VALIC Co. I Stock Index Fund	—	—	108,868,819	23,539,169	15,485,222	3,940,555	6,140,708	127,004,029
VALIC Co. I Systematic Core Fund	—	—	15,273,906	—	—	—	1,079,103	16,353,009
VALIC Co. I Systematic Value Fund	—	—	100,496,068	—	16,482,614	2,951,503	(1,393,867)	85,571,090

	$2,998	$—	$1,172,411,905	$202,678,103	$225,895,387	$36,374,562	$(16,344,057)	$1,169,225,126

†	Includes reinvestment of distributions paid.

316

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2021
American International Group, Inc.
Common Stock	$91,173	$—	$7,678,920	$—	$240,112	$79,111	$(127,146)	$7,390,773

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2021 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$127,346,618	$135,715,618	$—	$—
Asset Allocation	28,802,863	30,756,530	6,319,050	8,121,102
Blue Chip Growth	185,288,534	249,813,174	—	—
Capital Appreciation	36,561,178	37,704,275	—	—
Conservative Growth Lifestyle	66,412,693	72,353,279	—	—
Core Bond	499,836,703	439,740,529	404,171,823	330,269,858
Dividend Value	821,209,692	688,865,601	—	—
Dynamic Allocation	18,572,331	28,618,990	7,608,180	10,355,747
Emerging Economies	255,960,843	462,183,179	—	—
Global Real Estate	242,795,897	121,654,234	—	—
Global Strategy	31,651,391	46,726,671	—	—
Government Securities	10,455,874	851,608	26,641,956	10,415,923
Growth	291,264,013	477,003,395	—	—
High Yield Bond	134,646,991	102,694,439	—	—
Inflation Protected	41,351,742	38,970,162	59,705,760	72,075,736
International Equities Index	141,052,242	37,002,939	—	—
International Government Bond	33,142,267	38,333,081	4,253,516	8,821,223
International Growth	54,537,684	83,275,030	—	—
International Opportunities	157,310,790	278,399,287	—	—
International Socially Responsible	8,967,277	15,212,640	—	—
International Value	246,847,329	274,511,885	—	—
Large Capital Growth	40,780,210	61,854,884	—	—
Mid Cap Index	261,802,482	521,829,198	—	—
Mid Cap Strategic Growth	157,037,967	235,040,469	—	—
Mid Cap Value	204,472,016	218,036,656	—	—
Moderate Growth Lifestyle	202,675,105	225,895,387	—	—
Nasdaq-100® Index	20,219,011	11,043,988	—	—
Science & Technology	865,663,642	1,106,096,029	—	—
Small Cap Growth	142,412,078	199,527,675	—	—
Small Cap Index	206,958,314	210,530,961	—	—
Small Cap Special Values	27,826,942	43,369,870	—	—
Small Cap Value	181,744,234	201,046,318	—	—
Stock Index	74,685,178	196,060,888	—	—
Systematic Core	56,511,462	89,365,203	—	—
Systematic Value	86,083,409	146,339,390	—	—
U.S. Socially Responsible	123,786,104	184,540,562	—	—

317

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2021.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$646,910,323	$94,491,629	$(8,317,318)	$86,174,311
Asset Allocation	148,097,191	15,936,346	(2,815,701)	13,120,645
Blue Chip Growth	526,670,432	532,420,653	(17,001,050)	515,419,603
Capital Appreciation	94,277,895	62,270,827	(4,498,607)	57,772,220
Conservative Growth Lifestyle	351,229,536	19,789,247	(2,609,358)	17,179,889
Core Bond	3,143,013,867	59,805,919	(26,756,035)	33,049,884
Dividend Value	1,386,736,846	136,718,361	(61,636,951)	75,081,410
Dynamic Allocation	174,909,114	21,118,283	(2,917,720)	18,200,563
Emerging Economies	702,737,831	91,965,880	(65,212,559)	26,753,321
Global Real Estate	532,044,884	68,129,282	(33,717,774)	34,411,508
Global Strategy	247,362,620	40,597,457	(14,260,706)	26,336,751
Government Money Market I	654,495,187	—	—	—
Government Securities	173,152,541	6,693,791	(1,587,920)	5,105,871
Growth	904,002,124	562,241,406	(16,355,160)	545,886,246
High Yield Bond	607,293,024	21,395,375	(8,798,389)	12,596,986
Inflation Protected	801,750,564	77,376,107	(5,407,784)	71,968,323
International Equities Index	1,605,156,237	419,640,961	(160,730,226)	258,910,735
International Government Bond*	178,405,054	4,175,822	(6,124,346)	(1,948,524)
International Growth	398,513,109	263,196,319	(23,878,712)	239,317,607
International Opportunities	509,924,581	124,068,140	(34,814,484)	89,253,656
International Socially Responsible	288,833,343	95,337,414	(20,238,412)	75,099,002
International Value	612,318,246	71,460,376	(57,008,171)	14,452,205
Large Capital Growth	408,123,039	288,532,213	(6,642,028)	281,890,185
Mid Cap Index	2,382,177,355	1,345,748,808	(129,578,897)	1,216,169,911
Mid Cap Strategic Growth	695,174,557	174,229,505	(29,231,535)	144,997,970
Mid Cap Value#	730,079,592	207,763,211	(31,956,102)	175,807,109
Moderate Growth Lifestyle	1,053,415,664	131,541,891	(15,732,429)	115,809,462
Nasdaq-100® Index	296,582,678	703,604,604	(11,783,456)	691,821,148
Science & Technology	2,618,377,530	667,517,440	(182,526,704)	484,990,736
Small Cap Growth	721,302,438	86,265,862	(75,194,140)	11,071,722
Small Cap Index	982,317,828	510,901,831	(139,291,368)	371,610,463
Small Cap Special Values	207,422,646	61,403,817	(19,580,287)	41,823,530
Small Cap Value	416,061,887	90,509,444	(32,793,255)	57,716,189
Stock Index	2,203,386,187	4,324,348,174	(126,286,701)	4,198,061,473
Systematic Core	538,950,676	186,053,022	(19,744,137)	166,308,885
Systematic Value	492,577,519	39,708,365	(23,511,916)	16,196,449
U.S. Socially Responsible	558,410,000	287,143,199	(14,342,817)	272,800,382

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2021.

318

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The tax basis distributable earnings at May 31, 2021 and the tax character of distributions paid during the period ended May 31, 2021 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2021
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle#	$20,649,820	$35,525,418	$100,519,844	$11,396,513	$23,295,533
Asset Allocation	17,785,278	3,111,609	8,897,327	1,622,543	—
Blue Chip Growth	1,557,281	130,201,251	509,639,117	—	92,536,381
Capital Appreciation#	387,095	7,075,856	54,460,614	127,473	2,778,153
Conservative Growth Lifestyle	16,427,674	11,205,899	26,081,559	8,959,670	4,857,572
Core Bond	42,814,624	13,945,029	54,820,053	75,089,181	7,223,119
Dividend Value	20,256,658	(25,418,569)	231,509,631	36,887,328	20,336,832
Dynamic Allocation	5,673,829	17,786,840	19,677,542	13,297,447	7,932,919
Emerging Economies	21,634,802	81,856,666	227,418,621	17,072,815	—
Global Real Estate	8,334,723	(21,879,404)	49,247,582	17,524,255	9,565,701
Global Strategy	8,463	(11,493,455)	26,709,319	12,172,403	—
Government Money Market I	10,452	(20,173)	—	42,211	—
Government Securities	2,904,886	(3,197,626)	6,493,798	3,192,689	—
Growth	82,705,150	214,321,560	486,042,755	9,361,725	190,304,971
High Yield Bond#	16,958,932	(17,203,197)	26,666,711	23,077,972	—
Inflation Protected	31,108,804	28,825,667	57,693,960	12,601,849	3,187,049
International Equities Index	38,040,587	(4,539,710)	355,073,503	25,242,317	4,452,767
International Government Bond*	4,524,146	264,150	475,799	7,263,492	—
International Growth	3,352,220	61,433,360	245,708,002	—	2,222,153
International Opportunities#	14,191,696	68,301,788	145,568,771	3,294,104	48,699,799
International Socially Responsible	9,960,997	12,161,996	85,715,223	6,330,229	66,812,525
International Value	10,492,620	(47,778,283)	158,389,228	11,649,172	—
Large Capital Growth	5,010,757	72,643,794	267,381,324	2,324,064	57,660,453
Mid Cap Index	83,319,136	236,317,819	1,438,039,926	37,986,511	104,096,933
Mid Cap Strategic Growth	13,540,684	69,410,630	165,793,336	313,152	19,939,745
Mid Cap Value#	25,281,873	35,033,346	259,185,270	5,429,653	4,026,338
Moderate Growth Lifestyle#	37,702,204	53,585,267	132,153,519	22,479,421	32,655,302
Nasdaq-100® Index	7,876,917	69,393,508	553,795,450	4,096,619	62,476,291
Science & Technology	249,545,091	347,677,088	498,112,607	50,152,981	187,159,064
Small Cap Growth#	14,074,880	30,950,737	93,685,665	2,519,536	26,104,529
Small Cap Index	26,765,903	84,996,196	528,139,270	16,017,072	57,772,539
Small Cap Special Values	9,424,771	5,451,704	67,410,683	2,808,393	5,182,910
Small Cap Value#	22,203,815	13,229,327	127,875,250	3,185,408	—
Stock Index	74,087,876	474,618,440	3,818,727,443	95,516,359	282,367,523
Systematic Core	3,598,562	846,313	133,990,493	1,018,412	15,177,268
Systematic Value	13,022,584	7,629,230	30,746,960	1,328,372	8,017,126
U.S. Socially Responsible#	9,371,188	99,217,479	321,977,298	8,362,698	22,012,708

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2021.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
#	Amounts are for the 9 months ended May 31, 2021.

319

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of May 31, 2021, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Asset Allocation	—	—
Blue Chip Growth	—	—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Dividend Value	2,562,866	22,855,703
Dynamic Allocation	—	—
Emerging Economies	—	—
Global Real Estate	14,155,498	7,723,906
Global Strategy	9,788,060	1,705,395
Government Money Market I	20,173	—
Government Securities	1,206,923	1,990,703
Growth	—	—
High Yield Bond	—	17,203,197
Inflation Protected	—	—
International Equities Index	—	4,539,710
International Government Bond*	—	—
International Growth	—	—
International Opportunities	—	—
International Socially Responsible	—	—
International Value	10,665,872	37,112,411
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Growth	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small Cap Value	—	—
Stock Index	—	—
Systematic Core	—	—
Systematic Value	—	—
U.S. Socially Responsible	—	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2021.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal period ended May 31, 2021, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Asset Allocation	—	—	—
Blue Chip Growth	1,855,537	—	—
Capital Appreciation	37,330	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	—
Dividend Value	—	—	—
Dynamic Allocation	—	—	—

320

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Emerging Economies	$—	$—	$—
Global Real Estate	—	—	—
Global Strategy	6,571,964	—	—
Government Money Market I	—	—	—
Government Securities	—	151,908	194,645
Growth	408,606	—	—
High Yield Bond	603,735	—	619,233
Inflation Protected	—	—	—
International Equities Index	—	—	—
International Government Bond*	—	—	—
International Growth	—	—	—
International Opportunities	—	—	—
International Socially Responsible	—	—	—
International Value	336,633	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	59,300	—	—
Mid Cap Value	444	—	—
Moderate Growth Lifestyle	—	—	—
Nasdaq-100® Index	—	—	—
Science & Technology	5,492,509	—	—
Small Cap Growth	1,278,004	—	—
Small Cap Index	9,962	—	—
Small Cap Special Values	—	—	—
Small Cap Value	—	—	—
Stock Index	—	—	—
Systematic Core	—	—	—
Systematic Value	—	—	—
U.S. Socially Responsible	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2021.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Asset Allocation
	For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	916,474	$11,234,468	1,336,476	$15,244,107	249,661	$3,237,861	369,238	$4,035,748
Reinvested dividends	—	—	2,942,497	34,692,046	—	—	137,504	1,622,543
Shares redeemed	(1,563,771)	(19,282,737)	(3,668,424)	(41,332,015)	(585,936)	(7,528,515)	(1,670,196)	(18,207,706)

Net increase (decrease)	(647,297)	$(8,048,269)	610,549	$8,604,138	(336,275)	$(4,290,654)	(1,163,454)	$(12,549,415)

	Blue Chip Growth				Capital Appreciation
	For the six months ended November 30, 2021 (unaudited)		For the year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	315,196	$8,638,365	1,337,238	$33,191,252	173,868	$4,081,642	179,215	$3,618,158
Reinvested dividends	—	—	3,921,033	92,536,381	—	—	138,561	2,905,626
Shares redeemed	(2,241,025)	(61,143,746)	(5,425,318)	(131,792,247)	(217,282)	(5,044,690)	(381,302)	(7,604,956)

Net increase (decrease)	(1,925,829)	$(52,505,381)	(167,047)	$(6,064,614)	(43,414)	$(963,048)	(63,526)	$(1,081,172)

321

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	801,323	$10,861,641	1,138,631	$14,871,790	24,472,593	$281,372,623	19,807,296	$236,794,958
Shares issued in merger@	—	—	—	—	—	—	102,001,987	1,156,702,529
Reinvested dividends	—	—	1,049,145	13,817,242	—	—	7,277,834	82,312,300
Shares redeemed	(1,222,746)	(16,575,156)	(2,041,839)	(26,558,532)	(16,852,217)	(193,505,933)	(31,418,749)	(377,437,994)

Net increase (decrease)	(421,423)	$(5,713,515)	145,937	$2,130,500	7,620,376	$87,866,690	97,668,368	$1,098,371,793

	Dividend Value				Dynamic Allocation
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,089,436	$287,796,870	34,310,344	$412,047,255	460,169	$5,941,524	1,553,312	$19,334,195
Reinvested dividends	—	—	4,656,156	57,224,160	—	—	1,751,680	21,230,366
Shares redeemed	(12,340,485)	(162,100,812)	(36,957,612)	(400,374,417)	(1,407,909)	(18,187,971)	(3,548,957)	(44,645,060)

Net increase (decrease)	9,748,951	$125,696,058	2,008,888	$68,896,998	(947,740)	$(12,246,447)	(243,965)	$(4,080,499)

	Emerging Economies				Global Real Estate
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,001,982	$41,223,777	23,566,712	$216,627,536	17,080,876	$143,395,558	8,028,322	$61,431,183
Reinvested dividends	—	—	1,644,780	17,072,815	—	—	3,660,805	27,089,956
Shares redeemed	(25,625,095)	(263,762,971)	(24,208,609)	(230,105,131)	(2,763,156)	(23,309,243)	(10,603,558)	(78,227,917)

Net increase (decrease)	(21,623,113)	$(222,539,194)	1,002,883	$3,595,220	14,317,720	$120,086,315	1,085,569	$10,293,222

	Global Strategy				Government Money Market I
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	489,009	$4,945,529	2,200,650	$21,154,003	154,968,799	$154,968,799	259,192,874	$259,192,874
Shares issued in merger@	—	—	—	—	—	—	124,203,715	124,203,715
Reinvested dividends	—	—	1,269,281	12,172,403	29,376	29,376	42,211	42,211
Shares redeemed	(1,805,286)	(18,420,893)	(7,029,516)	(68,138,722)	(76,739,768)	(76,739,768)	(224,755,525)	(224,755,080)

Net increase (decrease)	(1,316,277)	$(13,475,364)	(3,559,585)	$(34,812,316)	78,258,407	$78,258,407	158,683,275	$158,683,720

	Government Securities				Growth
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,726,857	$40,407,372	4,296,928	$47,974,138	2,179,477	$56,590,834	3,475,761	$79,038,800
Reinvested dividends	—	—	296,168	3,192,689	—	—	9,683,157	199,666,696
Shares redeemed	(1,527,298)	(16,546,236)	(4,558,369)	(50,913,362)	(9,727,445)	(228,861,069)	(20,875,377)	(480,454,460)

Net increase (decrease)	2,199,559	$23,861,136	34,727	$253,465	(7,547,968)	$(172,270,235)	(7,716,459)	$(201,748,964)

	High Yield Bond				Inflation Protected
	For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,663,728	$51,661,170	12,501,984	$98,257,085	5,623,218	$69,500,210	16,238,627	$190,990,962
Reinvested dividends	—	—	3,016,728	23,077,972	—	—	1,344,881	15,788,898
Shares redeemed	(5,416,821)	(42,254,892)	(9,624,584)	(74,144,411)	(3,400,291)	(41,708,760)	(18,173,441)	(218,022,292)

Net increase (decrease)	1,246,907	$9,406,278	5,894,128	$47,190,646	2,222,927	$27,791,450	(589,933)	$(11,242,432)

@	See Note 13

322

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	International Equities Index				International Government Bond
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,501,204	$105,388,193	52,950,059	$388,341,688	1,441,623	$17,848,323	4,938,236	$63,410,370
Reinvested dividends	—	—	3,773,200	29,695,084	—	—	589,569	7,263,492
Shares redeemed	(17,261,379)	(145,798,671)	(31,450,110)	(227,295,601)	(2,405,749)	(29,891,926)	(4,110,493)	(52,751,152)

Net increase (decrease)	(4,760,175)	$(40,410,478)	25,273,149	$190,741,171	(964,126)	$(12,043,603)	1,417,312	$17,922,710

	International Growth				International Opportunities
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	815,491	$15,992,851	2,633,679	$43,333,743	414,179	$9,659,939	4,193,190	$92,527,199
Reinvested dividends	—	—	127,053	2,222,153	—	—	2,380,673	51,993,903
Shares redeemed	(2,625,392)	(51,613,958)	(6,174,098)	(98,527,462)	(5,415,348)	(125,547,719)	(4,446,866)	(102,690,298)

Net increase (decrease)	(1,809,901)	$(35,621,107)	(3,413,366)	$(52,971,566)	(5,001,169)	$(115,887,780)	2,126,997	$41,830,804

	International Socially Responsible				International Value
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	607,437	$16,231,696	1,475,624	$39,470,408	1,965,278	$22,004,154	4,437,925	$42,417,561
Reinvested dividends	—	—	2,926,881	73,142,754	—	—	1,082,637	11,649,172
Shares redeemed	(1,076,492)	(28,769,504)	(3,506,472)	(94,611,939)	(5,171,259)	(57,609,166)	(18,775,585)	(186,146,680)

Net increase (decrease)	(469,055)	$(12,537,808)	896,033	$18,001,223	(3,205,981)	$(35,605,012)	(13,255,023)	$(132,079,947)

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	698,059	$15,266,573	883,705	$17,931,705	981,830	$30,611,937	9,679,666	$261,512,321
Reinvested dividends	—	—	3,087,211	59,984,517	—	—	4,818,021	142,083,444
Shares redeemed	(1,686,200)	(37,733,561)	(3,639,418)	(71,591,289)	(9,957,268)	(310,788,560)	(22,375,451)	(576,177,326)

Net increase (decrease)	(988,141)	$(22,466,988)	331,498	$6,324,933	(8,975,438)	$(280,176,623)	(7,877,764)	$(172,581,561)

	Mid Cap Strategic Growth				Mid Cap Value
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,252,534	$31,694,677	527,863	$10,892,665	3,874,305	$85,078,656	843,387	$15,897,228
Shares issued in merger@	—	—	20,612,099	485,225,303	—	—	—	—
Reinvested dividends	—	—	918,915	20,252,897	—	—	431,780	9,455,991
Shares redeemed	(4,131,345)	(99,600,818)	(2,665,476)	(56,461,055)	(4,764,739)	(104,220,807)	(5,995,845)	(117,154,914)

Net increase (decrease)	(2,878,811)	$(67,906,141)	19,393,401	$459,909,810	(890,434)	$(19,142,151)	(4,720,678)	$(91,801,695)

	Moderate Growth Lifestyle				Nasdaq-100® Index
	For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,031,116	$16,957,299	1,901,350	$29,425,336	1,399,949	$37,386,695	3,168,424	$71,941,296
Reinvested dividends	—	—	3,489,539	55,134,723	—	—	2,978,654	66,572,910
Shares redeemed	(2,404,834)	(39,490,241)	(4,390,728)	(68,042,182)	(1,266,006)	(33,623,660)	(5,460,589)	(125,508,752)

Net increase (decrease)	(1,373,718)	$(22,532,942)	1,000,161	$16,517,877	133,943	$3,763,035	686,489	$13,005,454

@	See Note 13

323

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Science & Technology				Small Cap Growth
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	247,153	$10,418,979	943,073	$35,631,432	510,091	$11,817,640	1,556,604	$38,177,713
Shares issued in merger@	—	—	23,763,778	964,141,638	—	—	24,537,120	547,994,858
Reinvested dividends	—	—	6,321,578	237,312,045	—	—	1,319,689	28,624,065
Shares redeemed	(4,327,509)	(180,691,837)	(6,432,070)	(241,617,724)	(3,009,548)	(69,660,072)	(1,480,597)	(37,738,247)

Net increase (decrease)	(4,080,356)	$(170,272,858)	24,596,359	$995,467,391	(2,499,457)	$(57,842,432)	25,932,816	$577,058,389

	Small Cap Index				Small Cap Special Values
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,067,815	$48,021,076	8,875,865	$169,536,007	851,784	$12,152,113	2,725,417	$29,798,729
Reinvested dividends	—	—	3,124,031	73,789,611	—	—	579,920	7,991,303
Shares redeemed	(5,829,841)	(137,235,520)	(9,879,258)	(190,396,226)	(2,258,279)	(31,496,947)	(3,825,990)	(43,615,910)

Net increase (decrease)	(3,762,026)	$(89,214,444)	2,120,638	$52,929,392	(1,406,495)	$(19,344,834)	(520,653)	$(5,825,878)

	Small Cap Value				Stock Index
	For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,018,218	$30,722,687	6,660,870	$94,266,411	4,661,148	$261,061,759	7,352,769	$343,466,025
Reinvested dividends	—	—	210,536	3,185,408	—	—	7,757,830	377,883,882
Shares redeemed	(3,223,155)	(50,118,580)	(6,429,036)	(83,240,961)	(7,882,380)	(435,873,823)	(20,324,045)	(950,968,715)

Net increase (decrease)	(1,204,937)	$(19,395,893)	442,370	$14,210,858	(3,221,232)	$(174,812,064)	(5,213,446)	$(229,618,808)

	Systematic Core				Systematic Value
	For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021		For the six months ended November 30, 2021 (unaudited)		For the Year ended May 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	199,948	$5,530,626	1,142,444	$28,376,565	591,004	$7,913,429	745,425	$9,553,055
Shares issued in merger@	—	—	19,752,605	522,825,787	—	—	39,712,602	498,079,427
Reinvested dividends	—	—	657,026	16,195,680	—	—	782,050	9,345,498
Shares redeemed	(1,545,305)	(43,063,366)	(1,466,232)	(36,439,813)	(5,324,153)	(70,738,390)	(2,081,386)	(26,472,180)

Net increase (decrease)	(1,345,357)	$(37,532,740)	20,085,843	$530,958,219	(4,733,149)	$(62,824,961)	39,158,691	$490,505,800

	U.S. Socially Responsible
	For the six months ended November 30, 2021 (unaudited)		For the nine months ended May 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	1,166,638	$30,915,995	1,472,166	$33,960,819
Reinvested dividends	—	—	1,252,594	30,375,406
Shares redeemed	(3,298,123)	(84,614,891)	(4,997,221)	(115,301,763)

Net increase (decrease)	(2,131,485)	$(53,698,896)	(2,272,461)	$(50,965,538)

	Aggressive Growth Lifestyle		Capital Appreciation		Conservative Growth Lifestyle		Core Bond
	For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,915,146	$29,423,066	190,469	$2,953,433	2,510,732	$30,063,091	44,459,509	$523,558,703
Reinvested dividends	4,750,378	45,983,658	230,438	3,756,144	1,096,205	12,913,300	4,453,636	52,196,618
Shares redeemed	(5,122,206)	(51,876,410)	(767,916)	(12,199,227)	(3,360,650)	(39,659,194)	(37,321,003)	(434,994,804)

Net increase (decrease)	2,543,318	$23,530,314	(347,009)	$(5,489,650)	246,287	$3,317,197	11,592,142	$140,760,517

@ See Note 13

324

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	High Yield Bond		International Opportunities		Mid Cap Value		Moderate Growth Lifestyle
	For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,221,194	$53,813,459	3,212,375	$59,553,208	6,124,128	$94,129,950	4,748,351	$66,688,707
Reinvested dividends	4,997,355	35,881,009	714,984	13,556,100	3,132,495	49,023,543	4,785,965	64,466,953
Shares redeemed	(25,971,664)	(197,575,716)	(5,732,849)	(110,689,742)	(5,446,144)	(90,842,573)	(5,843,056)	(80,208,834)

Net increase (decrease)	(13,753,115)	$(107,881,248)	(1,805,490)	$(37,580,434)	3,810,479	$52,310,920	3,691,260	$50,946,826

	Small Cap Growth		Small Cap Value		U.S. Socially Responsible
	For the year ended August 31, 2020		For the year ended August 31, 2020		For the year ended August 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	660,174	$11,896,856	5,058,552	$45,307,520	1,763,899	$39,577,158
Reinvested dividends	1,309,599	23,166,804	1,365,139	13,323,759	6,919,141	134,438,913
Shares redeemed	(3,084,269)	(54,946,669)	(4,026,321)	(40,838,763)	(5,715,684)	(125,729,074)

Net increase (decrease)	(1,114,496)	$(19,883,009)	2,397,370	$17,792,516	2,967,356	$48,286,997

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2021, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Opportunities Fund, the International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the

325

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2021, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Emerging Economies	27	$16,563	$15,356,481	1.44%
Growth	51	7,067	3,448,529	1.44
International Government Bond Fund	1	46	1,150,000	1.45
International Opportunities	17	1,395	2,041,176	1.44
Large Capital Growth	1	13	325,000	1.46
Mid Cap Index	14	9,004	16,169,643	1.43
Mid Cap Strategic Growth	7	195	696,429	1.45
Mid Cap Value	2	224	2,787,500	1.45
Science & Technology	79	2,174	688,924	1.44
Small Cap Special Values	4	80	500,000	1.44
Stock Index	6	970	4,075,000	1.45
Systematic Value	1	55	1,350,000	1.46
U.S. Socially Responsible	5	972	4,930,000	1.42

As of November 30, 2021, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2021, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2021, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Blue Chip Growth	$800,026	$1,248,177	$248,839
Large Capital Growth	97,875	3,361,876	1,187,719

Note 12 — Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

326

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 13 — Fund Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the VALIC Company I and VALIC Company II Target Funds (each, a “Target Fund”) listed below were transferred in a tax-free exchange to a VALIC Company I Acquiring Fund (each, an “Acquiring Fund”), in exchange for shares of the Acquiring Fund. Each transaction is referred to as a “Reorganization”. The Target Funds and the Acquiring Fund for each Reorganization are shown in the tables below. The Reorganizations were consummated on April 19, 2021 for the Phase I Mergers and May 24, 2021 for the Phase II Mergers (the “Reorganization Dates”).

Phase I Mergers

Target Funds	Acquiring Funds
Large Cap Value Fund, a series of VC II	Systematic Value Fund
Value Fund, a series of VC I	Systematic Value Fund
Core Equity Fund, a series of VC I	Systematic Core Fund
Large Cap Core Fund, a series of VC I	Systematic Core Fund
Mid Cap Growth Fund, a series of VC II	Mid Cap Strategic Growth Fund
Small-Mid Growth Fund, a series of VC I	Mid Cap Strategic Growth Fund
Health Sciences Fund, a series of VC I	Science & Technology Fund

Phase II Mergers

Target Funds	Acquiring Funds
Capital Conservation Fund, a series of VC I	Core Bond Fund
Strategic Bond Fund, a series of VC II	Core Bond Fund
Small Cap Fund, a series of VC I	Small Cap Growth Fund
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund
Government Money Market II Fund, a series of VC II	Government Money Market I Fund

The table below shows the following information for each of the Reorganizations:

•	The exchange ratio of shares of each Target Fund that were exchanged tax-free for shares of the Acquiring Fund.

•	The number and value of shares of the Acquiring Fund issued in connection with the acquisition of each Target Fund.

•	The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Fund. These were the principal assets acquired by the Acquiring Fund.

Acquiring Fund	Target Fund	Exchange Ratio	Number of Shares Issued by Acquiring Fund	Value of Shares Issued by Acquiring Fund	Value of Assets in the Investment Portfolio of the Target Fund	Cost of Assets in the Investment Portfolio of the Target Fund
VCI Core Bond	VCI Capital Conservation	0.8766	26,126,529	$296,274,836	$285,100,537	$278,982,433
VCI Core Bond	VCII Strategic Bond	0.9795	75,875,458	860,427,693	787,580,468	777,299,736
VCI Government Money Market I	VCII Government Money Market II	1.0001	124,203,715	124,203,715	124,267,629	124,267,629
VCI Mid Cap Strategic Growth	VCI Small-Mid Growth	0.4764	8,077,144	190,142,439	180,586,332	170,950,482
VCI Mid Cap Strategic Growth	VCII Mid Cap Growth	0.3779	12,534,955	295,082,864	279,472,034	267,488,561
VCI Science & Technology	VCI Health Sciences	0.3651	23,763,778	964,141,638	883,417,733	849,154,302
VCI Small Cap Growth	VCI Small Cap Aggressive Growth	0.5103	8,176,209	182,601,733	174,627,984	164,981,253
VCI Small Cap Growth	VCI Small Cap	0.3810	16,360,911	365,393,125	339,316,736	321,831,038
VCI Systematic Core	VCI Core Equity	0.6926	11,310,048	299,362,271	295,957,138	259,360,806
VCI Systematic Core	VCI Large Cap Core	0.3884	8,442,557	223,463,516	220,424,151	191,595,662
VCI Systematic Value	VCI Value	1.1449	12,131,298	152,151,957	145,756,716	139,417,483
VCI Systematic Value	VCII Large Cap Value	1.5345	27,581,304	345,927,470	336,695,358	325,486,247

For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

327

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganization:

Core Bond Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Capital Conservation Fund	29,804,522	$296,274,836	$9.94	$6,118,104
VALIC Company II Strategic Bond Fund	77,465,760	$860,427,693	$11.11	$10,280,732

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Bond Fund	145,029,817	$1,644,642,150	$11.34	$33,725,288

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Bond Fund	247,031,804	$2,801,344,679	$11.34	$50,124,124

Government Money Market I Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company II Government Money Market II Fund	124,191,296	$124,203,715	$1.00	$0

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Government Money Market I Fund	451,026,122	$451,015,853	$1.00	$0

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Government Money Market I Fund	575,229,837	$575,219,568	$1.00	$0

Mid Cap Strategic Growth Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small-Mid Growth Fund	16,952,785	$190,142,439	$11.22	$9,635,850
VALIC Company II Mid Cap Growth Fund	33,170,659	$295,082,864	$8.90	$11,983,473

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Mid Cap Strategic Growth Fund	18,390,951	$432,938,551	$23.54	$178,112,391

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Mid Cap Strategic Growth Fund	39,003,050	$918,163,854	$23.54	$199,731,714

Science & Technology Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Health Sciences Fund	65,083,140	$964,141,638	$14.81	$34,263,431

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Science & Technology Fund	56,680,648	$2,299,643,130	$40.57	$645,877,650

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Science & Technology Fund	80,444,426	$3,263,784,768	$40.57	$680,141,081

328

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Small Cap Growth Fund
Target Funds	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Aggressive Growth Fund	16,022,474	$182,601,733	$11.40	$9,646,731
VALIC Company I Small Cap Fund	42,936,913	365,393,125	8.51	17,485,698

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Growth Fund	11,693,526	$261,156,958	$22.33	$59,118,159

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Small Cap Growth Fund	36,230,646	$809,151,816	$22.33	$86,250,588

Systematic Core Fund
Target Funds	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Core Equity Fund	16,329,682	$299,362,271	$18.33	$36,596,332
VALIC Company I Large Cap Core Fund	21,736,216	223,463,516	10.28	28,828,489

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Core Fund	6,633,054	$175,567,285	$26.47	$66,711,056

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Core Fund	26,385,659	$698,393,072	$26.47	$132,135,877

Systematic Value Fund
Target Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Value Fund	10,595,835	$152,151,957	$14.36	$6,339,233
VALIC Company II Large Cap Value Fund	17,973,806	$345,927,470	$19.25	$11,209,111

Acquiring Fund	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Value Fund	4,143,135	$51,963,937	$12.54	$6,926,832

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
VALIC Company I Systematic Value Fund	43,855,737	$550,043,364	$12.54	$24,475,176

Assuming the Reorganizations had been completed at beginning of the reporting period for the Acquiring Fund (June 1, 2020 for the Phase I Mergers and September 1, 2020 for the Phase II Mergers except the Government Money Market Fund I whose reporting period began on June 1, 2020), the unaudited pro forma results of operations for the period ended May 31, 2021, are as follows:

Acquiring Fund	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
VCI Core Bond	$19,939,883	$(1,968,773)	$17,971,110
VCI Government Money Market I	55,442	(345)	55,097
VCI Mid Cap Strategic Growth	(2,180,301)	324,696,300	322,515,999
VCI Science & Technology	(15,682,412)	922,784,165	907,101,753
VCI Small Cap Growth	(2,402,820)	202,478,507	200,075,687
VCI Systematic Core	3,676,290	221,440,696	225,116,986
VCI Systematic Value	5,919,141	188,695,906	194,615,047

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statement of Operations since the Reorganization Dates.

329

VALIC Company I

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund														Asset Allocation Fund
	Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(f)		Year Ended August 31,										Six Months Ended November 30, 2021#		Year Ended May 31,
					2020		2019		2018		2017		2016				2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$12.11		$10.22		$10.09		$11.34		$10.68		$10.41		$10.67		$12.37		$9.45	$9.91	$11.33	$11.00	$10.39

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.17		0.19		0.17		0.17		0.16		0.19		0.06		0.08	0.14	0.18	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.14		2.32		0.77		(0.24)		1.04		0.93		0.56		0.74		2.97	(0.30)	(0.55)	0.83	0.71

Total income (loss) from investment operations	0.13		2.49		0.96		(0.07)		1.21		1.09		0.75		0.80		3.05	(0.16)	(0.37)	0.99	0.87

Distributions from:
Net investment income	–		(0.20)		(0.26)		(0.21)		(0.16)		(0.21)		(0.23)		–		(0.13)	(0.12)	(0.17)	(0.18)	(0.26)
Net realized gain on securities	–		(0.40)		(0.57)		(0.97)		(0.39)		(0.61)		(0.78)		–		–	(0.18)	(0.88)	(0.48)	–

Total distributions	–		(0.60)		(0.83)		(1.18)		(0.55)		(0.82)		(1.01)		–		(0.13)	(0.30)	(1.05)	(0.66)	(0.26)

Net asset value at end of period	$12.24		$12.11		$10.22		$10.09		$11.34		$10.68		$10.41		$13.17		$12.37	$9.45	$9.91	$11.33	$11.00

TOTAL RETURN(a)	1.07%		24.54%		9.91%		(0.52)%		11.39%		10.61%		7.53%		6.47%		32.34%	(1.46)%	(3.42)%	8.91%	8.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.09	%@(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.65	%@	0.85%	0.77%	0.76%	0.72%	0.70%
Ratio of expenses to average net assets(c)	0.13	%@(e)	0.14	%@(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.70	%@	0.87%	0.77%	0.76%	0.72%	0.70%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.09	)%@(e)	1.98	%@(e)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.78	%(e)	0.86	%@	0.74%	1.39%	1.69%	1.40%	1.51%
Ratio of net investment income (loss) to average net assets(c)	(0.13	)%@(e)	1.94	%@(e)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.73	%(e)	0.81	%@	0.72%	1.39%	1.69%	1.40%	1.51%
Portfolio turnover rate	17%		16%		48%		37%		49%		36%		24%		23%		199%	177%	113%	84%	161%
Number of shares outstanding at end of period (000’s)	59,884		60,531		59,921		57,377		53,660		53,168		51,410		12,115		12,451	13,614	14,892	14,624	14,705
Net assets at end of period (000’s)	$732,953		$732,829		$612,613		$579,049		$608,709		$567,843		$535,245		$159,513		$154,023	$128,629	$147,543	$165,665	$161,767

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

330

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Blue Chip Growth Fund							Capital Appreciation Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(e)	Year Ended August 31,
			2021	2020	2019	2018	2017				2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$25.17		$20.80	$19.18	$20.84	$17.27	$15.48	$21.68		$18.62	$14.89	$20.13	$16.55	$15.99	$16.35

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.07)		(0.11)	(0.05)	(0.01)	(0.01)	0.01	0.01		(0.01)	0.02	0.07	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	2.61		6.96	3.93	0.86	4.82	3.46	2.17		3.53	4.28	(0.26)	4.51	2.12	1.20

Total income (loss) from investment operations	2.54		6.85	3.88	0.85	4.81	3.47	2.18		3.52	4.30	(0.19)	4.55	2.20	1.29

Distributions from:
Net investment income	–		–	–	–	(0.01)	–	–		(0.02)	(0.06)	(0.05)	(0.08)	(0.08)	(0.06)
Net realized gain on securities	–		(2.48)	(2.26)	(2.51)	(1.23)	(1.68)	–		(0.44)	(0.51)	(5.00)	(0.89)	(1.56)	(1.59)

Total distributions	–		(2.48)	(2.26)	(2.51)	(1.24)	(1.68)	–		(0.46)	(0.57)	(5.05)	(0.97)	(1.64)	(1.65)

Net asset value at end of period	$27.71		$25.17	$20.80	$19.18	$20.84	$17.27	$23.86		$21.68	$18.62	$14.89	$20.13	$16.55	$15.99

TOTAL RETURN(a)	10.09%		33.74%	21.77%	4.22%	27.87%	23.49%	10.06%		18.97%	29.44%	(0.35)%	27.94%	14.13%	8.33%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.82%	0.83%	0.82%	0.83%	0.84%	0.60	%@	0.84%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.82	%@	0.82%	0.83%	0.82%	0.83%	0.84%	0.72	%@	0.99%@	1.00%	1.00%	0.99%	0.99%	1.00%
Ratio of expense reductions to average net assets	–		–	–	–	0.00%	0.00%	0.00	%@	–	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.49	%)@	(0.45%)	(0.24)%	(0.03)%	(0.07)%	0.06%	0.07	%@	(0.09)%@	0.12%	0.38%	0.22%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets(c)	(0.52	%)@	(0.45%)	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.05	)%@	(0.24)%@	(0.03)%	0.23%	0.08%	0.36%	0.37%
Portfolio turnover rate	18%		28%	27%	30%	24%	27%	25%		27%	62%	60%	124%	66%	54%
Number of shares outstanding at end of period (000’s)	37,857		39,782	39,950	40,727	37,397	39,343	6,469		6,513	6,576	6,923	5,449	5,535	5,313
Net assets at end of period (000’s)	$1,048,958		$1,001,518	$831,006	$781,236	$779,336	$679,516	$154,376		$141,163	$122,454	$103,080	$109,697	$91,579	$84,946

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

331

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund														Core Bond Fund
	Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(f)		Year Ended August 31,										Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(f)	Year Ended August 31,
					2020		2019		2018		2017		2016					2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$13.39		$12.31		$11.85		$12.31		$12.07		$11.82		$11.95		$11.37		$11.94	$11.53	$10.74	$11.15	$11.30	$10.93

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.31		0.32		0.25		0.31		0.28		0.30		0.11		0.15	0.28	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	0.09		1.29		0.63		0.17		0.28		0.39		0.41		(0.02)		(0.12)	0.52	0.70	(0.45)	(0.12)	0.38

Total income (loss) from investment operations	0.08		1.60		0.95		0.42		0.59		0.67		0.71		0.09		0.03	0.80	1.03	(0.15)	0.15	0.62

Distributions from:
Net investment income	–		(0.34)		(0.31)		(0.36)		(0.28)		(0.32)		(0.34)		–		(0.29)	(0.39)	(0.24)	(0.26)	(0.30)	(0.22)
Net realized gain on securities	–		(0.18)		(0.18)		(0.52)		(0.07)		(0.10)		(0.50)		–		(0.31)	–	–	(0.00)	–	(0.03)

Total distributions	–		(0.52)		(0.49)		(0.88)		(0.35)		(0.42)		(0.84)		–		(0.60)	(0.39)	(0.24)	(0.26)	(0.30)	(0.25)

Net asset value at end of period	$13.47		$13.39		$12.31		$11.85		$12.31		$12.07		$11.82		$11.46		$11.37	$11.94	$11.53	$10.74	$11.15	$11.30

TOTAL RETURN(a)	0.60%		13.05%		8.14%		3.52%		4.94%		5.76%		6.19%		0.79%		0.27%	7.05%	9.64%	(1.32)%	1.37%	5.78%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.13	%@(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.50	%@	0.76%@	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.14	%@(e)	0.15	%@(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.50	%@	0.77%@	0.78%	0.78%	0.78%	0.80%	0.79%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.13	)%@(e)	3.13	%@(e)	2.68	%(e)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.51	%(e)	1.89	%@	1.73%@	2.39%	2.99%	2.80%	2.40%	2.16%
Ratio of net investment income (loss) to average net assets(c)	(0.14	)%@(e)	3.08	%@(e)	2.62	%(e)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.46	%(e)	1.89	%@	1.72%@	2.37%	2.99%	2.78%	2.37%	2.15%
Portfolio turnover rate	18%		13%		38%		45%		44%		38%		27%		28%		39%	93%	97%	73%	76%	139%
Number of shares outstanding at end of period (000’s)	27,339		27,761		27,615		27,369		27,516		27,674		27,779		254,690		247,069	149,401	137,809	119,431	100,052	106,434
Net assets at end of period (000’s)	$368,315		$371,617		$339,870		$324,436		$338,793		$333,907		$328,390		$2,918,122		$2,809,677	$1,784,179	$1,589,218	$1,282,586	$1,115,936	$1,202,915

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

332

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund							Dynamic Allocation Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$13.17		$9.98	$10.80	$12.39	$12.09	$11.54	$12.60		$11.93	$11.49	$12.20	$11.74	$10.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.25	0.29	0.29	0.26	0.25	(0.01)		0.20	0.18	0.17	0.12	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.31)		3.54	(0.34)	(0.27)	0.74	1.62	0.32		1.94	1.00	0.00	1.00	1.13

Total income (loss) from investment operations	(0.22)		3.79	(0.05)	0.02	1.00	1.87	0.31		2.14	1.18	0.17	1.12	1.28

Distributions from:
Net investment income	–		(0.26)	(0.24)	(0.24)	(0.24)	(0.25)	–		(0.24)	(0.26)	(0.15)	(0.16)	(0.22)
Net realized gain on securities	–		(0.34)	(0.53)	(1.37)	(0.46)	(1.07)	–		(1.23)	(0.48)	(0.73)	(0.50)	(0.08)

Total distributions	–		(0.60)	(0.77)	(1.61)	(0.70)	(1.32)	–		(1.47)	(0.74)	(0.88)	(0.66)	(0.30)

Net asset value at end of period	$12.95		$13.17	$9.98	$10.80	$12.39	$12.09	$12.91		$12.60	$11.93	$11.49	$12.20	$11.74

TOTAL RETURN(a)	(1.67)%		38.46%	(0.33)%	(0.17)%	8.14%	16.51%	2.46%		18.42%	10.43%	1.47%	9.45%	11.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67	%@	0.69%	0.74%	0.81%	0.81%	0.82%	0.32	%@	0.32%	0.32%	0.32%	0.31%	0.31%
Ratio of expenses to average net assets(c)	0.78	%@	0.80%	0.81%	0.81%	0.81%	0.83%	0.35	%@	0.32%	0.33%	0.32%	0.31%	0.32%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.40	%@	2.18%	2.61%	2.40%	2.06%	2.13%	(0.13	%)@	1.57%	1.47%	1.36%	0.97%	1.30%
Ratio of net investment income (loss) to average net assets(c)	1.29	%@	2.07%	2.54%	2.40%	2.06%	2.12%	(0.16	%)@	1.57%	1.45%	1.35%	0.96%	1.30%
Portfolio turnover rate	49%		64%	63%	46%	54%	41%	14%		24%	20%	11%	15%	14%
Number of shares outstanding at end of period (000’s)	113,169		103,420	101,412	88,850	71,348	66,882	14,803		15,751	15,995	17,745	19,983	21,173
Net assets at end of period (000’s)	$1,465,291		$1,361,703	$1,012,017	$959,714	$884,180	$808,699	$191,141		$198,516	$190,741	$203,843	$243,832	$248,630

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

333

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund								Global Real Estate Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,						Six Months Ended November 30, 2021#		Year Ended May 31,
			2021		2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$10.87		$7.23		$7.71	$8.89	$7.94	$6.18	$8.13		$6.85	$8.00	$7.68	$7.63	$8.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.16		0.19	0.18	0.16	0.13	0.07		0.14	0.15	0.17	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.46)		3.66		(0.47)	(1.22)	0.92	1.74	0.13		1.73	(0.94)	0.44	0.28	0.21

Total income (loss) from investment operations	(1.28)		3.82		(0.28)	(1.04)	1.08	1.87	0.20		1.87	(0.79)	0.61	0.46	0.37

Distributions from:
Net investment income	–		(0.18)		(0.20)	(0.14)	(0.13)	(0.11)	–		(0.34)	(0.24)	(0.29)	(0.31)	(0.34)
Net realized gain on securities	–		–		–	–	–	–	–		(0.25)	(0.12)	–	(0.10)	(0.42)

Total distributions	–		(0.18)		(0.20)	(0.14)	(0.13)	(0.11)	–		(0.59)	(0.36)	(0.29)	(0.41)	(0.76)

Net asset value at end of period	$9.59		$10.87		$7.23	$7.71	$8.89	$7.94	$8.33		$8.13	$6.85	$8.00	$7.68	$7.63

TOTAL RETURN(a)	(11.78)%		52.91	%(e)	(3.74)%	(11.75)%	13.50%	30.41%	2.46%		28.14%	(10.37)%	8.10%	6.19%	4.98%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.91	%@	0.88%		0.91%	0.93%	0.93%	0.94%	0.84	%@	0.86%	0.85%	0.85%	0.86%	0.85%
Ratio of expenses to average net assets(c)	0.91	%@	0.88%		0.91%	0.93%	0.93%	0.94%	0.84	%@	0.86%	0.85%	0.85%	0.86%	0.85%
Ratio of expense reductions to average net assets	0.00	%@	0.00%		0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	3.30	%@	1.68%		2.35%	2.29%	1.80%	1.85%	1.78	%@	1.83%	1.84%	2.18%	2.34%	2.04%
Ratio of net investment income (loss) to average net assets(c)	3.30	%@	1.68%		2.35%	2.29%	1.80%	1.85%	1.78	%@	1.83%	1.84%	2.18%	2.34%	2.04%
Portfolio turnover rate	29%		82%		62%	72%	53%	69%	23%		76%	78%	44%	50%	47%
Number of shares outstanding at end of period (000’s)	76,405		98,028		97,025	106,698	91,875	89,332	67,840		53,522	52,437	57,358	47,313	50,730
Net assets at end of period (000’s)	$732,713		$1,065,405		$701,471	$823,071	$817,232	$708,873	$565,004		$435,033	$359,442	$458,620	$363,223	$387,137

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the gain on the disposal of investments in violation of investment restrictions. (see Note 3).

See Notes to Financial Statements

334

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund							Government Money Market I Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018		2017

PER SHARE DATA
Net asset value at beginning of period	$10.13		$8.85	$10.24	$12.02	$11.63	$10.48	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.20	0.30	0.44	0.35	0.33	0.00		0.00	0.01	0.02	0.01		0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.09)		1.50	(0.41)	(1.02)	0.20	1.14	–		0.00	0.00	0.00	0.00		0.00

Total income (loss) from investment operations	0.02		1.70	(0.11)	(0.58)	0.55	1.47	0.00		0.00	0.01	0.02	0.01		0.00

Distributions from:
Net investment income	–		(0.42)	(0.64)	(0.26)	–	(0.10)	(0.00)		(0.00)	(0.01)	(0.02)	(0.01)		(0.00)
Net realized gain on securities	–		–	(0.64)	(0.94)	(0.16)	(0.22)	–		–	–	–	–		–

Total distributions	–		(0.42)	(1.28)	(1.20)	(0.16)	(0.32)	(0.00)		(0.00)	(0.01)	(0.02)	(0.01)		(0.00)

Net asset value at end of period	$10.15		$10.13	$8.85	$10.24	$12.02	$11.63	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN(a)	0.20%		19.49%	(1.01)%	(5.19)%	4.72%	14.16%	0.00%		0.01%	1.09%	1.69%	0.72	%(e)	0.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.70%	0.72%	0.66%	0.65%	0.66%	0.02	%@	0.07%	0.45%	0.51%	0.51%		0.45%
Ratio of expenses to average net assets(c)	0.83	%@	0.72%	0.73%	0.66%	0.65%	0.66%	0.50	%@	0.54%	0.51%	0.51%	0.51%		0.53%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	2.06	%@	2.09%	2.95%	3.78%	2.86%	2.94%	0.01	%@	0.01%	1.05%	1.70%	0.71%		0.08%
Ratio of net investment income (loss) to average net assets(c)	2.04	%@	2.07%	2.94%	3.78%	2.86%	2.94%	(0.47	%)@	(0.46%)	0.99%	1.70%	0.71%		(0.00)%
Portfolio turnover rate	13%		39%	108%	30%	30%	35%	N/A		N/A	N/A	N/A	N/A		N/A
Number of shares outstanding at end of period (000’s)	27,059		28,375	31,935	31,615	32,421	36,070	652,153		573,895	415,212	395,196	311,723		330,780
Net assets at end of period (000’s)	$274,551		$287,412	$282,708	$323,702	$389,638	$419,325	$652,143		$573,885	$415,201	$395,183	$311,708		$330,783

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

335

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund							Growth Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$10.78		$11.22	$10.57	$10.21	$10.63	$10.85	$22.19		$18.82	$16.35	$17.36	$15.00	$13.47

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.20	0.23	0.23	0.23	0.21	(0.03)		(0.02)	0.03	0.06	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.08)		(0.39)	0.67	0.37	(0.37)	(0.18)	3.18		6.65	4.22	0.38	3.02	2.56

Total income (loss) from investment operations	0.03		(0.19)	0.90	0.60	(0.14)	0.03	3.15		6.63	4.25	0.44	3.09	2.66

Distributions from:
Net investment income	–		(0.25)	(0.25)	(0.24)	(0.28)	(0.25)	–		(0.03)	(0.07)	(0.07)	(0.10)	(0.12)
Net realized gain on securities	–		—	–	–	–	–	–		(3.23)	(1.71)	(1.38)	(0.63)	(1.01)

Total distributions	–		(0.25)	(0.25)	(0.24)	(0.28)	(0.25)	–		(3.26)	(1.78)	(1.45)	(0.73)	(1.13)

Net asset value at end of period	$10.81		$10.78	$11.22	$10.57	$10.21	$10.63	$25.34		$22.19	$18.82	$16.35	$17.36	$15.00

TOTAL RETURN(a)	0.28%		(1.70)%	8.57%	5.98%	(1.32)%	0.35%	14.20%		36.58%	27.42%	2.65%	20.60%	20.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66	%@	0.66%	0.66%	0.67%	0.66%	0.64%	0.61	%@	0.64%	0.68%	0.74%	0.74%	0.76%
Ratio of expenses to average net assets(c)	0.66	%@	0.66%	0.66%	0.67%	0.66%	0.64%	0.77	%@	0.80%	0.81%	0.79%	0.79%	0.81%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.01	%@	1.77%	2.08%	2.24%	2.12%	1.95%	(0.21	%)@	(0.10%)	0.16%	0.34%	0.42%	0.71%
Ratio of net investment income (loss) to average net assets(c)	2.01	%@	1.77%	2.08%	2.24%	2.12%	1.95%	(0.37	%)@	(0.26%)	0.03%	0.29%	0.37%	0.66%
Portfolio turnover rate	7%		13%	17%	17%	3%	15%	21%		40%	219%	60%	58%	71%
Number of shares outstanding at end of period (000’s)	15,459		13,260	13,225	13,559	11,890	13,689	56,912		64,460	72,176	64,185	69,279	66,758
Net assets at end of period (000’s)	$167,140		$142,954	$148,338	$143,372	$121,425	$145,460	$1,441,999		$1,430,327	$1,358,693	$1,049,181	$1,202,649	$1,001,261

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

336

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	High Yield Bond Fund									Inflation Protected Fund
	Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(e)		Year Ended August 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
					2020	2019	2018	2017	2016			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$7.68		$7.47		$7.66	$7.53	$7.75	$7.56	$7.40	$11.97		$11.34	$11.07	$10.88	$11.07	$10.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.24		0.36	0.39	0.40	0.41	0.37	0.23		0.18	0.22	0.24	0.26	0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.12)		0.28		(0.00)	0.09	(0.18)	0.15	0.13	0.31		0.68	0.32	0.14	(0.14)	0.10

Total income (loss) from investment operations	0.04		0.52		0.36	0.48	0.22	0.56	0.50	0.54		0.86	0.54	0.38	0.12	0.35

Distributions from:
Net investment income	–		(0.31)		(0.55)	(0.35)	(0.44)	(0.37)	(0.34)	–		(0.17)	(0.27)	(0.18)	(0.21)	(0.03)
Net realized gain on securities	–		–		–	–	–	–	–	–		(0.06)	–	(0.01)	(0.10)	(0.01)

Total distributions	–		(0.31)		(0.55)	(0.35)	(0.44)	(0.37)	(0.34)	–		(0.23)	(0.27)	(0.19)	(0.31)	(0.04)

Net asset value at end of period	$7.72		$7.68		$7.47	$7.66	$7.53	$7.75	$7.56	$12.51		$11.97	$11.34	$11.07	$10.88	$11.07

TOTAL RETURN(a)	0.52%		6.95%		5.01%	6.47%	2.89%	7.54%	7.07%	4.51%		7.66%	4.88%	3.51%	1.11%	3.29%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68	%@	0.92	%@	0.94%	0.96%	0.96%	0.96%	0.96%	0.52	%@	0.54%	0.57%	0.56%	0.57%	0.58%
Ratio of expenses to average net assets(c)	0.71	%@	0.97	%@	0.98%	0.97%	0.97%	0.97%	0.99%	0.55	%@	0.56%	0.57%	0.56%	0.57%	0.58%
Ratio of expense reductions to average net assets	–		–		–	–	–	–	–	0.00	%@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.01	%@	4.26	%@	4.79%	5.25%	5.16%	5.27%	5.16%	3.72	%@	1.55%	1.94%	2.27%	2.29%	2.33%
Ratio of net investment income (loss) to average net assets(c)	3.98	%@	4.21	%@	4.75%	5.24%	5.15%	5.26%	5.13%	3.69	%@	1.53%	1.94%	2.27%	2.29%	2.33%
Portfolio turnover rate	17%		33%		49%	34%	26%	52%	36%	13%		71%	38%	42%	34%	42%
Number of shares outstanding at end of period (000’s)	79,229		77,982		72,088	85,841	76,525	72,461	78,148	69,049		66,826	67,416	63,309	54,697	57,066
Net assets at end of period (000’s)	$612,001		$598,597		$538,716	$657,364	$576,553	$561,480	$590,679	$863,999		$800,186	$764,607	$700,574	$595,043	$631,552

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

337

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund							International Government Bond Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$8.38		$6.19	$6.74	$7.41	$7.02	$6.22	$12.45		$12.14	$11.82	$11.64	$11.71	$11.43

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.15	0.13	0.19	0.19	0.17	0.11		0.24	0.29	0.28	0.24	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.39)		2.17	(0.36)	(0.62)	0.35	0.81	(0.45)		0.55	0.24	0.09	(0.20)	0.04

Total income (loss) from investment operations	(0.31)		2.32	(0.23)	(0.43)	0.54	0.98	(0.34)		0.79	0.53	0.37	0.04	0.28

Distributions from:
Net investment income	–		(0.10)	(0.19)	(0.24)	(0.15)	(0.18)	–		(0.29)	(0.21)	(0.18)	(0.11)	–
Net realized gain on securities	–		(0.03)	(0.13)	–	–	–	–		(0.19)	–	(0.01)	–	–

Total distributions	–		(0.13)	(0.32)	(0.24)	(0.15)	(0.18)	–		(0.48)	(0.21)	(0.19)	(0.11)	–

Net asset value at end of period	$8.07		$8.38	$6.19	$6.74	$7.41	$7.02	$12.11		$12.45	$12.14	$11.82	$11.64	$11.71

TOTAL RETURN(a)	(3.70)%		37.70%	(3.42)%	(5.81)%	7.63%	15.98%	(2.73)%		6.58%	4.44%	3.26%	0.32%	2.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41	%@	0.42%	0.43%	0.43%	0.42%	0.44%	0.67	%@	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets(c)	0.41	%@	0.42%	0.43%	0.43%	0.42%	0.44%	0.67	%@	0.65%	0.65%	0.65%	0.65%	0.64%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.84	%@	2.11%	1.89%	2.72%	2.57%	2.62%	1.76	%@	1.89%	2.34%	2.44%	2.04%	2.03%
Ratio of net investment income (loss) to average net assets(c)	1.84	%@	2.11%	1.89%	2.72%	2.57%	2.62%	1.76	%@	1.89%	2.34%	2.44%	2.04%	2.03%
Portfolio turnover rate	2%		2%	10%	15%	17%	11%	21%		71%	105%	94%	95%	70%
Number of shares outstanding at end of period (000’s)	221,942		226,703	201,429	154,662	173,854	155,797	14,578		15,543	14,125	17,187	18,875	15,879
Net assets at end of period (000’s)	$1,791,769		$1,899,286	$1,246,804	$1,041,727	$1,287,987	$1,093,865	$176,483		$193,496	$171,444	$203,184	$219,748	$185,943

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

338

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund								International Opportunities Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,						Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(f)		Year Ended August 31,
			2021	2020	2019		2018	2017					2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$19.13		$12.47	$11.35	$15.01		$13.04	$11.63	$23.02		$20.73		$18.44	$21.31	$19.38	$16.00	$15.08

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.02)	–	0.04		0.08	0.14	0.03		0.04		0.09	0.16	0.13	0.14	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	0.47		6.75	1.13	(0.19)		2.29	1.45	(0.58)		4.00		2.64	(2.10)	1.97	3.49	0.94

Total income (loss) from investment operations	0.44		6.73	1.13	(0.15)		2.37	1.59	(0.55)		4.04		2.73	(1.94)	2.10	3.63	1.08

Distributions from:
Net investment income	–		–	(0.01)	(0.10)		(0.19)	(0.18)	–		(0.11)		(0.13)	(0.19)	(0.17)	(0.25)	(0.16)
Net realized gain on securities	–		(0.07)	–	(3.41)		(0.21)	–	–		(1.64)		(0.31)	(0.74)	–	–	–

Total distributions	–		(0.07)	(0.01)	(3.51)		(0.40)	(0.18)	–		(1.75)		(0.44)	(0.93)	(0.17)	(0.25)	(0.16)

Net asset value at end of period	$19.57		$19.13	$12.47	$11.35		$15.01	$13.04	$22.47		$23.02		$20.73	$18.44	$21.31	$19.38	$16.00

TOTAL RETURN(a)	2.30%		53.98%	10.00%	(0.17	)%(e)	18.38%	13.81%	(2.39)%		19.97%		15.03%	(9.20)%	10.81%	22.81%	7.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84	%@	0.83%	0.86%	0.89%		0.98%	1.01%	0.95	%@	1.19	%@	1.13%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.04	%@	1.03%	1.06%	1.09%		1.08%	1.10%	0.96	%@	1.23	%@	1.22%	1.22%	1.20%	1.22%	1.21%
Ratio of expense reductions to average net assets	–		–	–	–		0.00%	0.00%	0.00	%@	0.00	%@	0.00%	0.00%	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.28	%)@	(0.10%)	(0.03)%	0.30%		0.58%	1.15%	0.27	%@	0.23	%@	0.45%	0.83%	0.61%	0.82%	0.91%
Ratio of net investment income (loss) to average net assets(c)	(0.48	%)@	(0.30%)	(0.23)%	0.10%		0.47%	1.06%	0.26	%@	0.19	%@	0.36%	0.60%	0.41%	0.60%	0.70%
Portfolio turnover rate	9%		18%	22%	35%		130%	39%	24%		48%		45%	41%	46%	62%	58%
Number of shares outstanding at end of period (000’s)	31,806		33,616	37,029	41,093		32,707	33,688	26,573		31,574		29,447	31,253	33,984	34,637	37,260
Net assets at end of period (000’s)	$622,302		$642,915	$461,774	$466,362		$490,921	$439,222	$596,983		$726,964		$610,424	$576,197	$724,027	$671,097	$596,055

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

339

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Socially Responsible Fund							International Value Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$26.57		$23.97	$25.91	$26.24	$23.78	$21.01	$11.46		$7.78	$8.93	$10.67	$10.54	$8.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19		0.51	0.42	0.44	0.37	0.32	0.19		0.19	0.18	0.20	0.21	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.76)		8.18	(0.96)	(0.29)	2.52	2.84	(1.38)		3.66	(1.09)	(1.66)	0.13	1.75

Total income (loss) from investment operations	(0.57)		8.69	(0.54)	0.15	2.89	3.16	(1.19)		3.85	(0.91)	(1.46)	0.34	1.95

Distributions from:
Net investment income	–		(0.53)	(0.51)	(0.48)	(0.43)	(0.39)	–		(0.17)	(0.23)	(0.28)	(0.21)	(0.19)
Net realized gain on securities	–		(5.56)	(0.89)	–	–	–	–		–	(0.01)	–	–	–

Total distributions	–		(6.09)	(1.40)	(0.48)	(0.43)	(0.39)	–		(0.17)	(0.24)	(0.28)	(0.21)	(0.19)

Net asset value at end of period	$26.00		$26.57	$23.97	$25.91	$26.24	$23.78	$10.27		$11.46	$7.78	$8.93	$10.67	$10.54

TOTAL RETURN(a)	(2.15)%		37.84%	(2.05)%	0.57%	12.16%	15.15%	(10.38)%		49.67%	(10.17)%	(13.83)%	3.19%	22.36%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64	%@	0.65%	0.63%	0.63%	0.62%	0.62%	0.74	%@	0.74%	0.73%	0.77%	0.79%	0.80%
Ratio of expenses to average net assets(c)	0.64	%@	0.65%	0.63%	0.63%	0.62%	0.62%	0.81	%@	0.81%	0.80%	0.82%	0.79%	0.80%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.43	%@	1.89%	1.57%	1.67%	1.44%	1.47%	3.30	%@	1.95%	2.01%	1.97%	1.93%	2.04%
Ratio of net investment income (loss) to average net assets(c)	1.43	%@	1.89%	1.57%	1.67%	1.44%	1.47%	3.23	%@	1.88%	1.94%	1.92%	1.93%	2.04%
Portfolio turnover rate	3%		9%	68%	2%	5%	23%	36%		62%	64%	136%	30%	40%
Number of shares outstanding at end of period (000’s)	14,056		14,525	13,629	14,044	16,331	17,515	61,206		64,412	77,667	77,083	81,504	83,103
Net assets at end of period (000’s)	$365,471		$385,891	$326,671	$363,818	$428,452	$416,564	$628,846		$738,262	$604,123	$688,485	$869,416	$876,165

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

340

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$21.03		$16.82	$15.68	$15.01	$13.66	$12.21	$31.20		$20.75	$23.52	$28.04	$26.43	$24.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.05	0.08	0.13	0.10	0.10	0.17		0.35	0.30	0.32	0.35	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	1.67		6.24	2.50	1.71	2.09	1.87	(0.26)		11.29	(0.70)	(1.86)	3.45	3.91

Total income (loss) from investment operations	1.68		6.29	2.58	1.84	2.19	1.97	(0.09)		11.64	(0.40)	(1.54)	3.80	4.21

Distributions from:
Net investment income	–		(0.08)	(0.13)	(0.10)	(0.09)	(0.09)	–		(0.32)	(0.36)	(0.37)	(0.32)	(0.34)
Net realized gain on securities	–		(2.00)	(1.31)	(1.07)	(0.75)	(0.43)	–		(0.87)	(2.01)	(2.61)	(1.87)	(2.31)

Total distributions	–		(2.08)	(1.44)	(1.17)	(0.84)	(0.52)	–		(1.19)	(2.37)	(2.98)	(2.19)	(2.65)

Net asset value at end of period	$22.71		$21.03	$16.82	$15.68	$15.01	$13.66	$31.11		$31.20	$20.75	$23.52	$28.04	$26.43

TOTAL RETURN(a)	7.99%		38.39%	17.08%	12.50%	16.00%	16.50%	(0.29)%		56.39%	(1.25)%	(5.76)%	14.51%	16.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74	%@	0.75%	0.75%	0.75%	0.75%	0.75%	0.34	%@	0.35%	0.36%	0.36%	0.35%	0.36%
Ratio of expenses to average net assets(c)	0.74	%@	0.75%	0.75%	0.75%	0.75%	0.75%	0.34	%@	0.35%	0.36%	0.36%	0.35%	0.36%
Ratio of expense reductions to average net assets	–		–	0.00%	–	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.06	%@	0.24%	0.45%	0.81%	0.70%	0.76%	1.10	%@	1.33%	1.28%	1.20%	1.25%	1.14%
Ratio of net investment income (loss) to average net assets(c)	0.06	%@	0.24%	0.45%	0.81%	0.70%	0.76%	1.10	%@	1.33%	1.28%	1.20%	1.25%	1.14%
Portfolio turnover rate	6%		22%	37%	26%	21%	23%	7%		18%	14%	14%	15%	14%
Number of shares outstanding at end of period (000’s)	30,529		31,517	31,185	30,448	29,613	30,427	114,886		123,862	131,740	123,200	122,466	128,379
Net assets at end of period (000’s)	$693,212		$662,844	$524,630	$477,301	$444,633	$415,566	$3,574,056		$3,864,639	$2,734,114	$2,897,313	$3,434,089	$3,392,738

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

341

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund							Mid Cap Value Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(e)		Year Ended August 31,
			2021	2020	2019	2018	2017					2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$23.15		$16.50	$15.49	$15.85	$13.92	$12.58	$22.22		$15.38		$17.19	$22.13	$21.23	$20.45	$21.82

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.03)	(0.00)	0.00	0.01	0.02	0.07		0.04		0.13	0.14	0.09	0.07	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	1.40		7.83	1.89	1.13	2.66	2.24	(0.47)		7.02		(0.81)	(1.11)	2.62	2.17	1.73

Total income (loss) from investment operations	1.37		7.80	1.89	1.13	2.67	2.26	(0.40)		7.06		(0.68)	(0.97)	2.71	2.24	1.87

Distributions from:
Net investment income	–		(0.02)	–	(0.00)	(0.01)	–	–		(0.13)		(0.15)	(0.11)	(0.09)	(0.13)	(0.06)
Net realized gain on securities	–		(1.13)	(0.88)	(1.49)	(0.73)	(0.92)	–		(0.09)		(0.98)	(3.86)	(1.72)	(1.33)	(3.18)

Total distributions	–		(1.15)	(0.88)	(1.49)	(0.74)	(0.92)	–		(0.22)		(1.13)	(3.97)	(1.81)	(1.46)	(3.24)

Net asset value at end of period	$24.52		$23.15	$16.50	$15.49	$15.85	$13.92	$21.82		$22.22		$15.38	$17.19	$22.13	$21.23	$20.45

TOTAL RETURN(a)	5.92%		47.61%	12.76%	7.45%	19.17%	18.43%	(1.80)%		45.95%		(4.12)%	(4.14)%	12.90%	11.02%	9.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74	%@	0.78%	0.81%	0.81%	0.82%	0.82%	0.79	%@	1.04	%@	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	0.74	%@	0.78%	0.81%	0.81%	0.82%	0.82%	0.79	%@	1.06	%@	1.07%	1.06%	1.05%	1.05%	1.06%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.23	%)@	(0.13%)	(0.03)%	(0.02)%	0.03%	0.12%	0.63	%@	0.31	%@	0.82%	0.73%	0.40%	0.32%	0.65%
Ratio of net investment income (loss) to average net assets(c)	(0.23	%)@	(0.13%)	(0.03)%	(0.02)%	0.03%	0.12%	0.63	%@	0.29	%@	0.80%	0.72%	0.40%	0.32%	0.64%
Portfolio turnover rate	18%		49%	25%	31%	40%	38%	22%		31%		63%	44%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	35,594		38,473	19,079	19,581	18,404	18,691	41,456		42,346		47,067	43,256	41,411	49,262	48,776
Net assets at end of period (000’s)	$872,598		$890,709	$314,845	$303,288	$291,655	$260,170	$904,511		$940,809		$724,100	$743,460	$916,284	$1,046,046	$997,576

#	Unaudited
@	Annualized
(a)

Total return includes if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

342

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund														Nasdaq-100® Index Fund
	Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(g)		Year Ended August 31,										Six Months Ended November 30, 2021#		Year Ended May 31,
					2020		2019		2018		2017		2016				2021		2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$16.13		$14.16		$13.88		$15.00		$14.23		$13.98		$14.09		$24.00		$18.29		$14.08	$13.97	$12.11	$9.92

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.28		0.31		0.24		0.26		0.24		0.30		0.02		0.06		0.08	0.12	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		2.49		0.93		(0.00)		1.08		0.92		0.70		4.30		7.74		4.72	0.26	2.48	2.73

Total income (loss) from investment operations	0.27		2.77		1.24		0.24		1.34		1.16		1.00		4.32		7.80		4.80	0.38	2.54	2.80

Distributions from:
Net investment income	–		(0.33)		(0.34)		(0.32)		(0.24)		(0.32)		(0.32)		–		(0.08)		(0.14)	(0.06)	(0.07)	(0.08)
Net realized gain on securities	–		(0.47)		(0.62)		(1.04)		(0.33)		(0.59)		(0.79)		–		(2.01)		(0.45)	(0.21)	(0.61)	(0.53)

Total distributions	–		(0.80)		(0.96)		(1.36)		(0.57)		(0.91)		(1.11)		–		(2.09)		(0.59)	(0.27)	(0.68)	(0.61)

Net asset value at end of period	$16.40		$16.13		$14.16		$13.88		$15.00		$14.23		$13.98		$28.32		$24.00		$18.29	$14.08	$13.97	$12.11

TOTAL RETURN(a)	1.67%		19.65%		9.26%		1.71%		9.44%		8.42%		7.48%		18.00%		43.47	%(f)	34.71%	2.76%	20.94%	28.88%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.12	%@(e)	0.10	%@(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.50	%@	0.51%		0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.12	%@(e)	0.13	%@(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.14	%(e)	0.50	%@	0.51%		0.53%	0.54%	0.54%	0.55%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		0.00	%@	–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.12	)%@(e)	2.39	%@(e)	2.24	%(e)	1.69	%(e)	1.75	%(e)	1.68	%(e)	2.15	%(e)	0.14	%@	0.25%		0.49%	0.85%	0.49%	0.67%
Ratio of net investment income (loss) to average net assets(c)	(0.12	)%@(e)	2.36	%@(e)	2.20	%(e)	1.66	%(e)	1.72	%(e)	1.65	%(e)	2.11	%(e)	0.14	%@	0.25%		0.49%	0.84%	0.48%	0.66%
Portfolio turnover rate	17%		15%		49%		39%		47%		36%		33%		1%		8%		8%	6%	3%	4%
Number of shares outstanding at end of period (000’s)	71,282		72,656		71,656		67,965		64,297		63,003		60,581		34,865		34,731		34,045	35,447	33,891	32,558
Net assets at end of period (000’s)	$1,168,997		$1,172,232		$1,014,351		$943,311		$964,607		$896,346		$846,974		$987,311		$833,580		$622,519	$499,269	$473,513	$394,400

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by affiliates
(g)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

343

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund								Small Cap Growth Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,						Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(f)		Year Ended August 31,
			2021	2020		2019	2018	2017					2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$39.38		$29.88	$25.95		$31.14	$26.00	$21.30	$22.85		$20.49		$16.89	$23.31	$16.98	$14.20	$15.31

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.13)		(0.22)	0.05		(0.10)	(0.09)	(0.01)	(0.07)		(0.13)		(0.11)	(0.11)	(0.12)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.27		14.40	7.31		0.94	7.89	6.56	(0.89)		5.23		6.21	(1.22)	7.14	3.72	0.42

Total income (loss) from investment operations	3.14		14.18	7.36		0.84	7.80	6.55	(0.96)		5.10		6.10	(1.33)	7.02	3.64	0.39

Distributions from:
Net investment income	–		(0.02)	–		–	–	–	–		–		–	–	–	–	–
Net realized gain on securities	–		(4.66)	(3.43)		(6.03)	(2.66)	(1.85)	–		(2.74)		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Total distributions	–		(4.68)	(3.43)		(6.03)	(2.66)	(1.85)	–		(2.74)		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Net asset value at end of period	$42.52		$39.38	$29.88		$25.95	$31.14	$26.00	$21.89		$22.85		$20.49	$16.89	$23.31	$16.98	$14.20

TOTAL RETURN(a)	7.97%		48.22%	30.60	%(e)	3.04%	30.08%	31.82%	(4.20)%		25.62%		38.49%	(5.47)%	41.51%	26.05%	4.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.94	%@	0.97%	0.97%		0.98%	0.97%	0.99%	0.88	%@	1.11	%@	1.14%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.94	%@	0.97%	0.97%		0.98%	0.97%	0.99%	0.91	%@	1.19	%@	1.24%	1.23%	1.22%	1.25%	1.29%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%		0.00%	0.00%	0.01%	0.00	%@	0.00	%@	0.01%	0.01%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.62	%)@	(0.60%)	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.63	)%@	(0.84	)%@	(0.61)%	(0.54)%	(0.61)%	(0.53)%	(0.22)%
Ratio of net investment income (loss) to average net assets(c)	(0.62	%)@	(0.60%)	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.66	)%@	(0.92	)%@	(0.70)%	(0.61)%	(0.67)%	(0.62)%	(0.35)%
Portfolio turnover rate	28%		88%	98%		89%	84%	92%	18%		40%		48%	60%	63%	40%	39%
Number of shares outstanding at end of period (000’s)	74,830		78,910	54,314		53,666	45,064	43,461	33,705		36,204		10,271	11,386	9,239	8,088	7,035
Net assets at end of period (000’s)	$3,181,646		$3,107,205	$1,623,083		$1,392,834	$1,403,433	$1,130,159	$737,670		$827,215		$210,497	$192,341	$215,384	$137,330	$99,884

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.
(f)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

344

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$23.48		$15.08	$18.76	$22.81	$20.23	$17.91	$14.26		$8.80	$11.14	$13.84	$13.17	$12.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.12	0.17	0.22	0.22	0.21	0.06		0.07	0.12	0.12	0.15	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.73)		9.54	(0.99)	(2.25)	3.85	3.43	(0.49)		5.81	(1.31)	(1.02)	1.84	1.97

Total income (loss) from investment operations	(0.64)		9.66	(0.82)	(2.03)	4.07	3.64	(0.43)		5.88	(1.19)	(0.90)	1.99	2.16

Distributions from:
Net investment income	–		(0.19)	(0.32)	(0.24)	(0.22)	(0.23)	–		(0.15)	(0.15)	(0.17)	(0.18)	(0.14)
Net realized gain on securities	–		(1.07)	(2.54)	(1.78)	(1.27)	(1.09)	–		(0.27)	(1.00)	(1.63)	(1.14)	(0.90)

Total distributions	–		(1.26)	(2.86)	(2.02)	(1.49)	(1.32)	–		(0.42)	(1.15)	(1.80)	(1.32)	(1.04)

Net asset value at end of period	$22.84		$23.48	$15.08	$18.76	$22.81	$20.23	$13.83		$14.26	$8.80	$11.14	$13.84	$13.17

TOTAL RETURN(a)	(2.73)%		63.99%	(3.87)%	(9.23)%	20.42%	20.25%	(3.02)%		66.92%	(10.88)%	(6.88)%	15.39%	17.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.41	%@	0.42%	0.44%	0.40%	0.40%	0.41%	0.88	%@	0.89%	0.88%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets(c)	0.41	%@	0.42%	0.44%	0.40%	0.40%	0.41%	0.88	%@	0.89%	0.88%	0.87%	0.87%	0.87%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.76	%@	0.61%	0.94%	1.01%	0.99%	1.07%	0.84	%@	0.58%	1.10%	0.91%	1.04%	1.47%
Ratio of net investment income (loss) to average net assets(c)	0.76	%@	0.61%	0.94%	1.01%	0.99%	1.07%	0.84	%@	0.58%	1.10%	0.91%	1.04%	1.47%
Portfolio turnover rate	15%		14%	13%	16%	17%	12%	11%		37%	37%	33%	37%	46%
Number of shares outstanding at end of period (000’s)	57,935		61,697	59,576	53,944	56,750	59,190	18,207		19,614	20,134	20,076	21,730	21,453
Net assets at end of period (000’s)	$1,323,264		$1,448,543	$898,557	$1,012,040	$1,294,430	$1,197,209	$251,835		$279,760	$177,110	$223,576	$300,745	$282,609

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

345

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund									Stock Index Fund
	Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(e)		Year Ended August 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
					2020	2019	2018	2017	2016			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$15.57		$9.51		$10.76	$15.74	$14.47	$13.57	$14.01	$52.66		$40.27	$39.24	$39.46	$36.47	$33.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.05		0.10	0.15	0.15	0.11	0.13	0.30		0.60	0.81	0.72	0.63	0.61
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.40)		6.11		(0.92)	(2.80)	2.36	1.48	1.27	4.56		15.20	3.86	0.62	4.49	4.96

Total income (loss) from investment operations	(0.33)		6.16		(0.82)	(2.65)	2.51	1.59	1.40	4.86		15.80	4.67	1.34	5.12	5.57

Distributions from:
Net investment income	–		(0.10)		(0.14)	(0.21)	(0.13)	(0.14)	(0.17)	–		(0.83)	(0.87)	(0.64)	(0.67)	(0.57)
Net realized gain on securities	–		–		(0.29)	(2.12)	(1.11)	(0.55)	(1.67)	–		(2.58)	(2.77)	(0.92)	(1.46)	(1.67)

Total distributions	–		(0.10)		(0.43)	(2.33)	(1.24)	(0.69)	(1.84)	–		(3.41)	(3.64)	(1.56)	(2.13)	(2.24)

Net asset value at end of period	$15.24		$15.57		$9.51	$10.76	$15.74	$14.47	$13.57	$57.52		$52.66	$40.27	$39.24	$39.46	$36.47

TOTAL RETURN(a)	(2.12)%		64.80%		(7.72)%	(17.24)%	17.40%	11.61%	11.27%	9.23%		39.93%	12.45%	3.43%	13.99%	17.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%@	1.01	%@	0.99%	0.95%	0.95%	0.95%	0.95%	0.29	%@	0.29%	0.30%	0.33%	0.34%	0.34%
Ratio of expenses to average net assets(c)	0.79	%@	1.06	%@	1.09%	1.06%	1.03%	1.03%	1.04%	0.31	%@	0.32%	0.33%	0.33%	0.34%	0.34%
Ratio of expense reductions to average net assets	0.00	%@	0.01	%@	0.01%	0.01%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.87	%@	0.53	%@	0.97%	1.07%	0.96%	0.71%	0.98%	1.08	%@	1.26%	1.91%	1.78%	1.62%	1.75%
Ratio of net investment income (loss) to average net assets(c)	0.85	%@	0.48	%@	0.87%	0.96%	0.88%	0.62%	0.89%	1.06	%@	1.24%	1.88%	1.78%	1.62%	1.75%
Portfolio turnover rate	38%		55%		69%	55%	46%	79%	59%	1%		4%	3%	4%	3%	3%
Number of shares outstanding at end of period (000’s)	31,015		32,220		31,778	29,381	33,971	36,582	37,866	111,372		114,594	119,807	118,173	125,644	124,560
Net assets at end of period (000’s)	$472,687		$501,758		$302,120	$316,042	$534,548	$529,505	$513,783	$6,405,809		$6,035,053	$4,825,190	$4,637,546	$4,958,503	$4,542,334

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

346

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Core Fund							Systematic Value Fund
	Six Months Ended November 30, 2021#		Year Ended May 31,					Six Months Ended November 30, 2021#		Year Ended May 31,
			2021	2020	2019	2018	2017			2021	2020	2019	2018	2017

PER SHARE DATA
Net asset value at beginning of period	$26.61		$20.57	$20.35	$22.23	$20.70	$18.44	$13.12		$11.79	$13.93	$15.91	$15.64	$13.97

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.15	0.18	0.21	0.19	0.20	0.11		0.14	0.23	0.34	0.20	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	1.78		8.62	2.68	0.43	2.34	2.94	0.12		3.94	(0.52)	(0.61)	1.45	2.16

Total income (loss) from investment operations	1.88		8.77	2.86	0.64	2.53	3.14	0.23		4.08	(0.29)	(0.27)	1.65	2.40

Distributions from:
Net investment income	–		(0.17)	(0.24)	(0.21)	(0.21)	(0.24)	–		(0.24)	(0.39)	(0.22)	(0.28)	(0.24)
Net realized gain on securities	–		(2.56)	(2.40)	(2.31)	(0.79)	(0.64)	–		(2.51)	(1.46)	(1.49)	(1.10)	(0.49)

Total distributions	–		(2.73)	(2.64)	(2.52)	(1.00)	(0.88)	–		(2.75)	(1.85)	(1.71)	(1.38)	(0.73)

Net asset value at end of period	$28.49		$26.61	$20.57	$20.35	$22.23	$20.70	$13.35		$13.12	$11.79	$13.93	$15.91	$15.64

TOTAL RETURN(a)	7.07%		43.72%	15.08%	2.87%	12.17%	17.22%	1.75%		36.90%	(2.34)%	(1.84)%	10.34%	17.25%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63	%@	0.68%	0.85%	0.85%	0.85%	0.85%	0.48	%@	0.57%	0.80%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.85	%@	0.90%	0.99%	0.92%	0.90%	0.91%	0.78	%@	0.87%	1.16%	0.93%	0.92%	0.92%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.74	%@	0.67%	0.85%	0.95%	0.88%	1.03%	1.57	%@	1.39%	1.64%	2.14%	1.20%	1.57%
Ratio of net investment income (loss) to average net assets(c)	0.52	%@	0.45%	0.71%	0.88%	0.83%	0.97%	1.27	%@	1.09%	1.27%	2.06%	1.13%	1.49%
Portfolio turnover rate	8%		20%	98%	44%	43%	34%	16%		197%	265%	28%	24%	20%
Number of shares outstanding at end of period (000’s)	24,704		26,049	5,963	5,774	5,767	5,822	38,176		42,909	3,751	3,676	3,742	3,603
Net assets at end of period (000’s)	$703,779		$693,185	$122,639	$117,501	$128,172	$120,515	$509,596		$563,185	$44,233	$51,212	$59,532	$56,339

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

347

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund
	Six Months Ended November 30, 2021#		Nine Months Ended May 31, 2021(e)	Year Ended August 31,
				2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$24.85		$20.91	$22.03	$23.09	$20.15	$19.23	$18.55

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.13	0.26	0.27	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	1.68		4.74	3.15	0.72	3.39	2.33	1.89

Total income (loss) from investment operations	1.81		4.87	3.41	0.99	3.69	2.62	2.17

Distributions from:
Net investment income	–		(0.25)	(0.33)	(0.34)	(0.35)	(0.29)	(0.28)
Net realized gain on securities	–		(0.68)	(4.20)	(1.71)	(0.40)	(1.41)	(1.21)

Total distributions	–		(0.93)	(4.53)	(2.05)	(0.75)	(1.70)	(1.49)

Net asset value at end of period	$26.66		$24.85	$20.91	$22.03	$23.09	$20.15	$19.23

TOTAL RETURN(a)	7.28%		23.38%	17.06%	4.46%	18.49%	13.90%	12.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35	%@	0.60%@	0.60%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.35	%@	0.60%@	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.00	%@	0.77%@	1.20%	1.22%	1.37%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets(c)	1.00	%@	0.77%@	1.18%	1.17%	1.33%	1.41%	1.42%
Portfolio turnover rate	15%		18%	14%	36%	5%	0%	25%
Number of shares outstanding at end of period (000’s)	31,239		33,370	35,643	32,675	34,175	39,701	39,360
Net assets at end of period (000’s)	$832,723		$829,253	$745,440	$719,784	$789,118	$799,898	$756,821

#	Unaudited
@	Annualized
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)

Effective May 24, 2021, the Fund (the Predecessor Fund) was reorganized into the Acquiring Fund (see Note 1). The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund.

See Notes to Financial Statements

348

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 2-3, 2021, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to certain series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, L.P. (“AB”), Allianz Global Investors US, LLC (“Allianz”), BlackRock Investment Management, LLC (“BlackRock”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), Invesco Asset Management Limited, Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), Wellington Management Company LLP (“Wellington”) and Wells Capital Management Incorporated (“WellsCap”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 2-3, 2021 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at a meeting held on July 12, 2021.1

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC and the Sub-advisers in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at a meeting held on July 12, 2021, and executive sessions held during the August 2021 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 12, 2021 meeting, the Independent Directors submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2021 meeting. The continuation of all Advisory Contracts was approved at the August 2021 meeting for a one-year term beginning September 1, 2021 and ending August 31, 2022.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2021 meeting was held telephonically in reliance on the Orders.

349

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2020.

The Board also received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2021 and that benchmark information provided by management was through the period ended May 31, 2021. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•	Asset Allocation Fund (JPMIM2). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were at the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed the Lipper peer index and median of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that JPMIM took over sub-advisory duties on the Fund effective January 8, 2021, replacing PineBridge, and as a result, the Fund’s longer-term underperformance reflects that of the prior sub-adviser.

•	Blue Chip Growth Fund (T. Rowe). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the reduction in the sub-advisory fee and a corresponding advisory fee waiver that are being proposed at this Board meeting.

The Fund underperformed the median of its Performance Group for the one and three-year periods and performed at the median for the five-year period. The Fund underperformed the Lipper peer index and median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Dividend Value Fund (BlackRock/ClearBridge3). The Fund’s actual management fee was at the median of its Expense Group and above the median of its Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted recent actions taken to address the Fund’s underperformance, including ClearBridge’s assumption of sub-advisory duties on a sleeve of the Fund effective July 7, 2021, replacing SunAmerica.

[2]

The Sub-Advisory Agreement between VALIC and JPMIM with respect to the Asset Allocation Fund did not require approval at the August 2021 meeting. The Board approved this Sub-Advisory Agreement at the August 3-4, 2020 meeting, and it expires on January 8, 2023.

[3]

The Sub-Advisory Agreement between VALIC and ClearBridge with respect to the Dividend Value Fund did not require approval at the August 2021 meeting. The Board approved this Sub-Advisory Agreement at the April 26-27, 2021 meeting, and it expires on July 7, 2023.

350

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•	Dynamic Allocation Fund (AB/SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe/Group. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2022.

The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed the median of its Performance Group for the one, three- and five-year periods. The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and five-year periods and underperformed for the three-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Global Real Estate Fund (Goldman Sachs Asset Management, L.P. (“GSAM”)/Invesco Advisers, Inc. (“Invesco”)/Invesco Asset Management Limited (“Invesco Ltd”)). The Fund’s actual management fees were at the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were at the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and three-year periods and outperformed for the five-year period. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	Global Strategy Fund (Franklin Advisers, Inc.). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were at the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that, at this Board meeting, management will be proposing that Brandywine Global Investment Management assume sub-sub-advisory duties for a sleeve in the Fund.

•	Government Money Market I Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses has been extended contractually through September 30, 2022.

The Fund performed at the medians of its Lipper peer index and Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Government Securities Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed the median of its Performance Group/Universe for the one- and five-year periods and outperformed for the three-year period. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Growth Fund (BlackRock/SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the median of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Inflation Protected Fund (Wellington). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were at the median of its Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that Wellington Management Company LLP assumed sub-advisory duties of the Fund effective September 28, 2020, replacing PineBridge, and as a result, the Fund’s longer term underperformance reflects that of the prior sub-adviser.

351

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•	International Equities Index Fund (SunAmerica). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	International Government Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were at the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund performed at the median of its Performance Group for the one- and three-year periods and outperformed for the five-year period. The Fund outperformed its blended benchmark for the one- and three-year periods and underperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•	International Growth Fund (MSIM/Morgan Stanley Investment Management Company (“MSIM Co.”4)). The Fund’s total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that MSIM Co. had been added as the Fund’s sub-subadviser effective April 30, 2021.

•	International Socially Responsible Fund (SunAmerica5). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	International Value Fund (WellsCap). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Large Capital Growth Fund (MFS). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Mid Cap Strategic Growth Fund (Allianz GI/Janus). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2022.

[4]

The Sub-Subadvisory Agreement between MSIM and MSIM Co with respect to the International Growth Fund did not require approval at the August 2021 meeting. The Board approved this Sub-Subadvisory Agreement at the April 26-27, 2021 meeting, and it expires on April 30, 2023.

[5]

The Sub-Advisory Agreement between VALIC and SunAmerica with respect to the International Socially Responsible Fund did not require approval at the August 2021 meeting. The Board approved this Sub-Advisory Agreement at the August 3-4, 2020 meeting, and it expires on October 30, 2022.

352

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Science & Technology Fund (T. Rowe/Allianz GI/Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed for the three-year period. The Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Small Cap Special Values Fund (WellsCap). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one- and five-year periods and outperformed for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•	Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were at the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that management instituted a contractual limitation on total expenses that would extend through September 30, 2022.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Systematic Core Fund (formerly, Growth & Income Fund) (GSAM). The Fund’s actual management fees and actual total expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the advisory fee waivers would be extended contractually through September 30, 2022.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods. The Fund performed at the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that GSAM assumed sub-advisory duties of the Fund effective April 27, 2020, replacing JPMIM, and that the Fund changed its strategy at that time.

•	Systematic Value Fund (formerly, Broad Cap Value Income Fund) (Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the advisory fee waivers would be extended contractually through September 30, 2022.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

353

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the

Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

354

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

355

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I GLOBAL STRATEGY FUND APPROVAL OF SUB-SUBADVISORY AGREEMENT

At a meeting held on August 2-3, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a Sub-Subadvisory Agreement between Franklin Advisers, Inc. (“Franklin”), sub-adviser to VC I Global Strategy Fund (the “Fund”), and Brandywine Global Investment Management (“Brandywine”) with respect to the Fund.1

In connection with the approval of the Sub-Subadvisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Subadvisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Brandywine; (2) the key personnel of Brandywine who will provide services to the Fund; (3) Brandywine’s compliance policies and procedures; (4) Brandywine’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by Brandywine as a result of the Sub-Subadvisory Agreement.

In considering whether to approve the Sub-Subadvisory Agreement, the Board also took into account a presentation made at the Meeting by members of management. The Board noted that in accordance with Section 15(c) of the 1940 Act, Brandywine furnished the Board with extensive information in connection with the consideration of the Sub-Subadvisory Agreement. The Independent Directors were separately represented by counsel that is independent of The Variable Annuity Life Insurance Company (“VALIC”), Franklin and Brandywine in connection with their consideration of approval of the Sub-Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Brandywine. The Board reviewed information provided by Brandywine relating to Brandywine’s operations and personnel. The Board also noted that Brandywine’s management of the Fund will be subject to the oversight of Franklin, VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also discussed the changes to the Fund’s principal investment strategies as a result of the addition of Brandywine.

The Board considered information provided to them regarding the services to be provided by Brandywine. The Board noted that Brandywine will determine the securities to be purchased or sold on behalf of the debt sleeve of the Fund and that Franklin will continue to be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board considered that the delegation of any of such duties to Brandywine will in no way relieve Franklin of its duties under the sub-advisory agreement between Franklin and the Fund. The Board reviewed information regarding the qualifications, background and responsibilities of Brandywine’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of Brandywine. The Board also reviewed Brandywine’s brokerage practices. The Board also considered Brandywine’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by Brandywine were expected to be satisfactory and that there was a reasonable basis to conclude that Brandywine would provide a high quality of investment services to the Fund.

Fees and Expenses; Profitability. The Board considered that Franklin is responsible for payment of the sub-sub-advisory fees and that the Sub-Subadvisory Agreement is not expected to have any impact on VALIC’s profitability.

Economies of Scale. For similar reasons as stated above with respect to Brandywine’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Brandywine’s management of the debt sleeve of the Fund is not a material factor to the approval of the Sub-Subadvisory Agreement.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Subadvisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Sub-Subadvisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the Sub-Subadvisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made, and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Brandywine possesses the capability and resources to perform the duties required under the Sub-Subadvisory Agreement.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2021 meeting was held telephonically in reliance on the Orders.

356

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I INTERNATIONAL OPPORTUNITIES FUND APPROVAL OF SUB-SUBADVISORY AGREEMENT

At a meeting held on August 2-3, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a Sub-Subadvisory Agreement between Delaware Investments Fund Advisers (“DIFA”), sub-adviser to VC I International Opportunities Fund (the “Fund”), and Macquarie Investment Management Global Limited (“Macquarie”) with respect to the Fund.1

In connection with the approval of the Sub-Subadvisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Subadvisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Macquarie; (2) the key personnel of Macquarie who will provide services to the Fund; (3) Macquarie’s compliance policies and procedures; (4) Macquarie’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by Macquarie as a result of the Sub-Subadvisory Agreement.

In considering whether to approve the Sub-Subadvisory Agreement, the Board also took into account a presentation made at the Meeting by members of management. The Board noted that in accordance with Section 15(c) of the 1940 Act, Macquarie furnished the Board with extensive information in connection with the consideration of the Sub-Subadvisory Agreement. The Independent Directors were separately represented by counsel that is independent of The Variable Annuity Life Insurance Company (“VALIC”). DIFA and Macquarie in connection with their consideration of approval of the Sub-Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Macquarie. The Board reviewed information provided by Macquarie relating to Macquarie’s operations and personnel. The Board also noted that Macquarie’s management of the Fund will be subject to the oversight of DIFA, VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change in connection with the appointment of Macquarie. The Board also noted that DIFA will continue to serve as the Fund’s sub-adviser and that DIFA’s current portfolio managers would continue to have ultimate portfolio management discretion over the Fund.

The Board considered information provided to them regarding the services to be provided by Macquarie. The Board noted that Macquarie will provide certain support services in connection with DIFA’s management of the Fund and that DIFA will continue to be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain, and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board considered that the delegation of any of such duties to Macquarie will in no way relieve DIFA of its duties under the sub-advisory agreement between DIFA and VALIC with respect to the Fund. The Board reviewed information regarding the qualifications, background and responsibilities of Macquarie’s personnel who would provide services to the Fund. The Board also took into account the financial condition of Macquarie. The Board also reviewed Macquarie’s brokerage practices. The Board also considered Macquarie’s risk management processes and regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by Macquarie were expected to be satisfactory and that there was a reasonable basis to conclude that Macquarie would provide a high quality of investment services to the Fund.

Fees and Expenses; Profitability. The Board considered that DIFA is responsible for payment of the sub-sub-advisory fees and that the Sub-Subadvisory Agreement is not expected to have any impact on VALIC’s profitability. The Board also noted that the fee to be payable by Macquarie to DIFA under the Sub-Subadvisory Agreement is 0%.

Economies of Scale. For similar reasons as stated above with respect to Macquarie’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Macquarie’s management of the Fund is not a material factor to the approval of the Sub-Subadvisory Agreement.

Terms of the Sub-Subadvisory Agreement. The Board reviewed the terms of the Sub-Subadvisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Sub-Subadvisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the Sub-Subadvisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Macquarie possesses the capability and resources to perform the duties required under the Sub-Subadvisory Agreement.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2021 meeting was held telephonically in reliance on the Orders.

357

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I INTERNATIONAL VALUE FUND AND SMALL CAP SPECIAL VALUES FUND APPROVAL OF SUB-ADVISORY AGREEMENTS

At a meeting held on August 2-3, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved the New Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Allspring Global Investments, LLC (“Allspring” or the “Sub-Adviser”) with respect to each of VC I International Value Fund and VC I Small Cap Special Values Fund (each, a “Fund” and together, the “Funds”) in connection with the anticipated termination of the prior sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Wells Capital Management Incorporated (“WellsCap”) upon the effective date of the sale of Wells Fargo Asset Management (the “Transaction”).1

The New Sub-Advisory Agreement with Allspring was considered as a result of the Transaction. The Transaction resulted in the deemed “assignment” of the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between VALIC and WellsCap, which would automatically terminate as provided for in Section 15(a)(4) of the 1940 Act.

In connection with the approval of the New Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the New Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Funds by the Sub-Adviser; (2) the sub-advisory fees proposed to be charged in connection with the Sub-Adviser’s management of the applicable Funds, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Funds compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against each Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by the Sub-Adviser against the Benchmark; (4) the costs of services and the benefits potentially to be derived by the Sub-Adviser; (5) whether the Fund will benefit from possible economies of scale from engaging the Sub-Adviser; (6) information regarding the Sub-Adviser’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed New Sub-Advisory Agreement. The Board noted that its consideration of much of the information provided in connection with the annual renewal of the Prior Sub-Advisory Agreement was applicable for its consideration of the New Sub-Advisory Agreement.

The Board noted that in accordance with Section 15(c) of the 1940 Act, the Sub-Adviser furnished the Board with extensive information, both at the Meeting and throughout the prior year, in connection with the annual consideration and renewal of the Prior Sub-Advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC and Allspring in connection with their consideration of approval of the New Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services provided to the Funds by the Sub-Adviser. The Board reviewed information provided by the Sub-Adviser relating to the Sub-Adviser’s operations and personnel. The Board also took into account that the individuals at the Sub-Adviser currently responsible for managing each Fund’s portfolio will continue to manage the applicable Fund’s portfolio following the Transaction. The Board also noted that the Sub-Adviser’s management of the Funds will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in each Fund’s prospectus and statement of additional information. The Board also noted that each Fund’s principal investment strategies and techniques were not expected to change in connection with the Transaction.

The Board considered information provided to them regarding the services to be provided by the Sub-Adviser. The Board noted that the Sub-Adviser will (i) determine the securities to be purchased or sold on behalf of the Funds; (ii) provide VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed the Sub-Adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel, as applicable, who would provide services to the Funds. The Board also took into account the financial condition of the Sub-Adviser. The Board also reviewed the Sub-Adviser’s brokerage practices. The Board also considered the Sub-Adviser’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Funds.

The Board concluded that the scope and quality of the services to be provided by the Sub-Adviser were satisfactory and that there was a reasonable basis to conclude that the Sub-Adviser would continue to provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees charged by the Sub-Adviser for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with the Sub-Adviser at arm’s length. The Board also noted that the sub-advisory fee rate payable to the Sub-Adviser pursuant to the New Sub-Advisory Agreement is identical to the sub-advisory fee rate payable to the Sub-Adviser pursuant to the Prior Sub-Advisory Agreement with respect to each applicable Fund. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Funds, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the continued engagement of the Sub-Adviser will not result in any change to the management fee paid by the Funds to VALIC. The Board also considered expense information of comparable funds or accounts managed by the Sub-Adviser that have comparable investment objectives and strategies to the Funds.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 2-3, 2021 meeting was held telephonically in reliance on the Orders.

358

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board took into account management’s discussion of the Funds’ expenses. The Board noted that the Small Cap Special Values Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board also noted that the International Value Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board also took account of management’s discussion of the Funds’ proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared in connection with the annual renewal of the Prior Sub-Advisory Agreement by an independent third-party provider of mutual fund data regarding each Fund’s investment performance compared against the Performance Group and Benchmark. The Board noted that Small Cap Special Values Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods; underperformed the median of its Performance Group for the one-year period and outperformed for the three- and five-year periods; and underperformed its benchmark for the one- and five-year periods and outperformed for the three-year period. The Board also noted that the International Value Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods; and outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods. The Board took into account management’s prior discussion of each Fund’s performance.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits realized in connection with the New Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate paid pursuant to the Prior Sub-Advisory Agreement would not change as a result of the Transaction and that, as a result, the approval of the New Sub-Advisory Agreement was not expected to have any impact on VALIC’s profitability with respect to either Small Cap Special Values Fund or International Value Fund. The Board considered that the sub-advisory fee rates were negotiated with WellsCap at arm’s length. In considering the anticipated profitability to the Sub-Adviser in connection with its relationship to the Funds, the Directors noted that the fees under the New Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of the Sub-Adviser from its relationship with the Funds was not material to its deliberations with respect to consideration of approval of the New Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to the Sub-Adviser’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Funds are not material factors to the approval of the New Sub-Advisory Agreement, although the Board noted that the Funds have breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the New Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board noted that the terms of the New Sub-Advisory Agreement will not differ materially from the terms of the Prior Sub-Advisory Agreement, except for the effective date and the term of each agreement. The Board concluded that the terms of the New Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that the Sub-Adviser possesses the capability and resources to perform the duties required under the New Sub-Advisory Agreement.

359

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC Company I Capital Appreciation Fund Approval of Subadvisory Agreement

At a meeting held on October 25-26, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved the New Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to VC I Capital Appreciation Fund (the “Fund”).1

In connection with the approval of the Columbia Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Columbia Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Columbia; (2) the sub-advisory fees proposed to be charged in connection with Columbia’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of the Fund compared to the performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of comparable funds managed by Columbia against the Benchmark; (4) the costs of services and the benefits potentially to be derived by Columbia; (5) whether the Fund will benefit from possible economies of scale from engaging Columbia; (6) information regarding Columbia’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Columbia Sub-Advisory Agreement.

The Board noted that in accordance with Section 15(c) of the 1940 Act, Columbia furnished the Board with extensive information at this Meeting. The Independent Directors were separately represented by counsel that is independent of VALIC and Columbia in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Columbia. The Board reviewed information provided by Columbia relating to Columbia’s operations and personnel. The Board also took into account that the individuals at BMO Asset Management Corp. (“BMO”) currently responsible for managing the Fund’s portfolio will continue to manage the Fund’s portfolio at Columbia following a business transaction. The Board also noted that Columbia’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board also noted that the Fund’s principal investment strategies and techniques were not expected to change in connection with the transaction.

The Board considered information provided to them regarding the services to be provided by Columbia. The Board noted that Columbia will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed Columbia’s history and investment experience as well as information regarding the qualifications, background and responsibilities of Columbia’s investment and compliance personnel, as applicable, who would provide services to the Fund. The Board also took into account the financial condition of Columbia. The Board also reviewed Columbia’s brokerage practices. The Board also considered Columbia’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by Columbia were expected to be satisfactory and that there was a reasonable basis to conclude that Columbia would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Columbia for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with Columbia at arm’s length. The Board also noted that the sub-advisory fee rate to be payable to Columbia pursuant to the Sub-Advisory Agreement is identical to the sub-advisory fee rate payable to BMO pursuant to the current sub-advisory agreement with BMO with respect to the Fund. The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the appointment of Columbia will not result in any change to the management fee paid by the Fund to VALIC. The Board also considered expense information of comparable funds or accounts managed by Columbia that have comparable investment objectives and strategies to the Fund.

The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the Capital Appreciation Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information provided by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group and Benchmark. The Board noted that Capital Appreciation Fund outperformed its Lipper peer index and the median for the one-year period ended September 30, 2021 and underperformed for the three-, five- and ten-year periods ended September 30, 2021. The Board also noted that the Fund outperformed its benchmark for the one-year period and underperformed for the three-, five- and ten-year periods ended August 31, 2021.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the October 25-26, 2021 meeting was held telephonically in reliance on the Orders.

360

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate proposed to be paid pursuant to the Sub-Advisory Agreement would not change as a result of the transaction and that, as a result, the approval of the Sub-Advisory Agreement was not expected to have any impact on VALIC’s profitability with respect to the Fund. The Board considered that the sub-advisory fee rates were negotiated with Columbia at arm’s length. In considering the anticipated profitability to Columbia in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Columbia from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Columbia’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Columbia’s management of the Fund are not material factors to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board noted that the terms of the Sub-Advisory Agreement will not differ materially from the terms of the existing agreement with BMO, except for the effective date and the term of each agreement. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decisions to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Columbia possesses the capability and resources to perform the duties required under the Sub-Advisory Agreement.

361

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC Company I Small Cap Growth Fund Approval of Sub-Subadvisory Agreement

At a meeting held on October 25-26, 2021 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a Sub-Subadvisory Agreement between T. Rowe Price Associates, Inc. (“TRP”), sub-adviser to VC I Small Cap Growth Fund (the “Fund”), and T. Rowe Price Investment Management, Inc. (“TRPIM”) with respect to the Fund.1

In connection with the approval of the Sub-Subadvisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Subadvisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by TRPIM; (2) the key personnel of TRPIM who will provide services to the Fund; (3) TRPIM’s compliance policies and procedures; (4) TRPIM’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by TRPIM as a result of the Sub-Subadvisory Agreement.

In considering whether to approve the Sub-Subadvisory Agreement, the Board also took into account a presentation made at the Meeting by members of management. The Board noted that in accordance with Section 15(c) of the 1940 Act, TRPIM furnished the Board with extensive information in connection with the consideration of the Sub-Subadvisory Agreement. The Independent Directors were separately represented by counsel that is independent of The Variable Annuity Life Insurance Company (“VALIC”), TRP and TRPIM in connection with their consideration of approval of the Sub-Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by TRPIM. The Board reviewed information provided by TRPIM relating to TRPIM’s operations and personnel. The Board also noted that TRPIM’s management of the Fund will be subject to the oversight of TRP, VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by TRPIM. The Board noted that TRPIM will determine the securities to be purchased or sold on behalf of the private placement sleeve of the Fund and that TRP will continue to be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board considered that the delegation of any of such duties to TRPIM will in no way relieve TRP of its duties under the sub-advisory agreement between TRP and the Fund. The Board reviewed information regarding the qualifications, background and responsibilities of TRPIM’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of TRPIM. The Board also reviewed TRPIM’s brokerage practices. The Board also considered TRPIM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the services to be provided by TRPIM were expected to be satisfactory and that there was a reasonable basis to conclude that TRPIM would provide a high quality of investment services to the Fund.

Fees and Expenses; Profitability. The Board considered that TRP is responsible for payment of the sub-sub-advisory fees and that the TRPIM Sub-Subadvisory Agreement is not expected to have any impact on VALIC’s profitability. In light of all the factors considered, the Directors determined that the anticipated to VALIC was reasonable. The Board also concluded that the anticipated profitability of TRPIM from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Subadvisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to TRPIM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in TRPIM’s management of the private placement sleeve of the Fund is not a material factor to the approval of the Sub-Subadvisory Agreement.

Terms of the Sub-Subadvisory Agreement. The Board reviewed the terms of the Sub-Subadvisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Sub-Subadvisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that TRPIM possesses the capability and resources to perform the duties required under the Sub-Subadvisory Agreement.

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of VC I determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the October 25-26, 2021 meeting was held telephonically in reliance on the Orders.

362

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Blue Chip Growth Fund

(the “Fund”)

Supplement dated August 20, 2021 to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2020, as supplemented and amended to date

At a meeting held on August 2-3, 2021 ( the “Meeting”), the Board of Directors of VALIC Company I (the “Board”) approved an amendment to the investment subadvisory agreement (the “Amendment”) between The Variable Annuity Life Insurance Company (“VALIC”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Fund. Under the Amendment, effective September 28, 2021, the subadvisory fee schedule with respect to the Fund is as follows:

0.500% on the first $50 million

0.400% on the next $50 million

0.400% reset on all assets when assets reach $100 million

0.375% when assets exceed $250 million

0.350% when assets exceed $500 million

0.300% reset on all assets when assets reach $1 billion

0.275% when assets exceed $3 billion*

*

To accommodate circumstances where the Fund’s assets either approach or fall beneath $100 million and to prevent a decline in the Fund’s assets from causing an increase in the absolute dollar fee, the T. Rowe Price will provide a transitional credit to cushion the impact of reverting to the original fee schedule. The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $100 million, when the flat fee would be triggered, or (b) fall below a threshold of approximately $87.5 million, where the tiered fee schedule would be fully re-applied.

At the Meeting, the Board also approved an Advisory Fee Waiver Agreement with respect to the Fund. Pursuant to the Advisory Fee Waiver Agreement, VALIC has agreed, until September 30, 2022, to waive the Fund’s advisory fees so that the advisory fee payable by the Fund is equal to 0.75% on the first $250 million of the Fund’s average daily net assets, 0.725% on the next $250 million of the Fund’s average daily net assets, 0.70% on the next $300 million of the Fund’s average daily net assets, 0.36% on the next $200 million of the Fund’s average daily net assets and 0.65% on the Fund’s average daily net assets over $1 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

363

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

International Opportunities Fund

(the “Fund”)

Supplement dated September 1, 2021 to the Summary Prospectuses and the Prospectuses of the Fund, each dated May 25, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Peter Fruzzetti	2012*	Investment Officer of MFS
Jose Luis Garcia	2012*	Investment Officer of MFS
Lionel Gomez	2021*	Investment Officer of MFS
Robert Lau	2012*	Investment Officer of MFS
Sandeep Mehta	2020*	Investment Officer of MFS
Nicholas Spratt	September 2021*	Investment Officer of MFS

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Management-Investment Subadvisers- Massachusetts Financial Services Company is deleted in its entirety and replaced with the following:

International Opportunities Fund

Large Capital Growth Fund

Massachusetts Financial Services Company (“MFS”)

111 Huntington Avenue, Boston, Massachusetts 02199

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under management of the MFS organization were approximately $673 billion as of July 31, 2021.

MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of Peter Fruzzetti, Jose Luis Garcia, Robert Lau, Sandeep Mehta, Nicholas Spratt and Lionel Gomez. Messrs. Fruzzetti, Garcia, Lau, Mehta, Spratt and Gomez are each Investment Officers of MFS. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008. Mr. Gomez has been employed in the investment area since 2013. Mr. Spratt has been employed in the investment area of MFS since 2017.

The Large Capital Growth Fund is managed by Jeffrey Constantino, an Investment Officer and Portfolio Manager, and Joseph Skorski, an Investment Officer and Portfolio Manager of MFS. Mr. Constantino joined MFS in 2000 and has served on the portfolio management team of the Large Cap Growth strategy since 2006 and the portfolio management team of the Global Growth strategies since 2008. Mr. Skorski joined MFS in 2007 and has more than two decades of investment experience. During his tenure at the firm, he has had both equity research analyst and portfolio management responsibilities. He joined the portfolio management team of the MFS® Global Growth Equity and MFS® Global Growth Concentrated Equity strategies in 2018 and previously had portfolio management responsibilities for the firm’s Japan Equity strategy.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

364

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 002-83631

VALIC COMPANY I

Global Strategy Fund

(the “Fund”)

Supplement dated October 4, 2021 to the Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2021, as supplemented and amended to date

At a meeting held on August 2-3, 2021, the Board of Directors of VALIC Company I (the “Board”) approved a sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Franklin Advisers, Inc. (“Franklin”), the Fund’s subadviser, and Brandywine Global Investment Management, LLC (“Brandywine”), which is expected to become effective on or about December 7, 2021 (the “Effective Date”), whereby Brandywine would begin managing the fixed-income portion of the Fund’s portfolio. Franklin will continue to manage the equity portion of the Fund’s portfolio. The Board also approved certain changes to the Fund’s principal investment strategies and techniques with respect to both the equity and fixed income portions of the Fund’s portfolio. In addition, Fund management has determined to change the Fund’s benchmark index against which the Fund compares its performance. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the addition of the Fund’s sub-subadviser, and the changes to the principal investment strategies and techniques, benchmark index and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is expected to become effective on the Effective Date.

The Fund currently invests 50% to 80% of its assets in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money market securities. With respect to the equity portion of the Fund’s portfolio, under normal market conditions, the Fund will hold 600 to 900 of the common stocks in the MSCI ACWI Index and Franklin normally selects such stocks on a semi-annual basis. The subadviser’s selection process is designed to select stocks for the Fund that have favorable exposure to four investment style factors (commonly referred to as “smart beta”) – quality, value, momentum and low volatility. With respect to debt obligations and money market securities, the mix of investments will be adjusted in an effort to capitalize on the total return potential produced by changing market, political and economic conditions throughout the world. The subadviser may purchase a debt security when it believes the security is undervalued or will provide highly competitive rate yields. Conversely, the subadviser may consider selling a debt security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the subadviser believes another security is a more attractive investment opportunity.

As of the Effective Date, the Fund will invest in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, or other instruments with similar economic characteristics, and in money market securities. In addition, as noted above, Franklin will manage the Fund’s equity portion of the Fund’s assets and Brandywine will manage the fixed-income portion of the Fund’s assets. With respect to the equity portion of the Fund’s portfolio, under normal market conditions, the Fund will hold 450 to 600 of the common stocks, or depositary receipts representing such stocks, in the MSCI ACWI Index and Franklin will normally select such stocks on a quarterly basis. The subadviser’s multi-factor selection process for equity securities is designed to select stocks for the Fund that have favorable exposure to three investment factors – quality, value and momentum. With respect to the Fund’s fixed income securities, the Fund’s sub-subadviser will follow a value-driven, active, strategic approach to portfolio decisions that considers duration, yield curve exposure, credit exposure, and sector weightings that are based upon the broad investment themes of its global macroeconomic research platform as they apply to fixed income markets. The sub-subadviser will have broad discretion to invest in multiple types of fixed income securities of any maturity and duration. The Fund’s assets will not necessarily be divided equally among Franklin and Brandywine. Franklin will direct 50% to 80% of the Fund’s assets to equity securities.

The Sub-Subadvisory Agreement between Franklin and Brandywine will become effective on the Effective Date. Brandywine is located at 1735 Market Street, 18th Floor, Philadelphia, Pennsylvania 19103. Brandywine acts as adviser or subadviser to individuals, public funds, corporations, pension and profit-sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. As of June 30, 2021, Brandywine’s total assets under management were approximately $67.6 billion. Brandywine is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. and is an affiliate of the Fund’s subadviser, Franklin.

The Board has the authority, pursuant to an exemptive order granted by the SEC, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about Brandywine and the Sub-Subadvisory Agreement.

On the Effective Date, the portfolio managers who are expected to be jointly and primarily responsible for managing the Fund and their background are as follows:

Franklin

The team responsible for managing the equity portion of the Fund is expected to be Chandra Seethamraju and Sundaram Chettiappan. The team that will be responsible for managing the broad strategic and tactical asset allocation of the Fund is expected to be Tom Nelson and Berkeley Revenaugh.

Dr. Seethamraju a co-head of Systematic Strategies portfolio management at Franklin Templeton Investment solutions. Dr. Seethamraju joined Franklin Templeton Investments in 2013. Mr. Chettiappan is a vice president and senior research analyst for Franklin SystematiQ. Mr. Chettiappan joined Franklin Templeton Investments in 2018.

Mr. Nelson is a senior vice president and director of portfolio management for Franklin Templeton Investment Solutions and a member of the Investment Strategy & Research Committee. Mr. Nelson joined Franklin Templeton Investments in 2007. Berkeley Revenaugh currently serves as a portfolio manager for Franklin Templeton Investment Solutions (FTIS). Ms. Revenaugh joined Franklin Templeton Investments in 2019.

365

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Brandywine

Primary responsibility for day-to-day management of the Fund’s fixed income securities is expected to lie with the following portfolio managers: Michael Arno, CFA, Tracy Chen, CFA, CAIA, Brian L. Kloss, JD, CPA, Renato Latini, CFA, John (Jack) P. McIntyre, CFA and Anujeet Sareen, CFA.

Mr. Arno is an associate portfolio manager and senior research analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit, multi-sector, and emerging market fixed income related strategies. Previously, he had been a research analyst on the team since 2011 with a focus on global credit and emerging markets. Mr. Arno joined Brandywine as a product specialist within client service in 2006. Prior to joining Brandywine in 2006, Mr. Arno was an associate of Vanguard Group (2004- 2006). Mr. Arno earned a B.S. in Finance from Temple University.

Ms. Chen joined Brandywine in 2008. As portfolio manager, she leads Brandywine’s structured credit investing, including investments in U.S. and European RMBS, CMBS, and ABS as well as CLO and other structured products. Prior to joining Brandywine, Ms. Chen was with UBS Investment Bank as a Director of Structured Products (2006-2008); GMAC Mortgage Group (2002-2006), focusing on mortgage whole loan pricing and trading; and Deloitte Consulting (2001-2002). Ms. Chen earned her M.B.A with a concentration in Finance from the University of North Carolina at Chapel Hill. She also holds an M.A. in American Studies and a B.A. from University of Electronic Science & Technology of China.

Mr. Kloss joined Brandywine in 2009. As portfolio manager, he leads Brandywine’s credit research capabilities bringing over 20 years of high yield and distressed debt experience. Previously, Mr. Kloss was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002- 2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Mr. Kloss earned his J.D. from Villanova School of Law and graduated summa cum laude with a B.S. in Accounting from University of Scranton. He is a member of the New Jersey and Pennsylvania Bar Associations.

Mr. Latini is an associate portfolio manager and senior research analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit and multi-sector fixed income strategies. Mr. Latini joined Brandywine in 2006 as a trader on the team. Prior to joining Brandywine, Mr. Latini was an investment analyst at Watson Wyatt Investment Consulting (2004-2006). He earned a B.A. in Physics and Economics from the University of Pennsylvania.

Mr. McIntyre is a Portfolio Manager and has been employed at Brandywine since 1998. Previously, he held positions as market strategist with McCarthy, Crisanti & Maffei, Inc. (1995-1998); senior fixed income analyst with Technical Data, a division of Thomson Financial Services (1992-1995); quantitative associate with Brown Brothers Harriman & Co. (1990), and investment analyst with the Public Employee Retirement Administration of Massachusetts (1987-1989).

Mr. McIntyre earned an M.B.A. in Finance from the Leonard N. Stern Graduate School of Business at New York University and a B.B.A. in Finance from the University of Massachusetts, Amherst.

Mr. Sareen is a Portfolio Manager and has been employed at Brandywine since 2016. Previously, he was a managing director of global fixed income and a global macro strategist, as well as a chair of the Currency Strategy Group at Wellington Management in Boston. Over his 22-year career at Wellington (1994-2016), he held a variety of roles while cultivating extensive fixed income and currency management experience. Mr. Sareen earned a B.A. in Computer Science from Brown University.

Once the changes to the Fund’s investment strategies and techniques, benchmark index and subadvisory arrangements become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s principal investment strategies, techniques and risks. Please read the prospectus carefully. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

366

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed Pursuant to Rule 497(e) and Rule 497(k)

File No. 002-83631

VALIC COMPANY I

International Value Fund

Small Cap Special Values Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 29, 2021 to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information,

each dated October 1, 2021, as amended and supplemented to date

During the fourth quarter of 2021 (the “Effective Date”), Wells Fargo Asset Management, which includes Wells Capital Management Incorporated (“WellsCap”), the Funds’ subadviser, will be sold to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). Prior to the closing of the Transaction, WellsCap will convert from a California corporation to a Delaware limited liability company. Upon the closing of the Transaction, WellsCap will change its name to Allspring Global Investments, LLC (“Allspring”).

The change in control of WellsCap resulting from the Transaction will constitute an “assignment” of the investment subadvisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and WellsCap with respect to the Funds (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. Generally, an assignment triggers a requirement to obtain shareholder approval of a new investment subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, VALIC is permitted, under certain conditions and subject to board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At a meeting held on August 2-3, 2021, the Board of Directors of VALIC Company I approved a new investment subadvisory agreement between VALIC and Allspring (the “New Subadvisory Agreement”) with respect to the Funds, which will become effective on the Effective Date. No changes to the portfolio management team or other key personnel who provide services to the Funds are anticipated as a result of the Transaction. The level and scope of services to be rendered by Allspring and the fees payable by VALIC to Allspring under the New Subadvisory Agreement will also remain the same.

Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the Transaction and the New Subadvisory Agreement.

On the Effective Date, all references to Wells Capital Management Incorporated and WellsCap serving as the subadviser to the Funds are hereby deleted and replaced with references to Allspring Global Investments, LLC and Allspring, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

367

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Capital Appreciation Fund

(the “Fund”)

Supplement dated November 19, 2021, to the Summary Prospectus dated October 1, 2021, as supplemented and amended to date

BMO Asset Management Corp. (“BMO AM”) currently serves as subadviser to the Fund and is a wholly-owned subsidiary of BMO Financial Group. Ameriprise Financial, Inc. (“Ameriprise”) is expected to acquire BMO Financial Group’s EMEA (Europe, the Middle East and Africa) asset management business (the “Acquisition”) on or about December 16, 2021 (the “Effective Date”). In connection with the Acquisition, BMO AM has determined to exit the mutual fund investment advisory business, and the BMO AM portfolio management team that manages the Fund will join Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise.

At a meeting held on October 25-26, 2021, the Board of Directors of VALIC Company I approved a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Columbia (the “New Subadvisory Agreement”) with respect to the Fund, which will become effective on the Effective Date. The level and scope of services to be rendered by Columbia and the fees payable by VALIC to Columbia under the New Subadvisory Agreement will remain the same as those under the current investment sub-advisory agreement between VALIC and BMO AM.

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record as of the close of business on the Effective Date will receive a notice that explains how to access an Information Statement, which will include more information about the New Subadvisory Agreement.

On the Effective Date, the following changes are made to the Summary Prospectus:

In the section entitled “Investment Adviser,” the reference to BMO AM is replaced with Columbia Management Investment Advisers, LLC.

In the section entitled “Investment Adviser,” the table is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Fund Since
Ernesto Ramos Head of Integrated Equity Team and Senior Portfolio Manager	2021
Jason C. Hans Senior Portfolio Manager, Integrated Equity Team	2018	*
J.P. Gurnee Senior Portfolio Manager, Integrated Equity Team	2021	*

*	Includes management of the Predecessor Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

368

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Global Real Estate Fund

(the “Fund”)

Supplement dated January 14, 2022 to the Summary Prospectuses and the Prospectuses of the Fund, each dated October 1, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Joe Rodriguez, Jr.	2008*	Managing Director, Co-CIO of Invesco’s Listed Real Assets Team and Co-Lead Portfolio Manager
James Cowen	2015*	Managing Director, Portfolio Manager
Ping-Ying Wang, PhD, CFA	2008*	Managing Director and Portfolio Manager
Mark Blackburn, CFA	2008	Managing Director and Portfolio Manager
Grant Jackson	2018*	Senior Director and Co-Lead Portfolio Manager
Chip McKinley	2022	Portfolio Manager
Darin Turner	2009	Managing Director, Co-CIO of Invesco’s Listed Real Assets Team, and Portfolio Manager

*

Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.

The section of the Prospectus entitled “Management-Investment Subadvisers- Invesco Advisers, Inc. is deleted in its entirety and replaced with the following:

Global Real Estate Fund

Invesco Advisers, Inc. (“Invesco”)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of July 31, 2021, Invesco Ltd. managed approximately $1,528.4 billion in assets.

Invesco Asset Management Limited (“IAML”) serves as sub-subadvisor to the Fund, with its principal office at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. IAML is an affiliate of Invesco and is compensated by Invesco at no additional expense to the Trust. Day-to-day investment management decisions for the Fund are made by Invesco. The sub-Subadviser is responsible for choosing certain types of real estate securities for the Fund.

The following individuals are jointly responsible for the day-to-day management of the Global Real Estate Fund: Joe Rodriguez, Jr. (Co-Lead Portfolio Manager), Mark Blackburn, Ping-Ying Wang, Darin Turner, Chip McKinley, James Cowen and Grant Jackson (Co-Lead Portfolio Manager).

Mr. Rodriguez, Co-Lead Portfolio Manager, has been Co-CIO of Invesco’s Listed Real Assets Team since 1995 and has been associated with Invesco and/or its affiliates since 1990. Mr. Turner, Portfolio Manager, has been Co-CIO of Invesco’s Listed Real Assets Team since 2020 and has been associated with Invesco and/or its affiliates since 2005. Mr. Blackburn, Portfolio Manager, is a member of Invesco’s Listed Real Assets Team and has been associated with Invesco and/or its affiliates since 1998. Mr. McKinley, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2019 to 2022, he was associated with Saepio Capital Management where he was the Founder and served as Portfolio Manager. From 2007 to 2019, he was associated with Cohen and Steers Capital Management where he served as Senior Vice President and Portfolio Manager. Ms. Wang, Portfolio Manager, is a member of Invesco’s Listed Real Assets Team and has been associated with Invesco and/or its affiliates since 1998. Mr. Cowen, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000. Mr. Grant Jackson, Co-Lead Portfolio Manager, is a member of Invesco’s Listed Real Assets Team and has been associated with Invesco and/or its affiliates since 2005.

Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

369

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Yvonne M. Curl

Timothy J. Ebner

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

Boston Partners Global Investors, Inc. d/b/a Boston Partners

60 East 42nd Street, Suite 1550

New York, New York 10165

ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Allspring Global Investments, LLC

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

370

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

371

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•	Check total current balance across available plans and calculate projected retirement income amounts

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•	Access and download important documents including account statements, transaction confirmations and tax documents

•	Send and receive important documents or messages securely using the secure mail feature in the client mailbox

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•	Transfer money among investment options

•	Request a one-time withdrawal

Sign up today at aig.com/RetirementServices

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Please note: Email delivery is not accessible to certain annuity contract owners.

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CLICK aig.com/RetirementServices    CALL 1-800-448-2542    VISIT your financial professional

This material is general in nature, was developed for educational use only, and is not intended to provide financial, legal, fiduciary, accounting or tax advice, nor is it intended to make any recommendations. Applicable laws and regulations are complex and subject to change. Please consult with your financial professional regarding your situation. For legal, accounting or tax advice consult the appropriate professional.

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (01/2022) J758407 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1246

VC 4873  (12/2021)    J103179

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 4, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 4, 2022